ABBREVIATIONS AND FOOTNOTES
INVESTMENT ABBREVIATIONS:
10Y	—	10 Year
12Y	—	12 Year
1M	—	1 Month
1Y	—	1 Year
2M	—	2 Month
3M	—	3 Month
5Y	—	5 Year
6M	—	6 Month
ABS	—	Asset-Backed Security
ACES	—	Alternative Credit Enhancement Securities
ADR	—	American Depositary Receipt
AEX	—	Amsterdam Exchange
AGM	—	Assured Guarantee Municipal Corporation
ARM	—	Adjustable Rate Mortgage
ASX	—	Australian Securities Exchange
BAM	—	Build America Mutual
BBR	—	Bank Bill Rate
BBSW	—	Bank Bill Swap Rate
Bobl	—	Bundesobligation ("federal government bond")
Bund	—	Bundesanleihe ("federal bond")
CDI	—	Crest Depository Interest
CDO	—	Collateralized Debt Obligation
CDOR	—	Canadian Dollar Offered Rate
CDX	—	A series of indexes that track North American and emerging market credit derivative indexes.
Cetip	—	Central of Custody and Financial Settlement of Securities
CFETS	—	China Foreign Exchange Trade System
CLP-TNA	—	Chilean Pesos Floating Rate Index
CLO	—	Collateralized Loan Obligation
CME	—	Chicago Mercantile Exchange
CMT	—	Constant Maturity
CONV	—	Convertible
COP-IBR-OIS	—	Certificate of Participation - Income-based Repayment - Overnight Indexed Swap
COPS	—	Certificates of Participation
CVA	—	Dutch Certificate
DAC	—	Designated Activity Company
DAX	—	Deutscher Aktien Index
ESTR	—	Euro Short-Term Rate
ETF	—	Exchange Traded Fund
EURIBOR	—	Euro Interbank Offered Rate
Fannie Mae	—	Federal National Mortgage Association
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corporation
FRA	—	Forward Rate Agreements
FTSE	—	Financial Times Stock Exchange
GDR	—	Global Depositary Receipt
Gtd.	—	Guaranteed
HIBOR	—	Hong Kong Interbank Offered Rate
HTS	—	Harmonized Tariff Schedule
HUD	—	Housing and Urban Development
HY	—	High Yield
IBEX	—	Iberia Index
ICE	—	Intercontinental Exchange
IG	—	Investment Grade
IO	—	Interest Only (Principal amount shown is notional)
JIBAR	—	Johannesburg Interbank Average Rate
JSC	—	Joint Stock Company
KLCI	—	Kuala Lumpur Composite Index
KWCDC	—	Korean Won Certificate of Deposit
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
MIBOR	—	Mumbai Inter-Bank Overnight Rate
MSCI	—	Morgan Stanley Capital International
NIBOR	—	Norwegian Interbank Offered Rate
NVDR	—	Non-Voting Depository Receipt
OAT	—	Obligations Assimilables du Trésor
PCL	—	Public Company Limited
PIK	—	Payment-in-Kind Bonds
PJSC	—	Public Joint Stock Company
PLC	—	Public Limited Company
PRIBOR	—	Prague Inter-bank Offered Rate
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
QPSC	—	Qualified Personal Service Corporation
QSC	—	Qatar Shareholder Company
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SA	—	Societe Anonyme
SAE	—	Societe Anonyme Egyptienne
SBA	—	Small Business Administration
SDR	—	Special Drawing Rights
SGX	—	Singapore Stock Exchange
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average Rate
SonyMA	—	State of New York Mortgage Agency
STACR	—	Structured Agency Credit Risk
STEP	—	Stepped Coupon Bonds: Interest rates shown reflect the rates currently in effect.
STIBOR	—	Stockholm Interbank Offered Rate
STRIP	—	Stripped Security
TBA	—	To be announced
Tbk	—	Terbuka
TELBOR	—	Tel Aviv Inter-Bank Offered Rate
TIIE	—	The Equilibrium Interbank Interest Rate
TSX	—	Toronto Stock Exchange
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. See the Funds' Semi-Annual Report for the total market values and percentages of net assets for 144A securities by fund as of June 30, 2022.

ABBREVIATIONS AND FOOTNOTES
INVESTMENT FOOTNOTES:
π	—	Century bond maturing in 2115.
‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
*	—	Non-income producing security.
#	—	Security in default.
§	—	Security purchased with the cash proceeds from securities loaned.
^	—	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of year end.
†	—	Variable rate security. Rate shown reflects the rate in effect as of September 30, 2022.
Ξ	—	Variable or floating rate security, the interest rate of which adjusts periodically and is linked to changes in current local market conditions.
γ	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
Ω	—	Rate shown reflects the effective yield as of September 30, 2022.
∞	—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
†††	—	Security is a Level 3 investment (see Note 2 in Notes to Financial Statements of the Funds' Semi-Annual Report dated June 30, 2022).
Ø	—	7-day current yield as of September 30, 2022 is disclosed.
ρ	—	Perpetual bond. Maturity date represents the next call date.
~	—	Century bond maturing in 2121.
«	—	Century bond maturing in 2110.
◊	—	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
≈	—	Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.
»	—	Zero coupon bond.
Ψ	—	Security is valued at fair value by the Valuation Committee (see Note 2 in Notes to Financial Statements of the Funds' Semi-Annual Report dated June 30, 2022). See the Funds' Semi-Annual Report for the total market values and percentages of net assets for Fair Valued securities by fund as of June 30, 2022.

FOREIGN BOND FOOTNOTES:
(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Reals (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(D)	—	Par is denominated in Danish Krone (DKK).
(E)	—	Par is denominated in Euro (EUR).
(I)	—	Par is denominated in Indonesian Rupiahs (IDR).
(J)	—	Par is denominated in Japanese Yen (JPY).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(P)	—	Par is denominated in Polish Zloty (PLN).
(Q)	—	Par is denominated in Russian Rubles (RUB).
(S)	—	Par is denominated in South African Rand (ZAR).
(U)	—	Par is denominated in British Pounds (GBP).
(Y)	—	Par is denominated in Chinese Yuan (CNY).
(Z)	—	Par is denominated in New Zealand Dollars (NZD).
(ZB)	—	Par is denominated in Peruvian Sol (PEN).
(ZC)	—	Par is denominated in Israeli Shekels (ILS).
(ZE)	—	Par is denominated in Czech Koruna (CZK).
(ZF)	—	Par is denominated in Thai Baht (THB).

COUNTERPARTY ABBREVIATIONS:
BAR	—	Counterparty to contract is Barclays Capital.
BNP	—	Counterparty to contract is BNP Paribas.
BNY	—	Counterparty to contract is BNY Mellon.
BOA	—	Counterparty to contract is Bank of America.
BOM	—	Counterparty to contract is Bank of Montreal.
CITI	—	Counterparty to contract is Citibank NA London.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HSBC	—	Counterparty to contract is HSBC Securities.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
RBC	—	Counterparty to contract is Royal Bank of Canada.
RBS	—	Counterparty to contract is Royal Bank of Scotland.
SC	—	Counterparty to contract is Standard Chartered PLC.
SS	—	Counterparty to contract is State Street Global Markets.
UBS	—	Counterparty to contract is UBS AG.

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 91.9%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	8,012,001	$101,191,571
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	12,524,938	155,434,483
GuideStone Global Bond Fund (Institutional Class)∞	4,155,306	33,200,895
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	6,774,512	68,083,841
GuideStone Equity Index Fund (Institutional Class)∞	2,949,797	111,384,350
GuideStone International Equity Index Fund (Institutional Class)∞	5,422,780	46,744,362
GuideStone Small Cap Equity Fund (Institutional Class)∞	886,020	13,237,135
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	2,630,294	19,937,630
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	621,290	4,858,489
GuideStone Strategic Alternatives Fund (Institutional Class)∞	1,936,522	19,655,700
Total Mutual Funds (Cost $649,070,827)		573,728,456
MONEY MARKET FUNDS — 1.5%
GuideStone Money Market Fund, 2.76% (Institutional Class)Ø∞	7,858,973	7,858,973
Northern Institutional U.S. Government Portfolio (Shares), 2.31%Ø	1,685,052	1,685,052
Total Money Market Funds (Cost $9,544,025)		9,544,025

	Par	Value
U.S. TREASURY OBLIGATIONS — 6.8%
U.S. Treasury Inflationary Index Bonds
6.98%, 04/15/29	$8,867,021	$9,935,678
5.63%, 04/15/32	4,573,499	5,217,749
0.81%, 02/15/43	3,485,825	2,684,562
1.20%, 02/15/48	2,048,489	1,663,329
0.14%, 02/15/51	1,879,730	1,195,705
U.S. Treasury Inflationary Index Notes
0.16%, 07/15/24	8,018,650	7,984,760
0.15%, 07/15/26	11,136,540	10,414,711
0.45%, 07/15/27	2,706,987	2,526,686
0.64%, 07/15/32	1,099,487	1,004,754
Total U.S. Treasury Obligations (Cost $50,338,310)		42,627,934
TOTAL INVESTMENTS — 100.2% (Cost $708,953,162)		625,900,415
Liabilities in Excess of Other Assets — (0.2)%		(1,558,151)
NET ASSETS — 100.0%		$624,342,264

For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2022, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 95.5%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	12,226,229	$154,417,274
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	29,542,820	366,626,394
GuideStone Global Bond Fund (Institutional Class)∞	10,778,227	86,118,033
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	19,166,941	192,627,758
GuideStone Equity Index Fund (Institutional Class)∞	9,538,752	360,183,269
GuideStone International Equity Index Fund (Institutional Class)∞	17,722,509	152,768,026
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,877,550	42,990,604
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	8,550,766	64,814,804
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	1,956,567	15,300,358
GuideStone Strategic Alternatives Fund (Institutional Class)∞	3,299,176	33,486,635
Total Mutual Funds (Cost $1,652,492,191)		1,469,333,155
MONEY MARKET FUNDS — 1.2%
GuideStone Money Market Fund, 2.76% (Institutional Class)Ø∞	16,584,188	16,584,188
Northern Institutional U.S. Government Portfolio (Shares), 2.31%Ø	2,071,852	2,071,852
Total Money Market Funds (Cost $18,656,040)		18,656,040

	Par	Value
U.S. TREASURY OBLIGATIONS — 3.5%
U.S. Treasury Inflationary Index Bonds
6.98%, 04/15/29	$8,867,021	$12,318,626
5.63%, 04/15/32	4,573,499	6,474,579
0.81%, 02/15/43	3,485,825	3,329,650
1.20%, 02/15/48	2,048,489	2,063,308
0.14%, 02/15/51	1,729,730	1,349,643
U.S. Treasury Inflationary Index Notes
0.64%, 07/15/23	1,189,487	1,254,786
0.16%, 07/15/24	8,218,650	9,864,944
0.15%, 07/15/26	11,276,540	13,079,074
0.45%, 07/15/27	2,706,987	3,131,508
Total U.S. Treasury Obligations (Cost $61,881,986)		52,866,118
TOTAL INVESTMENTS — 100.2% (Cost $1,733,030,217)		1,540,855,313
Liabilities in Excess of Other Assets — (0.2)%		(2,548,993)
NET ASSETS — 100.0%		$1,538,306,320

For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2022, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 97.9%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	20,292,265	$251,827,004
GuideStone Global Bond Fund (Institutional Class)∞	8,212,280	65,616,119
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	10,918,474	109,730,666
GuideStone Equity Index Fund (Institutional Class)∞	11,936,910	450,737,735
GuideStone International Equity Index Fund (Institutional Class)∞	22,344,410	192,608,811
GuideStone Small Cap Equity Fund (Institutional Class)∞	3,652,404	54,566,911
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	10,843,412	82,193,064
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	2,160,446	16,894,691
	Shares	Value
GuideStone Strategic Alternatives Fund (Institutional Class)∞	710,747	$7,214,078
Total Mutual Funds (Cost $1,386,567,164)		1,231,389,079
MONEY MARKET FUNDS — 2.1%
GuideStone Money Market Fund, 2.76% (Institutional Class)Ø∞ (Cost $26,716,040)	26,716,040	26,716,040
TOTAL INVESTMENTS — 100.0% (Cost $1,413,283,204)		1,258,105,119
Other Assets in Excess of Liabilities — 0.0%		558,881
NET ASSETS — 100.0%		$1,258,664,000

For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2022, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

MYDESTINATION 2045 FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 97.9%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	6,607,208	$81,995,457
GuideStone Global Bond Fund (Institutional Class)∞	2,673,225	21,359,064
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	4,950,726	49,754,800
GuideStone Equity Index Fund (Institutional Class)∞	11,373,877	429,477,610
GuideStone International Equity Index Fund (Institutional Class)∞	21,406,105	184,520,623
GuideStone Small Cap Equity Fund (Institutional Class)∞	3,531,048	52,753,855
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	10,486,834	79,490,204
	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	1,962,550	$15,347,138
Total Mutual Funds (Cost $1,007,497,767)		914,698,751
MONEY MARKET FUNDS — 2.1%
GuideStone Money Market Fund, 2.76% (Institutional Class)Ø∞ (Cost $19,645,005)	19,645,005	19,645,005
TOTAL INVESTMENTS — 100.0% (Cost $1,027,142,772)		934,343,756
Other Assets in Excess of Liabilities — 0.0%		74,349
NET ASSETS — 100.0%		$934,418,105

For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2022, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

MYDESTINATION 2055 FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 97.5%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	1,432,483	$17,777,119
GuideStone Global Bond Fund (Institutional Class)∞	553,272	4,420,644
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	1,981,135	19,910,409
GuideStone Equity Index Fund (Institutional Class)∞	4,939,906	186,530,863
GuideStone International Equity Index Fund (Institutional Class)∞	9,302,392	80,186,619
GuideStone Small Cap Equity Fund (Institutional Class)∞	1,525,713	22,794,147
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	4,538,558	34,402,267
	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	841,658	$6,581,763
Total Mutual Funds (Cost $419,065,274)		372,603,831
MONEY MARKET FUNDS — 2.4%
GuideStone Money Market Fund, 2.76% (Institutional Class)Ø∞ (Cost $9,292,754)	9,292,754	9,292,754
TOTAL INVESTMENTS — 99.9% (Cost $428,358,028)		381,896,585
Other Assets in Excess of Liabilities — 0.1%		218,717
NET ASSETS — 100.0%		$382,115,302

For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2022, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 98.6%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	16,242,911	$205,147,965
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	4,380,975	54,367,899
GuideStone Global Bond Fund (Institutional Class)∞	1,695,161	13,544,334
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	3,109,202	31,247,484
GuideStone Global Impact Fund (Institutional Class)∞	1,490,003	12,083,927
GuideStone Value Equity Index Fund (Institutional Class)∞	578,853	5,267,559
GuideStone Value Equity Fund (Institutional Class)∞	949,300	16,451,361
GuideStone Growth Equity Index Fund (Institutional Class)∞	572,323	5,168,079
GuideStone Growth Equity Fund (Institutional Class)∞	913,289	16,411,795
GuideStone Small Cap Equity Fund (Institutional Class)∞	274,717	4,104,271
GuideStone International Equity Fund (Institutional Class)∞	2,118,632	22,838,856
	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	1,246,455	$9,448,126
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	583,941	4,566,423
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,214,647	22,478,668
Total Mutual Funds (Cost $474,978,246)		423,126,747
MONEY MARKET FUNDS — 1.5%
GuideStone Money Market Fund, 2.76% (Institutional Class)Ø∞ (Cost $6,261,606)	6,261,606	6,261,606
TOTAL INVESTMENTS — 100.1% (Cost $481,239,852)		429,388,353
Liabilities in Excess of Other Assets — (0.1)%		(486,820)
NET ASSETS — 100.0%		$428,901,533

For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2022, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

BALANCED ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 98.2%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	3,935,698	$49,707,867
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	27,406,973	340,120,531
GuideStone Global Bond Fund (Institutional Class)∞	12,308,167	98,342,251
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	12,152,513	122,132,755
GuideStone Global Impact Fund (Institutional Class)∞	5,518,646	44,756,222
GuideStone Value Equity Index Fund (Institutional Class)∞	3,150,000	28,665,000
GuideStone Value Equity Fund (Institutional Class)∞	5,005,167	86,739,540
GuideStone Growth Equity Index Fund (Institutional Class)∞	3,150,000	28,444,500
GuideStone Growth Equity Fund (Institutional Class)∞	4,821,132	86,635,746
GuideStone Small Cap Equity Fund (Institutional Class)∞	1,499,086	22,396,350
GuideStone International Equity Fund (Institutional Class)∞	11,104,370	119,705,104
	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	6,612,976	$50,126,360
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	2,838,493	22,197,016
GuideStone Strategic Alternatives Fund (Institutional Class)∞	4,922,872	49,967,154
Total Mutual Funds (Cost $1,383,778,101)		1,149,936,396
MONEY MARKET FUNDS — 1.8%
GuideStone Money Market Fund, 2.76% (Institutional Class)Ø∞ (Cost $20,866,292)	20,866,292	20,866,292
TOTAL INVESTMENTS — 100.0% (Cost $1,404,644,393)		1,170,802,688
Liabilities in Excess of Other Assets — (0.0)%		(326,272)
NET ASSETS — 100.0%		$1,170,476,416

For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2022, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 97.9%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	1,343,065	$16,962,913
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	8,900,222	110,451,750
GuideStone Global Bond Fund (Institutional Class)∞	4,078,070	32,583,777
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	4,189,086	42,100,317
GuideStone Global Impact Fund (Institutional Class)∞	4,259,339	34,543,237
GuideStone Value Equity Index Fund (Institutional Class)∞	4,370,000	39,767,000
GuideStone Value Equity Fund (Institutional Class)∞	7,058,968	122,331,920
GuideStone Growth Equity Index Fund (Institutional Class)∞	4,370,000	39,461,100
GuideStone Growth Equity Fund (Institutional Class)∞	6,527,089	117,291,781
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,091,362	31,244,955
GuideStone International Equity Fund (Institutional Class)∞	15,009,941	161,807,165
	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	9,228,707	$69,953,599
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	3,254,596	25,450,940
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,382,281	24,180,156
Total Mutual Funds (Cost $1,068,223,091)		868,130,610
MONEY MARKET FUNDS — 2.2%
GuideStone Money Market Fund, 2.76% (Institutional Class)Ø∞ (Cost $19,152,433)	19,152,433	19,152,433
TOTAL INVESTMENTS — 100.1% (Cost $1,087,375,524)		887,283,043
Liabilities in Excess of Other Assets — (0.1)%		(778,708)
NET ASSETS — 100.0%		$886,504,335

For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2022, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 97.8%
GuideStone Value Equity Index Fund (Institutional Class)∞	5,950,000	$54,145,000
GuideStone Value Equity Fund (Institutional Class)∞	9,490,406	164,468,744
GuideStone Growth Equity Index Fund (Institutional Class)∞	5,950,000	53,728,500
GuideStone Growth Equity Fund (Institutional Class)∞	8,750,384	157,244,402
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,857,354	42,688,864
GuideStone International Equity Fund (Institutional Class)∞	20,376,230	219,655,757
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	12,605,995	95,553,445
Total Mutual Funds (Cost $992,989,274)		787,484,712
	Shares	Value
MONEY MARKET FUNDS — 2.2%
GuideStone Money Market Fund, 2.76% (Institutional Class)Ø∞ (Cost $18,011,786)	18,011,786	$18,011,786
TOTAL INVESTMENTS — 100.0% (Cost $1,011,001,060)		805,496,498
Liabilities in Excess of Other Assets — (0.0)%		(236,783)
NET ASSETS — 100.0%		$805,259,715

For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2022, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)
	Par	Value
AGENCY OBLIGATIONS — 2.6%
Federal Home Loan Bank
0.90%, 02/26/27	$3,300,000	$2,843,683
0.92%, 02/26/27	3,300,000	2,851,518
Federal Home Loan Mortgage Corporation
0.80%, 10/27/26	3,000,000	2,598,754
0.80%, 10/28/26	4,000,000	3,469,683
Federal National Mortgage Association
0.70%, 07/30/25	6,000,000	5,396,874
0.88%, 12/18/26	8,700,000	7,533,578
Total Agency Obligations (Cost $28,297,708)		24,694,090
ASSET-BACKED SECURITIES — 16.8%
ACAS CLO, Ltd., Series 2015-1A, Class AR3
(Floating, ICE LIBOR USD 3M + 0.89%, 0.89% Floor), 3.63%, 10/18/28 144A †	240,456	235,417
ACRES Commercial Realty, Ltd., Series 2021-FL2, Class A
(Floating, ICE LIBOR USD 1M + 1.40%, 1.40% Floor), 4.34%, 01/15/37 144A †	240,000	232,716
AGL CLO 20, Ltd., Series 2022-20A, Class B
(Floating, CME Term SOFR 3M + 2.95%, 2.95% Floor), 5.97%, 07/20/35 144A †	250,000	239,166
AIMCO CLO, Series 2017-AA, Class AR
(Floating, ICE LIBOR USD 3M + 1.05%, 1.05% Floor), 3.76%, 04/20/34 144A †	1,000,000	956,172
Ally Auto Receivables Trust, Series 2019-3, Class A3
1.93%, 05/15/24	128,370	128,093
American Express Credit Account Master Trust, Series 2022-2, Class A
3.39%, 05/15/27	2,141,000	2,073,171
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class B
0.97%, 02/18/26	180,000	175,851
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A3
4.38%, 04/18/28	3,250,000	3,219,843
AMMC CLO XIII, Ltd., Series 2013-13A, Class A1R2
(Floating, ICE LIBOR USD 3M + 1.05%), 3.83%, 07/24/29 144A †	1,804,981	1,786,672
Anchorage Capital CLO 7, Ltd., Series 2015-7A, Class CR2
(Floating, ICE LIBOR USD 3M + 2.20%, 2.20% Floor), 4.99%, 01/28/31 144A †	450,000	418,570
	Par	Value
Apidos CLO XII, Series 2013-12A, Class AR
(Floating, ICE LIBOR USD 3M + 1.08%), 3.59%, 04/15/31 144A †	$2,100,000	$2,053,863
Apidos CLO XXII, Series 2015-22A, Class A2R
(Floating, ICE LIBOR USD 3M + 1.50%), 4.21%, 04/20/31 144A †	250,000	237,482
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL2, Class A
(Floating, ICE LIBOR USD 1M + 1.10%, 1.10% Floor), 3.92%, 05/15/36 144A †	500,000	491,952
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class A
(Floating, ICE LIBOR USD 1M + 1.35%, 1.35% Floor), 4.17%, 11/15/36 144A †	580,000	574,097
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL2, Class A
(Floating, CME Term SOFR 1M + 1.85%, 1.85% Floor), 4.70%, 05/15/37 144A †	220,000	215,673
Ares LVI CLO, Ltd., Series 2020-56A, Class AR
(Floating, ICE LIBOR USD 3M + 1.16%, 1.16% Floor), 3.94%, 10/25/34 144A †	250,000	240,756
BA Credit Card Trust, Series 2022-A1, Class A1
3.53%, 11/15/27	693,000	677,184
Bain Capital Credit CLO, Series 2018-1A, Class A1
(Floating, ICE LIBOR USD 3M + 0.96%), 3.74%, 04/23/31 144A †	330,000	322,768
Barings CLO, Ltd., Series 2013-IA, Class AR
(Floating, ICE LIBOR USD 3M + 0.80%, 0.80% Floor), 3.51%, 01/20/28 144A †	870,759	860,165
BDS, Ltd., Series 2020-FL5, Class A
(Floating, CME Term SOFR 1M + 1.26%, 1.15% Floor), 4.28%, 02/16/37 144A †	332,467	333,130
BDS, Ltd., Series 2021-FL10, Class A
(Floating, ICE LIBOR USD 1M + 1.35%, 1.35% Floor), 4.34%, 12/16/36 144A †	585,000	571,479
BDS, Ltd., Series 2021-FL7, Class A
(Floating, ICE LIBOR USD 1M + 1.07%, 1.07% Floor), 4.06%, 06/16/36 144A †	1,450,000	1,404,837

	Par	Value
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE7, Class 1A1
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor), 4.08%, 08/25/37†	$19,239	$19,217
Bear Stearns Asset Backed Securities Trust, Series 2004-SD1, Class A2
(Floating, ICE LIBOR USD 1M + 0.90%, 0.90% Floor, 11.00% Cap), 3.98%, 12/25/42†	3,480	3,485
Benefit Street Partners CLO II, Ltd., Series 2013-IIA, Class A2R2
(Floating, ICE LIBOR USD 3M + 1.45%, 1.45% Floor), 3.96%, 07/15/29 144A †	300,000	291,921
BHG Securitization Trust, Series 2022-B, Class A
3.75%, 06/18/35 144A	96,615	95,256
BMW Canada Auto Trust, Series 2021-1A, Class A2
0.50%, 07/20/24(C) 144A	1,210,081	860,578
BRSP, Ltd., Series 2021-FL1, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 4.14%, 08/19/38 144A †	2,600,000	2,518,199
BSPRT Issuer, Ltd., Series 2021-FL7, Class A
(Floating, ICE LIBOR USD 1M + 1.32%, 1.32% Floor), 4.14%, 12/15/38 144A †	290,000	284,201
Capital One Multi-Asset Execution Trust, Series 2022-A2, Class A
3.49%, 05/15/27	1,598,000	1,550,699
CarMax Auto Owner Trust, Series 2022-2, Class A3
3.49%, 02/16/27	738,000	720,197
CARS-DB4 LP, Series 2020-1A, Class A1
2.69%, 02/15/50 144A	313,016	291,331
CARS-DB5 LP, Series 2021-1A, Class A1
1.44%, 08/15/51 144A	1,947,409	1,660,568
Carvana Auto Receivables Trust, Series 2022-P2, Class A3
4.13%, 04/12/27	2,350,000	2,310,023
CCG Receivables Trust, Series 2022-1, Class A2
3.91%, 07/16/29 144A	3,450,000	3,417,799
Cedar Funding VI CLO, Ltd., Series 2016-6A, Class ARR
(Floating, ICE LIBOR USD 3M + 1.05%, 1.05% Floor), 3.76%, 04/20/34 144A †	550,000	525,591
Chesapeake Funding II LLC, Series 2019-1A, Class B
3.11%, 04/15/31 144A	240,000	239,876
Chesapeake Funding II LLC, Series 2019-1A, Class C
3.36%, 04/15/31 144A	230,000	229,881
Chesapeake Funding II LLC, Series 2019-1A, Class D
3.80%, 04/15/31 144A	370,000	369,803
	Par	Value
Chesapeake Funding II LLC, Series 2020-1A, Class B
1.24%, 08/15/32 144A	$100,000	$96,391
CIFC Funding, Ltd., Series 2012-2RA, Class A1
(Floating, ICE LIBOR USD 3M + 0.80%), 3.51%, 01/20/28 144A †	154,055	152,230
CIFC Funding, Ltd., Series 2018-3A, Class A
(Floating, ICE LIBOR USD 3M + 1.10%), 3.84%, 07/18/31 144A †	500,000	487,226
CIFC Funding, Ltd., Series 2021-5A, Class A
(Floating, ICE LIBOR USD 3M + 1.14%, 1.14% Floor), 3.65%, 07/15/34 144A †	250,000	239,533
CLNC, Ltd., Series 2019-FL1, Class A
(Floating, CME Term SOFR 1M + 1.36%, 1.25% Floor), 4.38%, 08/20/35 144A †	891,962	881,711
CNH Equipment Trust, Series 2022-B, Class A3
3.89%, 08/16/27	2,700,000	2,641,970
College Ave Student Loans LLC, Series 2021-B, Class A1
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor), 3.88%, 06/25/52 144A †	209,187	201,660
College Ave Student Loans LLC, Series 2021-C, Class B
2.72%, 07/26/55 144A	100,000	84,887
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A
2.01%, 02/15/29 144A	207,771	207,512
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A
1.37%, 07/16/29 144A	230,143	227,137
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class A
0.96%, 02/15/30 144A	800,000	763,144
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class A
4.60%, 06/15/32 144A	620,000	605,133
CSAB Mortgage-Backed Trust, Series 2006-2, Class A6A
(Step to 6.21% on 04/25/36), 6.22%, 09/25/36 STEP	243,246	83,895
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.54%, 0.54% Floor), 3.62%, 12/25/34†	639,795	605,455
DataBank Issuer, Series 2021-1A, Class A2
2.06%, 02/27/51 144A	650,000	559,304
DataBank Issuer, Series 2021-2A, Class A2
2.40%, 10/25/51 144A	1,200,000	1,035,168

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Dewolf Park CLO, Ltd., Series 2017-1A, Class AR
(Floating, ICE LIBOR USD 3M + 0.92%, 0.90% Floor), 3.43%, 10/15/30 144A †	$2,950,000	$2,880,665
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A
1.76%, 04/15/49 144A	1,650,000	1,357,851
Diamond Issuer, Series 2021-1A, Class A
2.31%, 11/20/51 144A	1,750,000	1,481,982
Drive Auto Receivables Trust, Series 2020-1, Class C
2.36%, 03/16/26	270,093	269,615
Drive Auto Receivables Trust, Series 2021-1, Class B
0.65%, 07/15/25	779,785	777,309
Drive Auto Receivables Trust, Series 2021-3, Class B
1.11%, 05/15/26	1,350,000	1,305,423
Dryden 36 Senior Loan Fund, Series 2014-36A, Class AR3
(Floating, ICE LIBOR USD 3M + 1.02%, 1.02% Floor), 3.53%, 04/15/29 144A †	232,369	228,944
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR2
(Floating, ICE LIBOR USD 3M + 1.04%, 1.04% Floor), 3.75%, 04/20/34 144A †	1,000,000	963,170
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR
(Floating, ICE LIBOR USD 3M + 0.90%), 3.41%, 04/15/29 144A †	910,684	895,889
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A
3.58%, 11/25/38 144A	185,966	174,640
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A
1.80%, 11/25/45 144A	71,388	61,065
ELFI Graduate Loan Program LLC, Series 2021-A, Class A
1.53%, 12/26/46 144A	3,702,591	3,235,626
ELFI Graduate Loan Program LLC, Series 2022-A, Class A
4.51%, 08/26/47 144A	440,392	427,684
Enterprise Fleet Financing LLC, Series 2022-1, Class A2
3.03%, 01/20/28 144A	925,000	900,439
Fairstone Financial Issuance Trust I, Series 2020-1A, Class A
2.51%, 10/20/39(C) 144A	460,000	312,253
FHLMC Structured Pass-Through Certificates, Series T-32, Class A1
(Floating, ICE LIBOR USD 1M + 0.26%, 0.26% Floor), 3.34%, 08/25/31†	151,268	148,476
FirstKey Homes Trust, Series 2020-SFR2, Class A
1.27%, 10/19/37 144A	2,479,814	2,223,268
	Par	Value
Flexential Issuer, Series 2021-1A, Class A2
3.25%, 11/27/51 144A	$1,250,000	$1,089,907
Ford Auto Securitization Trust, Series 2020-AA, Class A2
0.89%, 08/15/24(C) 144A	1,128,138	807,170
FS Rialto Issuer LLC, Series 2022-FL4, Class A
(Floating, U.S. 30-Day Average SOFR + 1.90%, 1.90% Floor), 4.18%, 01/19/39 144A †	375,000	366,965
FS Rialto Issuer LLC, Series 2022-FL6, Class A
(Floating, CME Term SOFR 1M + 2.58%, 2.58% Floor), 5.60%, 08/17/37 144A †	265,000	264,337
FS RIALTO, Series 2021-FL2, Class A
(Floating, ICE LIBOR USD 1M + 1.22%, 1.22% Floor), 4.16%, 05/16/38 144A †	270,000	263,125
FS Rialto, Series 2021-FL3, Class A
(Floating, ICE LIBOR USD 1M + 1.25%, 1.25% Floor), 4.19%, 11/16/36 144A †	515,000	491,458
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class B
2.03%, 04/16/25	390,000	381,555
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class C
2.18%, 05/16/25	300,000	293,229
GM Financial Consumer Automobile Receivables Trust, Series 2022-3, Class A3
3.64%, 04/16/27	1,291,000	1,263,458
GMF Canada Leasing Trust, Series 2020-1A, Class A3
1.05%, 11/20/25(C) 144A	852,989	614,058
GMF Canada Leasing Trust, Series 2021-1A, Class A2
0.64%, 03/20/24(C) 144A	891,641	641,660
GMF Floorplan Owner Revolving Trust, Series 2019-2, Class A
2.90%, 04/15/26 144A	2,000,000	1,945,188
Golden Credit Card Trust, Series 2022-4A, Class A
4.31%, 09/15/27 144A	3,000,000	2,950,084
Goldentree Loan Management U.S. CLO 1, Ltd., Series 2017-1A, Class A1R2
(Floating, ICE LIBOR USD 3M + 1.02%, 1.02% Floor), 3.73%, 04/20/34 144A †	348,000	335,091
GoodLeap Sustainable Home Solutions Trust, Series 2021-4GS, Class A
1.93%, 07/20/48 144A	137,607	110,819
GoodLeap Sustainable Home Solutions Trust, Series 2022-1GS, Class A
2.70%, 01/20/49 144A	116,371	98,305

	Par	Value
GoodLeap Sustainable Home Solutions Trust, Series 2022-2CS, Class A
4.00%, 04/20/49 144A	$66,939	$62,654
GoodLeap Sustainable Home Solutions Trust, Series 2022-3CS, Class A
4.95%, 07/20/49 144A	469,719	450,925
GPMT, Ltd., Series 2021-FL4, Class A
(Floating, ICE LIBOR USD 1M + 1.35%, 1.35% Floor), 4.40%, 12/15/36 144A †	500,000	490,692
GreatAmerica Leasing Receivables Funding LLC, Series 2021-1, Class A3
0.34%, 08/15/24 144A	1,100,000	1,063,929
Greystone CRE Notes, Ltd., Series 2019-FL2, Class A
(Floating, ICE LIBOR USD 1M + 1.18%, 1.18% Floor), 4.00%, 09/15/37 144A †	1,770,000	1,759,436
Gulf Stream Meridian 4, Ltd., Series 2021-4A, Class A1
(Floating, ICE LIBOR USD 3M + 1.20%, 1.20% Floor), 3.71%, 07/15/34 144A †	900,000	866,126
Harley-Davidson Motorcycle Trust, Series 2020-A, Class A3
1.87%, 10/15/24	123,545	123,105
Hertz Vehicle Financing LLC, Series 2021-1A, Class A
1.21%, 12/26/25 144A	1,700,000	1,557,530
Hyundai Auto Receivables Trust, Series 2022-B, Class A3
3.72%, 11/16/26	409,000	401,398
ITE Rail Fund Levered LP, Series 2021-3, Class A
2.21%, 06/28/51 144A	1,507,853	1,294,643
Kubota Credit Owner Trust, Series 2020-2A, Class A3
0.59%, 10/15/24 144A	1,186,852	1,156,374
LCCM Trust, Series 2021-FL2, Class A
(Floating, ICE LIBOR USD 1M + 1.20%, 1.20% Floor), 4.02%, 12/13/38 144A †	1,600,000	1,568,757
LCM XX LP, Series 20A, Class AR
(Floating, ICE LIBOR USD 3M + 1.04%), 3.75%, 10/20/27 144A †	447,578	444,108
Lendmark Funding Trust, Series 2019-2A, Class A
2.78%, 04/20/28 144A	350,000	340,644
Lendmark Funding Trust, Series 2021-1A, Class A
1.90%, 11/20/31 144A	280,000	235,789
LoanCore Issuer, Ltd., Series 2018-CRE1, Class A
(Floating, ICE LIBOR USD 1M + 1.13%, 1.13% Floor), 3.95%, 05/15/28 144A †	7,703	7,743
	Par	Value
LoanCore Issuer, Ltd., Series 2021-CRE5, Class A
(Floating, ICE LIBOR USD 1M + 1.30%, 1.30% Floor), 4.12%, 07/15/36 144A †	$2,490,000	$2,443,255
LoanCore Issuer, Ltd., Series 2021-CRE6, Class A
(Floating, ICE LIBOR USD 1M + 1.30%, 1.30% Floor), 4.12%, 11/15/38 144A †	300,000	293,978
Madison Park Funding XIII, Ltd., Series 2014-13A, Class CR2
(Floating, ICE LIBOR USD 3M + 1.90%), 4.64%, 04/19/30 144A †	400,000	380,542
Madison Park Funding XIX, Ltd., Series 2015-19A, Class A2R2
(Floating, ICE LIBOR USD 3M + 1.50%, 1.50% Floor), 4.26%, 01/22/28 144A †	600,000	584,265
Madison Park Funding XVII, Ltd., Series 2015-17A, Class AR2
(Floating, ICE LIBOR USD 3M + 1.00%), 3.73%, 07/21/30 144A †	4,300,000	4,226,204
Magnetite VII, Ltd., Series 2012-7A, Class A1R2
(Floating, ICE LIBOR USD 3M + 0.80%), 3.31%, 01/15/28 144A †	2,650,954	2,610,918
Magnetite VIII, Ltd., Series 2014-8A, Class AR2
(Floating, ICE LIBOR USD 3M + 0.98%, 0.98% Floor), 3.49%, 04/15/31 144A †	526,869	518,289
Mariner Finance Issuance Trust, Series 2019-AA, Class A
2.96%, 07/20/32 144A	246,508	242,062
Mariner Finance Issuance Trust, Series 2020-AA, Class A
2.19%, 08/21/34 144A	140,000	135,183
Mariner Finance Issuance Trust, Series 2021-AA, Class A
1.86%, 03/20/36 144A	110,000	92,407
MBarc Credit Canada, Inc., Series 2021-AA, Class A2
0.63%, 05/15/24(C) 144A	1,432,157	1,021,203
MMAF Equipment Finance LLC, Series 2020-BA, Class A3
0.49%, 08/14/25 144A	1,360,000	1,305,916
Mosaic Solar Loan Trust, Series 2022-1A, Class A
2.64%, 01/20/53 144A	210,160	183,210
Mosaic Solar Loan Trust, Series 2022-2A, Class A
4.38%, 01/21/53 144A	141,419	133,488
Navient Private Education Loan Trust, Series 2020-A, Class A2A
2.46%, 11/15/68 144A	486,845	449,213

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Navient Private Education Loan Trust, Series 2020-A, Class A2B
(Floating, ICE LIBOR USD 1M + 0.90%), 3.72%, 11/15/68 144A †	$81,141	$80,081
Navient Private Education Loan Trust, Series 2020-IA, Class A1B
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor), 3.82%, 04/15/69 144A †	1,554,076	1,515,978
Navient Private Education Refinancing Loan Trust, Series 2019-CA, Class A2
3.13%, 02/15/68 144A	175,494	168,325
Navient Private Education Refinancing Loan Trust, Series 2019-EA, Class A2B
(Floating, ICE LIBOR USD 1M + 0.92%), 3.74%, 05/15/68 144A †	336,332	333,739
Navient Private Education Refinancing Loan Trust, Series 2020-DA, Class A
1.69%, 05/15/69 144A	690,584	624,468
Navient Private Education Refinancing Loan Trust, Series 2020-FA, Class A
1.22%, 07/15/69 144A	313,743	282,971
Navient Private Education Refinancing Loan Trust, Series 2020-HA, Class A
1.31%, 01/15/69 144A	1,050,092	954,614
Navient Private Education Refinancing Loan Trust, Series 2021-A, Class A
0.84%, 05/15/69 144A	443,217	390,281
Navient Private Education Refinancing Loan Trust, Series 2021-CA, Class A
1.06%, 10/15/69 144A	1,248,665	1,072,409
Navient Private Education Refinancing Loan Trust, Series 2021-DA, Class A
(Floating, Prime Rate U.S. - 1.99%), 3.51%, 04/15/60 144A †	441,964	404,929
Navient Private Education Refinancing Loan Trust, Series 2021-FA, Class A
1.11%, 02/18/70 144A	1,392,614	1,178,061
Navient Private Education Refinancing Loan Trust, Series 2022-A, Class A
2.23%, 07/15/70 144A	1,607,613	1,424,772
Navient Private Education Refinancing Loan Trust, Series 2022-BA, Class A
4.16%, 10/15/70 144A	1,268,820	1,223,771
Navient Student Loan Trust, Series 2016-6A, Class A2
(Floating, ICE LIBOR USD 1M + 0.75%), 3.83%, 03/25/66 144A †	230,755	230,570
	Par	Value
Navient Student Loan Trust, Series 2017-2A, Class A
(Floating, ICE LIBOR USD 1M + 1.05%), 4.13%, 12/27/66 144A †	$796,928	$790,006
Navient Student Loan Trust, Series 2017-5A, Class A
(Floating, ICE LIBOR USD 1M + 0.80%), 3.88%, 07/26/66 144A †	771,156	762,461
Navient Student Loan Trust, Series 2018-EA, Class A2
4.00%, 12/15/59 144A	45,087	44,583
Navient Student Loan Trust, Series 2019-BA, Class A2A
3.39%, 12/15/59 144A	254,492	241,237
Nelnet Student Loan Trust, Series 2016-1A, Class A
(Floating, ICE LIBOR USD 1M + 0.80%), 3.88%, 09/25/65 144A †	672,156	664,823
Nelnet Student Loan Trust, Series 2021-A, Class APT2
1.36%, 04/20/62 144A	646,996	572,139
Nelnet Student Loan Trust, Series 2021-BA, Class AFX
1.42%, 04/20/62 144A	607,606	542,490
Nelnet Student Loan Trust, Series 2021-CA, Class AFL
(Floating, ICE LIBOR USD 1M + 0.74%), 3.73%, 04/20/62 144A †	489,084	473,712
Nelnet Student Loan Trust, Series 2021-DA, Class AFX
1.63%, 04/20/62 144A	525,706	476,058
Neuberger Berman CLO XVI-S, Ltd., Series 2017-16SA, Class AR
(Floating, ICE LIBOR USD 3M + 1.04%, 1.04% Floor), 3.55%, 04/15/34 144A †	1,145,000	1,097,523
Neuberger Berman Loan Advisers CLO, Ltd., Series 2017-26A, Class AR
(Floating, ICE LIBOR USD 3M + 0.92%, 0.92% Floor), 3.66%, 10/18/30 144A †	680,000	666,424
NLY Commercial Mortgage Trust, Series 2019-FL2, Class A
(Floating, ICE LIBOR USD 1M + 1.30%, 1.30% Floor), 4.12%, 02/15/36 144A †	59,337	59,426
OCP CLO, Ltd., Series 2017-13A, Class A2R
(Floating, ICE LIBOR USD 3M + 1.55%, 1.55% Floor), 4.06%, 07/15/30 144A †	900,000	859,940
OCP CLO, Ltd., Series 2020-19A, Class BR
(Floating, ICE LIBOR USD 3M + 1.70%, 1.70% Floor), 4.41%, 10/20/34 144A †	250,000	235,011

	Par	Value
Octagon Investment Partners 36, Ltd., Series 2018-1A, Class A1
(Floating, ICE LIBOR USD 3M + 0.97%), 3.48%, 04/15/31 144A †	$500,000	$488,638
OHA Credit Funding 2, Ltd., Series 2019-2A , Class AR
(Floating, ICE LIBOR USD 3M + 1.15%, 1.15% Floor), 3.88%, 04/21/34 144A †	750,000	722,873
OHA Credit Funding 4, Ltd., Series 2019-4A, Class AR
(Floating, ICE LIBOR USD 3M + 1.15%, 1.15% Floor), 3.91%, 10/22/36 144A †	750,000	717,544
OneMain Direct Auto Receivables Trust, Series 2022-1A, Class A1
4.65%, 03/14/29 144A	2,450,000	2,406,892
OneMain Financial Issuance Trust, Series 2022-2A, Class A
4.89%, 10/14/34 144A	1,700,000	1,668,727
OneMain Financial Issuance Trust, Series 2022-S1, Class A
4.13%, 05/14/35 144A	566,000	538,492
OZLM Funding IV, Ltd., Series 2013-4A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.25%), 4.01%, 10/22/30 144A †	981,167	964,513
Palmer Square CLO, Ltd., Series 2013-2A, Class A1A3
(Floating, ICE LIBOR USD 3M + 1.00%, 1.00% Floor), 3.74%, 10/17/31 144A †	250,000	243,305
Palmer Square CLO, Ltd., Series 2018-1A, Class A1
(Floating, ICE LIBOR USD 3M + 1.03%, 1.03% Floor), 3.77%, 04/18/31 144A †	1,550,000	1,517,548
Palmer Square Loan Funding, Ltd., Series 2020-1A, Class A1
(Floating, ICE LIBOR USD 3M + 0.80%, 0.80% Floor), 3.78%, 02/20/28 144A †	362,901	362,920
Palmer Square Loan Funding, Ltd., Series 2022-5A, Class A1
(Floating, CME Term SOFR 3M + 1.56%, 1.56% Floor), 4.08%, 01/15/31 144A †	380,000	379,828
PFS Financing Corporation, Series 2020-G, Class A
0.97%, 02/15/26 144A	330,000	311,323
PFS Financing Corporation, Series 2021-A, Class A
0.71%, 04/15/26 144A	230,000	214,769
PFS Financing Corporation, Series 2022-C, Class A
3.89%, 05/15/27 144A	1,005,000	974,136
	Par	Value
PFS Financing Corporation, Series 2022-D, Class A
4.27%, 08/15/27 144A	$547,000	$530,547
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1
(Step to 4.99% on 07/25/24), 1.99%, 02/25/61 144A STEP	526,830	494,310
Prodigy Finance CM DAC, Series 2021-1A, Class A
(Floating, ICE LIBOR USD 1M + 1.25%), 4.33%, 07/25/51 144A †	132,124	129,033
Progress Residential Trust, Series 2021-SFR10, Class A
2.39%, 12/17/40 144A	152,000	127,900
Regional Management Issuance Trust, Series 2020-1, Class A
2.34%, 10/15/30 144A	110,000	101,688
Regional Management Issuance Trust, Series 2021-2, Class A
1.90%, 08/15/33 144A	221,000	181,876
Regional Management Issuance Trust, Series 2022-1, Class B
3.71%, 03/15/32 144A	100,000	88,555
Santander Bank Auto Credit-Linked Notes Series, Series 2022-B, Class C
5.92%, 08/16/32 144A	1,000,000	1,001,447
Santander Bank NA, Series 2021-1A, Class B
1.83%, 12/15/31 144A	372,052	358,794
Santander Drive Auto Receivables Trust, Series 2020-2, Class C
1.46%, 09/15/25	221,351	220,253
Santander Drive Auto Receivables Trust, Series 2022-2, Class A3
2.98%, 10/15/26	1,500,000	1,470,933
Santander Drive Auto Receivables Trust, Series 2022-3, Class A3
3.40%, 12/15/26	1,300,000	1,277,013
Signal Peak CLO 12, Ltd., Series 2022-12A, Class A1
(Floating, CME Term SOFR 3M + 1.54%, 1.54% Floor), 3.66%, 07/18/34 144A †	350,000	340,435
Signal Peak CLO 5, Ltd., Series 2018-5A, Class A
(Floating, ICE LIBOR USD 3M + 1.11%, 1.11% Floor), 3.89%, 04/25/31 144A †	400,000	392,453
SLM Private Credit Student Loan Trust, Series 2004-A, Class A3
(Floating, ICE LIBOR USD 3M + 0.40%), 3.69%, 06/15/33†	214,287	208,765

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
SLM Private Credit Student Loan Trust, Series 2007-A, Class A4A
(Floating, ICE LIBOR USD 3M + 0.24%), 3.53%, 12/16/41†	$172,926	$166,975
SMB Private Education Loan Trust, Series 2016-A, Class A2B
(Floating, ICE LIBOR USD 1M + 1.50%), 4.32%, 05/15/31 144A †	287,535	287,370
SMB Private Education Loan Trust, Series 2018-B, Class A2B
(Floating, ICE LIBOR USD 1M + 0.72%), 3.54%, 01/15/37 144A †	320,921	316,426
SMB Private Education Loan Trust, Series 2020-A, Class A2A
2.23%, 09/15/37 144A	731,428	682,837
SMB Private Education Loan Trust, Series 2020-A, Class A2B
(Floating, ICE LIBOR USD 1M + 0.83%), 3.65%, 09/15/37 144A †	73,143	71,762
SMB Private Education Loan Trust, Series 2020-PTA, Class A2B
(Floating, ICE LIBOR USD 1M + 0.85%), 3.93%, 09/15/54 144A †	2,067,832	2,012,771
SMB Private Education Loan Trust, Series 2021-A, Class APL
0.00%, 01/15/53 144A	664,870	639,091
SMB Private Education Loan Trust, Series 2021-A, Class B
2.31%, 01/15/53 144A	160,000	140,311
SMB Private Education Loan Trust, Series 2021-B, Class A
1.31%, 07/17/51 144A	466,663	415,658
SMB Private Education Loan Trust, Series 2022-A, Class APT
2.85%, 11/16/54 144A	893,115	814,125
SMB Private Education Loan Trust, Series 2022-C, Class A1A
4.48%, 05/16/50 144A	534,000	512,457
SMB Private Education Loan Trust, Series 2022-C, Class A1B
(Floating, 1.85% - U.S. 30-Day Average SOFR, 1.85% Floor), 0.88%, 05/16/50 144A †	304,000	303,511
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B
2.36%, 12/27/32 144A	867	867
SoFi Professional Loan Program LLC, Series 2016-D, Class A2B
2.34%, 04/25/33 144A	17,899	17,587
SoFi Professional Loan Program LLC, Series 2016-F, Class A2
3.02%, 02/25/40 144A	283,248	271,645
SoFi Professional Loan Program LLC, Series 2019-B, Class A2FX
3.09%, 08/17/48 144A	89,944	85,078
SoFi Professional Loan Program Trust, Series 2018-C, Class A2FX
3.59%, 01/25/48 144A	89,053	86,503
	Par	Value
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX
2.54%, 05/15/46 144A	$358,948	$334,958
SoFi Professional Loan Program Trust, Series 2021-B, Class AFX
1.14%, 02/15/47 144A	1,631,660	1,360,470
SoFi Professional Loan Program, Series 2018-B, Class A2FX
3.34%, 08/25/47 144A	225,854	220,324
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2
1.88%, 03/26/46 144A	1,600,000	1,381,690
Stratus CLO, Ltd., Series 2022-2A, Class B
(Floating, CME Term SOFR 3M + 2.70%, 2.70% Floor), 5.03%, 07/20/30 144A †	260,000	253,926
Structured Asset Securities Corporation Mortgage Loan Trust, Series 2005-7XS, Class 2A1A
(Floating, ICE LIBOR USD 1M + 1.50%, 1.50% Floor), 4.06%, 04/25/35†	95,582	93,624
STWD, Ltd., Series 2019-FL1, Class A
(Floating, CME Term SOFR 1M + 1.19%, 1.08% Floor), 4.12%, 07/15/38 144A †	913,399	909,347
TCI-Symphony CLO, Ltd., Series 2017-1A, Class AR
(Floating, ICE LIBOR USD 3M + 0.93%, 0.93% Floor), 3.44%, 07/15/30 144A †	3,100,000	3,048,406
TICP CLO VI, Ltd., Series 2016-6A, Class AR2
(Floating, ICE LIBOR USD 3M + 1.12%, 1.12% Floor), 3.63%, 01/15/34 144A †	1,000,000	954,500
Towd Point Mortgage Trust, Series 2019-MH1, Class A1
3.00%, 11/25/58 144A	220,038	215,881
TRESTLES CLO, Ltd., Series 2017-1A, Class A1R
(Floating, ICE LIBOR USD 3M + 0.99%, 0.99% Floor), 3.77%, 04/25/32 144A †	550,000	533,533
Trinitas CLO XVIII, Ltd., Series 2021-18A, Class A1
(Floating, ICE LIBOR USD 3M + 1.17%, 1.17% Floor), 3.88%, 01/20/35 144A †	250,000	241,169
Triumph Rail Holdings LLC, Series 2021-2, Class A
2.15%, 06/19/51 144A	1,642,246	1,411,846
TRTX Issuer, Ltd., Series 2019-FL3, Class A
(Floating, CME Term SOFR 1M + 1.26%, 1.15% Floor), 4.19%, 10/15/34 144A †	315,067	315,540
United Airlines Pass-Through Trust, Series 2020-1, Class A
5.88%, 10/15/27	192,374	185,856

	Par	Value
United Airlines Pass-Through Trust, Series 2020-1, Class B
4.88%, 01/15/26	$35,820	$33,502
Venture XVII CLO, Ltd., Series 2014-17A, Class ARR
(Floating, ICE LIBOR USD 3M + 0.88%), 3.39%, 04/15/27 144A †	251,518	247,681
Verizon Owner Trust, Series 2020-A, Class A1A
1.85%, 07/22/24	141,569	140,832
Voya CLO, Ltd., Series 2018-4A, Class BR
(Floating, ICE LIBOR USD 3M + 1.65%, 1.65% Floor), 4.16%, 01/15/32 144A †	250,000	238,434
Westlake Automobile Receivables Trust, Series 2020-1A, Class C
2.52%, 04/15/25 144A	434,917	432,738
Westlake Automobile Receivables Trust, Series 2020-2A, Class B
1.32%, 07/15/25 144A	195,625	195,270
Westlake Automobile Receivables Trust, Series 2022-1A, Class A3
2.42%, 07/15/25 144A	1,750,000	1,704,452
Westlake Automobile Receivables Trust, Series 2022-2A, Class A3
3.75%, 04/15/26 144A	3,550,000	3,498,583
Wingstop Funding LLC, Series 2020-1A, Class A2
2.84%, 12/05/50 144A	1,042,125	889,898
Total Asset-Backed Securities (Cost $167,279,291)		159,188,478
CERTIFICATES OF DEPOSIT — 1.0%
Bank of Nova Scotia
4.05%, 07/14/23	825,000	821,602
Bank of Nova Scotia (The)
3.38%, 12/01/22(C)	1,500,000	1,078,765
Canadian Imperial Bank of Commerce
3.50%, 12/12/22(C)	2,800,000	2,011,232
Royal Bank of Canada
3.15%, 10/11/22(C)	1,200,000	867,904
4.08%, 07/14/23	1,600,000	1,592,293
Toronto-Dominion Bank (The)
3.15%, 10/11/22(C)	1,300,000	940,232
3.24%, 11/14/22(C)	1,800,000	1,297,378
3.50%, 12/12/22(C)	500,000	359,863
Total Certificates Of Deposit (Cost $9,346,648)		8,969,269
COMMERCIAL PAPER — 1.3%
Bell Telephone Co. of Canada or Bell Canada (The)
2.63%, 10/03/22Ω	3,600,000	3,599,454
Duke Energy Corporation
2.85%, 10/21/22Ω	3,600,000	3,594,006
HSBC U.S.A., Inc.
3.84%, 06/14/23Ω	1,160,000	1,122,470
	Par	Value
Nutrien, Ltd.
2.83%, 10/19/22Ω	$3,600,000	$3,594,780
Total Commercial Paper (Cost $11,916,482)		11,910,710
CORPORATE BONDS — 18.9%
AES Corporation (The)
1.38%, 01/15/26	1,700,000	1,466,196
Air Lease Corporation
2.25%, 01/15/23	1,355,000	1,343,803
2.75%, 01/15/23	175,000	174,022
0.80%, 08/18/24	490,000	446,732
1.88%, 08/15/26	200,000	169,736
Albertsons Cos., Inc.
7.50%, 03/15/26 144A	265,000	266,966
Alexander Funding Trust
1.84%, 11/15/23 144A	1,355,000	1,268,691
Ally Financial, Inc.
1.45%, 10/02/23	1,600,000	1,545,391
3.88%, 05/21/24	400,000	391,087
Ameren Corporation
2.50%, 09/15/24	610,000	579,506
American Electric Power Co., Inc.
0.75%, 11/01/23	180,000	172,476
2.03%, 03/15/24	360,000	344,779
American Express Co.
3.95%, 08/01/25	575,000	557,259
American International Group, Inc.
1.88%, 06/21/27(E)	100,000	88,724
American Tower Corporation REIT
0.60%, 01/15/24	1,300,000	1,227,093
2.40%, 03/15/25	15,000	13,941
1.60%, 04/15/26Δ	220,000	192,013
1.45%, 09/15/26	400,000	341,493
0.45%, 01/15/27(E)	205,000	170,521
0.40%, 02/15/27(E) Δ	300,000	246,577
Aon Corporation
2.85%, 05/28/27	290,000	260,568
Ardagh Metal Packaging Finance U.S.A. LLC
3.25%, 09/01/28 144A	290,000	236,937
AT&T, Inc.
(Floating, Australian BBSW 3M + 1.25%), 4.09%, 09/19/23(A) †	1,620,000	1,039,751
Avantor Funding, Inc.
4.63%, 07/15/28 144A	350,000	312,252
Aviation Capital Group LLC
4.38%, 01/30/24 144A	1,000,000	967,742
1.95%, 01/30/26 144A	285,000	239,489
1.95%, 09/20/26 144A	345,000	279,815
Bank of America Corporation
(Variable, ICE LIBOR USD 3M + 0.79%), 3.00%, 12/20/23^	330,000	328,288
(Variable, CAD Offered Rate 3M + 0.82%), 3.30%, 04/24/24(C) ^	2,000,000	1,434,256

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Variable, U.S. SOFR + 0.74%), 0.81%, 10/24/24^	$1,850,000	$1,759,870
(Variable, U.S. SOFR + 0.67%), 1.84%, 02/04/25^	1,285,000	1,221,954
(Variable, U.S. SOFR + 0.69%), 0.98%, 04/22/25^	1,555,000	1,446,395
(Variable, U.S. SOFR + 0.65%), 1.53%, 12/06/25^	1,860,000	1,702,751
(Variable, U.S. SOFR + 1.33%), 3.38%, 04/02/26^	480,000	453,649
(Variable, U.S. SOFR + 1.15%), 1.32%, 06/19/26^	429,000	381,165
(Variable, U.S. SOFR + 1.75%), 4.83%, 07/22/26^	695,000	679,947
Bank of New York Mellon Corporation (The)
(Variable, U.S. SOFR + 0.57%), 3.43%, 06/13/25^	335,000	326,649
Becton Dickinson Euro Finance S.a.r.l.
1.21%, 06/04/26(E)	120,000	108,080
Becton, Dickinson and Co.
0.03%, 08/13/25(E)	100,000	89,163
Berry Global, Inc.
0.95%, 02/15/24	700,000	658,168
1.57%, 01/15/26	1,600,000	1,396,632
Blackstone Private Credit Fund
3.25%, 03/15/27	700,000	580,384
4.00%, 01/15/29	320,000	256,653
Blackstone Secured Lending Fund
3.65%, 07/14/23	985,000	974,361
Block, Inc.
2.75%, 06/01/26	350,000	301,162
Boeing Co. (The)
4.51%, 05/01/23	3,000,000	2,990,357
1.43%, 02/04/24	1,570,000	1,492,337
2.20%, 02/04/26	200,000	177,666
Booking Holdings, Inc.
0.10%, 03/08/25(E)	160,000	145,351
Brighthouse Financial Global Funding
1.00%, 04/12/24 144A	330,000	308,255
1.75%, 01/13/25 144A	1,330,000	1,214,267
Broadcom Corporation
3.88%, 01/15/27	100,000	92,127
Broadcom, Inc.
3.15%, 11/15/25	1,075,000	1,010,183
Brunswick Corporation
0.85%, 08/18/24	1,045,000	963,142
Cantor Fitzgerald LP
4.88%, 05/01/24 144A	1,800,000	1,759,452
Capital One Financial Corporation
(Variable, U.S. SOFR + 2.06%), 4.93%, 05/10/28^	1,015,000	968,021
Carnival Corporation
4.00%, 08/01/28 144A	375,000	303,139
CCO Holdings LLC
5.13%, 05/01/27 144A Δ	750,000	678,105
CDW LLC
5.50%, 12/01/24	275,000	273,842
	Par	Value
Celanese U.S. Holdings LLC
5.90%, 07/05/24	$1,094,000	$1,079,688
Centene Corporation
2.45%, 07/15/28	430,000	350,820
CenterPoint Energy Resources Corporation
0.70%, 03/02/23	400,000	392,731
(Floating, ICE LIBOR USD 3M + 0.50%), 3.60%, 03/02/23†	172,000	171,617
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	630,000	633,100
Citigroup, Inc.
(Floating, ICE LIBOR USD 3M + 1.02%), 4.11%, 06/01/24† Δ	1,000,000	1,001,391
(Variable, U.S. SOFR + 1.53%), 3.29%, 03/17/26^	1,000,000	944,592
(Variable, U.S. SOFR Index + 1.55%), 5.61%, 09/29/26^	1,395,000	1,388,273
(Variable, U.S. SOFR + 0.77%), 1.46%, 06/09/27Δ ^	1,365,000	1,163,540
CommonSpirit Health
1.55%, 10/01/25	800,000	710,070
ConocoPhillips Co.
2.40%, 03/07/25	1,300,000	1,230,988
Corebridge Financial, Inc.
3.50%, 04/04/25 144A	2,000,000	1,902,085
3.65%, 04/05/27 144A	600,000	548,819
Crown Americas LLC
4.75%, 02/01/26	150,000	139,979
Crown Castle, Inc. REIT
1.35%, 07/15/25Δ	335,000	300,937
CrownRock LP
5.63%, 10/15/25 144A	500,000	479,465
Daimler Trucks Finance North America LLC
1.13%, 12/14/23 144A	1,000,000	952,910
1.63%, 12/13/24 144A	590,000	544,677
2.00%, 12/14/26 144A	150,000	129,278
Dell International LLC
5.45%, 06/15/23	316,000	316,891
Devon Energy Corporation
5.25%, 09/15/24Δ	915,000	915,472
Dollar General Corporation
4.25%, 09/20/24Δ	745,000	736,573
DTE Energy Co.
4.22%, 11/01/24 STEP	1,375,000	1,349,810
Edison International
4.70%, 08/15/25	665,000	644,911
Energy Transfer LP
3.60%, 02/01/23	105,000	104,573
4.25%, 03/15/23Δ	1,880,000	1,875,471
2.90%, 05/15/25	260,000	242,638
EnLink Midstream Partners LP
4.15%, 06/01/25Δ	110,000	102,343
EQM Midstream Partners LP
6.50%, 07/01/27 144A	80,000	74,043
5.50%, 07/15/28	220,000	188,509

	Par	Value
EQT Corporation
5.68%, 10/01/25	$410,000	$407,987
Equinix, Inc. REIT
2.63%, 11/18/24	985,000	933,088
1.45%, 05/15/26Δ	570,000	494,224
Equitable Financial Life Global Funding
1.00%, 01/09/26 144A	1,600,000	1,393,887
Evergy, Inc.
2.45%, 09/15/24	1,020,000	965,679
Eversource Energy
2.90%, 03/01/27	400,000	363,549
Exelon Corporation
2.75%, 03/15/27 144A	150,000	134,603
F&G Global Funding
0.90%, 09/20/24 144A	1,860,000	1,693,910
Fidelity National Information Services, Inc.
0.13%, 12/03/22(E)	300,000	293,485
First-Citizens Bank & Trust Co.
(Variable, CME Term SOFR 3M + 1.72%), 2.97%, 09/27/25^	440,000	415,461
FirstEnergy Corporation
4.40%, 07/15/27	280,000	260,427
Fiserv, Inc.
3.20%, 07/01/26Δ	395,000	364,245
Ford Motor Credit Co. LLC
3.55%, 10/07/22Δ	200,000	200,164
3.37%, 11/17/23	750,000	726,536
5.58%, 03/18/24	300,000	294,526
2.30%, 02/10/25	1,300,000	1,153,642
5.13%, 06/16/25	640,000	604,944
FS KKR Capital Corporation
4.25%, 02/14/25 144A	880,000	817,153
GA Global Funding Trust
1.63%, 01/15/26 144A	400,000	351,073
Gartner, Inc.
4.50%, 07/01/28 144A	175,000	156,731
General Mills, Inc.
0.45%, 01/15/26(E)	100,000	88,842
General Motors Co.
5.40%, 10/02/23	230,000	230,126
General Motors Financial Co., Inc.
(Floating, U.S. SOFR + 1.20%), 3.90%, 11/17/23†	2,014,000	2,003,224
1.05%, 03/08/24	675,000	633,095
3.95%, 04/13/24	925,000	902,821
1.20%, 10/15/24	900,000	826,921
0.85%, 02/26/26(E)	300,000	259,891
2.35%, 02/26/27Δ	500,000	424,930
Glencore Funding LLC
4.63%, 04/29/24 144A	1,800,000	1,783,714
Global Payments, Inc.
1.20%, 03/01/26Δ	2,000,000	1,723,475
Goldman Sachs Group, Inc. (The)
(Floating, Australian BBSW 3M + 1.20%), 3.50%, 05/16/23(A) †	2,000,000	1,279,991
(Variable, U.S. SOFR + 0.57%), 0.67%, 03/08/24^	1,830,000	1,789,407
	Par	Value
(Variable, U.S. SOFR + 0.51%), 0.66%, 09/10/24^	$215,000	$204,743
(Variable, U.S. SOFR + 0.49%), 0.93%, 10/21/24^	1,900,000	1,804,111
(Variable, U.S. SOFR + 0.61%), 0.86%, 02/12/26^	810,000	723,167
(Variable, U.S. SOFR + 1.11%), 2.64%, 02/24/28^	540,000	469,133
(Variable, U.S. SOFR + 1.85%), 3.62%, 03/15/28^	265,000	241,434
Golub Capital BDC, Inc.
3.38%, 04/15/24	575,000	552,232
Graham Holdings Co.
5.75%, 06/01/26 144A	200,000	194,219
Gray Oak Pipeline LLC
2.00%, 09/15/23 144A	905,000	875,156
HCA, Inc.
5.38%, 02/01/25	525,000	519,341
5.88%, 02/15/26	295,000	291,331
Healthpeak Properties, Inc. REIT
1.35%, 02/01/27Δ	145,000	122,984
Home Depot, Inc. (The)
4.00%, 09/15/25Δ	25,000	24,619
Huntington Bancshares, Inc.
(Variable, U.S. SOFR + 1.97%), 4.44%, 08/04/28^	275,000	260,083
Huntington Ingalls Industries, Inc.
0.67%, 08/16/23	510,000	491,998
Hyundai Capital America
1.15%, 11/10/22 144A Δ	3,840,000	3,826,241
1.25%, 09/18/23 144A	900,000	866,031
1.00%, 09/17/24 144A	855,000	781,796
1.65%, 09/17/26 144A	360,000	303,757
Illinois Tool Works, Inc.
0.25%, 12/05/24(E)	180,000	165,900
Infor, Inc.
1.45%, 07/15/23 144A	365,000	352,306
Intercontinental Exchange, Inc.
4.00%, 09/15/27	495,000	469,283
International Flavors & Fragrances, Inc.
1.23%, 10/01/25 144A	2,459,000	2,156,692
IQVIA, Inc.
5.00%, 05/15/27 144A Δ	200,000	186,923
iStar, Inc. REIT
4.75%, 10/01/24	150,000	148,156
John Deere Capital Corporation
4.05%, 09/08/25Δ	190,000	187,061
JPMorgan Chase & Co.
(Variable, CME Term SOFR 3M + 0.60%), 0.65%, 09/16/24^	790,000	753,741
1.50%, 01/27/25(E)	120,000	112,851
(Variable, U.S. SOFR + 0.98%), 3.85%, 06/14/25^	1,770,000	1,722,826
(Variable, CME Term SOFR 3M + 0.58%), 0.97%, 06/23/25^	1,000,000	925,740
(Variable, U.S. SOFR + 0.92%), 2.60%, 02/24/26^	215,000	200,121
(Variable, U.S. SOFR + 1.85%), 2.08%, 04/22/26^	291,000	265,305

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Variable, U.S. SOFR + 1.32%), 4.08%, 04/26/26^	$940,000	$905,638
(Variable, U.S. SOFR + 1.99%), 4.85%, 07/25/28^	905,000	869,898
KeyBank NA
4.15%, 08/08/25	320,000	310,430
Kraft Heinz Foods Co.
3.88%, 05/15/27Δ	64,000	59,888
Lehman Brothers Holdings, Inc.
6.63%, 01/18/12ρ #	600,000	2,220
Lennar Corporation
4.50%, 04/30/24	1,000,000	982,140
Live Nation Entertainment, Inc.
6.50%, 05/15/27 144A	125,000	120,537
Lowe's Cos., Inc.
4.40%, 09/08/25	445,000	438,535
Lumen Technologies, Inc.
5.13%, 12/15/26 144A	225,000	193,931
4.00%, 02/15/27 144A	300,000	252,592
Marathon Petroleum Corporation
4.70%, 05/01/25	130,000	127,786
Matador Resources Co.
5.88%, 09/15/26	305,000	294,656
McDonald’s Corporation
(Floating, Australian BBSW 3M + 1.13%), 3.73%, 03/08/24(A) †	2,000,000	1,282,134
Medtronic Global Holdings SCA
0.00%, 12/02/22(E)	255,000	249,622
0.00%, 10/15/25(E)	100,000	89,068
Meta Platforms, Inc.
3.50%, 08/15/27 144A Δ	1,085,000	1,015,695
Metropolitan Life Global Funding I
2.80%, 03/21/25 144A	765,000	725,386
Microchip Technology, Inc.
2.67%, 09/01/23	745,000	726,345
0.97%, 02/15/24	1,380,000	1,301,189
4.25%, 09/01/25Δ	250,000	241,705
MMS U.S.A. Holdings, Inc.
0.63%, 06/13/25(E) Δ	100,000	90,770
Morgan Stanley
(Variable, U.S. SOFR + 0.46%), 0.53%, 01/25/24^	280,000	275,482
1.75%, 03/11/24(E)	205,000	196,790
(Variable, U.S. SOFR + 0.62%), 0.73%, 04/05/24^	70,000	68,324
(Variable, ICE LIBOR USD 3M + 0.85%), 3.74%, 04/24/24^	750,000	742,330
(Variable, U.S. SOFR + 0.51%), 0.79%, 01/22/25^	1,015,000	951,399
(Variable, U.S. SOFR + 1.15%), 2.72%, 07/22/25^	790,000	749,905
(Variable, U.S. SOFR + 0.75%), 0.86%, 10/21/25Δ ^	525,000	476,481
(Variable, U.S. SOFR + 0.56%), 1.16%, 10/21/25^	3,060,000	2,790,537
(Variable, U.S. SOFR + 1.00%), 2.48%, 01/21/28^	515,000	450,665
MPT Operating Partnership LP REIT
5.00%, 10/15/27	350,000	303,044
	Par	Value
MUFG Union Bank NA
2.10%, 12/09/22	$1,000,000	$995,251
Mylan, Inc.
3.13%, 01/15/23 144A	1,700,000	1,691,241
National Grid North America, Inc.
0.41%, 01/20/26(E)	100,000	88,077
New Fortress Energy, Inc.
6.50%, 09/30/26 144A	510,000	471,969
Newell Brands, Inc.
4.10%, 04/01/23	1,600,000	1,600,186
NextEra Energy Capital Holdings, Inc.
4.26%, 09/01/24	840,000	828,508
NextEra Energy Operating Partners LP
4.25%, 07/15/24 144A	405,000	388,387
Nissan Motor Acceptance Co. LLC
3.45%, 03/15/23 144A	1,350,000	1,341,427
3.88%, 09/21/23 144A	400,000	393,058
1.13%, 09/16/24 144A	675,000	614,001
Nordstrom, Inc.
2.30%, 04/08/24	250,000	232,792
NRG Energy, Inc.
6.63%, 01/15/27	44,000	43,194
Occidental Petroleum Corporation
5.50%, 12/01/25	285,000	286,774
Omega Healthcare Investors, Inc. REIT
4.38%, 08/01/23	1,700,000	1,692,850
ONE Gas, Inc.
1.10%, 03/11/24Δ	1,441,000	1,380,599
OneMain Finance Corporation
5.63%, 03/15/23	435,000	433,432
Oracle Corporation
2.95%, 11/15/24Δ	1,100,000	1,050,581
2.65%, 07/15/26	33,000	29,730
Owl Rock Capital Corporation
4.25%, 01/15/26	510,000	466,955
Owl Rock Technology Finance Corporation
3.75%, 06/17/26 144A	345,000	298,889
Pacific Gas and Electric Co.
3.25%, 06/15/23	100,000	98,661
4.25%, 08/01/23Δ	200,000	198,519
3.85%, 11/15/23	100,000	98,295
3.75%, 02/15/24	200,000	194,228
4.95%, 06/08/25	1,000,000	971,873
3.45%, 07/01/25	146,000	135,935
2.10%, 08/01/27	600,000	485,865
Pacific Life Global Funding II
(Floating, U.S. SOFR + 0.62%), 3.45%, 06/04/26 144A †	500,000	484,484
PeaceHealth Obligated Group
1.38%, 11/15/25	104,000	92,830
Penske Truck Leasing Co. LP
3.45%, 07/01/24 144A	1,500,000	1,444,220
2.70%, 11/01/24 144A	1,105,000	1,041,750

	Par	Value
1.20%, 11/15/25 144A	$295,000	$256,602
Pioneer Natural Resources Co.
1.13%, 01/15/26	280,000	245,092
Prime Security Services Borrower LLC
5.25%, 04/15/24 144A	250,000	241,584
PulteGroup, Inc.
5.00%, 01/15/27Δ	64,000	62,158
Qorvo, Inc.
1.75%, 12/15/24 144A	620,000	573,412
Quanta Services, Inc.
0.95%, 10/01/24	385,000	351,860
Ryder System, Inc.
2.85%, 03/01/27	325,000	291,794
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	1,048,000	1,052,397
SBA Tower Trust REIT
2.84%, 01/15/25 144A	3,225,000	3,019,865
1.88%, 01/15/26 144A	680,000	598,731
1.63%, 11/15/26 144A	800,000	682,973
Sempra Energy
3.30%, 04/01/25	290,000	276,235
Sherwin-Williams Co. (The)
4.05%, 08/08/24	360,000	354,305
Simon International Finance SCA REIT
1.38%, 11/18/22(E)	105,000	102,709
Sirius XM Radio, Inc.
3.13%, 09/01/26 144A	350,000	307,825
Skyworks Solutions, Inc.
0.90%, 06/01/23	125,000	121,315
SL Green Operating Partnership LP REIT
3.25%, 10/15/22	820,000	819,685
SM Energy Co.
6.50%, 07/15/28Δ	265,000	252,468
Sonoco Products Co.
2.25%, 02/01/27	320,000	283,845
Southern Co. (The)
4.48%, 08/01/24 STEP	1,815,000	1,793,691
Sprint Corporation
7.88%, 09/15/23	665,000	672,894
Sprint Spectrum Co. LLC
4.74%, 03/20/25 144A	278,125	274,289
Steel Dynamics, Inc.
2.40%, 06/15/25	35,000	32,399
Stellantis Finance U.S., Inc.
1.71%, 01/29/27 144A	1,000,000	833,566
Synchrony Bank
5.40%, 08/22/25	1,600,000	1,561,412
Synchrony Financial
4.88%, 06/13/25	18,000	17,385
4.50%, 07/23/25	843,000	804,823
Tenet Healthcare Corporation
4.63%, 09/01/24 144A	675,000	653,967
Texas Electric Market Stabilization Funding N LLC
4.27%, 08/01/34 144A	277,000	266,405
	Par	Value
T-Mobile U.S.A., Inc.
1.50%, 02/15/26Δ	$2,100,000	$1,845,497
2.25%, 02/15/26	205,000	183,717
2.63%, 04/15/26	84,000	76,221
3.75%, 04/15/27	600,000	554,497
3.38%, 04/15/29	350,000	302,925
Toll Brothers Finance Corporation
4.38%, 04/15/23	200,000	198,999
U.S. Bancorp
(Variable, U.S. SOFR + 1.66%), 4.55%, 07/22/28^	315,000	303,831
United Airlines, Inc.
4.38%, 04/15/26 144A	540,000	482,890
Verizon Communications, Inc.
2.10%, 03/22/28	670,000	565,910
1.75%, 01/20/31	220,000	165,352
Viasat, Inc.
5.63%, 04/15/27 144A Δ	270,000	225,183
Virginia Electric and Power Co.
3.75%, 05/15/27	265,000	250,490
Vistra Operations Co. LLC
4.88%, 05/13/24 144A	365,000	356,014
3.55%, 07/15/24 144A	900,000	858,257
5.63%, 02/15/27 144A Δ	250,000	234,571
VMware, Inc.
1.00%, 08/15/24	1,691,000	1,566,352
1.40%, 08/15/26	430,000	368,272
3.90%, 08/21/27	510,000	470,619
Volkswagen Group of America Finance LLC
3.95%, 06/06/25 144A	2,410,000	2,317,762
Warnermedia Holdings, Inc.
3.43%, 03/15/24 144A	665,000	642,880
3.64%, 03/15/25 144A	300,000	284,379
3.79%, 03/15/25 144A	600,000	567,056
Wells Fargo & Co.
(Variable, U.S. SOFR + 0.51%), 0.81%, 05/19/25^	405,000	374,972
(Variable, U.S. SOFR + 1.32%), 3.91%, 04/25/26^	1,805,000	1,726,433
(Variable, U.S. SOFR + 1.56%), 4.54%, 08/15/26^	505,000	488,823
(Variable, U.S. SOFR + 1.51%), 3.53%, 03/24/28^	400,000	362,681
WESCO Distribution, Inc.
7.13%, 06/15/25 144A	210,000	210,452
Western Midstream Operating LP
4.65%, 07/01/26	160,000	149,927
Westinghouse Air Brake Technologies Corporation
4.40%, 03/15/24	1,600,000	1,570,938
3.20%, 06/15/25	325,000	303,326
Workday, Inc.
3.50%, 04/01/27Δ	170,000	157,497
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/24	1,075,000	995,017
Total Corporate Bonds (Cost $190,605,261)		178,433,666

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
FOREIGN BONDS — 14.5%
Australia — 0.6%
Macquarie Group, Ltd.
(Variable, U.S. SOFR + 0.69%), 1.20%, 10/14/25 144A ^	$800,000	$728,805
NBN Co., Ltd.
0.88%, 10/08/24 144A	880,000	808,525
Transurban Queensland Finance Pty., Ltd.
(Floating, Australian BBSW 3M + 2.05%), 4.85%, 12/16/24(A) †	720,000	468,976
Westpac Banking Corporation
3.15%, 01/16/24 144A	1,275,000	1,249,459
Woodside Finance, Ltd.
3.65%, 03/05/25 144A	1,900,000	1,810,568
3.70%, 09/15/26 144A	400,000	370,734
		5,437,067
Belgium — 0.1%
KBC Group NV
1.13%, 01/25/24(E)	200,000	190,393
(Variable, Euribor 3M + 0.90%), 1.50%, 03/29/26(E) Δ ^	100,000	92,126
(Variable, 1.10% - EUR Swap Rate 5Y), 0.50%, 12/03/29(E) ^	300,000	261,367
		543,886
Bermuda — 0.1%
Triton Container International, Ltd.
0.80%, 08/01/23 144A	630,000	601,419
Brazil — 0.2%
Banco Bradesco SA
2.85%, 01/27/23 144A	1,495,000	1,485,656
Itau Unibanco Holding SA
2.90%, 01/24/23 144A	920,000	914,250
		2,399,906
Canada — 1.2%
1011778 BC ULC
5.75%, 04/15/25 144A Δ	200,000	198,437
Air Canada
3.88%, 08/15/26 144A	250,000	215,000
Bank of Montreal
4.25%, 09/14/24Δ	280,000	275,701
Canadian Pacific Railway Co.
1.75%, 12/02/26Δ	205,000	179,696
CDP Financial, Inc.
1.00%, 05/26/26 144A	520,000	459,030
CPPIB Capital, Inc.
0.50%, 09/16/24 144A	1,265,000	1,173,318
Element Fleet Management Corporation
1.60%, 04/06/24 144A Δ	315,000	296,642
Enbridge, Inc.
2.50%, 02/14/25	600,000	564,159
GFL Environmental, Inc.
3.75%, 08/01/25 144A	175,000	160,355
	Par	Value
5.13%, 12/15/26 144A Δ	$175,000	$163,187
National Bank of Canada
0.75%, 08/06/24	1,485,000	1,371,478
OMERS Finance Trust
1.13%, 04/14/23 144A	1,770,000	1,741,348
1.10%, 03/26/26 144A	675,000	599,549
Rogers Communications, Inc.
2.95%, 03/15/25 144A	600,000	571,684
Toronto-Dominion Bank (The)
0.38%, 04/25/24(E) Δ	305,000	286,139
3.77%, 06/06/25	1,710,000	1,653,789
TransCanada PipeLines, Ltd.
1.00%, 10/12/24Δ	1,000,000	922,386
Videotron, Ltd.
5.13%, 04/15/27 144A	300,000	276,006
		11,107,904
China — 0.2%
Avolon Holdings Funding, Ltd.
5.50%, 01/15/23 144A	900,000	897,181
Park Aerospace Holdings, Ltd.
4.50%, 03/15/23 144A	1,000,000	994,301
		1,891,482
Denmark — 0.4%
Danske Bank A/S
3.88%, 09/12/23 144A	400,000	393,796
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.03%), 1.17%, 12/08/23 144A ^	2,400,000	2,378,038
5.38%, 01/12/24 144A	600,000	597,053
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.55%), 0.98%, 09/10/25 144A ^	200,000	181,235
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.35%), 1.62%, 09/11/26 144A ^	540,000	467,838
		4,017,960
Finland — 0.1%
CRH Finland Services OYJ
0.88%, 11/05/23(E)	180,000	171,962
Nordea Bank Abp
1.50%, 09/30/26 144A	700,000	597,481
		769,443
France — 0.8%
Banque Federative du Credit Mutuel SA
0.75%, 06/15/23(E)	100,000	96,757
0.65%, 02/27/24 144A Δ	1,140,000	1,074,140
1.00%, 02/04/25 144A	1,865,000	1,680,341
BPCE SA
0.63%, 04/28/25(E)	100,000	91,357
Capgemini SE
0.63%, 06/23/25(E)	200,000	183,057

	Par	Value
Credit Agricole SA
(Variable, U.S. SOFR + 0.89%), 1.25%, 01/26/27 144A ^	$250,000	$213,054
Electricite de France SA
3.63%, 10/13/25 144A	500,000	480,798
Engie SA
0.38%, 02/28/23(E)	200,000	194,633
PSA Banque France SA
0.00%, 01/22/25(E)	100,000	90,381
Societe Generale SA
2.63%, 01/22/25 144A	2,800,000	2,593,844
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.49%, 12/14/26 144A ^	200,000	169,465
(Variable, EUR Swap Rate 5Y + 0.90%), 1.38%, 02/23/28(E) ^	400,000	384,245
		7,252,072
Germany — 0.3%
Amphenol Technologies Holding GmbH
0.75%, 05/04/26(E)	120,000	107,015
Commerzbank AG
(Variable, 1.30% - Euribor 3M), 0.75%, 03/24/26(E) ^	100,000	89,136
Deutsche Bank AG
(Variable, U.S. SOFR + 1.13%), 1.45%, 04/01/25^	150,000	138,099
(Variable, 1.60% - Euribor 3M), 1.00%, 11/19/25(E) ^	100,000	90,298
(Variable, U.S. SOFR + 3.19%), 6.12%, 07/14/26^	435,000	422,818
(Variable, U.S. SOFR + 1.32%), 2.55%, 01/07/28^	650,000	528,498
(Variable, Euribor 3M + 1.38%), 1.88%, 02/23/28(E) ^	200,000	166,981
E.ON SE
0.00%, 10/24/22(E) Δ	240,000	235,063
0.88%, 01/08/25(E)	50,000	46,492
Traton Finance Luxembourg SA
0.00%, 06/14/24(E)	100,000	92,150
0.13%, 11/10/24(E)	100,000	90,854
0.13%, 03/24/25(E)	200,000	178,542
Volkswagen Bank GmbH
1.88%, 01/31/24(E)	300,000	287,074
2.50%, 07/31/26(E)	100,000	92,161
Volkswagen Financial Services AG
0.88%, 01/31/28(E)	120,000	98,610
Volkswagen Leasing GmbH
1.00%, 02/16/23(E)	260,000	253,900
0.38%, 07/20/26(E)	60,000	51,384
		2,969,075
India — 0.0%
Shriram Transport Finance Co., Ltd.
5.10%, 07/16/23 144A	275,000	265,328
Indonesia — 0.1%
Pelabuhan Indonesia Persero PT
4.50%, 05/02/23 144A	1,175,000	1,167,621
	Par	Value
Ireland — 0.9%
AerCap Ireland Capital DAC
3.30%, 01/23/23	$155,000	$154,159
4.50%, 09/15/23	1,000,000	986,122
1.15%, 10/29/23	1,330,000	1,264,172
2.88%, 08/14/24Δ	150,000	141,185
1.65%, 10/29/24	2,585,000	2,363,922
3.50%, 01/15/25	350,000	329,254
2.45%, 10/29/26	405,000	342,163
Ardagh Packaging Finance PLC
5.25%, 04/30/25 144A Δ	250,000	234,205
ESB Finance DAC
3.49%, 01/12/24(E)	100,000	98,438
Fresenius Finance Ireland PLC
0.00%, 10/01/25(E)	100,000	87,895
SMBC Aviation Capital Finance DAC
4.13%, 07/15/23 144A	1,800,000	1,779,512
3.55%, 04/15/24 144A	800,000	769,570
		8,550,597
Italy — 0.1%
ACEA SpA
0.00%, 09/28/25(E)	100,000	88,230
ASTM SpA
1.00%, 11/25/26(E)	170,000	144,465
FCA Bank SpA
0.50%, 09/18/23(E)	110,000	105,043
0.00%, 04/16/24(E)	100,000	92,898
Snam SpA
0.00%, 08/15/25(E)	100,000	88,307
Telecom Italia SpA
5.30%, 05/30/24 144A	200,000	189,169
UniCredit SpA
6.95%, 10/31/22(E)	225,000	221,187
		929,299
Japan — 4.1%
Japan Treasury Discount Bill
0.00%, 12/12/22(J) »	1,370,000,000	9,468,707
0.00%, 01/06/23(J) »	790,000,000	5,460,701
Mitsubishi UFJ Financial Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.55%), 0.95%, 07/19/25^	1,880,000	1,730,963
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%), 0.96%, 10/11/25^	3,185,000	2,902,383
Mizuho Financial Group, Inc.
(Floating, Australian BBSW 3M + 1.40%), 3.59%, 07/19/23(A) †	3,100,000	1,987,851
0.52%, 06/10/24(E)	100,000	93,424
(Variable, 1.25% - U.S. SOFR), 1.24%, 07/10/24^	520,000	503,204
(Floating, ICE LIBOR USD 3M + 0.99%), 3.42%, 07/10/24†	1,000,000	999,314
Nissan Motor Co., Ltd.
3.04%, 09/15/23 144A	3,485,000	3,389,784
3.52%, 09/17/25 144A	600,000	552,352
2.65%, 03/17/26(E)	110,000	99,288

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
4.35%, 09/17/27 144A	$215,000	$185,614
Nomura Holdings, Inc.
1.85%, 07/16/25	2,700,000	2,437,988
2.33%, 01/22/27	600,000	516,531
NTT Finance Corporation
4.37%, 07/27/27 144A Δ	200,000	194,166
Renesas Electronics Corporation
1.54%, 11/26/24 144A	1,245,000	1,140,245
Sumitomo Mitsui Financial Group, Inc.
0.51%, 01/12/24	1,600,000	1,508,315
(Floating, Australian BBSW 3M + 1.25%), 3.44%, 10/16/24(A) †	1,000,000	638,835
1.47%, 07/08/25	1,100,000	990,373
Sumitomo Mitsui Trust Bank, Ltd.
0.80%, 09/16/24 144A	3,500,000	3,209,659
2.55%, 03/10/25 144A	1,000,000	937,008
		38,946,705
Jersey — 0.1%
Aptiv PLC
2.40%, 02/18/25	787,000	735,192
Heathrow Funding, Ltd.
1.50%, 10/12/25(E)	185,000	167,391
		902,583
Netherlands — 0.8%
American Medical Systems Europe BV
1.38%, 03/08/28(E) Δ	160,000	138,788
BMW Finance NV
0.00%, 04/14/23(E)	290,000	281,127
Conti-Gummi Finance BV
1.13%, 09/25/24(E)	110,000	103,339
Cooperatieve Rabobank UA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.73%), 1.98%, 12/15/27 144A ^	1,000,000	853,109
Digital Dutch Finco BV REIT
0.63%, 07/15/25(E)	300,000	263,697
E.ON International Finance BV
0.75%, 11/30/22(E)	50,000	48,943
Enel Finance International NV
0.00%, 06/17/24(E)	200,000	186,226
2.65%, 09/10/24	500,000	473,655
Heimstaden Bostad Treasury BV
0.25%, 10/13/24(E)	110,000	97,364
ING Groep NV
1.00%, 09/20/23(E)	200,000	192,326
(Variable, 0.60% - Euribor 3M), 0.10%, 09/03/25(E) ^	100,000	91,227
(Variable, U.S. SOFR + 1.64%), 3.87%, 03/28/26^	800,000	758,996
JDE Peet's NV
0.80%, 09/24/24 144A	430,000	393,875
LeasePlan Corporation NV
2.88%, 10/24/24 144A	1,900,000	1,784,340
Louis Dreyfus Co. Finance BV
2.38%, 11/27/25(E)	200,000	185,118
	Par	Value
Mercedes-Benz International Finance BV
0.25%, 11/06/23(E)	$90,000	$85,756
NXP BV
2.70%, 05/01/25	50,000	46,417
Redexis Gas Finance BV
1.88%, 05/28/25(E) Δ	100,000	92,258
Sensata Technologies BV
5.00%, 10/01/25 144A Δ	400,000	382,158
Siemens Financieringsmaatschappij NV
0.38%, 09/06/23(E)	235,000	225,708
Stellantis NV
5.25%, 04/15/23	1,000,000	998,575
3.38%, 07/07/23(E)	145,000	142,521
Toyota Motor Finance Netherlands BV
0.00%, 10/27/25(E)	100,000	88,555
Vonovia Finance BV
0.13%, 04/06/23(E)	200,000	193,229
		8,107,307
Norway — 0.1%
Aker BP ASA
2.88%, 01/15/26 144A	895,000	813,795
Saudi Arabia — 0.0%
Saudi Arabian Oil Co.
1.25%, 11/24/23 144A	490,000	471,356
South Korea — 0.4%
Kia Corporation
3.00%, 04/25/23	510,000	505,114
KT Corporation
4.00%, 08/08/25 144A	2,200,000	2,128,947
SK Telecom Co., Ltd.
3.75%, 04/16/23	900,000	892,976
		3,527,037
Spain — 0.2%
Banco de Sabadell SA
(Variable, 0.97% - EUR Swap Rate 1Y), 0.63%, 11/07/25(E) ^	100,000	90,491
(Variable, 1.55% - EUR Swap Rate 1Y), 1.13%, 03/11/27(E) ^	100,000	86,967
Banco Santander SA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%), 0.70%, 06/30/24^	1,200,000	1,152,669
2.75%, 05/28/25	400,000	366,190
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.90%), 1.72%, 09/14/27^	200,000	165,694
Cellnex Finance Co. SA
2.25%, 04/12/26(E)	100,000	88,484
		1,950,495
Sweden — 0.1%
Swedbank AB
5.34%, 09/20/27 144A	380,000	368,675

	Par	Value
Volvo Treasury AB
0.00%, 05/09/24(E)	$310,000	$289,539
		658,214
Switzerland — 0.8%
Credit Suisse AG
(Floating, U.S. SOFR Index + 0.38%), 3.01%, 08/09/23† Δ	2,700,000	2,678,321
Credit Suisse Group AG
(Variable, ICE LIBOR USD 3M + 1.24%), 4.21%, 06/12/24 144A ^	450,000	441,205
(Variable, 3.50% - EURIBOR ICE SWAP RATE), 3.25%, 04/02/26(E) ^	300,000	278,789
SIG Combibloc PurchaseCo S.a.r.l.
1.88%, 06/18/23(E) Δ	300,000	287,748
2.13%, 06/18/25(E)	100,000	90,797
UBS Group AG
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.60%), 4.49%, 08/05/25 144A ^	3,000,000	2,927,827
(Variable, 0.55% - EUR Swap Rate 1Y), 0.25%, 01/29/26(E) ^	200,000	179,199
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.05%), 4.70%, 08/05/27 144A ^	360,000	341,651
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.85%), 1.49%, 08/10/27 144A ^	600,000	504,767
		7,730,304
United Arab Emirates — 0.2%
First Abu Dhabi Bank PJSC
1.38%, 02/19/23(U)	1,666,000	1,834,586
United Kingdom — 2.6%
Barclays PLC
(Floating, Australian BBSW 3M + 1.80%), 4.55%, 06/15/23(A) †	1,000,000	641,495
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.80%), 1.01%, 12/10/24^	1,545,000	1,455,060
(Variable, U.S. SOFR + 2.71%), 2.85%, 05/07/26^	1,000,000	908,624
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.30%), 5.30%, 08/09/26^	900,000	865,293
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.65%), 5.50%, 08/09/28^	900,000	844,630
HSBC Holdings PLC
(Floating, Australian BBSW 3M + 1.10%), 3.40%, 02/16/24(A) †	1,300,000	829,845
(Floating, ICE LIBOR USD 3M + 1.23%), 4.47%, 03/11/25† Δ	3,000,000	2,968,342
(Variable, U.S. SOFR + 1.43%), 3.00%, 03/10/26^	200,000	185,039
	Par	Value
Informa PLC
1.50%, 07/05/23(E)	$100,000	$96,916
2.13%, 10/06/25(E)	485,000	440,784
Lloyds Banking Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.60%), 3.51%, 03/18/26^	1,500,000	1,405,288
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.72%, 08/11/26^	1,000,000	961,506
LSEGA Financing PLC
0.65%, 04/06/24 144A	200,000	187,311
1.38%, 04/06/26 144A	510,000	447,409
National Grid Electricity Transmission PLC
0.19%, 01/20/25(E)	100,000	91,544
Nationwide Building Society
2.00%, 01/27/23 144A	900,000	892,180
1.70%, 02/13/23 144A	2,400,000	2,378,663
0.55%, 01/22/24 144A	1,845,000	1,734,782
NatWest Markets PLC
2.38%, 05/21/23 144A	2,495,000	2,444,699
0.13%, 06/18/26(E)	200,000	169,258
1.60%, 09/29/26 144A Δ	345,000	291,751
Rolls-Royce PLC
5.75%, 10/15/27 144A	350,000	304,801
Royalty Pharma PLC
0.75%, 09/02/23	920,000	881,429
Santander UK Group Holdings PLC
(Variable, ICE LIBOR USD 3M + 1.08%), 3.37%, 01/05/24^	215,000	213,641
Santander UK PLC
1.63%, 02/12/23 144A	2,100,000	2,082,129
Standard Chartered PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.17%), 1.32%, 10/14/23 144A ^	200,000	199,803
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.78%), 0.99%, 01/12/25 144A ^	440,000	412,486
Virgin Money UK PLC
(Variable, 0.85% - EUR Swap Rate 1Y), 0.38%, 05/27/24(E) ^	110,000	105,113
WPP Finance 2013
3.00%, 11/20/23(E) Δ	200,000	194,946
		24,634,767
Total Foreign Bonds (Cost $147,565,207)		137,480,208
MORTGAGE-BACKED SECURITIES — 15.5%
Alen Mortgage Trust, Series 2021-ACEN, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 3.97%, 04/15/34 144A †	350,000	335,745

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
American Home Mortgage Assets Trust, Series 2006-5, Class A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.92%, 0.92% Floor), 2.02%, 11/25/46†	$541,313	$178,485
Angel Oak Mortgage Trust, Series 2022-1, Class A1
(Step to 3.88% on 02/25/26), 2.88%, 12/25/66 144A STEP	272,993	237,148
Angel Oak Mortgage Trust, Series 2022-2, Class A1
3.35%, 01/25/67 144A † γ	324,811	292,857
Arroyo Mortgage Trust, Series 2022-2, Class A1
(Step to 5.95% on 07/25/26), 4.95%, 07/25/57 144A STEP	245,476	240,804
Avon Finance No. 2 PLC, Class A
(Floating, SONIA Interest Rate + 0.90%), 3.04%, 09/20/48(U) 144A †	1,056,324	1,173,855
Banc of America Mortgage Trust, Series 2003-L, Class 3A1
2.37%, 01/25/34† γ	21,695	20,223
BANK, Series 2019-BNK18, Class A2
3.47%, 05/15/62	610,000	591,103
Bear Stearns ARM Trust, Series 2003-8, Class 4A1
3.00%, 01/25/34† γ	51,254	50,122
Bear Stearns ARM Trust, Series 2004-5, Class 2A
3.17%, 07/25/34† γ	47,960	44,527
Bellemeade RE, Ltd., Series 2021-3A, Class M1A
(Floating, U.S. 30-Day Average SOFR + 1.00%, 1.00% Floor), 3.28%, 09/25/31 144A †	848,543	836,488
Benchmark Mortgage Trust, Series 2022-B34, Class AM
3.96%, 04/15/55† γ	225,000	191,492
Brass No. 8 PLC, Class A1
(Floating, ICE LIBOR USD 3M + 0.70%), 3.62%, 11/16/66 144A †	55,953	55,977
BX Commercial Mortgage Trust, Series 2019-XL, Class A
(Floating, ICE LIBOR USD 1M + 0.92%, 0.92% Floor), 3.74%, 10/15/36 144A †	853,631	841,433
BX Commercial Mortgage Trust, Series 2019-XL, Class B
(Floating, ICE LIBOR USD 1M + 1.08%, 1.08% Floor), 3.90%, 10/15/36 144A †	569,500	555,805
BX Commercial Mortgage Trust, Series 2019-XL, Class D
(Floating, ICE LIBOR USD 1M + 1.45%, 1.45% Floor), 4.27%, 10/15/36 144A †	522,750	506,402
	Par	Value
BX Commercial Mortgage Trust, Series 2020-VKNG, Class B
(Floating, ICE LIBOR USD 1M + 1.13%, 1.13% Floor), 3.95%, 10/15/37 144A †	$1,057,953	$1,017,274
BX Commercial Mortgage Trust, Series 2021-SOAR, Class A
(Floating, ICE LIBOR USD 1M + 0.67%, 0.67% Floor), 3.49%, 06/15/38 144A †	456,542	437,246
BX Commercial Mortgage Trust, Series 2021-VINO, Class A
(Floating, ICE LIBOR USD 1M + 0.65%, 0.65% Floor), 3.47%, 05/15/38 144A †	280,000	268,242
BX Commercial Mortgage Trust, Series 2021-XL2, Class A
(Floating, ICE LIBOR USD 1M + 0.69%, 0.69% Floor), 3.51%, 10/15/38 144A †	639,422	614,081
BX Trust, Series 2018-BILT, Class D
(Floating, ICE LIBOR USD 1M + 1.77%, 1.77% Floor), 4.59%, 05/15/30 144A †	235,000	221,991
BX Trust, Series 2021-LBA, Class AJV
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor), 3.62%, 02/15/36 144A †	240,000	229,180
BX Trust, Series 2021-LBA, Class AV
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor), 3.62%, 02/15/36 144A †	330,000	315,123
BX Trust, Series 2021-VIEW, Class A
(Floating, ICE LIBOR USD 1M + 1.28%, 1.28% Floor), 4.10%, 06/15/23 144A †	150,000	143,902
Canterbury Finance PLC, No. 1, Class A2
(Floating, SONIA Interest Rate + 1.35%), 3.30%, 05/16/56(U) †	624,164	697,401
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB
3.37%, 06/15/50	1,377,644	1,319,157
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11
(Floating, ICE LIBOR USD 1M + 0.90%, 6.50% Cap), 3.98%, 07/25/49 144A †	38,653	37,194
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3
3.50%, 07/25/49 144A † γ	78,964	71,419
CHC Commercial Mortgage Trust, Series 2019-CHC, Class D
(Floating, ICE LIBOR USD 1M + 2.05%, 2.05% Floor), 4.87%, 06/15/34 144A †	2,123,962	2,005,988

	Par	Value
CHL Mortgage Pass-Through Trust, Series 2004-29, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.54%, 0.54% Floor, 11.50% Cap), 3.62%, 02/25/35†	$36,079	$33,031
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class AAB
2.78%, 07/10/49	469,832	450,469
Citigroup Commercial Mortgage Trust, Series 2016-P5, Class AAB
2.84%, 10/10/49	799,620	769,347
COLT Mortgage Loan Trust, Series 2022-3, Class A1
3.90%, 02/25/67 144A † γ	231,221	211,823
COMM Mortgage Trust, Series 2013-CR8, Class A5
3.61%, 06/10/46	750,000	744,477
COMM Mortgage Trust, Series 2013-CR8, Class B
4.05%, 06/10/46 144A † γ	170,000	167,268
COMM Mortgage Trust, Series 2013-SFS, Class A1
1.87%, 04/12/35 144A	52,381	51,764
COMM Mortgage Trust, Series 2014-CR21, Class A3
3.53%, 12/10/47	566,458	546,691
COMM Mortgage Trust, Series 2014-LC15, Class A4
4.01%, 04/10/47	170,000	166,846
COMM Mortgage Trust, Series 2014-UBS5, Class ASB
3.55%, 09/10/47	136,320	134,546
COMM Mortgage Trust, Series 2015-CR24, Class ASB
3.45%, 08/10/48	93,115	91,170
COMM Mortgage Trust, Series 2015-PC1, Class A4
3.62%, 07/10/50	248,568	241,181
COMM Mortgage Trust, Series 2018-COR3, Class A3
4.23%, 05/10/51	160,000	151,109
Connecticut Avenue Securities Trust, Series 2019-HRP1, Class M2
(Floating, ICE LIBOR USD 1M + 2.15%), 5.23%, 11/25/39 144A †	1,814,553	1,771,769
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.55%), 3.83%, 10/25/41 144A †	1,050,000	998,818
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA
2.03%, 01/15/49† IO γ	620,083	31,071
CSMC, Series 2020-NET, Class A
2.26%, 08/15/37 144A	308,333	279,362
CSMC, Series 2021-980M, Class C
3.20%, 07/15/31 144A	150,000	127,808
CSMC, Series 2021-BHAR, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 3.97%, 11/15/38 144A †	770,000	737,228
	Par	Value
CSMC, Series 2022-ATH1, Class A1A
2.87%, 01/25/67 144A † γ	$316,421	$294,423
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB4, Class A6A1
(Step to 5.26% on 11/25/22), 6.37%, 10/25/36 STEP	100,208	85,131
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB4, Class A6A2
(Step to 5.26% on 11/25/22), 6.39%, 10/25/36 STEP	100,208	85,130
Eagle RE, Ltd., Series 2021-2, Class M1A
(Floating, U.S. 30-Day Average SOFR + 1.55%, 1.55% Floor), 3.83%, 04/25/34 144A †	800,000	794,281
Extended Stay America Trust, Series 2021-ESH, Class A
(Floating, ICE LIBOR USD 1M + 1.08%, 1.08% Floor), 3.90%, 07/15/38 144A †	2,236,237	2,169,640
Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 2.00%), 4.28%, 11/25/41 144A †	3,000,000	2,690,004
Federal Home Loan Mortgage Corporation
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.36%, 2.36% Floor, 13.19% Cap), 3.92%, 07/01/27†	1,142	1,125
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 11.22% Cap), 2.90%, 11/01/31†	7,923	7,789
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 10.78% Cap), 3.25%, 04/01/32†	2,394	2,368
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.04%, 2.04% Floor, 9.73% Cap), 2.86%, 06/01/33†	162,122	163,731
(Floating, ICE LIBOR USD 1Y + 1.75%, 1.75% Floor, 10.84% Cap), 3.50%, 08/01/35†	22,735	22,731
(Floating, ICE LIBOR USD 1Y + 1.35%, 1.35% Floor, 10.39% Cap), 3.39%, 09/01/35†	54,798	55,278
(Floating, ICE LIBOR USD 1Y + 1.63%, 1.63% Floor, 10.81% Cap), 2.45%, 10/01/35†	68,718	69,777
3.00%, 02/01/36	43,834	40,473
4.00%, 11/01/36	5,288	5,056
4.00%, 06/01/37	66,664	63,726
4.50%, 07/01/47	36,935	35,909
4.50%, 03/01/49	1,750,361	1,721,455
4.50%, 01/01/50	161,931	158,812

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 3228
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 6.50% Cap), 3.32%, 10/15/36†	$650,489	$647,002
Federal Home Loan Mortgage Corporation REMIC, Series 3710
4.00%, 08/15/25 STEP	25,504	25,372
Federal Home Loan Mortgage Corporation REMIC, Series 3959
4.50%, 11/15/41	116,245	115,494
Federal Home Loan Mortgage Corporation REMIC, Series 3986
4.50%, 09/15/41	46,972	47,002
Federal Home Loan Mortgage Corporation REMIC, Series 4459
3.00%, 08/15/43	247,055	227,004
Federal Home Loan Mortgage Corporation REMIC, Series 4494
3.75%, 10/15/42	106,338	105,106
Federal Home Loan Mortgage Corporation REMIC, Series 4752
3.00%, 09/15/46	231,069	216,632
Federal Home Loan Mortgage Corporation REMIC, Series 4777
3.50%, 10/15/45	421,022	407,675
Federal Home Loan Mortgage Corporation REMIC, Series 4904
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 6.50% Cap), 3.27%, 06/15/49†	396,334	391,270
Federal Home Loan Mortgage Corporation REMIC, Series 4941
3.00%, 07/25/49	191,295	175,418
Federal Home Loan Mortgage Corporation REMIC, Series 4948
2.50%, 10/25/48	118,155	106,360
Federal Home Loan Mortgage Corporation REMIC, Series 5000
2.00%, 06/25/44	149,551	136,575
Federal Home Loan Mortgage Corporation REMIC, Series 5006
2.00%, 06/25/45	420,372	380,520
Federal Home Loan Mortgage Corporation REMIC, Series 5047
0.75%, 10/15/28	2,854,220	2,557,707
Federal Home Loan Mortgage Corporation REMIC, Series 5057
1.00%, 04/15/54	1,997,636	1,766,493
Federal Home Loan Mortgage Corporation REMIC, Series 5105
1.50%, 04/15/44	1,010,295	951,959
Federal Home Loan Mortgage Corporation REMIC, Series 5115
1.00%, 02/25/42	2,268,146	1,983,288
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA1, Class M2
(Floating, ICE LIBOR USD 1M + 1.70%), 4.78%, 01/25/50 144A †	102,898	101,837
	Par	Value
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA2, Class M2
(Floating, ICE LIBOR USD 1M + 1.85%), 4.93%, 02/25/50 144A †	$105,792	$104,224
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA5, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 3.93%, 01/25/34 144A †	955,164	932,088
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA6 Class M2
(Floating, U.S. 30-Day Average SOFR + 1.50%), 3.78%, 10/25/41 144A †	1,850,000	1,682,997
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-HQA1, Class M1A
(Floating, U.S. 30-Day Average SOFR + 2.10%), 4.38%, 03/25/42 144A †	604,189	600,679
Federal Home Loan Mortgage Corporation STACR Trust, Series 2019-DNA4, Class M2
(Floating, ICE LIBOR USD 1M + 1.95%), 5.03%, 10/25/49 144A †	68,596	68,220
Federal National Mortgage Association
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.93%, 1.93% Floor, 10.30% Cap), 2.88%, 12/01/24 CONV †	840	828
2.50%, 12/01/27	263,163	251,840
3.00%, 09/01/30	131,507	124,328
3.00%, 02/01/31	776,030	733,625
3.00%, 04/01/31	12,704	12,010
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.22%, 2.22% Floor, 11.65% Cap), 2.74%, 09/01/31†	20,031	19,783
2.50%, 10/01/31	301,061	279,666
2.50%, 11/01/31	714,845	662,506
2.50%, 01/01/32	4,987	4,633
3.00%, 03/01/32	459,253	434,142
(Floating, ICE LIBOR USD 1M + 1.31%, 1.31% Floor, 11.27% Cap), 3.06%, 08/01/32†	133,902	133,984
3.00%, 11/01/32	41,734	39,038
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 9.73% Cap), 2.37%, 12/01/32†	215,159	212,329
3.00%, 12/01/32	517,392	482,089

	Par	Value
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.41%, 2.41% Floor, 9.34% Cap), 3.85%, 06/01/33†	$7,416	$7,345
4.00%, 09/01/33	871,488	846,968
4.00%, 03/01/34	34,135	33,125
4.00%, 05/01/34	470,570	457,655
(Floating, ICE LIBOR USD 1Y + 1.66%, 1.66% Floor, 10.12% Cap), 1.95%, 02/01/35†	24,855	24,953
3.00%, 09/01/35	77,975	71,992
4.00%, 07/01/37	24,337	23,242
4.50%, 08/01/37	1,055,224	1,044,504
4.00%, 09/01/37	30,064	28,711
4.00%, 03/01/38	20,950	19,801
(Floating, ICE LIBOR USD 1Y + 1.73%, 1.73% Floor, 9.50% Cap), 3.06%, 05/01/38†	492,160	502,519
2.06%, 08/01/42†	145,804	147,897
(Floating, ICE LIBOR USD 1Y + 1.75%, 1.75% Floor, 8.63% Cap), 2.93%, 09/01/42†	129,169	131,432
(Floating, ICE LIBOR USD 1Y + 1.71%, 1.71% Floor, 7.75% Cap), 3.21%, 07/01/43†	197,252	202,050
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 8.52% Cap), 2.06%, 07/01/44†	46,243	46,955
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 9.32% Cap), 2.06%, 10/01/44†	38,697	39,326
4.00%, 12/01/44	1,083,444	1,030,380
(Floating, ICE LIBOR USD 1Y + 1.59%, 1.59% Floor, 7.94% Cap), 3.84%, 06/01/45†	235,863	239,584
4.50%, 03/01/47	108,059	105,014
4.50%, 05/01/47	323,764	314,361
4.50%, 07/01/47	42,484	41,286
4.50%, 11/01/47	356,196	348,208
4.00%, 03/01/48	1,867,964	1,782,696
4.50%, 06/01/48	58,142	56,892
4.50%, 11/01/48	181,435	177,745
4.50%, 02/01/49	570,417	557,735
4.50%, 04/01/49	159,325	156,356
Federal National Mortgage Association REMIC, Series 2006-98
(Floating, ICE LIBOR USD 1M + 0.43%, 0.43% Floor, 7.00% Cap), 3.51%, 10/25/36†	116,842	115,883
Federal National Mortgage Association REMIC, Series 2007-100
(Floating, ICE LIBOR USD 1M + 0.55%, 0.55% Floor, 7.00% Cap), 3.63%, 10/25/37†	146,963	146,480
Federal National Mortgage Association REMIC, Series 2011-48
4.00%, 06/25/26 STEP	54,242	53,793
	Par	Value
Federal National Mortgage Association REMIC, Series 2012-79
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 6.50% Cap), 3.53%, 07/25/42†	$117,395	$116,514
Federal National Mortgage Association REMIC, Series 2015-38
(Floating, ICE LIBOR USD 1M + 0.31%, 0.31% Floor), 2.68%, 06/25/55†	133,901	132,653
Federal National Mortgage Association REMIC, Series 2016-11
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor), 2.87%, 03/25/46†	614,898	605,605
Federal National Mortgage Association REMIC, Series 2016-40
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor), 2.82%, 07/25/46†	796,451	784,496
Federal National Mortgage Association REMIC, Series 2018-21
3.50%, 04/25/45	141,568	139,121
Federal National Mortgage Association REMIC, Series 2019-30
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 6.50% Cap), 3.58%, 07/25/49†	491,258	485,848
Federal National Mortgage Association REMIC, Series 2019-53
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor), 2.77%, 09/25/49†	895,130	879,032
Federal National Mortgage Association REMIC, Series 2019-60
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor), 2.77%, 10/25/59†	981,477	983,039
Federal National Mortgage Association REMIC, Series 2019-9
3.50%, 06/25/48	788,982	749,227
Federal National Mortgage Association REMIC, Series 2022-65
(Floating, U.S. 30-Day Average SOFR + 0.80%, 0.80% Floor, 6.00% Cap), 3.09%, 09/25/52† Ψ †††	2,101,000	2,118,745
FHLMC Multifamily Structured Pass-Through Certificates, Series K121
1.12%, 10/25/30† IO γ	594,607	36,326

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
FHLMC Multifamily Structured Pass-Through Certificates, Series K727
2.95%, 07/25/24	$3,474,829	$3,385,247
FHLMC Multifamily Structured Pass-Through Certificates, Series KIR2
2.75%, 03/25/27	258,555	249,312
FHLMC Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M1
(Floating, U.S. 30-Day Average SOFR + 0.80%), 3.08%, 08/25/33 144A †	332,130	330,225
FHLMC Structured Pass-Through Certificates, Series T-56, Class 3AF
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor, 8.50% Cap), 4.08%, 05/25/43†	331,366	329,454
FHLMC Structured Pass-Through Certificates, Series T-61, Class 1A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 2.50%, 07/25/44†	257,899	269,570
Finsbury Square PLC, Series 2020-2A, Class A
(Floating, SONIA Interest Rate + 1.30%), 3.42%, 06/16/70(U) 144A †	577,124	645,102
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
3.11%, 06/25/34† γ	82,235	78,663
FREMF Mortgage Trust, Series 2013-K27, Class B
3.61%, 01/25/46 144A † γ	130,000	129,216
FREMF Mortgage Trust, Series 2013-K31, Class B
3.75%, 07/25/46 144A † γ	105,000	104,100
FREMF Mortgage Trust, Series 2015-K45, Class B
3.73%, 04/25/48 144A † γ	250,000	240,088
GCAT Trust, Series 2021-NQM7, Class A1
1.92%, 08/25/66 144A	248,842	222,684
Gemgarto PLC, Series 2021-1A, Class A
(Floating, SONIA Interest Rate + 0.59%), 2.71%, 12/16/67(U) 144A †	1,565,171	1,718,008
Government National Mortgage Association
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 2.63%, 01/20/23†	110	110
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 10.00% Cap), 2.88%, 05/20/24†	3,456	3,451
	Par	Value
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 1.63%, 07/20/25†	$8,193	$8,134
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 1.63%, 08/20/25†	2,513	2,496
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 1.75%, 11/20/25†	7,683	7,572
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 1.75%, 12/20/26†	16,802	16,672
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 1.63%, 07/20/27†	360	352
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 10.00% Cap), 1.75%, 10/20/27†	5,892	5,801
8.50%, 10/15/29	15,240	15,314
8.50%, 04/15/30	1,556	1,558
8.50%, 05/15/30	43,087	43,668
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 2.88%, 05/20/30†	10,704	10,594
8.50%, 07/15/30	16,052	16,208
8.50%, 08/15/30	2,728	2,740
8.50%, 11/15/30	2,878	2,882
8.50%, 12/15/30	2,313	2,315
8.50%, 02/15/31	11,750	11,913
Government National Mortgage Association, Series 2007-30
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor, 6.50% Cap), 3.31%, 05/20/37†	51,206	51,026
Government National Mortgage Association, Series 2011-H08
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 10.50% Cap), 2.96%, 02/20/61†	360,177	358,391
Government National Mortgage Association, Series 2013-H13
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%, 0.45% Floor, 15.00% Cap), 3.46%, 05/20/63†	829,773	825,849
Government National Mortgage Association, Series 2016-H07
(Floating, ICE LIBOR USD 1M + 0.77%, 0.77% Floor), 3.13%, 02/20/66†	6,486	6,443
Government National Mortgage Association, Series 2016-H22
(Floating, ICE LIBOR USD 1M + 0.77%, 0.77% Floor, 7.50% Cap), 3.13%, 10/20/66†	1,260,718	1,253,385

	Par	Value
Government National Mortgage Association, Series 2017-136
3.00%, 03/20/47	$97,010	$92,043
Government National Mortgage Association, Series 2017-H09
(Floating, ICE LIBOR USD 1Y + 0.75%, 0.75% Floor, 7.50% Cap), 1.97%, 04/20/67†	1,587,117	1,560,359
Government National Mortgage Association, Series 2017-H10
(Floating, ICE LIBOR USD 1Y + 0.75%, 0.75% Floor, 7.50% Cap), 1.97%, 04/20/67†	1,865,358	1,835,754
Government National Mortgage Association, Series 2020-17
2.50%, 10/20/49	80,933	73,388
GreenPoint Mortgage Funding Trust, Series 2005-AR5, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.54%, 0.54% Floor, 10.50% Cap), 3.62%, 11/25/45†	79,722	73,634
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, ICE LIBOR USD 1M + 0.36%, 0.36% Floor), 3.44%, 01/25/37†	231,382	200,471
GS Mortgage Securities Corporation II, Series 2022-GTWY, Class A
(Floating, CME Term SOFR 1M + 3.40%, 3.19% Floor), 6.25%, 09/15/27 144A †	1,600,000	1,606,114
GS Mortgage Securities Corporation Trust, Series 2022-ECI, Class A
(Floating, CME Term SOFR 1M + 2.19%, 2.20% Floor), 5.04%, 08/15/39 144A †	610,000	607,732
GS Mortgage Securities Trust, Series 2011-GC5, Class AS
5.21%, 08/10/44 144A † γ	270,435	269,243
GS Mortgage Securities Trust, Series 2013-GC12, Class A3
2.86%, 06/10/46	1,282,540	1,271,065
GS Mortgage Securities Trust, Series 2019-GC38, Class A2
3.87%, 02/10/52	373,644	366,862
GS Mortgage-Backed Securities Corporation Trust, Series 2020-PJ4, Class A2
3.00%, 01/25/51 144A † γ	178,304	149,709
GS Mortgage-Backed Securities Corporation Trust, Series 2022-PJ2, Class A4
2.50%, 06/25/52 144A † γ	549,048	438,667
GSR Mortgage Loan Trust, Series 2004-11, Class 5A1
4.10%, 09/25/34† γ	62,140	60,673
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
3.23%, 09/25/35† γ	35,648	34,420
	Par	Value
Hawaii Hotel Trust, Series 2019-MAUI, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 3.97%, 05/15/38 144A †	$429,000	$418,645
Homeward Opportunities Fund Trust, Series 2022-1, Class A1
(Step to 5.07% on 02/25/27), 5.08%, 07/25/67 144A STEP	155,104	151,605
IndyMac INDX Mortgage Loan Trust, Series 2006-AR12, Class A1
(Floating, ICE LIBOR USD 1M + 0.38%, 0.38% Floor), 3.46%, 09/25/46†	274,131	242,640
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX3, Class A2
(Floating, ICE LIBOR USD 1M + 0.54%, 0.54% Floor), 3.62%, 06/25/37†	101,459	114,228
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class ASB
2.55%, 04/15/46	105,461	105,017
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX
4.25%, 07/05/33 144A	190,000	186,769
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class A
(Floating, ICE LIBOR USD 1M + 0.96%, 0.96% Floor), 3.78%, 07/15/36 144A †	1,710,000	1,680,524
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC, Class A
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor), 3.62%, 04/15/38 144A †	141,735	137,490
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-NYAH, Class A
(Floating, ICE LIBOR USD 1M + 0.76%, 0.76% Floor), 3.58%, 06/15/38 144A †	560,000	541,165
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class B
3.38%, 01/05/39 144A	145,000	123,566
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
2.65%, 02/25/35† γ	7,934	7,488
JP Morgan Mortgage Trust, Series 2016-2, Class A1
3.72%, 06/25/46 144A † γ	154,923	143,722
JP Morgan Mortgage Trust, Series 2020-7, Class A3
3.00%, 01/25/51 144A † γ	134,995	113,651

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
JP Morgan Mortgage Trust, Series 2020-LTV1, Class A11
(Floating, ICE LIBOR USD 1M + 1.00%, 6.00% Cap), 3.44%, 06/25/50 144A †	$23,004	$22,827
JP Morgan Mortgage Trust, Series 2021-12, Class A11
(Floating, U.S. 30-Day Average SOFR + 0.85%, 5.00% Cap), 3.13%, 02/25/52 144A †	172,122	160,479
JP Morgan Mortgage Trust, Series 2022-INV3, Class A3B
3.00%, 09/25/52 144A † γ	377,197	310,818
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class ASB
3.66%, 09/15/47	151,484	148,749
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A3
3.50%, 12/15/48	274,329	257,897
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A3
3.38%, 09/15/50	1,500,000	1,445,135
KNDL Mortgage Trust, Series 2019-KNSQ, Class A
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor), 3.62%, 05/15/36 144A †	409,000	402,470
KNDL Mortgage Trust, Series 2019-KNSQ, Class D
(Floating, ICE LIBOR USD 1M + 1.35%, 1.35% Floor), 4.17%, 05/15/36 144A †	136,000	131,390
Life Mortgage Trust, Series 2021-BMR, Class A
(Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor), 3.52%, 03/15/38 144A †	982,970	946,214
Luminent Mortgage Trust, Series 2006-7, Class 2A1
(Floating, ICE LIBOR USD 1M + 0.34%, 0.34% Floor, 10.50% Cap), 3.42%, 12/25/36†	265,636	235,356
LUXE Trust, Series 2021-TRIP, Class A
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 3.87%, 10/15/38 144A †	1,500,000	1,452,244
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 3A1
2.19%, 12/25/33† γ	33,619	33,007
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A3
3.00%, 04/25/52 144A † γ	453,991	376,675
MF1, Series 2021-W10, Class A
(Floating, CME Term SOFR 1M + 1.07%, 1.07% Floor), 3.92%, 12/15/34 144A †	110,000	108,125
	Par	Value
MF1, Series 2021-W10, Class B
(Floating, CME Term SOFR 1M + 1.37%, 1.37% Floor), 4.22%, 12/15/34 144A †	$100,000	$98,068
MFA Trust, Series 2021-INV2, Class A1
1.91%, 11/25/56 144A	285,795	247,244
MFA Trust, Series 2021-RPL1, Class A1
1.13%, 07/25/60 144A	847,559	757,028
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor), 3.62%, 04/15/38 144A †	480,000	462,780
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class ASB
3.82%, 10/15/46	179,513	178,899
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A3
3.77%, 11/15/46	484,630	474,671
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AAB
2.66%, 05/15/46	20,843	20,769
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class A4
4.05%, 04/15/47	285,000	280,140
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class ASB
3.62%, 10/15/47	174,767	172,341
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB
3.04%, 04/15/48	890,332	869,387
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4
3.73%, 05/15/48	955,000	913,939
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5
3.64%, 10/15/48	535,000	509,977
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class XA
0.80%, 12/15/49† IO γ	1,804,810	39,806
Morgan Stanley Capital I Trust, Series 2018-H4, Class A4
4.31%, 12/15/51	249,000	233,251
Morgan Stanley Capital I Trust, Series 2021-230P, Class A
(Floating, ICE LIBOR USD 1M + 1.17%, 1.17% Floor), 3.99%, 12/15/23 144A †	1,000,000	970,609

	Par	Value
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A
(Floating, CME Term SOFR 1M + 1.40%, 1.40% Floor), 4.24%, 03/15/39 144A †	$590,000	$574,980
Natixis Commercial Mortgage Securities Trust, Series 2022-RRI, Class A
(Floating, CME Term SOFR 1M + 1.82%, 1.82% Floor), 4.67%, 03/15/35 144A †	1,700,000	1,674,448
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1
4.00%, 04/25/57 144A	2,019,704	1,925,582
New Residential Mortgage Loan Trust, Series 2017-4A, Class A1
4.00%, 05/25/57 144A	592,750	561,074
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A
4.00%, 12/25/57 144A † γ	902,896	862,011
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1
2.75%, 07/25/59 144A	1,010,635	951,015
New Residential Mortgage Loan Trust, Series 2020-1A, Class A1B
3.50%, 10/25/59 144A † γ	437,697	409,472
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1
2.75%, 11/25/59 144A	1,241,752	1,133,914
Oaktown Re VII, Ltd., Series 2021-2, Class M1A
(Floating, U.S. 30-Day Average SOFR + 1.60%, 1.60% Floor), 3.88%, 04/25/34 144A †	700,000	687,871
OBX Trust, Series 2020-EXP3, Class 2A1B
(Floating, ICE LIBOR USD 1M + 0.90%), 3.98%, 01/25/60 144A †	450,000	440,776
OBX Trust, Series 2022-INV3, Class A1
3.00%, 02/25/52 144A † γ	204,593	169,750
ONE Mortgage Trust, Series 2021-PARK, Class A
(Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor), 3.52%, 03/15/36 144A †	1,900,000	1,836,398
One New York Plaza Trust, Series 2020-1NYP, Class A
(Floating, ICE LIBOR USD 1M + 0.95%, 0.95% Floor), 3.77%, 01/15/36 144A †	240,000	230,498
PFP, Ltd., Series 2021-8, Class A
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor), 3.94%, 08/09/37 144A †	1,612,885	1,540,991
PKHL Commercial Mortgage Trust, Series 2021-MF, Class A
(Floating, ICE LIBOR USD 1M + 0.88%, 0.88% Floor), 3.70%, 07/15/38 144A †	678,000	651,949
	Par	Value
PRKCM Trust, Series 2021-AFC2, Class A1
2.07%, 11/25/56 144A	$323,581	$268,657
Radnor RE, Ltd., Series 2021-2, Class M1A
(Floating, U.S. 30-Day Average SOFR + 1.85%, 1.85% Floor), 4.13%, 11/25/31 144A †	354,292	344,976
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class A
(Floating, ICE LIBOR USD 1M + 0.95%, 0.95% Floor), 4.03%, 07/25/36 144A †	1,499,078	1,441,043
Ready Capital Mortgage Financing LLC, Series 2022-FL9, Class A
(Floating, CME Term SOFR 1M + 2.47%, 2.47% Floor), 5.53%, 06/25/37 144A †	249,531	247,341
Residential Mortgage Securities 32 PLC, Class A
(Floating, SONIA Interest Rate + 1.25%), 3.39%, 06/20/70(U) 144A †	699,338	778,477
Resimac Bastille Trust, Series 2021-2NCA, Class A1A
(Floating, ICE LIBOR USD 1M + 0.65%), 3.78%, 02/03/53 144A †	935,142	927,895
RFMSI Trust, Series 2003-S9, Class A1
6.50%, 03/25/32	4,211	3,963
Seasoned Credit Risk Transfer Trust Series, Series 2019-4, Class MA
3.00%, 02/25/59	606,635	569,069
Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA
3.50%, 11/25/57	228,135	219,351
Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA
3.50%, 08/25/57	275,048	263,080
Sequoia Mortgage Trust, Series 2017-CH1, Class A2
3.50%, 08/25/47 144A	30,368	28,351
SG Residential Mortgage Trust, Series 2022-2, Class A1
(Step to 5.37% on 08/25/26), 5.35%, 09/25/67 144A STEP	130,692	127,552
STACR Trust, Series 2018-HRP1, Class M2
(Floating, ICE LIBOR USD 1M + 1.65%), 4.73%, 04/25/43 144A †	492,715	491,758
Starwood Mortgage Residential Trust, Series 2020-3, Class A1
1.49%, 04/25/65 144A	192,793	186,002
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A1
1.03%, 11/25/55 144A	129,529	119,865

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Stratton Mortgage Funding, Series 2021-2A, Class A
(Floating, SONIA Interest Rate + 0.90%), 2.59%, 07/20/60(U) 144A †	$231,145	$256,658
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor), 3.38%, 09/25/34†	41,104	36,466
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 11.00% Cap), 3.49%, 07/19/35†	23,754	21,587
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A1A
(Floating, ICE LIBOR USD 1M + 0.56%, 0.56% Floor, 10.50% Cap), 3.64%, 02/25/36†	216,263	188,604
STWD Mortgage Trust, Series 2021-HTS, Class A
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 3.87%, 04/15/34 144A †	1,700,000	1,652,549
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A
(Floating, CME Term SOFR 1M + 2.19%, 2.19% Floor), 5.03%, 05/15/37 144A †	210,000	205,625
TBW Mortgage-Backed Trust, Series 2007-2, Class A6A
(Step to 4.26% on 11/25/22), 6.51%, 07/25/37 STEP	174,508	71,358
Towd Point Mortgage Funding PLC, Series 2019-GR4A, Class A1
(Floating, SONIA Interest Rate + 1.14%), 2.83%, 10/20/51(U) 144A †	910,997	1,013,863
Towd Point Mortgage Funding, Series 2019-A13A, Class A1
(Floating, SONIA Interest Rate + 0.90%), 2.59%, 07/20/45(U) 144A †	1,851,174	2,066,602
Towd Point Mortgage Trust, Series 2020-1, Class A1
2.71%, 01/25/60 144A † γ	576,870	545,277
Towd Point Mortgage Trust, Series 2020-2, Class A1A
1.64%, 04/25/60 144A	1,742,421	1,548,873
Towd Point Mortgage Trust, Series 2021-SJ2, Class A1A
2.25%, 12/25/61 144A	901,884	842,613
TPGI Trust, Series 2021-DGWD, Class A
(Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor), 3.52%, 06/15/26 144A †	450,000	431,542
	Par	Value
Trinity Square PLC, Series 2021-1A, Class A
(Floating, SONIA Interest Rate + 0.85%), 2.50%, 07/15/59(U) 144A †	$1,070,948	$1,186,058
TTAN, Series 2021-MHC, Class A
(Floating, ICE LIBOR USD 1M + 0.85%, 0.85% Floor), 3.67%, 03/15/38 144A †	299,048	288,984
UBS Commercial Mortgage Trust, Series 2017-C1, Class A4
3.46%, 06/15/50	500,000	458,373
UBS Commercial Mortgage Trust, Series 2019-C16, Class ASB
3.46%, 04/15/52	540,000	501,749
UBS Commercial Mortgage Trust, Series 2019-C18, Class A4
3.04%, 12/15/52	330,000	282,934
Uniform Mortgage Backed Securities
4.50%, 10/01/52 TBA	4,570,000	4,354,710
4.50%, 11/01/52 TBA	8,300,000	7,900,660
Verus Securitization Trust, Series 2021-6, Class A1
1.63%, 10/25/66 144A	1,003,744	843,216
Verus Securitization Trust, Series 2022-1, Class A1
(Step to 3.72% on 02/25/26), 2.72%, 01/25/67 144A STEP	161,447	142,950
Verus Securitization Trust, Series 2022-3, Class A1
(Step to 4.11% on 11/25/22), 4.13%, 02/25/67 144A STEP	409,990	377,549
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 2.50%, 06/25/42†	2,536	2,331
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A
4.16%, 08/25/33† γ	73,345	71,320
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR2, Class 2A1A
(Floating, ICE LIBOR USD 1M + 0.62%, 0.62% Floor, 10.50% Cap), 3.70%, 01/25/45†	106,798	103,061
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR19, Class 1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.74%, 0.74% Floor), 1.84%, 01/25/47†	146,067	129,971
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR5, Class A12A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.98%, 0.98% Floor), 2.08%, 06/25/46†	282,610	266,408

	Par	Value
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 1A1
2.78%, 02/25/37† γ	$113,601	$100,870
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 2A1
3.35%, 05/25/37† γ	154,321	124,856
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA5, Class A1B
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.84%, 0.84% Floor), 1.94%, 05/25/47†	36,551	4,545
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4
3.17%, 02/15/48	500,000	475,340
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A5
3.45%, 02/15/48	435,000	415,321
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6FL
(Floating, ICE LIBOR USD 1M + 1.55%, 1.55% Floor), 4.49%, 01/15/59 144A †	2,000,000	1,968,837
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1
3.00%, 05/25/50 144A † γ	77,241	65,546
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class ASB
3.39%, 08/15/47	232,322	229,412
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class ASB
3.52%, 03/15/47	168,144	166,517
Total Mortgage-Backed Securities (Cost $155,808,044)		146,837,224
MUNICIPAL BONDS — 0.1%
California State Earthquake Authority, Revenue Bond, Series B
1.48%, 07/01/23	315,000	307,560
Hawaii State, General Obligation, Series GB
0.80%, 10/01/24	1,000,000	930,545
Total Municipal Bonds (Cost $1,315,000)		1,238,105
U.S. TREASURY OBLIGATIONS — 28.4%
U.S. Treasury Bills
2.52%, 11/17/22Ω ‡‡	182,000	181,353
3.04%, 12/08/22Ω ‡‡	91,000	90,508
3.85%, 09/07/23Ω	6,000,000	5,782,687
		6,054,548
U.S. Treasury Bonds
1.75%, 08/15/41‡‡	4,300,000	2,942,729
U.S. Treasury Inflationary Indexed Bonds
0.13%, 04/15/27	3,646,456	3,363,462
	Par	Value
U.S. Treasury Notes
0.88%, 01/31/24Δ	$21,155,000	$20,212,115
0.25%, 03/15/24	1,606,100	1,514,816
2.50%, 04/30/24	1,855,000	1,803,553
0.25%, 06/15/24	7,860,000	7,342,192
0.38%, 08/15/24	1,995,000	1,856,129
3.25%, 08/31/24Δ	4,151,000	4,076,412
0.75%, 11/15/24Δ	57,537,000	53,468,954
1.00%, 12/15/24	14,300,000	13,327,488
1.13%, 01/15/25	11,785,000	10,981,686
1.50%, 02/15/25	20,296,000	19,029,086
1.75%, 03/15/25Δ	12,175,000	11,466,377
2.63%, 04/15/25	7,245,000	6,958,879
2.75%, 05/15/25	11,930,000	11,482,159
2.88%, 06/15/25	20,540,000	19,812,274
3.00%, 07/15/25	32,250,000	31,175,420
3.13%, 08/15/25Δ	24,875,000	24,114,175
3.50%, 09/15/25	17,865,000	17,502,117
		256,123,832
Total U.S. Treasury Obligations (Cost $278,849,324)		268,484,571

	Shares
MONEY MARKET FUNDS — 4.1%
GuideStone Money Market Fund, 2.76% (Institutional Class)Ø ∞	23,449,575	23,449,575
Northern Institutional Liquid Assets Portfolio (Shares), 2.97%Ø §	11,831,818	11,831,818
Northern Institutional U.S. Government Portfolio (Shares), 2.31%Ø	3,027,581	3,027,581
Total Money Market Funds (Cost $38,308,974)		38,308,974
TOTAL INVESTMENTS —103.2% (Cost $1,029,291,939)		975,545,295

Number of Contracts	Notional Amount
WRITTEN OPTION — (0.0)%
Call Swaption — (0.0)%
Pay Markit CDX.NA.IG.38 Index (Quarterly); Receive 1.00% (Quarterly); Credit Default Swap Maturing 6/20/2027 USD, Strike Price $160.00, Expires 10/19/22 (GSC) (2)	$(4,700,000)	(291)
Total Written Options (Premiums received $ (7,055))		(291)
Liabilities in Excess of Other Assets — (3.2)%		(30,051,947)
NET ASSETS — 100.0%		$945,493,057

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Futures Contracts outstanding at September 30, 2022:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Euro-Bobl	12/2022	(46)	$(5,398,605)	$130,889
Euro-Bund	12/2022	(1)	(135,727)	6,435
Euro-Schatz	12/2022	(25)	(2,625,676)	23,652
10-Year Japanese Treasury Bond	12/2022	(5)	(5,123,333)	5,260
10-Year U.S. Treasury Note	12/2022	(107)	(11,990,688)	289,442
U.S. Treasury Long Bond	12/2022	(6)	(758,438)	64,238
Ultra 10-Year U.S. Treasury Note	12/2022	(130)	(15,402,968)	569,430
Ultra Long U.S. Treasury Bond	12/2022	(49)	(6,713,000)	599,166
2-Year U.S. Treasury Note	12/2022	1,352	277,688,124	(2,295,911)
5-Year U.S. Treasury Note	12/2022	(918)	(98,692,172)	2,021,296
Total Futures Contracts outstanding at September 30, 2022			$130,847,517	$1,413,897
Forward Foreign Currency Contracts outstanding at September 30, 2022:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
11/16/22	U.S. Dollars	6,199,908	Australian Dollars	8,814,000	MSCS	$558,304
10/04/22	U.S. Dollars	6,220,273	British Pounds	5,346,068	UBS	250,586
10/04/22	U.S. Dollars	6,091,495	British Pounds	5,231,932	BNP	249,258
12/21/22	U.S. Dollars	13,053,554	Euro	12,991,000	BOM	235,278
10/04/22	U.S. Dollars	2,468,772	Canadian Dollars	3,194,455	JPM	156,239
10/04/22	U.S. Dollars	3,017,815	Canadian Dollars	3,980,000	BNP	136,610
12/12/22	U.S. Dollars	2,138,361	Canadian Dollars	2,800,000	GSC	110,774
10/11/22	U.S. Dollars	1,918,168	Canadian Dollars	2,500,000	GSC	108,404
10/04/22	U.S. Dollars	4,620,108	Euro	4,621,000	HSBC	90,009
12/12/22	U.S. Dollars	9,623,929	Japanese Yen	1,370,000,000	RBS	78,388
11/14/22	U.S. Dollars	1,368,294	Canadian Dollars	1,800,000	HSBC	65,255
12/01/22	U.S. Dollars	1,150,807	Canadian Dollars	1,500,000	JPM	64,831
03/15/23	U.S. Dollars	855,433	Canadian Dollars	1,109,000	HSBC	51,394
11/02/22	U.S. Dollars	4,889,010	Canadian Dollars	6,698,091	HSBC	40,436
01/06/23	U.S. Dollars	5,555,895	Japanese Yen	790,000,000	UBS	30,785
12/12/22	U.S. Dollars	385,062	Canadian Dollars	500,000	BNP	22,993
11/16/22	U.S. Dollars	205,061	Australian Dollars	294,000	HSBC	16,880
12/21/22	U.S. Dollars	284,633	Canadian Dollars	376,000	BNY	12,310
10/04/22	U.S. Dollars	2,074,995	Japanese Yen	299,048,279	UBS	7,953
10/04/22	U.S. Dollars	1,534,370	Japanese Yen	221,256,154	MSCS	5,032
Subtotal Appreciation						$2,291,719
03/15/23	Canadian Dollars	271,000	U.S. Dollars	197,658	HSBC	$(1,180)
11/02/22	U.S. Dollars	11,482,667	British Pounds	10,280,000	BNP	(3,301)
11/02/22	Japanese Yen	220,664,654	U.S. Dollars	1,534,370	MSCS	(4,793)
10/04/22	British Pounds	298,000	U.S. Dollars	338,961	GSC	(6,199)
10/04/22	Canadian Dollars	477,000	U.S. Dollars	352,658	JPM	(7,346)
11/02/22	Japanese Yen	298,247,746	U.S. Dollars	2,074,995	UBS	(7,636)
11/16/22	Australian Dollars	1,024,000	U.S. Dollars	704,181	HSBC	(48,747)
11/02/22	U.S. Dollars	4,467,472	Euro	4,621,000	MSCS	(71,984)
11/16/22	Australian Dollars	2,015,000	U.S. Dollars	1,391,492	MSCS	(101,745)
10/04/22	Japanese Yen	824,520,556	U.S. Dollars	5,962,943	BAR	(263,801)
Subtotal Depreciation						$(516,732)
Total Forward Foreign Currency Contracts outstanding at September 30, 2022						$1,774,987

Swap Agreements outstanding at September 30, 2022:
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Sovereign Issuers—Buy Protection
Peoples Republic of China, 7.50% due 10/28/27 (Pay Quarterly)	(1.00)%	6/20/2024	MSCS	USD	1,600,000	$(14,282)	$(35,993)	$21,711
						$(14,282)	$(35,993)	$21,711

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection
Markit CDX.NA.IG.37 Index (Pay Quarterly)	(1.00)%	12/20/2026	USD	30,800,000	$(119,056)	$(755,104)	$636,048
Markit CDX.NA.IG.38 Index (Pay Quarterly)	(1.00)%	6/20/2027	USD	14,300,000	(5,931)	(115,119)	109,188
Markit CDX.NA.IG.39 Index (Pay Quarterly)	(1.00)%	12/20/2027	USD	2,310,000	7,594	(3,740)	11,334
					$(117,393)	$(873,963)	$756,570

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
0.05% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	12/15/2031	JPY	670,000,000	$172,049	$152,646	$19,403
Subtotal Appreciation					$172,049	$152,646	$19,403
Centrally Cleared Interest Rate Swaps
1-Month LIBOR + .098% (Quarterly)	3-Month LIBOR (Quarterly)	1/13/2023	USD	25,000,000	$(6,907)	$—	$(6,907)
1-Day SOFR (Annually)	2.71% (Annually)	3/31/2024	USD	97,600,000	(2,039,703)	—	(2,039,703)
Subtotal Depreciation					$(2,046,610)	$ —	$(2,046,610)
Net Centrally Cleared Interest Rate Swaps outstanding at September 30, 2022					$(1,874,561)	$152,646	$(2,027,207)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2022, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)
	Par	Value
AGENCY OBLIGATIONS — 1.7%
Federal Farm Credit Bank Discount Notes
2.66%, 10/07/22Ω	$2,440,000	$2,439,193
Federal Farm Credit Banks Funding Corporation
2.90%, 04/12/32	2,640,000	2,320,765
3.30%, 05/19/32	1,310,000	1,219,532
2.85%, 03/28/34	2,880,000	2,505,064
1.70%, 04/23/35	3,800,000	2,753,867
3.08%, 03/30/37	1,770,000	1,495,998
Federal Home Loan Mortgage Corporation
0.65%, 10/22/25	7,100,000	6,337,731
0.65%, 10/27/25	7,200,000	6,409,029
0.80%, 10/28/26‡‡	7,200,000	6,245,430
Federal National Mortgage Association
6.63%, 11/15/30	670,000	782,972
Tennessee Valley Authority
3.50%, 12/15/42	500,000	420,025
Tennessee Valley Authority Principal Strip
2.28%, 04/01/56Ω	1,000,000	185,129
Total Agency Obligations (Cost $37,638,833)		33,114,735
ASSET-BACKED SECURITIES — 9.2%
522 Funding CLO, Ltd., Series 2020-6A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.15%, 1.15% Floor), 3.93%, 10/23/34 144A †	1,110,000	1,063,222
A10 Bridge Asset Financing LLC, Series 2020-C, Class A
2.02%, 08/15/40 144A	81,090	81,039
ABPCI Direct Lending Fund CLO X LP, Series 2020-10A, Class A1A
(Floating, ICE LIBOR USD 3M + 1.95%, 1.95% Floor), 4.66%, 01/20/32 144A †	970,000	952,428
ACE Securities Corporation Home Equity Loan Trust, Series 2007-ASP1, Class A2B
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor), 3.48%, 03/25/37†	2,343,378	1,158,857
Alaska Airlines Pass-Through Trust, Series 2020-1, Class A
4.80%, 08/15/27 144A	1,433,480	1,356,023
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2
1.94%, 08/15/46 144A	900,000	768,846
	Par	Value
American Airlines Pass-Through Trust, Series 2013-1, Class A
4.00%, 07/15/25	$654,727	$560,886
American Airlines Pass-Through Trust, Series 2017-2, Class AA
3.35%, 10/15/29	1,645,373	1,438,784
American Airlines Pass-Through Trust, Series 2021-1, Class A
2.88%, 07/11/34Δ	2,300,000	1,875,081
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R10, Class M3
(Floating, ICE LIBOR USD 1M + 0.68%, 0.68% Floor), 3.76%, 01/25/36†	2,778,638	2,736,640
AMMC CLO XI, Ltd., Series 2012-11A, Class A1R2
(Floating, ICE LIBOR USD 3M + 1.01%), 3.79%, 04/30/31 144A †	710,000	692,606
Apidos CLO XXIII, Series 2015-23A, Class AR
(Floating, ICE LIBOR USD 3M + 1.22%, 1.22% Floor), 3.73%, 04/15/33 144A †	1,500,000	1,447,133
Apidos CLO XXXV, Series 2021-35A, Class A
(Floating, ICE LIBOR USD 3M + 1.05%, 1.05% Floor), 3.76%, 04/20/34 144A †	540,000	517,733
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class A
(Floating, U.S. 30-Day Average SOFR + 1.45%, 1.45% Floor), 3.74%, 01/15/37 144A †	1,500,000	1,462,719
Arbys Funding LLC, Series 2020-1A, Class A2
3.24%, 07/30/50 144A	1,372,000	1,167,153
Ballyrock CLO, Ltd., Series 2018-1A, Class C
(Floating, ICE LIBOR USD 3M + 3.15%), 5.86%, 04/20/31 144A †	750,000	655,200
Ballyrock CLO, Ltd., Series 2019-2A, Class A1BR
(Floating, ICE LIBOR USD 3M + 1.20%, 1.20% Floor), 4.18%, 11/20/30 144A †	490,000	476,045
Barings Loan Partners CLO, Ltd., Series LP-3A, Class B
(Floating, CME Term SOFR 3M + 3.05%, 3.05% Floor), 5.61%, 07/20/33 144A †	1,000,000	975,386
Basswood Park CLO, Ltd., Series 2021-1A, Class A
(Floating, ICE LIBOR USD 3M + 1.00%, 1.00% Floor), 3.71%, 04/20/34 144A †	1,500,000	1,436,147

	Par	Value
BCRED MML CLO LLC, Series 2022-1A, Class A1
(Floating, CME Term SOFR 3M + 1.65%, 1.65% Floor), 2.25%, 04/20/35 144A †	$820,000	$785,154
Bear Stearns Asset Backed Securities Trust, Series 2007-SD1, Class 1A2A
6.00%, 10/25/36	795,504	452,015
Bear Stearns Asset Backed Securities Trust, Series 2007-SD1, Class 1A3A
6.50%, 10/25/36	2,036,583	1,128,618
BlueMountain CLO XXVIII, Ltd., Series 2021-28A, Class A
(Floating, ICE LIBOR USD 3M + 1.26%, 1.26% Floor), 3.77%, 04/15/34 144A †	400,000	385,162
BlueMountain CLO, Ltd., Series 2013-2A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.18%), 3.94%, 10/22/30 144A †	2,313,710	2,274,364
BSPRT Issuer, Ltd., Series 2022-FL9, Class B
(Floating, CME Term SOFR 1M + 3.37%, 3.37% Floor), 6.21%, 07/15/39 144A †	2,000,000	1,971,456
Carrington Mortgage Loan Trust, Series 2005-OPT2, Class M4
(Floating, ICE LIBOR USD 1M + 0.98%, 0.98% Floor), 4.06%, 05/25/35†	262,349	262,091
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A3
(Floating, ICE LIBOR USD 1M + 0.15%, 0.15% Floor, 14.50% Cap), 3.23%, 01/25/37†	1,214,155	1,019,838
Carvana Auto Receivables Trust, Series 2022-P2, Class A2
3.33%, 07/10/25	1,942,317	1,927,267
Cayuga Park CLO, Ltd., Series 2020-1A, Class AR
(Floating, ICE LIBOR USD 3M + 1.12%, 1.12% Floor), 3.86%, 07/17/34 144A †	790,000	758,247
Cedar Funding V CLO, Ltd., Series 2016-5A, Class AFRR
1.94%, 07/17/31 144A	560,000	511,887
Cerberus Loan Funding XXXII LP, Series 2021-2A, Class A
(Floating, ICE LIBOR USD 3M + 1.62%, 1.62% Floor), 4.13%, 04/22/33 144A †	1,000,000	962,680
Cerberus Loan Funding XXXIII LP, Series 2021-3A, Class A
(Floating, ICE LIBOR USD 3M + 1.56%, 1.56% Floor), 4.07%, 07/23/33 144A †	1,250,000	1,204,433
	Par	Value
CF Hippolyta Issuer LLC, Series 2022-1A, Class A2
6.11%, 08/15/62 144A	$1,750,000	$1,664,551
CIFC Funding, Ltd., Series 2022-3A, Class A
(Floating, CME Term SOFR 3M + 1.41%, 1.41% Floor), 2.65%, 04/21/35 144A †	1,250,000	1,214,589
Citigroup Mortgage Loan Trust, Series 2006-WF1, Class A1
(Step to 5.05% on 11/25/22), 5.03%, 03/25/36 STEP	2,148,075	1,122,686
CLI Funding VI LLC, Series 2020-3A, Class A
2.07%, 10/18/45 144A	77,333	67,394
CLI Funding VIII LLC, Series 2021-1A, Class A
1.64%, 02/18/46 144A	835,397	716,615
CLI Funding VIII LLC, Series 2022-1A, Class A1
2.72%, 01/18/47 144A	234,533	201,256
Credit Suisse European Mortgage Capital, Ltd., Series 2019-1OTF, Class A
(Floating, ICE LIBOR USD 3M + 2.90%), 5.68%, 08/09/24 144A †	945,000	924,579
CVS Pass-Through Trust
6.94%, 01/10/30	452,884	466,480
CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M1
(Floating, ICE LIBOR USD 1M + 0.75%, 0.75% Floor), 3.83%, 03/25/34†	72,689	70,565
CWHEQ Revolving Home Equity Loan Trust, Series 2005-F, Class 2A
(Floating, ICE LIBOR USD 1M + 0.24%, 0.24% Floor, 16.00% Cap), 3.06%, 12/15/35†	20,608	19,715
DB Master Finance LLC, Series 2019-1A, Class A23
4.35%, 05/20/49 144A	1,261,000	1,151,252
Domino's Pizza Master Issuer LLC, Series 2019-1A, Class A2
3.67%, 10/25/49 144A	1,317,225	1,139,641
Dryden 75 CLO, Ltd., Series 2019-75A, Class AR2
(Floating, ICE LIBOR USD 3M + 1.04%, 1.04% Floor), 3.55%, 04/15/34 144A †	250,000	238,869
Dryden 77 CLO, Ltd., Series 2020-77A, Class AR
(Floating, ICE LIBOR USD 3M + 1.12%, 1.12% Floor), 4.10%, 05/20/34 144A †	6,500,000	6,262,312

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Dryden 87 CLO, Ltd., Series 2021-87A, Class A1
(Floating, ICE LIBOR USD 3M + 1.10%, 1.10% Floor), 4.08%, 05/20/34 144A †	$480,000	$460,267
ECMC Group Student Loan Trust, Series 2017-1A, Class A
(Floating, ICE LIBOR USD 1M + 1.20%), 4.28%, 12/27/66 144A †	750,414	743,650
Elmwood CLO 19, Ltd., Series 2022-6A, Class B1
(Floating, CME Term SOFR 3M + 3.05%, 3.05% Floor), 6.61%, 10/17/34 144A †	1,000,000	999,568
Elmwood CLO IV, Ltd., Series 2020-1A, Class A
(Floating, ICE LIBOR USD 3M + 1.24%, 1.24% Floor), 3.75%, 04/15/33 144A †	2,550,000	2,478,509
Federal National Mortgage Association Grantor Trust, Series 2017-T1
2.90%, 06/25/27	99,422	92,530
Financial Asset Securities Corporation AAA Trust, Series 2005-1A, Class 1A3B
(Floating, ICE LIBOR USD 1M + 0.41%, 0.41% Floor), 3.52%, 02/27/35 144A †	317,085	292,849
FirstKey Homes Trust, Series 2020-SFR2, Class F3
3.37%, 10/19/37 144A	150,000	133,207
FirstKey Homes Trust, Series 2020-SFR2, Class G1
4.00%, 10/19/37 144A	250,000	225,394
FirstKey Homes Trust, Series 2020-SFR2, Class G2
4.50%, 10/19/37 144A	250,000	228,185
FORT CRE Issuer LLC, Series 2022-FL3, Class A
(Floating, U.S. 30-Day Average SOFR + 1.85%, 1.85% Floor), 4.13%, 02/23/39 144A †	1,000,000	961,329
Fortress Credit Bsl X, Ltd., Series 2021-1A, Class A
(Floating, ICE LIBOR USD 3M + 1.47%, 1.47% Floor), 4.18%, 04/20/33 144A †	2,190,000	2,111,457
Fortress Credit BSL XV, Ltd., Series 2022-2A, Class B
(Floating, CME Term SOFR 3M + 3.00%, 3.00% Floor), 6.45%, 10/18/33 144A †	1,250,000	1,250,125
FS Rialto Issuer LLC, Series 2022-FL5, Class AS
(Floating, CME Term SOFR 1M + 2.87%, 2.87% Floor), 5.89%, 06/19/37 144A †	1,800,000	1,774,035
FS Rialto Issuer LLC, Series 2022-FL5, Class B
(Floating, CME Term SOFR 1M + 3.37%, 3.37% Floor), 6.39%, 06/19/27 144A †	550,000	541,659
	Par	Value
FS Rialto Issuer LLC, Series 2022-FL6, Class AS
(Floating, CME Term SOFR 1M + 3.13%, 3.13% Floor), 6.15%, 08/17/37 144A †	$1,000,000	$989,603
FS Rialto Issuer LLC, Series 2022-FL6, Class B
(Floating, CME Term SOFR 1M + 3.63%, 3.63% Floor), 6.65%, 08/17/37 144A †	1,000,000	998,296
GLS Auto Receivables Issuer Trust, Series 2022-1A, Class A
1.98%, 08/15/25 144A	1,336,714	1,315,569
GM Financial Consumer Automobile Receivables Trust, Series 2022-2, Class A2
2.52%, 05/16/25	2,000,000	1,978,683
GoldenTree Loan Opportunities IX, Ltd., Series 2014-9A, Class AR2
(Floating, ICE LIBOR USD 3M + 1.11%, 1.11% Floor), 3.92%, 10/29/29 144A †	959,842	947,361
Golub Capital Partners CLO 16, Ltd., Series 2013-16A, Class A1R2
(Floating, ICE LIBOR USD 3M + 1.61%, 1.61% Floor), 4.39%, 07/25/33 144A †	2,450,000	2,344,856
Golub Capital Partners CLO 25M, Ltd., Series 2015-25A, Class AR
(Floating, ICE LIBOR USD 3M + 1.38%, 1.38% Floor), 4.21%, 05/05/30 144A †	497,726	491,621
Golub Capital Partners CLO 36M, Ltd., Series 2018-36A, Class A
(Floating, ICE LIBOR USD 3M + 1.30%), 4.13%, 02/05/31 144A †	2,500,000	2,464,820
Golub Capital Partners CLO 45M, Ltd., Series 2019-45A, Class A
(Floating, ICE LIBOR USD 3M + 1.72%, 1.72% Floor), 4.43%, 10/20/31 144A †	250,000	246,444
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A
2.10%, 05/20/48 144A	2,019,474	1,655,878
GoodLeap Sustainable Home Solutions Trust, Series 2022-2CS, Class A
4.00%, 04/20/49 144A	1,931,761	1,808,104
Greywolf CLO V, Ltd., Series 2015-1A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.16%, 1.16% Floor), 3.94%, 01/27/31 144A †	500,000	490,060
Hardee's Funding LLC, Series 2018-1A, Class A2II
4.96%, 06/20/48 144A	1,440,000	1,354,030
Higher Education Funding I, Series 2014-1, Class A
(Floating, ICE LIBOR USD 3M + 1.05%), 4.05%, 05/25/34 144A †	228,243	228,022

	Par	Value
Hildene Community Funding CDO, Ltd., Series 2015-1A, Class ARR
2.60%, 11/01/35 144A	$750,000	$692,065
Hotwire Funding LLC, Series 2021-1, Class A2
2.31%, 11/20/51 144A	1,350,000	1,158,693
HPS Loan Management, Ltd., Series 2021-16A, Class A1
(Floating, ICE LIBOR USD 3M + 1.14%, 1.14% Floor), 3.92%, 01/23/35 144A †	640,000	613,888
ICG U.S. CLO, Ltd., Series 2017-1A, Class ARR
(Floating, ICE LIBOR USD 3M + 1.17%, 1.17% Floor), 3.96%, 07/28/34 144A †	1,500,000	1,424,540
InStar Leasing III LLC, Series 2021-1A, Class A
2.30%, 02/15/54 144A	928,612	790,700
J.G. Wentworth XXXVIII LLC, Series 2017-1A, Class A
3.99%, 08/16/60 144A	190,438	168,606
Jersey Mike's Funding, Series 2019-1A, Class A2
4.43%, 02/15/50 144A	49,625	45,155
Jersey Mike's Funding, Series 2021-1A, Class A2I
2.89%, 02/15/52 144A	348,250	298,053
JetBlue Pass-Through Trust, Series 2019-1, Class AA
2.75%, 05/15/32	1,869,555	1,538,175
JG Wentworth XXXV LLC, Series 2015-2A, Class A
3.87%, 03/15/58 144A	68,752	61,441
KKR CLO, Ltd., Series 16, Class A2R2
(Floating, ICE LIBOR USD 3M + 1.75%, 1.75% Floor), 4.46%, 10/20/34 144A †	2,500,000	2,335,260
KKR CLO, Ltd., Series 32A, Class A1
(Floating, ICE LIBOR USD 3M + 1.32%, 1.32% Floor), 3.83%, 01/15/32 144A †	340,000	333,696
LCCM Trust, Series 2021-FL2, Class A
(Floating, ICE LIBOR USD 1M + 1.20%, 1.20% Floor), 4.02%, 12/13/38 144A †	750,000	735,355
LCM XVIII LP, Series 19A, Class AR
(Floating, ICE LIBOR USD 3M + 1.24%, 1.24% Floor), 3.75%, 07/15/27 144A †	72,389	71,655
Lendmark Funding Trust, Series 2021-1A, Class A
1.90%, 11/20/31 144A	2,200,000	1,852,624
LL ABS Trust, Series 2022-1A, Class A
3.76%, 11/15/29 144A	1,479,022	1,451,672
LoanCore Issuer, Ltd., Series 2019-CRE2, Class C
(Floating, ICE LIBOR USD 1M + 2.00%, 2.00% Floor), 4.82%, 05/15/36 144A †	250,000	244,323
	Par	Value
LoanCore Issuer, Ltd., Series 2021-CRE5, Class AS
(Floating, ICE LIBOR USD 1M + 1.75%, 1.75% Floor), 4.57%, 07/15/36 144A †	$1,100,000	$1,052,944
Magnetite VIII, Ltd., Series 2014-8A, Class CR2
(Floating, ICE LIBOR USD 3M + 1.85%, 1.85% Floor), 4.36%, 04/15/31 144A †	500,000	468,820
MAPS Trust, Series 2021-1A, Class A
2.52%, 06/15/46 144A	451,900	371,537
Mariner Finance Issuance Trust, Series 2021-AA, Class A
1.86%, 03/20/36 144A	2,200,000	1,848,142
MF1, Ltd., Series 2021-FL6, Class A
(Floating, ICE LIBOR USD 1M + 1.10%, 1.10% Floor), 4.04%, 07/16/36 144A †	900,000	873,745
MF1, Ltd., Series 2022-FL10, Class C
(Floating, CME Term SOFR 1M + 4.48%, 4.48% Floor), 7.51%, 09/17/37 144A †	1,250,000	1,235,118
Mississippi Higher Education Assistance Corporation, Series 2014-1, Class A1
(Floating, ICE LIBOR USD 1M + 0.68%, 0.68% Floor), 3.76%, 10/25/35†	296,450	291,921
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-NC3, Class A2C
(Floating, ICE LIBOR USD 1M + 0.19%, 0.19% Floor), 3.27%, 05/25/37†	1,476,820	1,137,115
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A3
(Floating, ICE LIBOR USD 1M + 0.15%, 0.15% Floor), 3.23%, 11/25/36†	4,948,104	1,831,544
Mosaic Solar Loan Trust, Series 2021-1A, Class D
3.71%, 12/20/46 144A	333,392	294,544
Mosaic Solar Loan Trust, Series 2022-1A, Class A
2.64%, 01/20/53 144A	1,952,818	1,702,393
Nationstar Home Equity Loan Trust, Series 2007-C, Class 1AV1
(Floating, ICE LIBOR USD 1M + 0.18%, 0.18% Floor), 3.26%, 06/25/37†	2,344,802	2,277,840
Navient Private Education Loan Trust, Series 2015-BA, Class A3
(Floating, ICE LIBOR USD 1M + 1.45%), 4.27%, 07/16/40 144A †	1,900,913	1,888,844
Navient Student Loan Trust, Series 2016-6A, Class A3
(Floating, ICE LIBOR USD 1M + 1.30%), 4.38%, 03/25/66 144A †	2,176,000	2,168,865

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Navient Student Loan Trust, Series 2020-1A, Class A1B
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 4.13%, 06/25/69 144A †	$1,821,949	$1,810,228
Nelnet Student Loan Trust, Series 2021-A, Class A2
(Floating, ICE LIBOR USD 1M + 1.03%), 4.02%, 04/20/62 144A †	111,000	105,827
Neuberger Berman Loan Advisers CLO, Ltd., Series 2018-29A, Class A1
(Floating, ICE LIBOR USD 3M + 1.13%, 1.13% Floor), 3.87%, 10/19/31 144A †	750,000	729,559
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A1
1.85%, 11/20/50 144A	658,259	579,986
Octagon Investment Partners 36, Ltd., Series 2018-1A, Class A1
(Floating, ICE LIBOR USD 3M + 0.97%), 3.48%, 04/15/31 144A †	700,000	684,093
Octagon Investment Partners XXI, Ltd., Series 2014-1A, Class AAR3
(Floating, ICE LIBOR USD 3M + 1.00%, 1.00% Floor), 3.91%, 02/14/31 144A †	530,000	516,632
Option One Mortgage Loan Trust, Series 2007-5, Class 2A4
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor), 3.38%, 05/25/37†	1,733,363	993,710
Owl Rock CLO III, Ltd., Series 2020-3A, Class A1L
(Floating, ICE LIBOR USD 3M + 1.80%), 4.51%, 04/20/32 144A †	600,000	584,133
Palmer Square Loan Funding, Ltd., Series 2022-2A, Class A2
(Floating, CME Term SOFR 3M + 1.90%, 1.90% Floor), 2.99%, 10/15/30 144A †	1,000,000	964,684
Palmer Square Loan Funding, Ltd., Series 2022-5A, Class A2
(Floating, CME Term SOFR 3M + 2.65%, 2.65% Floor), 5.17%, 01/15/31 144A †	1,500,000	1,484,830
PHEAA Student Loan Trust, Series 2012-1A, Class A1
(Floating, ICE LIBOR USD 1M + 0.55%), 3.63%, 05/25/57 144A †	343,528	338,155
PHEAA Student Loan Trust, Series 2016-1A, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 4.23%, 09/25/65 144A †	321,626	318,709
PHEAA Student Loan Trust, Series 2016-2A, Class A
(Floating, ICE LIBOR USD 1M + 0.95%), 4.03%, 11/25/65 144A †	292,066	290,170
	Par	Value
Point Au Roche Park CLO, Ltd., Series 2021-1A, Class A
(Floating, ICE LIBOR USD 3M + 1.08%, 1.08% Floor), 3.79%, 07/20/34 144A †	$1,170,000	$1,119,669
Progress Residential Trust, Series 2022-SFR5, Class C
5.19%, 06/17/39 144A	1,000,000	945,574
Recette CLO, Ltd., Series 2015-1A, Class ARR
(Floating, ICE LIBOR USD 3M + 1.08%), 3.79%, 04/20/34 144A †	340,000	324,676
REESE PARK CLO, Ltd., Series 2020-1A, Class AR
(Floating, ICE LIBOR USD 3M + 1.13%, 1.13% Floor), 3.64%, 10/15/34 144A †	1,350,000	1,292,752
Saxon Asset Securities Trust, Series 2004-1, Class M1
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor, 10.28% Cap), 2.02%, 03/25/35†	82,526	80,030
SBA Small Business Investment Cos., Series 2018-10B, Class 1
3.55%, 09/10/28	86,705	81,594
Secured Tenant Site Contract Revenue Notes, Series 2018-1A, Class C
3.97%, 06/15/48 144A	1,009,442	989,601
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR2, Class A1
(Floating, ICE LIBOR USD 1M + 0.18%, 0.18% Floor), 3.26%, 02/25/37 144A †	2,129,189	1,784,486
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2
3.88%, 10/25/49 144A	1,312,875	1,165,938
Shackleton CLO, Ltd., Series 2019-14A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.20%, 1.20% Floor), 3.91%, 07/20/34 144A †	4,200,000	4,031,446
Sierra Timeshare Receivables Funding LLC, Series 2021-2A, Class A
1.35%, 09/20/38 144A	315,864	293,680
Slam, Ltd., Series 2021-1A, Class A
2.43%, 06/15/46 144A	1,382,850	1,137,274
SLC Student Loan Trust, Series 2005-3, Class A3
(Floating, ICE LIBOR USD 3M + 0.12%), 3.41%, 06/15/29†	75,150	74,877
SLM Student Loan Trust, Series 2005-4, Class A3
(Floating, ICE LIBOR USD 3M + 0.12%), 2.90%, 01/25/27†	20,481	20,429
SLM Student Loan Trust, Series 2005-5, Class A4
(Floating, ICE LIBOR USD 3M + 0.14%, 0.14% Floor), 2.92%, 10/25/28†	200,402	198,857

	Par	Value
SMB Private Education Loan Trust, Series 2020-BA, Class A1A
1.29%, 07/15/53 144A	$338,134	$303,137
SMB Private Education Loan Trust, Series 2021-A, Class A2B
1.59%, 01/15/53 144A	1,419,931	1,238,608
SMB Private Education Loan Trust, Series 2021-A, Class B
2.31%, 01/15/53 144A	660,000	578,782
SMB Private Education Loan Trust, Series 2021-C, Class B
2.30%, 01/15/53 144A	580,000	498,821
Sonic Capital LLC, Series 2020-1A, Class A2I
3.85%, 01/20/50 144A	1,292,500	1,177,227
Sound Point CLO XX, Ltd., Series 2018-2A, Class A
(Floating, ICE LIBOR USD 3M + 1.10%), 3.87%, 07/26/31 144A †	500,000	483,910
Soundview Home Loan Trust, Series 2007-OPT1, Class 2A4
(Floating, ICE LIBOR USD 1M + 0.28%, 0.28% Floor), 3.36%, 06/25/37†	1,681,947	1,209,202
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A
4.10%, 04/01/28	953,493	826,810
Stonepeak, Series 2021-1A, Class AA
2.30%, 02/28/33 144A	1,994,032	1,772,413
Structured Asset Investment Loan Trust, Series 2005-1, Class M3
(Floating, ICE LIBOR USD 1M + 0.78%, 0.78% Floor), 3.86%, 02/25/35 144A †	2,191,537	2,131,268
Structured Asset Securities Corporation Mortgage Loan Trust, Series 2007-BC4, Class A1
(Floating, ICE LIBOR USD 1M + 0.63%, 0.63% Floor), 3.71%, 11/25/37†	2,645,590	2,575,955
STWD, Ltd., Series 2022-FL3, Class E
(Floating, U.S. 30-Day Average SOFR + 3.25%, 3.25% Floor), 5.54%, 11/15/38 144A †	1,210,000	1,114,077
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A
2.27%, 01/30/57 144A	2,218,595	1,714,645
Taco Bell Funding LLC, Series 2018-1, Class A2II
4.94%, 11/25/48 144A	1,251,250	1,163,915
TIF Funding II LLC, Series 2021-1A, Class A
1.65%, 02/20/46 144A	1,306,250	1,083,376
Triton Container Finance VIII LLC, Series 2021-1A, Class A
1.86%, 03/20/46 144A	1,256,400	1,057,026
Trysail CLO, Ltd., Series 2021-1A, Class A1
(Floating, ICE LIBOR USD 3M + 1.32%, 1.32% Floor), 4.03%, 07/20/32 144A †	2,900,000	2,795,556
	Par	Value
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A
4.20%, 03/15/27 144A	$886,537	$761,417
United Airlines Pass-Through Trust, Series 2016-2, Class A
3.10%, 10/07/28	609,697	471,960
United Airlines Pass-Through Trust, Series 2016-2, Class AA
2.88%, 10/07/28	609,697	528,397
United Airlines Pass-Through Trust, Series 2020-1, Class A
5.88%, 10/15/27	1,800,948	1,739,927
United States Small Business Administration, Series 2019-20D, Class 1
2.98%, 04/01/39	98,182	90,893
United States Small Business Administration, Series 2019-25G, Class 1
2.69%, 07/01/44	165,422	143,848
Venture 39 CLO, Ltd., Series 2020-39A, Class A1
(Floating, ICE LIBOR USD 3M + 1.28%, 1.28% Floor), 3.79%, 04/15/33 144A †	2,525,000	2,435,887
Voya CLO, Ltd., Series 2016-3A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.19%), 3.93%, 10/18/31 144A †	500,000	487,166
Voya CLO, Ltd., Series 2017-3A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.04%), 3.75%, 04/20/34 144A †	490,000	465,867
Voya CLO, Ltd., Series 2018-3A, Class A1A
(Floating, ICE LIBOR USD 3M + 1.15%, 1.15% Floor), 3.66%, 10/15/31 144A †	1,250,000	1,213,437
Voya CLO, Ltd., Series 2019-1A, Class AR
(Floating, ICE LIBOR USD 3M + 1.06%, 1.06% Floor), 3.57%, 04/15/31 144A †	1,700,000	1,664,602
Voya CLO, Ltd., Series 2022-2A, Class B
(Floating, CME Term SOFR 3M + 2.95%, 2.95% Floor), 5.47%, 07/20/34 144A †	1,500,000	1,499,850
Voya CLO, Series 2017-2A, Class A2AR
(Floating, ICE LIBOR USD 3M + 1.65%, 1.65% Floor), 4.16%, 06/07/30 144A †	500,000	481,000
WAVE LLC, Series 2019-1, Class A
3.60%, 09/15/44 144A	208,150	165,701
Wellfleet CLO X, Ltd., Series 2019-XA, Class A1R
(Floating, ICE LIBOR USD 3M + 1.17%), 3.88%, 07/20/32 144A †	6,900,000	6,670,668

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Wellfleet CLO, Ltd., Series 2022-2A, Class B
(Floating, CME Term SOFR 3M + 3.15%, 3.15% Floor), 6.76%, 10/18/35 144A †	$1,250,000	$1,249,804
Whitebox CLO II, Ltd., Series 2020-2A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.22%, 1.22% Floor), 4.00%, 10/24/34 144A †	650,000	623,879
Whitebox CLO III, Ltd., Series 2021-3A, Class A1
(Floating, ICE LIBOR USD 3M + 1.22%, 1.22% Floor), 3.73%, 10/15/34 144A †	780,000	748,725
Whitehorse XII, Ltd., Series 2018-12A, Class D
(Floating, ICE LIBOR USD 3M + 3.65%, 3.65% Floor), 6.16%, 10/15/31 144A †	750,000	653,988
Wingstop Funding LLC, Series 2020-1A, Class A2
2.84%, 12/05/50 144A	1,389,500	1,186,530
Total Asset-Backed Securities (Cost $187,607,931)		178,540,901
COMMERCIAL PAPER — 1.4%
Bank of Montreal
3.89%, 07/12/23Ω	936,000	903,389
Dexia Credit Local SA
2.96%, 10/20/22Ω	500,000	499,195
Federation des Caisses Desjardins du Quebec
2.36%, 10/06/22Ω	3,066,000	3,064,490
Ionic Capital III Trust
3.11%, 11/02/22Ω	4,077,000	4,065,584
Liberty Street Funding LLC
2.51%, 10/12/22Ω	5,088,000	5,082,780
National Bank of Canada
2.36%, 10/05/22Ω	3,000,000	2,998,725
Royal Bank of Canada
(Floating, U.S. Federal Funds + 0.43%), 3.51%, 12/23/22 144A †	2,174,000	2,174,918
TELUS Corporation
3.71%, 12/19/22Ω	3,130,000	3,102,352
Verizon Communications, Inc.
3.55%, 11/08/22Ω	4,828,000	4,810,163
Total Commercial Paper (Cost $26,709,430)		26,701,596
CORPORATE BONDS — 26.9%
3M Co.
3.05%, 04/15/30Δ	50,000	42,573
4.00%, 09/14/48Δ	75,000	58,808
3.70%, 04/15/50Δ	570,000	416,026
7-Eleven, Inc.
1.30%, 02/10/28 144A Δ	725,000	584,848
Abbott Laboratories
4.75%, 11/30/36	170,000	166,160
4.90%, 11/30/46	390,000	374,872
	Par	Value
Acuity Brands Lighting, Inc.
2.15%, 12/15/30	$750,000	$555,864
Adobe, Inc.
2.30%, 02/01/30	650,000	540,967
Adventist Health System
2.95%, 03/01/29	160,000	139,848
Aetna, Inc.
2.80%, 06/15/23	50,000	49,373
Air Lease Corporation
3.38%, 07/01/25	1,180,000	1,100,550
2.88%, 01/15/26	950,000	851,316
3.75%, 06/01/26	875,000	800,882
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.15%), 4.13%, 12/15/26ρ Δ ^	600,000	413,231
3.25%, 10/01/29	45,000	36,680
3.00%, 02/01/30	40,000	31,725
Alexandria Real Estate Equities, Inc. REIT
2.75%, 12/15/29	1,400,000	1,160,157
3.38%, 08/15/31	325,000	273,102
Allegion U.S. Holding Co., Inc.
3.20%, 10/01/24	400,000	382,587
Alliant Energy Finance LLC
3.75%, 06/15/23 144A	1,375,000	1,358,055
4.25%, 06/15/28 144A	75,000	69,254
Allied Universal Holdco LLC
6.63%, 07/15/26 144A	10,000	8,931
Ally Financial, Inc.
1.45%, 10/02/23	250,000	241,467
Alphabet, Inc.
0.45%, 08/15/25	60,000	53,855
0.80%, 08/15/27Δ	130,000	109,816
1.10%, 08/15/30	150,000	116,204
1.90%, 08/15/40	140,000	90,102
2.05%, 08/15/50Δ	90,000	53,155
Amazon.com, Inc.
3.30%, 04/13/27	100,000	94,538
1.20%, 06/03/27	60,000	51,315
3.45%, 04/13/29Δ	220,000	203,553
1.50%, 06/03/30	190,000	150,101
2.10%, 05/12/31	170,000	138,145
3.60%, 04/13/32Δ	850,000	773,730
4.80%, 12/05/34	125,000	123,556
3.88%, 08/22/37	1,950,000	1,698,370
4.95%, 12/05/44	220,000	210,816
4.05%, 08/22/47	290,000	245,462
2.50%, 06/03/50	310,000	194,504
4.25%, 08/22/57	160,000	133,705
Amdocs, Ltd.
2.54%, 06/15/30	1,754,000	1,399,586
American Equity Investment Life Holding Co.
5.00%, 06/15/27	1,250,000	1,187,862
American Express Co.
3.38%, 05/03/24	210,000	204,887
2.50%, 07/30/24	995,000	953,793

	Par	Value
4.05%, 05/03/29	$540,000	$497,555
American Homes 4 Rent LP REIT
4.90%, 02/15/29	309,000	290,096
2.38%, 07/15/31	205,000	154,873
American Honda Finance Corporation
2.25%, 01/12/29	35,000	29,460
American International Group, Inc.
2.50%, 06/30/25	150,000	140,093
3.40%, 06/30/30	250,000	217,945
3.88%, 01/15/35	35,000	29,506
American National Group, Inc.
6.14%, 06/13/32 144A	600,000	560,126
American Tower Corporation REIT
3.38%, 05/15/24	825,000	803,848
3.38%, 10/15/26	1,500,000	1,372,572
American Transmission Systems, Inc.
2.65%, 01/15/32 144A	260,000	204,499
Americo Life, Inc.
3.45%, 04/15/31 144A	1,450,000	1,091,506
Amgen, Inc.
3.63%, 05/22/24	50,000	49,159
4.66%, 06/15/51	34,000	28,684
Amsted Industries, Inc.
4.63%, 05/15/30 144A	200,000	166,498
Appalachian Power Co.
2.70%, 04/01/31	2,200,000	1,761,319
Apple, Inc.
1.13%, 05/11/25	630,000	578,554
2.45%, 08/04/26	955,000	881,450
1.20%, 02/08/28	40,000	33,525
4.50%, 02/23/36	60,000	58,218
2.40%, 08/20/50	55,000	34,301
Arch Capital Finance LLC
4.01%, 12/15/26	600,000	574,248
Arch Capital Group, Ltd.
7.35%, 05/01/34	175,000	193,809
Archer-Daniels-Midland Co.
3.25%, 03/27/30	150,000	134,056
Ares Finance Co. II LLC
3.25%, 06/15/30 144A	1,800,000	1,475,442
Arrow Electronics, Inc.
4.50%, 03/01/23	1,200,000	1,198,194
Ashtead Capital, Inc.
1.50%, 08/12/26 144A	350,000	293,864
Assured Guaranty U.S. Holdings, Inc.
3.15%, 06/15/31	600,000	486,260
AT&T, Inc.
2.30%, 06/01/27	430,000	376,459
1.65%, 02/01/28	540,000	444,500
2.75%, 06/01/31	175,000	140,367
2.25%, 02/01/32	275,000	208,266
2.55%, 12/01/33	2,294,000	1,700,563
4.90%, 08/15/37	200,000	177,758
5.35%, 09/01/40	80,000	72,398
3.50%, 06/01/41	400,000	288,949
5.55%, 08/15/41	40,000	37,239
4.35%, 06/15/45	94,000	72,903
	Par	Value
5.15%, 11/15/46	$125,000	$109,428
4.50%, 03/09/48	197,000	156,049
3.65%, 06/01/51	725,000	491,775
3.30%, 02/01/52Δ	80,000	51,783
3.50%, 09/15/53	2,143,000	1,431,464
3.55%, 09/15/55	301,000	198,345
3.80%, 12/01/57	90,000	60,986
3.65%, 09/15/59	127,000	82,549
Atkore, Inc.
4.25%, 06/01/31 144A	150,000	120,163
AutoNation, Inc.
4.50%, 10/01/25	400,000	387,593
1.95%, 08/01/28Δ	150,000	118,120
4.75%, 06/01/30	225,000	198,158
Avangrid, Inc.
3.20%, 04/15/25	275,000	260,361
Aviation Capital Group LLC
5.50%, 12/15/24 144A	2,000,000	1,938,037
1.95%, 01/30/26 144A	400,000	336,124
Baker Hughes Holdings LLC
4.49%, 05/01/30	35,000	32,340
Ball Corporation
3.13%, 09/15/31Δ	280,000	211,660
Bank of America Corporation
3.30%, 01/11/23	120,000	119,721
(Variable, ICE LIBOR USD 3M + 0.79%), 3.00%, 12/20/23^	329,000	327,293
(Variable, ICE LIBOR USD 3M + 0.78%), 3.55%, 03/05/24^	530,000	525,955
4.00%, 04/01/24	420,000	415,400
(Floating, ICE LIBOR USD 3M + 0.96%), 3.74%, 07/23/24†	900,000	901,083
(Variable, ICE LIBOR USD 3M + 0.94%), 3.86%, 07/23/24^	225,000	222,013
4.20%, 08/26/24	905,000	890,946
(Variable, ICE LIBOR USD 3M + 3.71%), 6.25%, 09/05/24ρ ^	300,000	290,625
(Variable, ICE LIBOR USD 3M + 4.17%), 6.50%, 10/23/24ρ ^	150,000	147,556
4.00%, 01/22/25	440,000	426,254
(Variable, ICE LIBOR USD 3M + 1.09%), 3.09%, 10/01/25^	2,235,000	2,124,355
4.45%, 03/03/26	420,000	405,134
3.50%, 04/19/26	600,000	564,235
(Variable, U.S. SOFR + 1.15%), 1.32%, 06/19/26^	60,000	53,310
4.25%, 10/22/26	480,000	456,556
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.76%), 4.38%, 01/27/27ρ ^	700,000	563,500
3.25%, 10/21/27	875,000	785,289
4.18%, 11/25/27	950,000	881,410
(Variable, ICE LIBOR USD 3M + 1.58%), 3.82%, 01/20/28^	65,000	59,882
(Variable, ICE LIBOR USD 3M + 1.37%), 3.59%, 07/21/28^	860,000	777,563
(Variable, ICE LIBOR USD 3M + 1.04%), 3.42%, 12/20/28^	368,000	327,232

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Variable, ICE LIBOR USD 3M + 1.07%), 3.97%, 03/05/29^	$1,190,000	$1,078,246
(Variable, ICE LIBOR USD 3M + 1.31%), 4.27%, 07/23/29^	525,000	479,471
(Variable, ICE LIBOR USD 3M + 1.19%), 2.88%, 10/22/30^	500,000	410,557
(Variable, ICE LIBOR USD 3M + 0.99%), 2.50%, 02/13/31^	75,000	59,264
(Variable, U.S. SOFR + 2.15%), 2.59%, 04/29/31^	1,010,000	802,006
(Variable, U.S. SOFR + 1.53%), 1.90%, 07/23/31^	1,150,000	858,265
(Variable, U.S. SOFR + 1.22%), 2.30%, 07/21/32^	755,000	565,208
(Variable, U.S. SOFR + 1.21%), 2.57%, 10/20/32^	1,550,000	1,187,177
(Variable, U.S. SOFR + 1.33%), 2.97%, 02/04/33^	1,285,000	1,006,151
(Variable, U.S. SOFR + 1.83%), 4.57%, 04/27/33^	1,065,000	955,338
(Variable, U.S. SOFR + 2.16%), 5.02%, 07/22/33^	600,000	557,391
6.11%, 01/29/37	500,000	482,343
5.00%, 01/21/44	790,000	684,930
(Variable, ICE LIBOR USD 3M + 1.19%), 3.95%, 01/23/49^	270,000	200,802
(Variable, ICE LIBOR USD 3M + 1.52%), 4.33%, 03/15/50^	170,000	134,467
(Variable, ICE LIBOR USD 3M + 3.15%), 4.08%, 03/20/51^	670,000	506,739
(Variable, U.S. SOFR + 1.88%), 2.83%, 10/24/51Δ ^	320,000	191,225
Bank of New York Mellon Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.63%), 3.75%, 12/20/26ρ ^	700,000	542,500
Banner Health
2.34%, 01/01/30	865,000	719,296
Barrick North America Finance LLC
5.70%, 05/30/41	150,000	142,813
Baxter International, Inc.
1.92%, 02/01/27	1,075,000	936,876
Baylor Scott & White Holdings
1.78%, 11/15/30	305,000	234,416
Becton, Dickinson and Co.
3.36%, 06/06/24	377,000	366,647
3.73%, 12/15/24	47,000	45,434
2.82%, 05/20/30Δ	650,000	544,892
4.69%, 12/15/44	83,000	71,139
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	725,000	658,573
3.70%, 07/15/30	400,000	360,395
Berkshire Hathaway Finance Corporation
1.85%, 03/12/30Δ	725,000	581,398
4.25%, 01/15/49	350,000	292,098
Berry Global, Inc.
1.57%, 01/15/26	2,475,000	2,160,415
Biogen, Inc.
3.15%, 05/01/50Δ	45,000	29,119
	Par	Value
Bio-Rad Laboratories, Inc.
3.70%, 03/15/32	$250,000	$211,159
Black Hills Corporation
2.50%, 06/15/30	490,000	386,344
BlackRock, Inc.
2.40%, 04/30/30	70,000	57,946
Block Financial LLC
3.88%, 08/15/30	1,600,000	1,368,590
Boardwalk Pipelines LP
3.60%, 09/01/32	700,000	554,574
Boeing Co. (The)
1.43%, 02/04/24	920,000	874,490
4.88%, 05/01/25	450,000	439,523
2.20%, 02/04/26	165,000	146,575
2.70%, 02/01/27	70,000	60,808
5.04%, 05/01/27	1,250,000	1,205,892
3.20%, 03/01/29	25,000	20,906
5.15%, 05/01/30	2,020,000	1,870,971
3.25%, 02/01/35	1,615,000	1,143,196
6.63%, 02/15/38	210,000	201,111
3.55%, 03/01/38	70,000	48,073
5.71%, 05/01/40	70,000	61,318
3.85%, 11/01/48	25,000	16,250
5.81%, 05/01/50	480,000	418,193
5.93%, 05/01/60	100,000	85,880
BorgWarner, Inc.
5.00%, 10/01/25 144A	60,000	58,914
Boston Properties LP REIT
4.50%, 12/01/28	900,000	829,372
2.55%, 04/01/32Δ	1,100,000	812,839
BP Capital Markets America, Inc.
3.12%, 05/04/26	510,000	477,404
3.54%, 04/06/27	50,000	46,788
4.23%, 11/06/28	180,000	169,177
3.63%, 04/06/30	270,000	242,846
3.00%, 02/24/50	550,000	358,339
Broadcom, Inc.
2.45%, 02/15/31 144A	2,000,000	1,510,078
4.15%, 04/15/32 144A Δ	710,000	595,303
4.30%, 11/15/32Δ	2,000,000	1,682,839
3.42%, 04/15/33 144A	900,000	688,587
3.47%, 04/15/34 144A Δ	2,090,000	1,571,854
3.14%, 11/15/35 144A	2,333,000	1,639,642
3.19%, 11/15/36 144A	28,000	19,211
3.50%, 02/15/41 144A	325,000	219,915
Brooklyn Union Gas Co. (The)
4.87%, 08/05/32 144A	1,250,000	1,145,863
Brunswick Corporation
2.40%, 08/18/31	85,000	59,174
Builders FirstSource, Inc.
4.25%, 02/01/32 144A	20,000	15,386
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	70,000	45,902
Calpine Corporation
4.50%, 02/15/28 144A	495,000	437,174
Camden Property Trust REIT
3.15%, 07/01/29	65,000	56,823

	Par	Value
Cameron LNG LLC
2.90%, 07/15/31 144A	$70,000	$57,772
3.30%, 01/15/35 144A	460,000	362,908
Capital One Financial Corporation
3.50%, 06/15/23	325,000	322,888
3.30%, 10/30/24Δ	345,000	332,677
(Variable, U.S. SOFR + 2.06%), 4.93%, 05/10/28^	60,000	57,223
(Variable, U.S. SOFR + 2.60%), 5.25%, 07/26/30^	1,200,000	1,118,709
Cargill, Inc.
2.13%, 04/23/30 144A	65,000	52,748
Carrier Global Corporation
2.49%, 02/15/27Δ	550,000	488,302
2.72%, 02/15/30	650,000	537,176
3.58%, 04/05/50	20,000	13,883
CCO Holdings LLC
4.75%, 02/01/32 144A	770,000	600,927
4.50%, 05/01/32	10,000	7,645
4.50%, 06/01/33 144A	980,000	726,298
CDW LLC
3.25%, 02/15/29	70,000	56,938
3.57%, 12/01/31	700,000	546,313
CenterPoint Energy Resources Corporation
(Floating, ICE LIBOR USD 3M + 0.50%), 3.60%, 03/02/23†	1,208,000	1,205,308
CenterPoint Energy, Inc.
4.25%, 11/01/28	206,000	188,383
Central Parent, Inc.
7.25%, 06/15/29 144A	600,000	571,680
CH Robinson Worldwide, Inc.
4.20%, 04/15/28	1,500,000	1,397,703
Charles Schwab Corporation (The)
3.25%, 05/22/29	10,000	8,982
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 3.08%), 4.00%, 12/01/30ρ ^	1,000,000	735,833
Charter Communications Operating LLC
4.91%, 07/23/25	2,020,000	1,971,597
4.20%, 03/15/28	510,000	458,718
2.25%, 01/15/29	2,300,000	1,803,617
5.05%, 03/30/29	495,000	456,241
2.80%, 04/01/31	750,000	568,211
4.40%, 04/01/33Δ	350,000	290,420
6.38%, 10/23/35	535,000	491,788
5.38%, 04/01/38	480,000	389,989
3.50%, 03/01/42	120,000	76,415
6.48%, 10/23/45	90,000	79,555
5.38%, 05/01/47	30,000	23,283
5.13%, 07/01/49	120,000	88,265
4.80%, 03/01/50	140,000	101,357
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	750,000	542,561
Cheniere Energy Partners LP
4.00%, 03/01/31	170,000	142,883
	Par	Value
3.25%, 01/31/32	$80,000	$61,590
Chevron Corporation
1.55%, 05/11/25	190,000	175,762
2.00%, 05/11/27	100,000	88,744
Chevron U.S.A., Inc.
1.02%, 08/12/27	55,000	46,063
3.85%, 01/15/28	550,000	523,196
Choice Hotels International, Inc.
3.70%, 12/01/29	1,500,000	1,266,273
Chubb INA Holdings, Inc.
3.35%, 05/03/26	120,000	113,533
Ciena Corporation
4.00%, 01/31/30 144A	400,000	334,554
Cigna Corporation
3.75%, 07/15/23	293,000	290,970
4.13%, 11/15/25	60,000	58,339
4.50%, 02/25/26	25,000	24,429
4.38%, 10/15/28	570,000	538,796
2.40%, 03/15/30Δ	550,000	448,724
4.80%, 08/15/38	1,030,000	915,436
3.20%, 03/15/40	675,000	486,686
4.90%, 12/15/48	1,350,000	1,169,069
Cintas Corporation No. 2
3.70%, 04/01/27	190,000	180,347
4.00%, 05/01/32	140,000	128,739
Cisco Systems, Inc.
5.50%, 01/15/40	75,000	74,809
Citigroup, Inc.
(Variable, ICE LIBOR USD 3M + 4.07%), 5.95%, 01/30/23ρ ^	170,000	168,405
3.50%, 05/15/23	220,000	218,511
(Variable, U.S. SOFR + 1.67%), 1.68%, 05/15/24^	290,000	283,861
(Variable, ICE LIBOR USD 3M + 3.91%), 5.95%, 05/15/25ρ ^	350,000	317,204
4.40%, 06/10/25	100,000	97,311
5.50%, 09/13/25	490,000	489,751
(Variable, U.S. SOFR + 2.84%), 3.11%, 04/08/26^	190,000	178,217
3.40%, 05/01/26	1,250,000	1,166,760
(Variable, ICE LIBOR USD 3M + 4.52%), 6.25%, 08/15/26ρ Δ ^	150,000	143,850
4.30%, 11/20/26	575,000	544,849
4.45%, 09/29/27	1,230,000	1,140,508
(Variable, U.S. SOFR + 1.28%), 3.07%, 02/24/28^	2,000,000	1,784,820
(Variable, U.S. SOFR + 1.89%), 4.66%, 05/24/28Δ ^	230,000	218,763
(Variable, ICE LIBOR USD 3M + 1.39%), 3.67%, 07/24/28^	150,000	135,229
4.13%, 07/25/28Δ	1,475,000	1,333,211
(Variable, U.S. SOFR + 3.91%), 4.41%, 03/31/31^	710,000	638,000
(Variable, U.S. SOFR + 2.11%), 2.57%, 06/03/31^	790,000	622,491
6.63%, 06/15/32	50,000	50,650
(Variable, U.S. SOFR + 1.18%), 2.52%, 11/03/32^	860,000	653,050

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Variable, U.S. SOFR + 1.94%), 3.79%, 03/17/33^	$540,000	$453,359
(Variable, U.S. SOFR + 2.09%), 4.91%, 05/24/33Δ ^	580,000	534,429
8.13%, 07/15/39	260,000	308,033
6.68%, 09/13/43	10,000	10,218
5.30%, 05/06/44	24,000	20,989
4.65%, 07/30/45	294,000	238,139
4.75%, 05/18/46	40,000	31,998
4.65%, 07/23/48	160,000	130,548
Citizens Bank NA
(Variable, U.S. SOFR + 2.00%), 4.58%, 08/09/28^	1,250,000	1,191,814
Citizens Financial Group, Inc.
2.85%, 07/27/26	65,000	59,610
CME Group, Inc.
2.65%, 03/15/32	55,000	45,303
CoBank ACB
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.49%), 6.45%, 10/01/27ρ ^	600,000	592,293
Coca-Cola Co. (The)
1.45%, 06/01/27	265,000	229,347
2.50%, 06/01/40	20,000	14,020
2.60%, 06/01/50	130,000	84,036
Cogent Communications Group, Inc.
7.00%, 06/15/27 144A	600,000	565,021
Comcast Corporation
3.38%, 08/15/25	275,000	264,199
3.95%, 10/15/25	477,000	463,808
3.30%, 02/01/27	344,000	320,206
3.30%, 04/01/27	1,350,000	1,253,872
3.15%, 02/15/28Δ	60,000	54,483
4.15%, 10/15/28	1,180,000	1,115,296
3.40%, 04/01/30	520,000	457,949
4.25%, 10/15/30	520,000	482,531
7.05%, 03/15/33	50,000	54,932
5.65%, 06/15/35	420,000	420,763
6.50%, 11/15/35	7,000	7,483
3.90%, 03/01/38	30,000	24,529
3.25%, 11/01/39	400,000	294,762
3.75%, 04/01/40	265,000	209,006
3.40%, 07/15/46	50,000	35,421
4.00%, 08/15/47	360,000	279,593
3.97%, 11/01/47Δ	60,000	46,056
4.00%, 03/01/48	40,000	30,870
4.70%, 10/15/48	100,000	85,730
4.00%, 11/01/49	40,000	30,732
3.45%, 02/01/50	100,000	70,128
2.80%, 01/15/51Δ	160,000	98,561
2.89%, 11/01/51	450,000	282,553
2.94%, 11/01/56	135,000	80,816
4.95%, 10/15/58Δ	40,000	34,502
CommonSpirit Health
4.35%, 11/01/42	40,000	31,612
Commonwealth Edison Co.
3.80%, 10/01/42	300,000	238,530
3.13%, 03/15/51	65,000	44,197
	Par	Value
CommScope, Inc.
6.00%, 03/01/26 144A	$130,000	$119,899
4.75%, 09/01/29 144A Δ	10,000	8,176
ConocoPhillips Co.
6.95%, 04/15/29	220,000	241,642
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30	130,000	114,393
3.95%, 04/01/50Δ	140,000	108,143
Constellation Energy Generation LLC
3.25%, 06/01/25	1,600,000	1,519,551
Continental Resources, Inc.
4.50%, 04/15/23	556,000	553,901
2.27%, 11/15/26 144A	10,000	8,546
4.38%, 01/15/28	320,000	287,859
5.75%, 01/15/31 144A	270,000	244,648
4.90%, 06/01/44	180,000	128,790
Corebridge Financial, Inc.
3.90%, 04/05/32 144A	685,000	579,374
4.40%, 04/05/52 144A	40,000	30,522
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.85%), 6.88%, 12/15/52 144A ^	200,000	183,474
CoStar Group, Inc.
2.80%, 07/15/30 144A	625,000	494,249
Costco Wholesale Corporation
1.60%, 04/20/30	570,000	457,633
Coterra Energy, Inc.
3.90%, 05/15/27 144A	660,000	612,571
4.38%, 03/15/29 144A	650,000	601,687
Cox Communications, Inc.
2.95%, 10/01/50 144A	95,000	56,714
Crestwood Midstream Partners LP
5.63%, 05/01/27 144A	200,000	181,429
CRH America Finance, Inc.
3.40%, 05/09/27 144A	2,100,000	1,932,069
3.95%, 04/04/28 144A	500,000	463,598
Crown Castle, Inc. REIT
3.15%, 07/15/23Δ	725,000	715,513
CSC Holdings LLC
3.38%, 02/15/31 144A	980,000	692,453
4.50%, 11/15/31 144A	920,000	692,576
CSX Corporation
3.80%, 04/15/50	300,000	227,303
CubeSmart LP REIT
2.50%, 02/15/32	305,000	228,678
Cummins, Inc.
2.60%, 09/01/50	80,000	50,264
CVS Health Corporation
2.63%, 08/15/24Δ	205,000	196,826
3.88%, 07/20/25	113,000	109,675
3.63%, 04/01/27	215,000	201,400
4.30%, 03/25/28	620,000	585,851
3.75%, 04/01/30	1,090,000	970,966
1.88%, 02/28/31	420,000	320,660
2.13%, 09/15/31Δ	1,440,000	1,111,915

	Par	Value
4.13%, 04/01/40	$460,000	$367,193
2.70%, 08/21/40	700,000	461,135
5.13%, 07/20/45	250,000	219,476
5.05%, 03/25/48	1,340,000	1,183,231
4.25%, 04/01/50	80,000	62,834
Darling Ingredients, Inc.
6.00%, 06/15/30 144A	325,000	310,040
Deere & Co.
3.10%, 04/15/30	50,000	44,563
3.75%, 04/15/50Δ	480,000	393,271
Dell International LLC
5.45%, 06/15/23	735,000	737,073
5.85%, 07/15/25	25,000	25,216
6.02%, 06/15/26	900,000	904,535
5.30%, 10/01/29	125,000	116,637
8.35%, 07/15/46	19,000	20,547
Delta Air Lines, Inc.
7.00%, 05/01/25 144A	2,460,000	2,478,491
4.50%, 10/20/25 144A	580,000	563,328
4.75%, 10/20/28 144A	860,000	802,143
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30	50,000	38,679
Devon Energy Corporation
5.85%, 12/15/25	310,000	313,022
5.25%, 10/15/27	38,000	38,113
4.50%, 01/15/30	32,000	29,169
5.60%, 07/15/41Δ	477,000	428,442
4.75%, 05/15/42Δ	710,000	579,833
5.00%, 06/15/45Δ	1,310,000	1,093,423
DH Europe Finance II S.a.r.l.
2.20%, 11/15/24	2,275,000	2,153,280
2.60%, 11/15/29Δ	225,000	192,637
Diamondback Energy, Inc.
3.25%, 12/01/26	90,000	83,122
3.50%, 12/01/29	310,000	267,990
Discover Financial Services
3.75%, 03/04/25	450,000	430,576
Discovery Communications LLC
3.63%, 05/15/30Δ	1,800,000	1,480,356
DISH DBS Corporation
5.88%, 11/15/24	170,000	151,966
7.75%, 07/01/26	150,000	115,280
5.25%, 12/01/26 144A	120,000	98,535
5.75%, 12/01/28 144A	20,000	15,152
5.13%, 06/01/29	140,000	82,474
Dollar Tree, Inc.
4.00%, 05/15/25Δ	325,000	315,254
4.20%, 05/15/28Δ	400,000	373,383
Dominion Energy, Inc.
3.07%, 08/15/24 STEP	675,000	647,873
3.38%, 04/01/30	225,000	193,836
2.25%, 08/15/31Δ	2,300,000	1,797,192
DTE Energy Co.
0.55%, 11/01/22	3,398,000	3,387,959
Duke Energy Corporation
3.75%, 04/15/24	200,000	196,519
3.15%, 08/15/27	550,000	498,486
	Par	Value
2.45%, 06/01/30Δ	$1,800,000	$1,440,924
Duke Energy Florida LLC
2.50%, 12/01/29	1,600,000	1,354,386
Duke Energy Ohio, Inc.
3.65%, 02/01/29	350,000	320,244
Duke Energy Progress LLC
3.40%, 04/01/32	2,300,000	1,974,808
DuPont de Nemours, Inc.
4.49%, 11/15/25	350,000	344,099
4.73%, 11/15/28	350,000	333,047
East Ohio Gas Co. (The)
2.00%, 06/15/30 144A	125,000	97,381
Eaton Corporation
4.15%, 03/15/33	775,000	701,327
4.15%, 11/02/42	200,000	164,941
Ecolab, Inc.
4.80%, 03/24/30	60,000	58,832
2.75%, 08/18/55	68,000	42,240
Elevance Health, Inc.
2.95%, 12/01/22	390,000	389,242
3.35%, 12/01/24	130,000	125,131
3.65%, 12/01/27	190,000	177,210
4.10%, 05/15/32Δ	640,000	579,125
4.55%, 05/15/52	180,000	152,406
Emory University
1.57%, 09/01/25	1,600,000	1,456,483
2.14%, 09/01/30	1,170,000	968,550
Energy Transfer LP
(Variable, ICE LIBOR USD 3M + 4.03%), 6.25%, 02/15/23ρ Δ ^	60,000	49,275
4.20%, 09/15/23Δ	625,000	618,601
4.50%, 11/01/23	310,000	307,466
4.25%, 04/01/24	100,000	97,942
4.50%, 04/15/24	230,000	226,539
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.13%), 6.75%, 05/15/25ρ ^	280,000	242,984
5.95%, 12/01/25	300,000	301,307
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.69%), 6.50%, 11/15/26ρ Δ ^	60,000	52,416
5.50%, 06/01/27	675,000	658,373
4.95%, 05/15/28	900,000	841,290
4.95%, 06/15/28Δ	110,000	102,649
5.25%, 04/15/29	1,830,000	1,723,433
3.75%, 05/15/30	1,090,000	924,250
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.31%), 7.13%, 05/15/30ρ ^	360,000	296,656
5.30%, 04/01/44	20,000	16,066
5.30%, 04/15/47	125,000	100,058
5.40%, 10/01/47	50,000	40,614
6.00%, 06/15/48	50,000	43,344
6.25%, 04/15/49	470,000	418,346
EnLink Midstream LLC
6.50%, 09/01/30 144A	100,000	97,884
Entegris Escrow Corporation
5.95%, 06/15/30 144A	650,000	594,711

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Entergy Louisiana LLC
5.40%, 11/01/24Δ	$1,200,000	$1,211,411
Enterprise Products Operating LLC
4.15%, 10/16/28	600,000	558,407
3.13%, 07/31/29	100,000	86,241
2.80%, 01/31/30Δ	420,000	351,353
7.55%, 04/15/38	50,000	54,644
5.70%, 02/15/42	60,000	55,824
4.85%, 03/15/44	550,000	463,008
4.80%, 02/01/49	30,000	24,778
4.20%, 01/31/50	680,000	521,267
3.70%, 01/31/51	220,000	155,118
3.95%, 01/31/60	120,000	83,105
(Variable, ICE LIBOR USD 3M + 2.57%), 5.38%, 02/15/78^	330,000	248,263
EOG Resources, Inc.
4.15%, 01/15/26	160,000	156,011
4.38%, 04/15/30	40,000	38,147
3.90%, 04/01/35	260,000	222,736
4.95%, 04/15/50Δ	490,000	456,871
EPR Properties REIT
4.75%, 12/15/26	1,265,000	1,124,564
3.60%, 11/15/31Δ	2,300,000	1,646,098
EQM Midstream Partners LP
4.13%, 12/01/26	1,800,000	1,528,884
5.50%, 07/15/28	20,000	17,137
EQT Corporation
6.13%, 02/01/25	20,000	20,055
3.13%, 05/15/26 144A	10,000	9,119
3.90%, 10/01/27	1,050,000	957,676
5.00%, 01/15/29	100,000	93,506
3.63%, 05/15/31 144A Δ	210,000	175,390
Equifax, Inc.
5.10%, 12/15/27Δ	1,800,000	1,744,463
Equinix, Inc. REIT
2.63%, 11/18/24	1,700,000	1,610,406
1.55%, 03/15/28	2,200,000	1,772,147
3.00%, 07/15/50Δ	10,000	6,151
Equitable Holdings, Inc.
4.35%, 04/20/28Δ	2,600,000	2,439,046
Exelon Corporation
4.05%, 04/15/30	325,000	294,934
5.63%, 06/15/35	415,000	405,829
4.70%, 04/15/50	25,000	20,980
Expedia Group, Inc.
6.25%, 05/01/25 144A	2,054,000	2,069,582
4.63%, 08/01/27	525,000	493,850
3.80%, 02/15/28	300,000	266,854
2.95%, 03/15/31Δ	635,000	493,500
Exxon Mobil Corporation
1.57%, 04/15/23	30,000	29,580
2.99%, 03/19/25	420,000	403,208
3.04%, 03/01/26	730,000	690,472
3.48%, 03/19/30	540,000	491,262
4.11%, 03/01/46	230,000	190,612
4.33%, 03/19/50Δ	190,000	162,467
	Par	Value
3.45%, 04/15/51	$60,000	$44,814
F&G Global Funding
5.15%, 07/07/25 144A	1,200,000	1,176,583
Federal Realty Investment Trust REIT
3.50%, 06/01/30	1,900,000	1,620,050
FedEx Corporation
4.05%, 02/15/48	375,000	275,848
Fidelity National Information Services, Inc.
1.15%, 03/01/26	2,200,000	1,906,149
5.10%, 07/15/32	600,000	564,621
5.63%, 07/15/52	600,000	533,548
Fifth Third Bancorp
2.38%, 01/28/25	375,000	350,696
(Variable, U.S. SOFR Index + 2.13%), 4.77%, 07/28/30^	1,200,000	1,121,946
First-Citizens Bank & Trust Co.
(Variable, CME Term SOFR 3M + 1.72%), 2.97%, 09/27/25^	550,000	519,326
Fiserv, Inc.
4.20%, 10/01/28Δ	375,000	347,338
Florida Power & Light Co.
3.80%, 12/15/42	425,000	341,157
Ford Motor Co.
3.25%, 02/12/32	600,000	433,233
6.10%, 08/19/32	220,000	194,326
Ford Motor Credit Co. LLC
3.37%, 11/17/23	1,900,000	1,840,558
4.95%, 05/28/27	580,000	519,059
2.90%, 02/16/28	380,000	299,210
2.90%, 02/10/29	200,000	151,844
5.11%, 05/03/29Δ	220,000	191,403
4.00%, 11/13/30	1,220,000	954,321
Fortune Brands Home & Security, Inc.
4.00%, 03/25/32	1,250,000	1,039,132
Fox Corporation
4.03%, 01/25/24	300,000	296,507
4.71%, 01/25/29	250,000	235,206
3.50%, 04/08/30	125,000	107,373
5.48%, 01/25/39	250,000	217,282
Freeport-McMoRan, Inc.
3.88%, 03/15/23	10,000	9,952
4.55%, 11/14/24	10,000	9,860
5.45%, 03/15/43Δ	362,000	302,656
GA Global Funding Trust
1.25%, 12/08/23 144A	2,300,000	2,190,580
2.90%, 01/06/32 144A	1,450,000	1,104,159
Garden Spinco Corporation
8.63%, 07/20/30 144A	600,000	621,189
GATX Corporation
4.90%, 03/15/33	1,200,000	1,080,967
General Dynamics Corporation
3.50%, 05/15/25	40,000	38,957
3.75%, 05/15/28	40,000	37,729
4.25%, 04/01/40	30,000	26,358
4.25%, 04/01/50	160,000	139,246

	Par	Value
General Electric Co.
6.75%, 03/15/32Δ	$44,000	$47,590
5.88%, 01/14/38Δ	20,000	20,100
4.35%, 05/01/50	45,000	36,688
General Motors Co.
5.40%, 10/02/23	535,000	535,293
4.00%, 04/01/25Δ	200,000	193,276
6.13%, 10/01/25	190,000	190,254
6.60%, 04/01/36	20,000	18,743
5.15%, 04/01/38	50,000	40,333
5.95%, 04/01/49Δ	214,000	179,140
General Motors Financial Co., Inc.
4.30%, 07/13/25	300,000	287,347
4.35%, 01/17/27Δ	500,000	464,104
5.65%, 01/17/29	500,000	473,393
4.30%, 04/06/29	400,000	348,078
2.70%, 06/10/31	575,000	422,947
3.10%, 01/12/32Δ	100,000	75,557
Georgia-Pacific LLC
1.75%, 09/30/25 144A	65,000	59,162
Gilead Sciences, Inc.
3.70%, 04/01/24	230,000	226,549
4.00%, 09/01/36	65,000	54,151
4.50%, 02/01/45	275,000	228,344
4.75%, 03/01/46	20,000	17,471
Glencore Funding LLC
3.00%, 10/27/22 144A Δ	10,000	9,987
4.13%, 05/30/23 144A	20,000	19,901
4.13%, 03/12/24 144A	1,315,000	1,293,186
4.63%, 04/29/24 144A	658,000	652,047
1.63%, 04/27/26 144A	525,000	454,536
4.00%, 03/27/27 144A	480,000	447,806
3.88%, 10/27/27 144A	210,000	191,973
2.63%, 09/23/31 144A	575,000	431,762
3.38%, 09/23/51 144A	80,000	48,874
Global Payments, Inc.
2.65%, 02/15/25	400,000	374,257
5.30%, 08/15/29	550,000	517,960
2.90%, 05/15/30	1,600,000	1,277,697
Goldman Sachs Capital II
(Variable, ICE LIBOR USD 3M + 0.77%), 4.00%, 11/03/22† ρ	3,000	2,166
Goldman Sachs Group, Inc. (The)
3.20%, 02/23/23	250,000	248,803
3.85%, 07/08/24	150,000	146,713
3.50%, 04/01/25	320,000	306,016
4.25%, 10/21/25	530,000	512,117
3.50%, 11/16/26	700,000	647,706
(Floating, ICE LIBOR USD 3M + 1.75%), 4.54%, 10/28/27†	1,800,000	1,791,137
(Variable, U.S. SOFR + 1.85%), 3.62%, 03/15/28^	120,000	109,329
(Variable, ICE LIBOR USD 3M + 1.16%), 3.81%, 04/23/29^	530,000	470,639
(Variable, ICE LIBOR USD 3M + 1.30%), 4.22%, 05/01/29^	1,350,000	1,228,906
(Variable, U.S. SOFR + 1.26%), 2.65%, 10/21/32^	1,540,000	1,182,185
	Par	Value
6.75%, 10/01/37	$110,000	$109,861
6.25%, 02/01/41	540,000	537,738
(Variable, U.S. SOFR + 1.51%), 3.21%, 04/22/42^	60,000	40,825
(Variable, U.S. SOFR + 1.47%), 2.91%, 07/21/42^	150,000	96,783
5.15%, 05/22/45	550,000	460,636
4.75%, 10/21/45	220,000	183,952
Goodman U.S. Finance Five LLC REIT
4.63%, 05/04/32 144A	2,000,000	1,835,596
Goodman U.S. Finance Three LLC REIT
3.70%, 03/15/28 144A	1,000,000	907,016
Great Lakes Dredge & Dock Corporation
5.25%, 06/01/29 144A	450,000	347,344
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28 144A Δ	89,000	82,299
Guardian Life Global Funding
1.10%, 06/23/25 144A	100,000	89,933
H&E Equipment Services, Inc.
3.88%, 12/15/28 144A	375,000	295,164
Halliburton Co.
3.80%, 11/15/25Δ	26,000	25,068
6.70%, 09/15/38	50,000	50,305
5.00%, 11/15/45Δ	190,000	158,320
HCA, Inc.
5.25%, 04/15/25	120,000	117,677
5.25%, 06/15/26	10,000	9,675
5.38%, 09/01/26	1,600,000	1,552,211
3.13%, 03/15/27 144A Δ	2,100,000	1,862,036
3.50%, 09/01/30	180,000	149,021
3.63%, 03/15/32 144A	700,000	567,299
5.50%, 06/15/47	50,000	42,385
Health Care Service Corporation A Mutual Legal Reserve Co.
2.20%, 06/01/30 144A	65,000	51,418
Healthcare Realty Holdings LP REIT
3.10%, 02/15/30	1,500,000	1,230,335
2.05%, 03/15/31Δ	175,000	127,621
Hewlett Packard Enterprise Co.
2.25%, 04/01/23Δ	1,000,000	988,787
4.45%, 10/02/23	250,000	249,024
4.90%, 10/15/25	915,000	907,909
6.35%, 10/15/45Δ	105,000	95,626
Hillenbrand, Inc.
3.75%, 03/01/31	350,000	271,091
Hilton Domestic Operating Co., Inc.
4.00%, 05/01/31 144A Δ	986,000	798,611
3.63%, 02/15/32 144A	657,000	504,280
Home Depot, Inc. (The)
2.50%, 04/15/27Δ	90,000	81,853
3.90%, 12/06/28	270,000	256,839
2.70%, 04/15/30	170,000	145,457
3.30%, 04/15/40	450,000	345,298
5.95%, 04/01/41	25,000	26,114
4.50%, 12/06/48	35,000	30,724

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
3.35%, 04/15/50	$540,000	$388,176
Honeywell International, Inc.
1.35%, 06/01/25	180,000	165,876
Hormel Foods Corporation
1.80%, 06/11/30	35,000	28,023
Host Hotels & Resorts LP REIT
2.90%, 12/15/31Δ	475,000	349,257
HP, Inc.
4.00%, 04/15/29	105,000	92,128
Humana, Inc.
3.15%, 12/01/22	70,000	69,930
4.50%, 04/01/25Δ	40,000	39,473
3.95%, 03/15/27	150,000	140,845
2.15%, 02/03/32Δ	90,000	68,524
4.63%, 12/01/42	60,000	51,514
4.95%, 10/01/44	70,000	62,191
4.80%, 03/15/47	10,000	8,743
Huntington Bancshares, Inc.
4.00%, 05/15/25	550,000	533,897
(Variable, U.S. SOFR + 1.97%), 4.44%, 08/04/28^	1,250,000	1,182,196
Huntington Ingalls Industries, Inc.
0.67%, 08/16/23Δ	2,500,000	2,411,756
Huntsman International LLC
4.50%, 05/01/29	325,000	286,928
2.95%, 06/15/31	250,000	188,485
Hyatt Hotels Corporation
1.80%, 10/01/24	2,875,000	2,697,954
5.63%, 04/23/25	1,250,000	1,237,434
Hyundai Capital America
1.00%, 09/17/24 144A	1,150,000	1,051,538
1.65%, 09/17/26 144A	2,300,000	1,940,673
2.75%, 09/27/26	70,000	61,839
Intel Corporation
3.70%, 07/29/25	80,000	78,012
1.60%, 08/12/28	460,000	380,189
4.60%, 03/25/40	10,000	8,805
3.73%, 12/08/47	76,000	56,684
4.75%, 03/25/50	160,000	138,499
3.05%, 08/12/51Δ	120,000	77,372
Intercontinental Exchange, Inc.
3.00%, 06/15/50	1,500,000	984,434
International Business Machines Corporation
3.00%, 05/15/24	720,000	700,807
International Flavors & Fragrances, Inc.
1.23%, 10/01/25 144A	35,000	30,697
1.83%, 10/15/27 144A	650,000	533,251
4.38%, 06/01/47	1,000,000	774,930
Intuit, Inc.
1.35%, 07/15/27	175,000	148,521
Invitation Homes Operating Partnership LP REIT
2.30%, 11/15/28	375,000	300,958
IPALCO Enterprises, Inc.
4.25%, 05/01/30	2,450,000	2,129,424
	Par	Value
ITC Holdings Corporation
2.95%, 05/14/30 144A	$1,900,000	$1,562,455
Jackson Financial, Inc.
5.67%, 06/08/32	600,000	549,579
JBS U.S.A. LUX SA
5.13%, 02/01/28 144A	1,200,000	1,126,974
5.50%, 01/15/30 144A Δ	55,000	50,902
Jefferies Finance LLC
5.00%, 08/15/28 144A	650,000	480,665
John Deere Capital Corporation
1.70%, 01/11/27Δ	65,000	57,331
JPMorgan Chase & Co.
(Variable, ICE LIBOR USD 3M + 0.73%), 3.56%, 04/23/24^	800,000	791,991
(Variable, U.S. SOFR + 1.46%), 1.51%, 06/01/24^	770,000	751,946
(Variable, ICE LIBOR USD 3M + 0.89%), 3.80%, 07/23/24^	175,000	172,673
(Variable, ICE LIBOR USD 3M + 1.00%), 4.02%, 12/05/24^	1,425,000	1,402,914
(Variable, U.S. SOFR + 3.13%), 4.60%, 02/01/25ρ ^	632,000	552,115
(Variable, U.S. SOFR + 1.16%), 2.30%, 10/15/25^	650,000	609,824
(Variable, U.S. SOFR + 1.85%), 2.08%, 04/22/26^	460,000	419,383
2.95%, 10/01/26	700,000	642,326
(Variable, ICE LIBOR USD 3M + 1.25%), 3.96%, 01/29/27^	875,000	826,452
4.25%, 10/01/27	320,000	300,367
3.63%, 12/01/27Δ	900,000	816,472
(Variable, ICE LIBOR USD 3M + 1.34%), 3.78%, 02/01/28^	1,794,000	1,646,884
(Variable, ICE LIBOR USD 3M + 0.95%), 3.51%, 01/23/29^	1,720,000	1,523,785
(Variable, ICE LIBOR USD 3M + 1.26%), 4.20%, 07/23/29^	380,000	346,337
(Variable, U.S. SOFR + 1.75%), 4.57%, 06/14/30^	1,200,000	1,107,366
(Variable, U.S. SOFR + 3.79%), 4.49%, 03/24/31^	75,000	68,334
(Variable, U.S. SOFR + 2.04%), 2.52%, 04/22/31^	550,000	435,489
(Variable, U.S. SOFR + 2.52%), 2.96%, 05/13/31^	200,000	158,686
(Variable, U.S. SOFR + 1.18%), 2.55%, 11/08/32^	590,000	448,386
(Variable, U.S. SOFR + 2.58%), 5.72%, 09/14/33^	600,000	568,246
4.95%, 06/01/45Δ	400,000	335,113
(Variable, U.S. SOFR + 2.44%), 3.11%, 04/22/51^	170,000	107,786
Kennedy-Wilson, Inc.
4.75%, 03/01/29	100,000	76,550
Keurig Dr. Pepper, Inc.
3.95%, 04/15/29	60,000	54,576
4.50%, 04/15/52	550,000	434,926
Kilroy Realty LP REIT
4.75%, 12/15/28	1,750,000	1,599,603

	Par	Value
Kimberly-Clark Corporation
2.88%, 02/07/50	$5,000	$3,377
Kinder Morgan Energy Partners LP
3.50%, 09/01/23Δ	2,000,000	1,971,258
4.25%, 09/01/24	950,000	934,933
Kinder Morgan, Inc.
4.30%, 03/01/28	50,000	46,879
KKR Group Finance Co. II LLC
5.50%, 02/01/43 144A	30,000	27,237
KKR Group Finance Co. XII LLC
4.85%, 05/17/32 144A	60,000	55,304
Kraft Heinz Foods Co.
4.88%, 10/01/49	650,000	537,200
L3Harris Technologies, Inc.
5.05%, 04/27/45	50,000	44,332
Lear Corporation
5.25%, 05/15/49	35,000	27,803
Lehman Escrow Bonds
0.00%, 01/18/12#	200,000	740
0.00%, 01/24/13#	2,300,000	8,510
0.00%, 07/19/17Ψ ††† #	150,000	—
0.00%, 12/28/17Ψ ††† #	3,340,000	—
Level 3 Financing, Inc.
3.40%, 03/01/27 144A	1,600,000	1,343,160
Life Storage LP REIT
3.88%, 12/15/27	900,000	820,433
Lincoln National Corporation
3.05%, 01/15/30	20,000	16,811
Lockheed Martin Corporation
3.90%, 06/15/32Δ	160,000	148,540
4.50%, 05/15/36	50,000	45,906
4.15%, 06/15/53	730,000	612,784
Louisville Gas and Electric Co.
4.25%, 04/01/49	50,000	40,459
Lowe's Cos., Inc.
1.70%, 09/15/28	900,000	735,880
4.50%, 04/15/30Δ	110,000	103,001
1.70%, 10/15/30	675,000	509,975
3.00%, 10/15/50	150,000	92,240
4.25%, 04/01/52	475,000	364,291
Maple Grove Funding Trust I
4.16%, 08/15/51 144A	495,000	336,888
Marathon Petroleum Corporation
3.80%, 04/01/28	125,000	112,026
Markel Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.66%), 6.00%, 06/01/25ρ ^	500,000	485,916
Marriott International, Inc.
2.13%, 10/03/22	1,500,000	1,500,000
5.00%, 10/15/27	1,000,000	967,344
4.63%, 06/15/30	600,000	543,147
Mars, Inc.
2.70%, 04/01/25 144A	400,000	380,847
3.20%, 04/01/30 144A	540,000	477,569
2.38%, 07/16/40 144A	150,000	99,203
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26	350,000	338,788
	Par	Value
4.38%, 03/15/29	$500,000	$475,618
Martin Marietta Materials, Inc.
3.20%, 07/15/51	325,000	204,327
Masco Corporation
1.50%, 02/15/28Δ	2,575,000	2,080,757
Mastercard, Inc.
3.30%, 03/26/27	250,000	235,131
3.85%, 03/26/50	310,000	250,434
McDonald’s Corporation
1.45%, 09/01/25	40,000	36,511
3.50%, 03/01/27	360,000	341,460
3.50%, 07/01/27	330,000	308,700
3.80%, 04/01/28	90,000	84,698
3.60%, 07/01/30Δ	160,000	144,131
6.30%, 03/01/38	50,000	52,542
3.63%, 09/01/49	130,000	94,923
4.20%, 04/01/50Δ	740,000	594,926
Medtronic, Inc.
4.63%, 03/15/45	36,000	32,572
Meta Platforms, Inc.
3.50%, 08/15/27 144A Δ	1,175,000	1,099,946
3.85%, 08/15/32 144A	1,175,000	1,034,057
MetLife Capital Trust IV
7.88%, 12/15/37 144A	300,000	321,000
MetLife, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.58%), 3.85%, 09/15/25ρ ^	1,000,000	897,095
6.40%, 12/15/36	50,000	48,292
5.00%, 07/15/52	1,200,000	1,096,769
Metropolitan Life Global Funding I
3.45%, 12/18/26 144A	2,000,000	1,861,072
Microchip Technology, Inc.
2.67%, 09/01/23Δ	675,000	658,098
Microsoft Corporation
2.88%, 02/06/24	470,000	460,810
3.13%, 11/03/25Δ	35,000	33,642
2.40%, 08/08/26	1,340,000	1,241,866
3.30%, 02/06/27	800,000	763,200
3.45%, 08/08/36	515,000	452,422
2.53%, 06/01/50	18,000	11,829
2.92%, 03/17/52	37,000	26,179
2.68%, 06/01/60	22,000	13,908
3.04%, 03/17/62	108,000	74,077
MidAmerican Energy Co.
3.65%, 04/15/29	350,000	323,214
Mileage Plus Holdings LLC
6.50%, 06/20/27 144A	290,000	284,386
Mondelez International, Inc.
1.50%, 05/04/25	670,000	613,118
Morgan Stanley
3.70%, 10/23/24	775,000	755,970
(Variable, U.S. SOFR + 1.15%), 2.72%, 07/22/25^	725,000	688,204
(Variable, U.S. SOFR + 1.99%), 2.19%, 04/28/26^	750,000	688,449
3.63%, 01/20/27	1,475,000	1,373,803
3.95%, 04/23/27	398,000	370,442

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Variable, ICE LIBOR USD 3M + 1.14%), 3.77%, 01/24/29^	$220,000	$198,155
(Variable, ICE LIBOR USD 3M + 1.63%), 4.43%, 01/23/30^	385,000	354,409
(Variable, U.S. SOFR + 1.14%), 2.70%, 01/22/31^	1,895,000	1,538,310
(Variable, U.S. SOFR + 3.12%), 3.62%, 04/01/31^	760,000	657,592
(Variable, U.S. SOFR + 1.03%), 1.79%, 02/13/32^	725,000	530,736
(Variable, U.S. SOFR + 1.20%), 2.51%, 10/20/32^	340,000	260,201
(Variable, U.S. SOFR + 2.08%), 4.89%, 07/20/33^	1,200,000	1,112,969
(Variable, U.S. SOFR + 1.36%), 2.48%, 09/16/36^	1,280,000	919,092
(Variable, U.S. SOFR + 1.43%), 2.80%, 01/25/52^	30,000	18,152
MPLX LP
4.88%, 12/01/24	230,000	227,422
4.88%, 06/01/25	100,000	98,114
4.00%, 03/15/28	50,000	45,632
4.80%, 02/15/29	575,000	535,759
4.50%, 04/15/38	570,000	460,141
4.70%, 04/15/48	320,000	244,692
5.50%, 02/15/49	595,000	506,633
MPT Operating Partnership LP REIT
5.00%, 10/15/27	60,000	51,950
4.63%, 08/01/29Δ	465,000	374,806
3.50%, 03/15/31	190,000	132,687
Nasdaq, Inc.
3.25%, 04/28/50	800,000	526,710
National Retail Properties, Inc. REIT
3.90%, 06/15/24	255,000	249,823
3.60%, 12/15/26	250,000	231,458
National Securities Clearing Corporation
1.50%, 04/23/25 144A	400,000	368,851
Nature Conservancy (The)
0.94%, 07/01/26	25,000	21,902
1.30%, 07/01/28	25,000	20,764
NetApp, Inc.
2.38%, 06/22/27	45,000	39,683
New York Life Global Funding
0.95%, 06/24/25 144A	200,000	179,415
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28	965,000	799,934
2.25%, 06/01/30	1,900,000	1,518,643
5.00%, 07/15/32	450,000	430,279
NFP Corporation
7.50%, 10/01/30 144A	600,000	570,116
Niagara Mohawk Power Corporation
4.28%, 12/15/28 144A	2,000,000	1,835,552
Nielsen Finance LLC
4.50%, 07/15/29 144A	150,000	149,715
5.88%, 10/01/30 144A	83,000	82,842
4.75%, 07/15/31 144A	400,000	392,728
NIKE, Inc.
2.40%, 03/27/25	140,000	132,907
	Par	Value
2.75%, 03/27/27	$20,000	$18,395
2.85%, 03/27/30	65,000	56,535
3.25%, 03/27/40	110,000	84,883
3.38%, 03/27/50Δ	270,000	199,352
NiSource, Inc.
3.49%, 05/15/27	725,000	667,150
3.60%, 05/01/30	100,000	87,374
3.95%, 03/30/48	450,000	333,145
Nissan Motor Acceptance Co. LLC
2.00%, 03/09/26 144A	70,000	59,275
2.75%, 03/09/28 144A	2,200,000	1,735,111
Northrop Grumman Corporation
2.93%, 01/15/25	350,000	334,049
3.25%, 01/15/28	840,000	765,358
5.25%, 05/01/50	180,000	172,430
Northwell Healthcare, Inc.
6.15%, 11/01/43	375,000	381,487
Northwestern Mutual Life Insurance Co. (The)
6.06%, 03/30/40 144A	300,000	297,967
3.85%, 09/30/47 144A	250,000	189,094
NOV, Inc.
3.95%, 12/01/42	40,000	26,714
Novartis Capital Corporation
2.20%, 08/14/30	70,000	58,506
NRG Energy, Inc.
3.75%, 06/15/24 144A	625,000	601,183
3.38%, 02/15/29 144A Δ	318,000	257,920
3.63%, 02/15/31 144A	850,000	664,827
NuStar Logistics LP
6.38%, 10/01/30	700,000	600,510
NVIDIA Corporation
2.85%, 04/01/30	415,000	356,315
3.50%, 04/01/40	620,000	483,225
3.50%, 04/01/50	800,000	588,160
3.70%, 04/01/60	460,000	330,593
Occidental Petroleum Corporation
6.95%, 07/01/24	290,000	298,390
5.55%, 03/15/26	435,000	436,061
3.20%, 08/15/26	260,000	241,615
7.88%, 09/15/31	280,000	299,324
6.45%, 09/15/36	205,000	205,504
4.63%, 06/15/45	130,000	107,936
6.60%, 03/15/46	220,000	227,107
4.20%, 03/15/48	80,000	64,168
Omega Healthcare Investors, Inc. REIT
3.63%, 10/01/29	1,600,000	1,304,026
ONEOK, Inc.
6.35%, 01/15/31	1,600,000	1,571,224
Oracle Corporation
1.65%, 03/25/26	65,000	57,011
2.88%, 03/25/31	700,000	552,887
3.85%, 07/15/36	15,000	11,250
3.80%, 11/15/37	60,000	43,654
3.60%, 04/01/40	400,000	272,207
4.00%, 07/15/46	250,000	169,555

	Par	Value
Otis Worldwide Corporation
2.06%, 04/05/25	$130,000	$120,391
2.29%, 04/05/27Δ	200,000	177,471
2.57%, 02/15/30Δ	25,000	20,475
Owl Rock Capital Corporation
2.88%, 06/11/28	2,200,000	1,678,684
Pacific Gas and Electric Co.
1.70%, 11/15/23	2,200,000	2,110,889
3.40%, 08/15/24	600,000	571,523
3.15%, 01/01/26	1,300,000	1,169,280
2.95%, 03/01/26	800,000	706,636
2.10%, 08/01/27	370,000	299,617
4.55%, 07/01/30	1,800,000	1,544,586
2.50%, 02/01/31Δ	690,000	502,926
3.30%, 08/01/40	165,000	105,972
3.50%, 08/01/50	70,000	42,770
PacifiCorp
4.15%, 02/15/50	60,000	48,419
Paramount Global
4.95%, 01/15/31	650,000	574,409
4.95%, 05/19/50	700,000	499,173
Parsley Energy LLC
4.13%, 02/15/28 144A	30,000	27,331
PayPal Holdings, Inc.
1.65%, 06/01/25	230,000	211,986
2.65%, 10/01/26	50,000	45,942
2.85%, 10/01/29	50,000	42,815
2.30%, 06/01/30	300,000	244,367
4.40%, 06/01/32	45,000	41,984
Penske Truck Leasing Co. LP
1.20%, 11/15/25 144A	70,000	60,889
PepsiCo, Inc.
0.75%, 05/01/23	300,000	294,409
2.25%, 03/19/25	20,000	18,937
2.63%, 03/19/27Δ	30,000	27,565
3.60%, 02/18/28	30,000	28,386
2.75%, 03/19/30	30,000	26,027
1.63%, 05/01/30Δ	250,000	200,759
2.88%, 10/15/49	100,000	70,402
Phillips 66
3.70%, 04/06/23	1,475,000	1,470,466
3.85%, 04/09/25	100,000	97,015
1.30%, 02/15/26	175,000	153,037
Physicians Realty LP REIT
3.95%, 01/15/28	2,400,000	2,169,605
Pioneer Natural Resources Co.
1.13%, 01/15/26	70,000	61,273
2.15%, 01/15/31	290,000	223,833
Plains All American Pipeline LP
3.85%, 10/15/23	1,375,000	1,356,052
PNC Financial Services Group, Inc. (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.60%), 3.40%, 09/15/26ρ ^	1,000,000	748,778
Post Holdings, Inc.
5.50%, 12/15/29 144A Δ	350,000	303,108
	Par	Value
PPG Industries, Inc.
1.20%, 03/15/26	$70,000	$61,169
Prime Security Services Borrower LLC
3.38%, 08/31/27 144A	770,000	648,563
Principal Life Global Funding II
1.25%, 06/23/25 144A	90,000	80,952
Procter & Gamble Co. (The)
2.80%, 03/25/27	75,000	69,847
2.85%, 08/11/27	10,000	9,259
3.00%, 03/25/30	130,000	116,602
Progress Energy, Inc.
7.75%, 03/01/31	350,000	387,699
Prologis LP REIT
4.63%, 01/15/33	650,000	618,493
Prudential Financial, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.23%), 6.00%, 09/01/52^	600,000	561,161
Public Service Co. of Colorado
4.50%, 06/01/52	60,000	52,177
Public Storage REIT
0.50%, 09/09/30(E)	2,000,000	1,467,656
PulteGroup, Inc.
5.00%, 01/15/27Δ	60,000	58,273
QUALCOMM, Inc.
4.65%, 05/20/35	60,000	56,441
Range Resources Corporation
5.00%, 03/15/23	322,000	321,377
4.88%, 05/15/25	10,000	9,440
Raymond James Financial, Inc.
4.65%, 04/01/30	75,000	70,699
Raytheon Technologies Corporation
3.15%, 12/15/24	120,000	116,900
3.95%, 08/16/25	530,000	517,745
3.50%, 03/15/27Δ	550,000	515,665
4.13%, 11/16/28	795,000	743,451
2.25%, 07/01/30	270,000	218,606
4.50%, 06/01/42	90,000	77,253
4.05%, 05/04/47	375,000	299,070
Realty Income Corporation REIT
3.95%, 08/15/27	150,000	140,993
3.25%, 01/15/31	1,800,000	1,537,992
2.85%, 12/15/32	800,000	641,678
Regency Centers LP REIT
2.95%, 09/15/29Δ	775,000	643,705
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	1,500,000	1,137,526
Reinsurance Group of America, Inc.
3.90%, 05/15/29	65,000	58,015
RELX Capital, Inc.
3.50%, 03/16/23	300,000	298,153
Republic Services, Inc.
2.50%, 08/15/24	190,000	181,563
Roche Holdings, Inc.
2.61%, 12/13/51 144A	820,000	537,328

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Rocket Mortgage LLC
4.00%, 10/15/33 144A	$850,000	$585,708
Roper Technologies, Inc.
4.20%, 09/15/28Δ	500,000	467,664
Rush Obligated Group
3.92%, 11/15/29	400,000	362,441
S&P Global, Inc.
4.25%, 05/01/29 144A	60,000	56,421
Sabine Pass Liquefaction LLC
5.63%, 04/15/23	400,000	400,275
5.63%, 03/01/25	450,000	450,045
5.00%, 03/15/27	425,000	408,278
4.20%, 03/15/28	300,000	274,093
4.50%, 05/15/30	600,000	547,467
Sabra Health Care LP REIT
3.90%, 10/15/29	1,500,000	1,225,716
Safehold Operating Partnership LP REIT
2.85%, 01/15/32	750,000	559,688
Salesforce, Inc.
3.25%, 04/11/23	300,000	298,670
Santander Holdings U.S.A., Inc.
4.50%, 07/17/25Δ	60,000	57,445
3.24%, 10/05/26	1,100,000	985,738
SBA Communications Corporation REIT
3.13%, 02/01/29	598,000	482,260
SBA Tower Trust REIT
2.84%, 01/15/25 144A	2,200,000	2,060,063
2.33%, 01/15/28 144A	2,300,000	1,937,435
Schlumberger Holdings Corporation
4.00%, 12/21/25 144A	190,000	183,344
3.90%, 05/17/28 144A	252,000	227,562
Sempra Energy
3.40%, 02/01/28	275,000	249,119
ServiceNow, Inc.
1.40%, 09/01/30	675,000	497,966
Sherwin-Williams Co. (The)
3.13%, 06/01/24	700,000	679,876
3.45%, 06/01/27	350,000	321,803
2.95%, 08/15/29	475,000	406,982
Skyworks Solutions, Inc.
1.80%, 06/01/26Δ	2,200,000	1,907,794
Smithfield Foods, Inc.
5.20%, 04/01/29 144A	100,000	93,550
Sotheby's
5.88%, 06/01/29 144A	325,000	269,092
Southern California Edison Co.
3.70%, 08/01/25	2,800,000	2,693,834
4.20%, 03/01/29	400,000	370,426
4.88%, 03/01/49	55,000	46,169
Southern California Gas Co.
2.95%, 04/15/27Δ	2,100,000	1,919,658
Southern Co. Gas Capital Corporation
3.25%, 06/15/26	300,000	278,441
	Par	Value
Southern Copper Corporation
5.25%, 11/08/42	$2,500,000	$2,195,800
Southern Natural Gas Co. LLC
8.00%, 03/01/32	400,000	437,583
Southern Power Co.
0.90%, 01/15/26	2,200,000	1,915,520
4.95%, 12/15/46	50,000	42,038
Southwestern Electric Power Co.
2.75%, 10/01/26	65,000	58,945
Southwestern Energy Co.
5.38%, 02/01/29	10,000	9,089
5.38%, 03/15/30	70,000	63,224
4.75%, 02/01/32	120,000	100,836
Spirit AeroSystems, Inc.
3.95%, 06/15/23	1,500,000	1,447,830
Spirit Realty LP REIT
4.45%, 09/15/26	1,200,000	1,145,219
4.00%, 07/15/29	750,000	646,765
Sprint Capital Corporation
8.75%, 03/15/32	60,000	69,668
Standard Industries, Inc.
5.00%, 02/15/27 144A	200,000	177,454
Starbucks Corporation
3.80%, 08/15/25	625,000	607,461
2.55%, 11/15/30	1,900,000	1,552,545
State Street Corporation
(Variable, ICE LIBOR USD 3M + 1.03%), 4.14%, 12/03/29^	60,000	55,909
(Variable, U.S. SOFR + 2.65%), 3.15%, 03/30/31^	240,000	206,699
Steel Dynamics, Inc.
2.40%, 06/15/25	140,000	129,595
1.65%, 10/15/27	275,000	225,319
Stifel Financial Corporation
4.00%, 05/15/30	1,900,000	1,638,309
Sutter Health
2.29%, 08/15/30	215,000	173,543
Syneos Health, Inc.
3.63%, 01/15/29 144A	225,000	179,415
Sysco Corporation
6.60%, 04/01/40	675,000	711,300
Take-Two Interactive Software, Inc.
3.70%, 04/14/27Δ	470,000	437,021
Tallgrass Energy Partners LP
6.00%, 12/31/30 144A	10,000	8,526
Targa Resources Corporation
4.20%, 02/01/33	610,000	508,980
Targa Resources Partners LP
6.50%, 07/15/27	355,000	351,673
5.00%, 01/15/28	70,000	64,901
6.88%, 01/15/29	1,150,000	1,132,286
5.50%, 03/01/30	120,000	107,969
4.88%, 02/01/31	250,000	215,415
4.00%, 01/15/32	30,000	24,802

	Par	Value
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	$46,000	$50,233
4.90%, 09/15/44 144A	280,000	246,230
Teledyne FLIR LLC
2.50%, 08/01/30	250,000	195,713
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 144A	1,440,000	1,180,800
Texas Instruments, Inc.
2.25%, 09/04/29	50,000	42,372
1.75%, 05/04/30	145,000	116,395
Textron, Inc.
2.45%, 03/15/31	1,700,000	1,306,667
Time Warner Cable LLC
6.55%, 05/01/37	90,000	81,407
7.30%, 07/01/38	880,000	838,955
5.88%, 11/15/40	300,000	247,662
Time Warner Entertainment Co. LP
8.38%, 03/15/23	975,000	988,798
8.38%, 07/15/33	390,000	416,845
TJX Cos., Inc. (The)
2.25%, 09/15/26	40,000	36,478
3.88%, 04/15/30	45,000	41,290
T-Mobile U.S.A., Inc.
3.50%, 04/15/25	1,495,000	1,430,227
1.50%, 02/15/26Δ	400,000	351,523
3.75%, 04/15/27	425,000	392,769
2.05%, 02/15/28	1,025,000	852,208
3.38%, 04/15/29	1,300,000	1,125,150
3.88%, 04/15/30	2,006,000	1,780,580
2.55%, 02/15/31Δ	1,570,000	1,245,289
3.50%, 04/15/31	450,000	378,864
2.70%, 03/15/32Δ	610,000	477,095
3.00%, 02/15/41	365,000	244,616
3.40%, 10/15/52	380,000	251,529
Toyota Motor Credit Corporation
3.05%, 03/22/27	60,000	55,325
4.45%, 06/29/29	30,000	28,988
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	1,110,000	1,179,730
3.25%, 05/15/30	870,000	736,675
TransDigm, Inc.
6.38%, 06/15/26Δ	350,000	331,085
7.50%, 03/15/27	300,000	285,960
4.63%, 01/15/29	130,000	104,977
Tronox, Inc.
4.63%, 03/15/29 144A	1,225,000	909,079
Truist Financial Corporation
(Variable, U.S. SOFR + 1.37%), 4.12%, 06/06/28^	25,000	23,513
Trustage Financial Group, Inc.
4.63%, 04/15/32 144A	1,300,000	1,125,165
U.S. Bancorp
1.45%, 05/12/25	580,000	533,070
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.54%), 3.70%, 01/15/27ρ ^	775,000	586,946
	Par	Value
UDR, Inc. REIT
3.20%, 01/15/30	$1,200,000	$1,011,954
2.10%, 08/01/32	150,000	108,536
Union Pacific Corporation
3.75%, 07/15/25	210,000	204,985
3.95%, 09/10/28Δ	30,000	28,237
2.80%, 02/14/32Δ	725,000	604,863
2.89%, 04/06/36	600,000	458,359
3.84%, 03/20/60	480,000	358,088
3.75%, 02/05/70	80,000	56,161
United Airlines, Inc.
4.38%, 04/15/26 144A	210,000	187,790
4.63%, 04/15/29 144A	310,000	257,291
United Parcel Service, Inc.
6.20%, 01/15/38	50,000	54,222
United Rentals North America, Inc.
3.88%, 02/15/31	60,000	48,923
3.75%, 01/15/32	190,000	149,558
UnitedHealth Group, Inc.
2.38%, 10/15/22	40,000	39,972
3.50%, 06/15/23Δ	90,000	89,467
4.00%, 05/15/29	290,000	270,508
2.00%, 05/15/30	150,000	120,889
2.30%, 05/15/31	50,000	40,318
4.20%, 05/15/32	200,000	185,944
6.88%, 02/15/38	40,000	44,408
2.75%, 05/15/40	700,000	491,847
4.25%, 06/15/48	215,000	178,775
4.45%, 12/15/48	50,000	42,797
3.70%, 08/15/49	170,000	129,020
2.90%, 05/15/50	290,000	191,326
3.88%, 08/15/59	190,000	142,077
3.13%, 05/15/60Δ	30,000	19,294
Universal Health Services, Inc.
2.65%, 10/15/30 144A	700,000	518,865
University of Chicago (The)
5.42%, 10/01/30	100,000	102,826
Vanguard Group, Inc. (The)
3.05%, 08/22/50Ψ †††	390,000	260,818
Ventas Realty LP REIT
3.00%, 01/15/30	1,700,000	1,413,631
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 144A	200,000	155,887
Verizon Communications, Inc.
3.00%, 03/22/27	70,000	63,753
2.10%, 03/22/28	290,000	244,946
4.33%, 09/21/28	452,000	425,621
3.88%, 02/08/29	550,000	502,831
3.15%, 03/22/30	1,465,000	1,248,291
1.75%, 01/20/31	250,000	187,900
2.55%, 03/21/31	1,860,000	1,486,982
2.36%, 03/15/32	806,000	618,859
4.50%, 08/10/33	790,000	713,192
5.25%, 03/16/37	530,000	496,326
2.65%, 11/20/40	840,000	549,448
3.40%, 03/22/41	80,000	58,602
3.85%, 11/01/42	40,000	30,757

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
4.13%, 08/15/46	$890,000	$707,223
4.86%, 08/21/46	290,000	251,220
5.50%, 03/16/47Δ	40,000	38,372
4.00%, 03/22/50	160,000	122,650
2.88%, 11/20/50	650,000	399,242
2.99%, 10/30/56	746,000	445,502
Vertiv Group Corporation
4.13%, 11/15/28 144A Δ	100,000	80,652
Virginia Electric and Power Co.
3.80%, 04/01/28Δ	60,000	56,386
Visa, Inc.
3.15%, 12/14/25	440,000	420,469
2.05%, 04/15/30	270,000	223,472
4.30%, 12/14/45	460,000	401,643
Vistra Operations Co. LLC
3.55%, 07/15/24 144A	1,125,000	1,072,821
3.70%, 01/30/27 144A	60,000	53,219
VMware, Inc.
4.65%, 05/15/27Δ	700,000	669,685
3.90%, 08/21/27Δ	500,000	461,392
1.80%, 08/15/28	225,000	178,608
2.20%, 08/15/31	600,000	437,639
Volkswagen Group of America Finance LLC
3.13%, 05/12/23 144A	1,600,000	1,582,669
Vontier Corporation
2.40%, 04/01/28	700,000	548,013
Voya Financial, Inc.
5.70%, 07/15/43	170,000	153,087
Walmart, Inc.
1.50%, 09/22/28Δ	150,000	125,616
1.80%, 09/22/31	80,000	63,696
5.25%, 09/01/35Δ	55,000	56,625
Walt Disney Co. (The)
3.70%, 09/15/24	625,000	613,254
6.65%, 11/15/37	150,000	164,075
Warnermedia Holdings, Inc.
3.76%, 03/15/27 144A	140,000	125,433
4.05%, 03/15/29 144A	180,000	155,679
4.28%, 03/15/32 144A	2,875,000	2,368,912
5.05%, 03/15/42 144A	370,000	277,499
5.14%, 03/15/52 144A	1,090,000	794,318
Waste Management, Inc.
1.15%, 03/15/28	250,000	205,254
4.15%, 04/15/32Δ	225,000	208,448
WEA Finance LLC REIT
3.75%, 09/17/24 144A	770,000	728,030
Wells Fargo & Co.
4.48%, 01/16/24Δ	396,000	394,021
3.75%, 01/24/24	365,000	359,567
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.45%), 3.90%, 03/15/26ρ ^	700,000	592,375
3.00%, 04/22/26	30,000	27,519
(Variable, U.S. SOFR + 2.00%), 2.19%, 04/30/26^	490,000	447,932
4.10%, 06/03/26	440,000	419,094
	Par	Value
(Variable, U.S. SOFR + 1.56%), 4.54%, 08/15/26^	$1,700,000	$1,645,543
3.00%, 10/23/26	1,660,000	1,506,432
4.30%, 07/22/27	1,780,000	1,666,099
(Variable, U.S. SOFR + 1.98%), 4.81%, 07/25/28Δ ^	1,860,000	1,775,852
4.15%, 01/24/29	125,000	115,100
(Variable, CME Term SOFR 3M + 1.43%), 2.88%, 10/30/30^	410,000	337,401
(Variable, U.S. SOFR + 4.03%), 4.48%, 04/04/31^	420,000	384,675
(Variable, U.S. SOFR + 1.50%), 3.35%, 03/02/33^	500,000	406,137
(Variable, U.S. SOFR + 2.10%), 4.90%, 07/25/33Δ ^	2,020,000	1,865,009
5.38%, 11/02/43	190,000	165,163
4.65%, 11/04/44	770,000	613,966
4.90%, 11/17/45	370,000	303,665
4.75%, 12/07/46	260,000	208,562
(Variable, U.S. SOFR + 4.50%), 5.01%, 04/04/51^	3,200,000	2,770,745
Welltower, Inc. REIT
4.25%, 04/01/26	898,000	861,596
3.10%, 01/15/30	65,000	54,203
Western Digital Corporation
4.75%, 02/15/26	30,000	27,822
2.85%, 02/01/29	20,000	15,569
Western Midstream Operating LP
(Floating, ICE LIBOR USD 3M + 1.10%), 3.56%, 01/13/23†	80,000	79,415
3.35%, 02/01/25	220,000	205,363
4.50%, 03/01/28	60,000	54,386
4.30%, 02/01/30Δ	980,000	840,350
5.45%, 04/01/44	75,000	61,629
5.30%, 03/01/48	65,000	53,597
5.50%, 08/15/48	160,000	129,729
5.50%, 02/01/50	130,000	105,152
Whirlpool Corporation
4.75%, 02/26/29	360,000	338,382
Williams Cos., Inc. (The)
3.90%, 01/15/25	300,000	290,634
7.50%, 01/15/31	100,000	107,499
7.75%, 06/15/31	1,005,000	1,093,966
8.75%, 03/15/32	181,000	211,014
5.75%, 06/24/44	100,000	91,332
Workday, Inc.
3.50%, 04/01/27Δ	385,000	356,685
3.70%, 04/01/29	515,000	462,506
3.80%, 04/01/32Δ	1,185,000	1,029,937
WP Carey, Inc. REIT
4.00%, 02/01/25	105,000	101,648
3.85%, 07/15/29	900,000	795,121
WR Grace Holdings LLC
4.88%, 06/15/27 144A Δ	730,000	628,442
WRKCo, Inc.
3.75%, 03/15/25Δ	500,000	482,150
4.00%, 03/15/28	1,100,000	1,015,508

	Par	Value
Xerox Holdings Corporation
5.00%, 08/15/25 144A	$1,240,000	$1,117,252
XPO Logistics, Inc.
6.25%, 05/01/25 144A	22,000	22,093
Total Corporate Bonds (Cost $598,083,066)		519,190,019
FOREIGN BONDS — 10.5%
Argentina — 0.0%
Argentine Republic Government International Bond
1.00%, 07/09/29	93,932	18,182
(Step to 0.75% on 07/09/23), 0.50%, 07/09/30 STEP	1,614,303	326,059
(Step to 3.63% on 07/09/23), 1.50%, 07/09/35 STEP	451,796	82,292
(Step to 4.88% on 07/09/29), 3.50%, 07/09/41 STEP	810,000	174,279
		600,812
Australia — 0.2%
BHP Billiton Finance U.S.A., Ltd.
5.00%, 09/30/43	170,000	161,491
Commonwealth Bank of Australia
3.90%, 07/12/47 144A Δ	110,000	88,462
Macquarie Bank, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.70%), 3.05%, 03/03/36 144A ^	225,000	165,167
Macquarie Group, Ltd.
(Variable, U.S. SOFR + 1.07%), 1.34%, 01/12/27 144A ^	250,000	214,228
(Variable, U.S. SOFR + 2.41%), 4.44%, 06/21/33 144A ^	650,000	555,328
(Variable, U.S. SOFR + 2.87%), 5.49%, 11/09/33 144A ^	600,000	545,832
Newcrest Finance Pty, Ltd.
3.25%, 05/13/30 144A	1,575,000	1,315,229
Westpac Banking Corporation
(Variable, USD ICE Swap Rate 5Y + 2.24%), 4.32%, 11/23/31^	175,000	159,789
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 07/24/34^	275,000	234,387
		3,439,913
Austria — 0.1%
Suzano Austria GmbH
3.75%, 01/15/31	460,000	361,093
3.13%, 01/15/32	720,000	519,242
		880,335
Brazil — 0.1%
Brazilian Government International Bond
5.63%, 01/07/41Δ	340,000	275,740
5.00%, 01/27/45	2,050,000	1,494,916
Vale Overseas, Ltd.
6.25%, 08/10/26	105,000	106,036
	Par	Value
6.88%, 11/21/36	$484,000	$460,231
		2,336,923
Canada — 0.6%
1011778 BC ULC
4.00%, 10/15/30 144A	446,000	352,286
Alimentation Couche-Tard, Inc.
3.55%, 07/26/27 144A Δ	75,000	67,008
Bank of Montreal
1.85%, 05/01/25Δ	500,000	460,565
(Variable, USD Swap 5Y + 1.43%), 3.80%, 12/15/32^	100,000	86,841
Bank of Nova Scotia (The)
1.30%, 06/11/25Δ	270,000	243,116
1.95%, 02/02/27Δ	60,000	52,240
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.05%), 4.59%, 05/04/37^	260,000	218,438
Barrick Gold Corporation
5.25%, 04/01/42	330,000	301,555
Brookfield Finance, Inc.
4.85%, 03/29/29	30,000	28,091
3.50%, 03/30/51	855,000	541,354
Canadian Imperial Bank of Commerce
0.95%, 06/23/23	270,000	262,693
Canadian National Railway Co.
2.45%, 05/01/50	35,000	21,176
Canadian Pacific Railway Co.
2.45%, 12/02/31Δ	400,000	320,649
3.00%, 12/02/41	30,000	21,323
3.10%, 12/02/51	370,000	243,957
CGI, Inc.
1.45%, 09/14/26	2,300,000	1,991,356
Enbridge, Inc.
2.50%, 08/01/33Δ	850,000	638,126
Fairfax Financial Holdings, Ltd.
4.85%, 04/17/28	400,000	376,538
5.63%, 08/16/32 144A	800,000	738,901
GFL Environmental, Inc.
3.75%, 08/01/25 144A	1,025,000	939,223
Intact Financial Corporation
5.46%, 09/22/32 144A	600,000	584,611
Rogers Communications, Inc.
3.80%, 03/15/32 144A	650,000	562,635
Royal Bank of Canada
1.60%, 04/17/23Δ	430,000	424,063
1.15%, 06/10/25	260,000	234,915
3.63%, 05/04/27Δ	65,000	60,524
Teck Resources, Ltd.
3.90%, 07/15/30Δ	275,000	234,296
6.00%, 08/15/40	10,000	8,842
Toronto-Dominion Bank (The)
0.75%, 06/12/23	500,000	486,525
1.15%, 06/12/25	260,000	233,936
4.46%, 06/08/32	775,000	708,714
		11,444,497

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31Δ	$1,800,000	$1,444,359
China — 0.3%
Avolon Holdings Funding, Ltd.
3.95%, 07/01/24 144A	1,175,000	1,112,429
2.88%, 02/15/25 144A	800,000	724,466
2.13%, 02/21/26 144A	2,500,000	2,103,778
4.25%, 04/15/26 144A	125,000	112,222
Baidu, Inc.
3.43%, 04/07/30	400,000	348,077
China Government Bond
3.31%, 11/30/25(Y)	1,000,000	143,247
Park Aerospace Holdings, Ltd.
4.50%, 03/15/23 144A	20,000	19,886
5.50%, 02/15/24 144A	60,000	58,778
Sinopec Group Overseas Development 2014, Ltd.
4.38%, 04/10/24 144A	390,000	389,360
Tencent Holdings, Ltd.
3.84%, 04/22/51 144A	910,000	596,576
		5,608,819
Colombia — 0.1%
Colombia Government International Bond
4.13%, 02/22/42Δ	650,000	371,191
5.63%, 02/26/44	1,080,000	718,872
Ecopetrol SA
5.88%, 05/28/45	1,420,000	862,054
		1,952,117
Denmark — 0.2%
Danske Bank A/S
5.38%, 01/12/24 144A	540,000	537,348
1.23%, 06/22/24 144A	280,000	260,249
(Variable, ICE LIBOR USD 3M + 1.59%), 3.24%, 12/20/25 144A ^	220,000	204,686
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.35%), 1.62%, 09/11/26 144A ^	1,800,000	1,559,459
Jyske Realkredit A/S
1.50%, 10/01/53(D) Ψ †††	9,950,898	902,590
Realkredit Danmark A/S
1.50%, 10/01/53(D) Ψ †††	5,890,845	565,022
		4,029,354
Dominican Republic — 0.0%
Dominican Republic International Bond
6.40%, 06/05/49 144A	170,000	122,956
Finland — 0.0%
Nokia OYJ
4.38%, 06/12/27	9,000	8,124
France — 0.8%
Altice France SA
5.50%, 10/15/29 144A	250,000	188,726
	Par	Value
BNP Paribas SA
3.50%, 03/01/23 144A	$925,000	$919,211
(Variable, USD Swap 5Y + 4.15%), 6.63%, 03/25/24 144A ρ ^	200,000	183,790
3.38%, 01/09/25 144A	450,000	428,499
(Variable, ICE LIBOR USD 3M + 2.24%), 4.71%, 01/10/25 144A Δ ^	650,000	640,260
(Variable, U.S. SOFR + 2.07%), 2.22%, 06/09/26 144A ^	1,790,000	1,610,889
(Variable, U.S. SOFR + 1.00%), 1.32%, 01/13/27 144A ^	775,000	661,321
4.40%, 08/14/28 144A	1,040,000	937,354
(Variable, U.S. SOFR + 1.61%), 1.90%, 09/30/28 144A ^	1,800,000	1,455,081
(Variable, USD Swap 5Y + 1.48%), 4.38%, 03/01/33 144A ^	440,000	380,470
BPCE SA
4.00%, 09/12/23 144A	750,000	741,284
4.63%, 09/12/28 144A	375,000	341,523
(Variable, U.S. SOFR + 1.31%), 2.28%, 01/20/32 144A ^	375,000	270,875
(Variable, U.S. SOFR + 1.73%), 3.12%, 10/19/32 144A ^	875,000	627,250
(Variable, U.S. SOFR + 2.87%), 5.75%, 07/19/33 144A ^	600,000	554,044
Credit Agricole SA
(Variable, USD Swap 5Y + 4.32%), 6.88%, 09/23/24 144A ρ ^	300,000	276,831
4.38%, 03/17/25Δ	275,000	264,359
(Variable, U.S. SOFR + 1.68%), 1.91%, 06/16/26 144A ^	2,025,000	1,812,206
4.13%, 01/10/27 144A	450,000	418,118
(Variable, USD Swap 5Y + 1.64%), 4.00%, 01/10/33 144A ^	250,000	215,832
Danone SA
2.59%, 11/02/23 144A	650,000	635,746
2.95%, 11/02/26 144A	310,000	283,976
Societe Generale SA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.49%, 12/14/26 144A ^	1,700,000	1,440,454
		15,288,099
Germany — 0.5%
Commerzbank AG
(Variable, 6.36% - EUR Swap Rate 5Y), 6.13%, 10/09/25(E) ρ ^	400,000	331,422
Deutsche Bank AG
(Variable, U.S. SOFR + 2.16%), 2.22%, 09/18/24^	2,100,000	2,000,930
4.10%, 01/13/26	65,000	61,370
(Variable, U.S. SOFR + 3.19%), 6.12%, 07/14/26^	1,800,000	1,749,592
(Variable, 1.85% - Euribor 3M), 1.38%, 09/03/26(E) ^	1,500,000	1,318,990

	Par	Value
(Variable, U.S. SOFR + 1.87%), 2.13%, 11/24/26^	$450,000	$382,526
(Variable, 2.05% - Euribor 3M), 1.75%, 11/19/30(E) ^	1,700,000	1,262,926
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.98%), 5.88%, 05/23/42 144A ^	1,200,000	1,136,874
Volkswagen Bank GmbH
1.88%, 01/31/24(E)	1,100,000	1,052,605
		9,297,235
Hong Kong — 0.0%
AIA Group, Ltd.
3.90%, 04/06/28 144A	200,000	187,793
Hungary — 0.0%
Hungary Government International Bond
5.50%, 06/16/34 144A Δ	330,000	279,693
India — 0.1%
Adani Green Energy UP, Ltd.
6.25%, 12/10/24Δ	1,700,000	1,552,525
Indonesia — 0.1%
Indonesia Government International Bond
3.05%, 03/12/51Δ	490,000	326,076
3.35%, 03/12/71Δ	240,000	148,124
Perusahaan Penerbit SBSN Indonesia III
2.55%, 06/09/31 144A	590,000	482,325
		956,525
Ireland — 0.4%
AerCap Ireland Capital DAC
3.30%, 01/23/23	525,000	522,153
4.88%, 01/16/24	350,000	344,566
3.15%, 02/15/24	330,000	317,175
6.50%, 07/15/25	290,000	289,683
2.45%, 10/29/26	1,160,000	980,021
3.00%, 10/29/28	1,480,000	1,188,225
3.30%, 01/30/32	1,375,000	1,035,760
AIB Group PLC
4.75%, 10/12/23 144A	950,000	937,758
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	250,000	224,305
Johnson Controls International PLC
4.90%, 12/01/32	200,000	189,443
SMBC Aviation Capital Finance DAC
4.13%, 07/15/23 144A	900,000	889,756
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31Δ	843,000	663,644
		7,582,489
Isle of Man — 0.0%
Sasol Financing International, Ltd.
4.50%, 11/14/22	370,000	368,596
	Par	Value
Israel — 0.5%
Bank of Israel Bill - Makam
0.00%, 10/07/22(ZC) »	$15,800,000	$4,441,500
0.74%, 04/05/23(ZC) Ω	6,600,000	1,837,174
Israel Government International Bond
3.25%, 01/17/28	1,500,000	1,414,965
2.75%, 07/03/30	2,060,000	1,828,147
3.38%, 01/15/50	430,000	319,539
		9,841,325
Italy — 0.3%
Intesa Sanpaolo SpA
3.38%, 01/12/23 144A	220,000	218,807
5.02%, 06/26/24 144A	1,310,000	1,222,428
3.25%, 09/23/24 144A	1,400,000	1,319,289
5.71%, 01/15/26 144A	200,000	182,112
UniCredit SpA
7.83%, 12/04/23 144A	3,100,000	3,126,549
		6,069,185
Japan — 0.9%
Japan Finance Organization for Municipalities
2.13%, 10/25/23 144A	2,200,000	2,148,334
Mitsubishi UFJ Financial Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.13%), 3.84%, 04/17/26^	270,000	258,661
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 4.08%, 04/19/28Δ ^	270,000	251,687
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%), 5.13%, 07/20/33^	1,250,000	1,169,484
4.29%, 07/26/38	30,000	25,792
Mizuho Financial Group, Inc.
(Variable, ICE LIBOR USD 3M + 0.83%), 2.23%, 05/25/26^	1,600,000	1,452,730
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.05%), 5.41%, 09/13/28Δ ^	1,700,000	1,663,962
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.25%), 3.26%, 05/22/30^	2,100,000	1,764,750
Nissan Motor Co., Ltd.
3.04%, 09/15/23 144A	330,000	320,984
3.52%, 09/17/25 144A	3,210,000	2,955,084
4.35%, 09/17/27 144A	770,000	664,758
Nomura Holdings, Inc.
2.61%, 07/14/31	270,000	200,611
Sumitomo Mitsui Financial Group, Inc.
4.44%, 04/02/24 144A	1,050,000	1,031,574
1.90%, 09/17/28	2,300,000	1,853,424
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/30	700,000	554,362
		16,316,197
Jersey — 0.0%
Galaxy Pipeline Assets Bidco, Ltd.
2.94%, 09/30/40	908,538	693,317

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Kazakhstan — 0.0%
KazMunayGas National Co. JSC
5.38%, 04/24/30 144A	$200,000	$159,013
Luxembourg — 0.0%
ArcelorMittal SA
7.00%, 10/15/39Δ	70,000	65,955
Mexico — 1.0%
Mexican Bonos
7.75%, 11/23/34(M)	15,250,000	653,570
7.75%, 11/13/42(M)	259,825,200	10,711,798
8.00%, 11/07/47(M)	55,770,000	2,337,234
Mexico City Airport Trust
3.88%, 04/30/28 144A	360,000	297,738
5.50%, 07/31/47Δ	200,000	125,247
Mexico Government International Bond
2.66%, 05/24/31Δ	760,000	584,580
4.75%, 04/27/32Δ	2,300,000	2,069,685
3.50%, 02/12/34	2,011,000	1,533,112
4.28%, 08/14/41	200,000	145,967
3.77%, 05/24/61	702,000	416,748
Orbia Advance Corporation SAB de CV
1.88%, 05/11/26 144A	350,000	296,447
2.88%, 05/11/31 144A	520,000	379,326
Petroleos Mexicanos
6.88%, 08/04/26	200,000	180,390
6.63%, 06/15/35	19,000	12,155
6.38%, 01/23/45	370,000	205,204
		19,949,201
Netherlands — 1.0%
ABN AMRO Bank NV
4.75%, 07/28/25 144A	200,000	192,628
(Variable, 4.67% - EUR Swap Rate 5Y), 4.38%, 09/22/25(E) ρ Δ ^	400,000	334,021
Cooperatieve Rabobank UA
4.38%, 08/04/25	670,000	640,871
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 1.34%, 06/24/26 144A ^	810,000	718,582
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.22%), 3.65%, 04/06/28 144A Δ ^	280,000	254,226
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.66%, 08/22/28 144A ^	2,300,000	2,172,056
Deutsche Telekom International Finance BV
8.75%, 06/15/30	35,000	40,150
Enel Finance International NV
1.88%, 07/12/28 144A	1,150,000	895,472
5.00%, 06/15/32 144A	1,200,000	1,025,050
2.88%, 07/12/41 144A	2,300,000	1,316,139
	Par	Value
Equate Petrochemical BV
4.25%, 11/03/26 144A	$520,000	$491,404
ING Groep NV
4.63%, 01/06/26 144A	1,600,000	1,540,364
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.40%, 07/01/26 144A Δ ^	1,000,000	883,892
JDE Peet's NV
1.38%, 01/15/27 144A	475,000	393,073
NXP BV
2.70%, 05/01/25	1,870,000	1,736,007
3.88%, 06/18/26	1,500,000	1,401,766
3.40%, 05/01/30	250,000	208,710
2.50%, 05/11/31	200,000	150,604
Petrobras Global Finance BV
6.00%, 01/27/28Δ	1,590,000	1,537,075
6.85%, 06/05/15π	550,000	430,203
Prosus NV
3.68%, 01/21/30 144A	200,000	150,095
3.06%, 07/13/31 144A	1,120,000	770,641
4.03%, 08/03/50 144A	220,000	122,988
3.83%, 02/08/51 144A Δ	420,000	233,894
Shell International Finance BV
2.88%, 05/10/26	240,000	223,801
4.13%, 05/11/35	30,000	26,370
4.55%, 08/12/43	120,000	104,325
4.38%, 05/11/45	660,000	556,213
4.00%, 05/10/46	330,000	263,513
3.25%, 04/06/50Δ	310,000	218,703
		19,032,836
New Zealand — 0.0%
ASB Bank, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.25%), 5.28%, 06/17/32 144A ^	600,000	564,594
Nigeria — 0.0%
Nigeria Government International Bond
7.14%, 02/23/30	690,000	452,502
7.88%, 02/16/32	520,000	336,118
		788,620
Norway — 0.0%
Aker BP ASA
2.00%, 07/15/26 144A	650,000	561,438
Equinor ASA
1.75%, 01/22/26	65,000	58,510
		619,948
Panama — 0.0%
Panama Government International Bond
2.25%, 09/29/32	890,000	628,860

	Par	Value
4.50%, 04/16/50	$250,000	$174,798
		803,658
Paraguay — 0.0%
Paraguay Government International Bond
3.85%, 06/28/33 144A	240,000	189,396
Peru — 0.2%
Peruvian Government International Bond
8.20%, 08/12/26	7,000,000	1,819,918
6.35%, 08/12/28(ZB)	6,100,000	1,393,754
2.78%, 01/23/31	320,000	254,172
5.63%, 11/18/50	330,000	312,136
2.78%, 12/01/60	10,000	5,463
3.23%, 07/28/21~ Δ	50,000	27,229
		3,812,672
Qatar — 0.1%
Qatar Energy
3.13%, 07/12/41 144A	200,000	146,330
3.30%, 07/12/51 144A	200,000	142,484
Qatar Government International Bond
3.38%, 03/14/24 144A	560,000	549,150
5.10%, 04/23/48	1,000,000	971,240
		1,809,204
Romania — 0.2%
Romanian Government International Bond
3.00%, 02/27/27 144A	2,670,000	2,262,724
3.62%, 05/26/30(E) 144A	250,000	185,064
3.00%, 02/14/31 144A	130,000	92,808
2.00%, 01/28/32(E) 144A	70,000	42,393
2.00%, 04/14/33(E)	2,400,000	1,400,686
3.38%, 01/28/50(E) 144A	60,000	30,464
3.38%, 01/28/50(E)	70,000	35,542
		4,049,681
Russia — 0.3%
Russian Federal Bond - OFZ
7.00%, 08/16/23(Q) Ψ †††	52,440,000	287,462
7.75%, 09/16/26(Q) Ψ †††	9,710,000	53,228
8.15%, 02/03/27(Q) Ψ †††	87,410,000	479,158
7.05%, 01/19/28(Q) Ψ †††	110,471,000	605,572
6.90%, 05/23/29(Q) Ψ †††	455,677,000	2,497,897
7.25%, 05/10/34(Q) Ψ †††	48,570,000	266,247
7.70%, 03/16/39(Q) Ψ †††	135,260,000	741,458
		4,931,022
Saudi Arabia — 0.1%
Saudi Arabian Oil Co.
3.50%, 04/16/29	1,130,000	1,022,630
Singapore — 0.0%
Greenko Power II, Ltd.
4.30%, 12/13/28 144A	195,500	154,201
	Par	Value
South Africa — 0.0%
Republic of South Africa Government International Bond
4.30%, 10/12/28	$280,000	$233,700
5.88%, 04/20/32	360,000	298,294
7.30%, 04/20/52	370,000	283,163
		815,157
South Korea — 0.0%
Korea Development Bank (The)
2.00%, 02/24/25Δ	220,000	206,658
Korea Hydro & Nuclear Power Co., Ltd.
4.25%, 07/27/27 144A	250,000	241,098
		447,756
Spain — 0.2%
Banco Santander SA
3.85%, 04/12/23	400,000	397,167
2.75%, 05/28/25	2,200,000	2,014,044
3.31%, 06/27/29	400,000	340,002
2.75%, 12/03/30	200,000	141,686
Cellnex Finance Co. SA
1.25%, 01/15/29(E)	500,000	364,028
Telefonica Emisiones SA
5.21%, 03/08/47	400,000	305,324
		3,562,251
Supranational — 0.1%
African Export-Import Bank (The)
3.80%, 05/17/31 144A	250,000	202,688
Asian Development Bank
6.55%, 01/26/25(S)	34,000,000	1,810,308
		2,012,996
Sweden — 0.0%
Swedbank AB
1.30%, 06/02/23 144A	330,000	322,258
Switzerland — 0.8%
Credit Suisse AG
6.50%, 08/08/23 144A	225,000	222,703
2.95%, 04/09/25	665,000	612,320
Credit Suisse Group AG
(Variable, ICE LIBOR USD 3M + 1.24%), 4.21%, 06/12/24 144A ^	2,100,000	2,058,956
(Variable, U.S. SOFR + 1.56%), 2.59%, 09/11/25 144A ^	250,000	227,605
(Variable, USD ICE Swap Rate 5Y + 4.33%), 7.25%, 09/12/25 144A ρ Δ ^	400,000	306,027
4.55%, 04/17/26	1,390,000	1,280,438
(Variable, U.S. SOFR + 2.04%), 2.19%, 06/05/26 144A ^	610,000	530,912

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 6.38%), 9.75%, 06/23/27 144A ρ Δ ^	$1,270,000	$1,248,892
4.28%, 01/09/28 144A	1,800,000	1,530,727
(Variable, ICE LIBOR USD 3M + 1.41%), 3.87%, 01/12/29 144A ^	425,000	347,252
(Variable, U.S. SOFR + 3.73%), 4.19%, 04/01/31 144A ^	630,000	496,310
(Variable, U.S. SOFR + 1.73%), 3.09%, 05/14/32 144A ^	755,000	530,914
(Variable, U.S. SOFR + 3.92%), 6.54%, 08/12/33 144A ^	3,900,000	3,510,074
UBS AG
4.50%, 06/26/48 144A	280,000	228,022
UBS Group AG
(Variable, USD Swap 5Y + 4.34%), 7.00%, 01/31/24 144A ρ ^	840,000	796,908
4.25%, 03/23/28 144A	760,000	700,230
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 2.75%, 02/11/33 144A ^	395,000	293,984
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.40%), 4.99%, 08/05/33 144A ^	600,000	540,003
		15,462,277
United Arab Emirates — 0.1%
Abu Dhabi Government International Bond
2.50%, 10/11/22 144A	410,000	409,758
3.88%, 04/16/50 144A	260,000	212,666
DP World, Ltd.
5.63%, 09/25/48 144A	620,000	544,432
		1,166,856
United Kingdom — 1.1%
Anglo American Capital PLC
3.63%, 09/11/24 144A	700,000	677,525
4.00%, 09/11/27 144A	220,000	201,547
Barclays Bank PLC
7.63%, 11/21/22	415,000	415,033
Barclays PLC
(Variable, U.S. SOFR + 2.71%), 2.85%, 05/07/26^	800,000	726,899
(Variable, ICE LIBOR USD 3M + 1.90%), 4.97%, 05/16/29^	1,760,000	1,586,317
(Variable, ICE LIBOR USD 3M + 3.05%), 5.09%, 06/20/30^	1,450,000	1,262,470
British Telecommunications PLC
3.25%, 11/08/29 144A	472,000	385,698
9.63%, 12/15/30	45,000	52,069
CK Hutchison International 21, Ltd.
2.50%, 04/15/31 144A Δ	200,000	162,297
CSL Finance PLC
3.85%, 04/27/27 144A	150,000	142,149
	Par	Value
4.25%, 04/27/32 144A	$685,000	$626,227
Hammerson PLC REIT
3.50%, 10/27/25(U)	100,000	92,598
HSBC Holdings PLC
(Floating, ICE LIBOR USD 3M + 1.00%), 3.96%, 05/18/24†	300,000	296,461
(Variable, ICE LIBOR USD 3M + 1.21%), 3.80%, 03/11/25^	625,000	604,457
4.25%, 08/18/25	220,000	208,967
(Variable, U.S. SOFR + 1.54%), 1.65%, 04/18/26^	1,050,000	934,610
(Variable, U.S. SOFR + 1.93%), 2.10%, 06/04/26^	370,000	331,652
(Variable, ICE LIBOR USD 3M + 1.53%), 4.58%, 06/19/29^	310,000	276,776
4.95%, 03/31/30Δ	200,000	184,052
(Variable, U.S. SOFR + 1.41%), 2.87%, 11/22/32^	440,000	321,134
(Variable, U.S. SOFR + 2.53%), 4.76%, 03/29/33^	580,000	476,942
6.50%, 09/15/37	120,000	113,390
Lloyds Bank PLC
0.00%, 04/02/32 STEP	2,000,000	1,222,445
Lloyds Banking Group PLC
3.90%, 03/12/24	210,000	205,665
4.38%, 03/22/28	2,400,000	2,185,171
4.55%, 08/16/28	230,000	209,863
Nationwide Building Society
4.85%, 07/27/27 144A	650,000	618,027
NatWest Group PLC
(Variable, ICE LIBOR USD 3M + 1.55%), 4.52%, 06/25/24^	2,205,000	2,179,525
(Variable, ICE LIBOR USD 3M + 1.76%), 4.27%, 03/22/25^	1,215,000	1,182,095
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.10%), 3.75%, 11/01/29^	200,000	184,803
Royalty Pharma PLC
1.20%, 09/02/25	1,450,000	1,283,203
Santander UK Group Holdings PLC
(Variable, U.S. SOFR + 1.48%), 2.90%, 03/15/32^	1,200,000	894,817
Society of Lloyd's
4.75%, 10/30/24(U)	100,000	104,750
Virgin Media Secured Finance PLC
5.50%, 05/15/29 144A	210,000	180,294
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 144A	400,000	304,000
4.75%, 07/15/31 144A Δ	220,000	170,267
Vodafone Group PLC
4.38%, 05/30/28	340,000	320,449
		21,324,644

	Par	Value
Uruguay — 0.0%
Uruguay Government International Bond
4.38%, 01/23/31Δ	$200,000	$191,810
Total Foreign Bonds (Cost $248,744,345)		203,559,824
LOAN AGREEMENTS — 0.9%
1011778 B.C. Unlimited Liability Co. Term B-4 Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 4.87%, 11/19/26†	116,700	111,876
Ali Group North America Corporation Initial Tranche B Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 5.15%, 07/30/29†	136,333	131,868
APi Group DE, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 2.50%), 3.12%, 10/01/26†	216,062	211,146
Ascend Performance Materials Operations LLC 2021 Refinancing Term Loan
0.00%, 08/27/26†	598,481	587,484
Asurion LLC New B-7 Term Loan
(Floating, ICE LIBOR USD 1M + 3.00%), 6.12%, 11/03/24†	260,432	244,318
Asurion LLC New B-9 Term Loan
(Floating, ICE LIBOR USD 1M + 3.25%), 6.37%, 07/31/27†	236,400	200,113
athenahealth Group, Inc. Initial DDTL
0.00%, 02/15/29† ≈	152,174	136,728
athenahealth Group, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 6.58%, 02/15/29†	897,826	806,697
Avolon TLB Borrower 1 LLC Term B-5 Loan
(Floating, ICE LIBOR USD 1M + 2.25%, 0.50% Floor), 5.26%, 12/01/27†	176,850	172,694
BCPE Empire Holdings, Inc. Amendment No.3 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.63%, 0.50% Floor), 7.76%, 06/11/26†	497,500	477,289
Brookfield WEC Holdings, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%, 0.50% Floor), 5.87%, 08/01/25†	137,550	131,860
Brown Group Holding LLC Incremental Term B-2 Facility
(Floating, ICE CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 6.78%, 07/02/29†	600,000	583,248
Brown Group Holding LLC Initial Term Loan
(Floating, ICE LIBOR USD 1M + 2.50%, 0.50% Floor), 5.62%, 06/07/28†	316,575	301,669
	Par	Value
Cast & Crew LLC Initial Term Loan
(Floating, ICE LIBOR USD 1M + 3.50%), 6.62%, 02/09/26†	$249,354	$243,744
Castlelake Aviation One Designated Activity Co. Initial Term Loan
(Floating, ICE LIBOR USD 3M + 2.75%, 0.50% Floor), 6.04%, 10/22/26†	137,754	133,421
Charter Communications Operating LLC Term B-1 Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 4.87%, 04/30/25†	151,110	148,789
Charter Communications Operating LLC Term B-2 Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 4.87%, 02/01/27†	127,374	122,862
Citadel Securities LP Term B-1 Loan
(Floating, ICE CME Term SOFR USD 1M + 3.00%), 6.15%, 02/02/28†	550,000	545,187
Clarios Global LP Amendment No. 1 Dollar Term Loan
(Floating, ICE LIBOR USD 1M + 3.25%), 6.37%, 04/30/26†	608,332	577,283
Cloudera, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 3.75%, 0.50% Floor), 6.87%, 10/08/28†	218,900	193,179
Coherent Corporation Initial Term B Loan
(Floating, ICE LIBOR USD 1M + 2.75%, 0.50% Floor), 5.31%, 07/02/29†	520,000	504,834
CSC Holdings LLC October 2018 Incremental Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%), 5.07%, 01/15/26†	128,338	120,477
DCert Buyer, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 3M + 4.00%), 6.90%, 10/16/26†	430,100	411,522
DCG Acquisition Corporation Term Loan B
(Floating, ICE LIBOR USD 1M + 4.50%), 7.62%, 09/30/26†	298,485	279,331
Del Monte Foods, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.25%, 0.50% Floor), 7.37%, 05/16/29†	600,000	576,249
Energizer Holdings, Inc. 2020 Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%, 0.50% Floor), 5.31%, 12/22/27†	137,900	132,212
EyeCare Partners LLC Amendment No. 1 Term Loan
(Floating, ICE LIBOR USD 3M + 3.75%, 0.50% Floor), 7.42%, 11/15/28†	597,000	559,687

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
EyeCare Partners LLC Initial Term Loan
(Floating, ICE LIBOR USD 3M + 3.75%), 7.42%, 02/18/27†	$400,375	$364,592
First Brands Group LLC 2021 Term Loan
(Floating, ICE CME Term SOFR USD 6M + 5.00%, 1.00% Floor), 8.37%, 03/30/27†	596,970	575,927
Focus Financial Partners LLC Tranche B-3 Term Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 5.12%, 07/03/24†	84,958	83,035
Four Seasons Holdings, Inc. Term Loan 2013
(Floating, ICE LIBOR USD 1M + 2.00%), 5.12%, 11/30/23†	96,096	95,778
Froneri International Limited Facility B2
(Floating, ICE LIBOR USD 1M + 2.25%), 5.37%, 01/29/27†	263,925	249,772
Genesee & Wyoming, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 3M + 2.00%), 5.67%, 12/30/26†	58,650	57,184
Global Medical Response, Inc. 2021 Refinancing Term Loan
(Floating, ICE LIBOR USD 1M + 4.25%, 1.00% Floor), 6.81%, 10/02/25†	595,336	519,133
Hilton Worldwide Finance LLC Refinanced Series B-2 Term Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 4.83%, 06/22/26†	68,355	66,205
Hudson River Trading LLC Term Loan
(Floating, ICE CME Term SOFR USD 3M + 3.00%), 6.16%, 03/20/28†	325,050	295,349
iHeartCommunications, Inc. New Term Loan
(Floating, ICE LIBOR USD 1M + 3.00%), 6.12%, 05/01/26†	167,519	157,797
Jane Street Group LLC Dollar Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%), 5.87%, 01/26/28†	43,721	42,023
Level 3 Financing, Inc. Tranche B 2027 Term Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 4.87%, 03/01/27†	176,647	168,215
LifePoint Health, Inc. Term B Loan
(Floating, ICE LIBOR USD 1M + 3.75%), 6.87%, 11/16/25†	57,463	53,574
LTI Holdings, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 3.25%), 6.37%, 09/06/25†	596,891	553,915
Mileage Plus Holdings LLC Initial Term Loan
(Floating, ICE LIBOR USD 3M + 5.25%, 1.00% Floor), 8.78%, 06/21/27†	1,432,600	1,442,578
	Par	Value
New Trojan Parent, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 3.25%, 0.50% Floor), 6.01%, 01/06/28†	$446,573	$355,025
(Floating, ICE LIBOR USD 1M + 3.25%, 0.50% Floor), 6.37%, 01/06/28†	50,909	40,472
Nexstar Media, Inc. Term B-4 Loan
(Floating, ICE LIBOR USD 1M + 2.50%), 5.62%, 09/18/26†	278,020	274,892
PECF USS Intermediate Holding III Corporation Initial Term Loan
(Floating, ICE LIBOR USD 1M + 4.25%, 0.50% Floor), 7.37%, 12/15/28†	397,995	340,948
Pelican Products, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 3M + 4.25%, 0.50% Floor), 7.92%, 12/29/28†	51,760	47,749
(Floating, ICE LIBOR USD 3M + 4.25%, 0.50% Floor), 8.42%, 12/29/28†	47,739	44,039
Rackspace Technology Global, Inc. 2021 Term B Loan
(Floating, ICE LIBOR USD 3M + 2.75%, 0.75% Floor), 5.62%, 02/15/28†	157,401	113,182
Setanta Aircraft Leasing DAC Loan
(Floating, ICE LIBOR USD 3M + 2.00%), 5.67%, 11/05/28†	680,000	665,550
TransDigm, Inc. Tranche F Refinancing Term Loan
(Floating, ICE LIBOR USD 3M + 2.25%), 5.92%, 12/09/25†	29,394	28,234
UFC Holdings LLC Term B-3 Loan
(Floating, ICE LIBOR USD 3M + 2.75%, 0.75% Floor), 5.52%, 04/29/26†	345,368	332,848
Univision Communications, Inc. 2021 Replacement Converted First-Lien Term Loan
(Floating, ICE LIBOR USD 1M + 3.25%, 0.75% Floor), 6.37%, 03/15/26†	108,598	103,321
USIC Holdings, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 3.50%, 0.75% Floor), 6.62%, 05/12/28†	448,867	421,982
Verscend Holding Corporation Term B-1 Loan
(Floating, ICE LIBOR USD 1M + 4.00%), 7.12%, 08/27/25†	206,299	200,626
VFH Parent LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.00%, 0.50% Floor), 6.12%, 01/13/29†	280,000	269,063
Total Loan Agreements (Cost $17,300,268)		16,608,775

	Par	Value
MORTGAGE-BACKED SECURITIES — 37.2%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A
(Floating, ICE LIBOR USD 1M + 0.88%, 0.88% Floor), 3.59%, 09/15/34 144A †	$1,200,000	$1,169,622
3650R Commercial Mortgage Trust, Series 2021-PF1, Class AS
2.78%, 11/15/54	750,000	595,371
Alba PLC, Series 2007-1, Class A3
(Floating, SONIA Interest Rate + 0.29%), 2.43%, 03/17/39(U) †	478,104	508,421
Alternative Loan Trust, Series 2006-OA11, Class A1B
(Floating, ICE LIBOR USD 1M + 0.38%, 0.38% Floor), 3.46%, 09/25/46†	169,672	159,690
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A5
2.76%, 05/15/53 144A	1,300,000	1,090,354
AREIT LLC, Series 2022-CRE7, Class A
(Floating, CME Term SOFR 1M + 2.24%, 2.24% Floor), 5.26%, 06/17/39 144A †	1,440,000	1,421,450
AREIT Trust, Series 2021-CRE5, Class A
(Floating, ICE LIBOR USD 1M + 1.08%, 1.08% Floor), 4.07%, 11/17/38 144A †	2,428,246	2,352,057
Atlas Funding PLC, Series 2021-1, Class A
(Floating, SONIA Interest Rate + 0.90%), 2.64%, 07/25/58(U) †	1,421,766	1,580,441
BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC, Class A
2.63%, 01/15/32 144A	2,000,000	1,728,406
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class A
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 3.87%, 09/15/38 144A †	2,300,000	2,197,767
Banc of America Funding Trust, Series 2005-D, Class A1
3.26%, 05/25/35† γ	208,648	202,394
Banc of America Mortgage Trust, Series 2004-F, Class 1A1
3.68%, 07/25/34† γ	22,444	21,151
BANK, Series 2017-BNK9, Class XA
0.90%, 11/15/54† IO γ	7,981,191	252,078
BANK, Series 2018-BNK14, Class D
3.00%, 09/15/60 144A	250,000	178,640
BANK, Series 2019-BNK19, Class D
3.00%, 08/15/61 144A	100,000	70,226
BANK, Series 2021-BN32, Class C
3.37%, 04/15/54† γ	300,000	225,409
	Par	Value
BANK, Series 2022-BNK40, Class A4
3.51%, 03/15/64† γ	$2,100,000	$1,829,071
BANK, Series 2022-BNK43, Class A5
4.40%, 08/15/55	1,000,000	944,233
BBCCRE Trust, Series 2015-GTP, Class A
3.97%, 08/10/33 144A	1,600,000	1,494,028
BBCCRE Trust, Series 2015-GTP, Class D
4.72%, 08/10/33 144A † γ	390,000	343,954
BBCMS Mortgage Trust, Series 2018-C2, Class A5
4.31%, 12/15/51	1,700,000	1,614,988
BBCMS Mortgage Trust, Series 2020-C6, Class ASB
2.60%, 02/15/53	1,800,000	1,604,183
BBCMS Mortgage Trust, Series 2021-C9, Class A5
2.30%, 02/15/54	600,000	482,352
BBCMS Mortgage Trust, Series 2022-C17, Class AS
4.97%, 09/15/55	850,000	798,383
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2
3.00%, 05/25/35† γ	74,667	70,896
Bear Stearns ARM Trust, Series 2002-11, Class 1A1
2.55%, 02/25/33† γ	3,972	3,876
Bear Stearns Structured Products, Inc. Trust, Series 2007-R6, Class 1A1
3.43%, 01/26/36† γ	244,677	200,772
Bellemeade Re, Ltd., Series 2021-2A, Class M1B
(Floating, U.S. 30-Day Average SOFR + 1.50%, 1.50% Floor), 3.78%, 06/25/31 144A †	310,000	300,052
Benchmark Mortgage Trust, Series 2019-B9, Class A5
4.02%, 03/15/52	1,800,000	1,673,686
Benchmark Mortgage Trust, Series 2020-B20, Class XA
1.73%, 10/15/53† IO γ	3,487,232	278,051
Benchmark Mortgage Trust, Series 2021-B28, Class XA
1.40%, 08/15/54† IO γ	3,858,081	287,665
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1
5.11%, 07/25/62 144A	305,818	298,582
BWAY Mortgage Trust, Series 2021-1450, Class A
(Floating, ICE LIBOR USD 1M + 1.25%, 1.25% Floor), 4.07%, 09/15/36 144A †	2,300,000	2,255,563

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
BX Commercial Mortgage Trust, Series 2019-XL, Class F
(Floating, ICE LIBOR USD 1M + 2.00%, 2.00% Floor), 4.82%, 10/15/36 144A †	$1,249,500	$1,201,477
BX Commercial Mortgage Trust, Series 2021-21M, Class A
(Floating, ICE LIBOR USD 1M + 0.73%, 0.73% Floor), 3.55%, 10/15/36 144A †	2,300,000	2,200,230
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D
(Floating, ICE LIBOR USD 1M + 1.65%, 1.65% Floor), 4.47%, 09/15/36 144A †	1,350,000	1,257,135
CFMT LLC Series 2022-HB9, Class A
3.25%, 09/25/37 144A	1,250,000	1,136,612
CFMT LLC, Series 2022-HB8, Class M2
3.75%, 04/25/25 144A Ψ	2,500,000	2,275,458
CHL Mortgage Pass-Through Trust, Series 2003-58, Class 2A2
2.60%, 02/19/34† γ	122,426	119,839
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class B
4.18%, 07/10/47	370,000	354,180
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class D
3.11%, 04/10/48 144A	550,000	469,510
Citigroup Commercial Mortgage Trust, Series 2019-C7, Class E
2.75%, 12/15/72 144A	330,000	213,050
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class A5
2.87%, 08/10/56	1,450,000	1,246,635
Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A
(Floating, ICE LIBOR USD 1M + 1.18%, 1.18% Floor), 4.00%, 10/15/36 144A †	2,300,000	2,255,687
Citigroup Mortgage Loan Trust, Series 2022-A, Class A1
(Step to 9.17% on 09/25/25), 6.17%, 09/25/62 144A STEP	1,195,390	1,190,886
Cold Storage Trust, Series 2020-ICE5, Class A
(Floating, ICE LIBOR USD 1M + 0.90%, 0.90% Floor), 3.72%, 11/15/37 144A †	648,774	632,754
COMM Mortgage Trust, Series 2013-CR12, Class AM
4.30%, 10/10/46	50,000	48,553
COMM Mortgage Trust, Series 2013-CR12, Class B
4.76%, 10/10/46	40,000	37,730
COMM Mortgage Trust, Series 2013-CR12, Class C
5.22%, 10/10/46† γ	20,000	13,863
COMM Mortgage Trust, Series 2013-CR6, Class B
3.40%, 03/10/46 144A	390,000	385,414
	Par	Value
COMM Mortgage Trust, Series 2014-277P, Class A
3.73%, 08/10/49 144A † γ	$160,000	$152,166
COMM Mortgage Trust, Series 2014-UBS6, Class A5
3.64%, 12/10/47	2,400,000	2,312,655
COMM Mortgage Trust, Series 2015-DC1, Class C
4.44%, 02/10/48† γ	80,000	73,666
COMM Mortgage Trust, Series 2020-CX, Class B
2.45%, 11/10/46 144A	1,060,000	806,152
Connecticut Avenue Securities Trust, Series 2018-R07, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.40%), 5.48%, 04/25/31 144A †	47,201	47,039
Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.30%, 2.30% Floor), 5.38%, 08/25/31 144A †	38,255	38,164
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.55%), 3.83%, 10/25/41 144A †	279,000	265,400
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.65%, 1.65% Floor), 3.93%, 12/25/41 144A †	245,000	223,680
Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 3.00%), 5.28%, 01/25/42 144A †	430,000	393,847
CRSNT Trust, Series 2021-MOON, Class A
(Floating, ICE LIBOR USD 1M + 0.82%, 0.82% Floor), 3.64%, 04/15/36 144A †	2,500,000	2,391,429
CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A3
2.81%, 03/15/54	800,000	669,051
CSAIL Commercial Mortgage Trust, Series 2021-C20, Class C
3.85%, 03/15/54† γ	300,000	234,176
CSMC Trust, Series 2010-16, Class B9
3.32%, 06/25/50 144A † γ	2,092,765	1,670,922
CSMC Trust, Series 2018-J1, Class A2
3.50%, 02/25/48 144A † γ	963,528	852,268
CSMC Trust, Series 2021-JR2, Class A1
2.22%, 11/25/61 144A † γ	1,265,597	1,203,097
CSMC, Series 2017-TIME, Class A
3.65%, 11/13/39 144A	530,000	449,789
CSMC, Series 2020-FACT, Class D
(Floating, ICE LIBOR USD 1M + 3.71%, 3.71% Floor), 6.53%, 10/15/37 144A †	670,000	634,387

	Par	Value
CSMC, Series 2020-NET, Class A
2.26%, 08/15/37 144A	$1,957,668	$1,773,729
CSMC, Series 2020-NET, Class B
2.82%, 08/15/37 144A	650,000	587,386
CSMC, Series 2021-ADV, Class A
(Floating, ICE LIBOR USD 1M + 1.40%, 1.40% Floor), 4.22%, 07/15/38 144A †	2,600,000	2,496,062
CSMC, Series 2021-NQM8, Class A1
1.84%, 10/25/66 144A † γ	305,531	257,175
CSWF, Series 2021-SOP2, Class A
(Floating, ICE LIBOR USD 1M + 0.97%, 0.97% Floor), 3.79%, 06/15/34 144A †	1,551,053	1,499,168
DBJPM Mortgage Trust, Series 2016-C3, Class A4
2.63%, 08/10/49	310,000	282,568
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 3A1
3.45%, 02/25/36† γ	502,389	374,202
DOLP Trust, Series 2021-NYC, Class A
2.96%, 05/10/41 144A	3,400,000	2,738,355
ELP Commercial Mortgage Trust, Series 2021-ELP, Class A
(Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor), 3.52%, 11/15/38 144A †	840,000	801,484
EQUS Mortgage Trust, Series 2021-EQAZ, Class A
(Floating, ICE LIBOR USD 1M + 0.75%, 0.76% Floor), 3.57%, 10/15/38 144A †	1,100,000	1,047,183
Eurohome UK Mortgages PLC, Series 2007-1, Class A
(Floating, ICE LIBOR GBP 3M + 0.15%), 2.89%, 06/15/44(U) †	1,031,246	1,122,100
Extended Stay America Trust, Series 2021-ESH, Class A
(Floating, ICE LIBOR USD 1M + 1.08%, 1.08% Floor), 3.90%, 07/15/38 144A †	6,659,017	6,460,704
Fannie Mae Connecticut Avenue Securities, Series 2017-C04, Class 2M2
(Floating, ICE LIBOR USD 1M + 2.85%), 5.93%, 11/25/29†	476,672	480,095
Federal Home Loan Mortgage Corporation
8.00%, 08/01/24	164	166
5.50%, 02/01/27	8,310	8,285
4.50%, 10/01/29	690	673
7.50%, 11/01/29	1,504	1,589
7.50%, 12/01/29	1,663	1,749
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.23%, 2.23% Floor, 11.36% Cap), 4.23%, 07/01/31†	2,091	2,070
7.50%, 11/01/31	6,338	6,343
(Floating, ICE LIBOR USD 1Y + 1.98%, 1.98% Floor, 10.60% Cap), 3.35%, 04/01/32†	208	206
	Par	Value
3.50%, 08/01/33	$334,126	$314,254
5.00%, 08/01/33	1,951	1,966
5.00%, 09/01/33	333	335
5.00%, 10/01/33	1,133	1,140
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.37%, 2.37% Floor, 9.23% Cap), 2.68%, 03/01/34†	566	555
5.00%, 12/01/34	22,686	22,833
5.50%, 05/01/35	34,174	34,076
5.00%, 07/01/35	1,554	1,569
5.00%, 11/01/35	42,144	42,315
5.50%, 11/01/35	7,968	7,979
5.00%, 12/01/35	4,656	4,635
5.00%, 02/01/37	5,030	5,080
5.50%, 07/01/37	11,298	11,694
3.50%, 01/01/38	247,034	230,531
3.00%, 04/01/38	45,030	40,738
5.50%, 04/01/38	2,748	2,845
7.00%, 03/01/39	6,347	6,813
6.50%, 09/01/39	13,483	13,952
4.00%, 02/01/41	17,254	16,455
2.50%, 04/01/41	82,729	71,447
5.00%, 06/01/41	926	932
2.00%, 09/01/41	1,091,105	914,590
1.50%, 10/01/41	74,253	59,447
1.50%, 11/01/41	18,834	15,079
2.00%, 12/01/41	94,265	79,015
2.00%, 02/01/42	286,601	239,876
2.50%, 04/01/42	293,317	251,507
3.50%, 10/01/42	50,369	46,649
4.00%, 10/01/42	16,752	15,909
3.50%, 11/01/42	109,429	100,873
3.50%, 12/01/42	6,667	6,129
3.50%, 01/01/43	16,271	15,015
3.50%, 02/01/43	84,575	78,308
4.00%, 04/01/43	50,065	47,558
3.50%, 05/01/43	183,737	169,117
4.00%, 05/01/43	26,763	25,535
4.00%, 06/01/43	30,386	28,992
4.00%, 07/01/43	104,150	99,250
4.00%, 08/01/43	44,217	42,307
4.50%, 12/01/43	331,711	325,841
3.50%, 02/01/44	24,471	22,588
4.50%, 02/01/44	239,547	235,578
4.50%, 03/01/44	66,145	64,530
3.50%, 03/01/45	238,093	219,581
4.00%, 12/01/45	129,510	123,133
3.50%, 06/01/46	25,563	23,530
4.00%, 09/01/46	140,586	133,554
(Floating, U.S. Treasury Yield Curve Rate CMT 5Y + 1.28%, 1.28% Floor, 7.20% Cap), 2.10%, 03/01/47†	342,089	325,605
3.50%, 04/01/47	4,134,843	3,790,404
3.50%, 06/01/47	25,148	23,012
4.00%, 07/01/47	134,941	128,074
4.00%, 08/01/47	51,475	48,668
3.00%, 09/01/47	603,334	538,034

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
3.50%, 09/01/47	$273,302	$250,210
(Floating, ICE LIBOR USD 1Y + 1.62%, 1.62% Floor, 7.87% Cap), 2.87%, 11/01/47†	258,641	249,325
3.50%, 03/01/48	50,807	46,557
4.00%, 03/01/48	30,696	29,036
3.50%, 06/01/48	154,401	141,354
4.00%, 06/01/48	1,168,579	1,107,861
4.50%, 08/01/48	580,630	567,304
5.00%, 08/01/48	5,817	5,762
3.00%, 09/01/48	85,484	75,692
(Floating, ICE LIBOR USD 1Y + 1.63%, 1.63% Floor, 8.01% Cap), 3.01%, 11/01/48†	965,976	917,954
3.00%, 02/01/49	951,011	848,281
3.50%, 07/01/49	107,160	97,657
4.00%, 07/01/49	142,884	135,069
3.00%, 09/01/49	2,275,373	2,028,745
4.50%, 09/01/49	305,287	294,507
3.00%, 11/01/49	255,405	226,448
3.50%, 12/01/49	262,884	239,133
4.50%, 12/01/49	459,341	441,913
3.00%, 01/01/50	51,803	45,500
(Floating, ICE LIBOR USD 1Y + 1.62%, 1.62% Floor, 8.08% Cap), 3.08%, 02/01/50†	131,953	126,914
4.00%, 03/01/50	3,745,099	3,542,954
4.50%, 03/01/50	9,016,302	8,754,578
3.00%, 05/01/50	63,997	56,665
4.50%, 05/01/50	210,573	202,385
4.50%, 09/01/50	1,551,821	1,503,413
2.00%, 11/01/50	421,312	344,166
2.50%, 11/01/50	394,391	335,195
2.50%, 12/01/50	633,477	539,527
3.00%, 12/01/50	2,757,733	2,427,783
2.50%, 01/01/51	619,440	526,334
2.00%, 02/01/51	1,176,697	963,654
2.50%, 02/01/51	243,502	206,009
2.00%, 03/01/51	1,470,605	1,201,220
2.00%, 04/01/51	324,073	265,524
2.00%, 05/01/51	1,493,212	1,220,966
2.50%, 05/01/51	8,981,781	7,611,070
2.50%, 07/01/51	2,078,541	1,762,211
2.50%, 08/01/51	918,610	778,159
2.00%, 09/01/51	186,040	151,574
2.50%, 09/01/51	2,540,129	2,144,804
2.50%, 10/01/51	297,477	251,152
3.00%, 10/01/51	191,282	168,219
4.00%, 10/01/51	162,106	151,148
2.00%, 11/01/51	759,010	617,652
2.50%, 11/01/51	2,154,348	1,825,502
2.50%, 01/01/52	1,133,977	963,171
3.00%, 01/01/52	471,230	412,514
2.50%, 02/01/52	290,357	245,723
2.50%, 03/01/52	195,161	165,005
4.50%, 03/01/52	206,948	197,900
3.00%, 04/01/52	1,391,272	1,217,036
3.50%, 04/01/52	967,480	877,698
	Par	Value
3.50%, 05/01/52	$193,938	$175,805
4.00%, 05/01/52	688,308	641,352
5.00%, 05/01/52	43,522	43,020
3.00%, 06/01/52	992,022	866,346
4.00%, 06/01/52	1,470,399	1,371,673
4.50%, 06/01/52	293,001	281,305
5.00%, 06/01/52	1,012,432	999,963
3.00%, 07/01/52	1,992,763	1,741,552
4.00%, 07/01/52	299,139	278,283
5.00%, 07/01/52	2,371,284	2,337,426
5.00%, 08/01/52	30,791	30,269
Federal Home Loan Mortgage Corporation Reference REMIC, Series R007
6.00%, 05/15/36	70,858	73,162
Federal Home Loan Mortgage Corporation REMIC, Series 3325
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 6.75% Cap), 3.32%, 06/15/37†	43,591	43,350
Federal Home Loan Mortgage Corporation REMIC, Series 3621
(Floating, 6.23% - ICE LIBOR USD 1M, 6.23% Cap), 3.41%, 01/15/40† IO	99,819	9,643
Federal Home Loan Mortgage Corporation REMIC, Series 3947
(Floating, 5.95% - ICE LIBOR USD 1M, 5.95% Cap), 3.13%, 10/15/41† IO	39,587	3,446
Federal Home Loan Mortgage Corporation REMIC, Series 3973
(Floating, 6.49% - ICE LIBOR USD 1M, 6.49% Cap), 3.67%, 12/15/41† IO	121,533	12,032
Federal Home Loan Mortgage Corporation REMIC, Series 4099
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 3.18%, 08/15/42† IO	79,069	7,649
Federal Home Loan Mortgage Corporation REMIC, Series 4194
3.50%, 04/15/43 IO	113,114	18,228
Federal Home Loan Mortgage Corporation REMIC, Series 4210
3.00%, 05/15/43	105,414	85,123
Federal Home Loan Mortgage Corporation REMIC, Series 4239
3.50%, 06/15/27 IO	76,494	3,675
Federal Home Loan Mortgage Corporation REMIC, Series 4298
4.00%, 04/15/43 IO	27,067	1,395
Federal Home Loan Mortgage Corporation REMIC, Series 4310
(Floating, 5.95% - ICE LIBOR USD 1M, 5.95% Cap), 3.13%, 02/15/44† IO	39,429	3,515

	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 4335
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 3.18%, 05/15/44† IO	$40,888	$3,819
Federal Home Loan Mortgage Corporation REMIC, Series 4415
0.18%, 04/15/41† IO γ	52,106	1,957
Federal Home Loan Mortgage Corporation REMIC, Series 4638
(Floating, ICE LIBOR USD 1M + 0.44%), 2.56%, 07/15/40†	142,789	141,757
Federal Home Loan Mortgage Corporation REMIC, Series 4793
3.00%, 05/15/48	236,568	216,465
3.00%, 06/15/48	152,584	138,390
Federal Home Loan Mortgage Corporation REMIC, Series 4813
3.00%, 08/15/48	113,196	102,240
Federal Home Loan Mortgage Corporation REMIC, Series 4989
(Floating, ICE LIBOR USD 1M + 0.35%), 2.59%, 08/15/40†	586,610	574,213
(Floating, ICE LIBOR USD 1M + 0.35%), 2.72%, 10/15/40†	526,996	519,181
Federal Home Loan Mortgage Corporation REMIC, Series 5010
2.50%, 09/25/50 IO	557,847	86,788
Federal Home Loan Mortgage Corporation REMIC, Series 5013
2.50%, 09/25/50 IO	174,853	27,704
Federal Home Loan Mortgage Corporation REMIC, Series 5018
2.00%, 10/25/50 IO	350,459	48,345
Federal Home Loan Mortgage Corporation REMIC, Series 5040
2.50%, 11/25/50 IO	75,866	11,310
Federal Home Loan Mortgage Corporation REMIC, Series 5059
2.50%, 01/25/51 IO	355,115	57,867
Federal Home Loan Mortgage Corporation REMIC, Series 5140
2.50%, 05/25/49 IO	656,179	91,110
Federal Home Loan Mortgage Corporation REMIC, Series 5224
4.00%, 04/25/52	900,000	820,840
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA3, Class B1
(Floating, ICE LIBOR USD 1M + 5.10%), 8.18%, 06/25/50 144A †	141,627	143,321
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA4, Class B1
(Floating, ICE LIBOR USD 1M + 6.00%), 9.08%, 08/25/50 144A †	176,000	182,218
	Par	Value
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA5, Class B1
(Floating, U.S. 30-Day Average SOFR + 4.80%), 7.08%, 10/25/50 144A †	$540,000	$545,097
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA5, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 3.93%, 01/25/34 144A †	173,666	169,471
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-HQA1, Class B1
(Floating, U.S. 30-Day Average SOFR + 3.00%), 5.28%, 08/25/33 144A †	353,000	289,620
Federal Home Loan Mortgage Corporation STRIP, Series 353
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 3.18%, 12/15/46† IO	184,365	16,739
Federal National Mortgage Association
5.50%, 09/01/23	339	339
5.50%, 10/01/23	99	99
2.81%, 04/01/25	50,000	47,887
(Floating, Enterprise 11th District COFI Index + 1.35%, 1.35% Floor, 12.05% Cap), 2.01%, 07/01/27†	2,747	2,689
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%, 2.13% Floor, 11.80% Cap), 2.79%, 08/01/27†	2,927	2,893
(Floating, Enterprise 11th District COFI Index + 1.25%, 1.25% Floor, 10.45% Cap), 2.02%, 11/01/27 CONV †	1,832	1,788
3.08%, 01/01/28	140,000	132,612
3.16%, 05/01/29	143,379	132,494
3.25%, 05/01/29	19,590	18,304
2.93%, 06/01/30	19,145	17,395
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.38%, 2.38% Floor, 10.63% Cap), 4.38%, 06/01/30 CONV †	7,428	7,368
8.00%, 10/01/30	4,795	5,056
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.51%, 2.51% Floor, 12.62% Cap), 2.63%, 12/01/30 CONV †	1,252	1,233
4.50%, 04/01/31	16,136	15,607
4.50%, 05/01/31	62,652	60,599
4.50%, 06/01/31	19,434	18,797
4.50%, 11/01/31	29,702	28,726
6.00%, 11/01/31	1,297	1,350

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
4.50%, 12/01/31	$40,081	$38,766
6.00%, 01/01/32	42,410	43,187
4.41%, 01/10/32	200,000	201,031
4.26%, 01/11/32	200,000	196,922
4.41%, 01/11/32	200,000	201,187
4.44%, 01/11/32	100,000	100,766
4.52%, 01/11/32	100,000	100,289
4.37%, 01/12/32	200,000	200,562
2.15%, 02/01/32† γ	39,875	32,979
6.00%, 03/01/32	1,547	1,575
6.00%, 04/01/32	73,909	75,321
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.13%, 1.13% Floor, 10.95% Cap), 1.98%, 06/01/32†	5,081	5,079
3.84%, 07/01/32	100,000	94,815
4.06%, 07/01/32	99,795	96,526
(Floating, Enterprise 11th District COFI Index + 1.25%, 1.25% Floor, 12.21% Cap), 1.63%, 08/01/32†	5,163	4,968
3.84%, 08/01/32	100,000	94,500
3.74%, 09/01/32	200,000	187,401
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%, 2.13% Floor, 9.75% Cap), 2.38%, 02/01/33†	716	701
(Floating, Enterprise 11th District COFI Index + 1.31%, 1.31% Floor, 11.99% Cap), 1.69%, 05/01/33†	5,059	4,868
5.00%, 07/01/33	9,041	8,979
5.00%, 09/01/33	11,170	11,231
3.50%, 05/01/34	70,458	66,189
6.00%, 10/01/34	21,768	22,152
(Floating, ICE LIBOR USD 1Y + 1.55%, 1.55% Floor, 9.67% Cap), 1.80%, 12/01/34†	10,757	10,579
3.50%, 12/01/34	15,327	14,401
3.50%, 01/01/35	15,901	14,941
6.00%, 05/01/35	115,088	117,579
3.00%, 07/01/35	20,527	18,823
6.00%, 07/01/35	23,490	23,919
5.50%, 09/01/35	20,759	20,676
5.00%, 10/01/35	31,451	31,646
6.00%, 10/01/35	11,070	11,588
(Floating, Enterprise 11th District COFI Index + 1.30%, 1.30% Floor, 10.55% Cap), 1.96%, 11/01/35†	2,078	2,070
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.81%, 1.81% Floor, 8.95% Cap), 2.66%, 11/01/35†	8,117	8,427
6.00%, 11/01/35	72,090	73,643
3.00%, 02/01/36	298,586	273,264
3.00%, 04/01/36	240,501	220,103
5.50%, 04/01/36	1,390	1,396
(Floating, Enterprise 11th District COFI Index + 1.26%, 3.90% Floor, 12.86% Cap), 4.02%, 05/01/36†	12,742	12,973
	Par	Value
3.00%, 07/01/36	$459,699	$424,090
3.00%, 08/01/36	181,937	167,845
2.50%, 09/01/36	109,477	94,924
3.00%, 10/01/36	927,752	855,883
5.50%, 11/01/36	26,264	27,154
3.00%, 12/01/36	391,570	361,239
3.50%, 02/01/37	68,125	63,678
3.50%, 03/01/37	54,087	50,862
5.50%, 03/01/37	1,545	1,585
6.00%, 07/01/37	301,300	317,145
6.50%, 10/01/37	35,441	36,575
7.00%, 10/01/37	531	532
7.00%, 11/01/37	3,152	3,179
(Floating, Enterprise 11th District COFI Index + 1.26%, 1.26% Floor, 10.71% Cap), 1.98%, 12/01/37†	8,048	7,868
3.00%, 12/01/37	52,282	47,270
3.50%, 12/01/37	87,126	81,428
7.00%, 12/01/37	1,233	1,254
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.19%, 1.19% Floor, 10.58% Cap), 2.01%, 01/01/38†	2,554	2,547
2.50%, 03/01/38	391,610	342,448
4.50%, 03/01/38	3,085	2,974
4.50%, 04/01/38	20,547	20,122
5.00%, 04/01/38	28,889	29,142
3.00%, 06/01/38	223,854	206,593
5.00%, 06/01/38	30,900	30,868
5.50%, 08/01/38	18,184	18,801
7.00%, 11/01/38	4,490	4,696
7.00%, 02/01/39	3,059	3,304
3.50%, 08/01/39	55,993	52,357
6.00%, 12/01/39	114,426	120,444
3.50%, 02/01/40	155,057	144,431
3.00%, 03/01/40	218,810	200,357
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor, 9.69% Cap), 2.26%, 06/01/40†	11,338	11,503
2.26%, 10/01/40†	25,836	25,844
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.18%, 1.18% Floor, 10.25% Cap), 2.03%, 11/01/40†	3,451	3,443
2.50%, 03/01/41	86,156	74,462
2.50%, 04/01/41	612,192	528,330
4.50%, 04/01/41	51,984	50,981
2.50%, 05/01/41	701,850	605,273
2.00%, 06/01/41	176,334	147,961
6.00%, 07/01/41	99,130	104,304
4.50%, 08/01/41	21,068	20,661
2.00%, 09/01/41	95,623	80,306
2.00%, 10/01/41	934,062	780,065
2.50%, 11/01/41	93,467	80,489
4.50%, 11/01/41	69,127	67,788
2.00%, 12/01/41	93,782	78,610
2.00%, 02/01/42	192,959	161,322
2.50%, 04/01/42	486,145	416,843

	Par	Value
2.00%, 05/01/42	$194,646	$162,961
4.00%, 06/01/42	19,740	18,533
3.50%, 09/01/42	17,915	16,530
4.00%, 10/01/42	63,864	60,597
2.50%, 11/01/42	10,575	8,994
4.00%, 11/01/42	726,289	692,138
2.50%, 12/01/42	5,378	4,580
3.00%, 12/01/42	8,713	7,812
3.50%, 12/01/42	33,781	31,072
4.00%, 12/01/42	42,723	40,667
2.50%, 01/01/43	7,586	6,458
3.00%, 01/01/43	150,742	134,318
3.50%, 01/01/43	566,596	521,467
2.50%, 02/01/43	7,435	6,322
2.50%, 03/01/43	655,695	558,468
3.00%, 03/01/43	109,749	98,378
3.50%, 03/01/43	274,988	253,849
2.50%, 04/01/43	830,801	703,948
3.00%, 04/01/43	166,991	149,791
4.00%, 04/01/43	25,773	24,542
2.50%, 05/01/43	12,258	10,354
3.00%, 05/01/43	101,468	90,967
2.50%, 06/01/43	13,555	11,520
3.00%, 06/01/43	91,447	81,895
4.00%, 06/01/43	220,712	210,412
3.00%, 07/01/43	427,934	383,363
4.00%, 07/01/43	246,048	234,191
2.50%, 08/01/43	126,482	107,171
4.00%, 08/01/43	73,267	69,505
4.50%, 09/01/43	141,779	137,065
2.50%, 10/01/43	22,725	19,349
3.00%, 10/01/43	141,315	126,527
4.50%, 10/01/43	65,556	63,901
4.50%, 11/01/43	40,449	39,429
4.50%, 12/01/43	66,138	64,457
4.50%, 01/01/44	37,989	37,023
4.50%, 02/01/44	185,252	178,564
3.50%, 08/01/44	78,510	72,224
4.50%, 10/01/44	162,219	159,080
4.00%, 12/01/44	924,102	878,842
3.00%, 01/01/45	185,269	166,350
4.00%, 01/01/45	62,270	59,378
4.50%, 02/01/45	557,014	546,214
4.50%, 04/01/45	265,139	260,004
4.50%, 05/01/45	32,507	31,878
4.50%, 06/01/45	230,436	226,001
3.50%, 07/01/45	5,649,942	5,169,658
4.00%, 08/01/45	3,733,251	3,550,939
3.00%, 11/01/45	490,607	437,629
3.50%, 01/01/46	167,236	153,795
3.00%, 05/01/46	268,442	240,811
3.00%, 07/01/46	265,989	237,142
3.00%, 08/01/46	423,961	377,816
3.00%, 09/01/46	64,604	57,597
3.00%, 10/01/46	35,494	31,569
3.00%, 11/01/46	921,886	817,533
3.50%, 11/01/46	22,501	20,776
4.50%, 11/01/46	203,256	197,323
	Par	Value
5.00%, 11/01/46	$380,824	$377,527
3.50%, 12/01/46	138,708	126,927
4.00%, 01/01/47	533,452	507,493
4.50%, 01/01/47	22,621	22,042
3.50%, 02/01/47	1,418,857	1,302,279
4.00%, 02/01/47	50,982	48,457
3.50%, 03/01/47	242,173	221,822
4.50%, 03/01/47	308,475	297,597
3.50%, 05/01/47	198,367	182,666
4.00%, 05/01/47	47,119	44,692
4.50%, 06/01/47	436,253	420,595
4.50%, 07/01/47	432,567	419,675
4.00%, 08/01/47	377,754	359,691
3.00%, 09/01/47	646,451	576,232
3.50%, 09/01/47	8,550,424	7,822,264
3.50%, 10/01/47	9,825,262	8,988,504
3.50%, 11/01/47	12,667,429	11,588,190
4.50%, 11/01/47	114,886	111,531
3.50%, 12/01/47	12,419,809	11,361,283
4.00%, 12/01/47	220,821	209,377
4.00%, 01/01/48	206,039	195,098
4.00%, 02/01/48	752,035	711,478
4.00%, 03/01/48	529,784	501,262
4.00%, 06/01/48	339,495	320,131
4.00%, 07/01/48	661,635	625,757
4.50%, 07/01/48	152,250	148,611
3.50%, 08/01/48	3,072,475	2,813,048
4.00%, 08/01/48	1,626,650	1,539,108
4.50%, 09/01/48	311,099	303,661
5.00%, 09/01/48	628,341	626,468
4.00%, 10/01/48	185,512	175,432
3.00%, 11/01/48	188,532	168,806
3.50%, 11/01/48	276,263	253,347
5.00%, 11/01/48	1,423,133	1,412,036
4.00%, 01/01/49	23,392	22,131
4.50%, 01/01/49	240,683	233,105
4.50%, 02/01/49	56,836	54,938
4.50%, 05/01/49	868,325	839,794
3.50%, 06/01/49	1,085,307	993,590
4.50%, 06/01/49	554,242	536,900
3.50%, 07/01/49	1,037,643	945,176
4.50%, 07/01/49	392,008	377,731
3.50%, 08/01/49	745,153	678,757
4.50%, 09/01/49	71,921	69,390
3.00%, 12/01/49	745,006	658,262
4.00%, 12/01/49	124,002	116,635
3.50%, 01/01/50	366,089	333,454
4.50%, 01/01/50	6,366	6,090
3.00%, 02/01/50	1,962,111	1,746,574
3.50%, 03/01/50	264,745	240,907
4.50%, 03/01/50	7,484	7,157
3.00%, 04/01/50	1,215,547	1,075,959
4.50%, 05/01/50	697,407	673,522
2.50%, 06/01/50	135,125	114,554
3.00%, 06/01/50	632,881	559,005
4.50%, 06/01/50	72,944	70,496
4.50%, 07/01/50	33,206	31,911
2.00%, 08/01/50	74,683	61,010

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
3.00%, 08/01/50	$264,680	$233,082
3.50%, 08/01/50	68,386	62,593
2.00%, 09/01/50	70,398	57,530
2.50%, 09/01/50	3,058,357	2,591,933
2.00%, 10/01/50	230,972	188,623
2.50%, 10/01/50	600,077	508,154
2.00%, 11/01/50	82,455	67,339
2.50%, 11/01/50	178,341	151,580
3.00%, 11/01/50	193,029	170,386
2.00%, 12/01/50	399,193	325,341
2.50%, 12/01/50	80,323	68,464
4.00%, 12/01/50	56,684	53,150
4.50%, 12/01/50	503,023	484,218
1.50%, 01/01/51	198,983	153,542
2.00%, 01/01/51	429,505	351,203
2.50%, 01/01/51	165,916	141,013
2.00%, 02/01/51	1,340,859	1,094,925
2.50%, 02/01/51	710,349	603,153
4.50%, 02/01/51	1,413,307	1,352,400
1.50%, 03/01/51	799,514	615,865
2.00%, 03/01/51	4,423,383	3,614,769
2.50%, 03/01/51	164,590	139,458
2.00%, 04/01/51	2,590,554	2,113,930
2.50%, 04/01/51	87,793	74,387
2.00%, 05/01/51	91,200	74,324
2.50%, 05/01/51	181,423	151,465
3.00%, 05/01/51	85,326	75,350
3.50%, 05/01/51	215,537	195,230
2.50%, 06/01/51	677,692	575,040
3.00%, 06/01/51	166,188	147,231
2.50%, 07/01/51	624,622	530,805
3.50%, 07/01/51	303,629	276,726
2.00%, 08/01/51	277,720	226,482
2.50%, 08/01/51	367,488	311,349
3.00%, 08/01/51	685,315	607,995
2.50%, 09/01/51	1,575,792	1,337,152
3.00%, 09/01/51	87,009	76,277
3.50%, 09/01/51	75,013	67,942
2.00%, 10/01/51	280,414	228,379
2.50%, 10/01/51	1,284,493	1,085,366
3.00%, 10/01/51	725,371	636,691
2.00%, 11/01/51	96,184	78,291
2.50%, 11/01/51	370,089	315,272
3.00%, 11/01/51	1,012,271	893,683
2.50%, 12/01/51	843,123	715,812
3.00%, 12/01/51	189,128	167,624
2.00%, 01/01/52	574,660	467,723
2.50%, 01/01/52	1,143,723	966,916
3.00%, 01/01/52	1,034,858	913,653
3.50%, 01/01/52	283,593	258,275
2.00%, 02/01/52	966,165	785,962
2.50%, 02/01/52	3,740,392	3,158,720
3.00%, 02/01/52	194,238	170,939
2.00%, 03/01/52	486,065	396,919
2.50%, 03/01/52	863,997	729,205
3.00%, 03/01/52	2,309,866	2,043,964
3.50%, 03/01/52	386,566	350,691
	Par	Value
2.50%, 04/01/52	$96,570	$81,587
3.00%, 04/01/52	1,191,508	1,041,869
3.50%, 05/01/52	1,563,279	1,418,278
4.00%, 05/01/52	1,763,990	1,645,865
3.00%, 06/01/52	1,981,468	1,731,552
4.00%, 06/01/52	1,679,641	1,568,980
4.50%, 06/01/52	885,339	846,631
3.00%, 07/01/52	1,782,464	1,556,769
4.00%, 07/01/52	2,718,636	2,547,948
4.50%, 07/01/52	1,091,577	1,043,949
3.00%, 08/01/52	994,330	868,615
5.00%, 08/01/52	988,826	973,515
4.00%, 02/01/56	286,020	269,583
5.50%, 09/01/56	406,927	420,566
4.00%, 01/01/57	183,185	172,658
4.00%, 06/01/57	281,149	263,320
4.50%, 09/01/57	435,677	421,979
4.50%, 08/01/58	123,987	120,099
2.50%, 07/01/61	3,415,158	2,811,419
2.50%, 09/01/61	97,292	81,843
Federal National Mortgage Association ACES, Series 2015-M1
0.60%, 09/25/24† IO γ	2,356,024	18,782
Federal National Mortgage Association ACES, Series 2016-M11
2.94%, 07/25/39	38,321	34,394
Federal National Mortgage Association ACES, Series 2017-M8
3.06%, 05/25/27	92,224	86,941
Federal National Mortgage Association ACES, Series 2019-M23
2.72%, 10/25/31	275,244	240,660
Federal National Mortgage Association ACES, Series 2020-M33
2.35%, 01/25/31† IO γ	6,982,326	818,909
Federal National Mortgage Association ACES, Series 2020-M6
2.50%, 10/25/37	88,968	76,610
Federal National Mortgage Association Interest STRIP, Series 409
3.00%, 04/25/27 IO	69,775	3,230
4.50%, 11/25/39 IO	14,978	3,073
3.50%, 11/25/41 IO	51,963	8,195
4.00%, 11/25/41 IO	70,758	12,390
4.00%, 04/25/42 IO	129,030	21,976
Federal National Mortgage Association REMIC, Series 2000-32
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 9.00% Cap), 3.44%, 10/18/30†	3,452	3,434

	Par	Value
Federal National Mortgage Association REMIC, Series 2005-29
5.50%, 04/25/35	$213,758	$222,137
Federal National Mortgage Association REMIC, Series 2007-24
(Floating, 6.75% - ICE LIBOR USD 1M, 6.75% Cap), 3.67%, 03/25/37† IO	220,981	21,646
Federal National Mortgage Association REMIC, Series 2011-52
5.00%, 06/25/41	126,178	126,409
Federal National Mortgage Association REMIC, Series 2011-59
5.50%, 07/25/41	423,764	433,762
Federal National Mortgage Association REMIC, Series 2011-96
(Floating, 6.55% - ICE LIBOR USD 1M, 6.55% Cap), 3.47%, 10/25/41† IO	169,042	12,133
Federal National Mortgage Association REMIC, Series 2012-101
4.00%, 09/25/27 IO	26,730	903
Federal National Mortgage Association REMIC, Series 2012-111
7.00%, 10/25/42	11,262	11,897
Federal National Mortgage Association REMIC, Series 2012-133
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 3.07%, 12/25/42† IO	49,412	5,191
Federal National Mortgage Association REMIC, Series 2012-153
7.00%, 07/25/42	38,369	40,900
Federal National Mortgage Association REMIC, Series 2012-28
6.50%, 06/25/39	1,598	1,639
Federal National Mortgage Association REMIC, Series 2012-35
(Floating, 6.50% - ICE LIBOR USD 1M, 6.50% Cap), 3.42%, 04/25/42† IO	60,729	6,691
Federal National Mortgage Association REMIC, Series 2012-46
6.00%, 05/25/42	53,746	56,184
Federal National Mortgage Association REMIC, Series 2012-74
(Floating, 6.65% - ICE LIBOR USD 1M, 6.65% Cap), 3.57%, 03/25/42† IO	67,142	4,571
	Par	Value
Federal National Mortgage Association REMIC, Series 2012-75
(Floating, 6.60% - ICE LIBOR USD 1M, 6.60% Cap), 3.52%, 07/25/42† IO	$13,791	$1,460
Federal National Mortgage Association REMIC, Series 2013-124
(Floating, 5.95% - ICE LIBOR USD 1M, 5.95% Cap), 2.87%, 12/25/43† IO	192,646	17,817
Federal National Mortgage Association REMIC, Series 2013-14
4.00%, 03/25/43 IO	53,190	8,128
Federal National Mortgage Association REMIC, Series 2013-17
3.00%, 03/25/28 IO	310,862	18,338
Federal National Mortgage Association REMIC, Series 2013-29
4.00%, 04/25/43 IO	147,312	24,941
Federal National Mortgage Association REMIC, Series 2013-54
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 3.07%, 06/25/43† IO	81,449	8,817
Federal National Mortgage Association REMIC, Series 2013-9
5.50%, 04/25/42	247,444	252,923
6.50%, 07/25/42	101,237	107,544
Federal National Mortgage Association REMIC, Series 2014-47
0.12%, 08/25/44† IO γ	162,958	6,588
Federal National Mortgage Association REMIC, Series 2015-55
0.00%, 08/25/55† IO γ	59,127	1,874
Federal National Mortgage Association REMIC, Series 2015-56
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 3.07%, 08/25/45† IO	32,573	3,672
Federal National Mortgage Association REMIC, Series 2017-76
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 3.02%, 10/25/57† IO	385,282	38,597
Federal National Mortgage Association REMIC, Series 2017-85
(Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 3.12%, 11/25/47† IO	130,510	11,656

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Federal National Mortgage Association REMIC, Series 2020-47
2.00%, 07/25/50	$313,797	$188,091
Federal National Mortgage Association REMIC, Series 2020-56
2.50%, 08/25/50 IO	323,208	51,961
Federal National Mortgage Association REMIC, Series 2020-74
2.50%, 10/25/50 IO	159,583	27,394
Federal National Mortgage Association REMIC, Series 2020-89
2.50%, 12/25/50 IO	794,813	118,433
Federal National Mortgage Association REMIC, Series 2021-1
2.50%, 02/25/51 IO	613,592	104,916
Federal National Mortgage Association REMIC, Series 2021-3
2.50%, 02/25/51 IO	755,517	111,699
FHLMC Multifamily Structured Pass-Through Certificates, Series K068
0.56%, 08/25/27† IO γ	2,355,959	41,454
FHLMC Multifamily Structured Pass-Through Certificates, Series K091
0.71%, 03/25/29† IO γ	1,395,706	42,142
FHLMC Multifamily Structured Pass-Through Certificates, Series K093
1.09%, 05/25/29† IO γ	1,985,843	98,410
FHLMC Multifamily Structured Pass-Through Certificates, Series K094
1.02%, 06/25/29† IO γ	995,480	46,757
FHLMC Multifamily Structured Pass-Through Certificates, Series K-1519
0.70%, 12/25/35† IO γ	5,944,494	305,277
FHLMC Multifamily Structured Pass-Through Certificates, Series K723
1.04%, 08/25/23† IO γ	2,741,148	15,523
FHLMC Multifamily Structured Pass-Through Certificates, Series K736
1.41%, 07/25/26† IO γ	972,328	37,643
FHLMC Multifamily Structured Pass-Through Certificates, Series K741
0.66%, 12/25/27† IO γ	2,996,571	72,976
FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M3
(Floating, ICE LIBOR USD 1M + 3.80%), 6.88%, 03/25/29†	137,346	138,983
	Par	Value
FHLMC Structured Pass-Through Certificates, Series T-61, Class 1A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 2.50%, 07/25/44†	$260,202	$271,977
Finance of America HECM Buyout, Series 2022-HB2, Class M2
6.00%, 04/25/26 144A	600,000	576,724
Finsbury Square PLC, Series 2020-2A, Class A
(Floating, SONIA Interest Rate + 1.30%), 3.42%, 06/16/70(U) 144A †	673,312	752,619
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
3.11%, 06/25/34† γ	109,647	104,884
GCAT Trust, Series 2022-NQM3, Class A3
4.35%, 04/25/67 144A	2,420,798	2,272,395
GCAT Trust, Series 2022-NQM4, Class A1
(Step to 5.79% on 09/25/26), 5.27%, 08/25/67 144A STEP	134,439	133,267
GCAT Trust, Series 2022-NQM4, Class A2
(Step to 5.79% on 09/25/26), 5.73%, 08/25/67 144A STEP	597,506	589,370
GCAT Trust, Series 2022-NQM4, Class A3
(Step to 5.79% on 09/25/26), 5.73%, 08/25/67 144A STEP	1,792,517	1,736,005
Government National Mortgage Association
7.00%, 01/15/26	1,307	1,324
7.00%, 07/15/27	8,060	8,135
7.00%, 01/15/28	7,854	7,860
7.00%, 03/15/28	13,485	13,623
7.00%, 07/15/28	1,295	1,301
6.50%, 08/15/28	994	1,028
7.00%, 08/15/28	1,392	1,412
7.50%, 08/15/28	4,531	4,654
6.50%, 09/15/28	1,941	2,008
7.00%, 10/15/28	8,240	8,246
7.50%, 03/15/29	5,103	5,172
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 1.75%, 11/20/29†	9,205	8,987
8.50%, 08/15/30	116	116
8.50%, 11/20/30	3,946	4,164
6.50%, 08/15/31	11,346	11,736
7.50%, 08/15/31	4,530	4,593
6.50%, 10/15/31	17,672	18,318
6.00%, 11/15/31	52,762	54,836
6.50%, 11/15/31	3,863	3,992
6.00%, 12/15/31	6,841	7,143
6.00%, 01/15/32	44,362	45,679

	Par	Value
6.00%, 02/15/32	$29,612	$30,346
6.50%, 02/15/32	12,812	13,252
6.00%, 04/15/32	28,447	29,149
6.50%, 06/15/32	25,247	26,117
6.50%, 08/15/32	37,844	39,140
6.50%, 09/15/32	32,397	33,566
6.00%, 10/15/32	42,566	45,498
5.50%, 11/15/32	4,846	4,937
6.00%, 11/15/32	31,155	32,165
6.00%, 12/15/32	19,641	20,403
6.50%, 12/15/32	1,899	1,963
5.50%, 01/15/33	3,199	3,237
6.00%, 01/15/33	11,615	11,929
5.50%, 02/15/33	5,592	5,796
6.00%, 02/15/33	12,723	13,725
5.50%, 03/15/33	6,394	6,592
6.50%, 04/15/33	71,628	74,672
6.00%, 06/15/33	15,210	15,586
5.50%, 07/15/33	8,120	8,337
5.50%, 08/15/33	2,569	2,597
5.50%, 09/15/33	1,340	1,354
6.00%, 10/15/33	27,478	28,158
6.50%, 10/15/33	42,706	44,189
5.50%, 04/15/34	3,082	3,116
5.50%, 05/15/34	2,197	2,221
6.50%, 08/15/34	39,615	41,208
5.50%, 09/15/34	28,856	30,289
5.50%, 12/15/34	33,106	34,774
5.50%, 01/15/35	22,876	24,051
6.00%, 09/20/38	62,542	66,960
5.00%, 07/20/40	4,623	4,657
5.00%, 09/20/40	21,896	22,126
4.00%, 10/20/40	2,531	2,419
6.00%, 10/20/40	7,808	8,394
6.00%, 01/20/41	6,493	6,781
4.50%, 04/20/41	87,105	86,157
3.00%, 09/15/42	207,463	186,148
3.00%, 10/15/42	95,230	85,510
3.00%, 11/15/42	41,162	36,972
4.00%, 08/20/43	148,259	140,840
3.50%, 06/20/44	51,196	47,590
3.00%, 01/15/45	880,306	783,081
3.50%, 03/20/45	22,001	20,396
3.50%, 04/15/45	219,512	204,835
4.00%, 05/20/45	12,540	11,912
4.00%, 10/20/45	90,003	85,501
3.50%, 01/20/46	57,886	53,683
3.50%, 04/20/46	124,009	114,719
3.50%, 05/20/46	62,783	58,113
3.50%, 06/20/46	128,475	118,860
3.50%, 07/20/46	64,545	59,701
3.00%, 08/20/46	166,118	148,929
3.50%, 09/20/46	578,534	527,726
3.00%, 11/20/46	40,381	36,163
3.50%, 04/20/47	1,367,107	1,260,909
3.50%, 05/20/47	75,704	70,021
4.00%, 06/20/47	543,344	516,221
4.50%, 08/20/47	24,926	24,267
	Par	Value
3.00%, 09/20/47	$11,162	$10,014
4.00%, 09/20/47	340,596	324,441
3.50%, 10/20/47	354,477	325,136
4.00%, 11/20/47	207,379	197,036
3.50%, 12/20/47	1,278,278	1,179,602
4.00%, 12/20/47	94,303	89,601
3.00%, 02/20/48	52,663	47,237
4.00%, 02/20/48	58,695	55,870
4.00%, 03/20/48	93,967	89,282
4.00%, 04/20/48	59,369	56,390
4.50%, 04/20/48	157,696	153,486
4.50%, 05/20/48	541,674	527,218
3.50%, 06/15/48	104,144	97,330
4.50%, 06/20/48	156,949	152,669
4.50%, 07/20/48	10,606	10,310
5.00%, 07/20/48	123,614	122,183
4.50%, 08/20/48	1,343,066	1,305,308
5.00%, 08/20/48	144,250	142,072
4.50%, 09/20/48	928,034	901,762
4.50%, 10/20/48	145,148	141,009
5.00%, 10/20/48	584,576	576,651
5.00%, 11/20/48	1,060,938	1,046,662
4.50%, 12/20/48	597,403	580,581
5.00%, 12/20/48	616,940	608,392
4.50%, 01/20/49	2,273,719	2,207,682
5.00%, 01/20/49	1,880,042	1,854,740
4.00%, 02/20/49	1,058,033	1,001,476
4.50%, 02/20/49	215,624	209,911
5.00%, 02/20/49	44,270	43,653
4.00%, 03/20/49	900,105	851,382
4.50%, 03/20/49	155,827	150,813
5.00%, 03/20/49	193,724	191,077
3.50%, 07/20/49	196,864	181,055
3.00%, 08/20/49	1,477,316	1,318,769
5.00%, 08/20/49	3,155,254	3,113,764
3.50%, 10/20/49	38,952	35,018
4.00%, 10/20/49	37,172	35,471
4.50%, 10/20/49	187,643	181,208
4.00%, 11/20/49	43,236	40,131
5.00%, 11/20/49	247,286	245,153
3.00%, 01/20/50	194,025	171,885
4.00%, 01/20/50	47,187	45,609
3.50%, 02/20/50	734,209	674,836
4.00%, 02/20/50	41,659	40,078
3.00%, 03/20/50	6,033,324	5,381,647
4.00%, 03/20/50	30,251	29,379
4.00%, 04/20/50	152,343	146,464
3.50%, 05/15/50	93,442	86,610
4.50%, 05/20/50	439,103	425,984
3.50%, 07/20/50	78,792	72,448
4.50%, 12/20/50	271,528	263,766
3.00%, 02/20/51	117,063	104,479
3.00%, 07/20/51	145,626	129,860
2.50%, 09/20/51	1,271,424	1,097,969
3.00%, 09/20/51	1,555,467	1,383,691
3.00%, 10/01/51 TBA	4,200,000	3,713,227
2.50%, 10/20/51	369,110	318,719
3.00%, 11/20/51	1,115,553	990,385

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
3.00%, 12/20/51	$934,755	$828,834
3.00%, 02/20/52	682,605	606,794
3.50%, 02/20/52	582,938	533,002
3.00%, 03/20/52	288,796	256,435
3.50%, 03/20/52	197,236	178,226
3.00%, 04/20/52	1,083,173	948,366
3.50%, 06/20/52	199,049	181,275
2.50%, 10/01/52 TBA	11,800,000	10,143,160
3.50%, 10/01/52 TBA	3,500,000	3,184,316
4.00%, 10/01/52 TBA	2,400,000	2,241,844
4.50%, 10/01/52 TBA	23,700,000	22,691,824
5.00%, 10/01/52 TBA	13,300,000	13,020,560
5.00%, 12/01/52 TBA	700,000	683,597
Government National Mortgage Association, Series 2007-30
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor, 6.50% Cap), 3.31%, 05/20/37†	52,858	52,672
Government National Mortgage Association, Series 2007-51
(Floating, 6.58% - ICE LIBOR USD 1M, 6.58% Cap), 3.57%, 08/20/37† IO	497,120	23,501
Government National Mortgage Association, Series 2010-85
(Floating, 6.65% - ICE LIBOR USD 1M, 6.65% Cap), 3.64%, 01/20/40† IO	4,105	69
Government National Mortgage Association, Series 2010-H28
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor, 10.50% Cap), 2.76%, 12/20/60†	114,233	113,263
Government National Mortgage Association, Series 2011-H08
(Floating, ICE LIBOR USD 1M + 0.48%, 0.48% Floor, 10.50% Cap), 2.84%, 03/20/61†	136,512	135,503
Government National Mortgage Association, Series 2011-H09
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 10.50% Cap), 2.86%, 03/20/61†	91,363	90,786
Government National Mortgage Association, Series 2012-144
0.32%, 01/16/53† IO γ	2,741,241	24,461
Government National Mortgage Association, Series 2012-34
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 3.04%, 03/20/42† IO	18,658	1,964
Government National Mortgage Association, Series 2012-H27
1.59%, 10/20/62† IO γ	291,499	8,105
Government National Mortgage Association, Series 2012-H30
(Floating, ICE LIBOR USD 1M + 0.35%, 0.35% Floor, 10.50% Cap), 2.71%, 12/20/62†	356,586	353,527
Government National Mortgage Association, Series 2013-107
2.85%, 11/16/47† γ	117,964	108,169
	Par	Value
Government National Mortgage Association, Series 2013-53
3.50%, 04/20/43 IO	$39,601	$4,214
Government National Mortgage Association, Series 2014-118
(Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 3.19%, 08/20/44† IO	98,971	10,565
Government National Mortgage Association, Series 2014-17
3.54%, 06/16/48† γ	4,157	4,005
Government National Mortgage Association, Series 2014-93
0.67%, 11/16/55† IO γ	654,376	16,829
Government National Mortgage Association, Series 2015-167
4.00%, 04/16/45 IO	48,508	7,995
Government National Mortgage Association, Series 2015-H11
(Floating, ICE LIBOR USD 1M + 0.55%, 0.55% Floor, 7.50% Cap), 2.91%, 05/20/65†	1,394,825	1,379,214
Government National Mortgage Association, Series 2015-H14
(Floating, ICE LIBOR USD 1M + 0.43%, 0.43% Floor, 11.00% Cap), 2.79%, 05/20/65†	1,228,431	1,220,407
(Floating, ICE LIBOR USD 1M + 0.57%, 0.57% Floor, 7.50% Cap), 2.93%, 06/20/65†	2,536,930	2,513,931
Government National Mortgage Association, Series 2015-H15
(Floating, ICE LIBOR USD 1M + 0.58%, 0.58% Floor, 7.50% Cap), 2.94%, 06/20/65†	953,096	943,369
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 7.50% Cap), 2.96%, 06/20/65†	2,348,434	2,327,028
Government National Mortgage Association, Series 2015-H16
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 2.96%, 07/20/65†	2,288,961	2,266,513
Government National Mortgage Association, Series 2015-H17
(Floating, ICE LIBOR USD 1M + 0.46%, 0.46% Floor), 2.26%, 06/20/65†	288,128	286,118
Government National Mortgage Association, Series 2015-H18
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 7.50% Cap), 2.96%, 07/20/65†	322,965	320,063
Government National Mortgage Association, Series 2015-H19
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 2.96%, 08/20/65†	351,381	347,879
Government National Mortgage Association, Series 2015-H22
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 7.50% Cap), 2.96%, 09/20/65†	402,676	398,426

	Par	Value
Government National Mortgage Association, Series 2015-H23
(Floating, ICE LIBOR USD 1M + 0.62%, 0.62% Floor, 7.50% Cap), 2.98%, 09/20/65†	$415,176	$410,676
Government National Mortgage Association, Series 2015-H26
(Floating, ICE LIBOR USD 1M + 0.52%, 0.52% Floor, 11.00% Cap), 2.88%, 10/20/65†	896,835	888,433
Government National Mortgage Association, Series 2015-H30
(Floating, ICE LIBOR USD 1M + 0.68%, 0.68% Floor), 3.04%, 08/20/61†	1,752	1,734
Government National Mortgage Association, Series 2016-152
0.73%, 08/15/58† IO γ	2,883,959	106,288
Government National Mortgage Association, Series 2017-190
0.54%, 03/16/60† IO γ	2,491,743	89,368
Government National Mortgage Association, Series 2017-H15
1.70%, 07/20/67† IO γ	328,043	18,347
(Floating, ICE LIBOR USD 1Y + 0.80%, 0.80% Floor, 7.50% Cap), 3.58%, 07/20/67†	1,094,298	1,084,711
Government National Mortgage Association, Series 2017-H18
2.66%, 09/20/67† IO γ	2,561,484	92,075
Government National Mortgage Association, Series 2017-H20
2.29%, 10/20/67† IO γ	112,729	5,178
Government National Mortgage Association, Series 2017-H22
3.12%, 11/20/67† IO γ	940,677	33,229
Government National Mortgage Association, Series 2018-H07
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor, 11.00% Cap), 2.66%, 05/20/68†	522,888	520,189
Government National Mortgage Association, Series 2020-123
2.50%, 08/20/50 IO	574,027	80,846
Government National Mortgage Association, Series 2020-127
2.50%, 08/20/50 IO	163,551	24,046
Government National Mortgage Association, Series 2020-129
2.50%, 09/20/50 IO	169,810	25,251
Government National Mortgage Association, Series 2020-160
2.50%, 10/20/50 IO	773,445	107,825
Government National Mortgage Association, Series 2020-173
2.50%, 11/20/50 IO	2,384,338	314,239
Government National Mortgage Association, Series 2020-179
1.01%, 09/16/62† IO γ	6,911,018	501,054
	Par	Value
Government National Mortgage Association, Series 2020-181
2.00%, 12/20/50 IO	$1,310,529	$146,413
Government National Mortgage Association, Series 2020-47
3.50%, 04/20/50 IO	358,657	57,541
Government National Mortgage Association, Series 2020-H09
(Floating, ICE LIBOR USD 1M + 1.25%, 1.25% Floor, 11.00% Cap), 3.61%, 04/20/70†	126,586	127,662
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 2.88%, 05/20/70†	324,815	323,558
Government National Mortgage Association, Series 2020-H13
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 7.50% Cap), 2.81%, 07/20/70†	134,291	130,421
Government National Mortgage Association, Series 2021-14
1.34%, 06/16/63	374,103	288,843
Government National Mortgage Association, Series 2021-21
1.40%, 06/16/63	739,999	577,344
Government National Mortgage Association, Series 2021-29
2.50%, 02/20/51 IO	476,489	82,586
Government National Mortgage Association, Series 2022-102
2.25%, 06/16/64† γ	1,500,000	1,014,092
Government National Mortgage Association, Series 2022-139
4.00%, 07/20/51	300,000	278,658
Government National Mortgage Association, Series 2022-3
0.64%, 02/16/61† IO γ	98,787	5,590
GPMT, Ltd., Series 2021-FL3, Class A
(Floating, ICE LIBOR USD 1M + 1.25%, 1.25% Floor), 4.24%, 07/16/35 144A †	1,472,780	1,449,718
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, ICE LIBOR USD 1M + 0.36%, 0.36% Floor), 3.44%, 01/25/37†	293,084	253,930
GS Mortgage Securities Corporation II, Series 2018-SRP5, Class A
(Floating, ICE LIBOR USD 1M + 1.80%, 1.30% Floor), 4.62%, 09/15/31 144A †	1,406,026	1,195,382
GS Mortgage Securities Corporation Trust, Series 2021-DM, Class A
(Floating, ICE LIBOR USD 1M + 0.89%, 0.89% Floor), 3.70%, 11/15/36 144A †	1,570,000	1,509,821

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
GS Mortgage Securities Corporation Trust, Series 2021-DM, Class AS
(Floating, ICE LIBOR USD 1M + 1.39%, 1.39% Floor), 4.20%, 11/15/36 144A †	$1,370,000	$1,316,353
GS Mortgage Securities Corporation Trust, Series 2021-RENT, Class B
(Floating, ICE LIBOR USD 1M + 1.10%, 1.10% Floor), 4.11%, 11/21/35 144A †	663,129	634,219
GS Mortgage Securities Corporation Trust, Series 2022-SHIP, Class C
(Floating, CME Term SOFR 1M + 1.92%, 1.92% Floor), 4.76%, 08/15/24 144A †	1,250,000	1,227,317
GS Mortgage Securities Trust, Series 2013-GC16, Class B
5.16%, 11/10/46	130,000	127,344
GS Mortgage Securities Trust, Series 2015-GC30, Class AS
3.78%, 05/10/50	370,000	348,479
GS Mortgage Securities Trust, Series 2017-GS6, Class A2
3.16%, 05/10/50	303,345	278,204
GS Mortgage-Backed Securities Trust, Series 2022-GR2, Class A2
3.00%, 08/26/52 144A † γ	2,493,736	2,088,029
GS Mortgage-Backed Securities Trust, Series 2022-PJ3, Class A4
2.50%, 08/25/52 144A † γ	2,124,675	1,697,527
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
3.23%, 09/25/35† γ	171,947	166,024
HIT Trust, Series 2022-HI32, Class C
(Floating, CME Term SOFR 1M + 3.74%, 3.74% Floor), 6.58%, 07/15/24 144A †	1,250,000	1,240,811
Impac CMB Trust, Series 2004-8, Class 1A
(Floating, ICE LIBOR USD 1M + 0.72%, 0.72% Floor, 11.00% Cap), 3.80%, 10/25/34†	11,423	10,605
IndyMac ARM Trust, Series 2001-H2, Class A1
2.17%, 01/25/32† γ	3,069	2,738
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class D
5.13%, 05/15/45† γ	280,000	269,758
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A
2.29%, 03/05/42 144A	1,900,000	1,581,015
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
2.65%, 02/25/35† γ	10,413	9,828
	Par	Value
JP Morgan Mortgage Trust, Series 2018-4, Class A1
3.50%, 10/25/48 144A † γ	$120,155	$108,209
JP Morgan Mortgage Trust, Series 2021-14, Class A11
(Floating, U.S. 30-Day Average SOFR + 0.95%, 5.00% Cap), 3.23%, 05/25/52 144A †	2,100,219	1,968,324
JP Morgan Mortgage Trust, Series 2021-6, Class A3
2.50%, 10/25/51 144A † γ	1,930,777	1,542,610
JP Morgan Mortgage Trust, Series 2021-LTV2, Class A1
2.52%, 05/25/52 144A	1,034,122	841,493
JP Morgan Mortgage Trust, Series 2022-INV1, Class A3
3.00%, 03/25/52 144A † γ	2,057,691	1,707,260
JP Morgan Mortgage Trust, Series 2022-LTV2, Class A3
3.50%, 09/25/52 144A † γ	2,051,697	1,805,431
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class B
5.05%, 01/15/47† γ	50,000	48,927
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class ASB
3.41%, 11/15/47	355,599	348,555
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class ASB
3.36%, 11/15/48	439,027	426,262
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class B
4.01%, 03/15/50	630,000	542,992
KREST Commercial Mortgage Securities Trust, Series 2021-CHIP, Class A
2.56%, 11/05/44 144A	2,300,000	1,750,101
Ludgate Funding PLC, Series 2007-1, Class A2A
(Floating, ICE LIBOR GBP 3M + 0.16%), 3.49%, 01/01/61(U) †	528,320	554,473
Ludgate Funding PLC, Series 2008-W1X, Class A1
(Floating, ICE LIBOR GBP 3M + 0.60%), 3.93%, 01/01/61(U) †	437,417	470,376
LUXE Trust, Series 2021-TRIP, Class A
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 3.87%, 10/15/38 144A †	2,300,000	2,226,774
Manhattan West Mortgage Trust, Series 2020-OMW, Class A
2.13%, 09/10/39 144A	1,700,000	1,441,644

	Par	Value
Mansard Mortgages PLC, Series 2007-1X, Class A2
(Floating, SONIA Interest Rate + 0.30%), 1.94%, 04/15/47(U) †	$509,607	$550,072
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7
3.82%, 11/21/34† γ	84,567	80,295
MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 4A1
2.78%, 05/25/34† γ	45,743	43,512
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A
(Floating, CME Term SOFR 1M + 0.96%, 0.85% Floor), 3.81%, 07/15/36 144A †	1,008,981	993,794
Mill City Mortgage Loan Trust, Series 2017-2, Class A3
3.11%, 07/25/59 144A † γ	143,451	138,241
Mill City Mortgage Loan Trust, Series 2019-GS2, Class M1
3.00%, 08/25/59 144A	870,000	774,666
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AS
3.46%, 05/15/46	140,000	137,689
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B
4.00%, 12/15/47	370,000	349,182
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS
3.56%, 05/15/46	480,000	450,435
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A4
3.37%, 10/15/48	1,400,000	1,327,980
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB
3.56%, 12/15/47	488,256	477,032
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A
(Floating, ICE LIBOR USD 1M + 1.65%, 1.40% Floor), 4.47%, 05/15/36 144A †	920,626	898,202
Morgan Stanley Capital I Trust, Series 2020-CNP, Class A
2.51%, 04/05/42 144A † γ	1,600,000	1,248,190
MortgageIT Trust, Series 2005-4, Class A1
(Floating, ICE LIBOR USD 1M + 0.56%, 0.56% Floor, 11.50% Cap), 3.64%, 10/25/35†	83,037	78,381
MSCG Trust, Series 2015-ALDR, Class A2
3.58%, 06/07/35 144A † γ	580,000	527,931
	Par	Value
NADG NNN Operating LP, Series 2019-1, Class A
3.37%, 12/28/49 144A	$877,763	$819,293
New Residential Mortgage Loan Trust, Series 2022-NQM4, Class A1
(Step to 5.03% on 07/25/26), 5.00%, 06/25/62 144A STEP	279,754	272,345
NYMT Loan Trust, Series 2022-SP1, Class A1
(Step to 8.25% on 08/25/25), 5.25%, 07/25/62 144A STEP	3,526,740	3,403,939
NYO Commercial Mortgage Trust, Series 2021-1290, Class A
(Floating, ICE LIBOR USD 1M + 1.10%, 1.10% Floor), 3.91%, 11/15/38 144A †	2,300,000	2,162,488
OBX Trust, Series 2018-1, Class A2
(Floating, ICE LIBOR USD 1M + 0.65%), 3.73%, 06/25/57 144A †	904,325	878,688
OBX Trust, Series 2022-NQM7, Class A1
(Step to 5.82% on 09/25/26), 5.11%, 08/25/62 144A STEP	148,537	146,380
OBX Trust, Series 2022-NQM7, Class A3
(Step to 5.82% on 09/25/26), 5.70%, 08/25/62 144A STEP	1,980,497	1,914,988
OBX Trust, Series 2022-NQM8, Class A2
(Step to 6.23% on 10/25/26), 6.10%, 09/25/62 144A STEP	500,000	494,802
PFP, Ltd., Series 2021-8, Class A
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor), 3.94%, 08/09/37 144A †	2,182,138	2,084,871
PRKCM Trust, Series 2022-AFC1, Class A1A
4.10%, 04/25/57 144A † γ	1,154,389	1,081,536
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class A
(Floating, ICE LIBOR USD 1M + 0.95%, 0.95% Floor), 4.03%, 07/25/36 144A †	2,298,586	2,209,599
Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class A
(Floating, ICE LIBOR USD 1M + 1.20%, 1.20% Floor), 4.28%, 11/25/36 144A †	2,294,747	2,204,984
Resloc UK PLC, Series 2007-1X, Class A3A
(Floating, Euribor 3M + 0.16%), 1.16%, 12/15/43(E) †	714,733	649,612

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Resloc UK PLC, Series 2007-1X, Class A3B
(Floating, SONIA Interest Rate + 0.28%), 2.40%, 12/15/43(U) †	$178,683	$186,811
Ripon Mortgages PLC, Series 1RA, Class A
(Floating, SONIA Interest Rate + 0.70%), 2.73%, 08/28/56(U) 144A †	4,136,154	4,555,318
Ripon Mortgages PLC, Series 1RA, Class C
(Floating, SONIA Interest Rate + 1.15%), 3.18%, 08/28/56(U) 144A †	3,100,000	3,312,005
Sequoia Mortgage Trust, Series 6, Class A
(Floating, ICE LIBOR USD 1M + 0.64%, 0.64% Floor, 11.00% Cap), 3.63%, 04/19/27†	78,573	75,273
SFO Commercial Mortgage Trust, Series 2021-555, Class D
(Floating, ICE LIBOR USD 1M + 2.40%, 2.40% Floor), 5.22%, 05/15/38 144A †	970,000	905,941
Shops at Crystals Trust, Series 2016-CSTL, Class A
3.13%, 07/05/36 144A	340,000	294,995
SLG Office Trust, Series 2021-OVA, Class A
2.59%, 07/15/41 144A	430,000	345,614
SMRT, Series 2022-MINI, Class D
(Floating, CME Term SOFR 1M + 1.95%, 1.95% Floor), 4.80%, 01/15/39 144A †	1,290,000	1,213,284
SREIT Trust, Series 2021-IND, Class A
(Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor), 3.52%, 10/15/38 144A †	2,300,000	2,198,063
SREIT Trust, Series 2021-MFP2, Class A
(Floating, ICE LIBOR USD 1M + 0.82%, 0.82% Floor), 3.64%, 11/15/36 144A †	450,000	431,617
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 2A1
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor), 3.38%, 10/25/35†	16,490	16,495
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 11.00% Cap), 3.49%, 07/19/35†	31,177	28,332
STWD Mortgage Trust, Series 2021-HTS, Class A
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 3.87%, 04/15/34 144A †	1,959,000	1,904,320
	Par	Value
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A
(Floating, CME Term SOFR 1M + 2.19%, 2.19% Floor), 5.03%, 05/15/37 144A †	$850,000	$832,292
Thornburg Mortgage Securities Trust, Series 2003-4, Class A1
(Floating, ICE LIBOR USD 1M + 0.64%, 0.64% Floor, 11.50% Cap), 3.72%, 09/25/43†	3,095	2,970
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3
2.10%, 04/25/45† γ	18,282	17,564
Towd Point Mortgage Funding PLC, Series 2019-A13X, Class A1
(Floating, SONIA Interest Rate + 0.90%), 2.59%, 07/20/45(U) †	1,423,980	1,589,694
Towd Point Mortgage Funding PLC, Series 2019-GR4A, Class A1
(Floating, SONIA Interest Rate + 1.14%), 2.83%, 10/20/51(U) 144A †	910,997	1,013,863
Towd Point Mortgage Funding PLC, Series 2020-A14X, Class A
(Floating, SONIA Interest Rate + 0.90%), 2.88%, 05/20/45(U) †	3,118,052	3,473,242
Towd Point Mortgage Funding, Series 2019-A13A, Class A1
(Floating, SONIA Interest Rate + 0.90%), 2.59%, 07/20/45(U) 144A †	1,423,980	1,589,694
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class D
4.65%, 12/10/45 144A † γ	320,000	309,450
Uniform Mortgage Backed Securities
2.00%, 10/01/50 TBA	32,100,000	25,998,492
2.50%, 10/01/52 TBA	38,600,000	32,396,105
3.00%, 10/01/52 TBA	2,000,000	1,741,328
3.50%, 10/01/52 TBA	400,000	360,094
4.00%, 10/01/52 TBA	200,000	185,633
4.50%, 10/01/52 TBA	3,700,000	3,525,695
5.00%, 10/01/52 TBA	1,000,000	974,380
3.00%, 11/01/52 TBA	100,808,964	87,750,432
4.00%, 11/01/52 TBA	40,640,000	37,690,425
5.00%, 11/01/52 TBA	3,900,000	3,795,207
5.50%, 12/01/52 TBA	700,000	693,328
UWM Mortgage Trust, Series 2021-INV2, Class A9
(Floating, U.S. 30-Day Average SOFR + 1.00%, 5.00% Cap), 3.28%, 09/25/51 144A †	2,096,572	1,971,003
UWM Mortgage Trust, Series 2021-INV3, Class A3
2.50%, 11/25/51 144A † γ	2,980,528	2,370,036

	Par	Value
UWM Mortgage Trust, Series 2021-INV3, Class A9
(Floating, U.S. 30-Day Average SOFR + 0.95%, 5.00% Cap), 3.23%, 11/25/51 144A †	$2,142,254	$2,007,897
UWM Mortgage Trust, Series 2021-INV4, Class A3
2.50%, 12/25/51 144A † γ	2,054,327	1,641,321
VASA Trust, Series 2021-VASA, Class A
(Floating, ICE LIBOR USD 1M + 0.90%, 0.90% Floor), 3.72%, 07/15/39 144A †	390,000	371,959
Verus Securitization Trust, Series 2022-6, Class A3
(Step to 4.97% on 07/25/26), 4.91%, 06/25/67 144A STEP	2,441,280	2,318,025
Verus Securitization Trust, Series 2022-INV1, Class A1
(Step to 5.89% on 09/25/26), 5.04%, 08/25/67 144A STEP	98,675	95,784
VLS Commercial Mortgage Trust, Series 2020-LAB, Class B
2.45%, 10/10/42 144A	1,610,000	1,223,692
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR19, Class A7
2.70%, 02/25/33† γ	1,546	1,519
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 2.50%, 06/25/42†	3,012	2,769
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR1, Class A1B
(Floating, ICE LIBOR USD 1M + 0.78%, 0.78% Floor, 10.50% Cap), 3.86%, 01/25/45†	528,281	490,561
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1
(Floating, ICE LIBOR USD 1M + 0.58%, 0.58% Floor, 10.50% Cap), 3.66%, 10/25/45†	337,641	318,379
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 1A1
2.78%, 02/25/37† γ	113,733	100,987
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 2A3
3.05%, 02/25/37† γ	73,508	68,126
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA3, Class 2A1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.76%, 0.76% Floor), 1.86%, 04/25/47†	257,266	227,979
	Par	Value
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 1A1A
(Floating, ICE LIBOR USD 1M + 0.54%, 0.54% Floor, 10.50% Cap), 3.62%, 07/25/45†	$229,001	$215,909
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A
(Floating, ICE LIBOR USD 1M + 0.58%, 0.58% Floor, 10.50% Cap), 3.66%, 07/25/45†	65,507	60,869
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1
3.86%, 12/28/37† γ	154,995	144,794
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B
4.43%, 07/15/46† γ	20,000	18,802
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class D
3.18%, 12/15/59 144A † γ	532,000	403,013
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class D
3.25%, 01/15/60 144A	150,000	115,079
Wells Fargo Commercial Mortgage Trust, Series 2019-C51, Class ASB
3.16%, 06/15/52	300,000	275,617
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1
3.50%, 07/25/49 144A † γ	31,716	29,122
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class XA
1.31%, 05/15/45 144A † IO γ	2,018,932	5,236
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class XA
1.13%, 03/15/47† IO γ	711,749	6,243
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class XA
1.17%, 08/15/47† IO γ	2,461,856	36,733
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class AS
3.93%, 11/15/47	290,000	276,942
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class C
4.29%, 11/15/47	300,000	248,962
Worldwide Plaza Trust, Series 2017-WWP, Class A
3.53%, 11/10/36 144A	1,900,000	1,635,627
Total Mortgage-Backed Securities (Cost $772,940,191)		717,134,985
MUNICIPAL BONDS — 0.6%
Alameda Corridor Transportation Authority, Revenue Bond (AGM Insured)
5.40%, 10/01/46	1,250,000	1,225,284

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bond, Series B
8.08%, 02/15/50	$600,000	$798,882
American Municipal Power, Inc., Revenue Bond, Series E
6.27%, 02/15/50	235,000	250,480
Bay Area Toll Authority, Revenue Bond, Series F-1
1.63%, 04/01/28	300,000	253,926
California Statewide Communities Development Authority, Revenue Bond
1.81%, 02/01/30	25,000	19,566
1.88%, 02/01/31	150,000	114,410
Central Texas Regional Mobility Authority, Revenue Bond, Series E
3.17%, 01/01/41	1,000,000	749,439
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, Revenue Bond, Series A
6.90%, 12/01/40	700,000	787,215
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, Revenue Bond, Series B
6.90%, 12/01/40	300,000	340,066
City of Houston Texas Airport System Revenue, Revenue Bond, Subseries C
2.24%, 07/01/29	110,000	91,917
City of New Orleans Louisiana Sewerage Service Revenue, Revenue Bond (AGM Insured)
0.96%, 06/01/26	25,000	21,541
1.41%, 06/01/28	65,000	52,877
City of New Orleans Louisiana Water System Revenue, Revenue Bond (AGM Insured)
1.01%, 12/01/26	30,000	25,411
1.46%, 12/01/28	65,000	52,053
City of Tucson Arizona COPS, Series A (AGM Insured)
1.93%, 07/01/31	205,000	159,720
Commonwealth Financing Authority, Revenue Bond, Series C
2.76%, 06/01/30	50,000	42,693
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bond
4.28%, 02/01/36	1,300,000	1,210,503
Louisiana State Transportation Authority, Revenue Bond, Series A
2.00%, 02/15/30	50,000	40,774
Metropolitan Transportation Authority, Revenue Bond, Series A-2
5.99%, 11/15/30	115,000	119,731
	Par	Value
Metropolitan Transportation Authority, Revenue Bond, Series C-2
5.18%, 11/15/49	$825,000	$736,672
Municipal Improvement Corporation of Los Angeles, Revenue Bond, Series A
1.65%, 11/01/28	225,000	186,914
2.07%, 11/01/30	670,000	542,673
Municipal Improvement Corporation of Los Angeles, Revenue Bond, Series C
1.83%, 11/01/29	70,000	57,221
Port Authority of New York & New Jersey, Revenue Bond, Series 192
4.81%, 10/15/65	300,000	280,711
Port of Oakland, Senior Lien Revenue Bond, Series R
1.95%, 05/01/28	90,000	76,863
2.10%, 05/01/30	25,000	20,334
2.20%, 05/01/31	135,000	107,618
San Francisco Municipal Transportation Agency, Revenue Bond, Series A
1.30%, 03/01/28	155,000	129,074
San Jose Financing Authority, Revenue Bond
1.81%, 06/01/29	100,000	81,308
1.86%, 06/01/30	55,000	43,446
State Board of Administration Finance Corporation, Revenue Bond, Series A
2.15%, 07/01/30	235,000	188,931
State of California, General Obligation
7.55%, 04/01/39	410,000	511,612
State of Illinois, General Obligation
5.10%, 06/01/33	405,000	386,231
6.63%, 02/01/35	495,000	503,225
7.35%, 07/01/35	431,786	458,443
State of Louisiana, Revenue Bond, I-49 North Project
1.06%, 09/01/26	15,000	12,989
State of Louisiana, Revenue Bond, I-49 South Project
1.54%, 09/01/28	70,000	57,738
Tarrant County Cultural Education Facilities Finance Corporation, Revenue Bond (AGM Insured)
2.78%, 09/01/34	1,000,000	771,581
University of North Carolina at Charlotte (The), Revenue Bond
1.71%, 04/01/28	5,000	4,270
Total Municipal Bonds (Cost $12,653,849)		11,514,342

	Number of Contracts	Notional Amount	Value
PURCHASED OPTIONS — 0.0%
Call Options — 0.0%
3-Month SOFR Interest Rate Swap expiration 12/2022, Strike Price $958.70, Expires 12/16/22 (GSC)	53	$12,680,912	$38,756
5-Year U.S. Treasury Note Future expiration date 11/2022, Strike Price $111.50, Expires 10/21/22 (GSC)	35	3,762,773	1,094
Long U.S. Treasury Bond Future expiration date 11/2022, Strike Price $133.00, Expires 10/21/22 (GSC)	16	2,022,501	4,250
			44,100
Put Options — 0.0%
10-Year U.S. Treasury Note Future expiration date 11/2022, Strike Price $111.00, Expires 10/21/22 (GSC)	35	3,922,188	23,516
10-Year U.S. Treasury Note Future expiration date 11/2022, Strike Price $111.70, Expires 10/21/22 (GSC)	34	3,810,125	32,937
U.S. Dollar vs. Canadian Dollar, Strike Price $1.27, Expires 10/12/22 (CITI)	3	4,065,000	3
U.S. Dollar vs. Canadian Dollar, Strike Price $1.27, Expires 10/17/22 (GSC)	1	2,444,000	8
U.S. Dollar vs. Japanese Yen, Strike Price $131.39, Expires 10/07/22 (CITI)	1	1,053,779	24
U.S. Dollar vs. Japanese Yen, Strike Price $131.50, Expires 10/07/22 (GSC)	1	1,177,510	28
U.S. Dollar vs. Japanese Yen, Strike Price $131.55, Expires 10/06/22 (GSC)	1	3,544,259	32
			56,548
	Number of Contracts	Notional Amount	Value
Put Swaptions — 0.0%
Pay 1-Day SOFR (Annually); Receive 2.70% (Annually); Interest Rate Swap Maturing 4/04/2025 USD, Strike Price $2.70, Expires 04/02/24 (GSC)	1	$100	$42,679
Pay 2.70% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 4/04/2025 USD, Strike Price $2.70, Expires 04/02/24 (GSC)	1	100	42,680
Pay 3.30% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 12/02/2027 USD, Strike Price $3.30, Expires 11/30/22 (BOA)	1	100	34,039
			119,398
Total Purchased Options (Premiums paid $329,133)			220,046

	Par
U.S. TREASURY OBLIGATIONS — 16.7%
U.S. Treasury Bills
3.05%, 12/20/22Ω	$14,500,000	14,406,535
2.57%, 10/25/22Ω	1,513,000	1,510,661
2.87%, 12/01/22Ω	1,513,000	1,505,803
3.26%, 03/02/23Ω	1,513,000	1,489,779
		18,912,778
U.S. Treasury Bonds
4.38%, 02/15/38	10,000	10,648
4.25%, 05/15/39	4,300,000	4,486,949
4.38%, 11/15/39	200,000	211,418
1.13%, 08/15/40	6,360,000	3,943,448
1.38%, 11/15/40	42,260,000	27,344,366
1.88%, 02/15/41	9,190,000	6,514,310
2.25%, 05/15/41Δ	8,910,000	6,740,798
1.75%, 08/15/41	1,350,000	923,880
3.13%, 11/15/41‡‡	3,580,000	3,116,278
2.38%, 02/15/42	2,800,000	2,146,813
3.25%, 05/15/42	7,050,000	6,259,078
2.75%, 08/15/42	10,430,000	8,482,116
2.75%, 11/15/42‡‡	7,050,000	5,717,660
2.88%, 05/15/43Δ	3,200,000	2,640,250
3.63%, 08/15/43‡‡	280,000	261,341
3.63%, 02/15/44‡‡	6,460,000	6,010,071
3.38%, 05/15/44‡‡	3,200,000	2,857,625

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
3.13%, 08/15/44	$4,800,000	$4,106,438
3.00%, 11/15/44	3,100,000	2,592,375
2.50%, 02/15/45Δ	950,000	725,117
2.88%, 08/15/45	4,340,000	3,545,068
3.00%, 02/15/48	6,170,000	5,197,261
2.88%, 05/15/49Δ	6,200,000	5,172,277
2.00%, 02/15/50	19,830,000	13,635,449
1.25%, 05/15/50Δ	27,270,000	15,275,994
1.38%, 08/15/50Δ	21,060,000	12,206,573
1.63%, 11/15/50	16,340,000	10,152,502
1.88%, 02/15/51	5,040,000	3,338,606
2.38%, 05/15/51Δ	5,320,000	3,982,519
2.00%, 08/15/51‡‡	3,830,000	2,617,865
1.88%, 11/15/51	651,000	430,804
2.25%, 02/15/52	13,052,000	9,487,173
2.88%, 05/15/52	2,680,000	2,248,269
3.00%, 08/15/52	7,130,000	6,155,195
		188,536,534
U.S. Treasury Notes
2.00%, 10/31/22‡‡	2,700,000	2,698,373
0.13%, 03/31/23	1,000,000	981,664
0.25%, 09/30/23	160,000	153,683
0.25%, 11/15/23Δ	60,000	57,363
2.75%, 05/15/25	10,350,000	9,961,471
2.25%, 11/15/25	1,480,000	1,394,148
0.38%, 11/30/25	20,000	17,736
0.75%, 03/31/26	600,000	532,898
2.25%, 03/31/26	1,500,000	1,405,635
2.63%, 05/31/27	4,445,000	4,173,612
4.13%, 09/30/27	16,000,000	16,053,750
0.75%, 01/31/28Δ	14,690,000	12,370,013
2.75%, 02/15/28‡‡	1,400,000	1,311,352
1.25%, 03/31/28‡‡	5,910,000	5,097,144
1.25%, 04/30/28	3,190,000	2,745,269
1.25%, 05/31/28	6,590,000	5,660,192
1.25%, 09/30/28	930,000	791,844
1.38%, 10/31/28	750,000	642,656
2.88%, 04/30/29	2,700,000	2,521,125
2.75%, 05/31/29	13,000,000	12,041,758
3.13%, 08/31/29	4,720,000	4,480,681
1.25%, 08/15/31	1,740,000	1,406,613
2.88%, 05/15/32	2,750,000	2,543,106
2.75%, 08/15/32Δ	3,770,000	3,447,783
		92,489,869
U.S. Treasury Strips
2.26%, 02/15/40Ω ‡‡	2,790,000	1,383,104
2.21%, 08/15/41Ω Δ	1,080,000	490,948
2.45%, 05/15/44Ω ‡‡	3,405,000	1,403,009
2.52%, 11/15/44Ω	820,000	330,214
2.37%, 02/15/46Ω	4,115,000	1,592,698
2.00%, 05/15/52Ω	50,050,000	17,293,663
		22,493,636
Total U.S. Treasury Obligations (Cost $396,981,425)		322,432,817

	Shares	Value
PREFERRED STOCK — 0.0%
Reinsurance Group of America, Inc.
0.00% * (Cost $600,000)	24,000	$603,120
MONEY MARKET FUNDS — 5.9%
GuideStone Money Market Fund, 2.76% (Institutional Class)Ø ∞	51,080,681	51,080,681
Northern Institutional Liquid Assets Portfolio (Shares), 2.97%Ø §	42,805,106	42,805,106
Northern Institutional U.S. Government Portfolio (Shares), 2.31%Ø	19,111,683	19,111,683
Total Money Market Funds (Cost $112,997,470)		112,997,470

	Par
REPURCHASE AGREEMENTS — 7.1%
Deutsche Bank Securities, Inc.
2.99% (dated 10/03/22, due 10/04/22, repurchase price $70,552,811, collateralized by U.S. Treasury Bond, 3.00%, due 11/15/2044, total market value $72,312,040)	$69,400,000	69,400,000
J.P. Morgan Securities LLC
2.98% (dated 09/30/22, due 10/03/22, repurchase price $69,329,089, collateralized by U.S. Treasury Bond, 2.00%, due 8/15/2051, total market value $68,733,098)	68,200,000	68,200,000
Total Repurchase Agreements (Cost $137,600,000)		137,600,000
TOTAL INVESTMENTS —118.1% (Cost $2,550,185,941)		2,280,218,630

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.0)%
Call Options — (0.0)%
10-Year U.S. Treasury Note Future expiration date 10/2022, Strike Price $113.50, Expires 10/07/22 (GSC)	(48)	$(5,379,000)	(11,250)
10-Year U.S. Treasury Note Option expiration date 12/2022, Strike Price $117.00, Expires 10/21/22 (GSC)	(35)	(3,922,187)	(2,735)

	Number of Contracts	Notional Amount	Value
10-Year U.S. Treasury Note Option expiration date 12/2022, Strike Price $118.50, Expires 10/21/22 (GSC)	(66)	$(7,396,125)	$(3,094)
3-Month SOFR Interest Rate Swap expiration 12/2022, Strike Price $965.00, Expires 12/16/22 (GSC)	(106)	(25,361,825)	(27,162)
5-Year U.S. Treasury Note Future expiration date 11/2022, Strike Price $109.20, Expires 10/21/22 (GSC)	(142)	(15,266,107)	(22,187)
5-Year U.S. Treasury Note Future expiration date 11/2022, Strike Price $110.70, Expires 10/21/22 (GSC)	(47)	(5,052,867)	(2,203)
Euro Dollar 12/2022, Strike Price $965.00, Expires 12/19/22 (GSC)	(115)	(27,401,625)	(7,188)
Euro Dollar 12/2022, Strike Price $970.00, Expires 12/19/22 (GSC)	(541)	(128,906,775)	(23,669)
Long U.S. Treasury Bond Future expiration date 11/2022, Strike Price $136.00, Expires 10/21/22 (GSC)	(32)	(4,045,002)	(3,500)
Pound Sterling vs. U.S. Dollar, Strike Price $1.21, Expires 10/28/22 (CITI)	(1)	(315,802)	(407)
			(103,395)
Call Swaptions — (0.0)%
Pay 1-Day SOFR (Annually); Receive 2.70% (Annually); Interest Rate Swap Maturing 4/04/2025 USD, Strike Price $2.70, Expires 04/02/24 (GSC)	(1)	(5,800,000)	(79,553)
	Number of Contracts	Notional Amount	Value
Pay 1-Day SOFR (Annually); Receive 3.30% (Annually); Interest Rate Swap Maturing 12/02/2027 USD, Strike Price $3.30, Expires 11/30/22 (BOA)	(1)	$(4,150,000)	$(110,492)
Pay 1-Day SOFR (Annually); Receive 3.65% (Annually); Interest Rate Swap Maturing 11/22/2024 USD, Strike Price $3.65, Expires 11/20/23 (GSC)	(1)	(7,900,000)	(68,228)
Pay 2.15% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 11/22/2024 USD, Strike Price $2.15, Expires 11/20/23 (GSC)	(1)	(7,900,000)	(9,160)
Pay 2.70% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 4/04/2025 USD, Strike Price $2.70, Expires 04/02/24 (GSC)	(1)	(5,800,000)	(17,308)
			(284,741)
Put Options — (0.0)%
10-Year U.S. Treasury Note Future expiration date 10/2022, Strike Price $110.70, Expires 10/07/22 (GSC)	(50)	(5,603,125)	(13,282)
10-Year U.S. Treasury Note Future expiration date 11/2022, Strike Price $109.00, Expires 10/21/22 (GSC)	(46)	(5,154,875)	(10,781)

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
10-Year U.S. Treasury Note Future expiration date 11/2022, Strike Price $109.70, Expires 10/21/22 (GSC)	(48)	$(5,379,000)	$(17,250)
10-Year U.S. Treasury Note Future expiration date 11/2022, Strike Price $110.20, Expires 10/21/22 (GSC)	(68)	(7,620,250)	(31,875)
FNCL 4.5% expiration date 11/2022, Strike Price $99.41, Expires 11/07/22 (JPM)	(1)	(2,087,531)	(82,965)
FNCL 4.5% expiration date 11/2022, Strike Price $99.41, Expires 11/07/22 (JPM)	(1)	(4,075,657)	(161,979)
			(318,132)
Total Written Options (Premiums received $ (927,609))			(706,268)

	Par	Value
TBA SALE COMMITMENTS — (0.9)%
Uniform Mortgage Backed Securities 3.00%, 10/01/52 TBA	$(2,000,000)	$(1,741,328)
Government National Mortgage Association 3.00%, 10/01/51 TBA	(1,000,000)	(884,102)
Uniform Mortgage Backed Securities 3.00%, 11/01/52 TBA	(2,000,000)	(1,740,925)
Uniform Mortgage Backed Securities 3.50%, 11/01/52 TBA	(3,100,000)	(2,789,173)
Uniform Mortgage Backed Securities 4.00%, 11/01/52 TBA	(4,000,000)	(3,709,687)
Uniform Mortgage Backed Securities 4.00%, 10/01/52 TBA	(4,000,000)	(3,712,656)
Uniform Mortgage Backed Securities 2.50%, 11/01/52 TBA	(1,000,000)	(837,246)
Uniform Mortgage Backed Securities 3.50%, 10/01/52 TBA	(2,000,000)	(1,800,469)
Uniform Mortgage Backed Securities 4.50%, 10/01/52 TBA	(1,000,000)	(952,891)
Total TBA Sale Commitments (Proceeds $(18,729,021))		(18,168,477)
Liabilities in Excess of Other Assets — (17.2)%		(331,496,904)
NET ASSETS — 100.0%		$1,929,846,981

Futures Contracts outstanding at September 30, 2022:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
30-Year Euro Buxl	12/2022	(11)	$(1,580,860)	$144,186
Euro-Bobl	12/2022	16	1,877,776	(78,938)
Euro-Bund	12/2022	(201)	(27,281,152)	1,243,188
Euro-OAT	12/2022	3	388,452	4,847
FTSE KLCI	12/2022	(16)	(1,755,936)	78,984
10-Year Commonwealth Treasury Bond	12/2022	73	5,468,690	(156,862)
3-Month Euribor	12/2022	134	32,094,604	(522,883)
90-Day Eurodollar	12/2022	619	147,492,225	(3,602,283)
10-Year Japanese Treasury Bond	12/2022	(31)	(31,764,665)	(2,118)
10-Year U.S. Treasury Note	12/2022	195	21,852,188	(580,258)
U.S. Treasury Long Bond	12/2022	(430)	(54,354,688)	4,036,771
Ultra 10-Year U.S. Treasury Note	12/2022	(80)	(9,478,750)	11,927
Ultra Long U.S. Treasury Bond	12/2022	300	41,100,000	(3,235,759)
Long GILT	12/2022	25	2,690,885	(430,419)
2-Year U.S. Treasury Note	12/2022	210	43,132,031	(332,987)
5-Year U.S. Treasury Note	12/2022	976	104,927,625	(3,840,868)
90-Day Eurodollar	03/2023	67	15,961,913	37,783
90-Day Eurodollar	06/2023	89	21,212,038	(273,119)
90-Day Eurodollar	09/2023	37	8,826,350	(338,775)
3-Month CME SOFR	09/2023	1	239,038	(2,363)
90-Day Eurodollar	12/2023	25	5,969,375	(85,000)
3-Month CME SOFR	03/2024	(603)	(144,373,275)	609,621
3-Month CME SOFR	03/2025	246	59,233,725	(378,933)
Total Futures Contracts outstanding at September 30, 2022			$241,877,589	$(7,694,258)

Forward Foreign Currency Contracts outstanding at September 30, 2022:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/04/22	U.S. Dollars	22,867,881	British Pounds	19,654,000	UBS	$921,240
10/07/22	U.S. Dollars	2,664,135	Israeli Shekels	8,499,500	DEUT	279,311
10/18/22	U.S. Dollars	4,266,164	Chinese Offshore Yuan	28,601,065	CITI	259,003
10/07/22	U.S. Dollars	2,302,621	Israeli Shekels	7,300,000	HSBC	254,357
10/04/22	U.S. Dollars	9,168,230	Euro	9,170,000	HSBC	178,615
10/12/22	U.S. Dollars	1,739,832	Canadian Dollars	2,220,280	CITI	132,563
10/04/22	U.S. Dollars	3,426,998	Brazilian Reals	17,803,253	JPM	129,925
10/11/22	U.S. Dollars	3,069,905	Euro	3,011,066	SS	116,601
12/12/22	U.S. Dollars	817,400	South African Rand	12,842,825	DEUT	112,505
04/05/23	U.S. Dollars	1,969,691	Israeli Shekels	6,557,100	JPM	104,281
05/10/23	U.S. Dollars	1,672,170	Chinese Offshore Yuan	11,221,933	HSBC	89,287
11/14/22	U.S. Dollars	2,016,475	Chilean Pesos	1,885,404,600	HSBC	83,968
10/17/22	U.S. Dollars	1,046,875	Canadian Dollars	1,340,000	GSC	76,858
10/07/22	U.S. Dollars	1,086,906	Japanese Yen	146,645,370	GSC	72,992
10/14/22	U.S. Dollars	1,251,559	South African Rand	21,535,200	UBS	63,327
11/16/22	U.S. Dollars	1,728,375	Japanese Yen	241,069,812	DEUT	54,665
12/21/22	U.S. Dollars	1,314,880	Euro	1,288,614	DEUT	43,399
10/03/22	U.S. Dollars	2,029,592	Danish Kroner	15,085,000	BNP	40,758
12/21/22	U.S. Dollars	570,404	New Zealand Dollars	947,453	UBS	39,900
11/16/22	U.S. Dollars	2,561,759	Japanese Yen	363,600,000	JPM	37,340
10/17/22	U.S. Dollars	1,607,188	Chinese Offshore Yuan	11,209,334	BNP	36,726
12/06/22	U.S. Dollars	3,978,422	Peruvian Nuevo Soles	15,839,688	GSC	34,908
12/21/22	U.S. Dollars	577,785	Canadian Dollars	749,869	MSCS	34,682
10/18/22	U.S. Dollars	844,454	Canadian Dollars	1,121,453	GSC	32,645
12/21/22	U.S. Dollars	601,047	British Pounds	513,591	MSCS	26,838
12/15/22	U.S. Dollars	988,301	British Pounds	862,340	CITI	24,324
10/18/22	U.S. Dollars	760,186	Euro	749,896	CITI	24,309
10/11/22	U.S. Dollars	353,253	Japanese Yen	47,636,167	GSC	23,768
10/11/22	U.S. Dollars	373,691	Canadian Dollars	483,813	MSCS	23,455
10/18/22	U.S. Dollars	1,161,730	Indonesian Rupiahs	17,445,031,224	CITI	20,877
10/11/22	U.S. Dollars	309,108	Japanese Yen	41,680,809	CITI	20,815
10/18/22	U.S. Dollars	227,148	British Pounds	188,429	GSC	16,672
10/04/22	U.S. Dollars	401,000	Brazilian Reals	2,092,089	BNP	13,556
12/21/22	Euro	318,000	Norwegian Kroner	3,281,125	DEUT	11,794
10/04/22	U.S. Dollars	165,263	Australian Dollars	241,000	UBS	11,099
10/18/22	U.S. Dollars	242,054	Australian Dollars	361,078	GSC	11,038
12/21/22	U.S. Dollars	316,000	Canadian Dollars	422,273	RBC	10,163
11/03/22	U.S. Dollars	390,053	Brazilian Reals	2,092,089	JPM	5,436
10/18/22	U.S. Dollars	102,479	Euro	100,000	GSC	4,349
10/27/22	U.S. Dollars	66,878	Chilean Pesos	61,060,000	UBS	4,069
10/04/22	Euro	544,000	U.S. Dollars	531,347	JPM	1,952
10/18/22	U.S. Dollars	1,630,589	Mexican Pesos	32,919,223	GSC	1,621
12/15/22	British Pounds	294,142	U.S. Dollars	328,460	JPM	350
12/21/22	U.S. Dollars	13,678	Japanese Yen	1,927,660	MSCS	228
Subtotal Appreciation						$3,486,569
12/21/22	Swedish Kronor	15,693	U.S. Dollars	1,502	UBS	$(80)
10/18/22	U.S. Dollars	138,315	Japanese Yen	20,000,000	GSC	(112)
11/02/22	U.S. Dollars	282,686	Euro	289,000	JPM	(1,214)
10/11/22	Euro	1,111,834	U.S. Dollars	1,093,797	JPM	(3,291)
11/02/22	U.S. Dollars	176,550	British Pounds	163,000	JPM	(5,572)
12/06/22	Peruvian Nuevo Soles	786,448	U.S. Dollars	201,395	BAR	(5,598)
10/27/22	New Zealand Dollars	106,155	U.S. Dollars	66,950	DEUT	(7,536)
11/01/22	U.S. Dollars	1,969,776	Danish Kroner	14,975,000	JPM	(8,721)
12/15/22	British Pounds	334,109	U.S. Dollars	382,912	CITI	(9,424)

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
03/14/23	Peruvian Nuevo Soles	1,616,502	U.S. Dollars	410,697	DEUT	$(11,093)
10/04/22	Euro	359,000	U.S. Dollars	364,236	BAR	(12,298)
10/04/22	U.S. Dollars	461,281	British Pounds	425,000	BNP	(13,296)
10/18/22	U.S. Dollars	710,517	British Pounds	650,000	GSC	(15,533)
10/17/22	Chinese Offshore Yuan	5,131,267	U.S. Dollars	736,976	UBS	(18,069)
11/16/22	Japanese Yen	220,400,000	U.S. Dollars	1,550,014	JPM	(19,810)
10/18/22	Australian Dollars	511,854	U.S. Dollars	350,666	CITI	(23,184)
10/17/22	Chinese Offshore Yuan	6,003,651	U.S. Dollars	864,880	JPM	(23,750)
10/04/22	British Pounds	694,000	U.S. Dollars	799,358	BAR	(24,403)
12/21/22	Norwegian Kroner	3,104,290	U.S. Dollars	313,256	MSCS	(27,553)
12/21/22	Swiss Francs	974,349	U.S. Dollars	1,027,701	UBS	(31,447)
10/04/22	Brazilian Reals	3,463,855	U.S. Dollars	673,000	BNP	(31,512)
12/21/22	Euro	946,000	U.S. Dollars	968,789	SS	(35,367)
05/10/23	Chinese Offshore Yuan	11,132,349	U.S. Dollars	1,607,188	BNP	(36,941)
10/18/22	Indonesian Rupiahs	47,366,064,581	U.S. Dollars	3,134,957	CITI	(37,358)
11/16/22	Japanese Yen	305,700,000	U.S. Dollars	2,161,736	HSBC	(39,307)
12/21/22	Australian Dollars	879,583	U.S. Dollars	603,105	RBC	(39,611)
10/04/22	Brazilian Reals	6,110,670	U.S. Dollars	1,171,573	JPM	(39,908)
10/04/22	Brazilian Reals	10,320,817	U.S. Dollars	1,956,924	DEUT	(45,561)
10/18/22	Norwegian Kroner	26,657,844	Euro	2,577,330	CITI	(80,576)
10/18/22	U.S. Dollars	3,378,261	Mexican Pesos	70,352,281	GSC	(103,036)
11/02/22	U.S. Dollars	7,992,337	Euro	8,267,000	MSCS	(128,780)
01/04/23	Brazilian Reals	17,803,254	U.S. Dollars	3,359,675	JPM	(131,357)
12/21/22	Chilean Pesos	1,891,114,500	U.S. Dollars	2,095,186	GSC	(172,183)
10/18/22	Canadian Dollars	7,115,735	U.S. Dollars	5,491,984	CITI	(340,969)
10/18/22	Japanese Yen	800,494,020	U.S. Dollars	5,932,653	GSC	(392,160)
11/02/22	U.S. Dollars	20,996,475	British Pounds	19,385,000	MSCS	(662,620)
Subtotal Depreciation						$(2,579,230)
Total Forward Foreign Currency Contracts outstanding at September 30, 2022						$907,339
Swap Agreements outstanding at September 30, 2022:
Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issuers—Sell Protection
AT&T, Inc., 3.80% 2/15/27 (Receive Quarterly)	0.87%	1.00%	6/20/2023	USD	1,500,000	$1,828	$1,565	$263
Rolls-Royce Holdings PLC 2.13% due 6/18/21 (Receive Quarterly)	3.65%	1.00%	6/20/2025	EUR	1,700,000	(109,781)	(263,901)	154,120
Subtotal Appreciation						$(107,953)	$(262,336)	$154,383
Citigroup, Inc., 2.88% due 7/24/23 (Receive Quarterly)	0.60%	1.00%	12/20/2022	USD	2,200,000	$2,632	$15,971	$(13,339)
The Boeing Company, 2.60% due 10/30/25 (Receive Quarterly)	1.05%	1.00%	6/20/2023	USD	2,200,000	(152)	5,839	(5,991)
The Boeing Company, 8.75% due 8/15/21 (Receive Quarterly)	1.47%	1.00%	6/20/2024	USD	475,000	(3,554)	11,966	(15,520)
Devon Energy Corporation 7.95% due 4/15/32 (Receive Quarterly)	1.35%	1.00%	6/20/2026	USD	2,800,000	(32,315)	(26,054)	(6,261)
General Electric Co., 2.70% due 10/9/22 (Receive Quarterly)	1.26%	1.00%	6/20/2026	USD	2,100,000	(17,770)	11,126	(28,896)

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
General Electric Co., 2.70% due 10/9/22 (Receive Quarterly)	1.26%	1.00%	6/20/2026	USD	1,100,000	$(9,308)	$17,601	$(26,909)
The Boeing Company, 2.60% due 10/30/25 (Receive Quarterly)	1.90%	1.00%	6/20/2026	USD	2,400,000	(71,307)	(17,161)	(54,146)
General Electric Co., 2.70% due 10/9/22 (Receive Quarterly)	1.38%	1.00%	12/20/2026	USD	2,600,000	(36,145)	29,130	(65,275)
General Motors Co., 4.88% due 10/2/23 (Pay Quarterly)	2.31%	5.00%	12/20/2026	USD	2,200,000	221,407	443,519	(222,112)
Stellantis N.V. 5.25% due 4/15/23 (Receive Quarterly)	2.34%	5.00%	12/20/2026	EUR	1,700,000	171,169	391,652	(220,483)
Prudential Financial, Inc., 3.88% 3/27/28 (Receive Quarterly)	0.98%	1.00%	6/20/2027	USD	1,075,000	1,362	3,846	(2,484)
Republic of Peru, 8.75% 11/21/2033 (Receive Quarterly)	1.56%	1.00%	6/20/2027	USD	290,000	(6,657)	3,476	(10,133)
Verizon Communications, Inc., 4.13% 3/16/27 (Receive Quarterly)	1.37%	1.00%	6/20/2027	USD	1,700,000	(25,806)	(12,179)	(13,627)
Republic of Chile, 3.24% 2/6/2028 (Receive Quarterly)	1.67%	1.00%	12/20/2027	USD	1,470,000	(44,464)	(28,878)	(15,586)
Republic of Indonesia, 4.125% 1/15/2025 (Receive Quarterly)	1.57%	1.00%	12/20/2027	USD	2,670,000	(68,864)	(23,183)	(45,681)
British Telecommunications 5.75% due 12/7/28 (Receive Quarterly)	1.80%	1.00%	6/20/2028	EUR	2,000,000	(79,199)	(11,393)	(67,806)
British Telecommunications 5.75% due 12/7/28 (Receive Quarterly)	1.92%	1.00%	12/20/2028	EUR	2,000,000	(97,384)	(23,988)	(73,396)
Subtotal Depreciation						$(96,355)	$791,290	$(887,645)
Net Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issuers—Sell Protection outstanding at September 30, 2022						$(204,308)	$528,954	$(733,262)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection
Markit CDX.NA.HY.38 Index (Pay Quarterly)	(5.00)%	6/20/2027	USD	3,960,000	$84,502	$(57,181)	$141,683
Markit CDX.NA.IG.38 Index (Pay Quarterly)	(1.00)%	6/20/2027	USD	53,200,000	(22,065)	(33,314)	11,249
Markit CDX.NA.IG.38 Index (Pay Quarterly)	(5.00)%	6/20/2027	USD	14,850,000	316,885	131,729	185,156
					$379,322	$41,234	$338,088

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection
Markit CDX.NA.IG.34 Index (Receive Quarterly)	0.97%	1.00%	6/20/2025	USD	22,475,000	$26,846	$232,086	$(205,240)
Markit CDX.NA.IG.36 Index (Receive Quarterly)	0.83%	1.00%	6/20/2026	USD	21,900,000	130,282	533,136	(402,854)
Markit CDX.NA.IG.37 Index (Receive Quarterly)	0.91%	1.00%	12/20/2026	USD	3,400,000	13,143	53,846	(40,703)
Markit CDX.NA.IG.37 Index (Receive Quarterly)	6.39%	1.00%	12/20/2027	EUR	5,100,000	(257,254)	(177,300)	(79,954)

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX.NA.IG.39 Index (Receive Quarterly)	1.08%	1.00%	12/20/2027	USD	51,014,000	$(167,701)	$(33,183)	$(134,518)
						$(254,684)	$608,585	$(863,269)

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	12.40% (Upon termination)	1/2/2023	BRL	3,804,163	$4,655	$(270)	$4,925
5.80% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2023	BRL	10,262,470	113,085	—	113,085
3.97% (Upon termination)	US CPI Urban Consumers (Upon termination)	11/18/2023	USD	7,830,000	216,416	(43,299)	259,715
3.00% (Quarterly)	3-Month KWCDC (Quarterly)	6/15/2024	KRW	2,929,480,000	41,241	2,669	38,572
9.20% (Lunar)	28-Day Mexico Interbank TIIE (Lunar)	12/18/2024	MXN	60,330,000	44,869	450	44,419
1.50% (Annually)	6-Month EURIBOR (Semiannually)	12/21/2024	EUR	5,590,000	153,363	131,660	21,703
7.50% (Annually)	6-Month WIBOR (Semiannually)	12/21/2024	PLN	975,000	329	(2,086)	2,415
8.75% (Quarterly)	3-Month JIBAR (Quarterly)	12/21/2024	ZAR	53,000,000	(18,874)	(45,959)	27,085
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	12.23% (Upon termination)	1/2/2025	BRL	72,980,941	151,062	—	151,062
1.52% (Annually)	1-Day SOFR (Annually)	11/20/2026	USD	8,910,000	525,007	(21,341)	546,348
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	11.98% (Upon termination)	1/4/2027	BRL	44,823,382	158,212	—	158,212
1-Day SOFR (Annually)	0.71% (Annually)	5/15/2027	USD	5,096,000	690,614	11,748	678,866
6-Month EURIBOR (Semiannually)	2.35% (Annually)	9/9/2027	EUR	6,080,000	115,314	50,457	64,857
1.50% (Annually)	6-Month EURIBOR (Semiannually)	12/21/2027	EUR	2,260,000	155,254	112,756	42,498
6.75% (Annually)	6-Month WIBOR (Semiannually)	12/21/2027	PLN	925,000	1,903	829	1,074
1.13% (Annually)	1-Day SOFR (Annually)	8/15/2028	USD	13,722,000	1,895,113	99,593	1,795,520
1.22% (Annually)	1-Day SOFR (Annually)	8/15/2028	USD	5,885,000	784,398	(380)	784,778
2.85% (Annually)	1-Day SOFR (Annually)	2/15/2029	USD	6,630,000	307,867	(15,305)	323,172
3.27% (Annually)	1-Day SOFR (Annually)	4/30/2029	USD	6,957,000	170,784	(41,453)	212,237
2.35% (Annually)	6-Month EURIBOR (Semiannually)	7/4/2029	EUR	1,900,000	60,842	54,616	6,226
2.57% (Annually)	1-Day SOFR (Annually)	6/4/2031	USD	24,880,000	248,832	23,908	224,924
1.73% (Annually)	1-Day SOFR (Annually)	10/20/2031	USD	7,100,000	440,881	27,966	412,915
2.00% (Annually)	1-Day SOFR (Annually)	3/18/2032	USD	3,959,000	481,169	16,937	464,232
1.75% (Annually)	1-Day ESTR (Annually)	5/17/2032	EUR	6,200,000	294,818	27,373	267,445
0.50% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	5/26/2032	JPY	1,619,540,000	123,474	49,181	74,293
2.68% (Annually)	1-Day SOFR (Annually)	7/28/2032	USD	1,290,000	29,472	(6,466)	35,938
2.50% (Annually)	1-Day SONIA (Annually)	8/25/2032	GBP	1,280,000	61,659	4,322	57,337
6-Month EURIBOR (Semiannually)	2.50% (Annually)	8/30/2032	EUR	1,840,000	(50,582)	(53,167)	2,585
2.75% (Annually)	3-Month STIBOR (Quarterly)	9/8/2032	SEK	13,270,000	11,586	1,562	10,024
1-Day SOFR (Annually)	2.00% (Annually)	12/21/2032	USD	10,100,000	1,299,660	1,040,439	259,221
2.25% (Annually)	1-Day SONIA (Annually)	12/21/2032	GBP	80,000	15,363	12,925	2,438
3.75% (Quarterly)	3-Month KWCDC (Quarterly)	12/21/2032	KRW	64,170,000	298	(1,333)	1,631
3-Month CDOR (Semiannually)	3.25% (Semiannually)	12/21/2032	CAD	840,000	(21,553)	(23,689)	2,136
6-Month EURIBOR (Semiannually)	2.00% (Annually)	12/21/2032	EUR	880,000	82,121	59,351	22,770
Bank of Japan Unsecured Overnight Call Rate (Annually)	0.25% (Annually)	12/21/2032	JPY	1,117,520,000	205,803	205,493	310
0.50% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	3/15/2042	JPY	1,190,000,000	613,560	327,316	286,244

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
0.66% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	4/19/2042	JPY	49,000,000	$15,435	$—	$15,435
1.45% (Annually)	6-Month EURIBOR (Semiannually)	8/10/2042	EUR	11,250,000	185,698	73,725	111,973
0.56% (Annually)	1-Day SOFR (Annually)	7/20/2045	USD	5,310,000	2,288,919	70,079	2,218,840
1.52% (Annually)	1-Day SOFR (Annually)	2/15/2047	USD	3,222,000	898,758	(44,743)	943,501
1.73% (Annually)	1-Day SOFR (Annually)	2/15/2047	USD	4,196,000	1,020,485	47,848	972,637
1.63% (Annually)	1-Day SOFR (Annually)	5/15/2047	USD	6,360,000	1,679,515	268,325	1,411,190
2.08% (Annually)	1-Day SOFR (Annually)	7/28/2047	USD	2,130,000	9,776	(1,434)	11,210
2.51% (Annually)	1-Day SOFR (Annually)	2/15/2048	USD	2,751,000	318,735	18,063	300,672
2.60% (Annually)	1-Day SOFR (Annually)	2/15/2048	USD	5,978,000	587,132	410,915	176,217
2.50% (Annually)	1-Day SOFR (Annually)	4/21/2052	USD	2,560,000	266,755	2,386	264,369
1.33% (Annually)	6-Month EURIBOR (Semiannually)	5/17/2052	EUR	2,000,000	147,260	66,448	80,812
0.80% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	6/15/2052	JPY	250,000,000	142,194	11,645	130,549
1.56% (Annually)	6-Month EURIBOR (Semiannually)	7/6/2052	EUR	1,210,000	(8,993)	(17,374)	8,381
1.80% (Annually)	6-Month EURIBOR (Semiannually)	9/9/2052	EUR	1,910,000	25,729	6,222	19,507
0.75% (Annually)	1-Day SONIA (Annually)	9/21/2052	GBP	4,200,000	2,382,085	921,793	1,460,292
1.75% (Annually)	1-Day SOFR (Annually)	12/21/2052	USD	9,200,000	2,261,054	1,748,381	512,673
2.00% (Annually)	1-Day SONIA (Annually)	3/15/2053	GBP	1,900,000	597,631	581,749	15,882
Subtotal Appreciation					$22,226,183	$6,170,831	$16,055,352
3-Month New Zealand BBR FRA (Quarterly)	1.25% (Semiannually)	12/15/2022	NZD	9,510,000	$(14,914)	$(10,537)	$(4,377)
1.27% (Semiannually)	3-Month LIBOR (Quarterly)	11/4/2023	USD	19,300,000	(629,253)	(354,990)	(274,263)
1-Day SOFR (Annually)	3.30% (Annually)	12/21/2023	USD	18,400,000	(197,952)	(3,373)	(194,579)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	9.20% (Upon termination)	1/2/2024	BRL	6,468,748	(67,660)	(28,018)	(39,642)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	12.30% (Upon termination)	1/2/2024	BRL	1,293,456	668	1,647	(979)
Bank of Japan Unsecured Overnight Call Rate (Annually)	0.00% (Annually)	3/17/2024	JPY	750,000,000	(4,287)	11,605	(15,892)
1-Day SOFR (Annually)	2.20% (Annually)	6/15/2024	USD	14,700,000	(484,537)	—	(484,537)
1-Day SOFR (Annually)	3.50% (Annually)	9/30/2024	USD	6,446,000	(80,640)	(45,455)	(35,185)
1-Day SOFR (Annually)	3.25% (Annually)	12/21/2024	USD	6,370,000	(117,051)	(91,309)	(25,742)
7-Day CFETS Repo Rate (Quarterly)	2.50% (Quarterly)	12/21/2024	CNY	20,800,000	15,339	23,072	(7,733)
US CPI Urban Consumers (Upon termination)	3.37% (Upon termination)	11/18/2026	USD	7,830,000	(95,196)	122,847	(218,043)
6-Month EURIBOR (Semiannually)	1.00% (Annually)	5/18/2027	EUR	3,600,000	(271,343)	(163,593)	(107,750)
1-Day SOFR (Annually)	2.15% (Annually)	6/15/2027	USD	14,700,000	(1,050,310)	—	(1,050,310)
1-Day SOFR (Annually)	2.87% (Annually)	7/22/2027	USD	26,000,000	(1,045,595)	—	(1,045,595)
1-Day SOFR (Annually)	2.85% (Annually)	8/29/2027	USD	3,200,000	(135,570)	—	(135,570)
0.00% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	12/21/2027	JPY	2,988,460,000	272,886	287,609	(14,723)
2.75% (Annually)	1-Day SOFR (Annually)	12/21/2027	USD	60,000	2,813	2,814	(1)
6.50% (Annually)	6-Month WIBOR (Semiannually)	12/21/2027	PLN	925,000	(3,717)	2,884	(6,601)
6-Month ASX BBSW (Semiannually)	3.75% (Semiannually)	12/21/2027	AUD	680,000	(10,658)	(5,319)	(5,339)
7-Day CFETS Repo Rate (Quarterly)	2.50% (Quarterly)	12/21/2027	CNY	10,230,000	(4,911)	6,344	(11,255)
1-Day SOFR (Annually)	2.50% (Annually)	6/4/2029	USD	9,430,000	(125,398)	(6,494)	(118,904)
28-Day Mexico Interbank TIIE (Lunar)	7.45% (Lunar)	7/18/2029	MXN	165,770,000	(731,378)	68,837	(800,215)
6-Month EURIBOR (Semiannually)	2.13% (Annually)	5/17/2032	EUR	6,200,000	(260,621)	(13,792)	(246,829)
6-Month EURIBOR (Semiannually)	2.00% (Annually)	5/26/2032	EUR	6,940,000	(327,330)	(100,091)	(227,239)
1-Day SOFR (Annually)	2.61% (Annually)	8/15/2032	USD	11,600,000	(912,622)	—	(912,622)
6-Month EURIBOR (Semiannually)	2.75% (Annually)	9/8/2032	EUR	1,140,000	(20,133)	2,403	(22,536)
6-Month EURIBOR (Semiannually)	2.65% (Annually)	9/9/2032	EUR	8,980,000	(193,993)	(74,890)	(119,103)
1-Day SOFR (Annually)	3.45% (Annually)	9/26/2032	USD	2,900,000	(25,638)	—	(25,638)

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
3.00% (Annually)	1-Day SOFR (Annually)	10/4/2032	USD	2,660,000	$20,033	$20,033	$—
6-Month EURIBOR (Semiannually)	3.20% (Annually)	10/4/2032	EUR	2,280,000	1,813	1,813	—
28-Day Mexico Interbank TIIE (Lunar)	8.60% (Lunar)	12/8/2032	MXN	5,980,000	(10,812)	351	(11,163)
1.75% (Annually)	Swiss Average Overnight Rate (Annually)	12/21/2032	CHF	530,000	15,863	18,341	(2,478)
1-Day SOFR (Annually)	2.50% (Annually)	12/21/2032	USD	2,740,000	(239,351)	(178,209)	(61,142)
3.50% (Annually)	6-Month NIBOR (Semiannually)	12/21/2032	NOK	1,390,000	150	1,406	(1,256)
3.75% (Semiannually)	6-Month ASX BBSW (Semiannually)	12/21/2032	AUD	860,000	31,466	38,431	(6,965)
3-Month JIBAR (Quarterly)	9.50% (Quarterly)	12/21/2032	ZAR	7,500,000	(7,118)	8,358	(15,476)
3-Month New Zealand BBR FRA (Quarterly)	4.00% (Semiannually)	12/21/2032	NZD	470,000	(11,028)	(9,839)	(1,189)
3-Month STIBOR (Quarterly)	3.00% (Annually)	12/21/2032	SEK	5,790,000	(8,066)	(5,623)	(2,443)
6-Month WIBOR (Semiannually)	6.25% (Annually)	12/21/2032	PLN	2,450,000	(20,306)	8,478	(28,784)
6-Month EURIBOR (Semiannually)	1.75% (Annually)	3/15/2033	EUR	32,500,000	(3,792,352)	(287,154)	(3,505,198)
1-Day SOFR (Annually)	2.73% (Annually)	6/4/2033	USD	15,800,000	(128,294)	(13,647)	(114,647)
1-Day SONIA (Annually)	3.80% (Annually)	7/31/2035	GBP	3,240,000	(164,607)	(9,502)	(155,105)
6-Month EURIBOR (Semiannually)	2.86% (Annually)	7/4/2037	EUR	2,840,000	(46,438)	(27,993)	(18,445)
1-Day SOFR (Annually)	2.91% (Annually)	7/28/2037	USD	3,000,000	(39,328)	5,268	(44,596)
6-Month EURIBOR (Semiannually)	2.15% (Annually)	8/9/2037	EUR	4,960,000	(153,884)	(62,247)	(91,637)
0.75% (Semiannually)	Bank of Japan Unsecured Overnight Call Rate (Semiannually)	3/20/2038	JPY	489,200,000	35,892	39,965	(4,073)
6-Month EURIBOR (Semiannually)	1.05% (Annually)	8/11/2047	EUR	6,200,000	(42,337)	(18,375)	(23,962)
1-Day ESTR (Annually)	1.36% (Annually)	5/17/2052	EUR	2,000,000	(168,388)	(80,820)	(87,568)
Subtotal Depreciation					$(11,246,093)	$(918,764)	$(10,327,329)
Net Centrally Cleared Interest Rate Swaps outstanding at September 30, 2022					$10,980,090	$5,252,067	$5,728,023
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2022, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)
	Par	Value
ASSET-BACKED SECURITIES — 1.9%
510 Asset Backed Trust, Series 2021-NPL1, Class A1
(Step to 5.24% on 07/25/24), 2.24%, 06/25/61 144A STEP	$86,278	$80,745
Aaset Trust, Series 2021-2A, Class A
2.80%, 01/15/47 144A	238,818	189,376
Air Canada Pass-Through Trust, Series 2020-2, Class A
5.25%, 04/01/29 144A	393,012	370,156
American Airlines Pass-Through Trust, Series 2016-3, Class B
3.75%, 10/15/25	180,682	155,049
American Airlines Pass-Through Trust, Series 2017-2, Class B
3.70%, 10/15/25	71,469	62,526
American Credit Acceptance Receivables Trust, Series 2021-3, Class D
1.34%, 11/15/27 144A	80,000	75,121
American Credit Acceptance Receivables Trust, Series 2021-4, Class D
1.82%, 02/14/28 144A	105,000	96,221
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D
1.21%, 12/18/26	55,000	49,606
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A
2.36%, 03/20/26 144A	145,000	135,918
Avis Budget Rental Car Funding AESOP LLC, Series 2021-1A, Class A
1.38%, 08/20/27 144A	770,000	664,212
BHG Securitization Trust, Series 2022-A, Class B
2.70%, 02/20/35 144A	110,000	94,949
Bravo Mortgage Asset Trust, Series 2006-1A, Class M1
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 3.68%, 07/25/36 144A †	630,000	570,161
Carvana Auto Receivables Trust, Series 2021-N3, Class C
1.02%, 06/12/28	55,000	52,872
Carvana Auto Receivables Trust, Series 2021-N4, Class C
1.72%, 09/11/28	20,000	19,128
Carvana Auto Receivables Trust, Series 2021-N4, Class D
2.30%, 09/11/28	50,000	45,959
Carvana Auto Receivables Trust, Series 2021-P3, Class C
1.93%, 10/12/27	50,000	41,630
Carvana Auto Receivables Trust, Series 2021-P4, Class C
2.33%, 02/10/28	25,000	21,046
CLI Funding VIII LLC, Series 2021-1A, Class A
1.64%, 02/18/46 144A	104,949	90,027
	Par	Value
DB Master Finance LLC, Series 2021-1A, Class A2II
2.49%, 11/20/51 144A	$89,325	$73,340
Domino's Pizza Master Issuer LLC, Series 2019-1A, Class A2
3.67%, 10/25/49 144A	131,625	113,880
Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2I
2.66%, 04/25/51 144A	138,250	114,247
DT Auto Owner Trust, Series 2020-3A, Class C
1.47%, 06/15/26 144A	210,000	203,975
DT Auto Owner Trust, Series 2021-2A, Class D
1.50%, 02/16/27 144A	25,000	23,167
DT Auto Owner Trust, Series 2021-3A, Class D
1.31%, 05/17/27 144A	165,000	147,111
DT Auto Owner Trust, Series 2021-4A, Class D
1.99%, 09/15/27 144A	65,000	58,273
DT Auto Owner Trust, Series 2022-1A, Class D
3.40%, 12/15/27 144A	95,000	87,277
Exeter Automobile Receivables Trust, Series 2021-3A, Class D
1.55%, 06/15/27	120,000	109,977
Flagship Credit Auto Trust, Series 2021-2, Class D
1.59%, 06/15/27 144A	40,000	35,697
Flagship Credit Auto Trust, Series 2021-3, Class D
1.65%, 09/15/27 144A	50,000	44,177
Ford Credit Auto Owner Trust, Series 2021-A, Class A3
0.30%, 08/15/25	239,436	232,223
GLS Auto Receivables Issuer Trust, Series 2021-1A, Class D
1.68%, 01/15/27 144A	175,000	164,778
GLS Auto Receivables Issuer Trust, Series 2021-2A, Class D
1.42%, 04/15/27 144A	65,000	59,257
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class D
1.48%, 07/15/27 144A	80,000	70,603
GLS Auto Receivables Issuer Trust, Series 2021-4A, Class D
2.48%, 10/15/27 144A	135,000	122,076
Honda Auto Receivables Owner Trust, Series 2021-1, Class A3
0.27%, 04/21/25	135,110	131,176
MVW LLC, Series 2021-2A, Class C
2.23%, 05/20/39 144A	102,889	90,712
Navient Private Education Refinancing Loan Trust, Series 2021-FA, Class B
2.12%, 02/18/70 144A	100,000	69,296
Navient Student Loan Trust, Series 2018-EA, Class B
4.44%, 12/15/59 144A	560,000	543,022

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Nelnet Student Loan Trust, Series 2021-CA, Class D
4.44%, 04/20/62 144A	$1,040,000	$827,300
New Century Home Equity Loan Trust, Series 2003-6, Class M1
(Floating, ICE LIBOR USD 1M + 1.08%, 1.08% Floor, 12.50% Cap), 4.16%, 01/25/34†	203,058	196,038
PFCA Home Equity Investment Trust, Series 2003-IFC5, Class A
4.46%, 01/22/35 144A † γ	340,340	316,628
Progress Residential, Series 2021-SFR3, Class E1
2.54%, 05/17/26 144A	20,000	17,054
Saxon Asset Securities Trust, Series 2006-3, Class A4
(Floating, ICE LIBOR USD 1M + 0.24%, 0.24% Floor, 12.25% Cap), 3.32%, 10/25/46†	600,000	500,159
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class C
3.12%, 05/20/36 144A	21,616	20,686
S-Jets, Ltd., Series 2017-1, Class A
3.97%, 08/15/42 144A	156,720	126,357
SLM Student Loan Trust, Series 2003-10A, Class A4
(Floating, ICE LIBOR USD 3M + 0.67%), 3.96%, 12/17/68 144A †	585,025	568,372
SLM Student Loan Trust, Series 2003-4, Class A5E
(Floating, ICE LIBOR USD 3M + 0.75%), 4.04%, 03/15/33 144A †	107,073	105,046
SLM Student Loan Trust, Series 2006-10, Class A6
(Floating, ICE LIBOR USD 3M + 0.15%), 2.93%, 03/25/44†	107,651	103,683
SMB Private Education Loan Trust, Seres 2021-A, Class A2A2
(Floating, ICE LIBOR USD 1M + 0.73%), 3.55%, 01/15/53 144A †	92,806	89,208
SMB Private Education Loan Trust, Series 2021-A, Class A2B
1.59%, 01/15/53 144A	222,734	194,291
SMB Private Education Loan Trust, Series 2021-E, Class B
2.49%, 02/15/51 144A	100,000	76,556
Taco Bell Funding LLC, Series 2021-1A, Class A2II
2.29%, 08/25/51 144A	109,175	87,563
Textainer Marine Containers VII, Ltd., Series 2021-1A, Class A
1.68%, 02/20/46 144A	87,333	74,026
U.S. Airways Pass-Through Trust, Series 2012-1, Class A
5.90%, 10/01/24	65,328	63,333
U.S. Airways Pass-Through Trust, Series 2012-2, Class A
4.63%, 06/03/25	60,869	55,096
	Par	Value
United Airlines Pass-Through Trust, Series 2014-1, Class A
4.00%, 04/11/26	$76,943	$70,464
United Airlines Pass-Through Trust, Series 2016-2, Class B
3.65%, 04/07/27	61,458	54,192
United Airlines Pass-Through Trust, Series 2020-1, Class A
5.88%, 10/15/27	306,980	296,578
VCAT LLC, Series 2021-NPL5, Class A1
(Step to 4.87% on 09/25/24), 1.87%, 08/25/51 144A STEP	80,602	73,769
VCAT LLC, Series 2021-NPL6, Class A1
(Step to 4.92% on 10/25/24), 1.92%, 09/25/51 144A STEP	128,286	119,858
VOLT XCVII LLC, Series 2021-NPL6, Class A1
(Step to 5.24% on 04/25/24), 2.24%, 04/25/51 144A STEP	84,857	77,744
Wendy's Funding LLC, Series 2021-1A, Class A2I
2.37%, 06/15/51 144A	59,250	47,301
Westlake Automobile Receivables Trust, Series 2021-1A, Class D
1.23%, 04/15/26 144A	140,000	131,081
Westlake Automobile Receivables Trust, Series 2021-2A, Class D
1.23%, 12/15/26 144A	65,000	60,030
Total Asset-Backed Securities (Cost $10,585,207)		9,661,379
CORPORATE BONDS — 19.6%
Air Lease Corporation
0.70%, 02/15/24	380,000	355,297
2.30%, 02/01/25	305,000	280,939
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.08%), 4.65%, 06/15/26ρ Δ ^	120,000	100,486
4.63%, 10/01/28	50,000	44,938
3.00%, 02/01/30	30,000	23,794
3.13%, 12/01/30	25,000	19,719
Allied Universal Holdco LLC
6.00%, 06/01/29 144A	270,000	174,819
Ally Financial, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.87%), 4.70%, 05/15/26ρ ^	140,000	109,569
(Variable, U.S. Treasury Yield Curve Rate CMT 7Y + 3.48%), 4.70%, 05/15/28ρ ^	125,000	89,375
2.20%, 11/02/28Δ	50,000	38,671
8.00%, 11/01/31Δ	175,000	183,730
Amazon.com, Inc.
0.45%, 05/12/24	595,000	558,197
3.88%, 08/22/37	620,000	539,995
4.25%, 08/22/57	190,000	158,774

	Par	Value
American Airlines, Inc.
5.50%, 04/20/26 144A	$780,000	$733,851
5.75%, 04/20/29 144A	750,000	655,706
American Express Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.85%), 3.55%, 09/15/26ρ ^	1,000,000	773,176
American Homes 4 Rent LP REIT
2.38%, 07/15/31	20,000	15,110
Antares Holdings LP
3.75%, 07/15/27 144A	250,000	202,151
Apple, Inc.
0.50%, 11/15/31(E)	180,000	139,356
4.65%, 02/23/46	145,000	136,125
Aramark International Finance S.a.r.l.
3.13%, 04/01/25(E)	184,000	166,408
Ardagh Metal Packaging Finance U.S.A. LLC
3.00%, 09/01/29(E)	100,000	70,255
Ares Capital Corporation
2.88%, 06/15/28Δ	310,000	244,470
3.20%, 11/15/31	135,000	96,400
AT&T, Inc.
0.25%, 03/04/26(E)	650,000	570,825
3.65%, 06/01/51	315,000	213,668
Athene Global Funding
1.72%, 01/07/25 144A	245,000	224,188
1.61%, 06/29/26 144A	110,000	93,648
Aviation Capital Group LLC
1.95%, 01/30/26 144A	80,000	67,225
Avnet, Inc.
5.50%, 06/01/32	130,000	118,245
Avon Products, Inc.
8.45%, 03/15/43	50,000	48,522
Bank of America Corporation
1.38%, 03/26/25(E) Δ	595,000	556,923
(Variable, ICE LIBOR USD 3M + 2.93%), 5.88%, 03/15/28ρ ^	900,000	772,875
(Variable, ICE LIBOR USD 3M + 1.51%), 3.71%, 04/24/28^	250,000	227,785
(Variable, ICE LIBOR USD 3M + 1.04%), 3.42%, 12/20/28^	435,000	386,809
(Variable, ICE LIBOR USD 3M + 0.99%), 2.50%, 02/13/31^	155,000	122,479
(Variable, U.S. SOFR + 1.37%), 1.92%, 10/24/31^	360,000	266,815
(Variable, U.S. SOFR + 1.33%), 2.97%, 02/04/33^	560,000	438,478
(Variable, U.S. SOFR + 2.16%), 5.02%, 07/22/33^	145,000	134,703
(Variable, U.S. SOFR + 1.58%), 3.31%, 04/22/42^	1,860,000	1,310,899
(Variable, ICE LIBOR USD 3M + 3.15%), 4.08%, 03/20/51^	170,000	128,576
Barings BDC, Inc.
3.30%, 11/23/26 144A	75,000	62,311
Bausch Health Americas, Inc.
9.25%, 04/01/26 144A Δ	500,000	297,330
8.50%, 01/31/27 144A Δ	50,000	21,362
	Par	Value
Belden, Inc.
3.38%, 07/15/27(E)	$100,000	$86,772
Bentley Systems, Inc.
0.38%, 07/01/27 CONV	5,000	3,793
BioMarin Pharmaceutical, Inc.
0.60%, 08/01/24 CONV	80,000	79,467
1.25%, 05/15/27 CONV Δ	235,000	234,554
Blackstone Secured Lending Fund
2.13%, 02/15/27Δ	190,000	153,488
Block, Inc.
3.50%, 06/01/31Δ	65,000	50,523
Boeing Co. (The)
4.88%, 05/01/25	690,000	673,935
2.20%, 02/04/26	280,000	248,733
3.10%, 05/01/26	30,000	27,422
5.15%, 05/01/30	5,000	4,631
3.63%, 03/01/48	5,000	3,123
3.85%, 11/01/48	35,000	22,750
3.75%, 02/01/50	415,000	271,311
5.81%, 05/01/50	335,000	291,864
3.83%, 03/01/59	100,000	60,531
Booking Holdings, Inc.
0.50%, 03/08/28(E)	275,000	226,395
Braskem America Finance Co.
7.13%, 07/22/41Δ	2,440,000	2,142,884
Brighthouse Financial, Inc.
5.63%, 05/15/30Δ	375,000	352,021
Brixmor Operating Partnership LP REIT
2.25%, 04/01/28Δ	15,000	12,132
Broadcom, Inc.
4.15%, 11/15/30	60,000	52,020
2.60%, 02/15/33 144A	140,000	100,228
3.14%, 11/15/35 144A	25,000	17,570
Cable One, Inc.
0.00%, 03/15/26 CONV »	5,000	3,823
Carnival Corporation
5.75%, 03/01/27 144A	80,000	56,222
6.00%, 05/01/29 144A Δ	45,000	29,623
Caterpillar Financial Services Corporation
0.95%, 01/10/24	225,000	215,643
0.45%, 05/17/24	595,000	556,945
CCO Holdings LLC
4.50%, 08/15/30 144A	650,000	515,648
4.50%, 06/01/33 144A	1,170,000	867,110
4.25%, 01/15/34 144A	295,000	211,847
CDW LLC
2.67%, 12/01/26	25,000	21,731
3.25%, 02/15/29	25,000	20,335
3.57%, 12/01/31	220,000	171,698
Celanese U.S. Holdings LLC
6.33%, 07/15/29	35,000	32,655
6.38%, 07/15/32Δ	25,000	23,264
Centene Corporation
4.63%, 12/15/29	1,380,000	1,243,304
3.00%, 10/15/30	25,000	19,852

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
2.50%, 03/01/31	$215,000	$162,521
2.63%, 08/01/31	100,000	75,573
Charles Schwab Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 3.08%), 4.00%, 12/01/30ρ ^	490,000	360,558
Charter Communications Operating LLC
2.80%, 04/01/31	255,000	193,192
2.30%, 02/01/32	205,000	146,711
4.40%, 04/01/33Δ	55,000	45,637
3.50%, 06/01/41	370,000	237,220
6.48%, 10/23/45	210,000	185,628
5.75%, 04/01/48	890,000	720,691
4.80%, 03/01/50	335,000	242,532
3.70%, 04/01/51	65,000	39,561
3.85%, 04/01/61	30,000	17,592
4.40%, 12/01/61	245,000	156,689
3.95%, 06/30/62	245,000	145,865
Cigna Corporation
4.80%, 08/15/38	280,000	248,856
3.20%, 03/15/40	150,000	108,153
3.40%, 03/15/50	260,000	176,353
Citigroup, Inc.
(Variable, ICE LIBOR USD 3M + 3.42%), 6.30%, 05/15/24ρ ^	690,000	645,176
(Variable, ICE LIBOR USD 3M + 0.90%), 3.35%, 04/24/25^	350,000	337,753
(Variable, ICE LIBOR USD 3M + 3.91%), 5.95%, 05/15/25ρ ^	100,000	90,630
(Variable, ICE LIBOR USD 3M + 1.56%), 3.89%, 01/10/28^	135,000	124,392
(Variable, ICE LIBOR USD 3M + 1.15%), 3.52%, 10/27/28^	200,000	178,787
(Variable, U.S. SOFR + 1.42%), 2.98%, 11/05/30^	210,000	172,840
(Variable, U.S. SOFR + 1.94%), 3.79%, 03/17/33^	165,000	138,526
CME Group, Inc.
5.30%, 09/15/43Δ	620,000	617,727
Comcast Corporation
2.94%, 11/01/56	1,066,000	638,145
2.99%, 11/01/63	307,000	178,449
CommScope, Inc.
4.75%, 09/01/29 144A	240,000	196,212
ConocoPhillips
6.50%, 02/01/39Δ	10,000	10,867
Continental Resources, Inc.
5.75%, 01/15/31 144A	415,000	376,033
2.88%, 04/01/32 144A	70,000	51,356
4.90%, 06/01/44	270,000	193,186
Corebridge Financial, Inc.
4.35%, 04/05/42 144A	50,000	38,595
Corporate Office Properties LP REIT
2.75%, 04/15/31	20,000	14,729
Crown Castle, Inc. REIT
1.05%, 07/15/26	385,000	325,672
	Par	Value
2.50%, 07/15/31	$185,000	$142,822
CSC Holdings LLC
4.63%, 12/01/30 144A	400,000	272,730
CVS Health Corporation
4.13%, 04/01/40	105,000	83,816
5.05%, 03/25/48	295,000	260,487
4.25%, 04/01/50	210,000	164,940
Darling Ingredients, Inc.
6.00%, 06/15/30 144A	10,000	9,540
DCP Midstream Operating LP
5.13%, 05/15/29	20,000	18,783
3.25%, 02/15/32	135,000	106,891
6.75%, 09/15/37 144A	500,000	485,581
Dell International LLC
5.45%, 06/15/23	153,000	153,431
5.30%, 10/01/29	365,000	340,579
8.10%, 07/15/36	122,000	129,344
8.35%, 07/15/46	31,000	33,525
Delta Air Lines, Inc.
2.90%, 10/28/24Δ	30,000	27,828
7.00%, 05/01/25 144A	50,000	50,376
4.50%, 10/20/25 144A	350,000	339,940
7.38%, 01/15/26Δ	330,000	334,125
4.75%, 10/20/28 144A	1,300,000	1,212,542
Devon Energy Corporation
5.88%, 06/15/28	384,000	384,064
DH Europe Finance II S.a.r.l.
0.45%, 03/18/28(E)	275,000	227,847
Diamondback Energy, Inc.
3.13%, 03/24/31	45,000	36,568
Digital Euro Finco LLC REIT
1.13%, 04/09/28(E)	305,000	240,783
Dillard's, Inc.
7.75%, 07/15/26	450,000	469,284
Directv Financing LLC
5.88%, 08/15/27 144A	1,370,000	1,184,194
Discovery Communications LLC
3.63%, 05/15/30	125,000	102,802
DISH DBS Corporation
7.75%, 07/01/26	1,545,000	1,187,387
5.75%, 12/01/28 144A	770,000	583,364
5.13%, 06/01/29	90,000	53,019
DISH Network Corporation
2.38%, 03/15/24 CONV	830,000	743,472
3.38%, 08/15/26 CONV Δ	565,000	390,133
DTE Energy Co.
3.40%, 06/15/29	142,000	124,495
Duke Energy Corporation
2.55%, 06/15/31	295,000	231,763
Edison International
4.95%, 04/15/25Δ	35,000	34,329
El Paso Natural Gas Co. LLC
8.38%, 06/15/32	50,000	55,900
Encore Capital Group, Inc.
4.88%, 10/15/25(E)	300,000	274,906

	Par	Value
Endeavor Energy Resources LP
5.75%, 01/30/28 144A	$230,000	$219,272
Energy Transfer LP
4.50%, 11/01/23	500,000	495,914
7.60%, 02/01/24	220,000	224,717
Entegris Escrow Corporation
4.75%, 04/15/29 144A	160,000	141,292
Enterprise Products Operating LLC
5.10%, 02/15/45	600,000	512,710
4.80%, 02/01/49	290,000	239,517
EOG Resources, Inc.
4.38%, 04/15/30	100,000	95,369
EPR Properties REIT
3.75%, 08/15/29	230,000	177,942
3.60%, 11/15/31	340,000	243,336
EQT Corporation
5.68%, 10/01/25	30,000	29,853
3.13%, 05/15/26 144A	25,000	22,797
3.90%, 10/01/27	95,000	86,647
5.70%, 04/01/28	20,000	19,641
5.00%, 01/15/29	900,000	841,555
3.63%, 05/15/31 144A Δ	105,000	87,695
ERAC U.S.A. Finance LLC
7.00%, 10/15/37 144A	535,000	559,965
Expedia Group, Inc.
3.25%, 02/15/30Δ	15,000	12,185
2.95%, 03/15/31Δ	460,000	357,496
Exxon Mobil Corporation
4.33%, 03/19/50Δ	300,000	256,527
3.45%, 04/15/51	340,000	253,946
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/25 144A	430,000	422,822
Fidelity National Information Services, Inc.
1.00%, 12/03/28(E)	300,000	241,528
5.10%, 07/15/32	55,000	51,757
Fiserv, Inc.
1.63%, 07/01/30(E)	290,000	231,940
Ford Motor Co.
6.63%, 10/01/28Δ	75,000	73,054
3.25%, 02/12/32	20,000	14,441
4.75%, 01/15/43	90,000	59,854
Ford Motor Credit Co. LLC
2.75%, 06/14/24(U) Δ	1,360,000	1,370,777
2.39%, 02/17/26(E)	100,000	85,574
3.82%, 11/02/27	400,000	336,576
2.90%, 02/10/29	875,000	664,317
4.00%, 11/13/30	850,000	664,895
Fox Corporation
5.58%, 01/25/49Δ	215,000	184,547
Freeport-McMoRan, Inc.
4.25%, 03/01/30Δ	15,000	12,847
4.63%, 08/01/30Δ	15,000	13,174
5.40%, 11/14/34Δ	230,000	204,769
FS KKR Capital Corporation
3.40%, 01/15/26	75,000	66,253
3.13%, 10/12/28	95,000	73,865
	Par	Value
Gartner, Inc.
3.63%, 06/15/29 144A Δ	$10,000	$8,347
General Dynamics Corporation
4.25%, 04/01/40	190,000	166,932
4.25%, 04/01/50	460,000	400,332
General Electric Co.
6.75%, 03/15/32Δ	11,000	11,897
General Motors Co.
5.40%, 10/02/23	360,000	360,197
6.13%, 10/01/25	250,000	250,334
6.25%, 10/02/43	85,000	74,056
5.20%, 04/01/45	255,000	194,788
General Motors Financial Co., Inc.
0.96%, 09/07/23(E) Δ	415,000	396,302
5.25%, 03/01/26	315,000	306,904
(Variable, ICE LIBOR USD 3M + 3.60%), 5.75%, 09/30/27ρ Δ ^	5,000	4,069
3.60%, 06/21/30	275,000	223,080
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.00%), 5.70%, 09/30/30ρ Δ ^	10,000	8,609
GEO Group, Inc. (The)
10.50%, 06/30/28	217,000	214,845
Georgia-Pacific LLC
8.88%, 05/15/31	305,000	372,173
Gilead Sciences, Inc.
4.00%, 09/01/36	670,000	558,173
Glencore Funding LLC
2.85%, 04/27/31 144A Δ	420,000	325,524
Global Payments, Inc.
5.30%, 08/15/29	30,000	28,252
2.90%, 11/15/31	15,000	11,486
5.40%, 08/15/32	55,000	51,132
Go Daddy Operating Co. LLC
3.50%, 03/01/29 144A	105,000	86,133
Goldman Sachs Capital II
(Variable, ICE LIBOR USD 3M + 0.77%), 4.00%, 11/03/22† ρ	40,000	28,880
Goldman Sachs Group, Inc. (The)
(Variable, ICE LIBOR USD 3M + 1.20%), 3.27%, 09/29/25^	420,000	400,296
(Variable, U.S. SOFR + 0.79%), 1.09%, 12/09/26^	360,000	310,942
0.25%, 01/26/28(E)	428,000	339,167
(Variable, ICE LIBOR USD 3M + 1.51%), 3.69%, 06/05/28^	225,000	203,727
(Variable, U.S. SOFR + 1.73%), 4.48%, 08/23/28^	275,000	258,339
(Variable, ICE LIBOR USD 3M + 1.16%), 3.81%, 04/23/29^	265,000	235,320
(Variable, U.S. SOFR + 1.28%), 2.62%, 04/22/32^	220,000	170,786
6.75%, 10/01/37	180,000	179,773
(Variable, ICE LIBOR USD 3M + 1.37%), 4.02%, 10/31/38^	160,000	126,737
5.15%, 05/22/45	580,000	485,762
Hanesbrands, Inc.
4.63%, 05/15/24 144A	110,000	105,036
4.88%, 05/15/26 144A Δ	560,000	504,185

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
HCA, Inc.
5.38%, 02/01/25	$20,000	$19,784
5.38%, 09/01/26	18,000	17,462
4.13%, 06/15/29	70,000	61,483
3.50%, 09/01/30	50,000	41,395
5.25%, 06/15/49	170,000	138,647
Hercules LLC
6.50%, 06/30/29	130,000	123,265
Hess Midstream Operations LP
4.25%, 02/15/30 144A	30,000	24,289
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32 144A	75,000	57,566
Hilton Grand Vacations Borrower Escrow LLC
5.00%, 06/01/29 144A	60,000	48,515
4.88%, 07/01/31 144A	20,000	15,295
Hilton Worldwide Finance LLC
4.88%, 04/01/27	520,000	478,231
Icahn Enterprises LP
5.25%, 05/15/27	5,000	4,389
4.38%, 02/01/29	280,000	226,072
Ideal Standard International SA
6.38%, 07/30/26(E) 144A	420,000	230,343
iHeartCommunications, Inc.
8.38%, 05/01/27Δ	50,000	42,156
Ionis Pharmaceuticals, Inc.
0.00%, 04/01/26 CONV Δ »	55,000	54,622
Jabil, Inc.
1.70%, 04/15/26	85,000	73,938
JBS U.S.A. LUX SA
3.00%, 02/02/29 144A	45,000	36,876
3.75%, 12/01/31 144A	50,000	40,097
Jefferies Group LLC
6.25%, 01/15/36	350,000	327,591
6.50%, 01/20/43	260,000	244,601
JELD-WEN, Inc.
4.88%, 12/15/27 144A Δ	150,000	107,449
JetBlue Airways Corporation
0.50%, 04/01/26 CONV Δ	40,000	28,600
John Deere Capital Corporation
0.90%, 01/10/24Δ	55,000	52,566
1.25%, 01/10/25Δ	85,000	78,964
JPMorgan Chase & Co.
(Variable, ICE LIBOR USD 3M + 3.33%), 6.13%, 04/30/24ρ ^	190,000	184,547
(Variable, Euribor 3M + 0.84%), 1.64%, 05/18/28(E) ^	250,000	218,362
(Variable, U.S. SOFR + 2.04%), 2.52%, 04/22/31^	510,000	403,817
(Variable, U.S. SOFR + 2.52%), 2.96%, 05/13/31^	285,000	226,128
(Variable, U.S. SOFR + 2.46%), 3.11%, 04/22/41^	250,000	173,608
(Variable, U.S. SOFR + 2.44%), 3.11%, 04/22/51^	460,000	291,657
(Variable, U.S. SOFR + 1.58%), 3.33%, 04/22/52Δ ^	1,880,000	1,244,352
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	40,000	38,678
	Par	Value
6.95%, 01/15/38	$50,000	$49,842
Kinder Morgan, Inc.
7.75%, 01/15/32	560,000	606,994
5.55%, 06/01/45	310,000	270,959
Legacy LifePoint Health LLC
4.38%, 02/15/27 144A Δ	230,000	190,355
Lennar Corporation
4.75%, 11/29/27	1,045,000	966,554
Lithia Motors, Inc.
3.88%, 06/01/29 144A Δ	45,000	36,187
Livongo Health, Inc.
0.88%, 06/01/25 CONV	35,000	29,365
Marathon Petroleum Corporation
4.70%, 05/01/25	380,000	373,528
Marriott International, Inc.
2.85%, 04/15/31	75,000	59,004
Marriott Ownership Resorts, Inc.
4.50%, 06/15/29 144A	45,000	35,623
Marvell Technology, Inc.
2.45%, 04/15/28Δ	70,000	57,920
2.95%, 04/15/31	60,000	46,613
Masco Corporation
7.75%, 08/01/29	62,000	67,804
6.50%, 08/15/32	27,000	27,171
Match Group Holdings II LLC
5.00%, 12/15/27 144A Δ	560,000	500,682
MBIA Insurance Corporation
13.77%, 01/15/33 144A #	215,000	25,800
McDonald’s Corporation
1.60%, 03/15/31(E)	400,000	322,785
4.20%, 04/01/50Δ	300,000	241,186
Micron Technology, Inc.
2.70%, 04/15/32Δ	215,000	156,748
Mileage Plus Holdings LLC
6.50%, 06/20/27 144A	356,250	349,353
MMS U.S.A. Holdings, Inc.
1.75%, 06/13/31(E) Δ	500,000	390,155
Molina Healthcare, Inc.
3.88%, 05/15/32 144A	60,000	49,232
Morgan Stanley
(Variable, U.S. SOFR + 0.51%), 0.79%, 01/22/25^	510,000	478,043
4.35%, 09/08/26	120,000	114,450
3.63%, 01/20/27	250,000	232,848
3.95%, 04/23/27	35,000	32,577
(Variable, U.S. SOFR + 1.14%), 2.70%, 01/22/31^	315,000	255,709
(Variable, U.S. SOFR + 4.84%), 5.60%, 03/24/51^	230,000	220,995
MPLX LP
4.70%, 04/15/48	105,000	80,289
MPT Operating Partnership LP REIT
2.55%, 12/05/23(U)	350,000	363,299
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	605,000	623,725
Mylan, Inc.
4.55%, 04/15/28	225,000	199,106

	Par	Value
Navient Corporation
6.75%, 06/15/26Δ	$125,000	$113,628
5.63%, 08/01/33	10,000	6,742
NCL Corporation, Ltd.
5.88%, 03/15/26 144A	65,000	49,550
1.13%, 02/15/27 144A CONV	155,000	97,847
5.88%, 02/15/27 144A	65,000	54,248
NCL Finance, Ltd.
6.13%, 03/15/28 144A	25,000	18,486
Netflix, Inc.
3.63%, 05/15/27(E)	100,000	92,542
4.88%, 04/15/28	20,000	18,763
5.88%, 11/15/28	90,000	88,045
6.38%, 05/15/29	1,215,000	1,209,039
5.38%, 11/15/29 144A Δ	10,000	9,421
4.88%, 06/15/30 144A Δ	145,000	132,828
Newell Brands, Inc.
4.10%, 04/01/23	320,000	320,037
NGPL PipeCo LLC
7.77%, 12/15/37 144A	200,000	202,678
NVIDIA Corporation
3.70%, 04/01/60	280,000	201,231
Occidental Petroleum Corporation
3.50%, 08/15/29Δ	280,000	256,420
8.88%, 07/15/30	10,000	11,156
6.13%, 01/01/31Δ	5,000	4,937
7.88%, 09/15/31	10,000	10,690
OneMain Finance Corporation
6.88%, 03/15/25	125,000	117,688
Open Text Holdings, Inc.
4.13%, 02/15/30 144A	300,000	240,090
Oracle Corporation
4.00%, 07/15/46	205,000	139,035
3.95%, 03/25/51	150,000	99,766
Organon & Co.
2.88%, 04/30/28(E)	150,000	117,974
Ovintiv, Inc.
8.13%, 09/15/30	15,000	16,215
7.20%, 11/01/31	5,000	5,106
7.38%, 11/01/31	10,000	10,434
6.50%, 08/15/34Δ	120,000	117,134
6.63%, 08/15/37	30,000	29,428
6.50%, 02/01/38	5,000	4,866
Owens Corning
7.00%, 12/01/36	523,000	540,328
Owl Rock Capital Corporation
4.25%, 01/15/26	265,000	242,633
2.88%, 06/11/28	105,000	80,119
Owl Rock Technology Finance Corporation
4.75%, 12/15/25 144A	265,000	238,803
Pacific Gas and Electric Co.
3.25%, 06/01/31	160,000	122,313
3.30%, 08/01/40	120,000	77,071
4.30%, 03/15/45	255,000	169,846
	Par	Value
Peloton Interactive, Inc.
0.00%, 02/15/26 CONV »	$10,000	$6,801
Penn Mutual Life Insurance Co. (The)
7.63%, 06/15/40 144A	345,000	376,989
Pilgrim's Pride Corporation
4.25%, 04/15/31 144A	35,000	28,010
3.50%, 03/01/32 144A	145,000	109,504
Plains All American Pipeline LP
4.65%, 10/15/25	230,000	221,593
3.55%, 12/15/29	200,000	166,875
PLT VII Finance S.a.r.l.
4.63%, 01/05/26(E) Δ	165,000	145,525
Prime Security Services Borrower LLC
5.25%, 04/15/24 144A	610,000	589,464
PulteGroup, Inc.
6.00%, 02/15/35	95,000	85,645
Radiology Partners, Inc.
9.25%, 02/01/28 144A	440,000	287,727
Range Resources Corporation
5.00%, 03/15/23	53,000	52,897
4.75%, 02/15/30 144A Δ	840,000	730,300
RingCentral, Inc.
0.00%, 03/15/26 CONV »	55,000	42,570
Rocket Mortgage LLC
2.88%, 10/15/26 144A	290,000	238,239
3.63%, 03/01/29 144A Δ	15,000	11,579
3.63%, 03/01/29	130,000	100,350
3.88%, 03/01/31 144A	325,000	236,088
4.00%, 10/15/33 144A	165,000	113,696
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/26 144A	10,000	7,370
5.50%, 04/01/28 144A Δ	130,000	91,367
Sasol Financing U.S.A. LLC
5.50%, 03/18/31Δ	1,470,000	1,112,231
SBA Communications Corporation REIT
3.13%, 02/01/29	155,000	125,001
Seagate HDD Cayman
4.09%, 06/01/29	10,000	8,042
3.38%, 07/15/31	10,000	7,004
Sensata Technologies, Inc.
4.38%, 02/15/30 144A	720,000	603,108
Snap, Inc.
0.00%, 05/01/27 CONV »	70,000	48,615
Southern Co. (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.73%), 4.00%, 01/15/51^	200,000	179,740
Southern Copper Corporation
5.25%, 11/08/42	870,000	764,138
Southwest Airlines Co.
1.25%, 05/01/25 CONV Δ	145,000	166,061
Southwestern Energy Co.
4.75%, 02/01/32	765,000	642,830

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Spectrum Brands, Inc.
5.75%, 07/15/25	$35,000	$33,125
5.00%, 10/01/29 144A	90,000	71,800
Splunk, Inc.
1.13%, 06/15/27 CONV Δ	60,000	47,507
Spotify U.S.A., Inc.
0.00%, 03/15/26 CONV »	65,000	51,350
Sprint Capital Corporation
8.75%, 03/15/32	550,000	638,619
Sprint Corporation
7.88%, 09/15/23	490,000	495,816
Stewart Information Services Corporation
3.60%, 11/15/31	135,000	104,252
Synchrony Financial
2.88%, 10/28/31Δ	215,000	153,078
Sysco Corporation
6.60%, 04/01/50	142,000	149,581
Tapestry, Inc.
3.05%, 03/15/32	30,000	22,424
Targa Resources Corporation
5.20%, 07/01/27	5,000	4,817
Targa Resources Partners LP
5.50%, 03/01/30	285,000	256,427
4.88%, 02/01/31	10,000	8,617
4.00%, 01/15/32	35,000	28,936
TD SYNNEX Corporation
1.75%, 08/09/26	135,000	114,909
Teladoc Health, Inc.
1.25%, 06/01/27 CONV	275,000	202,483
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 144A	340,000	278,800
Terminix Co. LLC (The)
7.45%, 08/15/27	120,000	136,150
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36Δ	75,000	61,941
Time Warner Cable LLC
5.50%, 09/01/41	35,000	27,552
4.50%, 09/15/42	55,000	38,092
T-Mobile U.S.A., Inc.
2.40%, 03/15/29Δ	25,000	20,432
3.88%, 04/15/30	675,000	599,148
2.70%, 03/15/32Δ	485,000	379,329
4.50%, 04/15/50Δ	275,000	220,957
Toyota Motor Credit Corporation
0.50%, 06/18/24	595,000	554,794
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	320,000	270,961
4.45%, 08/01/42	750,000	615,182
TransDigm, Inc.
6.25%, 03/15/26 144A	50,000	48,585
Travel + Leisure Co.
6.63%, 07/31/26 144A	10,000	9,381
6.00%, 04/01/27	10,000	9,033
4.50%, 12/01/29 144A	110,000	85,466
	Par	Value
4.63%, 03/01/30 144A	$75,000	$59,404
TriNet Group, Inc.
3.50%, 03/01/29 144A	95,000	77,577
Twitter, Inc.
0.00%, 03/15/26 CONV »	25,000	23,011
Uber Technologies, Inc.
0.00%, 12/15/25 CONV Δ »	155,000	129,411
8.00%, 11/01/26 144A	15,000	14,998
7.50%, 09/15/27 144A	305,000	299,365
6.25%, 01/15/28 144A Δ	120,000	111,763
4.50%, 08/15/29 144A	345,000	290,663
UGI International LLC
2.50%, 12/01/29(E)	100,000	73,339
United Rentals North America, Inc.
5.25%, 01/15/30Δ	410,000	371,640
3.88%, 02/15/31	1,290,000	1,051,853
Unity Software, Inc.
0.00%, 11/15/26 144A CONV »	50,000	36,438
Utah Acquisition Sub, Inc.
3.13%, 11/22/28(E)	410,000	351,816
Verizon Communications, Inc.
1.13%, 11/03/28(U)	290,000	238,015
1.88%, 10/26/29(E)	410,000	355,734
2.36%, 03/15/32	940,000	721,747
0.75%, 03/22/32(E) Δ	185,000	134,638
3.40%, 03/22/41	620,000	454,164
4.00%, 03/22/50	720,000	551,923
3.55%, 03/22/51	150,000	105,807
3.70%, 03/22/61	350,000	238,337
Viatris, Inc.
3.85%, 06/22/40	280,000	175,092
Viking Cruises, Ltd.
5.88%, 09/15/27 144A Δ	90,000	68,815
Viking Ocean Cruises Ship VII, Ltd.
5.63%, 02/15/29 144A	900,000	701,491
VOC Escrow, Ltd.
5.00%, 02/15/28 144A	280,000	228,320
Warnermedia Holdings, Inc.
4.05%, 03/15/29 144A	40,000	34,595
4.28%, 03/15/32 144A	275,000	226,592
5.05%, 03/15/42 144A	360,000	269,999
5.14%, 03/15/52 144A	690,000	502,825
Wells Fargo & Co.
(Variable, ICE LIBOR USD 3M + 3.99%), 5.88%, 06/15/25ρ ^	170,000	162,273
1.00%, 02/02/27(E)	400,000	341,981
(Variable, U.S. SOFR + 1.26%), 2.57%, 02/11/31^	230,000	184,387
(Variable, U.S. SOFR + 2.53%), 3.07%, 04/30/41^	220,000	151,509
(Variable, U.S. SOFR + 4.50%), 5.01%, 04/04/51^	840,000	727,321
Western Digital Corporation
4.75%, 02/15/26	70,000	64,917
2.85%, 02/01/29	120,000	93,415
3.10%, 02/01/32	10,000	6,818

	Par	Value
Western Midstream Operating LP
3.35%, 02/01/25	$850,000	$793,449
4.30%, 02/01/30Δ	20,000	17,150
5.45%, 04/01/44	10,000	8,217
5.30%, 03/01/48	50,000	41,228
5.50%, 08/15/48	835,000	677,022
5.50%, 02/01/50	25,000	20,222
Westlake Corporation
3.13%, 08/15/51Δ	205,000	126,580
WestRock MWV LLC
8.20%, 01/15/30	75,000	84,402
7.95%, 02/15/31	25,000	28,200
Weyerhaeuser Co. REIT
6.95%, 10/01/27	30,000	31,878
6.88%, 12/15/33	250,000	263,813
Williams Cos., Inc. (The)
7.50%, 01/15/31	40,000	43,000
5.75%, 06/24/44	320,000	292,264
Yum! Brands, Inc.
4.63%, 01/31/32	195,000	163,866
Total Corporate Bonds (Cost $121,522,100)		99,558,272
FOREIGN BONDS — 40.4%
Andorra — 0.0%
Andorra International Bond
1.25%, 02/23/27(E)	100,000	88,551
Angola — 0.1%
Angolan Government International Bond
8.75%, 04/14/32	200,000	148,830
9.38%, 05/08/48	200,000	136,032
		284,862
Argentina — 0.3%
Argentine Republic Government International Bond
1.00%, 07/09/29	136,957	26,510
(Step to 0.75% on 07/09/23), 0.50%, 07/09/30 STEP	828,157	167,272
(Step to 3.63% on 07/09/23), 1.50%, 07/09/35 STEP	1,625,941	296,156
Pampa Energia SA
7.50%, 01/24/27 144A	750,000	645,090
Provincia de Buenos Aires
(Step to 6.38% on 09/01/23), 5.25%, 09/01/37 144A STEP	623,391	192,885
		1,327,913
Australia — 0.2%
Arena Luxembourg Finance S.a.r.l.
1.88%, 02/01/28(E)	100,000	73,721
Australia Government Bond
1.75%, 06/21/51(A)	2,000,000	778,473
	Par	Value
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/31 144A Δ	$100,000	$77,001
		929,195
Austria — 0.5%
Republic of Austria Government Bond
0.90%, 02/20/32(E) 144A	50,000	41,319
Sappi Papier Holding GmbH
3.63%, 03/15/28(E)	130,000	98,836
Suzano Austria GmbH
5.75%, 07/14/26 144A	370,000	361,218
5.00%, 01/15/30	730,000	633,969
3.75%, 01/15/31	1,450,000	1,138,228
		2,273,570
Azerbaijan — 0.1%
Southern Gas Corridor CJSC
6.88%, 03/24/26	510,000	504,171
State Oil Co. of the Azerbaijan Republic
6.95%, 03/18/30	200,000	195,479
		699,650
Belgium — 0.1%
Elia Transmission Belgium SA
0.88%, 04/28/30(E) Δ	500,000	392,368
House of Finance NV (The)
4.38%, 07/15/26(E)	150,000	147,747
Kingdom of Belgium Government Bond
1.45%, 06/22/37(E) 144A	33,774	26,726
0.40%, 06/22/40(E) 144A	40,594	25,293
3.75%, 06/22/45(E)	18,000	19,378
		611,512
Bermuda — 0.1%
Bermuda Government International Bond
3.72%, 01/25/27	200,000	188,412
4.75%, 02/15/29	200,000	192,865
		381,277
Brazil — 2.0%
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/28	120,000	116,405
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/23(B)	14,363,000	2,638,163
10.00%, 01/01/25(B)	17,030,000	3,065,527
10.00%, 01/01/27(B)	8,227,000	1,438,816
Brazilian Government International Bond
5.63%, 01/07/41	230,000	186,530

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Itau Unibanco Holding SA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.98%), 6.13%, 12/12/22 144A ρ ^	$760,000	$698,660
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.98%), 6.13%, 12/12/22ρ ^	1,110,000	1,020,412
Vale Overseas, Ltd.
6.88%, 11/21/36	900,000	855,801
		10,020,314
Canada — 1.1%
1011778 BC ULC
3.88%, 01/15/28 144A	720,000	627,764
Bausch Health Cos., Inc.
7.00%, 01/15/28 144A	5,000	1,915
5.00%, 01/30/28 144A	50,000	18,505
4.88%, 06/01/28 144A	20,000	12,928
5.00%, 02/15/29 144A	5,000	1,948
6.25%, 02/15/29 144A	5,000	1,876
5.25%, 01/30/30 144A	25,000	9,389
5.25%, 02/15/31 144A	120,000	45,358
Canadian Government Bond
1.00%, 06/01/27(C)	2,315,000	1,510,779
Clarios Global LP
4.38%, 05/15/26(E)	151,000	131,236
First Quantum Minerals, Ltd.
6.50%, 03/01/24 144A	300,000	294,369
7.50%, 04/01/25 144A Δ	550,000	530,082
6.88%, 10/15/27 144A	200,000	180,446
Glencore Finance Canada, Ltd.
6.00%, 11/15/41	340,000	302,273
MEG Energy Corporation
7.13%, 02/01/27 144A Δ	1,310,000	1,332,185
Open Text Corporation
3.88%, 02/15/28 144A	190,000	157,393
Rogers Communications, Inc.
3.80%, 03/15/32 144A	171,000	148,016
4.55%, 03/15/52 144A	165,000	131,935
		5,438,397
Chile — 0.1%
Corporation Nacional del Cobre de Chile
3.63%, 08/01/27 144A	220,000	201,571
Empresa de los Ferrocarriles del Estado
3.83%, 09/14/61	400,000	269,278
		470,849
China — 5.1%
Avolon Holdings Funding, Ltd.
4.25%, 04/15/26 144A	680,000	610,486
China Government Bond
2.56%, 10/21/23(Y)	16,950,000	2,390,093
2.26%, 02/24/25(Y)	9,070,000	1,278,913
2.20%, 07/27/25(Y)	29,500,000	4,095,333
	Par	Value
3.85%, 12/12/26(Y)	$18,000,000	$2,643,009
2.37%, 01/20/27(Y)	7,660,000	1,065,967
3.48%, 06/29/27(Y)	33,000,000	4,813,741
4.15%, 12/04/27(Y)	13,000,000	1,947,032
4.29%, 05/22/29(Y)	16,500,000	2,525,012
3.60%, 05/21/30(Y)	7,000,000	1,037,323
3.02%, 05/27/31(Y)	2,670,000	379,522
3.95%, 06/29/43(Y)	4,000,000	601,493
4.10%, 05/21/45(Y)	1,000,000	153,126
4.05%, 07/24/47(Y)	770,000	124,294
3.53%, 10/18/51(Y)	3,990,000	593,283
China Minmetals Corporation
(Variable, 4.72% - U.S. Treasury Yield Curve Rate CMT 5Y), 3.75%, 11/13/22ρ ^	250,000	249,751
Dianjian International Finance, Ltd.
(Variable, 6.93% - U.S. Treasury Yield Curve Rate CMT 5Y), 4.60%, 03/13/23ρ ^	200,000	198,790
NXP BV
4.40%, 06/01/27	15,000	14,172
Park Aerospace Holdings, Ltd.
4.50%, 03/15/23 144A	190,000	188,917
5.50%, 02/15/24 144A	830,000	813,099
Sinopec Group Overseas Development 2015, Ltd.
3.25%, 04/28/25	250,000	241,324
Times China Holdings, Ltd.
6.75%, 07/08/25	200,000	26,560
Yuzhou Group Holdings Co., Ltd.
7.70%, 02/20/25#	495,000	34,165
		26,025,405
Colombia — 0.6%
Colombia Government International Bond
3.00%, 01/30/30	315,000	226,353
6.13%, 01/18/41	100,000	73,832
5.63%, 02/26/44Δ	3,170,000	2,110,024
5.00%, 06/15/45	200,000	121,810
5.20%, 05/15/49	200,000	124,058
Ecopetrol SA
5.88%, 09/18/23	140,000	139,127
Millicom International Cellular SA
5.13%, 01/15/28 144A	540,000	450,785
		3,245,989
Czech Republic — 0.1%
CPI Property Group SA
(Variable, 5.73% - EUR Swap Rate 5Y), 4.88%, 08/18/26(E) ρ ^	100,000	64,325
Czech Republic Government Bond
0.95%, 05/15/30(ZE)	17,870,000	521,129
		585,454

	Par	Value
Denmark — 0.0%
DKT Finance ApS
7.00%, 06/17/23(E)	$204,000	$195,553
Dominican Republic — 0.1%
Dominican Republic International Bond
4.88%, 09/23/32	260,000	196,446
6.00%, 02/22/33Δ	150,000	122,461
6.85%, 01/27/45	220,000	172,064
		490,971
Ecuador — 0.1%
Ecuador Government International Bond
4.72%, 07/31/30Ω	16,866	4,922
(Step to 6.00% on 07/31/23), 5.50%, 07/31/30 STEP	69,140	33,071
(Step to 3.50% on 07/31/23), 2.50%, 07/31/35 STEP	638,778	211,820
(Step to 2.50% on 07/31/23), 1.50%, 07/31/40 STEP	59,020	17,411
		267,224
Egypt — 0.2%
Egypt Government International Bond
7.60%, 03/01/29	400,000	281,233
6.38%, 04/11/31(E)	1,200,000	687,995
7.63%, 05/29/32	200,000	121,170
7.90%, 02/21/48	200,000	105,052
		1,195,450
El Salvador — 0.0%
El Salvador Government International Bond
7.13%, 01/20/50	150,000	48,750
Finland — 0.0%
Ahlstrom-Munksjo Holding 3 OY
3.63%, 02/04/28(E)	200,000	155,338
France — 1.2%
Accor SA
(Variable, 3.25% - EUR Swap Rate 5Y), 2.63%, 01/30/25(E) ρ ^	100,000	76,307
Afflelou SAS
4.25%, 05/19/26(E)	150,000	129,367
Altice France SA
3.38%, 01/15/28(E)	300,000	224,374
4.13%, 01/15/29(E)	100,000	74,974
Banijay Group SAS
6.50%, 03/01/26(E)	122,000	106,366
Banque Federative du Credit Mutuel SA
1.25%, 06/03/30(E)	400,000	310,215
BNP Paribas SA
(Variable, USD Swap 5Y + 5.15%), 7.38%, 08/19/25 144A ρ ^	740,000	700,468
(Variable, Euribor 3M + 1.80%), 2.13%, 01/23/27(E) ^	300,000	273,619
	Par	Value
(Variable, USD Swap 5Y + 3.98%), 7.00%, 08/16/28 144A ρ ^	$300,000	$259,778
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.90%), 7.75%, 08/16/29 144A ρ ^	860,000	795,758
CAB SELAS
3.38%, 02/01/28(E) 144A	600,000	451,475
Constellium SE
4.25%, 02/15/26(E)	185,000	163,477
Electricite de France SA
(Variable, GBP Swap Rate 13Y + 4.23%), 6.00%, 01/29/26(U) ρ ^	600,000	524,220
Faurecia SE
2.38%, 06/15/27(E)	265,000	191,213
French Republic Government Bond OAT
2.10%, 07/25/23(E) 144A	265,773	268,037
1.50%, 05/25/31(E)	22,499	20,423
0.11%, 07/25/31(E) 144A	54,705	52,600
0.00%, 11/25/31(E)	52,000	40,435
0.75%, 05/25/52(E)	47,700	26,528
1.75%, 05/25/66(E) 144A	12,350	8,742
Iliad Holding SASU
5.63%, 10/15/28(E) Δ	200,000	168,694
Kapla Holding SAS
3.38%, 12/15/26(E)	200,000	164,280
Laboratoire Eimer Selas
5.00%, 02/01/29(E)	150,000	106,482
Loxam SAS
5.75%, 07/15/27(E)	430,000	327,392
Matterhorn Telecom SA
4.00%, 11/15/27(E)	140,000	120,605
Orange SA
0.50%, 09/04/32(E)	400,000	287,698
Paprec Holding SA
4.00%, 03/31/25(E) Δ	155,000	136,332
Picard Groupe SAS
3.88%, 07/01/26(E)	100,000	82,451
SPCM SA
2.63%, 02/01/29(E)	100,000	74,556
		6,166,866
Gabon — 0.1%
Gabo Government International Bond
7.00%, 11/24/31 144A	1,020,000	675,638
Germany — 5.1%
Allianz SE
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.17%), 3.20%, 10/30/27 144A ρ Δ ^	3,200,000	2,073,122
(Variable, 2.77% - EUR Swap Rate 5Y), 2.63%, 10/30/30(E) ρ Δ ^	1,000,000	630,638
APCOA Parking Holdings GmbH
4.63%, 01/15/27(E) 144A	100,000	78,159

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
4.63%, 01/15/27(E) Δ	$710,000	$554,929
Bundesrepublik Deutschland Bundesanleihe
1.00%, 08/15/24(E)	3,140,000	3,041,524
0.00%, 02/15/31(E)	17,140,000	14,200,439
0.00%, 08/15/31(E)	24,058	19,705
0.00%, 08/15/52(E)	31,700	16,728
Bundesschatzanweisungen
0.00%, 12/15/22(E)	1,350,000	1,321,583
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28(E)	100,000	80,847
Deutsche Bank AG
(Variable, U.S. SOFR + 2.76%), 3.73%, 01/14/32^	201,000	135,607
Deutsche Bundesrepublik Inflation Linked Bond
0.12%, 04/15/26(E)	136,315	136,544
Gruenenthal GmbH
4.13%, 05/15/28(E) Δ	260,000	212,534
IHO Verwaltungs GmbH
PIK 4.63%, 3.88%, 05/15/27(E)	215,000	162,415
Infineon Technologies AG
(Variable, 4.00% - EUR Swap Rate 5Y), 3.63%, 01/01/28(E) ρ ^	100,000	85,799
Kreditanstalt fuer Wiederaufbau
0.38%, 03/09/26(E)	21,000	19,219
0.01%, 05/05/27(E)	22,000	19,198
1.25%, 06/30/27(E)	29,000	26,799
0.75%, 01/15/29(E)	43,000	37,556
0.00%, 09/15/31(E)	33,000	25,296
Renk AG
5.75%, 07/15/25(E) 144A	860,000	774,200
Schaeffler AG
3.38%, 10/12/28(E)	200,000	160,615
Schenck Process Holding GmbH
5.38%, 06/15/23(E) 144A	340,000	325,608
SGL Carbon SE
4.63%, 09/30/24(E)	280,000	264,047
State of North Rhine-Westphalia Germany
1.65%, 02/22/38(E)	11,000	8,895
Techem Verwaltungsgesellschaft 675 mbH
2.00%, 07/15/25(E)	200,000	172,252
TK Elevator Midco GmbH
4.38%, 07/15/27(E) 144A	350,000	288,894
(Floating, 4.75% - Euribor 3M), 4.75%, 07/15/27(E) †	165,000	151,083
TUI Cruises GmbH
6.50%, 05/15/26(E) 144A	120,000	89,380
Volkswagen Bank GmbH
1.25%, 12/15/25(E)	782,000	709,255
Vonovia SE
0.25%, 09/01/28(E)	400,000	299,180
		26,122,050
	Par	Value
Ghana — 0.2%
Ghana Government International Bond
7.63%, 05/16/29 144A	$640,000	$246,400
7.63%, 05/16/29	200,000	77,000
10.75%, 10/14/30	200,000	145,800
10.75%, 10/14/30 144A	340,000	247,860
7.88%, 02/11/35	200,000	75,052
		792,112
Hong Kong — 0.0%
Shimao Group Holdings, Ltd.
6.13%, 02/21/24	200,000	25,068
Hungary — 0.0%
Hungary Government International Bond
1.75%, 06/05/35(E)	19,000	11,621
Indonesia — 2.8%
Indonesia Government International Bond
0.90%, 02/14/27(E)	120,000	100,558
1.40%, 10/30/31(E)	220,000	161,088
5.25%, 01/17/42 144A	1,940,000	1,761,248
5.25%, 01/17/42Δ	630,000	571,952
4.20%, 10/15/50	3,480,000	2,661,649
Indonesia Treasury Bond
7.00%, 05/15/27(I)	48,282,000,000	3,172,360
8.25%, 05/15/29(I)	76,029,000,000	5,241,270
6.38%, 04/15/32(I)	8,635,000,000	528,537
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.45%, 05/21/28	200,000	190,957
		14,389,619
Ireland — 0.4%
AerCap Ireland Capital DAC
4.45%, 10/01/25	400,000	377,976
1.75%, 01/30/26	540,000	462,370
3.30%, 01/30/32	660,000	497,165
Ardagh Packaging Finance PLC
5.25%, 08/15/27 144A Δ	300,000	188,359
eircom Finance DAC
3.50%, 05/15/26(E)	150,000	130,204
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	448,000	401,955
Ireland Government Bond
0.20%, 10/18/30(E)	20,000	16,391
0.55%, 04/22/41(E)	36,000	22,947
Motion Bondco DAC
4.50%, 11/15/27(E)	100,000	79,786
		2,177,153
Israel — 0.1%
Energean Israel Finance, Ltd.
5.38%, 03/30/28 144A	65,000	55,412

	Par	Value
5.88%, 03/30/31 144A	$90,000	$74,025
Israel Government International Bond
3.38%, 01/15/50	200,000	148,623
Summit Properties, Ltd.
2.00%, 01/31/25(E)	265,000	232,737
		510,797
Italy — 1.9%
ASR Media and Sponsorship SpA
5.13%, 08/01/24(E)	870,953	768,262
Autostrade per l'Italia SpA
1.88%, 09/26/29(E)	387,000	281,958
2.00%, 01/15/30(E)	100,000	73,869
Centurion Bidco SpA
5.88%, 09/30/26(E)	130,000	112,193
doValue SpA
5.00%, 08/04/25(E)	100,000	90,185
Guala Closures SpA
3.25%, 06/15/28(E)	100,000	77,980
International Design Group SpA
(Floating, Euribor 3M + 4.25%), 4.57%, 05/15/26(E) 144A †	250,000	222,459
Intesa Sanpaolo SpA
(Variable, 6.09% - EUR Swap Rate 5Y), 5.88%, 09/01/31(E) ρ ^	970,000	678,345
Italy Buoni Poliennali Del Tesoro
1.75%, 05/30/24(E)	80,000	76,924
1.43%, 05/26/25(E) 144A	262,740	240,672
1.20%, 08/15/25(E)	142,000	131,068
0.00%, 04/01/26(E)	163,000	141,653
1.60%, 06/01/26(E)	86,000	79,068
0.00%, 08/01/26(E)	26,000	22,306
3.10%, 09/15/26(E) 144A	54,406	57,366
2.05%, 08/01/27(E)	4,240,000	3,857,752
0.25%, 03/15/28(E)	60,000	48,491
1.35%, 04/01/30(E)	290,000	234,411
0.90%, 04/01/31(E)	14,000	10,464
0.60%, 08/01/31(E) 144A	1,301,000	929,986
2.50%, 12/01/32(E)	18,000	14,794
Mooney Group SpA
(Floating, Euribor 3M + 3.88%), 4.94%, 12/17/26(E) † Δ	300,000	278,648
Telecom Italia Capital SA
6.38%, 11/15/33	125,000	97,469
Telecom Italia SpA
3.63%, 05/25/26(E)	155,000	139,688
2.38%, 10/12/27(E)	1,400,000	1,091,982
		9,757,993
Ivory Coast — 0.2%
Ivory Coast Government International Bond
5.25%, 03/22/30(E)	570,000	410,074
5.88%, 10/17/31(E)	200,000	142,336
4.88%, 01/30/32(E) 144A	340,000	224,340
4.88%, 01/30/32(E)	110,000	72,580
5.75%, 12/31/32 144A STEP	307,203	263,473
		1,112,803
	Par	Value
Japan — 0.3%
Japan Government Ten Year Bond
0.10%, 12/20/28(J)	$140,000,000	$964,367
Japan Government Thirty Year Bond
0.70%, 12/20/48(J)	30,000,000	180,132
SoftBank Group Corporation
5.00%, 04/15/28(E)	245,000	190,761
4.63%, 07/06/28	200,000	159,750
		1,495,010
Jersey — 0.1%
AA Bond Co., Ltd.
6.50%, 01/31/26(U)	200,000	188,697
Adient Global Holdings, Ltd.
3.50%, 08/15/24(E)	200,000	181,470
CPUK Finance, Ltd.
6.50%, 08/28/26(U)	100,000	101,839
		472,006
Kazakhstan — 0.3%
Kazakhstan Government International Bond
2.38%, 11/09/28(E)	300,000	260,675
KazMunayGas National Co. JSC
5.38%, 04/24/30 144A	500,000	397,531
5.38%, 04/24/30	300,000	238,519
KazTransGas JSC
4.38%, 09/26/27 144A Δ	630,000	535,500
		1,432,225
Luxembourg — 0.1%
Altice Finco SA
4.75%, 01/15/28(E)	299,000	214,611
Altice France Holding SA
8.00%, 05/15/27(E)	100,000	74,600
Vivion Investments S.a.r.l.
3.00%, 08/08/24(E)	100,000	89,113
		378,324
Mexico — 3.0%
Banco Mercantil del Norte SA
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.47%), 7.50%, 06/27/29 144A ρ ^	1,125,000	961,397
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/25 144A	580,000	564,874
BBVA Bancomer SA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 5.13%, 01/18/33 144A ^	630,000	522,275
Cemex SAB de CV
3.88%, 07/11/31 144A Δ	400,000	315,757
Mexican Bonos
7.50%, 06/03/27(M)	151,900,000	6,913,055
7.75%, 05/29/31(M)	16,800,000	740,974
7.75%, 11/13/42(M)	76,750,000	3,164,168

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Mexico Government International Bond
2.88%, 04/08/39(E)	$700,000	$465,749
5.75%, 10/12/10«	320,000	248,363
Orbia Advance Corporation SAB de CV
2.88%, 05/11/31 144A	200,000	145,894
5.88%, 09/17/44 144A	1,100,000	857,687
Petroleos Mexicanos
4.75%, 02/26/29(E)	300,000	204,323
5.95%, 01/28/31	140,000	94,782
7.69%, 01/23/50	390,000	239,464
		15,438,762
Mongolia — 0.0%
Mongolia Government International Bond
8.75%, 03/09/24Δ	200,000	190,996
Morocco & Antilles — 0.1%
OCP SA
5.63%, 04/25/24 144A	350,000	349,095
4.50%, 10/22/25 144A	320,000	306,909
		656,004
Netherlands — 2.2%
Abertis Infraestructuras Finance BV
(Variable, 3.69% - EUR Swap Rate 5Y), 3.25%, 11/24/25(E) ρ ^	100,000	79,799
Ashland Services BV
2.00%, 01/30/28(E)	100,000	78,406
Cooperatieve Rabobank UA
(Variable, 3.70% - EUR Swap Rate 5Y), 3.25%, 12/29/26(E) ρ ^	1,000,000	750,607
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.22%), 3.65%, 04/06/28 144A Δ ^	250,000	226,987
5.75%, 12/01/43Δ	630,000	576,089
Dufry One BV
2.00%, 02/15/27(E)	345,000	258,538
E.ON International Finance BV
6.38%, 06/07/32(U)	155,000	167,539
Embraer Netherlands Finance BV
5.40%, 02/01/27	130,000	119,301
EnBW International Finance BV
0.13%, 03/01/28(E)	410,000	329,843
Equate Petrochemical BV
4.25%, 11/03/26 144A	380,000	359,103
Heimstaden Bostad Treasury BV
1.38%, 07/24/28(E)	150,000	113,627
IPD 3 BV
5.50%, 12/01/25(E) 144A	560,000	496,827
5.50%, 12/01/25(E) Δ	282,000	250,188
Lincoln Financing S.a.r.l.
3.63%, 04/01/24(E) Δ	215,000	204,263
	Par	Value
(Floating, Euribor 3M + 3.88%), 5.04%, 04/01/24(E) †	$118,000	$113,141
Maxeda DIY Holding BV
5.88%, 10/01/26(E) Δ	100,000	67,202
Petrobras Global Finance BV
6.25%, 03/17/24	780,000	787,243
6.88%, 01/20/40	80,000	72,878
6.90%, 03/19/49	880,000	734,096
Prosus NV
3.83%, 02/08/51	1,020,000	568,029
Repsol International Finance BV
(Variable, EUR Swap Rate 10Y + 4.20%), 4.50%, 03/25/75(E) ^	430,000	396,703
Syngenta Finance NV
4.44%, 04/24/23 144A	460,000	457,443
Telefonica Europe BV
(Variable, EUR Swap Rate 8Y + 2.97%), 3.88%, 06/22/26(E) ρ ^	300,000	257,991
Teva Pharmaceutical Finance Netherlands II BV
4.50%, 03/01/25(E)	150,000	138,931
1.88%, 03/31/27(E)	200,000	155,571
4.38%, 05/09/30(E)	100,000	77,406
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	45,000	36,983
4.75%, 05/09/27	200,000	170,112
4.10%, 10/01/46Δ	200,000	119,809
TMNL Holding BV
3.75%, 01/15/29(E) 144A	480,000	377,501
Trivium Packaging Finance BV
3.75%, 08/15/26(E)	250,000	221,430
United Group BV
4.88%, 07/01/24(E)	100,000	91,579
3.13%, 02/15/26(E)	100,000	74,689
5.25%, 02/01/30(E) 144A	500,000	344,752
UPC Holding BV
5.50%, 01/15/28 144A	310,000	260,778
Volkswagen International Finance NV
(Variable, 3.96% - EUR Swap Rate 9Y), 3.88%, 06/17/29(E) ρ ^	200,000	159,101
VZ Secured Financing BV
5.00%, 01/15/32 144A	1,370,000	1,026,049
ZF Europe Finance BV
3.00%, 10/23/29(E)	400,000	283,752
Ziggo Bond Co. BV
3.38%, 02/28/30(E)	150,000	102,412
		11,106,698
New Zealand — 1.1%
New Zealand Government Bond
3.50%, 04/14/33(Z)	10,755,000	5,587,523

	Par	Value
Nigeria — 0.2%
Nigeria Government International Bond
7.14%, 02/23/30 144A	$440,000	$288,552
7.88%, 02/16/32	200,000	129,276
7.63%, 11/28/47 144A	940,000	526,400
		944,228
Norway — 0.2%
Adevinta ASA
3.00%, 11/15/27(E) 144A	540,000	455,466
3.00%, 11/15/27(E) Δ	150,000	126,518
Aker BP ASA
3.75%, 01/15/30 144A	150,000	127,722
4.00%, 01/15/31 144A	150,000	127,500
		837,206
Oman — 0.0%
Oman Government International Bond
6.75%, 01/17/48	200,000	161,027
Panama — 0.4%
Panama Government International Bond
3.75%, 03/16/25	860,000	828,059
6.70%, 01/26/36Δ	202,000	199,299
4.50%, 04/01/56	1,140,000	773,459
		1,800,817
Paraguay — 0.0%
Paraguay Government International Bond
6.10%, 08/11/44	200,000	166,632
Peru — 0.8%
Peruvian Government International Bond
2.39%, 01/23/26	1,370,000	1,245,092
1.25%, 03/11/33(E)	200,000	130,841
1.95%, 11/17/36(E)	100,000	62,996
6.55%, 03/14/37	640,000	658,115
Petroleos del Peru SA
5.63%, 06/19/47 144A	750,000	451,988
Transportadora de Gas del Peru SA
4.25%, 04/30/28 144A	1,670,000	1,570,226
Volcan Cia Minera SAA, Class B
4.38%, 02/11/26 144A	20,000	16,544
		4,135,802
Philippines — 0.0%
Philippine Government International Bond
1.75%, 04/28/41(E)	100,000	59,732
Poland — 1.0%
Canpack SA
2.38%, 11/01/27(E)	100,000	78,281
Republic of Poland Government Bond
2.75%, 04/25/28(P)	5,370,000	864,645
1.25%, 10/25/30(P)	3,060,000	399,222
1.75%, 04/25/32(P)	27,420,000	3,518,980
		4,861,128
	Par	Value
Portugal — 0.0%
Portugal Obrigacoes do Tesouro OT
1.65%, 07/16/32(E) 144A	$245,500	$210,115
Qatar — 0.0%
Qatar Government International Bond
4.82%, 03/14/49	200,000	185,583
Romania — 0.3%
RCS & RDS SA
3.25%, 02/05/28(E)	100,000	74,797
Romanian Government International Bond
3.62%, 05/26/30(E)	42,000	31,091
1.75%, 07/13/30(E)	41,000	26,137
2.00%, 04/14/33(E) 144A	560,000	326,827
2.00%, 04/14/33(E)	822,000	479,735
3.75%, 02/07/34(E)	258,000	175,417
3.88%, 10/29/35(E)	248,000	167,594
3.38%, 01/28/50(E)	84,000	42,650
		1,324,248
Russia — 1.0%
Russian Federal Bond - OFZ
7.05%, 01/19/28(Q) Ψ †††	423,153,000	2,319,609
6.90%, 05/23/29(Q) Ψ †††	192,500,000	1,055,233
7.25%, 05/10/34(Q) Ψ †††	262,547,000	1,439,211
		4,814,053
Senegal — 0.0%
Senegal Government International Bond
4.75%, 03/13/28(E) Δ	100,000	79,428
Serbia — 0.0%
Serbia International Bond
1.50%, 06/26/29(E)	190,000	123,795
Slovakia — 0.0%
Slovakia Government Bond
0.38%, 04/21/36(E)	18,400	11,582
Slovenia — 0.0%
Slovenia Government Bond
2.25%, 03/03/32(E)	40,000	35,902
South Africa — 1.2%
Republic of South Africa Government Bond
6.25%, 03/31/36(S)	2,140,000	75,148
6.50%, 02/28/41(S)	56,596,000	1,892,526
Republic of South Africa Government International Bond
4.88%, 04/14/26Δ	200,000	187,158
4.85%, 09/27/27Δ	200,000	179,461
4.85%, 09/30/29	2,190,000	1,815,401
5.88%, 06/22/30Δ	200,000	172,750
5.75%, 09/30/49	2,420,000	1,563,199
		5,885,643
Spain — 0.5%
Cellnex Finance Co. SA
1.50%, 06/08/28(E) Δ	100,000	76,887

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Cellnex Telecom SA
1.75%, 10/23/30(E)	$100,000	$69,267
Iberdrola Finanzas SA
7.38%, 01/29/24(U)	100,000	113,346
Lorca Telecom Bondco SA
4.00%, 09/18/27(E) Δ	680,000	581,736
4.00%, 09/18/27(E) 144A	300,000	256,648
Spain Government Bond
0.80%, 07/30/27(E) 144A	26,000	23,368
1.40%, 07/30/28(E) 144A	73,000	66,240
0.50%, 10/31/31(E) 144A	1,271,000	988,238
2.55%, 10/31/32(E) 144A	64,000	58,774
Tendam Brands SAU
(Floating, Euribor 3M + 5.25%), 5.52%, 09/15/24(E) †	160,000	149,096
		2,383,600
Sri Lanka — 0.0%
Sri Lanka Government International Bond
6.85%, 11/03/25	200,000	53,904
6.75%, 04/18/28	500,000	126,196
		180,100
Supranational — 0.1%
Banque Ouest Africaine de Developpement
5.00%, 07/27/27	200,000	183,510
European Union
0.00%, 07/06/26(E) Δ	118,000	105,199
2.00%, 10/04/27(E)	91,000	86,555
0.00%, 10/04/28(E)	46,000	38,336
1.63%, 12/04/29(E)	80,000	72,502
0.00%, 04/22/31(E)	32,000	24,586
1.25%, 02/04/43(E) Δ	47,000	33,240
0.70%, 07/06/51(E)	12,000	6,683
		550,611
Sweden — 0.3%
Intrum AB
3.50%, 07/15/26(E) Δ	395,000	310,644
Samhallsbyggnadsbolaget i Norden AB
(Variable, 2.81% - EUR Swap Rate 5Y), 2.62%, 01/30/25(E) ρ Δ ^	1,541,000	673,952
1.00%, 08/12/27(E)	150,000	101,495
Verisure Holding AB
3.25%, 02/15/27(E) Δ	200,000	160,037
Verisure Midholding AB
5.25%, 02/15/29(E) 144A	240,000	174,057
5.25%, 02/15/29(E)	150,000	108,786
		1,528,971
Switzerland — 1.2%
Cidron Aida Finco S.a.r.l.
6.25%, 04/01/28(U) 144A	580,000	512,899
Credit Suisse Group AG
(Variable, USD Swap 5Y + 4.60%), 7.50%, 07/17/23 144A ρ ^	330,000	283,800
	Par	Value
(Variable, EUR Swap Rate 1Y + 0.75%), 1.25%, 07/17/25(E) ^	$500,000	$455,406
(Variable, U.S. SOFR + 3.34%), 6.37%, 07/15/26 144A ^	1,730,000	1,672,987
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 6.38%), 9.75%, 06/23/27 144A ρ ^	1,000,000	983,379
(Variable, U.S. SOFR + 1.73%), 3.09%, 05/14/32 144A ^	335,000	235,571
UBS Group AG
(Variable, USD Swap 5Y + 4.34%), 7.00%, 01/31/24 144A ρ ^	1,420,000	1,347,154
(Variable, EUR Swap Rate 1Y + 0.75%), 1.25%, 04/17/25(E) ^	400,000	376,505
		5,867,701
Thailand — 0.1%
Thailand Government Bond
2.00%, 12/17/31(ZF)	14,795,000	359,384
Turkey — 0.3%
Turkey Government International Bond
6.00%, 03/25/27	1,570,000	1,324,169
4.88%, 04/16/43	500,000	283,650
		1,607,819
Ukraine — 0.0%
Ukraine Government International Bond
7.75%, 09/01/25	100,000	20,369
6.75%, 06/20/26(E)	200,000	38,422
9.75%, 11/01/30	250,000	54,683
1.26%, 05/31/40Ξ	100,000	28,531
		142,005
United Arab Emirates — 0.4%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/47	200,000	178,964
DP World Crescent, Ltd.
3.88%, 07/18/29	200,000	181,420
DP World, Ltd.
5.63%, 09/25/48 144A	970,000	851,772
5.63%, 09/25/48	600,000	526,870
		1,739,026
United Kingdom — 2.4%
Anglo American Capital PLC
4.75%, 04/10/27 144A	200,000	189,407
3.38%, 03/11/29(U)	250,000	219,297
2.88%, 03/17/31 144A	200,000	155,207
Antofagasta PLC
2.38%, 10/14/30 144A	300,000	224,810
Barclays Bank PLC
7.63%, 11/21/22	291,000	291,023
Barclays PLC
(Variable, EUR Swap Rate 1Y + 0.78%), 1.38%, 01/24/26(E) Δ ^	300,000	272,762

	Par	Value
(Variable, U.S. SOFR + 2.71%), 2.85%, 05/07/26^	$380,000	$345,277
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.05%), 2.28%, 11/24/27^	235,000	197,111
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 03/15/28ρ ^	200,000	123,760
(Variable, 1.26% - EUR Swap Rate 1Y), 0.58%, 08/09/29(E) ^	410,000	307,823
BCP V Modular Services Finance II PLC
4.75%, 11/30/28(E)	100,000	79,036
Bellis Acquisition Co. PLC
4.50%, 02/16/26(U) 144A	840,000	726,904
Bellis Finco PLC
4.00%, 02/16/27(U)	213,000	148,113
Centrica PLC
(Variable, GBP Swap Rate 5Y + 3.61%), 5.25%, 04/10/75(U) ^	100,000	93,562
Constellation Automotive Financing PLC
4.88%, 07/15/27(U)	100,000	76,344
eG Global Finance PLC
4.38%, 02/07/25(E)	140,000	118,776
Energia Group NI FinanceCo PLC
4.00%, 09/15/25(E)	100,000	89,091
HSBC Holdings PLC
(Variable, USD ICE Swap Rate 5Y + 4.37%), 6.38%, 03/30/25ρ Δ ^	400,000	360,930
(Variable, USD ICE Swap Rate 5Y + 3.75%), 6.00%, 05/22/27ρ Δ ^	400,000	332,400
(Variable, U.S. SOFR + 2.61%), 5.21%, 08/11/28^	680,000	636,438
(Variable, U.S. SOFR + 2.53%), 4.76%, 03/29/33^	200,000	164,463
INEOS Finance PLC
2.88%, 05/01/26(E) Δ	250,000	205,884
INEOS Quattro Finance 1 PLC
3.75%, 07/15/26(E) 144A	110,000	83,218
3.75%, 07/15/26(E)	100,000	75,653
Jaguar Land Rover Automotive PLC
4.50%, 01/15/26(E)	145,000	111,726
Lloyds Banking Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.60%), 3.51%, 03/18/26^	390,000	365,375
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.72%, 08/11/26^	2,070,000	1,990,317
National Express Group PLC
(Variable, UK Gilts 5Y + 4.14%), 4.25%, 11/26/25(U) ρ ^	200,000	178,185
National Grid Electricity Transmission PLC
0.19%, 01/20/25(E)	154,000	140,977
	Par	Value
NatWest Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.90%), 1.64%, 06/14/27^	$200,000	$168,139
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.55%), 3.07%, 05/22/28^	545,000	468,980
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.35%), 3.03%, 11/28/35^	200,000	141,977
NGG Finance PLC
(Variable, GBP Swap Rate 12Y + 3.48%), 5.63%, 06/18/73(U) ^	296,000	294,080
Pinewood Finance Co., Ltd.
3.25%, 09/30/25(U)	840,000	806,596
Pinnacle Bidco PLC
6.38%, 02/15/25(U)	110,000	105,183
Premier Foods Finance PLC
3.50%, 10/15/26(U)	100,000	89,517
SSE PLC
1.75%, 04/16/30(E)	350,000	286,545
Tesco Property Finance 6 PLC
5.41%, 07/13/44(U)	376,350	353,183
Travis Perkins PLC
4.50%, 09/07/23(U)	100,000	107,574
United Kingdom Gilt
4.50%, 09/07/34(U)	220,000	252,887
Vedanta Resources Finance II PLC
8.95%, 03/11/25	200,000	136,355
Victoria PLC
3.63%, 08/24/26(E) Δ	410,000	295,461
Virgin Media Secured Finance PLC
4.25%, 01/15/30(U) Δ	450,000	368,605
Vodafone Group PLC
5.25%, 05/30/48	190,000	157,879
		12,336,830
Total Foreign Bonds (Cost $272,052,753)		205,568,460
LOAN AGREEMENTS — 1.9%
Allied Universal Holdco LLC Initial U.S. Dollar Term Loan
(Floating, ICE LIBOR USD 1M + 3.75%, 0.50% Floor), 6.87%, 05/12/28†	488,812	431,072
Apollo Commercial Real Estate Finance, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%), 5.87%, 05/15/26†	491,116	464,104
Asurion LLC New B-7 Term Loan
(Floating, ICE LIBOR USD 1M + 3.00%), 6.12%, 11/03/24†	513,899	482,101
Asurion LLC New B-9 Term Loan
(Floating, ICE LIBOR USD 1M + 3.25%), 6.37%, 07/31/27†	791,960	670,394

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Brookfield WEC Holdings, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%, 0.50% Floor), 5.87%, 08/01/25†	$84,789	$81,282
Charter Communications Operating LLC Term B-2 Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 4.87%, 02/01/27†	491,139	473,743
Energizer Holdings, Inc. 2020 Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%, 0.50% Floor), 5.31%, 12/22/27†	886,500	849,932
Focus Financial Partners LLC Tranche B-3 Term Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 5.12%, 07/03/24†	271,494	265,347
Froneri International Limited Facility B1
(Floating, ICE EURIBOR USD 6M + 2.38%), 3.01%, 01/29/27†	380,000	332,756
Garda World Security Corporation Term B-2 Loan
(Floating, ICE LIBOR USD 3M + 4.25%), 7.24%, 10/30/26†	405,368	382,504
Genesee & Wyoming, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 3M + 2.00%), 5.67%, 12/30/26†	175,500	171,113
Global Medical Response, Inc. 2021 Refinancing Term Loan
(Floating, ICE LIBOR USD 1M + 4.25%, 1.00% Floor), 6.81%, 10/02/25†	351,802	306,771
INEOS Styrolution Group GmbH 2026 Tranche B Euro Term Loan
(Floating, ICE EURIBOR USD 1M + 2.75%), 3.44%, 01/29/26†	450,000	396,186
IU Finance Management GmbH Facility B
(Floating, ICE EURIBOR USD 3M + 5.00%), 5.82%, 12/08/28†	690,000	640,168
Lakeshore Learning Materials LLC Initial Term Loan
(Floating, ICE LIBOR USD 1M + 3.50%, 0.50% Floor), 6.13%, 09/29/28†	794,000	758,270
Level 3 Financing, Inc. Tranche B 2027 Term Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 4.87%, 03/01/27†	444,989	423,747
Mister Car Wash Holdings, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 3.00%), 6.12%, 05/14/26†	119,989	116,069
Nexstar Media, Inc. Term B-4 Loan
(Floating, ICE LIBOR USD 1M + 2.50%), 5.62%, 09/18/26†	67,314	66,556
	Par	Value
Prime Security Services Borrower LLC 2021 Refinancing Term B-1 Loan
(Floating, ICE LIBOR USD 1M + 2.75%, 0.75% Floor), 5.30%, 09/23/26†	$400,790	$389,111
Sedgwick Claims Management Services, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 3.25%), 6.37%, 12/31/25†	252,141	239,429
TransDigm, Inc. Tranche F Refinancing Term Loan
(Floating, ICE LIBOR USD 3M + 2.25%), 5.92%, 12/09/25†	781,883	751,022
U.S. Renal Care, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 5.00%), 8.12%, 06/26/26†	294,684	214,151
UFC Holdings LLC Term B-3 Loan
(Floating, ICE LIBOR USD 3M + 2.75%, 0.75% Floor), 5.52%, 04/29/26†	107,658	103,756
Univision Communications, Inc. 2021 Replacement Converted First-Lien Term Loan
(Floating, ICE LIBOR USD 1M + 3.25%, 0.75% Floor), 6.37%, 03/15/26†	525,884	500,329
Total Loan Agreements (Cost $10,458,693)		9,509,913
MORTGAGE-BACKED SECURITIES — 6.3%
BANK, Series 2018-BNK15, Class B
4.81%, 11/15/61† γ	260,000	236,594
BANK, Series 2021-BN35, Class AS
2.46%, 06/15/64	85,000	66,227
BINOM Securitization Trust, Series 2022-RPL1, Class M1
3.00%, 02/25/61 144A † γ	100,000	85,558
BPR Trust, Series 2021-NRD, Class B
(Floating, CME Term SOFR 1M + 2.12%, 2.12% Floor), 5.05%, 12/15/23 144A †	25,000	24,073
BPR Trust, Series 2021-NRD, Class C
(Floating, CME Term SOFR 1M + 2.42%, 2.42% Floor), 5.35%, 12/15/23 144A †	25,000	23,845
BPR Trust, Series 2021-NRD, Class D
(Floating, CME Term SOFR 1M + 3.72%, 3.72% Floor), 6.65%, 12/15/23 144A †	15,000	14,197
BPR Trust, Series 2022-STAR, Class A
(Floating, CME Term SOFR 1M + 3.23%, 3.23% Floor), 6.08%, 08/15/24 144A †	65,000	64,300
CAFL Issuer LLC, Series 2021-RTL1, Class A1
(Step to 4.24% on 04/30/25), 2.24%, 03/28/29 144A STEP	105,000	95,237

	Par	Value
CIM Trust, Series 2021-NR2, Class A1
(Step to 5.57% on 04/25/24), 2.57%, 07/25/59 144A STEP	$91,833	$86,949
COMM Mortgage Trust, Series 2012-CR3, Class AM
3.42%, 10/15/45 144A	20,000	19,952
COMM Mortgage Trust, Series 2012-LC4, Class B
4.93%, 12/10/44	16,732	16,703
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.10%), 5.18%, 10/25/39 144A †	58,073	57,769
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.05%, 2.05% Floor), 5.13%, 01/25/40 144A †	179,488	176,997
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 3.10%), 5.38%, 10/25/41 144A †	790,000	718,448
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.65%, 1.65% Floor), 3.93%, 12/25/41 144A †	424,000	387,103
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.90%), 4.18%, 12/25/41 144A †	381,000	347,894
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 3.50%), 5.78%, 03/25/42 144A †	365,000	347,812
Connecticut Avenue Securities Trust, Series 2022-R07, Class 1M1
(Floating, U.S. 30-Day Average SOFR + 2.95%), 5.26%, 06/25/42 144A †	212,912	213,053
CSMC OA LLC, Series 2014-USA, Class F
4.37%, 09/15/37 144A	1,610,000	1,110,392
CSMC Trust, Series 2021-RPL1, Class A1
1.67%, 09/27/60 144A † γ	69,860	65,931
CSMC Trust, Series 2021-RPL3, Class M2
3.75%, 01/25/60 144A	100,000	80,614
CSMC Trust, Series 2021-RPL4, Class A1
1.80%, 12/27/60 144A † γ	117,992	110,311
	Par	Value
CSMC, Series 2019-RIO, Class B
(Floating, ICE LIBOR USD 1M + 7.00%, 8.00% Floor), 9.82%, 12/15/22 144A †	$1,112,440	$1,101,121
Fannie Mae Connecticut Avenue Securities, Series 2017-C04, Class 2M2
(Floating, ICE LIBOR USD 1M + 2.85%), 5.93%, 11/25/29†	323,456	325,779
Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M2
(Floating, ICE LIBOR USD 1M + 2.55%, 2.55% Floor), 5.63%, 12/25/30†	1,040,704	1,034,059
Fannie Mae Connecticut Avenue Securities, Series 2018-C05, Class 1B1
(Floating, ICE LIBOR USD 1M + 4.25%, 4.25% Floor), 7.33%, 01/25/31†	270,000	274,471
Fannie Mae Connecticut Avenue Securities, Series 2018-C06, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.00%, 2.00% Floor), 5.08%, 03/25/31†	543,523	537,961
Federal Home Loan Mortgage Corporation
3.00%, 03/01/50	72,588	64,069
3.50%, 04/01/50	48,528	44,177
3.00%, 07/01/50	77,197	67,849
2.50%, 01/01/52	313,918	264,633
2.50%, 04/01/52	452,534	381,143
3.00%, 04/01/52	48,861	42,631
3.50%, 05/01/52	341,099	307,839
2.50%, 06/01/52	285,724	240,591
3.50%, 06/01/52	318,090	287,128
4.00%, 08/01/52	297,272	276,301
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA1, Class B1
(Floating, ICE LIBOR USD 1M + 2.30%), 5.38%, 01/25/50 144A †	770,000	707,090
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA2, Class M2
(Floating, ICE LIBOR USD 1M + 1.85%), 4.93%, 02/25/50 144A †	335,775	330,797

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA6, Class M2
(Floating, U.S. 30-Day Average SOFR + 2.00%), 4.28%, 12/25/50 144A †	$286,603	$281,955
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA3, Class B1
(Floating, U.S. 30-Day Average SOFR + 3.50%), 5.78%, 10/25/33 144A †	610,000	564,150
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA2, Class M1B
(Floating, U.S. 30-Day Average SOFR + 2.40%), 4.68%, 02/25/42 144A †	589,000	548,441
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA3, Class M1A
(Floating, U.S. 30-Day Average SOFR + 2.00%), 4.28%, 04/25/42 144A †	39,854	39,476
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA3, Class M1B
(Floating, U.S. 30-Day Average SOFR + 2.90%), 5.18%, 04/25/42 144A †	179,000	169,371
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-HQA1, Class M1B
(Floating, U.S. 30-Day Average SOFR + 3.50%), 5.78%, 03/25/42 144A †	106,000	101,704
Federal National Mortgage Association
3.00%, 08/01/46	81,567	72,635
3.00%, 12/01/47	257,123	228,646
3.50%, 08/01/49	114,659	105,033
4.00%, 08/01/49	103,128	97,101
3.50%, 09/01/49	196,893	179,347
4.00%, 10/01/49	154,110	144,978
3.00%, 03/01/50	121,032	106,412
3.00%, 05/01/50	137,785	121,050
3.50%, 06/01/50	36,896	33,563
3.00%, 07/01/50	38,044	33,435
2.50%, 01/01/52	285,316	240,520
3.00%, 06/01/52	221,218	193,194
4.00%, 06/01/52	273,797	254,654
FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class B1
(Floating, ICE LIBOR USD 1M + 4.95%), 8.03%, 07/25/29†	760,000	793,804
	Par	Value
GCAT Trust, Series 2019-RPL1, Class A1
2.65%, 10/25/68 144A	$44,370	$42,051
Government National Mortgage Association
4.50%, 08/20/48	69,693	67,734
2.50%, 05/20/52	416,989	359,504
4.00%, 10/01/52 TBA	415,000	387,652
4.50%, 10/01/52 TBA	1,155,000	1,105,867
5.00%, 10/01/52 TBA	650,000	636,343
GS Mortgage Securities Corporation II, Series 2018-SRP5, Class C
(Floating, ICE LIBOR USD 1M + 4.25%, 3.75% Floor), 7.07%, 09/15/31 144A †	1,461,165	575,732
GS Mortgage Securities Trust, Series 2014-GC18, Class AS
4.38%, 01/10/47	45,000	43,026
GS Mortgage Securities Trust, Series 2014-GC18, Class B
4.89%, 01/10/47	25,000	22,968
Hawaii Hotel Trust, Series 2019-MAUI, Class F
(Floating, ICE LIBOR USD 1M + 2.75%, 2.75% Floor), 5.57%, 05/15/38 144A †	780,000	731,874
Hilton U.S.A. Trust, Series 2016-HHV, Class D
4.33%, 11/05/38 144A † γ	540,000	462,716
Impac Secured Assets Trust, Series 2006-2, Class 2M3
(Floating, ICE LIBOR USD 1M + 1.65%, 1.65% Floor, 11.50% Cap), 4.73%, 08/25/36†	89,462	87,863
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AJ
6.72%, 02/15/51† γ	2,360	2,117
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHMZ, Class M
(Floating, ICE LIBOR USD 1M + 8.51%, 8.21% Floor), 11.33%, 06/15/35 144A †	1,500,000	1,502
Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2
3.25%, 09/25/59 144A	120,000	106,002
PMT Credit Risk Transfer Trust, Series 2021-1R, Class A
(Floating, ICE LIBOR USD 1M + 2.90%, 2.90% Floor), 5.98%, 02/27/24 144A †	103,159	101,137
PRPM LLC, Series 2021-1, Class A1
2.12%, 01/25/26 144A † γ	84,544	78,840
PRPM LLC, Series 2021-5, Class A1
(Step to 4.79% on 07/25/24), 1.79%, 06/25/26 144A STEP	84,276	76,216
PRPM LLC, Series 2022-5, Class A1
(Step to 0.28% on 10/25/22), 6.90%, 09/27/27 144A STEP	125,000	124,620

	Par	Value
Radnor RE, Ltd., Series 2021-1, Class M1C
(Floating, U.S. 30-Day Average SOFR + 2.70%, 2.70% Floor), 4.98%, 12/27/33 144A †	$790,000	$764,844
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A
3.96%, 01/15/32 144A † γ	100,000	96,636
Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M1
4.00%, 08/25/56 144A	424,101	413,556
Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M2
4.00%, 08/25/56 144A	570,000	496,214
Seasoned Credit Risk Transfer Trust, Series 2020-2, Class M
4.25%, 11/25/59 144A	1,170,000	1,003,423
SFO Commercial Mortgage Trust, Series 2021-555, Class D
(Floating, ICE LIBOR USD 1M + 2.40%, 2.40% Floor), 5.22%, 05/15/38 144A †	760,000	709,810
Toorak Mortgage Corporation, Ltd., Series 2021-1, Class A1
(Step to 3.24% on 01/25/24), 2.24%, 06/25/24 144A STEP	100,000	95,297
Towd Point Mortgage Trust, Series 2019-4, Class A1
2.90%, 10/25/59 144A	64,207	60,747
UBS Commercial Mortgage Trust, Series 2017-C3, Class C
4.54%, 08/15/50† γ	410,000	329,966
UBS Commercial Mortgage Trust, Series 2018-C13, Class B
4.79%, 10/15/51	270,000	246,719
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class BEC
4.80%, 05/10/63 144A † γ	123,000	116,950
Uniform Mortgage Backed Securities
3.50%, 10/01/52 TBA	1,160,000	1,044,272
4.00%, 10/01/52 TBA	2,400,000	2,227,594
4.50%, 10/01/52 TBA	2,440,000	2,325,053
5.00%, 10/01/52 TBA	1,500,000	1,461,570
5.50%, 10/01/52 TBA	410,000	407,630
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B
4.43%, 07/15/46† γ	25,000	23,502
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B
3.67%, 11/15/59	25,000	21,230
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class C
4.81%, 06/15/45† γ	40,000	28,980
WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B
4.67%, 08/15/46† γ	35,000	33,269
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B
4.38%, 05/15/47	35,000	31,618
Total Mortgage-Backed Securities (Cost $36,498,492)		31,899,711

	Number of Contracts	Notional Amount	Value
PURCHASED OPTION — 0.0%
Call Option — 0.0%
Euro Bund 11/2022, Strike Price $117.00, Expires 10/21/22 (CITI) (Premiums paid $1,000)	3	$415,470	$912

	Par
U.S. TREASURY OBLIGATIONS — 22.9%
U.S. Treasury Bills
2.37%, 10/20/22Ω ‡‡ Δ	$985,000	983,815
2.37%, 11/03/22Ω ‡‡	1,010,000	1,007,688
2.55%, 11/17/22Ω ‡‡	1,015,000	1,011,390
2.73%, 12/01/22Ω ‡‡	1,100,000	1,094,767
3.14%, 12/29/22Ω ‡‡	725,000	719,400
		4,817,060
U.S. Treasury Bonds
3.50%, 02/15/39	3,540,000	3,374,062
4.25%, 05/15/39	30,000	31,304
3.88%, 08/15/40	20,000	19,673
1.75%, 08/15/41	1,321,000	904,034
2.00%, 11/15/41	40,000	28,654
3.25%, 05/15/42	185,000	164,245
2.75%, 08/15/42	90,000	73,192
3.38%, 08/15/42	1,335,000	1,209,635
2.88%, 05/15/43Δ	2,045,000	1,687,285
3.00%, 05/15/45	30,000	25,070
3.00%, 11/15/45	660,000	551,384
2.50%, 05/15/46Δ	590,000	447,755
2.25%, 08/15/46Δ	690,000	497,474
2.88%, 11/15/46	1,520,000	1,242,659
3.00%, 05/15/47	60,000	50,278
2.75%, 08/15/47	90,000	71,989
3.13%, 05/15/48	40,000	34,620
3.38%, 11/15/48Δ	770,000	701,542
1.25%, 05/15/50Δ	50,000	28,009
1.38%, 08/15/50Δ	3,730,000	2,161,943
2.38%, 05/15/51Δ	870,000	651,277
2.00%, 08/15/51	4,251,600	2,906,035
2.25%, 02/15/52	1,314,000	955,114
2.88%, 05/15/52	360,000	302,006
		18,119,239
U.S. Treasury Notes
1.38%, 10/15/22	5,059,000	5,056,789
0.13%, 12/31/22	740,000	733,980
0.13%, 02/28/23	1,795,000	1,768,181
0.13%, 06/30/23	615,000	597,148
2.88%, 09/30/23Δ	2,010,000	1,984,185
2.88%, 10/31/23	2,975,000	2,930,607
0.50%, 11/30/23	610,000	583,932
2.75%, 02/15/24Δ	5,257,000	5,145,699
1.50%, 02/29/24	555,000	533,830
2.38%, 02/29/24Δ	10,000	9,737
3.00%, 06/30/24	1,345,000	1,315,867

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
3.00%, 07/31/24Δ	$1,384,000	$1,353,292
4.25%, 09/30/24	2,629,000	2,630,438
1.50%, 10/31/24	570,000	539,118
2.25%, 11/15/24	20,520,000	19,687,978
1.50%, 02/15/25	2,556,000	2,396,450
2.00%, 02/15/25	70,000	66,445
2.88%, 05/31/25	315,000	303,987
0.38%, 11/30/25	26,242,000	23,270,811
1.63%, 02/15/26	6,460,000	5,934,368
1.63%, 05/15/26	340,000	310,848
2.00%, 11/15/26	870,000	799,109
1.25%, 11/30/26	200,000	178,016
1.88%, 02/28/27	1,583,000	1,442,014
3.25%, 06/30/27	281,000	270,869
2.75%, 07/31/27	576,000	542,475
2.38%, 05/15/29	217,000	196,419
2.63%, 07/31/29	425,000	390,635
0.88%, 11/15/30	8,550,000	6,813,949
1.25%, 08/15/31	730,000	590,131
1.38%, 11/15/31	550,000	447,015
1.88%, 02/15/32	1,484,000	1,257,806
2.88%, 05/15/32Δ	4,100,000	3,791,539
		93,873,667
Total U.S. Treasury Obligations (Cost $129,715,287)		116,809,966

	Shares
COMMON STOCKS — 0.1%
Communication Services — 0.1%
Altice U.S.A., Inc. Class A*	16,976	98,970
T-Mobile US, Inc.*	3,564	478,182
		577,152
Energy — 0.0%
Berry CorporationΔ	2,492	18,690
Total Common Stocks (Cost $738,832)		595,842
	Shares	Value
FOREIGN COMMON STOCK — 0.0%
Jersey — 0.0%
Clarivate PLCΔ * (Cost $1,512)	59	$554
PREFERRED STOCKS — 0.1%
Bank of America Corporation
7.25% CONV Δ	387	453,951
El Paso Energy Capital Trust I
4.75% CONV	2,799	128,390
Wells Fargo & Co.
7.50% CONV	69	83,076
Total Preferred Stocks (Cost $592,008)		665,417
FOREIGN PREFERRED STOCK — 0.0%
Jersey — 0.0%
Clarivate PLC
5.25%, CONV (Cost $128,000)	1,280	54,579
MONEY MARKET FUNDS — 10.5%
GuideStone Money Market Fund, 2.76% (Institutional Class)Ø ∞	37,433,857	37,433,857
Northern Institutional Liquid Assets Portfolio (Shares), 2.97%Ø §	16,245,663	16,245,663
Northern Institutional U.S. Government Portfolio (Shares), 2.31%Ø	43,709	43,709
Total Money Market Funds (Cost $53,723,229)		53,723,229
TOTAL INVESTMENTS —103.7% (Cost $636,017,113)		528,048,234
Liabilities in Excess of Other Assets — (3.7)%		(18,897,955)
NET ASSETS — 100.0%		$509,150,279

Futures Contracts outstanding at September 30, 2022:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
30-Year Euro Buxl	12/2022	17	$2,443,147	$(210,146)
Euro-Bobl	12/2022	(37)	(4,342,356)	106,272
Euro-Bund	12/2022	(21)	(2,850,270)	53,499
Euro-OAT	12/2022	1	129,484	(5,935)
Euro-Schatz	12/2022	64	6,721,732	(57,198)
FTSE KLCI	12/2022	(2)	(219,492)	9,476
10-Year Japanese E-Mini	12/2022	136	13,959,898	14,537
10-Year Commonwealth Treasury Bond	12/2022	40	2,996,543	(76,271)
3-Year Commonwealth Treasury Bond	12/2022	172	11,723,948	(154,078)
10-Year Bond	12/2022	18	1,610,468	(21,338)
90-Day Eurodollar	12/2022	156	37,170,900	(1,360,125)
10-Year U.S. Treasury Note	12/2022	(32)	(3,586,000)	213,119
U.S. Treasury Long Bond	12/2022	20	2,528,125	(187,021)
Ultra 10-Year U.S. Treasury Note	12/2022	(25)	(2,962,109)	188,168

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Ultra Long U.S. Treasury Bond	12/2022	65	$8,905,000	$(918,521)
Long GILT	12/2022	(2)	(215,271)	6,389
2-Year U.S. Treasury Note	12/2022	16	3,286,250	(51,595)
5-Year U.S. Treasury Note	12/2022	(393)	(42,250,571)	1,337,945
3-Month Euribor	12/2023	2	475,128	(6,592)
90-Day Eurodollar	12/2023	73	17,430,575	(701,713)
Total Futures Contracts outstanding at September 30, 2022			$52,955,129	$(1,821,128)
Forward Foreign Currency Contracts outstanding at September 30, 2022:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/20/22	U.S. Dollars	222,491,295	Euro	219,690,244	SS	$6,877,616
10/20/22	U.S. Dollars	18,346,490	British Pounds	15,401,093	SS	1,142,698
10/20/22	U.S. Dollars	9,508,679	New Zealand Dollars	15,316,420	SC	936,405
10/20/22	U.S. Dollars	9,571,039	Australian Dollars	13,914,165	SC	668,617
10/20/22	U.S. Dollars	10,075,952	Canadian Dollars	13,126,359	SS	573,958
10/20/22	U.S. Dollars	17,167,921	Euro	16,963,475	UBS	519,222
10/20/22	U.S. Dollars	9,459,433	Japanese Yen	1,292,412,126	SS	512,495
10/20/22	U.S. Dollars	15,646,824	Euro	15,440,301	CITI	493,130
10/20/22	U.S. Dollars	6,183,970	Norwegian Kroner	62,433,780	SS	449,236
10/18/22	U.S. Dollars	7,279,693	Chinese Yuan	48,875,862	SC	401,631
10/20/22	U.S. Dollars	3,494,335	New Zealand Dollars	5,720,268	UBS	292,823
10/20/22	U.S. Dollars	3,720,867	Taiwan Dollars	110,204,629	GSC	254,882
10/18/22	U.S. Dollars	4,498,520	Chinese Yuan	30,215,661	GSC	246,417
10/20/22	U.S. Dollars	3,837,579	Japanese Yen	522,865,819	BNP	217,953
10/20/22	U.S. Dollars	6,797,458	Swiss Francs	6,487,912	SC	210,137
10/20/22	U.S. Dollars	6,542,661	Euro	6,467,587	GSC	195,239
10/20/22	U.S. Dollars	2,857,553	Swedish Kronor	29,602,228	SS	187,688
10/18/22	U.S. Dollars	2,014,910	New Zealand Dollars	3,302,048	CITI	166,824
10/20/22	U.S. Dollars	2,400,980	Australian Dollars	3,503,112	UBS	159,653
10/20/22	U.S. Dollars	2,591,972	British Pounds	2,178,489	BNP	158,490
10/20/22	U.S. Dollars	2,079,654	Swedish Kronor	21,358,051	SC	153,343
10/20/22	U.S. Dollars	2,400,729	Norwegian Kroner	24,499,520	UBS	150,373
10/20/22	U.S. Dollars	4,336,068	Euro	4,280,587	RBC	134,911
10/20/22	U.S. Dollars	2,365,131	Canadian Dollars	3,082,396	UBS	133,825
10/20/22	U.S. Dollars	1,814,583	Japanese Yen	245,239,099	SC	116,873
10/20/22	U.S. Dollars	1,660,262	British Pounds	1,388,410	GSC	109,338
10/20/22	U.S. Dollars	1,368,349	Australian Dollars	1,973,514	SS	105,675
10/20/22	U.S. Dollars	2,038,908	Australian Dollars	3,025,782	RBC	102,982
10/20/22	U.S. Dollars	1,771,477	British Pounds	1,499,260	RBC	96,728
10/20/22	U.S. Dollars	1,221,614	Canadian Dollars	1,573,899	BNP	82,290
10/20/22	U.S. Dollars	851,159	Norwegian Kroner	8,448,773	GSC	75,113
10/20/22	U.S. Dollars	1,576,578	Euro	1,534,143	SC	70,902
10/20/22	U.S. Dollars	2,497,677	Polish Zloty	12,096,397	UBS	65,565
10/20/22	U.S. Dollars	1,449,239	Japanese Yen	199,926,746	UBS	65,213
10/20/22	U.S. Dollars	726,577	Swedish Kronor	7,355,870	GSC	63,141
01/18/23	U.S. Dollars	2,013,665	Euro	1,987,502	GSC	63,044
10/20/22	U.S. Dollars	1,509,607	Hungarian Forint	629,506,000	GSC	59,213
10/18/22	U.S. Dollars	5,751,254	Swiss Francs	5,612,131	RBC	53,133
10/20/22	U.S. Dollars	917,859	Canadian Dollars	1,197,393	CITI	51,082

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/20/22	U.S. Dollars	1,218,572	Hungarian Forint	508,508,469	UBS	$47,672
10/20/22	U.S. Dollars	704,085	South Korean Won	946,641,889	SC	45,656
10/20/22	U.S. Dollars	785,289	Japanese Yen	106,937,009	CITI	44,999
10/20/22	U.S. Dollars	1,968,337	Japanese Yen	277,992,954	GSC	43,884
10/20/22	U.S. Dollars	3,222,225	Czech Republic Koruna	79,959,523	BNP	43,164
10/20/22	U.S. Dollars	925,363	Swedish Kronor	9,792,632	BNP	42,153
10/20/22	British Pounds	962,583	U.S. Dollars	1,033,727	SS	41,526
10/20/22	U.S. Dollars	1,362,424	Swiss Francs	1,301,350	BNP	41,135
10/20/22	U.S. Dollars	720,645	Canadian Dollars	938,880	RBC	41,003
12/21/22	U.S. Dollars	672,413	Australian Dollars	991,328	BNP	38,151
10/20/22	U.S. Dollars	1,434,095	Euro	1,423,984	BNP	36,534
10/20/22	U.S. Dollars	735,902	Norwegian Kroner	7,615,586	RBC	36,387
10/20/22	U.S. Dollars	612,798	South African Rand	10,538,726	SS	31,637
10/18/22	U.S. Dollars	2,547,859	Indonesian Rupiahs	38,495,600,000	CITI	30,362
10/20/22	U.S. Dollars	697,837	British Pounds	597,982	UBS	29,862
10/20/22	U.S. Dollars	2,045,525	Indonesian Rupiahs	30,834,237,875	CITI	29,058
10/20/22	Mexican Pesos	14,586,001	U.S. Dollars	692,631	BNP	28,865
10/20/22	U.S. Dollars	680,849	Brazilian Reals	3,538,711	RBC	28,104
10/20/22	U.S. Dollars	314,967	New Zealand Dollars	516,418	RBC	25,939
10/20/22	U.S. Dollars	869,484	Polish Zloty	4,205,397	SS	23,943
10/18/22	Mexican Pesos	11,128,938	U.S. Dollars	528,844	RBC	21,648
10/20/22	U.S. Dollars	341,141	British Pounds	286,204	CITI	21,437
10/20/22	U.S. Dollars	290,768	Australian Dollars	421,403	CITI	21,154
10/20/22	U.S. Dollars	357,565	Chinese Yuan	2,400,690	SC	19,727
10/20/22	U.S. Dollars	561,516	Polish Zloty	2,709,876	CITI	16,666
10/20/22	U.S. Dollars	382,731	Thai Baht	13,800,000	UBS	16,505
10/20/22	U.S. Dollars	562,816	Indonesian Rupiahs	8,392,714,969	SC	14,210
10/20/22	U.S. Dollars	997,727	Czech Republic Koruna	24,782,176	UBS	12,429
10/20/22	British Pounds	718,622	U.S. Dollars	791,512	BNP	11,225
10/20/22	Turkish Lira	11,918,698	U.S. Dollars	614,711	SS	10,666
10/20/22	U.S. Dollars	333,068	South Korean Won	463,763,243	GSC	10,501
10/20/22	U.S. Dollars	283,807	Chilean Pesos	266,381,585	RBC	9,490
10/20/22	U.S. Dollars	97,235	New Zealand Dollars	156,881	GSC	9,433
10/18/22	U.S. Dollars	3,486,716	Taiwan Dollars	110,204,629	GSC	8,851
10/20/22	U.S. Dollars	103,848	British Pounds	86,042	SC	7,735
10/20/22	U.S. Dollars	100,539	Canadian Dollars	129,253	SC	6,974
10/20/22	U.S. Dollars	88,686	Australian Dollars	127,957	GSC	6,818
10/20/22	Brazilian Reals	2,452,224	U.S. Dollars	445,734	UBS	6,598
10/20/22	British Pounds	118,694	U.S. Dollars	126,838	UBS	5,749
10/20/22	U.S. Dollars	91,977	Norwegian Kroner	938,760	BNP	5,749
10/20/22	U.S. Dollars	128,940	Swedish Kronor	1,365,893	RBC	5,748
10/20/22	U.S. Dollars	383,377	Czech Republic Koruna	9,505,840	SS	5,440
10/20/22	Euro	233,512	U.S. Dollars	224,329	GSC	4,850
10/20/22	Swiss Francs	648,776	U.S. Dollars	654,317	UBS	4,399
10/20/22	Mexican Pesos	2,140,706	U.S. Dollars	101,552	CITI	4,338
10/20/22	U.S. Dollars	83,319	Chinese Yuan	562,304	UBS	4,189
10/20/22	Euro	405,211	U.S. Dollars	394,395	UBS	3,297
10/20/22	U.S. Dollars	315,497	Swiss Francs	307,928	UBS	2,851
10/20/22	U.S. Dollars	85,652	Euro	84,000	BOA	2,769
10/20/22	Euro	175,075	U.S. Dollars	169,973	SS	1,854
10/20/22	Euro	343,156	U.S. Dollars	335,149	BNP	1,640
10/20/22	Euro	743,540	Polish Zloty	3,620,000	CITI	1,553
10/20/22	U.S. Dollars	8,013	South African Rand	137,759	BNP	416
10/18/22	Chilean Pesos	6,081,692	U.S. Dollars	6,014	UBS	249
Subtotal Appreciation						$17,435,050

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/20/22	South African Rand	1,403	U.S. Dollars	82	RBC	$(4)
10/20/22	U.S. Dollars	356	Brazilian Reals	1,956	UBS	(5)
10/20/22	U.S. Dollars	521	Mexican Pesos	10,990	SS	(22)
10/20/22	Australian Dollars	124,668	U.S. Dollars	80,201	GSC	(437)
10/20/22	Czech Republic Koruna	2,372,484	U.S. Dollars	95,678	GSC	(1,352)
10/20/22	Czech Republic Koruna	2,300,136	U.S. Dollars	92,805	RBC	(1,355)
10/20/22	Hungarian Forint	36,669,187	U.S. Dollars	88,039	RBC	(3,604)
10/20/22	Mexican Pesos	13,873,705	U.S. Dollars	690,052	RBC	(3,791)
10/20/22	Hungarian Forint	15,128,338	U.S. Dollars	39,047	SC	(4,212)
10/20/22	Czech Republic Koruna	6,851,384	U.S. Dollars	276,777	SS	(4,377)
10/20/22	Swedish Kronor	1,679,314	U.S. Dollars	155,854	RBC	(4,395)
10/18/22	Taiwan Dollars	110,204,629	U.S. Dollars	3,471,012	GSC	(5,027)
10/20/22	Japanese Yen	14,171,050	U.S. Dollars	104,374	SS	(6,273)
10/20/22	Australian Dollars	200,481	U.S. Dollars	134,787	RBC	(6,517)
10/20/22	Polish Zloty	1,042,980	U.S. Dollars	216,588	UBS	(6,886)
10/20/22	Czech Republic Koruna	13,304,589	U.S. Dollars	536,708	UBS	(7,739)
10/20/22	U.S. Dollars	657,695	British Pounds	595,819	BNP	(7,865)
10/20/22	Canadian Dollars	868,199	U.S. Dollars	636,596	BNP	(8,118)
10/20/22	Swiss Francs	866,771	U.S. Dollars	888,722	CITI	(8,671)
10/20/22	Canadian Dollars	248,098	U.S. Dollars	188,475	RBC	(8,880)
10/20/22	Indian Rupees	41,071,535	U.S. Dollars	513,122	CITI	(9,880)
10/18/22	Hungarian Forint	83,362,539	U.S. Dollars	202,609	UBS	(10,657)
10/18/22	Czech Republic Koruna	16,304,593	U.S. Dollars	659,304	CITI	(11,060)
10/20/22	Euro	513,071	U.S. Dollars	514,895	RBC	(11,345)
10/20/22	New Zealand Dollars	277,434	U.S. Dollars	167,090	RBC	(11,816)
10/20/22	Norwegian Kroner	1,514,290	U.S. Dollars	151,111	RBC	(12,018)
10/20/22	Swiss Francs	1,543,902	U.S. Dollars	1,581,501	GSC	(13,944)
10/20/22	Canadian Dollars	361,571	U.S. Dollars	276,941	UBS	(15,205)
10/18/22	South Korean Won	359,058,576	U.S. Dollars	265,369	UBS	(15,629)
10/20/22	Swiss Francs	839,231	U.S. Dollars	869,845	RBC	(17,755)
10/20/22	Chinese Yuan	2,400,066	U.S. Dollars	357,845	BNP	(20,095)
10/20/22	Swiss Francs	2,188,247	U.S. Dollars	2,242,105	SS	(20,329)
10/20/22	U.S. Dollars	1,018,544	Mexican Pesos	21,013,186	SC	(20,872)
10/20/22	Polish Zloty	3,706,189	U.S. Dollars	766,271	SS	(21,101)
10/20/22	Polish Zloty	3,706,086	U.S. Dollars	766,725	RBC	(21,575)
10/20/22	U.S. Dollars	605,974	Turkish Lira	11,970,755	RBC	(22,135)
10/20/22	U.S. Dollars	1,313,922	Euro	1,364,472	UBS	(25,232)
10/20/22	Swedish Kronor	6,535,760	U.S. Dollars	617,041	UBS	(27,572)
10/20/22	New Zealand Dollars	564,701	U.S. Dollars	344,514	GSC	(28,463)
10/20/22	Australian Dollars	673,868	U.S. Dollars	461,670	UBS	(30,522)
10/20/22	Swiss Francs	1,959,246	U.S. Dollars	2,021,872	UBS	(32,606)
10/20/22	Hungarian Forint	629,506,000	Euro	1,513,236	CITI	(34,551)
10/20/22	Polish Zloty	6,076,046	U.S. Dollars	1,256,448	BNP	(34,792)
10/18/22	Czech Republic Koruna	21,697,607	U.S. Dollars	900,333	SC	(37,672)
10/20/22	Hungarian Forint	373,386,382	U.S. Dollars	898,972	SS	(39,206)
10/20/22	U.S. Dollars	854,198	British Pounds	800,000	GSC	(39,402)
10/20/22	Polish Zloty	2,247,070	U.S. Dollars	491,427	SC	(39,629)
10/18/22	Japanese Yen	93,147,822	U.S. Dollars	685,355	SC	(40,524)
10/20/22	Swedish Kronor	9,950,824	U.S. Dollars	939,980	GSC	(42,502)
10/20/22	British Pounds	723,261	U.S. Dollars	856,304	RBC	(48,386)
10/18/22	Norwegian Kroner	6,922,731	U.S. Dollars	684,703	SS	(48,829)
10/20/22	Japanese Yen	139,632,574	U.S. Dollars	1,017,766	UBS	(51,136)
10/18/22	Japanese Yen	89,527,072	U.S. Dollars	679,633	BNP	(59,867)
10/20/22	Euro	2,052,322	U.S. Dollars	2,074,028	CITI	(59,978)
10/20/22	U.S. Dollars	1,310,098	British Pounds	1,226,897	CITI	(60,408)
10/20/22	Swiss Francs	6,343,047	U.S. Dollars	6,502,715	BNP	(62,478)

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/18/22	South African Rand	11,560,940	U.S. Dollars	700,142	SC	$(62,611)
10/20/22	Canadian Dollars	1,545,069	U.S. Dollars	1,186,095	GSC	(67,640)
10/20/22	South Korean Won	941,631,728	U.S. Dollars	722,781	UBS	(67,836)
10/20/22	U.S. Dollars	1,689,498	Mexican Pesos	35,577,481	UBS	(70,338)
10/20/22	Australian Dollars	2,289,832	U.S. Dollars	1,543,420	BNP	(78,363)
10/20/22	Swedish Kronor	21,620,722	U.S. Dollars	2,037,650	SS	(87,648)
10/20/22	Norwegian Kroner	14,916,230	U.S. Dollars	1,460,657	CITI	(90,555)
10/20/22	British Pounds	1,214,806	U.S. Dollars	1,449,779	SS	(92,781)
10/20/22	British Pounds	1,488,771	U.S. Dollars	1,759,396	UBS	(96,364)
10/20/22	Euro	1,998,935	U.S. Dollars	2,071,568	GSC	(109,727)
10/20/22	U.S. Dollars	3,262,264	Brazilian Reals	18,290,863	GSC	(113,320)
10/20/22	Norwegian Kroner	13,687,404	U.S. Dollars	1,388,191	SS	(130,961)
10/20/22	Euro	4,122,769	U.S. Dollars	4,184,912	BNP	(138,646)
10/18/22	Japanese Yen	317,808,085	U.S. Dollars	2,340,225	UBS	(140,146)
10/20/22	U.S. Dollars	4,686,931	Mexican Pesos	97,605,345	GSC	(142,950)
10/20/22	Swedish Kronor	36,836,454	U.S. Dollars	3,477,434	CITI	(155,105)
10/20/22	Japanese Yen	434,747,567	U.S. Dollars	3,187,416	CITI	(177,803)
10/20/22	New Zealand Dollars	3,775,830	U.S. Dollars	2,301,775	BNP	(188,524)
10/18/22	Norwegian Kroner	25,111,117	U.S. Dollars	2,534,595	SC	(228,061)
10/20/22	New Zealand Dollars	3,884,712	U.S. Dollars	2,409,579	UBS	(235,388)
10/20/22	Australian Dollars	6,386,500	U.S. Dollars	4,323,787	CITI	(237,668)
10/20/22	South Korean Won	3,422,044,000	U.S. Dollars	2,625,858	CITI	(244,515)
10/20/22	Japanese Yen	660,162,753	U.S. Dollars	4,830,645	RBC	(260,558)
10/20/22	Chinese Yuan	37,260,000	U.S. Dollars	5,508,249	SC	(264,831)
10/18/22	Norwegian Kroner	43,623,989	U.S. Dollars	4,272,749	RBC	(265,751)
10/20/22	Japanese Yen	811,488,203	U.S. Dollars	6,005,877	SC	(388,216)
10/20/22	British Pounds	4,680,206	U.S. Dollars	5,618,314	GSC	(390,473)
10/20/22	New Zealand Dollars	8,953,736	U.S. Dollars	5,457,545	SS	(446,329)
10/20/22	Canadian Dollars	9,608,964	U.S. Dollars	7,416,284	CITI	(460,443)
10/20/22	Australian Dollars	13,940,123	U.S. Dollars	9,405,292	SS	(486,261)
10/20/22	Canadian Dollars	12,170,819	U.S. Dollars	9,415,405	SC	(605,113)
10/20/22	Euro	29,965,702	U.S. Dollars	30,407,782	SS	(998,123)
10/20/22	British Pounds	13,291,134	U.S. Dollars	16,104,652	SC	(1,257,789)
10/20/22	Euro	55,393,255	U.S. Dollars	56,093,411	UBS	(1,728,030)
10/20/22	Japanese Yen	4,621,923,521	U.S. Dollars	34,198,996	GSC	(2,208,838)
10/20/22	Euro	142,097,165	U.S. Dollars	149,021,581	SC	(9,561,167)
Subtotal Depreciation						$(23,467,573)
Total Forward Foreign Currency Contracts outstanding at September 30, 2022						$(6,032,523)
Swap Agreements outstanding at September 30, 2022:
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection
Markit CDX.EM.38 Index (Pay Quarterly)	(1.00)%	12/20/2027	USD	27,959,000	$2,780,099	$2,707,829	$72,270
					$2,780,099	$2,707,829	$72,270

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
US CPI Urban Consumers (Upon termination)	2.50% (Upon termination)	4/28/2026	USD	3,690,000	$(301,184)	$(263,537)	$(37,647)
3-Month KWCDC (Quarterly)	2.36% (Quarterly)	2/11/2032	KRW	604,702,000	(50,947)	—	(50,947)
3-Month KWCDC (Quarterly)	2.37% (Quarterly)	2/18/2032	KRW	1,195,630,000	(100,309)	—	(100,309)
3-Month KWCDC (Quarterly)	2.88% (Quarterly)	8/11/2032	KRW	2,048,372,000	(113,368)	—	(113,368)
					$(565,808)	$(263,537)	$(302,271)

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection
Markit CDX.NA.HY.38 Index (Receive Quarterly)	5.63%	5.00%	6/20/2027	USD	5,413,320	$(115,515)	$(7,649)	$(107,866)
						$(115,515)	$(7,649)	$(107,866)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2022, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 11.8%
Communication Services — 0.5%
Comcast Corporation Class A	15,300	$448,749
Verizon Communications, Inc.	134,100	5,091,777
		5,540,526
Consumer Staples — 1.8%
Colgate-Palmolive Co.	28,800	2,023,200
Hershey Co. (The)	12,900	2,844,063
Kimberly-Clark Corporation‡	16,900	1,901,926
Mondelez International, Inc. Class A	70,200	3,849,066
PepsiCo, Inc.	33,400	5,452,884
Procter & Gamble Co. (The)	7,700	972,125
Walmart, Inc.	36,305	4,708,758
		21,752,022
Energy — 1.1%
Baker Hughes Co.	76,000	1,592,960
Chevron Corporation	25,900	3,721,053
Exxon Mobil Corporation	88,600	7,735,666
		13,049,679
Financials — 2.5%
Aflac, Inc.	32,674	1,836,279
Allstate Corporation (The)	14,100	1,755,873
Ameriprise Financial, Inc.	6,702	1,688,569
Bank of New York Mellon Corporation (The)	69,800	2,688,696
BlackRock, Inc.‡	2,346	1,290,957
Capitol Federal Financial, Inc.	267,200	2,217,760
Commerce Bancshares, Inc.Δ	26,142	1,729,555
JPMorgan Chase & Co.	37,156	3,882,802
Marsh & McLennan Cos., Inc.	23,761	3,547,279
MetLife, Inc.	17,400	1,057,572
Northern Trust Corporation	31,400	2,686,584
PNC Financial Services Group, Inc. (The)	10,300	1,539,026
T. Rowe Price Group, Inc.‡Δ	27,300	2,866,773
Truist Financial Corporation‡	9,200	400,568
U.S. Bancorp	26,700	1,076,544
		30,264,837
Health Care — 0.5%
Amgen, Inc.	11,300	2,547,020
Eli Lilly and Co.	1,200	388,020
Gilead Sciences, Inc.	27,500	1,696,475
Quest Diagnostics, Inc.	3,130	384,020
UnitedHealth Group, Inc.	2,900	1,464,616
		6,480,151
Industrials — 1.8%
Emerson Electric Co.	59,010	4,320,712
FedEx Corporation‡	1,100	163,317
Hubbell, Inc.	21,289	4,747,447
Norfolk Southern Corporation‡	16,414	3,441,195
Raytheon Technologies Corporation	75,478	6,178,629
Republic Services, Inc.	16,833	2,289,962
Stanley Black & Decker, Inc.	5,500	413,655
United Parcel Service, Inc. Class B	4,800	775,392
		22,330,309
	Shares	Value
Information Technology — 1.7%
Automatic Data Processing, Inc.	23,433	$5,300,310
Cisco Systems, Inc.	106,278	4,251,120
Corning, Inc.	116,200	3,372,124
Microsoft Corporation	20,100	4,681,290
Texas Instruments, Inc.	15,600	2,414,568
		20,019,412
Materials — 0.2%
Packaging Corporation of America	18,200	2,043,678
Real Estate — 0.3%
American Tower Corporation REIT	9,258	1,987,692
Public Storage REIT	3,700	1,083,397
Welltower, Inc. REIT	8,200	527,424
		3,598,513
Utilities — 1.4%
Atmos Energy Corporation	37,085	3,777,107
Duke Energy Corporation	19,384	1,803,100
Eversource Energy	21,443	1,671,697
ONE Gas, Inc.	73,216	5,153,674
Spire, Inc.Δ	82,740	5,157,184
		17,562,762
Total Common Stocks (Cost $143,340,229)		142,641,889
FOREIGN COMMON STOCKS — 3.9%
France — 0.3%
Sanofi	12,300	936,602
Sodexo SA	9,900	743,494
TotalEnergies SEΔ	51,423	2,412,489
		4,092,585
Germany — 0.1%
Deutsche Telekom AG	15,500	263,836
Siemens AG	7,800	762,394
		1,026,230
Ireland — 1.4%
Linde PLC‡	21,300	5,742,267
Medtronic PLC	141,491	11,425,398
		17,167,665
Japan — 0.0%
Bridgestone Corporation	15,700	507,752
Jersey — 0.1%
Amcor PLC	61,900	664,187
Netherlands — 0.4%
Akzo Nobel NV	41,300	2,340,469
Koninklijke Ahold Delhaize NV	107,153	2,729,342
		5,069,811
Switzerland — 1.2%
Chubb, Ltd.	7,817	1,421,756
Nestle SA	31,300	3,385,324
Novartis AG	37,400	2,851,264
Roche Holding AG	17,800	5,794,483
TE Connectivity, Ltd.	9,400	1,037,384
		14,490,211

	Shares	Value
United Kingdom — 0.4%
Unilever PLC	103,400	$4,551,289
Total Foreign Common Stocks (Cost $54,936,883)		47,569,730
PREFERRED STOCKS — 0.7%
Bank of America Corporation
7.25% CONVΔ	900	1,055,700
Becton, Dickinson and Co.
6.00% CONV	129,028	6,082,380
NextEra Energy, Inc.
0.00 CONV*	19,717	906,982
Total Preferred Stocks (Cost $8,961,730)		8,045,062
FOREIGN PREFERRED STOCK — 0.1%
Germany — 0.1%
Henkel AG & Co. KGaA
3.03%◊ (Cost $1,580,022)	19,100	1,134,292
MUTUAL FUNDS — 0.7%
iShares Russell 1000 Value ETF (Cost $9,291,851)	63,100	8,580,969

	Par
CORPORATE BONDS — 20.8%
Akamai Technologies, Inc.
0.13%, 05/01/25 CONV	$1,231,000	1,256,851
0.38%, 09/01/27 CONVΔ	4,136,000	3,869,228
Allscripts Healthcare Solutions, Inc.
0.88%, 01/01/27 CONV	1,366,000	1,741,650
Alnylam Pharmaceuticals, Inc.
1.00%, 09/15/27 144A CONV	1,940,000	1,893,440
Altair Engineering, Inc.
1.75%, 06/15/27 144A CONV	2,660,000	2,384,690
Alteryx, Inc.
1.00%, 08/01/26 CONV	1,259,000	1,026,085
Bank of America Corporation
(Variable, ICE LIBOR USD 3M + 4.55%), 6.30%, 03/10/26^	1,216,000	1,200,557
(Variable, ICE LIBOR USD 3M + 2.93%), 5.88%, 03/15/28^	1,271,000	1,091,471
Bank of New York Mellon Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.36%), 4.70%, 09/20/25Δ^	1,870,000	1,795,200
Bentley Systems, Inc.
0.13%, 01/15/26 CONV	370,000	310,615
0.38%, 07/01/27 CONV	579,000	439,172
Beyond Meat, Inc.
0.00%, 03/15/27 CONV»	2,111,000	650,188
	Par	Value
BioMarin Pharmaceutical, Inc.
0.60%, 08/01/24 CONV	$4,310,000	$4,281,263
Blackline, Inc.
0.13%, 08/01/24 CONV	2,158,000	2,243,025
0.00%, 03/15/26 CONV»	1,735,000	1,412,290
Blackstone Mortgage Trust, Inc.
5.50%, 03/15/27 CONV	2,831,000	2,415,197
Block, Inc.
0.13%, 03/01/25 CONVΔ	3,655,000	3,330,619
BofA Finance LLC
0.25%, 05/01/23 CONV	1,496,000	1,533,400
Booking Holdings, Inc.
0.75%, 05/01/25 CONVΔ	1,562,000	1,884,241
Box, Inc.
0.00%, 01/15/26 CONV»	2,223,000	2,458,638
Burlington Stores, Inc.
2.25%, 04/15/25 CONVΔ	890,000	849,950
Cable One, Inc.
0.00%, 03/15/26 CONV»	1,559,000	1,191,856
Ceridian HCM Holding, Inc.
0.25%, 03/15/26 CONV	960,000	779,040
Charles Schwab Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.97%), 5.38%, 06/01/25^	2,794,000	2,731,135
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.17%), 4.00%, 06/01/26^	2,573,000	2,113,606
Cheesecake Factory, Inc. (The)
0.38%, 06/15/26 CONV	942,000	732,994
Citigroup, Inc.
(Variable, ICE LIBOR USD 3M + 4.07%), 5.95%, 01/30/23^	2,165,000	2,144,692
Coherus Biosciences, Inc.
1.50%, 04/15/26 CONV	1,260,000	996,975
CONMED Corporation
2.63%, 02/01/24 CONV	632,000	695,832
2.25%, 06/15/27 144A CONV	2,668,000	2,307,820
Coupa Software, Inc.
0.13%, 06/15/25 CONV	3,119,000	2,646,471
Cracker Barrel Old Country Store, Inc.
0.63%, 06/15/26 CONV	2,613,000	2,180,026
Datadog, Inc.
0.13%, 06/15/25 CONV	1,485,000	1,770,862
Dexcom, Inc.
0.25%, 11/15/25 CONVΔ	2,444,000	2,263,755
DigitalOcean Holdings, Inc.
0.00%, 12/01/26 144A CONV»	1,737,000	1,268,010
DISH Network Corporation
3.38%, 08/15/26 CONV	4,786,000	3,304,733

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Dominion Energy, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.99%), 4.65%, 12/15/24^	$622,000	$550,938
Dropbox, Inc.
0.00%, 03/01/26 CONV»	2,186,000	1,911,657
0.00%, 03/01/28 CONV»	2,721,000	2,326,455
Duke Energy Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.39%), 4.88%, 09/16/24^	1,606,000	1,443,381
Enphase Energy, Inc.
0.00%, 03/01/26 CONV»	1,862,000	2,158,058
0.00%, 03/01/28 CONV»	446,000	531,632
Envestnet, Inc.
0.75%, 08/15/25 CONV	3,809,000	3,204,321
Etsy, Inc.
0.13%, 09/01/27 CONVΔ	3,172,000	2,802,462
0.25%, 06/15/28 CONV	1,892,000	1,472,922
Euronet Worldwide, Inc.
0.75%, 03/15/49 CONVΔ	1,949,000	1,771,083
Exact Sciences Corporation
1.00%, 01/15/25 CONV	698,000	623,838
0.38%, 03/15/27 CONV	3,711,000	2,586,014
Five9, Inc.
0.50%, 06/01/25 CONV	3,333,000	3,031,363
Ford Motor Co.
0.00%, 03/15/26 CONV»	2,995,000	2,753,902
FTI Consulting, Inc.
2.00%, 08/15/23 CONV	1,142,000	1,889,553
Greenbrier Cos., Inc. (The)
2.88%, 04/15/28 CONV	2,776,000	2,191,652
Guardant Health, Inc.
0.00%, 11/15/27 CONV»	1,569,000	1,149,626
Halozyme Therapeutics, Inc.
0.25%, 03/01/27 CONVΔ	1,736,000	1,477,770
1.00%, 08/15/28 144A CONV	900,000	844,875
Herbalife Nutrition, Ltd.
2.63%, 03/15/24 CONV	89,000	80,723
Insight Enterprises, Inc.
0.75%, 02/15/25 CONV	1,927,000	2,466,560
Insulet Corporation
0.38%, 09/01/26 CONV	1,611,000	1,906,618
Integra LifeSciences Holdings Corporation
0.50%, 08/15/25 CONV	4,161,000	3,649,935
InterDigital, Inc.
3.50%, 06/01/27 144A CONV	1,191,000	1,040,934
Ironwood Pharmaceuticals, Inc.
0.75%, 06/15/24 CONV	2,536,000	2,559,775
	Par	Value
1.50%, 06/15/26 CONV	$746,000	$761,386
Itron, Inc.
0.00%, 03/15/26 CONV»	1,165,000	915,690
Jamf Holding Corporation
0.13%, 09/01/26 CONV	1,855,000	1,512,753
Jazz Investments I, Ltd.
1.50%, 08/15/24 CONV	282,000	267,019
2.00%, 06/15/26 CONV	1,023,000	1,099,725
JetBlue Airways Corporation
0.50%, 04/01/26 CONVΔ	3,375,000	2,413,125
John Bean Technologies Corporation
0.25%, 05/15/26 CONV	2,097,000	1,744,704
JPMorgan Chase & Co.
(Variable, ICE LIBOR USD 3M + 3.47%), 6.28%, 10/31/22†	2,686,000	2,685,980
(Variable, U.S. SOFR + 3.38%), 5.00%, 08/01/24^	4,161,000	3,754,782
(Variable, U.S. SOFR + 3.13%), 4.60%, 02/01/25^	1,083,000	946,109
LCI Industries
1.13%, 05/15/26 CONV	2,430,000	2,087,370
Liberty Media Corporation
1.38%, 10/15/23 CONV	636,000	764,790
2.13%, 03/31/48 144A CONV	3,665,000	3,454,262
Liberty Media Corporation-Liberty Formula One
2.25%, 08/15/27 144A CONV	1,814,000	1,687,927
Live Nation Entertainment, Inc.
2.00%, 02/15/25 CONVΔ	1,923,000	1,911,462
Livongo Health, Inc.
0.88%, 06/01/25 CONV	1,473,000	1,235,847
Lumentum Holdings, Inc.
0.50%, 12/15/26 CONVΔ	1,026,000	961,875
0.50%, 06/15/28 144A CONV	2,883,000	2,312,166
MACOM Technology Solutions Holdings, Inc.
0.25%, 03/15/26 CONV	2,613,000	2,466,019
Marriott Vacations Worldwide Corporation
0.00%, 01/15/26 CONV»	2,707,000	2,501,076
Microchip Technology, Inc.
0.13%, 11/15/24 CONVΔ	7,021,000	7,144,225
NCL Corporation, Ltd.
1.13%, 02/15/27 144A CONV	3,566,000	2,251,116
NextEra Energy Partners LP
0.00%, 11/15/25 144A CONV»	1,921,000	1,926,681
NRG Energy, Inc.
2.75%, 06/01/48 CONV	2,710,000	2,898,345

	Par	Value
NuVasive, Inc.
0.38%, 03/15/25 CONV	$3,478,000	$3,041,076
Okta, Inc.
0.13%, 09/01/25 CONV	230,000	193,200
0.38%, 06/15/26 CONVΔ	1,534,000	1,198,821
ON Semiconductor Corporation
0.00%, 05/01/27 CONV»	1,452,000	1,921,722
Palo Alto Networks, Inc.
0.75%, 07/01/23 CONVΔ	558,000	1,035,927
Pandora Media LLC
1.75%, 12/01/23 CONV	1,378,000	1,464,597
Parsons Corporation
0.25%, 08/15/25 CONV	2,094,000	2,165,196
Patrick Industries, Inc.
1.75%, 12/01/28 144A CONV	2,402,000	1,750,458
Pegasystems, Inc.
0.75%, 03/01/25 CONV	3,743,000	3,045,866
Peloton Interactive, Inc.
0.00%, 02/15/26 CONV»	2,265,000	1,540,380
Perficient, Inc.
0.13%, 11/15/26 144A CONV	3,123,000	2,326,635
Post Holdings, Inc.
2.50%, 08/15/27 144A CONVΔ	1,814,000	1,800,395
Progressive Corporation (The)
(Variable, ICE LIBOR USD 3M + 2.54%), 5.38%, 03/15/23^	614,000	571,267
Pure Storage, Inc.
0.13%, 04/15/23 CONV	1,670,000	1,889,605
Q2 Holdings, Inc.
0.75%, 06/01/26 CONV	3,832,000	3,048,356
Rapid7, Inc.
2.25%, 05/01/25 CONV	887,000	891,259
0.25%, 03/15/27 CONV	2,341,000	1,787,725
Realogy Group LLC
0.25%, 06/15/26 CONV	1,597,000	1,122,691
Redfin Corporation
0.00%, 10/15/25 CONV»	1,761,000	1,042,336
0.50%, 04/01/27 CONV	1,747,000	859,654
Royal Caribbean Cruises, Ltd.
6.00%, 08/15/25 144A CONV	1,380,000	1,460,730
Shift4 Payments, Inc.
0.50%, 08/01/27 CONV	1,129,000	867,213
Silicon Laboratories, Inc.
0.63%, 06/15/25 CONVΔ	1,233,000	1,465,790
Snap, Inc.
0.00%, 05/01/27 CONV»	896,000	622,272
0.13%, 03/01/28 144A CONV	2,379,000	1,605,825
SoFi Technologies, Inc.
0.00%, 10/15/26 144A CONV»	2,414,000	1,652,323
SolarEdge Technologies, Inc.
0.00%, 09/15/25 CONVΔ»	1,436,000	1,570,266
	Par	Value
Southwest Airlines Co.
1.25%, 05/01/25 CONVΔ	$1,826,000	$2,091,226
Spirit Airlines, Inc.
1.00%, 05/15/26 CONV	2,665,000	2,282,572
Splunk, Inc.
1.13%, 09/15/25 CONVΔ	2,974,000	2,624,314
1.13%, 06/15/27 CONV	2,321,000	1,837,713
Stride, Inc.
1.13%, 09/01/27 CONV	2,322,000	2,367,279
Tandem Diabetes Care, Inc.
1.50%, 05/01/25 144A CONV	1,209,000	1,093,541
Teladoc Health, Inc.
1.25%, 06/01/27 CONV	1,790,000	1,317,977
TripAdvisor, Inc.
0.25%, 04/01/26 CONV	3,353,000	2,695,812
Truist Financial Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.61%), 4.95%, 09/01/25Δ^	2,145,000	2,066,257
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.35%), 5.10%, 03/01/30^	509,000	453,845
Twitter, Inc.
0.25%, 06/15/24 CONV	1,533,000	1,559,061
0.00%, 03/15/26 CONV»	1,921,000	1,768,135
U.S. Bancorp
(Variable, ICE LIBOR USD 3M + 2.91%), 5.30%, 04/15/27^	2,300,000	1,943,159
Uber Technologies, Inc.
0.00%, 12/15/25 CONVΔ»	1,667,000	1,391,791
Unity Software, Inc.
0.00%, 11/15/26 144A CONV»	1,226,000	893,448
Upstart Holdings, Inc.
0.25%, 08/15/26 CONV	915,000	509,541
Vail Resorts, Inc.
0.00%, 01/01/26 CONVΔ»	3,486,000	3,052,429
Varonis Systems, Inc.
1.25%, 08/15/25 CONV	2,247,000	2,493,046
Verint Systems, Inc.
0.25%, 04/15/26 CONV	3,232,000	2,697,104
Wayfair, Inc.
0.63%, 10/01/25 CONVΔ	1,536,000	1,036,805
1.00%, 08/15/26 CONV	672,000	421,671
Western Digital Corporation
1.50%, 02/01/24 CONV	199,000	189,447
Winnebago Industries, Inc.
1.50%, 04/01/25 CONV	2,144,000	2,252,540
Workiva, Inc.
1.13%, 08/15/26 CONV	1,207,000	1,420,036
Zendesk, Inc.
0.63%, 06/15/25 CONV	75,000	74,025
Ziff Davis, Inc.
1.75%, 11/01/26 144A CONV	3,244,000	3,012,054

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Zillow Group, Inc.
2.75%, 05/15/25 CONV	$2,602,000	$2,378,228
1.38%, 09/01/26 CONV	790,000	771,435
Zscaler, Inc.
0.13%, 07/01/25 CONV	967,000	1,236,310
Total Corporate Bonds (Cost $282,465,103)		251,198,444
FOREIGN BONDS — 1.6%
Canada — 0.2%
IMAX Corporation
0.50%, 04/01/26 CONV	3,538,000	2,932,294
France — 0.2%
TotalEnergies SE
0.50%, 12/02/22 CONV	3,000,000	2,986,425
Israel — 0.5%
CyberArk Software, Ltd.
0.00%, 11/15/24 CONVΔ»	3,573,000	4,082,152
Nice, Ltd.
0.00%, 09/15/25 CONVΔ»	2,289,000	2,120,759
		6,202,911
Jersey — 0.2%
Novocure, Ltd.
0.00%, 11/01/25 CONV»	2,142,000	1,936,421
Netherlands — 0.5%
QIAGEN NV
0.00%, 12/17/27 CONVΔ»	2,600,000	2,271,021
STMicroelectronics NV
0.00%, 08/04/25 CONV»	3,200,000	3,197,888
		5,468,909
Total Foreign Bonds (Cost $20,933,529)		19,526,960

	Shares
EQUITY-LINKED SECURITIES — 0.9%
Applied Materials, Inc., Issued by JPMorgan Chase Bank, National Association, Maturity Date 01/24/2023 144A	6,600	582,095
Berkshire Hathaway, Inc. Class B, Issued by Citigroup Global Markets, Inc., Maturity Date 02/27/2023 144A	2,400	668,880
Berkshire Hathaway, Inc. Class B, Issued by Citigroup Global Markets, Inc., Maturity Date 12/28/2022 144A	8,700	2,340,648
Berkshire Hathaway, Inc. Class B, Issued by Goldman Sachs International, Maturity Date 01/19/2023 144AΨ†††	2,600	710,190
Berkshire Hathaway, Inc. Class B, Issued by Goldman Sachs International, Maturity Date 11/14/2022 144AΨ†††	1,900	577,429
	Shares	Value
Berkshire Hathaway, Inc. Class B, Issued by Royal Bank of Canada, Maturity Date 03/08/2023 144A CONV	4,900	$1,395,520
Berkshire Hathaway, Inc. Class B, Issued by UBS A.G., Maturity Date 03/23/2023 144A	1,800	484,056
Deere & Co., Issued by Citigroup Global Markets, Inc., Maturity Date 12/29/2022 144A	1,100	334,246
Freeport-McMoRan Inc., Issued by JPMorgan Chase Bank, National Association, Maturity Date 01/24/2023 144A	29,100	841,432
Gilead Sciences, Inc., Issued by UBS A.G., Maturity Date 10/24/2022 144AΨ†††	16,500	1,048,658
Newmont Corporation, Issued by Royal Bank of Canada, Maturity Date 11/02/2022 144A CONV	7,100	310,625
Rockwell Automation, Inc., Issued by Royal Bank of Canada, Maturity Date 11/09/2022 144A CONV	1,800	394,794
Stanley Black & Decker, Inc., Issued by Merrill Lynch International & Co. CV, Maturity Date 11/02/22 144AΨ†††	3,700	289,747
Texas Instruments, Inc., Issued by Merrill Lynch International & Co. CV, Maturity Date 11/09/22 144AΨ†††	3,100	528,364
Total Equity-Linked Securities (Cost $11,100,006)		10,506,684
MONEY MARKET FUNDS — 11.4%
GuideStone Money Market Fund, 2.76% (Institutional Class)Ø∞	45,719,854	45,719,854
Northern Institutional Liquid Assets Portfolio (Shares), 2.97%Ø§	32,160,672	32,160,672
Northern Institutional U.S. Government Portfolio (Shares), 2.31%Ø	58,906,968	58,906,968
Total Money Market Funds (Cost $136,787,494)		136,787,494

	Par
U.S. TREASURY OBLIGATIONS — 49.1%
U.S. Treasury Bills
1.30%, 11/03/22Ω‡‡	$180,000,000	179,588,036
2.88%, 12/15/22Ω‡‡	2,800,000	2,784,050
U.S. Treasury Notes
1.63%, 12/15/22Δ	41,900,000	41,774,402
0.50%, 03/15/23	41,900,000	41,267,503
0.25%, 06/15/23‡‡	50,000,000	48,657,917
0.13%, 09/15/23‡‡	50,000,000	48,070,595
0.13%, 12/15/23	35,900,000	34,166,703
0.25%, 03/15/24	32,300,000	30,464,199
0.25%, 06/15/24	23,900,000	22,325,494
1.13%, 02/28/27	81,000,000	71,340,117

	Par	Value
0.75%, 01/31/28Δ	$84,000,000	$70,733,906
Total U.S. Treasury Obligations (Cost $617,181,475)		591,172,922

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 2.8%
Call Options — 2.8%
S&P 500®, Strike Price $5.62, Expires 11/30/27 (MSCS)	390	$139,839,180	18,634,915
S&P 500®, Strike Price $694.00, Expires 11/30/26 (MSCS)	370	132,667,940	14,909,130
Total Purchased Options (Premiums paid $67,425,202)				33,544,045
TOTAL INVESTMENTS — 103.8% (Cost $1,354,003,524)			1,250,708,491

WRITTEN OPTIONS — (1.1)%
Put Options — (1.1)%
Apple, Inc., Strike Price $115.00, Expires 10/21/22 (MSCS)	(14)	(193,480)	(826)
BlackRock, Inc., Strike Price $480.00, Expires 10/21/22 (MSCS)	(18)	(990,504)	(8,190)
FedEx Corporation, Strike Price $120.00, Expires 10/21/22 (MSCS)	(16)	(237,552)	(464)
Home Depot, Inc., Strike Price $230.00, Expires 10/21/22 (MSCS)	(9)	(248,346)	(544)
Kimberly-Clark Corporation, Strike Price $110.00, Expires 10/21/22 (MSCS)	(35)	(393,890)	(5,250)
Linde PLC, Strike Price $230.00, Expires 10/21/22 (MSCS)	(16)	(431,344)	(2,080)
Norfolk Southern Corporation, Strike Price $180.00, Expires 10/21/22 (MSCS)	(11)	(230,615)	(935)
S&P 500®, Strike Price $9.25, Expires 10/14/22 (MSCS)	(4)	(1,434,248)	(42,512)
S&P 500®, Strike Price $96.91, Expires 10/28/22 (MSCS)	(17)	(6,095,554)	(216,665)
S&P 500®, Strike Price $98.09, Expires 10/14/22 (MSCS)	(14)	(5,019,868)	(142,520)
S&P 500®, Strike Price $99.66, Expires 10/28/22 (MSCS)	(95)	(34,063,390)	(1,257,800)
	Number ofContracts	NotionalAmount	Value
S&P 500®, Strike Price $99.77, Expires 10/07/22 (MSCS)	(17)	$(6,095,554)	$(131,410)
S&P 500®, Strike Price $99.83, Expires 10/28/22 (MSCS)	(33)	(11,832,546)	(428,835)
S&P 500®, Strike Price $110.20, Expires 10/14/22 (MSCS)	(3)	(1,075,686)	(37,260)
S&P 500®, Strike Price $110.70, Expires 10/28/22 (MSCS)	(9)	(3,227,058)	(151,560)
S&P 500®, Strike Price $111.50, Expires 10/14/22 (MSCS)	(1)	(358,562)	(34,270)
S&P 500®, Strike Price $112.00, Expires 10/14/22 (MSCS)	(2)	(717,124)	(72,400)
S&P 500®, Strike Price $112.20, Expires 10/28/22 (MSCS)	(38)	(13,625,356)	(543,020)
S&P 500®, Strike Price $116.50, Expires 10/07/22 (MSCS)	(50)	(17,928,100)	(511,850)
S&P 500®, Strike Price $117.00, Expires 10/07/22 (MSCS)	(2)	(717,124)	(16,800)
S&P 500®, Strike Price $117.50, Expires 10/07/22 (MSCS)	(5)	(1,792,810)	(64,125)
S&P 500®, Strike Price $118.00, Expires 10/14/22 (MSCS)	(7)	(2,509,934)	(130,550)
S&P 500®, Strike Price $118.50, Expires 10/07/22 (MSCS)	(79)	(28,326,398)	(1,386,766)
S&P 500®, Strike Price $119.00, Expires 10/14/22 (MSCS)	(144)	(51,632,928)	(3,713,760)
S&P 500®, Strike Price $120.00, Expires 10/14/22 (MSCS)	(11)	(3,944,182)	(309,045)
S&P 500®, Strike Price $120.50, Expires 10/07/22 (MSCS)	(2)	(717,124)	(64,410)
S&P 500®, Strike Price $136.00, Expires 10/07/22 (MSCS)	(26)	(9,322,612)	(250,510)
S&P 500®, Strike Price $138.50, Expires 10/14/22 (MSCS)	(2)	(717,124)	(23,650)
S&P 500®, Strike Price $965.00, Expires 11/04/22 (MSCS)	(3)	(1,075,686)	(43,425)
S&P 500®, Strike Price $3,675.00, Expires 10/21/22 (MSCS)	(101)	(36,214,762)	(1,400,365)
S&P 500®, Strike Price $3,760.00, Expires 10/21/22 (MSCS)	(26)	(9,322,612)	(504,270)
S&P 500®, Strike Price $3,840.00, Expires 10/21/22 (MSCS)	(18)	(6,454,116)	(463,680)

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number ofContracts	NotionalAmount	Value
S&P 500®, Strike Price $3,870.00, Expires 10/21/22 (MSCS)	(30)	$(10,756,860)	$(850,950)
S&P 500®, Strike Price $3,875.00, Expires 10/21/22 (MSCS)	(10)	(3,585,620)	(282,890)
T. Rowe Price, Strike Price $970.00, Expires 10/21/22 (MSCS)	(13)	(136,513)	(676)
Truist Financial Corporation, Strike Price $115.00, Expires 10/21/22 (MSCS)	(41)	(178,514)	(1,845)
Total Written Options (Premiums received $(7,726,882))			(13,096,108)
Liabilities in Excess of Other Assets — (2.7)%			(32,590,437)
NET ASSETS — 100.0%			$1,205,021,946
Futures Contracts outstanding at September 30, 2022:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	12/2022	99	$17,827,425	$(2,400,014)
10-Year U.S. Treasury Note	12/2022	118	13,223,375	(623,529)
U.S. Treasury Long Bond	12/2022	10	1,264,063	(94,701)
2-Year U.S. Treasury Note	12/2022	302	62,027,969	(988,770)
5-Year U.S. Treasury Note	12/2022	245	26,339,414	(906,183)
Total Futures Contracts outstanding at September 30, 2022			$120,682,246	$(5,013,197)
Forward Foreign Currency Contracts outstanding at September 30, 2022:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/30/22	U.S. Dollars	11,547,826	Swiss Francs	11,220,849	MSCS	$61,185
12/30/22	U.S. Dollars	566,135	Japanese Yen	79,729,320	BOA	9,047
12/30/22	Euro	365,110	U.S. Dollars	353,307	JPM	7,296
12/30/22	Japanese Yen	2,722,380	U.S. Dollars	19,018	BOA	4
Subtotal Appreciation						$77,532
12/30/22	Japanese Yen	12,644,005	U.S. Dollars	88,552	BOA	$(206)
12/30/22	Swiss Francs	978,995	U.S. Dollars	1,010,658	MSCS	(8,473)
12/30/22	U.S. Dollars	13,637,421	Euro	13,880,397	JPM	(71,639)
Subtotal Depreciation						$(80,318)
Total Forward Foreign Currency Contracts outstanding at September 30, 2022						$(2,786)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2022, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

GLOBAL IMPACT FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)
	Par	Value
AGENCY OBLIGATIONS — 0.8%
United States International Development Finance Corporation
1.44%, 04/15/28	$500,000	$432,343
1.65%, 04/15/28	500,000	436,710
Total Agency Obligations (Cost $1,000,000)		869,053
ASSET-BACKED SECURITIES — 4.4%
GoodLeap Sustainable Home Solutions Trust, Series 2022-1GS, Class B
2.94%, 01/20/49 144A	461,596	383,094
Loanpal Solar Loan, Ltd., Series 2021-2GS, Class A
2.22%, 03/20/48 144A	447,857	357,268
Luminace ABS-2022 Issuer LLC, Series 2022-1, Class B
5.91%, 07/30/62 144A Ψ †††	815,217	754,978
Sunnova Helios II Issuer LLC, Series 2019-AA, Class A
3.75%, 06/20/46 144A	511,865	452,371
Sunnova Helios II Issuer LLC, Series 2021-B, Class A
1.62%, 07/20/48 144A	309,463	247,293
Sunnova Helios V Issuer LLC, Series 2021-A, Class A
1.80%, 02/20/48 144A	345,147	278,235
Sunnova Helios VII Issuer LLC, Series 2021-C, Class A
2.03%, 10/20/48 144A	466,545	395,940
Sunnova Sol IV Issuer LLC, Series 2022-A, Class C
3.53%, 02/22/49 144A	428,942	370,433
Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A
2.46%, 01/30/52 144A	636,576	528,710
Tesla Auto Lease Trust, Series 2021-A, Class D
1.34%, 03/20/25 144A	890,000	824,775
Tesla Auto Lease Trust, Series 2021-B, Class D
1.32%, 09/22/25 144A	500,000	456,937
Total Asset-Backed Securities (Cost $5,817,846)		5,050,034
CORPORATE BONDS — 8.7%
Agilent Technologies, Inc.
2.30%, 03/12/31	250,000	195,417
American Water Capital Corporation
4.45%, 06/01/32	850,000	790,164
Amgen, Inc.
4.20%, 02/22/52	340,000	267,621
Avangrid, Inc.
3.15%, 12/01/24	850,000	813,426
	Par	Value
3.80%, 06/01/29	$250,000	$222,457
Baxalta, Inc.
4.00%, 06/23/25	500,000	485,687
Becton, Dickinson and Co.
3.73%, 12/15/24	274,000	264,873
1.96%, 02/11/31Δ	165,000	127,549
4.69%, 12/15/44	132,000	113,137
BlueHub Loan Fund, Inc.
3.10%, 01/01/30	625,000	538,918
Bridge Housing Corporation
3.25%, 07/15/30	300,000	251,928
DH Europe Finance II S.a.r.l.
2.60%, 11/15/29	300,000	256,849
Essential Utilities, Inc.
5.30%, 05/01/52	250,000	224,834
Gilead Sciences, Inc.
3.65%, 03/01/26	392,000	372,986
5.65%, 12/01/41	238,000	232,827
Low Income Investment Fund
3.39%, 07/01/26	600,000	569,529
Mary Free Bed Rehabilitation Hospital
3.79%, 04/01/51	300,000	219,008
National Community Renaissance of California
3.27%, 12/01/32	600,000	474,034
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	500,000	463,230
1.90%, 06/15/28	475,000	393,750
2.44%, 01/15/32	580,000	452,193
5.00%, 07/15/32	475,000	454,183
PerkinElmer, Inc.
2.25%, 09/15/31	175,000	131,840
Preservation Of Affordable Housing, Inc.
4.48%, 12/01/32	470,000	429,558
Providence College
3.19%, 11/01/50	600,000	415,563
Reinvestment Fund, Inc. (The)
3.93%, 02/15/28	500,000	459,337
Verizon Communications, Inc.
3.88%, 02/08/29	300,000	274,272
Total Corporate Bonds (Cost $11,684,600)		9,895,170
FOREIGN BONDS — 1.1%
Chile — 0.3%
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/30	400,000	344,904
United Kingdom — 0.8%
Reckitt Benckiser Treasury Services PLC
3.00%, 06/26/27 144A	650,000	593,502

GLOBAL IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Vodafone Group PLC
5.25%, 05/30/48	$400,000	$332,376
		925,878
Total Foreign Bonds (Cost $1,574,831)		1,270,782
LOAN AGREEMENTS — 0.1%
Ciello Supermarket, Inc. STRIP, SBA Loan
0.23%, 09/15/31Ψ IO †††	1,773,327	9,289
Georgia Act and Healthcare Services, Inc. STRIP, SBA Loan
1.28%, 03/15/46Ψ IO †††	280,976	12,230
Ideal Therapy Rehabilitative Services II LLC STRIP, SBA Loan
0.48%, 01/15/46Ψ IO †††	476,161	7,772
JILS Corporation STRIP, SBA Loan
1.23%, 08/15/31Ψ IO †††	333,036	9,803
MBT Industries LLC STRIP, SBA Loan
0.53%, 08/15/31Ψ IO †††	489,149	5,905
MCJT Phamaceutical Care, Inc. STRIP, SBA Loan
1.28%, 08/15/46Ψ IO †††	358,237	15,593
N&K Market, Inc. STRIP, SBA Loan
0.73%, 02/15/31Ψ IO †††	281,908	4,905
Southwest Technologies, Inc. STRIP, SBA Loan
1.23%, 06/15/31Ψ IO †††	411,979	12,126
Total Loan Agreements (Cost $109,127)		77,623
MORTGAGE-BACKED SECURITIES — 16.1%
BX Commercial Mortgage Trust, Series 2022-AHP, Class C
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 4.94%, 01/17/39 144A †	685,000	656,264
Federal Home Loan Mortgage Corporation
2.00%, 02/01/51	354,573	289,053
2.00%, 03/01/51	752,024	612,710
3.00%, 02/01/52	684,246	598,642
3.50%, 03/01/52	1,560,578	1,408,848
4.00%, 06/01/52	520,201	483,853
4.50%, 07/01/52	608,500	581,895
Federal National Mortgage Association
1.59%, 03/01/31	500,000	398,214
1.61%, 03/01/31	484,574	398,272
1.62%, 03/01/31	500,000	391,696
2.03%, 04/01/31	250,000	204,926
2.59%, 03/01/32	545,442	473,346
1.65%, 03/01/33	500,000	389,304
2.01%, 03/01/33	100,000	80,030
2.00%, 03/01/51	1,959,000	1,596,125
3.00%, 02/01/52	2,120,072	1,854,281
3.50%, 03/01/52	1,473,513	1,330,407
3.50%, 04/01/52	768,537	693,815
	Par	Value
4.00%, 06/01/52	$1,437,773	$1,337,369
4.50%, 07/01/52	690,238	660,060
5.00%, 09/01/52	503,674	491,646
FRESB Mortgage Trust, Series 2021-SB87, Class A5H
0.78%, 04/25/41	523,427	468,040
Small Business Administration
(Floating, Prime Rate U.S. + 1.07%), 5.82%, 06/25/30†	61,898	67,219
(Floating, Prime Rate U.S. + 0.92%), 5.67%, 12/25/30†	149,741	165,595
(Floating, Prime Rate U.S. + 2.33%), 7.08%, 01/25/31†	104,276	118,565
(Floating, Prime Rate U.S. + 1.03%), 5.78%, 02/25/31†	197,680	218,986
(Floating, Prime Rate U.S. + 0.33%), 5.08%, 07/25/31†	308,656	333,394
(Floating, Prime Rate U.S. + 0.85%), 5.60%, 08/25/31†	257,102	286,850
(Floating, Prime Rate U.S. + 0.64%), 5.39%, 07/25/32† Ψ †††	165,186	178,175
(Floating, Prime Rate U.S. - 0.37%), 4.38%, 12/25/45†	221,309	244,329
(Floating, Prime Rate U.S. + 0.54%), 5.29%, 12/25/45†	214,695	245,871
(Floating, Prime Rate U.S. + 0.12%), 4.87%, 01/25/46†	178,660	202,705
(Floating, Prime Rate U.S. + 0.33%), 5.08%, 04/25/46†	239,678	258,973
(Floating, Prime Rate U.S. + 0.38%), 5.13%, 08/25/46†	472,112	524,304
Total Mortgage-Backed Securities (Cost $20,748,943)		18,243,762
MUNICIPAL BONDS — 8.8%
Arlington Higher Education Finance Corporation, Revenue Bond (PSF-Gtd.)
0.50%, 08/15/23	175,000	169,252
California Municipal Finance Authority, Revenue Bond
4.57%, 10/01/52	500,000	408,066
California State Health Facilities Financing Authority, Revenue Bond
1.98%, 06/01/30	600,000	482,977
Carroll County Water Authority, Revenue Bond, Series B
1.96%, 07/01/29	150,000	125,021
City & County of San Francisco, General Obligation, Series A
1.78%, 06/15/29	600,000	496,363
City of Deltona Utility System, Revenue Bond (BAM Insured)
1.54%, 10/01/29	250,000	199,430
City of Phoenix Civic Improvement Corporation, Junior Lien Revenue Bond, Series C
1.84%, 07/01/29	640,000	533,187

	Par	Value
Connecticut Green Bank, Revenue Bond
2.15%, 11/15/29	$207,000	$172,122
Connecticut Housing Finance Authority, Revenue Bond, Series 29
1.20%, 06/15/25	400,000	363,688
Denver City & County Housing Authority, Revenue Bond (HUD Sector 8 Program)
0.84%, 08/01/24	500,000	466,903
District of Columbia Housing Finance Agency, Revenue Bond, Series A-2 (FHA Insured)
1.90%, 03/01/29	140,000	117,181
2.05%, 03/01/30	420,000	347,532
Lancaster Power Authority, Revenue Bond (AGM Insured)
2.56%, 11/01/33	275,000	214,891
2.68%, 11/01/34	275,000	212,899
Metropolitan Water District of Salt Lake & Sandy, Revenue Bond, Series B
1.52%, 07/01/28	200,000	168,208
Monterey Regional Waste Management Authority, Revenue Bond
2.31%, 04/01/32	700,000	573,201
Narragansett Bay Commission, Revenue Bond
2.09%, 09/01/30	500,000	408,359
New York City Housing Development Corporation, Revenue Bond, Series B
0.82%, 05/01/25	150,000	135,225
0.92%, 11/01/25	200,000	177,670
1.02%, 05/01/26	250,000	218,459
New York State Housing Finance Agency, Revenue Bond (SonyMA Insured)
1.13%, 11/01/25	165,000	148,657
Newark Higher Education Finance Corporation, Revenue Bond, Series A
4.62%, 04/01/50	600,000	503,937
North Carolina Capital Facilities Finance Agency, Revenue Bond, Series B
1.05%, 10/01/23	150,000	144,136
1.43%, 10/01/24	100,000	92,444
Philadelphia Authority for Industrial Development, Revenue Bond, Holy Family University Project
4.30%, 09/01/24	200,000	196,844
Redevelopment Authority of the City of Philadelphia, Revenue Bond, Series A
1.93%, 09/01/27	500,000	436,657
Riverside Community College District, General Obligation
0.82%, 08/01/25	195,000	176,119
	Par	Value
Romulus Community Schools, General Obligation, Series B (Q-SBLF Insured)
1.00%, 05/01/25	$200,000	$182,391
Rowland Water District, Revenue Bond, Series A
2.56%, 12/01/36	590,000	435,585
San Antonio Education Facilities Corporation, Revenue Bond
1.74%, 04/01/25	250,000	227,411
San Diego Public Facilities Financing Authority, Revenue Bond, Series B
2.13%, 08/01/29	290,000	244,544
Santa Clara Valley Water District COPS
1.78%, 06/01/31	440,000	346,349
Somerset County Improvement Authority, Revenue Bond (County Gtd.)
0.97%, 04/15/25	530,000	482,908
Tift County Hospital Authority, Revenue Bond (County Gtd.)
1.05%, 12/01/25	325,000	291,397
United Independent School District, General Obligation (PSF-Gtd.)
5.00%, 08/15/25	160,000	162,196
Total Municipal Bonds (Cost $11,864,041)		10,062,209
PRIVATE INVESTMENT — 0.9%
Calvert Impact Capital, Inc. (Cost $1,000,000)	1,000,000	1,000,000

	Shares
COMMON STOCKS — 23.5%
Communication Services — 0.6%
T-Mobile US, Inc.*	5,065	679,571
Consumer Discretionary — 0.9%
Home Depot, Inc. (The)	2,255	622,245
NIKE, Inc. Class B	4,630	384,845
		1,007,090
Consumer Staples — 0.2%
McCormick & Co., Inc. (Non-Voting Shares)	3,307	235,690
Financials — 3.0%
Marsh & McLennan Cos., Inc.	7,781	1,161,626
Progressive Corporation (The)	11,065	1,285,864
Walker & Dunlop, Inc.	11,665	976,710
		3,424,200
Health Care — 2.2%
Encompass Health Corporation	19,261	871,175
Enhabit, Inc.*	9,630	135,205
Humana, Inc.	3,020	1,465,274
		2,471,654
Industrials — 3.6%
Advanced Drainage Systems, Inc.	5,434	675,826

GLOBAL IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Evoqua Water Technologies Corporation*	35,755	$1,182,418
Westinghouse Air Brake Technologies Corporation	16,887	1,373,757
Xylem, Inc.	10,485	915,970
		4,147,971
Information Technology — 11.2%
Autodesk, Inc.*	8,556	1,598,261
Bill.com Holdings, Inc.*	2,874	380,431
Cadence Design Systems, Inc.*	5,953	972,899
IPG Photonics Corporation*	8,565	722,458
Lam Research Corporation	2,405	880,230
Mastercard, Inc. Class A	3,738	1,062,863
Microchip Technology, Inc.	20,753	1,266,556
Microsoft Corporation	12,178	2,836,256
NVIDIA Corporation	9,140	1,109,505
Texas Instruments, Inc.	8,011	1,239,942
Workday, Inc. Class A*	3,952	601,573
		12,670,974
Real Estate — 1.8%
Crown Castle International Corporation REIT	4,932	712,921
Equinix, Inc. REIT	1,243	707,068
Prologis, Inc. REIT	5,808	590,093
		2,010,082
Total Common Stocks (Cost $29,480,886)		26,647,232
FOREIGN COMMON STOCKS — 26.9%
Australia — 0.6%
AGL Energy, Ltd.	2,594	11,316
Bendigo and Adelaide Bank, Ltd.Δ	1,405	7,030
BHP Group, Ltd.	4,371	108,655
BlueScope Steel, Ltd.	839	8,148
Dexus REIT	3,894	19,371
Fortescue Metals Group, Ltd.	4,950	53,140
GPT Group (The) REIT (Athens Exchange)	8,037	19,780
Harvey Norman Holdings, Ltd.Δ	3,371	8,721
Incitec Pivot, Ltd.	6,531	14,851
Mirvac Group REIT	8,787	10,946
Nanosonics, Ltd.*	59,208	130,575
Newcrest Mining, Ltd.	1,986	21,805
Northern Star Resources, Ltd.	2,958	14,811
Rio Tinto, Ltd.	995	60,190
Santos, Ltd.	5,641	26,059
Scentre Group REIT	19,252	31,455
South32, Ltd.	13,627	32,349
Stockland REIT	4,932	10,322
Vicinity Centres REIT	15,262	17,017
Woodside Energy Group, Ltd.	578	11,809
Worley, Ltd.	1,105	9,009
		627,359
Austria — 0.0%
EVN AG	413	6,877
	Shares	Value
Strabag SE	233	$8,814
		15,691
Belgium — 0.0%
Ageas SA/NV	630	22,977
Etablissements Franz Colruyt NV	323	7,100
Groupe Bruxelles Lambert SA	310	21,680
		51,757
Canada — 3.7%
Algonquin Power & Utilities CorporationΔ	1,073	11,722
AltaGas, Ltd.	582	11,144
Barrick Gold CorporationΔ	5,116	79,295
Boralex, Inc. Class A	35,579	1,129,946
CGI, Inc.*	581	43,738
Emera, Inc.	704	28,484
Empire Co., Ltd.	399	9,925
Fortis, Inc.	1,196	45,438
Hydro One, Ltd. 144A	1,047	25,604
iA Financial Corporation, Inc.	255	12,957
Innergex Renewable Energy, Inc.	68,781	865,893
Intact Financial Corporation	10,458	1,480,026
Kinross Gold Corporation	2,301	8,662
Lightspeed Commerce, Inc.*	447	7,867
Loblaw Cos., Ltd.	574	45,451
Lundin Mining Corporation	1,752	8,853
Magna International, Inc.	765	36,291
Manulife Financial Corporation	5,565	87,341
Metro, Inc.	793	39,709
Pan American Silver Corporation	461	7,329
Power Corporation of CanadaΔ	1,746	39,348
RioCan REIT	651	8,775
Teck Resources, Ltd. Class B	1,302	39,597
Tourmaline Oil Corporation	978	50,827
West Fraser Timber Co., Ltd.	228	16,494
WSP Global, Inc.	215	23,677
		4,164,393
Denmark — 0.2%
AP Moeller - Maersk A/S Class A	21	37,102
AP Moeller - Maersk A/S Class B	20	36,344
Coloplast A/S Class B	561	57,011
Danske Bank A/S	3,405	42,381
ROCKWOOL International A/S, B Shares	51	8,045
		180,883
Finland — 0.2%
Kesko OYJ, B Shares	855	15,952
Kojamo OYJ	524	6,749
Neste OYJ	1,200	52,307
Nokia OYJ	14,151	60,751
Orion OYJ Class B	386	16,253
Stora Enso OYJ, R Shares	2,038	25,890
UPM-Kymmene OYJ	1,440	45,697
		223,599

	Shares	Value
France — 2.6%
Alstom SAΔ	661	$10,692
AXA SA	1,176	25,675
BNP Paribas SA	3,280	138,545
Bouygues SA	416	10,882
Cie de St-Gobain	1,473	52,668
Cie Generale des Etablissements Michelin SCA	1,784	39,972
Credit Agricole SA	3,502	28,429
Electricite de France SA	1,524	17,675
Engie SA	5,894	67,839
Legrand SA	14,060	909,107
Orange SA	4,646	42,021
Sanofi	3,051	232,323
Schneider Electric SE	9,729	1,098,898
Societe Generale SA	2,116	41,846
TotalEnergies SEΔ	5,480	257,092
Vivendi SE	2,851	22,114
		2,995,778
Germany — 1.0%
adidas AG	3,126	359,369
Allianz SE	70	11,028
Aroundtown SA	2,455	5,376
Bayerische Motoren Werke AG	915	62,017
Covestro AG 144A	455	13,009
Deutsche Bank AG	5,315	39,352
Evonik Industries AG	617	10,333
Fresenius SE & Co. KGaA	1,260	26,857
HeidelbergCement AG	427	16,868
Knorr-Bremse AG	9,901	425,181
Mercedes-Benz Group AG	2,478	125,305
Volkswagen AG	88	14,341
Vonovia SE	2,192	47,307
		1,156,343
Hong Kong — 1.2%
AIA Group, Ltd.	113,400	944,158
CK Asset Holdings, Ltd.	5,500	33,019
CK Hutchison Holdings, Ltd.	8,500	46,803
ENN Energy Holdings, Ltd.	1,800	24,000
Fosun International, Ltd.	10,500	6,489
Hang Lung Properties, Ltd.	6,000	9,853
Henderson Land Development Co., Ltd.	3,000	8,401
Linklogis, Inc. Class B 144A *	282,387	117,972
New World Development Co., Ltd.	3,000	8,520
Power Assets Holdings, Ltd.	3,500	17,545
Sino Land Co., Ltd.	8,000	10,523
Sun Hung Kai Properties, Ltd. (Hong Kong Exchange)	5,000	55,181
Swire Pacific, Ltd. Class A	2,000	14,949
Swire Properties, Ltd.	5,000	10,756
Wharf Holdings, Ltd. (The)	3,000	9,594
Wharf Real Estate Investment Co., Ltd.	4,000	18,133
		1,335,896
	Shares	Value
Ireland — 2.1%
Aon PLC Class A	5,519	$1,478,375
ICON PLC*	4,945	908,792
		2,387,167
Israel — 0.1%
Azrieli Group, Ltd.	284	19,383
Bank Hapoalim BM	3,580	30,220
Bank Leumi Le-Israel BM	5,105	43,601
Israel Discount Bank, Ltd. Class A	2,446	12,316
Mivne Real Estate KD, Ltd.	3,200	9,408
Nova, Ltd.*	104	8,932
Plus500, Ltd.	523	9,568
Teva Pharmaceutical Industries, Ltd. ADR*	3,279	26,462
		159,890
Italy — 0.1%
Assicurazioni Generali SpA	3,549	48,459
Mediobanca Banca di Credito Finanziario SpA	2,220	17,371
Telecom Italia SpAΔ *	34,892	6,454
UniCredit SpA	6,067	61,423
		133,707
Japan — 6.2%
AGC, Inc.	500	15,566
AirWater, Inc.	800	9,449
Aisin Corporation	300	7,722
Alfresa Holdings Corporation	800	9,324
Asahi Kasei Corporation	5,000	33,137
Bridgestone Corporation	1,900	61,448
Brother Industries, Ltd.	600	10,366
Canon, Inc.	900	19,658
Chiba Bank, Ltd. (The)	2,200	11,914
Chubu Electric Power Co., Inc.	2,200	19,786
Dai Nippon Printing Co., Ltd.	800	16,027
Daiwa House Industry Co., Ltd.	1,600	32,532
Denso Corporation	1,800	82,302
Electric Power Development Co., Ltd.	600	8,485
ENEOS Holdings, Inc.	9,000	29,026
Ezaki Glico Co., Ltd.	1,400	34,503
FUJIFILM Holdings Corporation	1,100	50,242
Fujitsu, Ltd.	600	65,791
Fukuoka Financial Group, Inc.	700	12,466
Haseko Corporation	2,200	23,863
Hitachi, Ltd.	2,800	119,157
Honda Motor Co., Ltd.	5,500	119,382
House Foods Group, Inc.	1,900	37,872
Idemitsu Kosan Co., Ltd.	800	17,387
Inpex Corporation	3,000	27,981
Isuzu Motors, Ltd.	1,600	17,692
ITOCHU Corporation	4,200	101,379
Japan Post Bank Co., Ltd.	1,400	9,786
Japan Post Holdings Co., Ltd.	5,000	33,126
Japan Post Insurance Co., Ltd.	700	9,804
JFE Holdings, Inc.	1,400	13,000

GLOBAL IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Kajima Corporation	1,200	$11,374
Kansai Electric Power Co., Inc. (The)	5,300	44,342
Kawasaki Heavy Industries, Ltd.	500	7,584
Kuraray Co., Ltd.	1,300	9,089
Kyocera Corporation	1,100	55,417
Kyushu Electric Power Co., Inc.	1,700	9,063
Marubeni Corporation	5,000	43,627
MatsukiyoCocokara & Co.	300	12,868
Mazda Motor Corporation	1,900	12,616
Medipal Holdings Corporation	800	10,174
Mitsubishi Chemical Holdings Corporation	3,900	17,865
Mitsubishi CorporationΔ	4,500	123,076
Mitsubishi Electric Corporation	5,700	51,574
Mitsubishi Gas Chemical Co., Inc.	600	7,889
Mitsubishi HC Capital, Inc.	2,400	10,316
Mitsubishi Heavy Industries, Ltd.	1,100	36,585
Mitsui & Co., Ltd.	5,000	106,399
Mitsui Chemicals, Inc.	500	9,746
Mitsui OSK Lines, Ltd.Δ	1,200	21,471
Mizuho Financial Group, Inc.	6,300	68,195
Murata Manufacturing Co., Ltd.	14,400	662,791
NEC Corporation	700	22,414
NGK Insulators, Ltd.	800	9,957
NGK Spark Plug Co., Ltd.	500	8,868
NH Foods, Ltd.	1,400	36,902
Nidec Corporation	11,300	632,531
Nikon CorporationΔ	1,300	12,320
Nintendo Co., Ltd.	27,000	1,089,026
NIPPON EXPRESS HOLDINGS, INC.	200	10,166
Nippon Steel Corporation	3,000	41,635
Nippon Telegraph & Telephone Corporation	3,400	91,706
Nippon Yusen KK	900	15,277
Nomura Real Estate Holdings, Inc.	400	9,034
Obayashi Corporation	1,800	11,552
Oji Holdings Corporation	2,800	10,390
ORIX Corporation	3,800	53,234
Otsuka Holdings Co., Ltd.	1,800	56,997
Panasonic Corporation	6,700	47,048
Resona Holdings, Inc.	6,500	23,787
Ricoh Co., Ltd.	1,800	13,180
Rohm Co., Ltd.	300	19,661
Seiko Epson Corporation	1,000	13,654
Sekisui Chemical Co., Ltd.	1,000	12,234
Sekisui House, Ltd.	1,600	26,500
Shimadzu Corporation	29,100	763,475
Shimano, Inc.	5,800	907,498
SoftBank Group Corporation	3,800	128,786
Sojitz Corporation	700	10,256
Subaru Corporation	2,200	33,247
Sumitomo Corporation	4,300	53,124
Sumitomo Dainippon Pharma Co., Ltd.	1,200	8,535
Sumitomo Electric Industries, Ltd.	2,200	22,333
Sumitomo Mitsui Financial Group, Inc.	3,900	108,114
	Shares	Value
Sumitomo Mitsui Trust Holdings, Inc.	900	$25,596
Taisei Corporation	400	11,093
Taisho Pharmaceutical Holdings Co., Ltd.	300	10,986
Taiyo Yuden Co., Ltd.	400	10,323
Tokyo Gas Co., Ltd.	1,200	20,257
Tokyo Tatemono Co., Ltd.	800	11,383
Tokyu Fudosan Holdings Corporation	2,100	10,905
TOPPAN, Inc.	1,000	14,896
Toray Industries, Inc.	5,900	29,039
Tosoh Corporation	800	8,916
Toyo Suisan Kaisha, Ltd.	800	32,991
Toyota Industries Corporation	600	28,662
Toyota Motor Corporation	1,500	19,606
Toyota Tsusho Corporation	600	18,585
Tsumura & Co.	400	8,539
Yamada Holdings Co., Ltd.	3,000	9,872
Yamaha Motor Co., Ltd.	1,100	20,610
		6,987,934
Jersey — 0.7%
Aptiv PLC	10,427	815,496
Netherlands — 1.9%
ASM International NV	113	25,301
ASML Holding NV	2,181	903,543
ING Groep NV	9,860	84,485
JDE Peet's NV	1,094	31,986
Just Eat Takeaway.com NV 144A Δ *	506	7,849
Koninklijke Ahold Delhaize NV	2,823	71,906
Koninklijke Philips NV	2,067	31,825
NN Group NV	968	37,649
Stellantis NV	6,781	80,100
Wolters Kluwer NV	9,140	889,995
		2,164,639
New Zealand — 0.0%
Auckland International Airport, Ltd.*	2,641	10,586
Contact Energy, Ltd.	2,296	9,613
Fletcher Building, Ltd.	2,796	7,574
Mercury NZ, Ltd.	2,733	8,700
Meridian Energy, Ltd.	3,464	9,295
		45,768
Norway — 0.1%
Austevoll Seafood ASA	1,410	9,559
Norsk Hydro ASA	2,796	15,003
Orkla ASA	6,455	46,924
Yara International ASA	518	18,179
		89,665
Portugal — 0.0%
EDP - Energias de Portugal SA	8,366	36,309
Singapore — 0.1%
Capitaland Investment, Ltd.	4,000	9,624
Flex, Ltd.*	1,182	19,692
Hongkong Land Holdings, Ltd.	2,200	9,667

	Shares	Value
Wilmar International, Ltd.	21,400	$56,932
		95,915
Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA	18,482	82,907
Banco Santander SA	47,025	109,423
CaixaBank SA	12,888	41,511
EDP Renovaveis SA	730	15,016
Repsol SA	3,878	44,559
		293,416
Sweden — 0.3%
Boliden AB	833	25,736
Castellum AB	1,068	11,967
Fabege AB	900	6,113
Fastighets AB Balder, B Shares*	2,585	10,319
Holmen AB, B Shares	744	28,232
Husqvarna AB, B Shares	1,156	6,408
Industrivarden AB, A Shares	474	9,548
Industrivarden AB, C Shares	480	9,573
Investor AB, A Shares	1,443	22,112
Investor AB, B Shares	5,175	75,510
Kinnevik AB, B Shares*	568	7,444
L E Lundbergforetagen AB, B Shares	237	8,556
Samhallsbyggnadsbolaget i Norden ABΔ	3,615	3,935
Securitas AB, B Shares	986	6,845
Skanska AB, B Shares	1,128	14,039
SKF AB, B Shares	1,050	14,066
SSAB AB, A Shares	1,775	7,814
SSAB AB, B Shares	2,573	10,965
Svenska Cellulosa AB SCA, B Shares	1,662	21,088
Swedbank AB, A Shares	2,815	36,949
Trelleborg AB, B Shares	758	14,221
		351,440
Switzerland — 1.7%
Alcon, Inc.	1,317	76,498
Credit Suisse Group AG	6,059	23,967
Holcim, Ltd. (Swiss Exchange)*	1,358	55,652
Novartis AG	3,858	294,122
Swatch Group AG (The)	227	9,510
Swatch Group AG (The) (Swiss Exchange)	75	16,845
Swisscom AG	50	23,412
TE Connectivity, Ltd.	11,527	1,272,120
UBS Group AG	10,789	156,526
		1,928,652
Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	11,915	816,892
United Kingdom — 3.1%
3i Group PLC	3,326	39,937
abrdn PLC	8,459	12,940
Anglo American PLC	4,038	121,244
	Shares	Value
Associated British Foods PLC	3,105	$43,385
Atlassian Corporation PLC Class A*	4,508	949,340
AVEVA Group PLC	551	19,011
Aviva PLC	6,330	27,148
Barclays PLC	49,882	79,369
Barratt Developments PLC	3,455	13,058
Berkeley Group Holdings PLC	503	18,377
BT Group PLC	27,563	37,053
DS Smith PLC	187,232	529,501
HSBC Holdings PLC	27,947	144,706
J Sainsbury PLC	9,038	17,503
Johnson Matthey PLC	843	17,019
Kingfisher PLC	10,381	25,270
Land Securities Group PLC REIT	4,322	24,974
Lloyds Banking Group PLC	234,903	106,173
Melrose Industries PLC	28,670	32,058
NatWest Group PLC	20,776	51,747
Pearson PLC	2,529	24,151
Persimmon PLC	1,338	18,299
Rio Tinto PLC	3,269	176,872
SSE PLC	49,483	835,570
Standard Chartered PLC (London Exchange)	9,823	61,438
Taylor Wimpey PLC	13,096	12,752
Vodafone Group PLC	86,097	96,360
		3,535,255
Total Foreign Common Stocks (Cost $41,472,064)		30,593,844
FOREIGN PREFERRED STOCKS — 0.1%
Germany — 0.1%
Bayerische MotorenWerke AG
8.66%, ◊	192	12,468
Porsche Automobil Holding SE
4.47%, ◊	395	22,255
Volkswagen AG
5.98%, ◊	541	66,106
Total Foreign Preferred Stocks (Cost $130,903)		100,829
MONEY MARKET FUNDS — 8.2%
GuideStone Money Market Fund, 2.76% (Institutional Class)Ø ∞	9,091,612	9,091,612
Northern Institutional Liquid Assets Portfolio (Shares), 2.97%Ø §	218,389	218,389
Total Money Market Funds (Cost $9,310,001)		9,310,001
TOTAL INVESTMENTS —99.6% (Cost $134,193,242)		113,120,539
Other Assets in Excess of Liabilities — 0.4%		443,648
NET ASSETS — 100.0%		$113,564,187

GLOBAL IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)
Futures Contracts outstanding at September 30, 2022:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	12/2022	25	$2,075,750	$(244,413)
MSCI Emerging Markets	12/2022	24	1,045,800	(118,375)
S&P/TSX 60 Index	12/2022	1	161,581	(11,677)
10-Year U.S. Treasury Note	12/2022	(25)	(2,801,563)	129,687
U.S. Treasury Long Bond	12/2022	6	758,438	(56,625)
Ultra 10-Year U.S. Treasury Note	12/2022	(38)	(4,502,406)	260,945
Ultra Long U.S. Treasury Bond	12/2022	21	2,877,000	(227,062)
Canadian Dollars/U.S. Dollars	12/2022	4	289,580	(14,529)
2-Year U.S. Treasury Note	12/2022	22	4,518,594	(70,344)
5-Year U.S. Treasury Note	12/2022	34	3,655,266	(123,852)
Total Futures Contracts outstanding at September 30, 2022			$8,078,040	$(476,245)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2022, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 91.1%
Communication Services — 7.9%
Activision Blizzard, Inc.	80,700	$5,999,238
Alphabet, Inc. Class A*	519,360	49,676,784
Alphabet, Inc. Class C*	476,934	45,857,204
AT&T, Inc.	663,234	10,174,010
Charter Communications, Inc. Class A*	9,845	2,986,481
Comcast Corporation Class A	404,032	11,850,259
DISH Network Corporation Class AΔ*	2,880	39,830
Electronic Arts, Inc.	29,821	3,450,588
Fox Corporation Class A	31,129	955,038
Fox Corporation Class B	9,099	259,321
Interpublic Group of Cos., Inc. (The)	47,139	1,206,758
Live Nation Entertainment, Inc.Δ*	10,940	831,878
Lumen Technologies, Inc.Δ	78,333	570,264
Match Group, Inc.*	21,213	1,012,921
Meta Platforms, Inc. Class A*	194,739	26,422,187
Netflix, Inc.*	35,817	8,432,754
News Corporation Class A	13,865	209,500
News Corporation Class B	13,984	215,633
Omnicom Group, Inc.	24,095	1,520,154
Paramount Global Class BΔ	52,671	1,002,856
Take-Two Interactive Software, Inc.*	14,065	1,533,085
T-Mobile US, Inc.*	56,762	7,615,758
Twitter, Inc.*	61,262	2,685,726
Verizon Communications, Inc.	416,470	15,813,366
Walt Disney Co. (The)*	147,984	13,959,331
Warner Bros Discovery, Inc.*	173,969	2,000,643
		216,281,567
Consumer Discretionary — 10.6%
Advance Auto Parts, Inc.Δ	6,948	1,086,250
Amazon.com, Inc.*	747,771	84,498,123
AutoZone, Inc.*	1,895	4,058,957
Bath & Body Works, Inc.	13,836	451,054
Best Buy Co., Inc.Δ	15,833	1,002,862
Booking Holdings, Inc.*	3,547	5,828,466
BorgWarner, Inc.	6,279	197,161
CarMax, Inc.Δ*	12,596	831,588
Carnival CorporationΔ*	59,898	421,083
Chipotle Mexican Grill, Inc.Δ*	2,169	3,259,486
D.R. Horton, Inc.	16,760	1,128,786
Darden Restaurants, Inc.	9,727	1,228,715
Dollar General Corporation	18,720	4,490,179
Dollar Tree, Inc.*	18,243	2,482,872
Domino’s Pizza, Inc.	3,030	939,906
eBay, Inc.	52,085	1,917,249
Etsy, Inc.*	6,963	697,205
Expedia Group, Inc.*	10,462	980,185
Ford Motor Co.	308,985	3,460,632
General Motors Co.	100,249	3,216,990
Genuine Parts Co.	16,089	2,402,409
Hasbro, Inc.	10,784	727,057
Hilton Worldwide Holdings, Inc.	23,098	2,786,081
Home Depot, Inc. (The)	91,030	25,118,818
	Shares	Value
Lennar Corporation Class A	4,066	$303,120
LKQ CorporationΔ	18,658	879,725
Lowe’s Cos., Inc.	60,309	11,326,633
Marriott International, Inc. Class A	21,380	2,996,193
McDonald’s Corporation	69,081	15,939,750
Mohawk Industries, Inc.*	2,387	217,671
Newell Brands, Inc.	39,118	543,349
NIKE, Inc. Class B	113,417	9,427,221
Norwegian Cruise Line Holdings, Ltd.Δ*	18,047	205,014
NVR, Inc.*	171	681,791
O’Reilly Automotive, Inc.*	6,551	4,607,646
Pool Corporation	3,147	1,001,407
PulteGroup, Inc.	5,415	203,062
Ralph Lauren Corporation	2,058	174,786
Ross Stores, Inc.	25,592	2,156,638
Royal Caribbean Cruises, Ltd.Δ*	22,682	859,648
Starbucks Corporation	98,522	8,301,464
Tapestry, Inc.	305	8,671
Target Corporation	37,217	5,522,631
Tesla, Inc.*	226,351	60,039,603
TJX Cos., Inc. (The)	99,266	6,166,404
Tractor Supply Co.	10,039	1,866,049
Ulta Beauty, Inc.*	3,840	1,540,570
VF Corporation	27,573	824,708
Whirlpool Corporation	1,099	148,156
Yum! Brands, Inc.	28,870	3,070,036
		292,224,060
Consumer Staples — 6.5%
Archer-Daniels-Midland Co.	53,884	4,334,968
Campbell Soup Co.	28,952	1,364,218
Church & Dwight Co., Inc.	27,416	1,958,599
Clorox Co. (The)	12,213	1,568,027
Coca-Cola Co. (The)	397,999	22,295,904
Colgate-Palmolive Co.	68,700	4,826,175
Conagra Brands, Inc.	80,687	2,632,817
Costco Wholesale Corporation	37,437	17,680,372
Estee Lauder Cos., Inc. (The) Class A	21,620	4,667,758
General Mills, Inc.Δ	81,538	6,246,626
Hershey Co. (The)	17,543	3,867,705
Hormel Foods Corporation	43,964	1,997,724
J.M. Smucker Co. (The)	15,075	2,071,456
Kellogg Co.	47,724	3,324,454
Keurig Dr. Pepper, Inc.	100,000	3,582,000
Kimberly-Clark Corporation	31,736	3,571,569
Kraft Heinz Co. (The)	77,468	2,583,558
Kroger Co. (The)	76,152	3,331,650
Lamb Weston Holdings, Inc.Δ	4,774	369,412
McCormick & Co., Inc. (Non-Voting Shares)	25,400	1,810,258
Mondelez International, Inc. Class A	149,208	8,181,075
Monster Beverage Corporation*	22,677	1,971,992
PepsiCo, Inc.	142,948	23,337,691
Procter & Gamble Co. (The)	233,305	29,454,756
Sysco Corporation	31,238	2,208,839
Tyson Foods, Inc. Class A	27,409	1,807,075

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Walgreens Boots Alliance, Inc.	49,839	$1,564,945
Walmart, Inc.	127,692	16,561,652
		179,173,275
Energy — 4.3%
APA Corporation	18,290	625,335
Archrock, Inc.	13	84
Baker Hughes Co.	60,056	1,258,774
Chevron Corporation	173,612	24,942,836
ConocoPhillips	119,384	12,217,759
Coterra Energy, Inc.Δ	73,032	1,907,596
Devon Energy CorporationΔ	56,709	3,409,912
Diamondback Energy, Inc.	10,890	1,311,809
EOG Resources, Inc.	52,844	5,904,260
Exterran Corporation*	6	25
Exxon Mobil Corporation	372,269	32,502,806
Halliburton Co.	68,091	1,676,401
Hess Corporation	18,891	2,058,930
Kinder Morgan, Inc.	146,006	2,429,540
Marathon Oil Corporation	59,299	1,338,971
Marathon Petroleum Corporation	47,537	4,721,850
Occidental Petroleum Corporation	78,136	4,801,457
ONEOK, Inc.Δ	35,809	1,834,853
Phillips 66	31,961	2,579,892
Pioneer Natural Resources Co.Δ	21,443	4,643,053
Valero Energy Corporation	35,767	3,821,704
Williams Cos., Inc. (The)	112,057	3,208,192
		117,196,039
Financials — 10.2%
Aflac, Inc.	55,516	3,119,999
Allstate Corporation (The)	28,840	3,591,445
American Express Co.	56,945	7,682,450
American International Group, Inc.	67,569	3,208,176
Ameriprise Financial, Inc.	10,345	2,606,423
Arthur J. Gallagher & Co.	18,366	3,144,627
Assurant, Inc.	6,335	920,285
Bank of America Corporation	621,241	18,761,478
Bank of New York Mellon Corporation (The)	72,967	2,810,689
Berkshire Hathaway, Inc. Class B*	169,553	45,274,042
BlackRock, Inc.	12,151	6,686,452
Brown & Brown, Inc.	18,702	1,131,097
Capital One Financial Corporation	34,907	3,217,378
Cboe Global Markets, Inc.	13,221	1,551,749
Charles Schwab Corporation (The)	124,970	8,981,594
Cincinnati Financial Corporation	10,988	984,195
Citigroup, Inc.	170,029	7,085,108
Citizens Financial Group, Inc.	18,464	634,423
CME Group, Inc.	34,101	6,040,310
Comerica, Inc.	10,547	749,892
Discover Financial Services	22,685	2,062,520
Everest Re Group, Ltd.	3,173	832,722
FactSet Research Systems, Inc.	4,700	1,880,517
Fifth Third Bancorp	52,084	1,664,605
First Republic Bank	11,885	1,551,587
Franklin Resources, Inc.Δ	23,495	505,612
Globe Life, Inc.	4,186	417,344
Goldman Sachs Group, Inc. (The)	27,330	8,009,057
	Shares	Value
Hartford Financial Services Group, Inc. (The)	28,747	$1,780,589
Huntington Bancshares, Inc.	118,830	1,566,179
Intercontinental Exchange, Inc.	50,280	4,542,798
Invesco, Ltd.	17,740	243,038
JPMorgan Chase & Co.	255,611	26,711,350
KeyCorp	64,549	1,034,075
Lincoln National Corporation	2,879	126,417
Loews Corporation	3,079	153,457
M&T Bank Corporation	18,081	3,188,042
MarketAxess Holdings, Inc.	2,840	631,872
Marsh & McLennan Cos., Inc.	46,486	6,939,895
MetLife, Inc.	64,005	3,890,224
Moody’s Corporation	11,483	2,791,632
Morgan Stanley	122,245	9,658,577
MSCI, Inc.	5,628	2,373,834
Nasdaq, Inc.	27,420	1,554,166
Northern Trust Corporation	16,617	1,421,751
PNC Financial Services Group, Inc. (The)	34,137	5,100,751
Principal Financial Group, Inc.Δ	22,421	1,617,675
Progressive Corporation (The)	63,647	7,396,418
Prudential Financial, Inc.	36,128	3,099,060
Raymond James Financial, Inc.	13,842	1,367,866
Regions Financial Corporation	40,587	814,581
S&P Global, Inc.	31,215	9,531,500
Signature Bank	4,900	739,900
State Street Corporation	30,870	1,877,205
SVB Financial GroupΔ*	3,809	1,278,986
Synchrony Financial	32,331	911,411
T. Rowe Price Group, Inc.Δ	22,044	2,314,840
Travelers Cos., Inc. (The)	33,059	5,064,639
Truist Financial Corporation	104,234	4,538,348
U.S. Bancorp	128,586	5,184,588
W.R. Berkley Corporation	41,166	2,658,500
Wells Fargo & Co.	334,461	13,452,021
Zions Bancorp NA	7,446	378,704
		281,040,665
Health Care — 12.9%
Abbott Laboratories	163,407	15,811,261
ABIOMED, Inc.*	2,730	670,652
Agilent Technologies, Inc.	55,100	6,697,405
Align Technology, Inc.*	3,830	793,231
AmerisourceBergen Corporation	17,971	2,432,015
Amgen, Inc.	77,723	17,518,764
Baxter International, Inc.	49,046	2,641,618
Becton, Dickinson and Co.	32,351	7,208,773
Biogen, Inc.*	28,095	7,501,365
Bio-Rad Laboratories, Inc. Class A*	5,348	2,230,865
Boston Scientific Corporation*	120,221	4,656,159
Cardinal Health, Inc.	27,527	1,835,500
Catalent, Inc.*	57,662	4,172,422
Centene Corporation*	48,859	3,801,719
Charles River Laboratories International, Inc.*	10,283	2,023,694
Cigna Corporation	29,323	8,136,253
CVS Health Corporation	128,942	12,297,199
Danaher Corporation	75,479	19,495,471

	Shares	Value
DaVita, Inc.*	9,259	$766,367
DENTSPLY SIRONA, Inc.	16,089	456,123
DexCom, Inc.*	34,256	2,758,978
Edwards Lifesciences Corporation*	57,327	4,736,930
Elevance Health, Inc.	23,091	10,488,856
Eli Lilly and Co.	103,605	33,500,677
Gilead Sciences, Inc.	239,553	14,778,025
HCA Healthcare, Inc.	21,308	3,916,197
Henry Schein, Inc.*	11,738	772,008
Hologic, Inc.*	29,305	1,890,759
Humana, Inc.	10,676	5,179,888
IDEXX Laboratories, Inc.*	6,155	2,005,299
Illumina, Inc.*	14,975	2,857,080
Incyte Corporation*	76,092	5,070,771
Intuitive Surgical, Inc.*	28,775	5,393,586
IQVIA Holdings, Inc.*	31,875	5,773,838
Laboratory Corporation of America Holdings	7,436	1,522,967
McKesson Corporation	18,932	6,434,419
Mettler-Toledo International, Inc.*	3,500	3,794,420
Moderna, Inc.*	33,300	3,937,725
Molina Healthcare, Inc.*	4,758	1,569,379
Organon & Co.	161,010	3,767,634
PerkinElmer, Inc.	26,737	3,217,263
Quest Diagnostics, Inc.	16,017	1,965,126
Regeneron Pharmaceuticals, Inc.*	15,989	11,014,342
ResMed, Inc.	11,820	2,580,306
Stryker Corporation	27,962	5,663,424
Teleflex, Inc.	4,060	817,928
UnitedHealth Group, Inc.	85,436	43,148,598
Universal Health Services, Inc. Class B	6,340	559,061
Vertex Pharmaceuticals, Inc.*	40,674	11,776,750
Viatris, Inc.	639,516	5,448,676
Waters Corporation*	10,349	2,789,366
West Pharmaceutical Services, Inc.	14,246	3,505,656
Zimmer Biomet Holdings, Inc.	10,144	1,060,555
Zoetis, Inc.	124,712	18,493,543
		353,336,886
Industrials — 6.8%
3M Co.	52,910	5,846,555
A.O. Smith Corporation	16,217	787,822
Alaska Air Group, Inc.*	10,021	392,322
American Airlines Group, Inc.Δ*	39,524	475,869
AMETEK, Inc.	16,745	1,899,050
Boeing Co. (The)*	38,792	4,696,935
C.H. Robinson Worldwide, Inc.	12,459	1,199,926
Carrier Global Corporation	63,362	2,253,153
Caterpillar, Inc.	46,694	7,661,552
Cintas Corporation	6,438	2,499,167
Copart, Inc.*	6,534	695,218
CoStar Group, Inc.Δ*	24,000	1,671,600
CSX Corporation	195,759	5,215,020
Cummins, Inc.	10,680	2,173,487
Deere & Co.	23,820	7,953,260
Delta Air Lines, Inc.*	64,874	1,820,364
Dover Corporation	11,833	1,379,491
	Shares	Value
Emerson Electric Co.	55,944	$4,096,220
Equifax, Inc.Δ	9,414	1,613,842
Expeditors International of Washington, Inc.	6,818	602,098
Fastenal Co.	36,004	1,657,624
FedEx Corporation	12,522	1,859,141
Fortive Corporation	19,846	1,157,022
Fortune Brands Home & Security, Inc.	9,270	497,706
Generac Holdings, Inc.Δ*	4,876	868,611
General Dynamics Corporation	26,348	5,590,255
General Electric Co.	87,424	5,412,420
Honeywell International, Inc.	58,926	9,838,874
Howmet Aerospace, Inc.	32,372	1,001,266
Huntington Ingalls Industries, Inc.	2,805	621,307
IDEX Corporation	5,716	1,142,343
Illinois ToolWorks, Inc.	28,151	5,085,478
Ingersoll-Rand, Inc.	25,879	1,119,526
J.B. Hunt Transport Services, Inc.	9,677	1,513,676
Jacobs Solutions, Inc.	12,155	1,318,696
L3Harris Technologies, Inc.	20,606	4,282,545
Leidos Holdings, Inc.	10,893	952,811
Lockheed Martin Corporation	24,060	9,294,137
Masco Corporation	23,878	1,114,864
Norfolk Southern Corporation	19,839	4,159,246
Northrop Grumman Corporation	14,300	6,725,576
Old Dominion Freight Line, Inc.	7,428	1,847,864
Otis Worldwide Corporation	31,681	2,021,248
PACCAR, Inc.	30,598	2,560,747
Parker-Hannifin Corporation	8,815	2,135,963
Quanta Services, Inc.Δ	5,431	691,855
Raytheon Technologies Corporation	126,686	10,370,516
Republic Services, Inc.	27,745	3,774,430
Robert Half International, Inc.	4,920	376,380
Rockwell Automation, Inc.	10,107	2,174,117
Rollins, Inc.	21,375	741,285
Snap-on, Inc.	5,899	1,187,764
Southwest Airlines Co.*	54,434	1,678,745
Stanley Black & Decker, Inc.	10,352	778,574
Textron, Inc.	15,886	925,518
TransDigm Group, Inc.	3,326	1,745,551
Union Pacific Corporation	60,280	11,743,750
United Airlines Holdings, Inc.*	1,891	61,514
United Parcel Service, Inc. Class B	59,797	9,659,607
United Rentals, Inc.*	1,903	514,038
Verisk Analytics, Inc.	12,729	2,170,676
W.W. Grainger, Inc.	2,817	1,378,048
Waste Management, Inc.	42,596	6,824,305
Westinghouse Air Brake Technologies Corporation	11,295	918,848
Xylem, Inc.	9,669	844,684
		187,272,102
Information Technology — 24.4%
Adobe, Inc.*	40,106	11,037,171
Advanced Micro Devices, Inc.*	136,143	8,626,020
Akamai Technologies, Inc.*	12,022	965,607
Amphenol Corporation Class A	67,536	4,522,211
Analog Devices, Inc.	51,555	7,183,674

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
ANSYS, Inc.*	6,671	$1,478,961
Apple, Inc.	1,298,651	179,473,568
Applied Materials, Inc.	71,724	5,876,347
Arista Networks, Inc.*	18,552	2,094,335
Autodesk, Inc.*	18,555	3,466,074
Automatic Data Processing, Inc.	40,773	9,222,445
Broadcom, Inc.	36,610	16,255,206
Broadridge Financial Solutions, Inc.	6,807	982,386
Cadence Design Systems, Inc.*	23,512	3,842,566
CDW Corporation	11,000	1,716,880
Ceridian HCM Holding, Inc.Δ*	10,792	603,057
Cisco Systems, Inc.	391,486	15,659,440
Citrix Systems, Inc.	17,635	1,832,276
Cognizant Technology Solutions Corporation Class A	50,859	2,921,341
Corning, Inc.	81,585	2,367,597
DXC Technology Co.*	18,725	458,388
Enphase Energy, Inc.*	10,555	2,928,696
EPAM Systems, Inc.*	2,827	1,023,911
F5, Inc.*	6,504	941,324
Fidelity National Information Services, Inc.	47,995	3,626,982
Fiserv, Inc.*	52,804	4,940,870
FleetCor Technologies, Inc.*	6,254	1,101,767
Fortinet, Inc.*	57,750	2,837,257
Gartner, Inc.*	5,295	1,465,074
Global Payments, Inc.	22,769	2,460,190
Hewlett Packard Enterprise Co.	113,804	1,363,372
HP, Inc.Δ	103,716	2,584,603
Intel Corporation	365,545	9,420,095
International Business Machines Corporation	85,616	10,172,037
Intuit, Inc.	23,429	9,074,520
Jack Henry & Associates, Inc.	11,540	2,103,396
Juniper Networks, Inc.	50,500	1,319,060
Keysight Technologies, Inc.*	13,420	2,111,771
KLA Corporation	11,211	3,392,785
Lam Research Corporation	10,705	3,918,030
Mastercard, Inc. Class A	74,548	21,196,978
Microchip Technology, Inc.	41,030	2,504,061
Micron Technology, Inc.	92,474	4,632,947
Microsoft Corporation	645,073	150,237,502
Monolithic Power Systems, Inc.	3,300	1,199,220
Motorola Solutions, Inc.	15,740	3,525,288
NetApp, Inc.	18,482	1,143,112
NortonLifeLock, Inc.	62,969	1,268,196
NVIDIA Corporation	208,525	25,312,850
ON Semiconductor Corporation*	33,696	2,100,272
Oracle Corporation	144,267	8,810,386
Paychex, Inc.	34,804	3,905,357
Paycom Software, Inc.*	3,850	1,270,462
PayPal Holdings, Inc.*	87,361	7,519,161
PTC, Inc.*	6,734	704,376
Qorvo, Inc.*	3,926	311,764
QUALCOMM, Inc.	96,730	10,928,555
Roper Technologies, Inc.	12,111	4,355,600
Salesforce, Inc.*	83,416	11,998,557
ServiceNow, Inc.*	16,274	6,145,225
	Shares	Value
Skyworks Solutions, Inc.	9,298	$792,840
SolarEdge Technologies, Inc.*	4,244	982,316
Synopsys, Inc.*	14,009	4,279,890
Teledyne Technologies, Inc.*	4,739	1,599,270
Teradyne, Inc.Δ	9,806	736,921
Texas Instruments, Inc.	86,227	13,346,215
Trimble, Inc.*	19,275	1,046,054
Tyler Technologies, Inc.*	3,141	1,091,498
VeriSign, Inc.*	6,588	1,144,336
Visa, Inc. Class AΔ	144,588	25,686,058
Western Digital Corporation*	22,012	716,491
Zebra Technologies Corporation Class A*	4,187	1,097,036
		668,960,084
Materials — 2.0%
Air Products and Chemicals, Inc.	20,651	4,806,107
Albemarle Corporation	8,321	2,200,405
Avery Dennison Corporation	3,272	532,354
Ball Corporation	26,240	1,267,917
Celanese Corporation	9,582	865,638
CF Industries Holdings, Inc.	20,593	1,982,076
Corteva, Inc.	83,799	4,789,113
Dow, Inc.	82,656	3,631,078
DuPont de Nemours, Inc.	47,302	2,384,021
Eastman Chemical Co.	14,389	1,022,338
Ecolab, Inc.	16,680	2,408,926
FMC Corporation	14,783	1,562,563
Freeport-McMoRan, Inc.	112,863	3,084,546
International Flavors & Fragrances, Inc.	23,797	2,161,481
International Paper Co.	43,581	1,381,518
Martin Marietta Materials, Inc.	5,969	1,922,555
Mosaic Co. (The)	35,598	1,720,451
Newmont Corporation	75,968	3,192,935
Nucor Corporation	23,742	2,540,157
Packaging Corporation of America	13,571	1,523,888
PPG Industries, Inc.Δ	18,443	2,041,456
Sealed Air Corporation	10,710	476,702
Sherwin-Williams Co. (The)	21,527	4,407,653
Vulcan Materials Co.	11,222	1,769,822
Westrock Co.	21,818	673,958
		54,349,658
Real Estate — 2.5%
Alexandria Real Estate Equities, Inc. REIT	11,494	1,611,344
American Tower Corporation REIT	37,022	7,948,624
AvalonBay Communities, Inc. REIT	11,730	2,160,549
Boston Properties, Inc. REIT	11,272	845,062
Camden Property Trust REIT	8,401	1,003,500
CBRE Group, Inc. Class A*	35,708	2,410,647
Crown Castle International Corporation REIT	38,898	5,622,706
Digital Realty Trust, Inc. REIT	25,560	2,535,041
Duke Realty Corporation REIT	32,547	1,568,765
Equinix, Inc. REIT	8,002	4,551,858
Equity Residential REIT	36,341	2,442,842

	Shares	Value
Essex Property Trust, Inc. REIT	5,627	$1,363,028
Extra Space Storage, Inc. REIT	8,534	1,473,907
Federal Realty Investment Trust REIT	2,600	234,312
Healthpeak Properties, Inc. REIT	46,597	1,068,003
Host Hotels & Resorts, Inc. REIT	18,980	301,402
Iron Mountain, Inc. REIT	32,755	1,440,237
Kimco Realty Corporation REIT	56,971	1,048,836
Mid-America Apartment Communities, Inc. REIT	7,607	1,179,618
Prologis, Inc. REIT	61,392	6,237,427
Public Storage REIT	14,785	4,329,196
Realty Income Corporation REITΔ	65,287	3,799,703
Regency Centers Corporation REIT	15,104	813,350
SBA Communications Corporation REIT	9,082	2,585,191
Simon Property Group, Inc. REIT	25,427	2,282,073
UDR, Inc. REIT	16,995	708,862
Ventas, Inc. REIT	33,547	1,347,583
Vornado Realty Trust REITΔ	15,993	370,398
Welltower, Inc. REITΔ	42,774	2,751,224
Weyerhaeuser Co. REIT	57,740	1,649,054
		67,684,342
Utilities — 3.0%
AES Corporation (The)Δ	56,201	1,270,143
Alliant Energy Corporation	22,632	1,199,270
Ameren Corporation	19,884	1,601,656
American Electric Power Co., Inc.	43,060	3,722,537
American Water Works Co., Inc.	16,760	2,181,482
Atmos Energy Corporation	8,640	879,984
CenterPoint Energy, Inc.	50,231	1,415,509
CMS Energy CorporationΔ	24,417	1,422,046
Consolidated Edison, Inc.	54,284	4,655,396
Constellation Energy Corporation	21,977	1,828,267
Dominion Energy, Inc.	84,336	5,828,461
DTE Energy Co.	16,224	1,866,571
Duke Energy Corporation	78,614	7,312,674
Edison International	35,412	2,003,611
Entergy Corporation	16,902	1,700,848
Evergy, Inc.	17,247	1,024,472
Eversource Energy	27,044	2,108,350
Exelon Corporation	90,545	3,391,816
FirstEnergy Corporation	45,258	1,674,546
NextEra Energy, Inc.	152,587	11,964,347
NiSource, Inc.	23,079	581,360
NRG Energy, Inc.	19,377	741,558
Pinnacle West Capital Corporation	4,108	265,007
PPL Corporation	38,698	980,994
Public Service Enterprise Group, Inc.	46,751	2,628,809
Sempra Energy	30,276	4,539,583
Southern Co. (The)	109,049	7,415,332
WEC Energy Group, Inc.	33,758	3,018,978
Xcel Energy, Inc.	35,982	2,302,848
		81,526,455
Total Common Stocks (Cost $1,796,173,040)		2,499,045,133
	Shares	Value
FOREIGN COMMON STOCKS — 3.1%
Curacao — 0.1%
Schlumberger NV	110,484	$3,966,376
Ireland — 2.1%
Accenture PLC Class AΔ	55,857	14,372,006
Allegion PLC	8,862	794,744
Aon PLC Class A	19,060	5,105,602
Eaton Corporation PLC	34,612	4,615,856
Johnson Controls International PLC	65,453	3,221,597
Linde PLC	48,518	13,079,968
Medtronic PLC	123,226	9,950,500
Pentair PLC	6,692	271,896
Seagate Technology Holdings PLC	20,280	1,079,504
STERIS PLC	7,533	1,252,587
Trane Technologies PLC	16,206	2,346,791
Willis Towers Watson PLCΔ	12,561	2,524,007
		58,615,058
Jersey — 0.2%
Amcor PLC	225,378	2,418,306
Aptiv PLC	21,684	1,695,905
		4,114,211
Netherlands — 0.2%
LyondellBasell Industries NV Class A	27,312	2,056,047
NXP Semiconductor NV	19,939	2,941,202
		4,997,249
Switzerland — 0.5%
Chubb, Ltd.	51,417	9,351,724
Garmin, Ltd.	8,253	662,798
TE Connectivity, Ltd.	28,610	3,157,400
		13,171,922
United Kingdom — 0.0%
Nielsen Holdings PLC	22,454	622,425
Total Foreign Common Stocks (Cost $69,654,505)		85,487,241
MONEY MARKET FUNDS — 5.6%
GuideStone Money Market Fund, 2.76% (Institutional Class)Ø∞	152,927,456	152,927,456
Northern Institutional Liquid Assets Portfolio (Shares), 2.97%Ø§	244,724	244,724
Total Money Market Funds (Cost $153,172,180)		153,172,180
TOTAL INVESTMENTS — 99.8% (Cost $2,018,999,725)		2,737,704,554
Other Assets in Excess of Liabilities — 0.2%		6,294,978
NET ASSETS — 100.0%		$2,743,999,532

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
Futures Contracts outstanding at September 30, 2022:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	12/2022	876	$157,745,700	$(17,416,671)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2022, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 91.2%
Communication Services — 7.9%
Activision Blizzard, Inc.	6,620	$492,131
Alphabet, Inc. Class A*	6,459	617,803
Alphabet, Inc. Class C*	5,957	572,766
Altice U.S.A., Inc. Class A*	740	4,314
AMC Entertainment Holdings, Inc. Class AΔ*	3,029	21,112
AT&T, Inc.	59,963	919,832
Cable One, Inc.	15	12,796
Comcast Corporation Class A	35,422	1,038,927
DISH Network Corporation Class A*	1,001	13,844
Electronic Arts, Inc.	2,288	264,745
Fox Corporation Class A	2,285	70,104
Fox Corporation Class B	987	28,130
Frontier Communications Parent, Inc.*	840	19,681
IAC, Inc.*	370	20,491
Interpublic Group of Cos., Inc. (The)	2,902	74,291
Liberty Broadband Corporation*	529	39,040
Liberty Broadband Corporation Class A*	105	7,833
Liberty Media Corporation Class AΔ*	116	4,416
Liberty Media Corporation-Liberty Formula One*	1,258	73,593
Liberty Media Corporation-Liberty Formula One Class A*	112	5,882
Liberty Media Corporation-Liberty SiriusXM Class C*	423	15,951
Live Nation Entertainment, Inc.*	405	30,796
Lumen Technologies, Inc.	10,111	73,608
Meta Platforms, Inc. Class A*	14,006	1,900,334
Netflix, Inc.*	1,775	417,906
New York Times Co. (The) Class A	1,000	28,750
News Corporation Class A	2,285	34,526
News Corporation Class B	446	6,877
Nexstar Media Group, Inc. Class A	191	31,868
Omnicom Group, Inc.	1,654	104,351
Paramount Global Class BΔ	4,224	80,425
Pinterest, Inc. Class A*	3,499	81,527
Roku, Inc.*	459	25,888
Sirius XM Holdings, Inc.Δ	3,498	19,974
Take-Two Interactive Software, Inc.*	286	31,174
T-Mobile US, Inc.*	5,041	676,351
Twitter, Inc.*	387	16,966
Verizon Communications, Inc.	34,761	1,319,875
Walt Disney Co. (The)*	13,010	1,227,233
Warner Bros Discovery, Inc.*	4,354	50,071
		10,476,182
Consumer Discretionary — 5.2%
ADT, Inc.	2,685	20,111
Advance Auto Parts, Inc.	456	71,291
Aramark	1,418	44,242
AutoNation, Inc.Δ*	330	33,617
AutoZone, Inc.*	17	36,413
Bath & Body Works, Inc.	1,381	45,021
Best Buy Co., Inc.	1,245	78,858
BorgWarner, Inc.	1,749	54,919
	Shares	Value
Bright Horizons Family Solutions, Inc.*	438	$25,251
Brunswick Corporation	461	30,172
Capri Holdings, Ltd.*	604	23,218
CarMax, Inc.*	852	56,249
Carnival Corporation*	3,913	27,508
Carter's, Inc.	444	29,095
Columbia Sportswear Co.	538	36,207
D.R. Horton, Inc.	758	51,051
Darden Restaurants, Inc.	505	63,792
Deckers Outdoor Corporation*	15	4,689
Dick's Sporting Goods, Inc.	278	29,090
Dollar Tree, Inc.*	1,100	149,710
Domino’s Pizza, Inc.	90	27,918
eBay, Inc.	3,368	123,976
Ford Motor Co.	28,325	317,240
GameStop Corporation Class AΔ*	1,865	46,867
General Motors Co.	10,012	321,285
Gentex Corporation	2,642	62,985
Genuine Parts Co.	1,418	211,736
Grand Canyon Education, Inc.*	469	38,575
H&R Block, Inc.	786	33,436
Hanesbrands, Inc.	3,690	25,682
Harley-Davidson, Inc.	267	9,313
Hasbro, Inc.	1,140	76,859
Hilton Worldwide Holdings, Inc.	502	60,551
Home Depot, Inc. (The)	3,510	968,549
Hyatt Hotels Corporation Class A*	154	12,468
Kohl’s Corporation	720	18,108
Lear Corporation	354	42,370
Leggett & Platt, Inc.	530	17,607
Lennar Corporation Class A	1,538	114,658
Lithia Motors, Inc.	189	40,550
LKQ Corporation	2,443	115,188
Lowe’s Cos., Inc.	882	165,648
Macy’s, Inc.	782	12,254
Marriott Vacations Worldwide Corporation	292	35,583
Mattel, Inc.*	939	17,785
McDonald’s Corporation	4,515	1,041,791
Mister Car Wash, Inc.Δ*	754	6,469
Mohawk Industries, Inc.*	184	16,779
Newell Brands, Inc.	2,906	40,364
NVR, Inc.*	2	7,974
O’Reilly Automotive, Inc.*	309	217,335
Ollie's Bargain Outlet Holdings, Inc.*	324	16,718
Peloton Interactive, Inc. Class A*	906	6,279
Penske Automotive Group, Inc.	192	18,899
Polaris, Inc.	162	15,495
PulteGroup, Inc.	459	17,213
PVH Corporation	162	7,258
Ralph Lauren Corporation	379	32,189
RH*	18	4,429
Rivian Automotive, Inc. Class AΔ*	690	22,708
Ross Stores, Inc.	1,409	118,736
Royal Caribbean Cruises, Ltd.Δ*	1,014	38,431
Service Corporation International	1,858	107,281

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Skechers U.S.A., Inc. Class A*	658	$20,872
Starbucks Corporation	5,842	492,247
Tapestry, Inc.	1,755	49,895
Target Corporation	1,643	243,805
Terminix Global Holdings, Inc.*	1,449	55,482
Thor Industries, Inc.	326	22,814
Under Armour, Inc. Class C*	968	5,769
Vail Resorts, Inc.	75	16,173
VF Corporation	3,534	105,702
Whirlpool Corporation	379	51,093
Williams-Sonoma, Inc.	111	13,081
Wyndham Hotels & Resorts, Inc.	277	16,994
Yum! Brands, Inc.	1,971	209,596
		6,867,566
Consumer Staples — 6.9%
Albertsons Cos., Inc. Class A	1,406	34,953
Archer-Daniels-Midland Co.	4,615	371,277
BJ's Wholesale Club Holdings, Inc.*	277	20,168
Bunge, Ltd.	1,227	101,313
Campbell Soup Co.	2,808	132,313
Casey’s General Stores, Inc.	223	45,162
Church & Dwight Co., Inc.	1,339	95,658
Clorox Co. (The)	236	30,300
Coca-Cola Co. (The)	11,697	655,266
Colgate-Palmolive Co.	3,278	230,280
Conagra Brands, Inc.	5,282	172,352
Coty, Inc. Class A*	5,539	35,006
Darling Ingredients, Inc.*	1,055	69,788
Flowers Foods, Inc.	2,526	62,367
General Mills, Inc.	5,874	450,007
Grocery Outlet Holding Corporation*	444	14,781
Hershey Co. (The)	418	92,156
Hormel Foods Corporation	3,781	171,809
Ingredion, Inc.	566	45,574
J.M. Smucker Co. (The)	1,159	159,258
Kellogg Co.	2,159	150,396
Keurig Dr. Pepper, Inc.	9,328	334,129
Kimberly-Clark Corporation	1,902	214,051
Kraft Heinz Co. (The)	7,277	242,688
Kroger Co. (The)	5,693	249,069
McCormick & Co., Inc. (Non-Voting Shares)	2,235	159,288
Mondelez International, Inc. Class A	12,024	659,276
Monster Beverage Corporation*	650	56,524
PepsiCo, Inc.	3,323	542,513
Performance Food Group Co.*	469	20,144
Pilgrim’s Pride Corporation*	209	4,811
Post Holdings, Inc.*	304	24,901
Procter & Gamble Co. (The)	12,035	1,519,419
Reynolds Consumer Products, Inc.Δ	1,447	37,636
Seaboard Corporation	3	10,208
Tyson Foods, Inc. Class A	2,592	170,891
U.S. Foods Holding Corporation*	693	18,323
Walgreens Boots Alliance, Inc.	5,752	180,613
Walmart, Inc.	11,537	1,496,349
		9,081,017
	Shares	Value
Energy — 7.3%
Antero Midstream Corporation	2,130	$19,553
Antero Resources Corporation*	419	12,792
APA Corporation	2,027	69,303
Baker Hughes Co.	7,130	149,445
Cheniere Energy, Inc.	704	116,801
Chesapeake Energy CorporationΔ	923	86,956
Chevron Corporation	15,338	2,203,611
ConocoPhillips	10,386	1,062,903
Continental Resources, Inc.	68	4,543
Coterra Energy, Inc.	5,353	139,820
Devon Energy Corporation	2,792	167,883
Diamondback Energy, Inc.	591	71,192
DT Midstream, Inc.	459	23,818
EOG Resources, Inc.	1,472	164,467
EQT Corporation	2,588	105,461
Exxon Mobil Corporation	33,254	2,903,407
Halliburton Co.	2,776	68,345
Hess Corporation	354	38,583
HF Sinclair Corporation	1,101	59,278
Kinder Morgan, Inc.	15,741	261,930
Marathon Oil Corporation	4,540	102,513
Marathon Petroleum Corporation	4,074	404,670
NOV, Inc.	2,112	34,172
Occidental Petroleum Corporation	1,083	66,550
ONEOK, Inc.	2,835	145,265
Ovintiv, Inc.	255	11,730
PDC Energy, Inc.	184	10,633
Phillips 66	3,831	309,238
Pioneer Natural Resources Co.	927	200,723
Range Resources Corporation	276	6,972
Southwestern Energy Co.*	5,749	35,184
Valero Energy Corporation	3,249	347,156
Williams Cos., Inc. (The)	9,404	269,237
		9,674,134
Financials — 19.0%
Aflac, Inc.	5,153	289,599
AGNC Investment Corporation REIT	1,368	11,519
Alleghany Corporation*	71	59,595
Allstate Corporation (The)	2,412	300,366
Ally Financial, Inc.	2,362	65,734
American Express Co.	4,489	605,611
American Financial Group, Inc.	583	71,668
American International Group, Inc.	6,550	310,994
Ameriprise Financial, Inc.	249	62,736
Annaly Capital Management, Inc. REITΔ	3,136	53,809
Apollo Global Management, Inc.	665	30,923
Arch Capital Group, Ltd.*	1,817	82,746
Arthur J. Gallagher & Co.	1,503	257,344
Assurant, Inc.	456	66,243
Axis Capital Holdings, Ltd.	655	32,193
Bank of America Corporation	55,331	1,670,996
Bank of New York Mellon Corporation (The)	6,536	251,767
Bank OZK	159	6,290

	Shares	Value
Berkshire Hathaway, Inc. Class B*	14,699	$3,924,927
BlackRock, Inc.	1,214	668,040
Brown & Brown, Inc.	1,191	72,032
Capital One Financial Corporation	3,152	290,520
Carlyle Group, Inc. (The)	1,085	28,036
Cboe Global Markets, Inc.	1,007	118,192
Charles Schwab Corporation (The)	5,406	388,529
Cincinnati Financial Corporation	1,398	125,219
Citigroup, Inc.	15,377	640,760
Citizens Financial Group, Inc.	3,357	115,347
CME Group, Inc.	3,017	534,401
CNA Financial Corporation	1,203	44,391
Coinbase Global, Inc. Class A*	1,041	67,134
Comerica, Inc.	982	69,820
Commerce Bancshares, Inc.	903	59,742
Credit Acceptance CorporationΔ*	27	11,826
Cullen/Frost Bankers, Inc.	436	57,648
Discover Financial Services	2,174	197,660
East West Bancorp, Inc.	602	40,418
Equitable Holdings, Inc.	2,883	75,967
Erie Indemnity Co. Class A	149	33,124
Evercore, Inc. Class A	54	4,442
Everest Re Group, Ltd.	276	72,433
Fidelity National Financial, Inc.	2,377	86,047
Fifth Third Bancorp	5,109	163,284
First American Financial Corporation	743	34,252
First Citizens BancShares, Inc. Class A	48	38,277
First Horizon Corporation	4,688	107,355
First Republic Bank	1,189	155,224
Franklin Resources, Inc.	2,081	44,783
Globe Life, Inc.	503	50,149
Goldman Sachs Group, Inc. (The)	2,511	735,849
Hanover Insurance Group, Inc. (The)	343	43,952
Hartford Financial Services Group, Inc. (The)	2,999	185,758
Huntington Bancshares, Inc.	13,265	174,833
Interactive Brokers Group, Inc. Class A	742	47,421
Intercontinental Exchange, Inc.	4,541	410,279
Invesco, Ltd.	1,036	14,193
Jefferies Financial Group, Inc.	847	24,987
JPMorgan Chase & Co.	22,958	2,399,111
Kemper Corporation	372	15,349
KeyCorp	7,730	123,835
KKR & Co., Inc.	4,048	174,064
Lazard, Ltd. Class AΔ	471	14,992
Lincoln National Corporation	535	23,492
Loews Corporation	1,511	75,308
M&T Bank Corporation	1,439	253,724
Markel Corporation*	73	79,148
Marsh & McLennan Cos., Inc.	660	98,531
MetLife, Inc.	5,568	338,423
MGIC Investment Corporation	1,510	19,358
Moody’s Corporation	99	24,068
Morgan Stanley	10,069	795,552
MSCI, Inc.	47	19,824
Nasdaq, Inc.	2,708	153,489
	Shares	Value
New York Community Bancorp, Inc.Δ	5,349	$45,627
Northern Trust Corporation	1,693	144,853
Old Republic International Corporation	2,745	57,453
OneMain Holdings, Inc.	1,531	45,195
Pinnacle Financial Partners, Inc.	110	8,921
PNC Financial Services Group, Inc. (The)	3,493	521,924
Popular, Inc.	352	25,365
Primerica, Inc.	63	7,777
Principal Financial Group, Inc.	1,733	125,036
Progressive Corporation (The)	1,069	124,229
Prosperity Bancshares, Inc.	992	66,147
Prudential Financial, Inc.	3,074	263,688
Raymond James Financial, Inc.	1,294	127,873
Regions Financial Corporation	7,234	145,186
Reinsurance Group of America, Inc.	566	71,208
RenaissanceRe Holdings, Ltd.	111	15,583
Robinhood Markets, Inc. Class A*	2,796	28,240
S&P Global, Inc.	2,751	840,018
SEI Investments Co.	1,406	68,964
Signature Bank	334	50,434
SLM Corporation	959	13,416
SoFi Technologies, Inc.*	3,870	18,886
State Street Corporation	2,876	174,890
Stifel Financial Corporation	466	24,190
SVB Financial Group*	91	30,556
Synchrony Financial	4,199	118,370
T. Rowe Price Group, Inc.	1,891	198,574
TFS Financial Corporation	2,703	35,139
Tradeweb Markets, Inc. Class A	580	32,724
Travelers Cos., Inc. (The)	2,377	364,156
Truist Financial Corporation	12,179	530,274
U.S. Bancorp	11,654	469,889
Umpqua Holdings Corporation	1,231	21,038
Unum Group	1,632	63,322
Virtu Financial, Inc. Class A	751	15,598
Voya Financial, Inc.Δ	610	36,905
W.R. Berkley Corporation	1,763	113,855
Webster Financial Corporation	1,035	46,782
Wells Fargo & Co.	29,334	1,179,813
White Mountains Insurance Group, Ltd.Δ	8	10,424
Zions Bancorp NA	877	44,604
		25,122,778
Health Care — 13.3%
10X Genomics, Inc. Class A*	575	16,376
Abbott Laboratories	12,155	1,176,118
Acadia Healthcare Co., Inc.*	774	60,511
Agilent Technologies, Inc.	2,369	287,952
agilon health, Inc.*	238	5,574
Align Technology, Inc.*	73	15,119
Amedisys, Inc.*	220	21,294
Amgen, Inc.	1,490	335,846
Avantor, Inc.*	4,930	96,628
Azenta, Inc.	1,516	64,976
Baxter International, Inc.	3,830	206,284

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Becton, Dickinson and Co.	2,384	$531,227
Biogen, Inc.*	1,747	466,449
BioMarin Pharmaceutical, Inc.*	2,584	219,046
Bio-Rad Laboratories, Inc. Class A*	486	202,730
Boston Scientific Corporation*	11,223	434,667
Cardinal Health, Inc.	2,369	157,965
Catalent, Inc.*	4,559	329,889
Centene Corporation*	4,897	381,036
Change Healthcare, Inc.*	3,383	92,999
Charles River Laboratories International, Inc.*	424	83,443
Chemed Corporation	161	70,286
Cigna Corporation	2,269	629,579
CVS Health Corporation	10,977	1,046,876
Danaher Corporation	6,105	1,576,860
DENTSPLY SIRONA, Inc.	1,831	51,909
Doximity, Inc. Class AΔ*	382	11,544
Elanco Animal Health, Inc.*	26,803	332,625
Elevance Health, Inc.	1,440	654,106
Eli Lilly and Co.	3,642	1,177,641
Encompass Health Corporation	918	41,521
Envista Holdings Corporation*	817	26,806
Exact Sciences Corporation*	1,840	59,782
Exelixis, Inc.*	3,700	58,016
Gilead Sciences, Inc.	13,048	804,931
Globus Medical, Inc. Class A*	372	22,160
HCA Healthcare, Inc.	1,710	314,281
Henry Schein, Inc.*	1,447	95,169
Hologic, Inc.*	2,065	133,234
Humana, Inc.	381	184,857
ICU Medical, Inc.*	62	9,337
Illumina, Inc.*	1,484	283,132
Incyte Corporation*	1,929	128,548
Integra LifeSciences Holdings Corporation*	399	16,902
Intuitive Surgical, Inc.*	236	44,236
Ionis Pharmaceuticals, Inc.*	1,082	47,857
Laboratory Corporation of America Holdings	797	163,234
Masimo Corporation*	48	6,776
McKesson Corporation	1,138	386,772
Mirati Therapeutics, Inc.*	540	37,714
Moderna, Inc.*	2,677	316,555
Molina Healthcare, Inc.*	165	54,424
Natera, Inc.*	401	17,572
Oak Street Health, Inc.Δ*	479	11,745
Organon & Co.	15,385	360,009
PerkinElmer, Inc.	2,343	281,933
Premier, Inc. Class A	2,254	76,501
Quest Diagnostics, Inc.	1,217	149,314
QuidelOrtho Corporation*	438	31,308
Regeneron Pharmaceuticals, Inc.*	883	608,272
Repligen Corporation*	365	68,295
Signify Health, Inc. Class A*	350	10,202
Stryker Corporation	1,371	277,682
Syneos Health, Inc.*	2,346	110,614
Teladoc Health, Inc.Δ*	671	17,010
Teleflex, Inc.	353	71,115
	Shares	Value
Tenet Healthcare Corporation*	597	$30,793
Ultragenyx Pharmaceutical, Inc.*	569	23,562
United Therapeutics Corporation*	649	135,888
UnitedHealth Group, Inc.	910	459,586
Universal Health Services, Inc. Class B	520	45,854
Vertex Pharmaceuticals, Inc.*	560	162,142
Viatris, Inc.	56,332	479,949
Zimmer Biomet Holdings, Inc.	1,662	173,762
		17,576,907
Industrials — 8.6%
3M Co.	4,620	510,510
A.O. Smith Corporation	757	36,775
Acuity Brands, Inc.	224	35,273
AECOM	255	17,434
AGCO Corporation	307	29,524
Alaska Air Group, Inc.*	1,150	45,023
AMERCO	81	41,247
American Airlines Group, Inc.Δ*	3,333	40,129
AMETEK, Inc.	1,907	216,273
Avis Budget Group, Inc.*	188	27,910
Axon Enterprise, Inc.*	40	4,630
Boeing Co. (The)*	2,789	337,692
Builders FirstSource, Inc.*	1,126	66,344
BWX Technologies, Inc.	488	24,581
C.H. Robinson Worldwide, Inc.	633	60,964
CACI International, Inc. Class A*	152	39,681
Carrier Global Corporation	5,738	204,043
Caterpillar, Inc.	647	106,160
Cintas Corporation	89	34,549
Clean Harbors, Inc.*	220	24,196
Copa Holdings SA Class A*	217	14,541
CoStar Group, Inc.*	2,241	156,086
Crane Holdings Co.	265	23,198
CSX Corporation	13,770	366,833
Cummins, Inc.	1,199	244,008
Curtiss-Wright Corporation	244	33,955
Donaldson Co., Inc.	810	39,698
Dover CorporationΔ	958	111,684
Dun & Bradstreet Holdings, Inc.Δ	719	8,908
Emerson Electric Co.	3,401	249,021
Equifax, Inc.	374	64,115
Esab Corporation	116	3,870
Expeditors International of Washington, Inc.	382	33,734
FedEx Corporation	1,638	243,194
Flowserve Corporation	500	12,150
Fortive Corporation	2,282	133,041
Fortune Brands Home & Security, Inc.	76	4,080
FTI Consulting, Inc.*	202	33,473
General Dynamics Corporation	2,327	493,720
General Electric Co.	7,420	459,372
Graco, Inc.	543	32,553
HEICO CorporationΔ	37	5,327
HEICO Corporation Class A	81	9,284
Hertz Global Holdings, Inc.*	1,399	22,776
Hexcel Corporation	118	6,103

	Shares	Value
Honeywell International, Inc.	3,816	$637,158
Howmet Aerospace, Inc.	1,608	49,735
Hubbell, Inc.	480	107,040
Huntington Ingalls Industries, Inc.	331	73,316
IDEX Corporation	517	103,322
Illinois ToolWorks, Inc.	606	109,474
Ingersoll-Rand, Inc.	2,261	97,811
ITT, Inc.	108	7,057
J.B. Hunt Transport Services, Inc.	226	35,351
Jacobs Solutions, Inc.	944	102,415
KBR, Inc.	192	8,298
Kirby Corporation*	728	44,241
Knight-Swift Transportation Holdings	1,485	72,661
L3Harris Technologies, Inc.	1,828	379,913
Landstar System, Inc.	266	38,402
Leidos Holdings, Inc.	1,208	105,664
Lennox International, Inc.	173	38,522
ManpowerGroup, Inc.	282	18,243
Masco Corporation	1,466	68,448
MasTec, Inc.*	176	11,176
MDU Resources Group, Inc.	1,489	40,724
Mercury Systems, Inc.*	340	13,804
Middleby Corporation (The)*	190	24,352
MSA Safety, Inc.	65	7,103
Nordson Corporation	339	71,960
Norfolk Southern Corporation	2,027	424,961
Northrop Grumman Corporation	1,121	527,229
Oshkosh Corporation	349	24,531
Otis Worldwide Corporation	2,749	175,386
Owens Corning	521	40,956
PACCAR, Inc.	2,786	233,160
Parker-Hannifin Corporation	676	163,802
Plug Power, Inc.Δ*	1,317	27,670
Quanta Services, Inc.	295	37,580
Raytheon Technologies Corporation	12,559	1,028,080
Regal Beloit Corporation	394	55,302
Republic Services, Inc.	1,880	255,755
Robert Half International, Inc.	181	13,847
Rockwell Automation, Inc.	317	68,190
Rollins, Inc.	432	14,982
Ryder System, Inc.	362	27,327
Schneider National, Inc. Class B	610	12,383
Science Applications International Corporation	391	34,576
Snap-on, Inc.	480	96,648
Southwest Airlines Co.*	5,604	172,827
Stanley Black & Decker, Inc.	1,152	86,642
Stericycle, Inc.*	330	13,896
Sunrun, Inc.*	1,174	32,391
Tetra Tech, Inc.	108	13,881
Textron, Inc.	1,194	69,562
Timken Co. (The)	95	5,609
TransDigm Group, Inc.	165	86,595
TransUnion	107	6,365
Uber Technologies, Inc.*	1,748	46,322
United Airlines Holdings, Inc.*	1,621	52,731
United Parcel Service, Inc. Class B	479	77,378
United Rentals, Inc.*	31	8,374
	Shares	Value
Valmont Industries, Inc.	46	$12,357
Vertiv Holdings Co.	415	4,034
Waste Management, Inc.	666	106,700
Watsco, Inc.	92	23,686
Westinghouse Air Brake Technologies Corporation	1,403	114,134
WillScot Mobile Mini Holdings Corporation*	120	4,840
Woodward, Inc.	253	20,306
XPO Logistics, Inc.*	281	12,510
Xylem, Inc.	1,037	90,592
		11,297,949
Information Technology — 9.1%
Advanced Micro Devices, Inc.*	2,434	154,218
Affirm Holdings, Inc.Δ*	851	15,965
Akamai Technologies, Inc.*	1,456	116,946
Amdocs, Ltd.	1,492	118,539
Amphenol Corporation Class A	1,783	119,390
Analog Devices, Inc.	3,333	464,420
ANSYS, Inc.*	407	90,232
Arrow Electronics, Inc.*	613	56,512
Automatic Data Processing, Inc.	507	114,678
Avnet, Inc.	1,233	44,536
Bill.com Holdings, Inc.*	694	91,865
Black Knight, Inc.*	1,388	89,845
Block, Inc.*	3,657	201,098
Broadridge Financial Solutions, Inc.	207	29,874
CCC Intelligent Solutions Holdings, Inc.*	1,695	15,425
Ceridian HCM Holding, Inc.*	758	42,357
Ciena Corporation*	691	27,937
Cirrus Logic, Inc.*	220	15,136
Cisco Systems, Inc.	34,178	1,367,120
Citrix Systems, Inc.	753	78,237
Cognizant Technology Solutions Corporation Class A	4,720	271,117
Coherent Corporation*	596	20,771
Concentrix Corporation	396	44,206
Corning, Inc.	6,687	194,057
Dell Technologies, Inc. Class C	2,174	74,286
Dolby Laboratories, Inc. Class A	1,167	76,030
Dropbox, Inc. Class A*	1,330	27,558
DXC Technology Co.*	1,336	32,705
Euronet Worldwide, Inc.*	52	3,940
F5, Inc.*	392	56,734
Fidelity National Information Services, Inc.	5,126	387,372
First Solar, Inc.*	775	102,509
Fiserv, Inc.*	4,466	417,884
Genpact, Ltd.	1,201	52,568
Global Payments, Inc.	2,240	242,032
GLOBALFOUNDRIES, Inc.*	321	15,520
GoDaddy, Inc. Class A*	1,079	76,480
Guidewire Software, Inc.*	719	44,276
Hewlett Packard Enterprise Co.	14,467	173,315
HP, Inc.	6,109	152,236
Informatica, Inc. Class A*	265	5,319
Intel Corporation	32,629	840,849

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
International Business Machines Corporation	2,809	$333,737
IPG Photonics Corporation*	106	8,941
Jabil, Inc.	139	8,022
Juniper Networks, Inc.	2,633	68,774
Keysight Technologies, Inc.*	165	25,964
Kyndryl Holdings, Inc.*	643	5,318
Littelfuse, Inc.	202	40,135
Lumentum Holdings, Inc.*	375	25,714
Manhattan Associates, Inc.*	403	53,611
Marvell Technology, Inc.	5,608	240,639
Microchip Technology, Inc.	331	20,201
Micron Technology, Inc.	6,782	339,778
MKS Instruments, Inc.	178	14,710
Motorola Solutions, Inc.	1,276	285,786
National Instruments Corporation	921	34,759
nCino, Inc.*	211	7,197
NCR Corporation*	772	14,676
NortonLifeLock, Inc.	3,806	76,653
Okta, Inc.*	691	39,297
ON Semiconductor Corporation*	946	58,964
Oracle Corporation	4,316	263,578
Paycor HCM, Inc.*	463	13,686
PayPal Holdings, Inc.*	6,186	532,429
Procore Technologies, Inc.*	95	4,701
Qorvo, Inc.*	625	49,631
Roper Technologies, Inc.	967	347,772
Salesforce, Inc.*	6,011	864,622
Skyworks Solutions, Inc.	1,231	104,967
Snowflake, Inc. Class A*	72	12,237
SS&C Technologies Holdings, Inc.	1,978	94,450
Switch, Inc. Class A	1,113	37,497
TD SYNNEX Corporation	548	44,492
Teledyne Technologies, Inc.*	395	133,301
Teradata Corporation*	272	8,448
Texas Instruments, Inc.	2,657	411,250
Trimble, Inc.*	1,900	103,113
Twilio, Inc. Class A*	628	43,420
Tyler Technologies, Inc.*	82	28,495
Ubiquiti, Inc.Δ	15	4,403
UiPath, Inc. Class A*	2,440	30,768
Unity Software, Inc.Δ*	219	6,977
VeriSign, Inc.*	606	105,262
Viasat, Inc.*	326	9,855
VMware, Inc. Class A	1,015	108,057
Western Digital Corporation*	2,375	77,306
Western Union Co. (The)	4,498	60,723
WEX, Inc.*	99	12,567
Wolfspeed, Inc.*	737	76,176
Zebra Technologies Corporation Class A*	206	53,974
Zoom Video Communications, Inc. Class A*	1,125	82,789
		11,995,916
Materials — 3.5%
Air Products and Chemicals, Inc.	1,858	432,412
Albemarle Corporation	392	103,661
Alcoa Corporation	1,294	43,556
	Shares	Value
AptarGroup, Inc.	791	$75,169
Ashland Global Holdings, Inc.	357	33,904
Avery Dennison Corporation	331	53,854
Axalta Coating Systems, Ltd.*	370	7,792
Ball Corporation	1,517	73,301
Berry Global Group, Inc.*	252	11,726
Celanese Corporation	905	81,758
Chemours Co. (The)	169	4,166
Cleveland-Cliffs, Inc.Δ*	3,198	43,077
Corteva, Inc.	6,123	349,929
Crown Holdings, Inc.Δ	111	8,994
Dow, Inc.	6,893	302,810
DuPont de Nemours, Inc.	3,816	192,326
Eagle Materials, Inc.	91	9,753
Eastman Chemical Co.	1,142	81,139
Ecolab, Inc.	314	45,348
Element Solutions, Inc.	899	14,627
FMC Corporation	830	87,731
Freeport-McMoRan, Inc.	10,667	291,529
Ginkgo Bioworks Holdings, Inc.Δ*	1,878	5,859
Graphic Packaging Holding Co.	445	8,784
Huntsman Corporation	1,831	44,933
International Flavors & Fragrances, Inc.	2,205	200,280
International Paper Co.	4,091	129,685
Martin Marietta Materials, Inc.	475	152,993
Mosaic Co. (The)	2,576	124,498
NewMarket Corporation	72	21,660
Newmont Corporation	6,737	283,156
Nucor Corporation	2,085	223,074
Olin Corporation	1,045	44,810
Packaging Corporation of America	1,086	121,947
PPG Industries, Inc.	910	100,728
Reliance Steel & Aluminum Co.	540	94,181
Royal Gold, Inc.	623	58,450
RPM International, Inc.	1,128	93,974
Scotts Miracle-Gro Co. (The)	70	2,993
Silgan Holdings, Inc.	886	37,247
Sonoco Products Co.	1,474	83,620
Southern Copper Corporation	919	41,208
Steel Dynamics, Inc.	1,434	101,742
United States Steel Corporation	1,233	22,342
Vulcan Materials Co.	802	126,483
Westlake Corporation	385	33,449
Westrock Co.	2,759	85,226
		4,591,884
Real Estate — 4.7%
Alexandria Real Estate Equities, Inc. REIT	1,115	156,312
American Homes 4 Rent Class A REITΔ	2,075	68,081
American Tower Corporation REIT	860	184,642
Americold Realty Trust REIT	2,045	50,307
Apartment Income REIT Corporation	1,306	50,438
AvalonBay Communities, Inc. REIT	1,215	223,791
Boston Properties, Inc. REIT	1,189	89,139
Brixmor Property Group, Inc. REIT	745	13,760
Camden Property Trust REIT	916	109,416

	Shares	Value
CBRE Group, Inc. Class A*	2,647	$178,699
Cousins Properties, Inc. REIT	1,298	30,308
CubeSmart REIT	1,816	72,749
Digital Realty Trust, Inc. REIT	2,358	233,866
Douglas Emmett, Inc. REIT	735	13,178
Duke Realty Corporation REIT	2,973	143,299
EastGroup Properties, Inc. REIT	275	39,693
EPR Properties REIT	259	9,288
Equinix, Inc. REIT	184	104,667
Equity LifeStyle Properties, Inc. REIT	514	32,300
Equity Residential REIT	3,377	227,002
Essex Property Trust, Inc. REIT	581	140,736
Extra Space Storage, Inc. REIT	903	155,957
Federal Realty Investment Trust REIT	395	35,597
First Industrial Realty Trust, Inc. REIT	658	29,485
Healthcare Realty Trust, Inc. REIT	3,831	79,876
Healthpeak Properties, Inc. REIT	5,431	124,478
Highwoods Properties, Inc. REIT	625	16,850
Host Hotels & Resorts, Inc. REIT	4,143	65,791
Howard Hughes Corporation (The)*	84	4,653
Hudson Pacific Properties, Inc. REIT	470	5,146
Invitation Homes, Inc. REIT	4,692	158,449
Iron Mountain, Inc. REIT	203	8,926
Jones Lang LaSalle, Inc.*	637	96,232
Kilroy Realty Corporation REIT	743	31,288
Kimco Realty Corporation REIT	4,049	74,542
Life Storage, Inc. REIT	677	74,984
Medical Properties Trust, Inc. REIT	6,269	74,350
Mid-America Apartment Communities, Inc. REIT	955	148,092
National Retail Properties, Inc. REIT	1,716	68,400
National Storage Affiliates Trust REIT	423	17,588
Omega Healthcare Investors, Inc. REIT	2,753	81,186
Prologis, Inc. REIT	5,825	591,820
Public Storage REIT	396	115,953
Rayonier, Inc. REIT	888	26,613
Realty Income Corporation REIT	6,053	352,285
Regency Centers Corporation REIT	1,495	80,506
Rexford Industrial Realty, Inc. REIT	1,233	64,116
SBA Communications Corporation REIT	606	172,498
Simon Property Group, Inc. REIT	1,131	101,507
Spirit Realty Capital, Inc. REIT	1,499	54,204
STORE Capital Corporation REIT	2,670	83,651
Sun Communities, Inc. REIT	891	120,579
UDR, Inc. REIT	3,059	127,591
Ventas, Inc. REIT	3,176	127,580
Vornado Realty Trust REITΔ	905	20,960
Welltower, Inc. REIT	3,934	253,035
Weyerhaeuser Co. REIT	6,055	172,931
WP Carey, Inc. REIT	2,585	180,433
Zillow Group, Inc. Class A*	576	16,491
Zillow Group, Inc. Class C*	1,218	34,847
		6,221,141
	Shares	Value
Utilities — 5.7%
AES Corporation (The)	4,281	$96,751
Alliant Energy Corporation	1,125	59,614
Ameren Corporation	1,679	135,243
American Electric Power Co., Inc.	3,963	342,601
American Water Works Co., Inc.	1,776	231,164
Atmos Energy Corporation	765	77,915
Avangrid, Inc.	421	17,556
CenterPoint Energy, Inc.	4,585	129,205
CMS Energy CorporationΔ	2,613	152,181
Consolidated Edison, Inc.	3,493	299,560
Constellation Energy Corporation	2,403	199,906
Dominion Energy, Inc.	7,552	521,919
DTE Energy Co.	1,700	195,585
Duke Energy Corporation	6,662	619,699
Edison International	2,536	143,487
Entergy Corporation	1,262	126,995
Essential Utilities, Inc.	2,894	119,754
Evergy, Inc.	1,124	66,766
Eversource Energy	2,049	159,740
Exelon Corporation	6,670	249,858
FirstEnergy Corporation	3,450	127,650
National Fuel Gas Co.	469	28,867
NextEra Energy, Inc.	14,833	1,163,055
NiSource, Inc.	3,384	85,243
NRG Energy, Inc.	1,827	69,919
OGE Energy Corporation	248	9,042
PG&E Corporation*	9,539	119,237
Pinnacle West Capital Corporation	616	39,738
PPL Corporation	4,140	104,949
Public Service Enterprise Group, Inc.	4,061	228,350
Sempra Energy	2,681	401,989
Southern Co. (The)	8,769	596,292
UGI Corporation	1,214	39,249
Vistra CorporationΔ	2,406	50,526
WEC Energy Group, Inc.	3,437	307,371
Xcel Energy, Inc.	3,973	254,272
		7,571,248
Total Common Stocks (Cost $132,853,511)		120,476,722
FOREIGN COMMON STOCKS — 4.8%
Canada — 0.1%
Brookfield Renewable Corporation Class A	1,679	54,870
SSR Mining, Inc.	1,640	24,124
		78,994
Curacao — 0.3%
Schlumberger NV	10,711	384,525
Ireland — 2.7%
Aon PLC Class A	51	13,661
Eaton Corporation PLC	3,280	437,421
Horizon Therapeutics PLC*	1,340	82,933
Jazz Pharmaceuticals PLC*	3,584	477,711
Johnson Controls International PLC	5,099	250,973

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Linde PLC	3,282	$884,794
Medtronic PLC	11,082	894,872
nVent Electric PLC	1,046	33,064
Pentair PLC	1,088	44,205
STERIS PLC	663	110,244
Trane Technologies PLC	673	97,457
Willis Towers Watson PLC	897	180,243
		3,507,578
Jersey — 0.2%
Amcor PLC	15,748	168,976
Aptiv PLC	1,270	99,327
Clarivate PLC*	2,929	27,503
Janus Henderson Group PLC	927	18,827
		314,633
Netherlands — 0.3%
LyondellBasell Industries NV Class A	2,645	199,115
QIAGEN NV*	6,096	251,643
		450,758
Switzerland — 0.6%
Chubb, Ltd.	3,811	693,145
Garmin, Ltd.	1,113	89,385
		782,530
United Kingdom — 0.6%
Nielsen Holdings PLC	2,340	64,865
	Shares	Value
Royalty Pharma PLC Class A	18,296	$735,133
Sensata Technologies Holding PLC	466	17,373
		817,371
Total Foreign Common Stocks (Cost $6,806,410)		6,336,389
MUTUAL FUNDS — 0.2%
iShares Russell 1000 Value ETF (Cost $337,405)	2,300	312,777
MONEY MARKET FUNDS — 3.8%
GuideStone Money Market Fund, 2.76% (Institutional Class)Ø∞	4,617,302	4,617,302
Northern Institutional Liquid Assets Portfolio (Shares), 2.97%Ø§	395,080	395,080
Total Money Market Funds (Cost $5,012,382)		5,012,382
TOTAL INVESTMENTS — 100.0% (Cost $145,009,708)		132,138,270
Liabilities in Excess of Other Assets — (0.0)%		(17,156)
NET ASSETS — 100.0%		$132,121,114

Futures Contracts outstanding at September 30, 2022:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	12/2022	24	$4,321,800	$(519,360)
S&P 500® Micro E-Mini	12/2022	16	288,120	(19,466)
Total Futures Contracts outstanding at September 30, 2022			$4,609,920	$(538,826)
Value Equity Index Fund launched on August 31, 2022. Because of this, the Fund does not have a valuation hierarchy table as of June 30, 2022.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 82.3%
Communication Services — 5.7%
Altice U.S.A., Inc. Class A*	502,804	$2,931,347
AT&T, Inc.	74,973	1,150,086
Comcast Corporation Class A	347,595	10,194,961
Electronic Arts, Inc.	45,708	5,288,873
Fox Corporation Class A	67,819	2,080,687
Meta Platforms, Inc. Class A*	7,106	964,142
Paramount Global Class BΔ	63,759	1,213,972
T-Mobile US, Inc.*	48,169	6,462,835
Verizon Communications, Inc.	353,605	13,426,382
Walt Disney Co. (The)*	45,704	4,311,258
Warner Bros Discovery, Inc.*	113,786	1,308,539
		49,333,082
Consumer Discretionary — 6.7%
Advance Auto Parts, Inc.Δ	64,684	10,112,696
Aramark	198,979	6,208,145
Darden Restaurants, Inc.	22,732	2,871,506
Dick's Sporting Goods, Inc.Δ	17,256	1,805,668
Dollar General Corporation	47,245	11,332,186
Lennar Corporation Class A	51,231	3,819,271
Lithia Motors, Inc.Δ	18,248	3,915,108
Lowe’s Cos., Inc.	27,475	5,160,080
Ralph Lauren CorporationΔ	31,560	2,680,391
Starbucks Corporation	53,863	4,538,496
Target Corporation	38,633	5,732,751
		58,176,298
Consumer Staples — 5.0%
Church & Dwight Co., Inc.	23,187	1,656,479
Colgate-Palmolive Co.	35,152	2,469,428
Conagra Brands, Inc.	265,002	8,647,015
Keurig Dr. Pepper, Inc.	47,472	1,700,447
Kimberly-Clark Corporation	82,766	9,314,486
Lamb Weston Holdings, Inc.	32,945	2,549,284
Mondelez International, Inc. Class A	82,565	4,527,039
PepsiCo, Inc.	37,873	6,183,146
Walmart, Inc.	43,370	5,625,089
		42,672,413
Energy — 6.5%
Baker Hughes Co.	111,335	2,333,582
Chevron Corporation	42,517	6,108,417
Exxon Mobil Corporation	151,792	13,252,959
Halliburton Co.	102,784	2,530,542
Hess Corporation	117,423	12,797,933
Phillips 66	139,187	11,235,175
Pioneer Natural Resources Co.	20,911	4,527,859
Valero Energy Corporation	33,067	3,533,209
		56,319,676
Financials — 18.0%
Aflac, Inc.	59,375	3,336,875
Allstate Corporation (The)	166,297	20,708,965
American Express Co.	29,305	3,953,538
American International Group, Inc.	161,174	7,652,542
Ameriprise Financial, Inc.	11,528	2,904,480
Apollo Global Management, Inc.	30,154	1,402,161
	Shares	Value
Bank of New York Mellon Corporation (The)	219,131	$8,440,926
Berkshire Hathaway, Inc. Class B*	62,319	16,640,419
BlackRock, Inc.	16,355	8,999,829
Cincinnati Financial Corporation	29,874	2,675,814
Citigroup, Inc.	22,480	936,742
Intercontinental Exchange, Inc.	32,378	2,925,352
JPMorgan Chase & Co.	129,050	13,485,725
M&T Bank Corporation	52,756	9,301,938
Marsh & McLennan Cos., Inc.	21,752	3,247,356
MetLife, Inc.	59,091	3,591,551
Morgan Stanley	29,216	2,308,356
Northern Trust Corporation	62,260	5,326,966
Progressive Corporation (The)	50,667	5,888,012
Reinsurance Group of America, Inc.	68,435	8,609,807
Signature Bank	10,974	1,657,074
Truist Financial Corporation	141,534	6,162,390
U.S. Bancorp	68,379	2,757,041
Wells Fargo & Co.	300,266	12,076,699
		154,990,558
Health Care — 9.9%
Amgen, Inc.	8,660	1,951,964
Becton, Dickinson and Co.Δ	15,729	3,504,893
Centene Corporation*	64,155	4,991,901
CVS Health Corporation	99,105	9,451,644
Elevance Health, Inc.	25,944	11,784,803
Gilead Sciences, Inc.	38,347	2,365,626
Henry Schein, Inc.*	76,134	5,007,333
Humana, Inc.	18,665	9,056,071
McKesson Corporation	14,960	5,084,455
Molina Healthcare, Inc.*	15,493	5,110,211
Quest Diagnostics, Inc.	43,433	5,328,795
UnitedHealth Group, Inc.	17,038	8,604,871
Zimmer Biomet Holdings, Inc.	129,372	13,525,843
		85,768,410
Industrials — 8.6%
AECOM	55,368	3,785,510
Deere & Co.	32,569	10,874,463
Emerson Electric Co.	69,282	5,072,828
Fastenal Co.	75,347	3,468,976
General Electric Co.	36,891	2,283,922
J.B. Hunt Transport Services, Inc.	72,340	11,315,423
Norfolk Southern Corporation	18,915	3,965,530
Raytheon Technologies Corporation	126,624	10,365,441
Southwest Airlines Co.*	112,915	3,482,299
Stanley Black & Decker, Inc.Δ	44,680	3,360,383
Textron, Inc.	49,993	2,912,592
United Parcel Service, Inc. Class B	50,704	8,190,724
Vertiv Holdings Co.	480,806	4,673,434
		73,751,525
Information Technology — 10.2%
Apple, Inc.	55,345	7,648,679
Broadcom, Inc.	22,618	10,042,618
Cisco Systems, Inc.	258,698	10,347,920
Cognizant Technology Solutions Corporation Class A	88,393	5,077,294

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Corning, Inc.	44,017	$1,277,373
F5, Inc.*	40,727	5,894,419
Fidelity National Information Services, Inc.	154,534	11,678,134
Fiserv, Inc.*	32,458	3,037,095
International Business Machines Corporation	29,250	3,475,193
Juniper Networks, Inc.	81,211	2,121,231
Microsoft Corporation	17,836	4,154,005
ON Semiconductor Corporation*	63,882	3,981,765
Oracle Corporation	48,086	2,936,612
Paychex, Inc.	38,161	4,282,046
QUALCOMM, Inc.	24,188	2,732,760
Texas Instruments, Inc.	61,697	9,549,462
		88,236,606
Materials — 5.7%
Air Products and Chemicals, Inc.	69,184	16,101,192
Axalta Coating Systems, Ltd.*	232,940	4,905,716
Corteva, Inc.	79,088	4,519,879
DuPont de Nemours, Inc.	108,330	5,459,832
Freeport-McMoRan, Inc.	65,999	1,803,753
International Flavors & Fragrances, Inc.	90,209	8,193,684
Packaging Corporation of America	42,905	4,817,802
Sonoco Products Co.	60,230	3,416,848
		49,218,706
Real Estate — 1.9%
Crown Castle International Corporation REIT	33,444	4,834,330
Jones Lang LaSalle, Inc.*	11,254	1,700,142
Public Storage REIT	20,859	6,107,724
Simon Property Group, Inc. REIT	8,442	757,669
STORE Capital Corporation REIT	58,291	1,826,257
Weyerhaeuser Co. REIT	48,373	1,381,533
		16,607,655
Utilities — 4.1%
AES Corporation (The)Δ	135,710	3,067,046
Atmos Energy Corporation	84,488	8,605,103
Dominion Energy, Inc.	67,211	4,644,952
Duke Energy Corporation	59,510	5,535,620
Edison International	84,366	4,773,428
Pinnacle West Capital Corporation	139,625	9,007,209
		35,633,358
Total Common Stocks (Cost $714,558,196)		710,708,287
FOREIGN COMMON STOCKS — 11.9%
France — 1.5%
Sodexo SA	49,553	3,721,449
TotalEnergies SE ADR	202,408	9,416,020
		13,137,469
Germany — 0.4%
Siemens AG	32,724	3,198,538
Ireland — 5.3%
Johnson Controls International PLC	69,216	3,406,811
Medtronic PLC	325,617	26,293,573
	Shares	Value
nVent Electric PLC	129,049	$4,079,239
STERIS PLCΔ	11,765	1,956,284
Willis Towers Watson PLC	52,188	10,486,657
		46,222,564
Japan — 0.3%
Nintendo Co., Ltd. ADRΔ	54,150	2,760,026
Jersey — 0.6%
Aptiv PLC*	69,307	5,420,501
Singapore — 0.3%
Flex, Ltd.*	136,488	2,273,890
Switzerland — 2.1%
Nestle SA ADR	35,338	3,802,722
Novartis AG	34,311	2,615,768
Roche Holding AG	23,992	7,810,182
TE Connectivity, Ltd.	33,512	3,698,384
		17,927,056
United Kingdom — 1.4%
Unilever PLC ADRΔ	278,181	12,195,455
Total Foreign Common Stocks (Cost $119,722,589)		103,135,499
MUTUAL FUNDS — 0.7%
iShares Russell 1000 Value ETF (Cost $6,880,611)	42,656	5,800,789
MONEY MARKET FUNDS — 5.5%
GuideStone Money Market Fund, 2.76% (Institutional Class)Ø∞	45,830,840	45,830,840
Northern Institutional Liquid Assets Portfolio (Shares), 2.97%Ø§	1,988,754	1,988,754
Northern Institutional U.S. Government Portfolio (Shares), 2.31%Ø	86,918	86,918
Total Money Market Funds (Cost $47,906,512)		47,906,512
TOTAL INVESTMENTS — 100.4% (Cost $889,067,908)		867,551,087
Liabilities in Excess of Other Assets — (0.4)%		(3,824,693)
NET ASSETS — 100.0%		$863,726,394

Futures Contracts outstanding at September 30, 2022:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	12/2022	26	$4,681,950	$(138,754)
Forward Foreign Currency Contracts outstanding at September 30, 2022:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/30/22	U.S. Dollars	12,639,880	British Pounds	11,185,982	BOA	$131,388
12/30/22	U.S. Dollars	11,371,928	Swiss Francs	11,059,466	MSCS	50,493
12/30/22	British Pounds	299,208	U.S. Dollars	320,018	BOA	14,565
12/30/22	Euro	438,508	U.S. Dollars	424,333	JPM	8,763
12/30/22	Swiss Francs	644,499	U.S. Dollars	654,698	MSCS	5,066
Subtotal Appreciation						$210,275
12/30/22	Swiss Francs	350,883	U.S. Dollars	362,231	MSCS	$(3,037)
12/30/22	U.S. Dollars	16,216,937	Euro	16,504,828	JPM	(84,159)
Subtotal Depreciation						$(87,196)
Total Forward Foreign Currency Contracts outstanding at September 30, 2022						$123,079
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2022, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

GROWTH EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 94.0%
Communication Services — 7.3%
Alphabet, Inc. Class A*	38,905	$3,721,263
Alphabet, Inc. Class C*	35,572	3,420,248
Cable One, Inc.	25	21,326
Charter Communications, Inc. Class A*	854	259,061
Electronic Arts, Inc.	177	20,481
Liberty Broadband Corporation*	444	32,767
Liberty Broadband Corporation Class A*	68	5,073
Liberty Media Corporation Class AΔ*	185	7,043
Liberty Media Corporation-Liberty Formula One*	206	12,051
Liberty Media Corporation-Liberty Formula One Class A*	127	6,670
Liberty Media Corporation-Liberty SiriusXM Class C*	329	12,407
Live Nation Entertainment, Inc.*	551	41,898
Match Group, Inc.*	1,787	85,329
Meta Platforms, Inc. Class A*	3,599	488,312
Netflix, Inc.*	1,436	338,092
Nexstar Media Group, Inc. Class A	97	16,184
Pinterest, Inc. Class A*	674	15,704
Playtika Holding Corporation*	453	4,254
ROBLOX Corporation Class A*	3,194	114,473
Roku, Inc.*	157	8,855
Spotify Technology SA*	927	80,000
Take-Two Interactive Software, Inc.*	970	105,730
Trade Desk, Inc. (The) Class A*	3,205	191,499
Twitter, Inc.*	5,047	221,261
Walt Disney Co. (The)*	907	85,557
Warner Bros Discovery, Inc.*	12,684	145,866
World Wrestling Entertainment, Inc. Class A	371	26,033
ZoomInfo Technologies, Inc.*	1,952	81,320
		9,568,757
Consumer Discretionary — 16.3%
Advance Auto Parts, Inc.	76	11,882
Airbnb, Inc. Class A*	2,717	285,394
Amazon.com, Inc.*	66,034	7,461,842
AutoZone, Inc.*	136	291,302
Best Buy Co., Inc.	526	33,317
Booking Holdings, Inc.*	298	489,677
Bright Horizons Family Solutions, Inc.*	70	4,036
Brunswick Corporation	111	7,265
Burlington Stores, Inc.*	415	46,434
CarMax, Inc.*	86	5,678
Carvana Co.Δ*	664	13,479
Chipotle Mexican Grill, Inc.*	205	308,066
Choice Hotels International, Inc.	278	30,447
D.R. Horton, Inc.	1,358	91,461
Darden Restaurants, Inc.	836	105,604
Deckers Outdoor Corporation*	154	48,142
Dollar General Corporation	1,687	404,644
Dollar Tree, Inc.*	509	69,275
Domino’s Pizza, Inc.	200	62,040
	Shares	Value
DoorDash, Inc. Class A*	1,579	$78,082
eBay, Inc.	700	25,767
Etsy, Inc.*	913	91,419
Expedia Group, Inc.*	1,074	100,623
Five Below, Inc.*	333	45,844
Floor & Decor Holdings, Inc. Class A*	654	45,950
Genuine Parts Co.	339	50,619
H&R Block, Inc.	1,223	52,026
Hilton Worldwide Holdings, Inc.	1,506	181,654
Home Depot, Inc. (The)	4,520	1,247,249
Leslie's, Inc.Δ*	340	5,001
Lowe’s Cos., Inc.	4,329	813,029
Lucid Group, Inc.Δ*	3,337	46,618
Lululemon Athletica, Inc.*	811	226,723
Marriott International, Inc. Class A	2,095	293,593
Mattel, Inc.*	1,202	22,766
McDonald’s Corporation	1,468	338,726
NIKE, Inc. Class B	9,171	762,294
Nordstrom, Inc.Δ	316	5,287
NVR, Inc.*	15	59,806
O’Reilly Automotive, Inc.*	205	144,187
Planet Fitness, Inc. Class A*	450	25,947
Polaris, Inc.	334	31,947
Pool Corporation	277	88,144
PulteGroup, Inc.	905	33,937
RH*	18	4,429
Ross Stores, Inc.	1,026	86,461
Starbucks Corporation	3,193	269,042
Tapestry, Inc.	375	10,661
Target Corporation	1,856	275,412
Tesla, Inc.*	18,858	5,002,084
TJX Cos., Inc. (The)	8,776	545,165
Toll Brothers, Inc.	457	19,194
TopBuild Corporation*	183	30,155
Tractor Supply Co.	849	157,812
Travel + Leisure Co.	386	13,170
Ulta Beauty, Inc.*	371	148,841
Vail Resorts, Inc.	309	66,633
Victoria's Secret & Co.*	263	7,659
Wayfair, Inc. Class A*	267	8,691
Wendy's Co. (The)	1,644	30,726
Williams-Sonoma, Inc.	391	46,079
Wyndham Hotels & Resorts, Inc.	565	34,663
YETI Holdings, Inc.*	280	7,986
Yum! Brands, Inc.	370	39,346
		21,391,432
Consumer Staples — 5.6%
BJ's Wholesale Club Holdings, Inc.*	617	44,924
Church & Dwight Co., Inc.	837	59,795
Clorox Co. (The)	769	98,732
Coca-Cola Co. (The)	22,910	1,283,418
Colgate-Palmolive Co.	4,051	284,583
Costco Wholesale Corporation	3,312	1,564,158
Estee Lauder Cos., Inc. (The) Class A	1,655	357,314
Grocery Outlet Holding Corporation*	121	4,028

	Shares	Value
Hershey Co. (The)	1,031	$227,305
Kellogg Co.	1,495	104,142
Kimberly-Clark Corporation	1,801	202,685
Lamb Weston Holdings, Inc.	1,075	83,183
Monster Beverage Corporation*	2,423	210,704
Olaplex Holdings, Inc.*	545	5,205
PepsiCo, Inc.	9,104	1,486,319
Performance Food Group Co.*	277	11,897
Procter & Gamble Co. (The)	7,950	1,003,687
Sysco Corporation	3,901	275,840
		7,307,919
Energy — 1.5%
Antero Resources Corporation*	1,382	42,192
Cheniere Energy, Inc.	1,071	177,690
Continental Resources, Inc.	167	11,157
Coterra Energy, Inc.	1,139	29,751
Devon Energy Corporation	2,522	151,648
Diamondback Energy, Inc.	763	91,911
Enviva, Inc.	195	11,712
EOG Resources, Inc.	3,201	357,648
Halliburton Co.	3,298	81,197
Hess Corporation	1,591	173,403
New Fortress Energy, Inc.	351	15,342
Occidental Petroleum Corporation	5,047	310,138
ONEOK, Inc.	602	30,846
Ovintiv, Inc.	1,274	58,604
PDC Energy, Inc.	302	17,453
Pioneer Natural Resources Co.	1,022	221,294
Range Resources Corporation	1,147	28,973
Targa Resources Corporation	1,566	94,492
Texas Pacific Land Corporation	37	65,758
		1,971,209
Financials — 2.7%
Alleghany Corporation*	29	24,342
American Express Co.	376	50,726
Ameriprise Financial, Inc.	542	136,557
Apollo Global Management, Inc.	2,667	124,015
Arch Capital Group, Ltd.*	1,044	47,544
Ares Management Corporation Class A	1,231	76,260
Arthur J. Gallagher & Co.	277	47,428
Assurant, Inc.	70	10,169
Blackstone, Inc.	5,295	443,191
Blue Owl Capital, Inc.	2,703	24,949
Brown & Brown, Inc.	163	9,858
Charles Schwab Corporation (The)	6,348	456,231
Erie Indemnity Co. Class A	168	37,348
Everest Re Group, Ltd.	145	38,054
FactSet Research Systems, Inc.	300	120,033
First Citizens BancShares, Inc. Class A	24	19,138
Lincoln National Corporation	267	11,724
LPL Financial Holdings, Inc.	610	133,273
Markel Corporation*	22	23,853
MarketAxess Holdings, Inc.	253	56,290
Marsh & McLennan Cos., Inc.	3,473	518,484
Moody’s Corporation	1,137	276,416
	Shares	Value
Morningstar, Inc.	147	$31,211
MSCI, Inc.	427	180,104
Progressive Corporation (The)	3,930	456,705
Raymond James Financial, Inc.	191	18,875
RenaissanceRe Holdings, Ltd.	163	22,884
Ryan Specialty Holdings, Inc.*	638	25,916
SVB Financial Group*	255	85,624
Tradeweb Markets, Inc. Class A	511	28,831
UWM Holdings CorporationΔ	2,580	7,559
Western Alliance Bancorp	519	34,119
		3,577,711
Health Care — 11.2%
10X Genomics, Inc. Class A*	604	17,202
Abbott Laboratories	1,949	188,585
ABIOMED, Inc.*	302	74,189
Agilent Technologies, Inc.	2,403	292,085
agilon health, Inc.*	1,208	28,291
Align Technology, Inc.*	388	80,359
Alnylam Pharmaceuticals, Inc.*	1,189	237,990
AmerisourceBergen Corporation	1,212	164,020
Amgen, Inc.	4,460	1,005,284
Avantor, Inc.*	5,003	98,059
Baxter International, Inc.	756	40,718
Bruker Corporation	1,212	64,309
Catalent, Inc.*	1,111	80,392
Certara, Inc.*	504	6,693
Change Healthcare, Inc.*	1,263	34,720
Charles River Laboratories International, Inc.*	406	79,901
Chemed Corporation	45	19,645
Cigna Corporation	481	133,463
Danaher Corporation	644	166,339
DaVita, Inc.*	415	34,350
DexCom, Inc.*	2,856	230,022
Doximity, Inc. Class AΔ*	274	8,280
Edwards Lifesciences Corporation*	4,554	376,297
Elevance Health, Inc.	594	269,819
Eli Lilly and Co.	5,610	1,813,993
Exact Sciences Corporation*	1,672	54,323
Exelixis, Inc.*	6,853	107,455
Guardant Health, Inc.*	634	34,128
HCA Healthcare, Inc.	120	22,055
Humana, Inc.	692	335,751
IDEXX Laboratories, Inc.*	587	191,245
Incyte Corporation*	3,358	223,777
Insulet Corporation*	506	116,076
Intuitive Surgical, Inc.*	2,418	453,230
Ionis Pharmaceuticals, Inc.*	2,727	120,615
IQVIA Holdings, Inc.*	1,647	298,338
Maravai LifeSciences Holdings, Inc. Class A*	994	25,377
Masimo Corporation*	242	34,161
McKesson Corporation	271	92,105
Mettler-Toledo International, Inc.*	201	217,908
Moderna, Inc.*	381	45,053
Molina Healthcare, Inc.*	338	111,486
Natera, Inc.*	1,411	61,830

GROWTH EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Neurocrine Biosciences, Inc.*	1,748	$185,655
Novavax, Inc.*	884	16,089
Penumbra, Inc.*	210	39,816
Regeneron Pharmaceuticals, Inc.*	357	245,927
Repligen Corporation*	334	62,495
ResMed, Inc.	1,074	234,454
Sarepta Therapeutics, Inc.*	1,303	144,034
Seagen, Inc.*	1,523	208,392
Sotera Health Co.*	1,375	9,378
Stryker Corporation	1,455	294,696
Syneos Health, Inc.*	456	21,500
Tandem Diabetes Care, Inc.*	305	14,594
Ultragenyx Pharmaceutical, Inc.*	1,349	55,862
UnitedHealth Group, Inc.	6,405	3,234,781
Veeva Systems, Inc. Class A*	1,075	177,246
Vertex Pharmaceuticals, Inc.*	2,380	689,105
Waters Corporation*	536	144,468
West Pharmaceutical Services, Inc.	681	167,580
Zoetis, Inc.	4,685	694,739
		14,730,729
Industrials — 6.7%
A.O. Smith Corporation	234	11,368
Advanced Drainage Systems, Inc.	436	54,225
AECOM	102	6,974
Allison Transmission Holdings, Inc.	601	20,290
Armstrong World Industries, Inc.	72	5,705
Axon Enterprise, Inc.*	306	35,420
Boeing Co. (The)*	1,200	145,296
Booz Allen Hamilton Holding Corporation	1,084	100,107
BWX Technologies, Inc.	226	11,384
C.H. Robinson Worldwide, Inc.	247	23,789
Carlisle Cos., Inc.	356	99,826
Caterpillar, Inc.	3,492	572,967
ChargePoint Holdings, Inc.Δ*	917	13,535
Cintas Corporation	606	235,243
Copart, Inc.*	1,360	144,704
CoStar Group, Inc.*	286	19,920
CSX Corporation	4,223	112,501
Deere & Co.	2,090	697,830
Delta Air Lines, Inc.*	5,471	153,516
Donaldson Co., Inc.	105	5,146
Emerson Electric Co.	1,375	100,677
Equifax, Inc.	432	74,058
Expeditors International of Washington, Inc.	167	14,748
Fastenal Co.	4,307	198,294
Fortune Brands Home & Security, Inc.	207	11,114
FTI Consulting, Inc.*	121	20,051
Generac Holdings, Inc.*	415	73,928
General Electric Co.	199	12,320
Graco, Inc.	779	46,701
HEICO CorporationΔ	260	37,435
HEICO Corporation Class A	496	56,852
Honeywell International, Inc.	1,504	251,123
Huntington Ingalls Industries, Inc.	91	20,157
IAA, Inc.*	532	16,944
	Shares	Value
IDEX Corporation	126	$25,181
Illinois ToolWorks, Inc.	2,215	400,140
J.B. Hunt Transport Services, Inc.	507	79,305
KBR, Inc.	723	31,248
Landstar System, Inc.	146	21,078
Lincoln Electric Holdings, Inc.	469	58,963
Lockheed Martin Corporation	1,832	707,683
Lyft, Inc. Class A*	1,304	17,174
Masco Corporation	169	7,891
Nordson Corporation	98	20,802
Northrop Grumman Corporation	158	74,311
Old Dominion Freight Line, Inc.	708	176,129
Otis Worldwide Corporation	410	26,158
Parker-Hannifin Corporation	253	61,304
Plug Power, Inc.*	1,679	35,276
Quanta Services, Inc.	583	74,268
Republic Services, Inc.	232	31,561
Robert Half International, Inc.	652	49,878
Rockwell Automation, Inc.	540	116,159
Rollins, Inc.	1,407	48,795
SiteOne Landscape Supply, Inc.*	59	6,144
Spirit AeroSystems Holdings, Inc. Class A	432	9,469
Tetra Tech, Inc.	83	10,668
Toro Co. (The)	733	63,390
TransDigm Group, Inc.	135	70,851
TransUnion	956	56,872
Trex Co., Inc.*	643	28,253
Uber Technologies, Inc.*	11,967	317,125
Union Pacific Corporation	4,756	926,564
United Parcel Service, Inc. Class B	4,908	792,838
United Rentals, Inc.*	183	49,432
Valmont Industries, Inc.	28	7,521
Verisk Analytics, Inc.	1,178	200,884
W.W. Grainger, Inc.	345	168,771
Waste Management, Inc.	3,012	482,553
Watsco, Inc.	132	33,985
WESCO International, Inc.*	114	13,609
WillScot Mobile Mini Holdings Corporation*	972	39,201
Xylem, Inc.	111	9,697
		8,755,279
Information Technology — 39.9%
Adobe, Inc.*	3,512	966,502
Advanced Micro Devices, Inc.*	9,388	594,824
Alteryx, Inc. Class A*	387	21,610
Amphenol Corporation Class A	3,426	229,405
Analog Devices, Inc.	897	124,988
ANSYS, Inc.*	330	73,161
Apple, Inc.	113,695	15,712,649
Applied Materials, Inc.	6,458	529,104
AppLovin Corporation Class AΔ*	1,472	28,689
Arista Networks, Inc.*	1,931	217,991
Aspen Technology, Inc.*	244	58,121
Autodesk, Inc.*	1,617	302,056
Automatic Data Processing, Inc.	2,923	661,153
Avalara, Inc.*	606	55,631

	Shares	Value
Bentley Systems, Inc. Class B	1,263	$38,635
Black Knight, Inc.*	170	11,004
Broadcom, Inc.	3,011	1,336,914
Broadridge Financial Solutions, Inc.	834	120,363
Cadence Design Systems, Inc.*	2,057	336,176
CCC Intelligent Solutions Holdings, Inc.*	520	4,732
CDW Corporation	1,000	156,080
Ceridian HCM Holding, Inc.*	103	5,756
Citrix Systems, Inc.	552	57,353
Cloudflare, Inc. Class A*	2,001	110,675
Cognex Corporation	1,000	41,450
Confluent, Inc. Class A*	791	18,802
Corning, Inc.	731	21,214
Coupa Software, Inc.*	184	10,819
Crowdstrike Holdings, Inc. Class A*	1,549	255,291
Datadog, Inc. Class A*	1,905	169,126
Dell Technologies, Inc. Class C	415	14,181
DocuSign, Inc.*	1,337	71,489
DoubleVerify Holdings, Inc.*	270	7,385
Dropbox, Inc. Class A*	1,845	38,228
Dynatrace, Inc.*	1,419	49,395
Enphase Energy, Inc.*	969	268,868
Entegris, Inc.	1,011	83,933
EPAM Systems, Inc.*	399	144,514
Euronet Worldwide, Inc.*	182	13,788
Fair Isaac Corporation*	195	80,342
Fiserv, Inc.*	455	42,574
Five9, Inc.*	486	36,440
FleetCor Technologies, Inc.*	536	94,427
Fortinet, Inc.*	4,849	238,231
Gartner, Inc.*	554	153,286
Genpact, Ltd.	801	35,060
GLOBALFOUNDRIES, Inc.*	100	4,835
Globant SA*	261	48,828
GoDaddy, Inc. Class A*	153	10,845
HP, Inc.	4,029	100,403
HubSpot, Inc.Δ*	321	86,709
International Business Machines Corporation	4,664	554,130
Intuit, Inc.	2,055	795,943
Jabil, Inc.	733	42,301
Jack Henry & Associates, Inc.	588	107,175
Jamf Holding Corporation*	199	4,410
Keysight Technologies, Inc.*	1,145	180,177
KLA Corporation	1,101	333,196
Lam Research Corporation	1,015	371,490
Lattice Semiconductor Corporation*	739	36,366
Manhattan Associates, Inc.*	265	35,253
Mastercard, Inc. Class A	6,394	1,818,070
Microchip Technology, Inc.	3,384	206,526
Micron Technology, Inc.	1,508	75,551
Microsoft Corporation	55,669	12,965,310
MongoDB, Inc.*	450	89,352
Monolithic Power Systems, Inc.	319	115,925
National Instruments Corporation	148	5,586
NetApp, Inc.	1,770	109,474
New Relic, Inc.*	350	20,083
	Shares	Value
NortonLifeLock, Inc.	1,826	$36,776
Nutanix, Inc. Class A*	357	7,436
NVIDIA Corporation	17,830	2,164,384
Okta, Inc.*	52	2,957
ON Semiconductor Corporation*	1,973	122,977
Oracle Corporation	7,948	485,384
Palantir Technologies, Inc. Class A*	12,561	102,121
Palo Alto Networks, Inc.*	2,178	356,735
Paychex, Inc.	2,520	282,769
Paycom Software, Inc.*	371	122,426
Paylocity Holding Corporation*	293	70,783
PayPal Holdings, Inc.*	2,549	219,392
Pegasystems, Inc.	132	4,242
Procore Technologies, Inc.*	285	14,102
PTC, Inc.*	805	84,203
Pure Storage, Inc. Class A*	2,110	57,751
QUALCOMM, Inc.	8,360	944,513
RingCentral, Inc. Class A*	475	18,981
Salesforce, Inc.*	1,558	224,103
SentinelOne, Inc. Class A*	703	17,969
ServiceNow, Inc.*	1,484	560,373
Shift4 Payments, Inc. Class A*	282	12,580
Smartsheet, Inc. Class A*	711	24,430
Snowflake, Inc. Class A*	1,337	227,237
Splunk, Inc.*	1,177	88,510
Switch, Inc. Class A	857	28,872
Synopsys, Inc.*	1,147	350,420
Teradata Corporation*	256	7,951
Teradyne, Inc.Δ	942	70,791
Texas Instruments, Inc.	4,811	744,647
Toast, Inc. Class A*	1,378	23,040
Twilio, Inc. Class A*	353	24,406
Tyler Technologies, Inc.*	269	93,477
Ubiquiti, Inc.Δ	16	4,697
Unity Software, Inc.Δ*	906	28,865
Universal Display Corporation	220	20,757
VeriSign, Inc.*	31	5,385
Visa, Inc. Class AΔ	12,270	2,179,765
VMware, Inc. Class A	810	86,233
Vontier Corporation	219	3,659
Western Union Co. (The)	1,950	26,325
WEX, Inc.*	223	28,308
Workday, Inc. Class A*	1,452	221,023
Zebra Technologies Corporation Class A*	110	28,821
Zendesk, Inc.*	892	67,881
Zoom Video Communications, Inc. Class A*	907	66,746
Zscaler, Inc.*	583	95,828
		52,221,384
Materials — 1.2%
Albemarle Corporation	434	114,767
Avery Dennison Corporation	383	62,314
Ball Corporation	837	40,444
Berry Global Group, Inc.*	348	16,192
CF Industries Holdings, Inc.	1,604	154,385
Chemours Co. (The)	723	17,822

GROWTH EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Crown Holdings, Inc.Δ	666	$53,966
Eagle Materials, Inc.	216	23,151
Ecolab, Inc.	1,609	232,372
FMC Corporation	393	41,540
Graphic Packaging Holding Co.	2,003	39,539
Martin Marietta Materials, Inc.	67	21,580
Mosaic Co. (The)	374	18,075
MP Materials Corporation*	503	13,732
PPG Industries, Inc.	924	102,278
RPM International, Inc.	160	13,330
Scotts Miracle-Gro Co. (The)	70	2,992
Sealed Air Corporation	1,112	49,495
Sherwin-Williams Co. (The)	1,781	364,660
Southern Copper Corporation	638	28,608
Valvoline, Inc.	1,224	31,016
Vulcan Materials Co.	586	92,418
		1,534,676
Real Estate — 1.5%
American Tower Corporation REIT	2,650	568,955
Apartment Income REIT Corporation	225	8,690
Camden Property Trust REIT	67	8,003
CBRE Group, Inc. Class A*	1,214	81,957
Crown Castle International Corporation REIT	3,278	473,835
Equinix, Inc. REIT	489	278,163
Equity LifeStyle Properties, Inc. REIT	686	43,108
Extra Space Storage, Inc. REIT	124	21,416
Iron Mountain, Inc. REIT	1,753	77,079
Lamar Advertising Co. Class A REIT	504	41,575
Public Storage REIT	939	274,949
SBA Communications Corporation REIT	160	45,544
Simon Property Group, Inc. REIT	1,258	112,905
		2,036,179
Utilities — 0.1%
AES Corporation (The)	1,294	29,244
National Fuel Gas Co.	227	13,972
Vistra Corporation	2,400	50,400
		93,616
Total Common Stocks (Cost $136,682,833)		123,188,891
	Shares	Value
FOREIGN COMMON STOCKS — 2.0%
Ireland — 1.7%
Accenture PLC Class A	4,735	$1,218,315
Allegion PLC	471	42,239
Aon PLC Class A	1,482	396,983
Horizon Therapeutics PLC*	3,159	195,511
Linde PLC	848	228,612
Trane Technologies PLC	1,018	147,417
		2,229,077
Israel — 0.0%
Wix.com, Ltd.*	159	12,438
Jersey — 0.1%
Aptiv PLC	335	26,200
Novocure, Ltd.*	681	51,743
		77,943
Netherlands — 0.0%
Elastic NV*	512	36,731
United Kingdom — 0.2%
Atlassian Corporation PLC Class A*	1,008	212,275
Total Foreign Common Stocks (Cost $2,798,482)		2,568,464
MUTUAL FUNDS — 0.3%
iShares Russell 1000 Growth ETFΔ (Cost $486,697)	2,100	441,840
MONEY MARKET FUNDS — 3.5%
GuideStone Money Market Fund, 2.76% (Institutional Class)Ø∞	4,385,655	4,385,655
Northern Institutional Liquid Assets Portfolio (Shares), 2.97%Ø§	201,036	201,036
Total Money Market Funds (Cost $4,586,691)		4,586,691
TOTAL INVESTMENTS — 99.8% (Cost $144,554,703)		130,785,886
Other Assets in Excess of Liabilities — 0.2%		244,052
NET ASSETS — 100.0%		$131,029,938

Futures Contracts outstanding at September 30, 2022:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® Micro E-Mini	12/2022	9	$162,068	$(9,875)
S&P 500® E-Mini	12/2022	23	4,141,725	(521,938)
Total Futures Contracts outstanding at September 30, 2022			$4,303,793	$(531,813)
Growth Equity Index Fund launched on August 31, 2022. Because of this, the Fund does not have a valuation hierarchy table as of June 30, 2022.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 89.1%
Communication Services — 9.6%
Alphabet, Inc. Class A*	394,095	$37,695,187
Alphabet, Inc. Class C*	256,264	24,639,784
Charter Communications, Inc. Class A*	3,845	1,166,381
Live Nation Entertainment, Inc.Δ*	91,117	6,928,537
Match Group, Inc.*	4,612	220,223
Meta Platforms, Inc. Class A*	96,285	13,063,949
Netflix, Inc.*	51,342	12,087,960
Sea, Ltd. ADR*	61,260	3,433,623
Snap, Inc. Class A*	3,039	29,843
Trade Desk, Inc. (The) Class A*	2,547	152,183
Walt Disney Co. (The)*	79,164	7,467,540
Warner Music Group Corporation Class A	85,768	1,990,675
		108,875,885
Consumer Discretionary — 14.5%
Airbnb, Inc. Class A*	19,258	2,022,860
Amazon.com, Inc.*	568,191	64,205,583
AutoZone, Inc.*	4,432	9,493,034
Carvana Co.Δ*	1,573	31,932
Chipotle Mexican Grill, Inc.*	1,645	2,472,040
DoorDash, Inc. Class A*	26,431	1,307,013
Etsy, Inc.*	2,837	284,069
Floor & Decor Holdings, Inc. Class AΔ*	31,914	2,242,277
Lowe’s Cos., Inc.	41,749	7,840,880
Marriott International, Inc. Class A	84,124	11,789,137
MercadoLibre, Inc.*	165	136,584
NIKE, Inc. Class B	95,969	7,976,943
Starbucks Corporation	235,415	19,836,068
Tapestry, Inc.	51,454	1,462,837
Target Corporation	15,098	2,240,392
Tesla, Inc.*	88,295	23,420,249
Wayfair, Inc. Class AΔ*	643	20,930
Yum China Holdings, Inc.	50,491	2,389,739
Yum! Brands, Inc.	42,623	4,532,530
		163,705,097
Consumer Staples — 4.5%
Coca-Cola Co. (The)	161,697	9,058,266
Costco Wholesale Corporation	39,679	18,739,201
Estee Lauder Cos., Inc. (The) Class A	42,444	9,163,660
Monster Beverage Corporation*	157,768	13,719,505
		50,680,632
Energy — 1.1%
ConocoPhillips	69,610	7,123,888
Pioneer Natural Resources Co.	27,293	5,909,753
		13,033,641
Financials — 3.5%
Apollo Global Management, Inc.	211,528	9,836,052
Blackstone, Inc.Δ	52,605	4,403,039
Capital One Financial Corporation	11,570	1,066,407
Charles Schwab Corporation (The)	89,104	6,403,904
FactSet Research Systems, Inc.	15,636	6,256,120
Morgan Stanley	44,208	3,492,874
	Shares	Value
MSCI, Inc.	1,976	$833,457
SEI Investments Co.	92,860	4,554,783
SVB Financial Group*	9,348	3,138,871
		39,985,507
Health Care — 14.2%
10X Genomics, Inc. Class A*	26,572	756,771
ABIOMED, Inc.*	30,443	7,478,627
Align Technology, Inc.*	7,218	1,494,920
Alnylam Pharmaceuticals, Inc.*	4,556	911,929
Amgen, Inc.	19,795	4,461,793
CVS Health Corporation	68,018	6,486,877
DexCom, Inc.*	80,786	6,506,504
Edwards Lifesciences Corporation*	30,289	2,502,780
Eli Lilly and Co.	21,678	7,009,581
Exact Sciences CorporationΔ*	9,336	303,327
HCA Healthcare, Inc.	26,897	4,943,400
Illumina, Inc.*	29,856	5,696,226
Intuitive Surgical, Inc.*	30,934	5,798,269
McKesson Corporation	30,788	10,463,918
Moderna, Inc.*	2,098	248,088
Regeneron Pharmaceuticals, Inc.*	27,825	19,167,808
Sarepta Therapeutics, Inc.*	18,439	2,038,247
Seagen, Inc.*	17,344	2,373,180
Stryker Corporation	51,087	10,347,161
Thermo Fisher Scientific, Inc.	5,275	2,675,427
UnitedHealth Group, Inc.	59,257	29,927,155
Veeva Systems, Inc. Class A*	36,474	6,013,833
Vertex Pharmaceuticals, Inc.*	35,880	10,388,695
Zoetis, Inc.	81,969	12,155,183
		160,149,699
Industrials — 7.0%
Boeing Co. (The)*	102,342	12,391,569
Copart, Inc.*	90,776	9,658,566
CoStar Group, Inc.Δ*	267,997	18,665,991
Deere & Co.	39,714	13,260,108
Equifax, Inc.Δ	41,482	7,111,259
Expeditors International of Washington, Inc.	61,635	5,442,987
Rockwell Automation, Inc.	7,519	1,617,412
Uber Technologies, Inc.*	121,630	3,223,195
United Parcel Service, Inc. Class B	27,537	4,448,327
Verisk Analytics, Inc.	19,450	3,316,809
		79,136,223
Information Technology — 34.2%
Adobe, Inc.*	23,029	6,337,581
Advanced Micro Devices, Inc.*	118,881	7,532,300
Amphenol Corporation Class A	53,042	3,551,692
Apple, Inc.	495,782	68,517,072
Autodesk, Inc.*	59,604	11,134,027
Automatic Data Processing, Inc.	12,208	2,761,327
Block, Inc.*	125,191	6,884,253
Cloudflare, Inc. Class A*	52,863	2,923,852
Cognizant Technology Solutions Corporation Class A	44,506	2,556,425
Datadog, Inc. Class A*	22,365	1,985,565
Enphase Energy, Inc.*	2,787	773,309

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Guidewire Software, Inc.*	68,619	$4,225,558
HubSpot, Inc.Δ*	489	132,089
International Business Machines Corporation	18,332	2,178,025
Intuit, Inc.	45,448	17,602,919
Lam Research Corporation	18,238	6,675,108
Mastercard, Inc. Class A	71,862	20,433,241
Microsoft Corporation	387,268	90,194,717
MongoDB, Inc.*	2,169	430,677
NVIDIA Corporation	139,382	16,919,581
Oracle Corporation	265,842	16,234,971
PayPal Holdings, Inc.*	201,590	17,350,851
QUALCOMM, Inc.	57,212	6,463,812
Salesforce, Inc.*	136,259	19,599,495
ServiceNow, Inc.*	16,497	6,229,432
Snowflake, Inc. Class A*	19,333	3,285,837
Synopsys, Inc.*	14,021	4,283,556
Texas Instruments, Inc.	60,292	9,331,996
Unity Software, Inc.Δ*	86,169	2,745,344
Visa, Inc. Class AΔ	131,752	23,405,743
Workday, Inc. Class A*	25,253	3,844,012
		386,524,367
Materials — 0.5%
Freeport-McMoRan, Inc.	115,610	3,159,621
Sherwin-Williams Co. (The)	9,663	1,978,499
		5,138,120
Total Common Stocks (Cost $1,012,296,706)		1,007,229,171
FOREIGN COMMON STOCKS — 5.2%
Canada — 0.5%
Shopify, Inc. Class AΔ*	209,141	5,634,259
China — 0.4%
Alibaba Group Holding, Ltd. ADR*	51,058	4,084,130
	Shares	Value
Ireland — 2.3%
Accenture PLC Class A	56,959	$14,655,551
Linde PLC	32,861	8,858,997
Trane Technologies PLC	14,602	2,114,515
		25,629,063
Netherlands — 0.1%
ASML Holding NV	4,271	1,773,960
Switzerland — 1.5%
Novartis AG ADRΔ	121,727	9,252,469
Roche Holding AG ADR	179,124	7,276,017
		16,528,486
United Kingdom — 0.4%
Atlassian Corporation PLC Class A*	20,426	4,301,511
Total Foreign Common Stocks (Cost $75,944,190)		57,951,409
MONEY MARKET FUNDS — 5.5%
GuideStone Money Market Fund, 2.76% (Institutional Class)Ø∞	60,778,478	60,778,478
Northern Institutional Liquid Assets Portfolio (Shares), 2.97%Ø§	1,209,097	1,209,097
Northern Institutional U.S. Government Portfolio (Shares), 2.31%Ø	246,681	246,681
Total Money Market Funds (Cost $62,234,256)		62,234,256
TOTAL INVESTMENTS — 99.8% (Cost $1,150,475,152)		1,127,414,836
Other Assets in Excess of Liabilities — 0.2%		2,741,710
NET ASSETS — 100.0%		$1,130,156,546

Futures Contracts outstanding at September 30, 2022:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	12/2022	3	$540,225	$(10,410)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2022, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 93.7%
Communication Services — 1.4%
ATN International, Inc.Δ	17,062	$658,081
Bandwidth, Inc. Class A*	23,935	284,827
comScore, Inc.*	18,160	29,964
Entravision Communications Corporation Class AΔ	238,959	948,667
Integral Ad Science Holding CorporationΔ*	174,800	1,265,552
Loyalty Ventures, Inc.Δ*	817	989
Nexstar Media Group, Inc. Class A	4,025	671,571
Playtika Holding Corporation*	32,969	309,579
Telephone & Data Systems, Inc.Δ	41,180	572,402
Townsquare Media, Inc. Class A*	24,318	176,549
TrueCar, Inc.*	36,881	55,690
United States Cellular CorporationΔ*	8,978	233,697
Yelp, Inc.*	45,364	1,538,293
Ziff Davis, Inc.Δ*	28,207	1,931,616
		8,677,477
Consumer Discretionary — 10.4%
2U, Inc.Δ*	51,301	320,631
Aaron's Co., Inc. (The)Δ	23,909	232,395
Adtalem Global Education, Inc.Δ*	16,860	614,547
American Axle & Manufacturing Holdings, Inc.*	94,214	643,482
American Eagle Outfitters, Inc.Δ	46,280	450,304
American Outdoor Brands, Inc.Δ*	11,917	104,512
American Public Education, Inc.Δ*	11,352	103,757
Beazer Homes U.S.A., Inc.Δ*	37,753	365,071
Bloomin' Brands, Inc.	103,911	1,904,689
Bluegreen Vacations Holding Corporation	4,226	69,813
Boot Barn Holdings, Inc.*	31,100	1,818,106
Brinker International, Inc.Δ*	32,164	803,457
Brunswick Corporation	39,866	2,609,230
Chuy's Holdings, Inc.Δ*	25,712	596,004
Container Store Group, Inc. (The)Δ*	16,662	81,644
Dana, Inc.	89,791	1,026,311
Dave & Buster's Entertainment, Inc.*	35,767	1,109,850
European Wax Center, Inc. Class AΔ	7,800	143,910
Foot Locker, Inc.	35,705	1,111,497
Frontdoor, Inc.*	45,968	937,287
Genesco, Inc.Δ*	12,106	476,008
Goodyear Tire & Rubber Co. (The)*	108,718	1,096,965
GoPro, Inc. Class A*	99,061	488,371
Grand Canyon Education, Inc.*	1,872	153,972
Haverty Furniture Cos., Inc.Δ	10,769	268,148
Helen of Troy, Ltd.Δ*	8,109	782,032
Hibbett, Inc.Δ	14,407	717,613
Hilton Grand Vacations, Inc.*	65,000	2,137,850
Hooker Furnishings Corporation	2,147	28,963
Jack in the Box, Inc.Δ	11,138	824,992
KB Home	54,027	1,400,380
La-Z-Boy, Inc.	39,841	899,211
Leslie's, Inc.Δ*	170,700	2,510,997
Malibu Boats, Inc. Class AΔ*	83,015	3,983,890
MarineMax, Inc.*	45,056	1,342,218
Mohawk Industries, Inc.*	9,167	835,939
	Shares	Value
National Vision Holdings, Inc.Δ*	85,300	$2,785,045
OneWater Marine, Inc. Class AΔ*	41,626	1,253,359
Penske Automotive Group, Inc.Δ	25,362	2,496,382
Perdoceo Education Corporation*	44,169	454,941
Planet Fitness, Inc. Class A*	36,600	2,110,356
Poshmark, Inc. Class A*	8,911	139,635
PowerSchool Holdings, Inc. Class A*	139,000	2,319,910
Quotient Technology, Inc.Δ*	66,812	154,336
Red Robin Gourmet Burgers, Inc.Δ*	51,656	347,645
RH*	3,295	810,801
SeaWorld Entertainment, Inc.*	14,172	644,968
Skyline Champion Corporation*	49,139	2,597,979
Smith & Wesson Brands, Inc.Δ	24,137	250,301
Solo Brands, Inc. Class AΔ*	70,203	266,771
Sonic Automotive, Inc. Class A	14,469	626,508
Steven Madden, Ltd.	78,888	2,103,943
Tapestry, Inc.	97,808	2,780,681
Taylor Morrison Home Corporation Class A*	81,702	1,905,291
Texas Roadhouse, Inc.	31,637	2,760,644
Tilly's, Inc. Class AΔ	19,474	134,760
Topgolf Callaway Brands CorporationΔ*	86,300	1,662,138
Unifi, Inc.Δ*	8,699	82,727
Universal Electronics, Inc.*	5,270	103,661
Vera Bradley, Inc.*	26,186	78,820
Visteon Corporation*	18,100	1,919,686
Vizio Holding Corporation Class AΔ*	31,949	279,234
VOXX International CorporationΔ*	6,049	46,033
Wendy's Co. (The)	52,464	980,552
Wingstop, Inc.Δ	10,100	1,266,742
Xponential Fitness, Inc. Class A*	5,689	103,881
		66,461,776
Consumer Staples — 3.0%
Albertsons Cos., Inc. Class A	6,530	162,336
Andersons, Inc. (The)Δ	13,755	426,818
BJ's Wholesale Club Holdings, Inc.*	66,488	4,840,991
Edgewell Personal Care Co.	105,247	3,936,238
Fresh Del Monte Produce, Inc.	9,544	221,803
Hain Celestial Group, Inc. (The)*	18,617	314,255
Herbalife Nutrition, Ltd.*	41,947	834,326
J&J Snack Foods Corporation	16,245	2,103,240
Nature's Sunshine Products, Inc.Δ*	5,606	46,193
Rite Aid CorporationΔ*	14,564	72,092
Simply Good Foods Co. (The)*	88,900	2,843,911
Sovos Brands, Inc.Δ*	17,619	250,894
SpartanNash Co.Δ	9,907	287,501
Spectrum Brands Holdings, Inc.	58,404	2,279,508
Vita Coco Co., Inc. (The)Δ*	60,000	683,400
		19,303,506
Energy — 3.7%
Cactus, Inc. Class A	53,000	2,036,790
ChampionX Corporation	118,470	2,318,458
CONSOL Energy, Inc.	1,048	67,407
Dorian LPG, Ltd.Δ	10,896	147,859
Earthstone Energy, Inc. Class AΔ*	105,036	1,294,043
Enviva, Inc.Δ	18,206	1,093,452

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Matador Resources Co.Δ	73,100	$3,576,052
NCS Multistage Holdings, Inc.*	1,271	27,644
Patterson-UTI Energy, Inc.Δ	214,223	2,502,125
PBF Energy, Inc. Class AΔ*	20,239	711,603
PDC Energy, Inc.	57,818	3,341,302
Plains GP Holdings LP Class A*	21,560	235,220
ProPetro Holding CorporationΔ*	68,254	549,445
REX American Resources Corporation*	8,329	232,546
SM Energy Co.	40,500	1,523,205
Southwestern Energy Co.*	332,321	2,033,804
Teekay Tankers, Ltd. Class A*	20,007	550,993
U.S. Silica Holdings, Inc.*	5,389	59,010
W&T Offshore, Inc.Δ*	24,284	142,304
World Fuel Services Corporation	41,325	968,658
		23,411,920
Financials — 20.0%
1st Source CorporationΔ	2,371	109,777
Amalgamated Financial CorporationΔ	5,613	126,573
A-Mark Precious Metals, Inc.Δ	38,136	1,082,681
American Equity Investment Life Holding Co.Δ	71,325	2,659,709
Ameris Bancorp	49,563	2,215,962
Argo Group International Holdings, Ltd.	10,056	193,679
Associated Banc-Corp	65,133	1,307,871
Atlantic Union Bankshares Corporation	8,426	255,982
Axis Capital Holdings, Ltd.	49,359	2,425,995
Banc of California, Inc.	21,949	350,526
Bank of Marin Bancorp	3,000	89,850
BankUnited, Inc.	75,088	2,565,757
Bankwell Financial Group, Inc.Δ	1,710	49,778
Banner Corporation	4,276	252,626
BCB Bancorp, Inc.	3,313	55,758
Berkshire Hills Bancorp, Inc.	17,981	490,881
Bright Health Group, Inc.Δ*	9,553	10,031
Brighthouse Financial, Inc.*	7,412	321,829
Business First Bancshares, Inc.	3,308	71,221
Byline Bancorp, Inc.Δ	6,216	125,874
Camden National Corporation	2,424	103,262
Capital Bancorp, Inc.Δ	1,563	36,105
Capital City Bank Group, Inc.	2,498	77,713
Capstar Financial Holdings, Inc.	5,832	108,067
Carter Bankshares, Inc.*	3,668	59,055
CBTX, Inc.Δ	2,907	85,030
Central Pacific Financial Corporation	15,776	326,405
Central Valley Community Bancorp	3,258	57,699
Chemung Financial Corporation	565	23,657
City Holding Co.Δ	17,852	1,583,294
CNO Financial Group, Inc.	57,622	1,035,467
Comerica, Inc.	2,241	159,335
Community Trust Bancorp, Inc.Δ	3,816	154,739
Compass Diversified Holdings	139,962	2,527,714
ConnectOne Bancorp, Inc.	33,290	767,667
Customers Bancorp, Inc.*	17,245	508,383
Donegal Group, Inc. Class A	6,080	82,019
Donnelley Financial Solutions, Inc.*	45,399	1,678,401
	Shares	Value
Eagle Bancorp, Inc.	10,139	$454,430
eHealth, Inc.Δ*	11,180	43,714
Employers Holdings, Inc.	13,337	459,993
Enact Holdings, Inc.Δ	10,012	221,966
Encore Capital Group, Inc.Δ*	5,136	233,585
Enova International, Inc.*	16,380	479,443
Enterprise Financial Services Corporation	27,723	1,220,921
Essent Group, Ltd.	46,521	1,622,187
Evercore, Inc. Class A	5,626	462,738
EZCORP, Inc. Class AΔ*	25,949	200,067
FB Financial Corporation	4,000	152,840
Financial Institutions, Inc.	5,447	131,109
First BanCorp	356,606	5,688,504
First Business Financial Services, Inc.	621	20,064
First Commonwealth Financial CorporationΔ	24,421	313,566
First Financial Bancorp	75,422	1,589,896
First Financial CorporationΔ	6,564	296,627
First Foundation, Inc.	49,233	893,087
First Hawaiian, Inc.	8,922	219,749
First Internet BancorpΔ	2,201	74,526
First Interstate BancSystem, Inc. Class AΔ	88,584	3,574,364
First Merchants Corporation	15,239	589,445
First Mid Bancshares, Inc.Δ	9,191	293,836
First of Long Island Corporation (The)	1,780	30,687
First Savings Financial Group, Inc.	847	19,464
First Western Financial, Inc.Δ*	2,036	50,187
FNB Corporation	262,727	3,047,633
Focus Financial Partners, Inc. Class A*	103,474	3,260,466
FS Bancorp, Inc.	2,285	62,289
Genworth Financial, Inc. Class A*	139,164	487,074
Great Southern Bancorp, Inc.Δ	2,381	135,884
Green Dot Corporation Class A*	30,636	581,471
Greenlight Capital Re, Ltd. Class AΔ*	12,502	93,015
Guaranty Bancshares, Inc.Δ	671	23,210
Hamilton Lane, Inc. Class A	72,677	4,332,276
Hanmi Financial Corporation	17,712	419,420
HarborOne Bancorp, Inc.	19,269	258,590
HBT Financial, Inc.Δ	4,335	78,680
Heartland Financial U.S.A., Inc.Δ	3,236	140,313
Heritage Financial Corporation	7,489	198,234
Home Bancorp, Inc.	614	23,940
Home BancShares, Inc.	108,139	2,434,209
HomeStreet, Inc.	13,069	376,518
HomeTrust Bancshares, Inc.	4,560	100,776
Horizon Bancorp, Inc.	3,086	55,425
Independent Bank Corporation	25,008	1,863,846
Independent Bank Corporation (NASDAQ Exchange)	6,015	114,886
Independent Bank Group, Inc.	46,121	2,831,368
Investar Holding CorporationΔ	1,411	28,079
Jackson Financial, Inc. Class AΔ	35,866	995,281
James River Group Holdings, Ltd.Δ	10,476	238,958
Kemper CorporationΔ	22,984	948,320
Lakeland Bancorp, Inc.	3,581	57,332

	Shares	Value
Luther Burbank CorporationΔ	711	$8,262
Macatawa Bank CorporationΔ	4,575	42,364
Mercantile Bank Corporation	1,829	54,340
Merchants BancorpΔ	7,751	178,816
Midland States Bancorp, Inc.	7,166	168,903
MidWestOne Financial Group, Inc.	1,675	45,711
MVB Financial Corporation	70,900	1,973,147
Navient CorporationΔ	85,527	1,256,392
NBT Bancorp, Inc.	5,062	192,103
Nicolet Bankshares, Inc.Δ*	3,191	224,774
NMI Holdings, Inc. Class A*	91,213	1,858,009
Northrim BanCorp, Inc.	2,029	84,325
OceanFirst Financial CorporationΔ	20,261	377,665
Ocwen Financial Corporation*	1,812	42,165
OFG Bancorp	23,043	579,071
Old National Bancorp	357,186	5,882,853
Old Second Bancorp, Inc.Δ	7,568	98,762
Oportun Financial CorporationΔ*	7,600	33,212
Origin Bancorp, Inc.Δ	20,092	772,939
Oscar Health, Inc. Class AΔ*	40,287	201,032
Pacific Premier Bancorp, Inc.	115,814	3,585,601
PacWest Bancorp	23,065	521,269
Pathward Financial, Inc	14,012	461,836
Patria Investments, Ltd. Class AΔ	34,150	445,657
Peapack-Gladstone Financial CorporationΔ	6,847	230,402
PennyMac Financial Services, Inc.	3,275	140,497
Preferred BankΔ	843	54,989
Premier Financial Corporation	21,334	548,284
Primis Financial Corporation	6,320	76,662
ProAssurance Corporation	116,958	2,281,851
PROG Holdings, Inc.*	55,189	826,731
Provident Financial Services, Inc.	36,555	712,822
QCR Holdings, Inc.Δ	16,347	832,716
Radian Group, Inc.Δ	43,555	840,176
RBB Bancorp	4,631	96,232
Reinsurance Group of America, Inc.	4,640	583,758
Root, Inc. Class AΔ*	6,890	54,293
S&T Bancorp, Inc.Δ	4,735	138,783
Selective Insurance Group, Inc.	31,622	2,574,031
Selectquote, Inc.Δ*	26,864	19,611
Sierra Bancorp	824	16,274
Silvergate Capital Corporation Class A*	16,398	1,235,589
SLM Corporation	11,365	158,996
SmartFinancial, Inc.	1,983	49,000
South Plains Financial, Inc.	389	10,721
SouthState Corporation	64,993	5,142,246
Stewart Information Services Corporation	14,822	646,832
Stifel Financial Corporation	13,390	695,075
StoneX Group, Inc.*	5,148	426,975
Texas Capital Bancshares, Inc.*	21,088	1,244,825
Third Coast Bancshares, Inc.Δ*	1,633	27,941
Towne Bank/Portsmouth VAΔ	33,377	895,505
Trean Insurance Group, Inc.Δ*	5,471	18,601
TriCo BancsharesΔ	5,261	234,904
TrustCo Bank Corporation NYΔ	670	21,051
	Shares	Value
UMB Financial Corporation	43,374	$3,655,994
Umpqua Holdings Corporation	91,954	1,571,494
United Community Banks, Inc.	60,139	1,990,601
United Fire Group, Inc.Δ	3,695	106,157
Universal Insurance Holdings, Inc.Δ	17,402	171,410
Valley National Bancorp	369,283	3,988,256
Veritex Holdings, Inc.	57,478	1,528,340
Victory Capital Holdings, Inc. Class A	109,500	2,552,445
Washington Federal, Inc.	13,600	407,728
Waterstone Financial, Inc.Δ	7,832	126,565
WesBanco, Inc.Δ	49,329	1,646,109
Western New England Bancorp, Inc.	1,620	13,171
World Acceptance CorporationΔ*	3,382	327,445
WSFS Financial Corporation	52,083	2,419,776
Zions Bancorp NA	5,789	294,429
		127,386,361
Health Care — 14.2%
2seventy bio, Inc.*	11,068	161,039
Addus HomeCare Corporation*	15,000	1,428,600
Adverum Biotechnologies, Inc.*	11,883	11,289
Agios Pharmaceuticals, Inc.Δ*	63,915	1,807,516
Akebia Therapeutics, Inc.Δ*	145,207	45,914
Allogene Therapeutics, Inc.Δ*	25,054	270,583
Allscripts Healthcare Solutions, Inc.Δ*	74,353	1,132,396
Alpine Immune Sciences, Inc.*	2,205	15,876
Amicus Therapeutics, Inc.*	167,235	1,745,933
AMN Healthcare Services, Inc.Δ*	6,202	657,164
Apellis Pharmaceuticals, Inc.*	38,317	2,617,051
Arcellx, Inc.Δ*	25,400	476,758
Artivion, Inc.Δ*	75,759	1,048,505
Atara Biotherapeutics, Inc.Δ*	16,576	62,657
Atea Pharmaceuticals, Inc.*	11,268	64,115
Athira Pharma, Inc.*	14,943	44,381
AtriCure, Inc.*	89,434	3,496,869
Avanos Medical, Inc.*	2,076	45,215
Azenta, Inc.Δ	48,609	2,083,382
Berkeley Lights, Inc.Δ*	65,894	188,457
BioCryst Pharmaceuticals, Inc.*	28,689	361,481
BioLife Solutions, Inc.Δ*	37,300	848,575
Bluebird Bio, Inc.Δ*	1,084	6,862
Blueprint Medicines Corporation*	31,090	2,048,520
Bridgebio Pharma, Inc.Δ*	21,182	210,549
C4 Therapeutics, Inc.Δ*	43,317	379,890
Certara, Inc.*	47,324	628,463
Chimerix, Inc.Δ*	15,677	30,257
Computer Programs and Systems, Inc.*	8,723	243,197
CONMED CorporationΔ	18,880	1,513,610
CytomX Therapeutics, Inc.Δ*	45,757	66,348
Deciphera Pharmaceuticals, Inc.*	38,216	706,996
Dyne Therapeutics, Inc.Δ*	14,234	180,772
Embecta Corporation	36,977	1,064,568
Emergent BioSolutions, Inc.*	31,289	656,756
Enanta Pharmaceuticals, Inc.Δ*	13,042	676,489
Enovis CorporationΔ*	34,587	1,593,423
Exelixis, Inc.*	17,086	267,908

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
FibroGen, Inc.Δ*	11,416	$148,522
Generation Bio Co.Δ*	10,800	57,348
Gritstone bio, Inc.Δ*	28,170	72,397
Halozyme Therapeutics, Inc.Δ*	55,052	2,176,756
Harvard Bioscience, Inc.*	8,574	21,949
Health Catalyst, Inc.*	35,750	346,775
HealthEquity, Inc.*	47,900	3,217,443
HealthStream, Inc.Δ*	8,529	181,327
Heska Corporation*	16,000	1,166,720
Icosavax, Inc.Δ*	4,579	14,470
Insmed, Inc.Δ*	69,396	1,494,790
Inspire Medical Systems, Inc.*	25,511	4,524,886
Intercept Pharmaceuticals, Inc.Δ*	19,613	273,601
Intra-Cellular Therapies, Inc.Δ*	50,200	2,335,806
Invivyd, Inc.Δ*	8,721	27,297
Ionis Pharmaceuticals, Inc.Δ*	996	44,053
Iovance Biotherapeutics, Inc.*	14,330	137,281
iTeos Therapeutics, Inc.*	11,677	222,447
Jounce Therapeutics, Inc.Δ*	3,110	7,277
Kezar Life Sciences, Inc.Δ*	9,717	83,663
Kiniksa Pharmaceuticals, Ltd. Class A*	18,394	236,179
Kodiak Sciences, Inc.*	3,593	27,810
Ligand Pharmaceuticals, Inc.*	19,451	1,674,926
Merit Medical Systems, Inc.*	38,746	2,189,536
Mersana Therapeutics, Inc.*	11,268	76,172
MiMedx Group, Inc.Δ*	15,000	43,050
National HealthCare Corporation	1,114	70,561
Nektar Therapeutics*	32,567	104,214
NeoGenomics, Inc.Δ*	52,842	454,970
NextGen Healthcare, Inc.*	5,574	98,660
NuVasive, Inc.*	32,821	1,437,888
Omnicell, Inc.Δ*	18,714	1,628,679
OraSure Technologies, Inc.*	66,190	250,860
Organon & Co.	5,627	131,672
Orthofix Medical, Inc.*	6,780	129,566
Pacific Biosciences of California, Inc.Δ*	104,254	605,194
Patterson Cos., Inc.	65,230	1,566,825
Personalis, Inc.*	13,554	40,255
Phreesia, Inc.*	64,300	1,638,364
Praxis Precision Medicines, Inc.Δ*	29,241	66,377
Prestige Consumer Healthcare, Inc.*	54,700	2,725,701
Protagonist Therapeutics, Inc.Δ*	4,164	35,103
PTC Therapeutics, Inc.*	75,126	3,771,325
Pulmonx CorporationΔ*	64,100	1,067,906
Reata Pharmaceuticals, Inc. Class AΔ*	2,619	65,815
REGENXBIO, Inc.*	1,493	39,460
SeaSpine Holdings CorporationΔ*	6,886	39,112
Shockwave Medical, Inc.Δ*	21,868	6,080,835
Silk Road Medical, Inc.Δ*	56,600	2,547,000
Silverback Therapeutics, Inc.Δ*	21,027	111,023
STAAR Surgical Co.*	22,500	1,587,375
Supernus Pharmaceuticals, Inc.*	60,442	2,045,962
Sutro Biopharma, Inc.Δ*	48,930	271,562
Tactile Systems Technology, Inc.*	10,532	82,044
Tandem Diabetes Care, Inc.*	31,600	1,512,060
	Shares	Value
Tango Therapeutics, Inc.Δ*	23,498	$85,063
Tarsus Pharmaceuticals, Inc.Δ*	102,800	1,759,936
TCR2 Therapeutics, Inc.*	6,859	12,346
Tenaya Therapeutics, Inc.*	3,103	8,999
TransMedics Group, Inc.*	46,609	1,945,460
Travere Therapeutics, Inc.*	115,992	2,858,043
Treace Medical Concepts, Inc.*	70,100	1,547,107
Tricida, Inc.Δ*	11,717	122,794
Ultragenyx Pharmaceutical, Inc.*	26,064	1,079,310
Vanda Pharmaceuticals, Inc.Δ*	121,376	1,199,195
Zimvie, Inc.*	26,426	260,825
		90,776,291
Industrials — 17.6%
ABM Industries, Inc.	43,144	1,649,395
ACCO Brands CorporationΔ	41,549	203,590
ACV Auctions, Inc. Class AΔ*	111,400	800,966
Aerojet Rocketdyne Holdings, Inc.*	2,303	92,097
AerSale CorporationΔ*	6,357	117,859
AGCO Corporation	1,574	151,372
Allegiant Travel Co.*	11,484	838,102
Alta Equipment Group, Inc.	1,716	18,893
Ameresco, Inc. Class A*	29,508	1,961,692
Applied Industrial Technologies, Inc.	25,007	2,570,219
ArcBest CorporationΔ	15,072	1,096,187
Argan, Inc.	7,425	238,862
ASGN, Inc.*	55,080	4,977,580
Astec Industries, Inc.	5,201	162,219
Astronics Corporation*	10,013	78,702
AZEK Co., Inc. (The)*	124,300	2,065,866
Barnes Group, Inc.	18,543	535,522
Barrett Business Services, Inc.	11,135	868,530
Beacon Roofing Supply, Inc.Δ*	41,980	2,297,146
Boise Cascade Co.	71,143	4,230,163
BrightView Holdings, Inc.Δ*	97,786	776,421
Brink's Co. (The)	55,818	2,703,824
Casella Waste Systems, Inc. Class AΔ*	67,314	5,142,116
CECO Environmental Corporation*	38,710	342,584
Charah Solutions, Inc.Δ*	60,360	110,459
Chart Industries, Inc.Δ*	12,915	2,380,880
Columbus McKinnon Corporation	73,003	1,909,758
CoreCivic, Inc. REIT*	86,460	764,306
Covenant Logistics Group, Inc.Δ	14,032	402,718
Deluxe Corporation	67,711	1,127,388
Driven Brands Holdings, Inc.*	116,100	3,248,478
DXP Enterprises, Inc.Δ*	26,730	632,966
Dycom Industries, Inc.*	12,247	1,169,956
EMCOR Group, Inc.	34,900	4,030,252
Encore Wire CorporationΔ	9,649	1,114,845
Esab CorporationΔ	88,224	2,943,153
ESCO Technologies, Inc.	10,720	787,277
Exponent, Inc.	21,600	1,893,672
Federal Signal Corporation	58,862	2,196,730
First Advantage Corporation*	63,800	818,554
Gates Industrial Corporation PLCΔ*	169,368	1,653,032
GMS, Inc.*	41,903	1,676,539
Graham Corporation	23,360	205,334

	Shares	Value
Great Lakes Dredge & Dock Corporation*	4,654	$35,277
GXO Logistics, Inc.*	15,519	544,096
Hayward Holdings, Inc.Δ*	90,210	800,163
Heidrick & Struggles International, Inc.Δ	5,865	152,431
Hexcel Corporation	41,200	2,130,864
Hillman Solutions Corporation*	64,686	487,732
Hub Group, Inc. Class A*	30,817	2,125,757
Hyster-Yale Materials Handling, Inc.Δ	6,180	132,932
ITT, Inc.	35,000	2,286,900
Kadant, Inc.Δ	10,803	1,802,048
KAR Auction Services, Inc.*	86,838	969,980
Karat Packaging, Inc.*	11,399	182,270
KBR, Inc.	23,766	1,027,167
Kimball International, Inc. Class B	11,761	73,977
Korn Ferry	49,005	2,300,785
Lyft, Inc. Class A*	38,631	508,770
Manitowoc Co., Inc. (The)Δ*	16,458	127,550
Matrix Service Co.*	12,102	50,102
Matthews International Corporation Class A	6,774	151,805
Mistras Group, Inc.*	1,670	7,448
MYR Group, Inc.*	27,803	2,355,748
NOW, Inc.Δ*	62,671	629,844
Park-Ohio Holdings CorporationΔ	377	4,264
Parsons CorporationΔ*	14,707	576,514
Powell Industries, Inc.	3,263	68,784
Primoris Services CorporationΔ	17,914	291,103
Quanex Building Products Corporation	12,898	234,228
Radiant Logistics, Inc.Δ*	14,350	81,652
RBC Bearings, Inc.Δ*	7,800	1,620,918
Regal Beloit Corporation	24,772	3,476,998
Resources Connection, Inc.Δ	8,883	160,516
REV Group, Inc.Δ	18,659	205,809
Saia, Inc.*	8,700	1,653,000
Steelcase, Inc. Class A	40,046	261,100
Sun Country Airlines Holdings, Inc.Δ*	115,846	1,576,664
Tecnoglass, Inc.Δ	65,614	1,377,238
Tetra Tech, Inc.	22,016	2,829,716
Timken Co. (The)	58,938	3,479,700
Titan Machinery, Inc.*	12,867	363,621
Trinity Industries, Inc.	22,012	469,956
TrueBlue, Inc.*	18,843	359,524
Tutor Perini CorporationΔ*	28,455	157,072
UniFirst Corporation	1,577	265,299
Upwork, Inc.*	40,074	545,808
Vertiv Holdings Co.	36,030	350,212
Wabash National CorporationΔ	25,061	389,949
Werner Enterprises, Inc.Δ	61,779	2,322,890
WESCO International, Inc.*	10,638	1,269,964
WillScot Mobile Mini Holdings Corporation*	62,390	2,516,189
Zurn Water Solutions Corporation	157,221	3,851,915
		112,630,453
	Shares	Value
Information Technology — 13.8%
ADTRAN Holdings, Inc.	5,411	$105,947
Advanced Energy Industries, Inc.	7,537	583,439
Allegro MicroSystems, Inc.*	117,300	2,563,005
Aviat Networks, Inc.Δ*	4,346	118,993
Avid Technology, Inc.*	9,958	231,623
Avnet, Inc.	82,071	2,964,405
Belden, Inc.	30,626	1,838,173
Benchmark Electronics, Inc.	16,139	399,924
Blackline, Inc.*	16,778	1,005,002
Box, Inc. Class AΔ*	52,260	1,274,621
BTRS Holdings, Inc. Class 1*	314,100	2,908,566
CCC Intelligent Solutions Holdings, Inc.Δ*	48,595	442,215
Cerence, Inc.Δ*	27,963	440,417
Cirrus Logic, Inc.*	6,142	422,570
Coherent CorporationΔ*	125,800	4,384,130
Cohu, Inc.Δ*	50,052	1,290,341
Comtech Telecommunications Corporation	5,062	50,671
Consensus Cloud Solutions, Inc.*	33,136	1,567,333
Daktronics, Inc.*	14,235	38,577
Diebold Nixdorf, Inc.*	8,042	19,622
Digital Turbine, Inc.*	36,931	532,176
Embark Technology, Inc.Δ*	18,831	139,914
EMCORE Corporation*	28,048	46,840
Euronet Worldwide, Inc.*	9,402	712,296
EverCommerce, Inc.Δ*	11,803	129,007
EVERTEC, Inc.	99,199	3,109,889
Evo Payments, Inc. Class A*	88,800	2,957,040
ExlService Holdings, Inc.*	45,803	6,749,530
FARO Technologies, Inc.Δ*	4,663	127,953
IBEX Holdings, Ltd.Δ*	18,959	352,069
Ichor Holdings, Ltd.*	26,091	631,663
Impinj, Inc.Δ*	3,683	294,750
Informatica, Inc. Class AΔ*	19,809	397,567
Instructure Holdings, Inc.Δ*	58,139	1,295,337
Itron, Inc.*	12,411	522,627
Jamf Holding CorporationΔ*	7,925	175,618
Kimball Electronics, Inc.Δ*	3,366	57,727
Kulicke & Soffa Industries, Inc.Δ	70,099	2,700,914
KVH Industries, Inc.Δ*	3,552	32,749
Kyndryl Holdings, Inc.*	35,519	293,742
MACOM Technology Solutions Holdings, Inc.*	58,117	3,009,879
MaxLinear, Inc.*	54,947	1,792,371
NETGEAR, Inc.*	41,451	830,678
NetScout Systems, Inc.*	14,030	439,420
New Relic, Inc.*	39,800	2,283,724
nLight, Inc.*	117,800	1,113,210
Nutanix, Inc. Class AΔ*	26,545	552,932
ON24, Inc.Δ*	3,062	26,946
Onto Innovation, Inc.*	36,900	2,363,445
Paycor HCM, Inc.Δ*	122,700	3,627,012
PC Connection, Inc.	236	10,641
Ping Identity Holding Corporation*	34,524	969,089

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Priority Technology Holdings, Inc.Δ*	128,200	$578,182
Q2 Holdings, Inc.Δ*	73,652	2,371,594
Quantum Corporation*	12,166	13,139
Rapid7, Inc.Δ*	31,433	1,348,476
Ribbon Communications, Inc.Δ*	32,509	72,170
ScanSource, Inc.*	8,517	224,934
SecureWorks Corporation Class A*	7,324	58,958
Semtech Corporation*	35,508	1,044,290
Silicon Laboratories, Inc.*	13,653	1,685,326
Smartsheet, Inc. Class A*	47,400	1,628,664
SolarWinds Corporation*	7,390	57,273
Sprout Social, Inc. Class A*	50,709	3,077,022
SPS Commerce, Inc.*	7,692	955,577
Synaptics, Inc.*	18,500	1,831,685
Teradata Corporation*	104,268	3,238,564
Unisys Corporation*	5,335	40,279
Upland Software, Inc.Δ*	28,868	234,697
Varonis Systems, Inc.*	55,919	1,482,972
Verint Systems, Inc.*	29,765	999,509
Vertex, Inc. Class A*	114,000	1,558,380
Vontier Corporation	65,932	1,101,724
Workiva, Inc.Δ*	30,200	2,349,560
Xerox Holdings Corporation	76,752	1,003,916
		87,885,220
Materials — 3.0%
AdvanSix, Inc.	15,774	506,345
Arconic Corporation*	3,527	60,100
Balchem Corporation	5,604	681,334
Clearwater Paper Corporation*	11,390	428,264
Coeur Mining, Inc.Δ*	31,330	107,149
Ecovyst, Inc.*	33,595	283,542
Element Solutions, Inc.	51,006	829,868
Glatfelter Corporation	20,570	63,973
Graphic Packaging Holding Co.	131,072	2,587,361
Huntsman Corporation	19,715	483,806
Kaiser Aluminum Corporation	16,297	999,821
Koppers Holdings, Inc.	8,803	182,926
Mercer International, Inc.Δ	5,440	66,912
Minerals Technologies, Inc.	70,386	3,477,772
Pactiv Evergreen, Inc.	143,821	1,255,557
Quaker Chemical CorporationΔ	7,807	1,127,175
Schnitzer Steel Industries, Inc. Class A	20,630	587,130
Summit Materials, Inc. Class A*	82,962	1,987,770
SunCoke Energy, Inc.	64,638	375,547
Sylvamo Corporation	6,975	236,452
Valhi, Inc.Δ	1,339	33,689
Warrior Met Coal, Inc.	36,823	1,047,246
Worthington Industries, Inc.	44,190	1,685,407
		19,095,146
Real Estate — 5.2%
American Assets Trust, Inc. REITΔ	42,720	1,098,758
Apple Hospitality REIT, Inc.	81,014	1,139,057
Armada Hoffler Properties, Inc. REIT	100,779	1,046,086
Braemar Hotels & Resorts, Inc. REIT	33,478	143,955
Brandywine Realty Trust REIT	33,572	226,611
CareTrust REIT, Inc.	55,068	997,282
	Shares	Value
Chatham Lodging Trust REIT*	3,028	$29,886
Cousins Properties, Inc. REIT	19,615	458,010
CTO Realty Growth, Inc. REITΔ	10,930	204,828
DiamondRock Hospitality Co. REIT	165,521	1,243,063
Douglas Elliman, Inc.	8,900	36,490
Easterly Government Properties, Inc. REITΔ	32,959	519,763
EastGroup Properties, Inc. REIT	9,080	1,310,607
Equity Commonwealth REIT	47,033	1,145,724
Forestar Group, Inc.Δ*	7,658	85,693
Four Corners Property Trust, Inc. REIT	92,071	2,227,198
Getty Realty Corporation REITΔ	23,696	637,185
Hersha Hospitality Trust REIT	3,144	25,089
Highwoods Properties, Inc. REIT	20,232	545,455
Independence Realty Trust, Inc. REIT	70,452	1,178,662
Industrial Logistics Properties Trust REIT	7,559	41,575
Kennedy-Wilson Holdings, Inc.	113,425	1,753,551
Kite Realty Group Trust REITΔ	162,762	2,802,762
LXP Industrial Trust REITΔ	114,958	1,053,015
National Health Investors, Inc. REITΔ	17,843	1,008,665
National Storage Affiliates Trust REIT	86,629	3,602,034
NETSTREIT CorporationΔ	20,806	370,555
Park Hotels & Resorts, Inc. REIT	4,347	48,947
Pebblebrook Hotel Trust REIT	70,834	1,027,801
Physicians Realty Trust REIT	144,187	2,168,573
Piedmont Office Realty Trust, Inc. Class A REIT	58,511	617,876
RLJ Lodging Trust REITΔ	94,829	959,669
RPT Realty REIT	106,345	803,968
Sabra Health Care REIT, Inc.	32,808	430,441
Summit Hotel Properties, Inc. REITΔ	83,631	562,000
Sunstone Hotel Investors, Inc. REIT	96,794	911,799
Whitestone REIT	7,406	62,655
Xenia Hotels & Resorts, Inc. REITΔ	38,363	529,026
Zillow Group, Inc. Class A*	6,911	197,862
		33,252,176
Utilities — 1.4%
ALLETE, Inc.	11,044	552,752
Black Hills Corporation	22,503	1,524,128
Northwest Natural Holding Co.	20,668	896,578
NorthWestern Corporation	28,387	1,398,911
PNM Resources, Inc.	13,731	627,919
Portland General Electric Co.	34,630	1,505,020
Southwest Gas Holdings, Inc.	14,693	1,024,837
Spire, Inc.Δ	26,473	1,650,062
		9,180,207
Total Common Stocks (Cost $641,334,208)		598,060,533
FOREIGN COMMON STOCKS — 2.3%
Bermuda — 0.0%
SiriusPoint, Ltd.Δ*	49,997	247,485
Canada — 0.1%
Arbutus Biopharma CorporationΔ*	19,678	37,585
DIRTT Environmental SolutionsΔ*	96,127	41,335

	Shares	Value
IMAX CorporationΔ*	53,592	$756,719
		835,639
Denmark — 0.2%
Ascendis Pharma A/S ADRΔ*	13,000	1,342,380
Ireland — 0.1%
GH Research PLCΔ*	31,200	362,544
Trinseo PLC	5,111	93,634
		456,178
Israel — 0.5%
Global-e Online, Ltd.Δ*	52,100	1,394,196
JFrog, Ltd.Δ*	79,900	1,766,589
RADA Electronic Industries, Ltd.Δ*	17,888	172,261
		3,333,046
Jersey — 1.0%
WNS Holdings, Ltd. ADR*	78,066	6,388,921
Netherlands — 0.1%
MYT Netherlands Parent BV ADRΔ*	82,300	948,096
Sweden — 0.2%
Loomis AB	44,121	1,087,447
United Kingdom — 0.1%
Luxfer Holdings PLC	23,172	335,994
Total Foreign Common Stocks (Cost $17,970,742)		14,975,186
RIGHTS — 0.0%
Aduro Biotech, Inc.Ψ†††Δ* (Cost $—)	2,713	—
MONEY MARKET FUNDS — 11.5%
GuideStone Money Market Fund, 2.76% (Institutional Class)Ø∞	58,995,114	58,995,114
Northern Institutional Liquid Assets Portfolio (Shares), 2.97%Ø§	14,102,582	14,102,582
Northern Institutional U.S. Government Portfolio (Shares), 2.31%Ø	52,932	52,932
Total Money Market Funds (Cost $73,150,628)		73,150,628
TOTAL INVESTMENTS — 107.5% (Cost $732,455,578)		686,186,347
Liabilities in Excess of Other Assets — (7.5)%		(47,758,964)
NET ASSETS — 100.0%		$638,427,383

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Futures Contracts outstanding at September 30, 2022:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	12/2022	339	$28,303,110	$(265,598)
Forward Foreign Currency Contracts outstanding at September 30, 2022:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/30/22	Swedish Krona	249,727	U.S. Dollar	22,352	UBS	$297
Subtotal Appreciation						$297
12/30/22	U.S. Dollar	1,047,255	Swedish Krona	11,753,659	UBS	$(18,778)
Subtotal Depreciation						$(18,778)
Total Forward Foreign Currency Contracts outstanding at September 30, 2022						$(18,481)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2022, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 0.2%
Communication Services — 0.2%
Sea, Ltd. ADR*	18,281	$1,024,650
Financials — 0.0%
Futu Holdings, Ltd. ADR*	2,522	94,045
Industrials — 0.0%
Grab Holdings, Ltd. Class AΔ*	55,000	144,650
Total Common Stocks (Cost $3,725,449)		1,263,345
FOREIGN COMMON STOCKS — 91.8%
Australia — 7.4%
Ampol, Ltd.	9,256	171,207
APA Group	56,822	349,623
ASX, Ltd.	9,397	432,481
Aurizon Holdings, Ltd.	144,275	319,086
Australia & New Zealand Banking Group, Ltd.	154,989	2,268,854
BHP Group, Ltd.	285,555	7,098,364
BlueScope Steel, Ltd.	21,263	206,499
Brambles, Ltd.	72,678	531,672
Cochlear, Ltd.	5,986	743,566
Coles Group, Ltd.	77,380	815,769
Commonwealth Bank of Australia	92,862	5,402,244
Computershare, Ltd.	48,582	774,887
CSL, Ltd.	28,899	5,255,779
Dexus REIT	65,896	327,803
Domino’s Pizza Enterprises, Ltd.Δ	4,484	147,732
Evolution Mining, Ltd.	97,132	126,716
Fortescue Metals Group, Ltd.	86,232	925,731
Goodman Group REIT	96,925	979,603
GPT Group (The) REIT (Athens Exchange)	137,876	339,337
IDP Education, Ltd.Δ	17,951	301,550
Insurance Australia Group, Ltd.	115,449	341,528
Lendlease Corporation, Ltd.	36,784	210,299
Macquarie Group, Ltd.	22,140	2,159,983
Medibank Pvt., Ltd.	179,765	401,804
Mineral Resources, Ltd.	7,000	293,821
Mirvac Group REIT	260,355	324,325
National Australia Bank, Ltd.	169,256	3,133,891
Newcrest Mining, Ltd.	40,166	440,990
Northern Star Resources, Ltd.	45,766	229,164
Orica, Ltd.	17,805	151,585
Origin Energy, Ltd.	81,077	269,011
Qantas Airways, Ltd.*	66,392	213,060
QBE Insurance Group, Ltd.	75,406	559,486
REA Group, Ltd.	4,130	300,608
Rio Tinto, Ltd.	16,350	989,050
Santos, Ltd.	155,840	719,910
Scentre Group REIT	265,947	434,525
SEEK, Ltd.	16,462	200,075
Sonic Healthcare, Ltd.	45,006	877,851
South32, Ltd.	212,814	505,201
Stockland REIT	133,688	279,785
Suncorp Group, Ltd.	68,156	439,808
Telstra Corporation, Ltd.	341,734	843,820
Transurban Group	182,153	1,438,539
	Shares	Value
Vicinity Centres REIT	445,528	$496,756
Wesfarmers, Ltd.	62,996	1,722,218
Westpac Banking Corporation	182,066	2,408,733
WiseTech Global, Ltd.	14,156	462,512
Woodside Energy Group, Ltd.	113,750	2,324,085
Woolworths Group, Ltd.	67,729	1,471,795
		52,162,721
Austria — 0.2%
Erste Group Bank AG	21,419	469,551
OMV AG	10,806	391,103
Verbund AGΔ	5,255	448,658
voestalpine AG	4,506	76,333
		1,385,645
Belgium — 0.7%
Ageas SA/NV	10,480	382,224
D'ieteren Group	2,641	372,118
Elia Group SA/NV	2,782	327,361
Groupe Bruxelles Lambert SA	5,725	400,379
KBC Group NV	13,105	621,884
Proximus SADP	7,723	80,073
Sofina SAΔ	865	149,289
Solvay SA	4,910	380,143
UCB SA	19,739	1,369,844
Umicore SA	9,507	279,100
Warehouses De Pauw CVA REIT	12,628	310,151
		4,672,566
Denmark — 2.0%
AP Moeller - Maersk A/S Class A	649	1,146,629
AP Moeller - Maersk A/S Class B	60	109,034
Chr. Hansen Holding A/S	9,414	463,727
Coloplast A/S Class B	13,701	1,392,355
Danske Bank A/S	52,273	650,624
Demant A/SΔ*	18,113	447,779
DSV A/S	18,994	2,225,100
Genmab A/S*	5,830	1,875,533
GN Store Nord A/SΔ	9,764	171,030
Novozymes A/S, B SharesΔ	20,803	1,045,395
Orsted A/S 144A	16,730	1,333,394
Pandora A/S	15,325	716,693
ROCKWOOL International A/S, B Shares	1,073	169,253
Tryg A/S	43,880	905,854
Vestas Wind Systems A/S	86,690	1,596,211
		14,248,611
Finland — 1.3%
Elisa OYJ	7,229	327,539
Fortum OYJ	22,487	302,159
Kesko OYJ, B Shares	12,949	241,589
Kone OYJ Class B	19,989	770,147
Neste OYJ	21,037	916,992
Nokia OYJ	358,262	1,538,041
Nordea Bank Abp	182,960	1,565,813
Nordea Bank Abp (NASDAQ Exchange)	1,819	15,545
Orion OYJ Class B	19,705	829,728

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Sampo OYJ, A Shares	28,399	$1,212,400
Stora Enso OYJ, R Shares	34,560	439,031
UPM-Kymmene OYJ	41,906	1,329,864
		9,488,848
France — 9.6%
Accor SA*	16,778	351,258
Aeroports de Paris*	2,268	262,091
Air Liquide SA	35,542	4,062,419
Alstom SAΔ	13,681	221,301
Arkema SA	2,715	197,866
AXA SA	122,306	2,670,297
BioMerieux	5,701	450,948
BNP Paribas SA	59,911	2,530,596
Bouygues SAΔ	11,283	295,147
Bureau Veritas SA	15,449	345,711
Capgemini SE	11,358	1,818,422
Carrefour SA	53,197	737,794
Cie de St-Gobain	26,241	938,263
Cie Generale des Etablissements Michelin SCA	50,523	1,132,003
Covivio REITΔ	4,333	208,736
Credit Agricole SA	23,303	189,174
Danone SA	44,040	2,082,446
Dassault Aviation SA	2,825	321,403
Dassault Systemes SE	37,571	1,297,142
Edenred	13,754	633,657
Eiffage SA	8,654	693,991
Electricite de France SA	39,291	455,675
Engie SA	92,715	1,067,139
EssilorLuxottica SA	20,925	2,844,185
Eurazeo SE	3,083	160,875
Eurofins Scientific SE	12,824	761,288
Gecina SA REIT	2,894	226,657
Getlink SE	33,090	513,138
Hermes International	2,286	2,688,611
Ipsen SA	7,320	677,467
Kering SA	5,580	2,475,002
Klepierre REITΔ*	14,221	247,236
L’Oreal SA	15,350	4,908,041
Legrand SA	28,102	1,817,050
Orange SA	150,729	1,363,274
Publicis Groupe SA	7,484	354,612
Renault SA*	7,966	215,528
Safran SA	18,996	1,728,441
Sanofi	77,239	5,881,481
Sartorius Stedim Biotech	2,225	682,489
Schneider Electric SE	28,838	3,257,275
Societe Generale SA	43,102	852,390
Sodexo SA	8,568	643,460
Teleperformance	3,388	859,481
Thales SA	6,325	696,977
TotalEnergies SEΔ	138,911	6,516,952
Ubisoft Entertainment SA*	5,285	145,245
Unibail-Rodamco-Westfield CDI*	10,140	19,784
Unibail-Rodamco-Westfield REITΔ*	6,095	252,211
Valeo	12,169	183,872
	Shares	Value
Veolia Environnement SA	31,981	$611,227
Vinci SA	34,022	2,751,045
Wendel SE	525	37,577
Worldline SA 144A*	13,200	521,740
		67,858,090
Germany — 6.3%
adidas AG	12,373	1,422,415
Allianz SE	24,310	3,829,661
BASF SE	48,360	1,855,980
Bayerische Motoren Werke AG	18,094	1,226,367
Bechtle AG	3,882	139,554
Beiersdorf AG	11,389	1,119,110
Brenntag SE	7,869	475,697
Carl Zeiss Meditec AG	4,095	425,365
Commerzbank AG*	49,702	353,829
Continental AG	4,960	220,092
Covestro AG 144A	8,920	255,038
Daimler Truck Holding AG*	22,258	503,197
Delivery Hero SE 144A*	7,927	289,551
Deutsche Bank AG	104,927	776,878
Deutsche Boerse AG	11,154	1,828,439
Deutsche Lufthansa AG*	49,931	287,012
Deutsche Post AG	54,831	1,652,587
Deutsche Telekom AG	204,528	3,481,409
E.ON SE	94,768	728,081
Evonik Industries AG	13,302	222,777
Fresenius Medical Care AG & Co. KGaA	15,717	442,795
Fresenius SE & Co. KGaA	22,478	479,123
GEA Group AG	7,555	244,502
Hannover Rueck SE	3,483	522,120
HeidelbergCement AG	9,249	365,374
HelloFresh SE*	7,006	146,649
Henkel AG & Co. KGaA	8,746	495,664
Infineon Technologies AG	67,044	1,467,193
LEG Immobilien SE	5,831	348,050
Mercedes-Benz Group AG	51,025	2,580,182
MTU Aero Engines AG	2,932	438,201
Muenchener Rueckversicherungs-Gesellschaft AG	8,326	2,004,240
Nemetschek SE	785	37,261
Puma SE	13,626	630,341
Rheinmetall AG	2,384	367,058
RWE AG	27,660	1,016,671
SAP SE	59,183	4,823,129
Siemens AG	40,869	3,994,654
Siemens Energy AG	18,963	208,797
Siemens Healthineers AG 144A	25,775	1,105,632
Symrise AG	6,729	656,161
Telefonica Deutschland Holding AG	56,298	113,824
Volkswagen AG	1,304	212,512
Vonovia SE	37,687	813,353
Zalando SE 144A*	10,454	204,197
		44,810,722

	Shares	Value
Hong Kong — 2.9%
AIA Group, Ltd.	666,600	$5,550,050
BOC Hong Kong Holdings, Ltd.	214,500	713,366
Chow Tai Fook Jewellery Group, Ltd.	180,800	339,791
CK Asset Holdings, Ltd.	161,057	966,888
CK Hutchison Holdings, Ltd.	157,000	864,481
CK Infrastructure Holdings, Ltd.	35,000	178,511
CLP Holdings, Ltd.	97,000	733,100
ESR Group, Ltd. 144A	280,000	704,303
Hang Lung Properties, Ltd.Δ	117,000	192,130
Hang Seng Bank, Ltd.	46,300	703,413
Henderson Land Development Co., Ltd.	71,275	199,585
HKT Trust & HKT, Ltd.	289,000	338,481
Hong Kong & China Gas Co., Ltd.	562,138	495,160
Hong Kong Exchanges and Clearing, Ltd.	73,897	2,525,978
Link REIT	123,911	864,962
MTR Corporation, Ltd.	183,463	841,518
New World Development Co., Ltd.	83,466	237,051
Power Assets Holdings, Ltd.	86,500	433,605
Sino Land Co., Ltd.	335,399	441,159
SITC International Holdings Co., Ltd.	59,000	108,202
Sun Hung Kai Properties, Ltd. (Hong Kong Exchange)	84,000	927,047
Swire Pacific, Ltd. Class A	22,500	168,177
Swire Properties, Ltd.	63,800	137,251
Techtronic Industries Co., Ltd.	71,500	682,262
WH Group, Ltd. 144A	585,591	368,301
Wharf Real Estate Investment Co., Ltd.	115,000	521,340
Xinyi Glass Holdings, Ltd.Δ	96,000	138,834
		20,374,946
Ireland — 0.6%
CRH PLC	42,988	1,382,144
DCC PLC	5,616	291,654
James Hardie Industries PLC CDI	25,315	497,251
Kerry Group PLC Class A	12,498	1,113,976
Kingspan Group PLC	7,807	351,741
Smurfit Kappa Group PLC	17,166	490,934
		4,127,700
Israel — 0.9%
Azrieli Group, Ltd.	1,239	84,559
Bank Hapoalim BM	76,213	643,348
Bank Leumi Le-Israel BM	72,431	618,616
Bezeq The Israeli Telecommunication Corporation, Ltd.	219,973	359,588
Check Point Software Technologies, Ltd.*	6,172	691,388
CyberArk Software, Ltd.*	2,381	357,007
Elbit Systems, Ltd.	1,618	306,341
ICL Group, Ltd.	53,933	432,243
Israel Discount Bank, Ltd. Class A	52,953	266,635
Mizrahi Tefahot Bank, Ltd.	11,154	390,491
Nice, Ltd.*	3,728	701,511
Teva Pharmaceutical Industries, Ltd. ADR*	91,181	735,831
Tower Semiconductor, Ltd.*	8,803	384,263
	Shares	Value
Wix.com, Ltd.*	2,346	$183,528
		6,155,349
Italy — 1.8%
Amplifon SpAΔ	15,067	392,560
Assicurazioni Generali SpA	84,358	1,151,852
Atlantia SpA	29,878	659,278
DiaSorin SpAΔ	692	77,222
Enel SpA	450,316	1,846,847
Eni SpAΔ	128,261	1,363,248
FinecoBank Banca Fineco SpA	27,715	342,294
Infrastrutture Wireless Italiane SpA 144A	26,318	229,612
Intesa Sanpaolo SpA	830,817	1,373,354
Mediobanca Banca di Credito Finanziario SpA	21,353	167,081
Moncler SpA	19,299	787,873
Nexi SpA 144A*	24,702	199,546
Poste Italiane SpA 144A	25,999	196,423
Prysmian SpA	12,256	351,060
Recordati Industria Chimica e Farmaceutica SpA	26,898	984,427
Snam SpA	184,769	746,824
Terna - Rete Elettrica NazionaleΔ	90,920	553,751
UniCredit SpA	106,639	1,079,622
		12,502,874
Japan — 21.1%
Advantest CorporationΔ	8,900	411,008
Aeon Co., Ltd.Δ	32,800	612,491
AGC, Inc.	9,300	289,526
Aisin Corporation	18,800	483,907
Ajinomoto Co., Inc.	33,800	923,798
ANA Holdings, Inc.*	7,400	139,210
Asahi Intecc Co., Ltd.	7,400	118,018
Asahi Kasei Corporation	78,000	516,931
Bandai Namco Holdings, Inc.	11,800	768,986
Bridgestone Corporation	32,300	1,044,612
Brother Industries, Ltd.	21,000	362,808
Canon, Inc.	66,900	1,461,266
Capcom Co., Ltd.	8,400	211,490
Central Japan Railway Co.	7,300	856,954
Chugai Pharmaceutical Co., Ltd.	68,800	1,718,836
Dai Nippon Printing Co., Ltd.	11,500	230,394
Daifuku Co., Ltd.	4,700	221,074
Dai-ichi Life Holdings, Inc.	49,600	788,656
Daiichi Sankyo Co., Ltd.	108,300	3,027,079
Daikin Industries, Ltd.	13,200	2,031,072
Daito Trust Construction Co., Ltd.	3,500	327,398
Daiwa House Industry Co., Ltd.	35,400	719,774
Daiwa House REIT Investment CorporationΔ	101	210,937
Denso Corporation	29,500	1,348,834
Dentsu Group, Inc.	11,700	332,602
Disco Corporation	1,900	418,858
East Japan Railway Co.	17,300	887,222
Eisai Co., Ltd.	28,800	1,545,381
ENEOS Holdings, Inc.Δ	142,550	459,746
FANUC Corporation	9,800	1,376,060

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Fast Retailing Co., Ltd.	3,200	$1,695,822
Fuji Electric Co., Ltd.	5,000	183,254
FUJIFILM Holdings Corporation	14,900	680,555
Fujitsu, Ltd.	9,900	1,085,555
GLP J-REIT	288	319,407
GMO Payment Gateway, Inc.Δ	1,900	130,247
Hamamatsu Photonics KK	6,400	274,319
Hankyu Hanshin Holdings, Inc.	14,100	424,357
Hikari Tsushin, Inc.	1,200	140,963
Hirose Electric Co., Ltd.	1,805	236,715
Hitachi, Ltd.	50,200	2,136,316
Honda Motor Co., Ltd.	100,600	2,183,602
Hoya Corporation	20,600	1,984,987
Ibiden Co., Ltd.	4,100	112,089
Idemitsu Kosan Co., Ltd.	8,736	189,862
Inpex Corporation	52,800	492,470
Isuzu Motors, Ltd.	25,100	277,542
Ito En, Ltd.	15,500	626,975
ITOCHU CorporationΔ	61,300	1,479,655
Japan Airlines Co., Ltd.*	6,100	109,239
Japan Exchange Group, Inc.	25,800	348,689
Japan Metropolitan Fund Invest REIT	469	352,132
Japan Post Holdings Co., Ltd.	142,100	941,443
Japan Real Estate Investment Corporation REIT	83	342,408
JFE Holdings, Inc.	24,900	231,207
JSR Corporation	6,200	117,569
Kansai Electric Power Co., Inc. (The)	4,800	40,158
Kao Corporation	34,100	1,387,541
KDDI Corporation	84,500	2,470,465
Keisei Electric Railway Co., Ltd.	5,400	147,108
Keyence Corporation	10,900	3,603,110
Kikkoman CorporationΔ	9,000	510,220
Kintetsu Group Holdings Co., Ltd.	18,100	602,617
Kobayashi Pharmaceutical Co., Ltd.	2,300	134,786
Kobe Bussan Co., Ltd.	8,600	206,893
Koito Manufacturing Co., Ltd.	8,600	117,580
Komatsu, Ltd.	54,200	986,890
Konami Holdings Corporation	5,500	254,662
Kose Corporation	1,400	144,346
Kubota Corporation	52,500	729,587
Kyocera Corporation	25,100	1,264,506
Kyowa Kirin Co., Ltd.	53,600	1,232,382
Lasertec Corporation	4,200	422,444
Lixil CorporationΔ	12,900	189,279
M3, Inc.	21,000	586,357
Marubeni Corporation	114,100	995,579
Mazda Motor Corporation	20,700	137,451
McDonald’s Holdings Co. Japan, Ltd.	8,800	306,618
MEIJI Holdings Co., Ltd.Δ	8,000	355,123
MINEBEA MITSUMI, Inc.	14,700	217,470
MISUMI Group, Inc.	13,600	292,841
Mitsubishi Chemical Holdings Corporation	63,200	289,511
Mitsubishi CorporationΔ	67,300	1,840,670
Mitsubishi Electric Corporation	95,700	865,898
Mitsubishi Estate Co., Ltd.	66,800	880,169
Mitsubishi Heavy Industries, Ltd.	14,700	488,911
	Shares	Value
Mitsubishi UFJ Financial Group, Inc.	680,800	$3,084,111
Mitsui & Co., Ltd.	81,600	1,736,430
Mitsui Chemicals, Inc.	9,400	183,223
Mitsui Fudosan Co., Ltd.	52,400	998,219
Mitsui OSK Lines, Ltd.Δ	18,000	322,067
Mizuho Financial Group, Inc.	122,190	1,322,662
MonotaRO Co., Ltd.Δ	11,900	182,604
MS&AD Insurance Group Holdings, Inc.	24,200	640,882
Murata Manufacturing Co., Ltd.	30,300	1,394,624
NEC Corporation	11,400	365,031
Nexon Co., Ltd.	24,400	431,093
Nidec Corporation	22,800	1,276,256
Nihon M&A Center, Inc.	11,800	134,958
Nintendo Co., Ltd.	61,000	2,460,392
Nippon Building Fund, Inc. REIT	69	303,633
NIPPON EXPRESS HOLDINGS, INC.	4,000	203,316
Nippon Paint Holdings Co., Ltd.Δ	41,100	277,627
Nippon Prologis REIT, Inc.	121	265,282
Nippon Sanso Holdings Corporation	8,800	139,102
Nippon Shinyaku Co., Ltd.	9,600	489,808
Nippon Steel CorporationΔ	37,900	525,986
Nippon Telegraph & Telephone Corporation	80,200	2,163,180
Nippon Yusen KK	25,500	432,833
Nissan Chemical CorporationΔ	5,900	263,575
Nissan Motor Co., Ltd.	112,800	363,513
Nisshin Seifun Group, Inc.	16,300	164,637
Nissin Foods Holdings Co., Ltd.Δ	4,300	298,893
Nitori Holdings Co., Ltd.Δ	4,000	335,681
Nitto Denko Corporation	7,100	384,435
Nomura Holdings, Inc.	168,800	559,214
Nomura Real Estate Master Fund, Inc. REIT	184	203,365
Nomura Research Institute, Ltd.	18,157	443,453
NTT Data Corporation	31,300	404,305
Obic Co., Ltd.	3,600	482,737
Oji Holdings Corporation	31,000	115,030
Olympus Corporation	69,900	1,344,718
Omron CorporationΔ	8,300	380,283
Ono Pharmaceutical Co., Ltd.	52,300	1,221,662
Oracle Corporation	700	37,104
Oriental Land Co., Ltd.	12,100	1,641,109
ORIX Corporation	63,200	885,372
Osaka Gas Co., Ltd.	15,000	226,140
Otsuka Corporation	6,900	215,193
Otsuka Holdings Co., Ltd.	66,000	2,089,882
Pan Pacific International Holdings Corporation	18,800	331,647
Panasonic Corporation	118,600	832,814
Rakuten Group, Inc.Δ	37,400	160,053
Recruit Holdings Co., Ltd.	75,000	2,160,424
Renesas Electronics Corporation*	63,600	533,174
Resona Holdings, Inc.	94,500	345,819
Ricoh Co., Ltd.	26,200	191,842
Rohm Co., Ltd.	4,100	268,699
SBI Holdings, Inc.	9,400	168,684

	Shares	Value
Secom Co., Ltd.	12,500	$712,739
Seiko Epson Corporation	18,200	248,511
Sekisui House, Ltd.	33,600	556,493
Seven & i Holdings Co., Ltd.Δ	38,600	1,550,563
SG Holdings Co., Ltd.	13,100	179,426
Shimadzu Corporation	12,300	322,706
Shimano, Inc.	3,600	563,274
Shin-Etsu Chemical Co., Ltd.	22,600	2,236,424
Shionogi & Co., Ltd.	27,200	1,313,601
Shiseido Co., Ltd.	21,800	764,030
SMC Corporation	2,900	1,180,214
SoftBank Corporation	124,300	1,241,251
SoftBank Group Corporation	62,600	2,121,584
Sompo Holdings, Inc.	14,400	576,163
Sony Group CorporationΔ	70,400	4,534,778
Square Enix Holdings Co., Ltd.	7,600	327,569
Subaru Corporation	32,200	486,617
SUMCO Corporation	15,200	177,096
Sumitomo Corporation	54,900	678,255
Sumitomo Electric Industries, Ltd.	36,000	365,455
Sumitomo Metal Mining Co., Ltd.	10,900	312,356
Sumitomo Mitsui Financial Group, Inc.	67,200	1,862,883
Sumitomo Mitsui Trust Holdings, Inc.	17,200	489,163
Sumitomo Realty & Development Co., Ltd.Δ	21,100	479,857
Suntory Beverage & Food, Ltd.	9,900	352,333
Suzuki Motor Corporation	17,300	538,551
Sysmex Corporation	8,500	454,208
T&D Holdings, Inc.	22,500	213,863
Taisei Corporation	13,300	368,857
Takeda Pharmaceutical Co., Ltd.	135,136	3,509,185
TDK CorporationΔ	19,900	614,320
Terumo Corporation	35,100	986,669
TIS, Inc.	14,800	392,935
Tobu Railway Co., Ltd.	11,900	280,510
Tokio Marine Holdings, Inc.	104,700	1,860,847
Tokyo Electric Power Co. Holdings, Inc.*	56,100	179,331
Tokyo Electron, Ltd.	8,700	2,143,636
Tokyo Gas Co., Ltd.	23,400	395,017
Tokyu Corporation	27,000	307,922
TOPPAN, Inc.	15,000	223,441
Toray Industries, Inc.	89,700	441,488
Toshiba Corporation	22,800	812,257
Toyota Industries Corporation	6,500	310,510
Toyota Motor Corporation	604,080	7,895,600
Toyota Tsusho Corporation	10,000	309,748
Trend Micro, Inc.	8,500	457,833
Unicharm Corporation	25,000	820,122
USS Co., Ltd.	22,100	341,315
West Japan Railway Co.	9,300	355,484
Yakult Honsha Co., Ltd.	11,500	667,745
Yamaha Corporation	5,400	191,886
Yamaha Motor Co., Ltd.	14,300	267,924
Yamato Holdings Co., Ltd.	11,600	174,202
Yaskawa Electric Corporation	11,200	322,315
Yokogawa Electric Corporation	22,800	359,195
	Shares	Value
Z Holdings CorporationΔ	129,000	$341,936
ZOZO, Inc.	5,700	114,101
		149,316,549
Jersey — 1.0%
Experian PLC	66,013	1,932,372
Ferguson PLC	12,836	1,331,469
Glencore PLC	627,333	3,296,646
WPP PLC	75,700	624,918
		7,185,405
Netherlands — 5.2%
Adyen NV 144A*	1,355	1,689,905
Aegon NV	116,084	461,434
AerCap Holdings NV*	6,500	275,145
Airbus SE	31,375	2,704,537
Akzo Nobel NV	10,566	598,775
ArcelorMittal SA	34,529	687,069
Argenx SE*	3,299	1,174,036
ASM International NV	2,234	500,208
ASML Holding NV	22,665	9,389,635
CNH Industrial NV	50,290	562,858
Euronext NV 144A	4,841	306,369
EXOR NV*	6,961	446,713
Ferrari NVΔ	7,866	1,456,672
IMCD NV	2,480	294,033
ING Groep NV	200,643	1,719,195
JDE Peet's NV	20,956	612,714
Just Eat Takeaway.com NV 144AΔ*	6,526	101,230
Koninklijke Ahold Delhaize NV	58,297	1,484,909
Koninklijke DSM NV	9,526	1,083,969
Koninklijke KPN NV	184,467	499,235
Koninklijke Philips NV	46,682	718,739
NN Group NV	15,632	607,990
OCI NV	10,264	375,781
Prosus NV*	50,049	2,603,880
QIAGEN NVΔ*	31,801	1,324,338
Stellantis NV	122,584	1,448,017
STMicroelectronics NV	37,246	1,157,504
Universal Music Group NVΔ	34,973	655,046
Wolters Kluwer NV	17,451	1,699,267
		36,639,203
New Zealand — 0.2%
Auckland International Airport, Ltd.*	81,891	328,245
Fisher & Paykel Healthcare Corporation, Ltd.	28,390	294,259
Spark New Zealand, Ltd.	145,344	406,637
Xero, Ltd.Δ*	5,756	266,368
		1,295,509
Norway — 0.9%
Aker BP ASA	14,477	415,556
DNB Bank ASA	51,370	815,142
Equinor ASA	59,657	1,967,412
Gjensidige Forsikring ASA	8,027	137,737
Kongsberg Gruppen ASA	11,002	333,884
Mowi ASA	26,051	331,357
Norsk Hydro ASA	67,659	363,053

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Orkla ASA	106,700	$775,636
Salmar ASA	6,863	231,326
Telenor ASA	36,667	335,581
Yara International ASA	10,434	366,183
		6,072,867
Portugal — 0.2%
EDP - Energias de Portugal SA	154,225	669,339
Galp Energia SGPS SA	27,004	259,816
Jeronimo Martins SGPS SA	19,382	360,959
		1,290,114
Singapore — 1.2%
CapitaLand Ascendas REIT	157,957	294,644
CapitaLand Integrated Commercial Trust REITΔ	425,903	566,529
Capitaland Investment, Ltd.	174,460	419,727
DBS Group Holdings, Ltd.	90,460	2,092,644
Hongkong Land Holdings, Ltd.	52,200	229,368
Jardine Matheson Holdings, Ltd.	13,200	667,365
Keppel Corporation, Ltd.	84,500	406,605
Mapletree Logistics Trust REIT	7,947	8,587
Oversea-Chinese Banking Corporation, Ltd.	165,140	1,353,139
Singapore Airlines, Ltd.Δ*	62,850	222,131
Singapore Telecommunications, Ltd.	454,500	838,662
United Overseas Bank, Ltd.	56,959	1,031,675
UOL Group, Ltd.	7,561	34,786
Wilmar International, Ltd.	198,000	526,757
		8,692,619
Spain — 2.3%
Acciona SA	2,383	418,827
ACS Actividades de Construccion y Servicios SAΔ	9,329	209,617
Aena SME SA 144A*	3,930	407,854
Amadeus IT Group SA*	22,411	1,039,033
Banco Bilbao Vizcaya Argentaria SA	346,478	1,554,247
Banco Santander SA	896,523	2,086,120
CaixaBank SA	262,455	845,335
Cellnex Telecom SA 144A*	30,895	953,005
EDP Renovaveis SA	18,583	382,255
Enagas SA	17,674	273,575
Endesa SA	13,556	203,605
Ferrovial SA	28,940	656,898
Grifols SAΔ*	31,106	268,735
Iberdrola SA	334,462	3,118,585
Industria de Diseno Textil SA	56,903	1,174,287
Naturgy Energy Group SAΔ	15,059	348,369
Red Electrica Corporation SA	23,715	363,921
Repsol SA	75,615	868,835
Siemens Gamesa Renewable Energy SAΔ*	10,983	191,488
Telefonica SA	386,302	1,277,083
		16,641,674
Sweden — 2.7%
Alfa Laval AB	14,717	364,938
Alleima AB*	1	3
Assa Abloy AB, B Shares	57,054	1,068,967
	Shares	Value
Atlas Copco AB, A Shares	136,674	$1,270,297
Atlas Copco AB, B Shares	76,912	637,524
Boliden AB	12,271	379,124
Electrolux AB, B SharesΔ	13,970	145,196
Embracer Group ABΔ*	27,006	160,069
Epiroc AB, A Shares	31,158	445,731
Epiroc AB, B Shares	20,075	253,139
EQT ABΔ	12,795	247,227
Essity AB, B Shares	53,660	1,060,150
Fastighets AB Balder, B Shares*	28,806	114,984
Getinge AB, B Shares	12,152	207,813
H & M Hennes & Mauritz AB, B SharesΔ	42,435	392,316
Hexagon AB, B Shares	134,111	1,252,481
Industrivarden AB, A Shares	1,009	20,324
Industrivarden AB, C Shares	18,571	370,384
Investment AB Latour, B SharesΔ	9,171	151,742
Investor AB, A Shares	81,426	1,247,736
Investor AB, B Shares	120,422	1,757,105
Kinnevik AB, B Shares*	10,870	142,461
L E Lundbergforetagen AB, B Shares	5,888	212,560
Nibe Industrier AB, B Shares	74,413	663,781
Sagax AB, B Shares	11,741	193,292
Sandvik AB	51,379	700,376
Securitas AB, B SharesΔ	14,981	103,999
Skandinaviska Enskilda Banken AB, A Shares	79,780	760,364
Skanska AB, B Shares	13,311	165,665
SKF AB, B SharesΔ	17,959	240,590
Svenska Cellulosa AB SCA, B Shares	49,432	627,217
Svenska Handelsbanken AB, A SharesΔ	86,629	711,137
Swedbank AB, A Shares	41,659	546,806
Tele2 AB, B Shares	37,286	321,762
Telefonaktiebolaget LM Ericsson, B Shares	166,228	971,678
Telia Co. AB	126,527	364,408
Volvo AB, B Shares	76,978	1,089,313
		19,362,659
Switzerland — 10.3%
ABB, Ltd.	75,892	1,959,488
Alcon, Inc.	29,578	1,718,051
Bachem Holding AG Class BΔ	3,310	208,173
Baloise Holding AG	2,546	325,315
Barry Callebaut AG	404	761,546
Chocoladefabriken Lindt & Spruengli AG	65	628,181
Chocoladefabriken Lindt & Spruengli AG (Swiss Exchange)	8	796,691
Cie Financiere Richemont SA	33,303	3,143,651
Clariant AG*	21,609	345,176
Coca-Cola HBC AG CDI*	53,299	1,113,676
Credit Suisse Group AGΔ	127,458	504,171
EMS-Chemie Holding AG	477	301,108
Geberit AG	1,229	526,981
Givaudan SA	516	1,558,838
Holcim, Ltd.*	1,494	62,064
Holcim, Ltd. (Swiss Exchange)*	29,132	1,193,846

	Shares	Value
Julius Baer Group, Ltd.	11,052	$482,299
Kuehne + Nagel International AG	2,599	529,240
Logitech International SAΔ	9,124	417,127
Nestle SA	152,472	16,490,963
Novartis AG	132,422	10,095,455
Partners Group Holding AG	1,137	915,040
Roche Holding AG	40,482	13,178,218
Roche Holding AG (Swiss Exchange)Δ	2,975	1,162,127
SGS SA	189	404,412
SIG Group AG*	19,984	405,757
Sika AG	8,090	1,626,023
Sonova Holding AG	3,089	679,768
Straumann Holding AG	6,370	582,601
Swatch Group AG (The)	21,344	894,162
Swiss Life Holding AG	1,832	809,399
Swiss Prime Site AG	4,457	355,033
Swiss Re AG	16,099	1,187,366
Swisscom AG	1,391	651,323
Temenos AG	3,832	258,342
UBS Group AG	192,874	2,798,209
VAT Group AG 144A	1,112	225,657
Zurich Insurance Group AG	9,111	3,632,108
		72,927,585
United Kingdom — 13.0%
3i Group PLC	96,813	1,162,476
abrdn PLC	114,480	175,121
Admiral Group PLC	8,048	170,969
Anglo American PLC	70,083	2,104,300
Antofagasta PLC	23,560	288,699
Ashtead Group PLC	24,479	1,099,348
Associated British Foods PLC	48,376	675,939
Auto Trader Group PLC 144AΔ	54,162	307,156
AVEVA Group PLCΔ	8,238	284,230
Aviva PLC	246,585	1,057,564
BAE Systems PLC	197,243	1,733,061
Barclays PLC	1,028,179	1,635,972
Barratt Developments PLC	50,118	189,417
Berkeley Group Holdings PLC	15,143	553,256
BP PLC	1,077,787	5,150,088
British Land Co. PLC (The) REIT	129,240	500,592
BT Group PLC	453,308	609,383
Bunzl PLC	26,142	798,716
Burberry Group PLC	55,860	1,115,831
Coca-Cola Europacific Partners PLC	33,569	1,430,711
Compass Group PLC	128,923	2,567,169
Croda International PLC	8,431	602,176
Halma PLC	38,546	866,991
Hargreaves Lansdown PLCΔ	23,678	226,765
Hikma Pharmaceuticals PLC	58,868	887,317
HSBC Holdings PLC	1,173,312	6,075,247
Informa PLC	87,112	497,924
InterContinental Hotels Group PLCΔ	22,571	1,087,062
Intertek Group PLC	16,272	667,625
J Sainsbury PLCΔ	118,172	228,850
	Shares	Value
JD Sports Fashion PLC	159,615	$175,844
Johnson Matthey PLCΔ	13,222	266,942
Kingfisher PLC	252,818	615,414
Land Securities Group PLC REIT	93,472	540,105
Legal & General Group PLC	335,080	799,830
Lloyds Banking Group PLC	4,671,424	2,111,427
London Stock Exchange Group PLC	22,997	1,942,072
M&G PLC	308,841	568,923
Melrose Industries PLC	238,315	266,476
Mondi PLC	49,454	759,734
National Grid PLC	232,847	2,396,953
NatWest Group PLC	356,433	887,776
Next PLC	7,706	409,003
Ocado Group PLCΔ*	22,804	118,341
Pearson PLC	41,042	391,935
Persimmon PLC	15,563	212,844
Phoenix Group Holdings PLC	99,900	581,803
Prudential PLC	191,564	1,874,959
Reckitt Benckiser Group PLC	51,957	3,443,788
RELX PLC	137,525	3,360,527
Rentokil Initial PLC	164,319	870,969
Rio Tinto PLC	64,700	3,500,651
Rolls-Royce Holdings PLC*	419,124	320,987
Sage Group PLC (The)	115,730	891,884
Schroders PLCΔ	111,806	480,577
Segro PLC REIT	80,953	675,461
Severn Trent PLC	25,238	659,762
Shell PLC	434,066	10,768,280
Smith & Nephew PLC	86,838	1,002,353
Smiths Group PLC	48,466	807,298
Spirax-Sarco Engineering PLC	6,430	739,149
SSE PLC	61,288	1,034,909
St. James’s Place PLC	37,454	426,533
Standard Chartered PLC (London Exchange)	191,722	1,199,136
Taylor Wimpey PLC	203,676	198,327
Tesco PLC	610,319	1,400,726
Unilever PLC	168,793	7,416,740
United Utilities Group PLC	72,451	715,393
Vodafone Group PLC	1,776,417	1,988,166
Whitbread PLC	28,617	725,397
		92,297,349
Total Foreign Common Stocks (Cost $769,908,179)		649,509,605
FOREIGN PREFERRED STOCKS — 0.4%
Germany — 0.4%
Bayerische MotorenWerke AG
8.66%◊	7,785	505,544
Henkel AG & Co. KGaA
3.03%◊	8,912	529,257
Porsche Automobil Holding SE
4.47%◊	7,529	424,208

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Sartorius AG
0.34%◊	1,199	$414,739
Volkswagen AG
5.98%◊	11,005	1,344,723
Total Foreign Preferred Stocks (Cost $4,140,649)		3,218,471
RIGHTS — 0.0%
Securitas ABΔ* (Cost $41,327)	59,924	25,001
MONEY MARKET FUNDS — 8.2%
GuideStone Money Market Fund, 2.76% (Institutional Class)Ø∞	43,963,669	43,963,669
	Shares	Value
Northern Institutional Liquid Assets Portfolio (Shares), 2.97%Ø§	14,228,443	$14,228,443
Total Money Market Funds (Cost $58,192,112)		58,192,112
TOTAL INVESTMENTS — 100.6% (Cost $836,007,716)		712,208,534
Liabilities in Excess of Other Assets — (0.6)%		(4,475,686)
NET ASSETS — 100.0%		$707,732,848

Futures Contracts outstanding at September 30, 2022:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	12/2022	650	$53,969,500	$(4,091,888)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2022, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 3.0%
Consumer Discretionary — 0.9%
Lululemon Athletica, Inc.*	13,430	$3,754,491
Trip.com Group, Ltd. ADR*	161,877	4,420,861
		8,175,352
Financials — 0.9%
Everest Re Group, Ltd.	30,787	8,079,740
Health Care — 0.7%
Mettler-Toledo International, Inc.*	2,230	2,417,588
ResMed, Inc.	19,310	4,215,373
		6,632,961
Information Technology — 0.5%
EPAM Systems, Inc.*	12,550	4,545,484
Total Common Stocks (Cost $25,962,965)		27,433,537
FOREIGN COMMON STOCKS — 84.8%
Australia — 3.0%
ASX, Ltd.‡‡	2,303	105,992
Aurizon Holdings, Ltd.	387,243	856,447
Australia & New Zealand Banking Group, Ltd.	86,916	1,272,346
BHP Group, Ltd.‡‡	177,785	4,419,403
BlueScope Steel, Ltd.‡‡	280,421	2,723,349
Brambles, Ltd.	23,127	169,184
Cochlear, Ltd.	981	121,858
Computershare, Ltd.	4,169	66,496
CSL, Ltd.	21,870	3,977,435
Dexus REIT‡‡	55,775	277,456
Goodman Group REIT‡‡	50,048	505,826
GPT Group (The) REITΨ†††*	63,198	—
GPT Group (The) REIT (Athens Exchange)	104,984	258,384
Harvey Norman Holdings, Ltd.	532,380	1,377,236
Incitec Pivot, Ltd.	690,827	1,570,853
JB Hi-Fi, Ltd.	114,924	2,781,219
Mirvac Group REIT‡‡	355,598	442,969
Newcrest Mining, Ltd.	50,270	551,924
Orica, Ltd.	41,918	356,873
Pilbara Minerals, Ltd.*	17,704	51,080
Rio Tinto, Ltd.‡‡	4,796	290,122
Scentre Group REIT‡‡	186,809	305,223
Sonic Healthcare, Ltd.	83,482	1,628,334
South32, Ltd.	712,094	1,690,447
Stockland REIT‡‡	206,720	432,628
Suncorp Group, Ltd.	155,755	1,005,080
Vicinity Centres REIT‡‡	336,787	375,512
		27,613,676
Belgium — 0.1%
Ageas SA/NV	10,437	380,655
Etablissements Franz Colruyt NV	9,693	213,066
Groupe Bruxelles Lambert SA‡‡	415	29,023
KBC Group NV	3,973	188,535
Proximus SADP	43,578	451,820
		1,263,099
	Shares	Value
Canada — 3.1%
Agnico Eagle Mines, Ltd.	39,583	$1,671,590
Canadian National Railway Co.	73,100	7,894,069
Canadian Pacific Railway, Ltd.	89,620	5,979,446
Kinross Gold Corporation	540,243	2,033,709
Open Text Corporation	20,800	549,758
Restaurant Brands International, Inc.	4,270	227,079
Toronto-Dominion Bank (The)	122,170	7,492,846
Waste Connections, Inc.	19,610	2,649,899
		28,498,396
China — 0.8%
Tencent Holdings, Ltd.	209,000	7,059,251
Vipshop Holdings, Ltd. ADR*	49,716	418,111
		7,477,362
Denmark — 0.8%
AP Moeller - Maersk A/S Class B	1,716	3,118,364
Danske Bank A/S	12,095	150,542
DSV A/S	16,280	1,907,162
Genmab A/S*	3,031	975,084
H Lundbeck A/S	69,127	221,554
ISS A/S*	13,938	214,871
Pandora A/S	14,677	686,389
		7,273,966
Finland — 0.2%
Elisa OYJ	3,689	167,145
Kesko OYJ, B Shares	8,553	159,573
Kone OYJ Class B	3,871	149,144
Nokia OYJ	135,726	582,680
Nokian Renkaat OYJ	5,030	48,421
Nordea Bank Abp	80,401	688,090
UPM-Kymmene OYJ	10,100	320,518
		2,115,571
France — 9.9%
Accor SA*	38,326	802,378
Air Liquide SA	60,371	6,900,352
AXA SA	230,794	5,038,906
BNP Paribas SA	33,927	1,433,052
Bureau Veritas SA	161,349	3,610,594
Capgemini SE	64,317	10,297,187
Danone SA	95,364	4,509,319
Edenred	8,625	397,360
Engie SA	417,422	4,804,481
Hermes International	7,207	8,476,300
Kering SA	1,255	556,654
L’Oreal SA	33,837	10,819,113
Publicis Groupe SA	16,371	775,702
Sanofi	98,944	7,534,241
Schneider Electric SE	125,435	14,167,981
SCOR SE	124,206	1,795,694
TotalEnergies SE	147,793	6,933,647
Valeo	37,161	561,497
Worldline SA 144A*	28,200	1,114,625
		90,529,083

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Germany — 7.4%
adidas AG	21,350	$2,454,423
Allianz SE	7,574	1,193,165
BASF SE	12,578	482,724
Bayerische Motoren Werke AG	55,080	3,733,188
Beiersdorf AG	82,053	8,062,722
Continental AG	59,655	2,647,092
Daimler Truck Holding AG*	174,399	3,942,721
Deutsche Bank AG	203,507	1,506,762
Deutsche Boerse AG	71,305	11,688,798
Deutsche Post AG	119,940	3,614,950
Freenet AG	9,726	184,322
Fresenius Medical Care AG & Co. KGaA	14,000	394,422
Fresenius SE & Co. KGaA‡‡	44,202	942,175
GEA Group AG	7,564	244,794
HeidelbergCement AG	1,828	72,214
Henkel AG & Co. KGaA	10,810	612,637
HOCHTIEF AG	4,598	217,649
HUGO BOSS AG	3,960	184,381
Mercedes-Benz Group AG	38,140	1,928,626
METRO AG*	81,015	564,755
Muenchener Rueckversicherungs-Gesellschaft AG	2,473	595,302
ProSiebenSat.1 Media SE	153,698	1,088,944
SAP SE	184,778	15,058,514
Siemens AG	60,434	5,906,993
Siemens Energy AG	3,273	36,038
TeamViewer AG 144A*	36,195	279,335
thyssenkrupp AG*	98,584	417,699
Vonovia SE	8,154	175,978
		68,231,323
Hong Kong — 2.7%
AIA Group, Ltd.	1,622,926	13,512,331
Alibaba Group Holding, Ltd.*	304,261	3,036,324
Baidu, Inc. Class A*	269,878	3,972,929
Li Ning Co., Ltd.	317,500	2,409,153
Shenzhou International Group Holdings, Ltd.	163,400	1,261,703
Trip.com Group, Ltd.*	5,700	154,015
		24,346,455
India — 1.3%
Axis Bank, Ltd.	30,370	271,552
HDFC Bank, Ltd.	431,296	7,472,418
HDFC Bank, Ltd. ADR	66,134	3,863,548
		11,607,518
Ireland — 4.9%
Accenture PLC Class A	17,130	4,407,549
Aon PLC Class A	26,830	7,186,952
CRH PLC	92,116	2,961,702
ICON PLC*	19,940	3,664,573
Linde PLC	5,082	1,375,863
Medtronic PLC	86,751	7,005,143
Ryanair Holdings PLC ADR*	104,734	6,118,560
STERIS PLC	18,820	3,129,390
	Shares	Value
Willis Towers Watson PLC	43,277	$8,696,081
		44,545,813
Israel — 0.6%
Check Point Software Technologies, Ltd.*	51,350	5,752,227
Italy — 0.7%
Atlantia SpA	3,435	75,796
Buzzi Unicem SpA	53,555	757,593
Eni SpA‡‡	32,747	348,058
Intesa Sanpaolo SpA	874,637	1,445,789
Intesa Sanpaolo SpA (Milan Exchange)	21,900	38,024
Italgas SpA	10,531	48,903
Leonardo SpA	248,087	1,756,556
Snam SpA	11,787	47,642
UniCredit SpA	103,656	1,049,422
Unipol Gruppo SpA	228,106	885,957
		6,453,740
Japan — 19.9%
Advantest Corporation	8,900	411,008
Aeon Co., Ltd.Δ	19,300	360,399
AGC, Inc.	17,500	544,808
Aisin Corporation	21,800	561,126
Ajinomoto Co., Inc.	25,000	683,282
Alfresa Holdings Corporation	4,800	55,942
Amada Co., Ltd.	68,400	464,771
Bandai Namco Holdings, Inc.	8,400	547,414
Bridgestone Corporation	21,000	679,159
Brother Industries, Ltd.	24,800	428,459
Canon, Inc.	25,400	554,800
Central Japan Railway Co.	4,900	575,216
Chugai Pharmaceutical Co., Ltd.	24,900	622,079
Concordia Financial Group, Ltd.	138,700	430,442
Dai-ichi Life Holdings, Inc.	146,600	2,330,988
Daiichi Sankyo Co., Ltd.	46,300	1,294,125
Daikin Industries, Ltd.	53,500	8,231,995
Daito Trust Construction Co., Ltd.‡‡	74,333	6,953,279
Daiwa House Industry Co., Ltd.‡‡	40,300	819,404
Denso Corporation	14,800	676,703
Dentsu Group, Inc.	15,500	440,626
Disco Corporation	2,100	462,949
East Japan Railway Co.	12,600	646,185
Eisai Co., Ltd.	12,900	692,202
ENEOS Holdings, Inc.	276,200	890,787
FANUC Corporation	4,700	659,947
Fast Retailing Co., Ltd.	1,200	635,933
Fuji Electric Co., Ltd.	11,600	425,150
FUJIFILM Holdings Corporation	6,600	301,454
Fujitsu, Ltd.	10,300	1,129,416
Hakuhodo DY Holdings, Inc.	45,300	318,944
Hankyu Hanshin Holdings, Inc.	17,800	535,713
Haseko Corporation‡‡	29,300	317,815
Hino Motors, Ltd.*	416,300	1,721,147
Hitachi Construction Machinery Co., Ltd.	13,800	256,470
Hitachi, Ltd.‡‡	24,000	1,021,346

	Shares	Value
Honda Motor Co., Ltd.	44,000	$955,055
Hoya Corporation	70,200	6,764,374
Ibiden Co., Ltd.	14,100	385,477
Iida Group Holdings Co., Ltd.	118,700	1,606,767
Inpex Corporation	33,700	314,323
Ito En, Ltd.	9,400	380,230
ITOCHU Corporation	31,200	753,103
Japan Airlines Co., Ltd.*	7,600	136,101
Japan Exchange Group, Inc.	142,792	1,929,843
Japan Metropolitan Fund Invest REIT	166	124,635
Japan Post Holdings Co., Ltd.	295,300	1,956,425
Japan Post Insurance Co., Ltd.	101,800	1,425,819
Japan Real Estate Investment Corporation REIT	125	515,674
JFE Holdings, Inc.	114,800	1,065,966
JSR Corporation	20,100	381,151
JTEKT Corporation	86,400	549,724
Kajima Corporation	38,800	367,766
Kao Corporation	14,400	585,941
Kawasaki Kisen Kaisha, Ltd.	51,000	711,111
KDDI Corporation	43,500	1,271,778
Keyence Corporation	13,700	4,528,679
Kinden Corporation	17,100	180,412
Kintetsu Group Holdings Co., Ltd.	15,000	499,406
Koito Manufacturing Co., Ltd.	13,200	180,471
Komatsu, Ltd.	52,300	952,295
Kubota Corporation	313,220	4,352,785
Kuraray Co., Ltd.	44,000	307,614
KuritaWater Industries, Ltd.	11,600	411,837
Kyocera Corporation	13,100	659,961
Kyushu Electric Power Co., Inc.	12,800	68,239
Lasertec Corporation	26,200	2,635,247
Lixil Corporation	26,500	388,829
M3, Inc.	12,100	337,854
Makita Corporation	134,273	2,605,614
Marubeni Corporation	86,800	757,373
Mazda Motor Corporation	199,900	1,327,366
MINEBEA MITSUMI, Inc.	100,906	1,492,790
MISUMI Group, Inc.	20,600	443,568
Mitsubishi Chemical Holdings Corporation	85,400	391,206
Mitsubishi CorporationΔ	31,200	853,327
Mitsubishi Electric Corporation	78,900	713,891
Mitsubishi Estate Co., Ltd.‡‡	73,600	969,767
Mitsubishi HC Capital, Inc.	39,300	168,920
Mitsubishi Heavy Industries, Ltd.	18,400	611,971
Mitsubishi UFJ Financial Group, Inc.	274,000	1,241,255
Mitsui & Co., Ltd.	80,700	1,717,278
Mitsui Chemicals, Inc.	36,800	717,298
Mitsui Fudosan Co., Ltd.‡‡	53,800	1,024,889
Mitsui OSK Lines, Ltd.	50,600	905,365
Mizuho Financial Group, Inc.	371,000	4,015,938
Murata Manufacturing Co., Ltd.	13,700	630,572
Nabtesco Corporation	27,000	552,326
NEC Corporation	16,100	515,526
Nexon Co., Ltd.	18,700	330,387
NGK Insulators, Ltd.	8,800	109,531
NGK Spark Plug Co., Ltd.	41,100	728,932
	Shares	Value
NH Foods, Ltd.	12,300	$324,210
Nidec Corporation	10,000	559,762
Nifco, Inc.	2,700	56,426
Nihon M&A Center, Inc.	31,200	356,839
Nikon Corporation	16,100	152,580
Nintendo Co., Ltd.	30,000	1,210,029
Nippon Building Fund, Inc. REIT	16	70,408
NIPPON EXPRESS HOLDINGS, INC.	13,000	660,777
Nippon Steel Corporation	196,600	2,728,467
Nippon Telegraph & Telephone Corporation	32,100	865,811
Nippon Yusen KK	72,300	1,227,210
Nissan Motor Co., Ltd.	167,400	539,469
Nisshin Seifun Group, Inc.	35,800	361,594
Nitori Holdings Co., Ltd.Δ	3,700	310,505
Nomura Holdings, Inc.	218,600	724,195
Obayashi Corporation	134,500	863,217
Obic Co., Ltd.	3,700	496,147
Olympus Corporation	33,300	640,617
Omron Corporation	7,700	352,793
Oriental Land Co., Ltd.	5,100	691,707
ORIX Corporation	47,200	661,227
Osaka Gas Co., Ltd.	30,400	458,310
Otsuka Holdings Co., Ltd.	20,400	645,964
Panasonic Corporation	158,900	1,115,802
Pola Orbis Holdings, Inc.	40,700	459,699
Recruit Holdings Co., Ltd.	36,100	1,039,884
Renesas Electronics Corporation*	76,600	642,156
Ricoh Co., Ltd.	45,600	333,892
Ryohin Keikaku Co., Ltd.	119,300	998,252
Santen Pharmaceutical Co., Ltd.	76,400	513,517
SCREEN Holdings Co., Ltd.	23,000	1,247,956
Secom Co., Ltd.	8,000	456,153
Sekisui Chemical Co., Ltd.Δ	35,400	433,081
Sekisui House, Ltd.	216,745	3,589,794
Seven & i Holdings Co., Ltd.	23,900	960,064
Sharp Corporation	43,600	259,979
Shimamura Co., Ltd.	14,200	1,201,717
Shimano, Inc.	2,900	453,749
Shin-Etsu Chemical Co., Ltd.	8,500	841,133
Shinko Electric Industries Co., Ltd.	3,400	72,888
Shionogi & Co., Ltd.	12,100	584,359
Shiseido Co., Ltd.	14,400	504,680
SMC Corporation	15,500	6,308,041
SoftBank Corporation	75,900	757,932
SoftBank Group Corporation	26,000	881,169
Sohgo Security Services Co., Ltd.	13,800	347,244
Sojitz Corporation‡‡	63,260	926,870
Sony Group Corporation	29,900	1,925,993
Subaru Corporation	9,300	140,545
SUMCO Corporation	28,300	329,725
Sumitomo Corporation	104,400	1,289,797
Sumitomo Dainippon Pharma Co., Ltd.	109,400	778,120
Sumitomo Electric Industries, Ltd.	49,000	497,425
Sumitomo Forestry Co., Ltd.	60,400	919,442
Sumitomo Heavy Industries, Ltd.	20,100	372,285

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Sumitomo Metal Mining Co., Ltd.	30,600	$876,890
Sumitomo Mitsui Financial Group, Inc.	63,600	1,763,086
Sumitomo Mitsui Trust Holdings, Inc.	190,000	5,403,543
Sumitomo Realty & Development Co., Ltd.‡‡	6,000	136,452
Suzuki Motor Corporation	17,700	551,004
Sysmex Corporation	6,300	336,648
T&D Holdings, Inc.	47,400	450,539
Taisei Corporation	27,100	751,581
Takeda Pharmaceutical Co., Ltd.	43,200	1,121,809
TDK Corporation	17,000	524,796
Terumo Corporation	241,700	6,794,242
Tokio Marine Holdings, Inc.	410,208	7,290,680
Tokyo Electric Power Co. Holdings, Inc.*	152,700	488,126
Tokyo Electron, Ltd.‡‡	3,500	862,382
Tokyo Gas Co., Ltd.	20,700	349,438
Tokyu Corporation	42,500	484,692
Toshiba Corporation	17,500	623,443
Tosoh Corporation	70,500	785,748
Toyota Boshoku Corporation	57,600	706,000
Toyota Motor Corporation	268,900	3,514,645
Toyota Tsusho Corporation	22,600	700,030
Trend Micro, Inc.	9,200	495,537
Unicharm Corporation	13,400	439,585
USS Co., Ltd.	26,600	410,814
Yakult Honsha Co., Ltd.	9,300	540,003
Yamada Holdings Co., Ltd.	496,900	1,635,103
Yamaha Motor Co., Ltd.	3,700	69,323
Z Holdings Corporation	86,800	230,078
		182,669,289
Jersey — 1.9%
Experian PLC	454,660	13,309,080
Ferguson PLC	21,610	2,241,589
Glencore PLC	176,865	929,428
WPP PLC	73,043	602,984
		17,083,081
Mexico — 0.2%
Fomento Economico Mexicano SAB de CV ADR	19,841	1,245,023
Grupo Televisa SAB SA ADR	51,000	274,380
		1,519,403
Netherlands — 4.2%
Aalberts NV	9,036	294,691
Adyen NV 144A*	2,610	3,255,093
Aegon NV	223,521	888,496
Akzo Nobel NV	78,345	4,439,808
ArcelorMittal SA	120,731	2,402,343
ASM International NV	10,040	2,248,027
ASML Holding NV	9,538	3,961,235
ASR Nederland NV‡‡	24,371	936,891
CNH Industrial NV	85,847	960,822
Euronext NV 144A	85,701	5,423,693
EXOR NV*	15,878	1,018,950
Ferrari NVΔ	22,320	4,133,349
	Shares	Value
ING Groep NV‡‡	48,701	$417,291
Koninklijke Ahold Delhaize NV	8,728	222,315
Koninklijke Philips NVΔ	35,543	547,238
Koninklijke Vopak NV	7,243	131,784
NN Group NV	34,582	1,345,030
OCI NV	51,903	1,900,251
Prosus NV*	22,270	1,158,633
QIAGEN NV*	7,962	331,574
Randstad NV	1,364	58,871
Signify NV 144A	4,994	128,533
Stellantis NV	196,181	2,317,378
Universal Music Group NV	9,145	171,286
		38,693,582
New Zealand — 0.0%
Xero, Ltd.*	3,565	164,976
Nigeria — 0.0%
Afriland Properties PLCΨ†††*	364,373	—
Norway — 0.5%
DNB Bank ASA	15,435	244,923
Equinor ASA	64,047	2,112,189
Leroy Seafood Group ASA	26,361	103,974
Norsk Hydro ASA	74,949	402,171
Orkla ASA	35,109	255,218
Yara International ASA	30,283	1,062,787
		4,181,262
Portugal — 0.5%
Galp Energia SGPS SA	444,160	4,273,436
Singapore — 0.8%
CapitaLand Ascendas REIT‡‡	158,700	296,030
CapitaLand Integrated Commercial Trust REIT‡‡	233,640	310,784
City Developments, Ltd.	33,300	175,495
Mapletree Commercial Trust REIT	136,500	162,510
Oversea-Chinese Banking Corporation, Ltd.	6,200	50,802
Singapore Exchange, Ltd.‡‡	608,044	3,989,000
Wilmar International, Ltd.	954,200	2,538,543
		7,523,164
South Korea — 1.2%
Hana Financial Group, Inc.	69,082	1,696,308
KB Financial Group, Inc.	151,654	4,579,729
NAVER Corporation	3,745	498,895
Samsung Electronics Co., Ltd. GDR	4,456	4,051,188
		10,826,120
Spain — 1.0%
Aena SME SA 144A*	11,035	1,145,208
Amadeus IT Group SA*	167,260	7,754,616
		8,899,824
Sweden — 1.7%
Assa Abloy AB, B Shares	141,062	2,642,946
Atlas Copco AB, A Shares	183,450	1,705,050
Atlas Copco AB, B Shares	27,720	229,771
Elekta AB, B Shares	43,422	220,541

	Shares	Value
H & M Hennes & Mauritz AB, B SharesΔ	62,241	$575,424
Husqvarna AB, B Shares	9,506	52,695
Investor AB, B Shares‡‡	22,531	328,755
Millicom International Cellular SA SDR*	74,479	855,406
Saab AB, B Shares	3,609	112,445
Sandvik AB	88,579	1,207,470
Securitas AB, B Shares	15,360	106,630
Skandinaviska Enskilda Banken AB, A Shares	58,484	557,397
Skanska AB, B Shares	11,760	146,362
SKF AB, B SharesΔ	48,787	653,581
SSAB AB, B Shares	683,994	2,914,826
Svenska Handelsbanken AB, A Shares	71,866	589,948
Swedbank AB, A Shares	47,786	627,227
Telefonaktiebolaget LM Ericsson, B Shares‡‡	268,836	1,571,468
Volvo AB, B Shares	57,103	808,063
		15,906,005
Switzerland — 12.6%
ABB, Ltd.	3,901	100,722
Adecco Group AG‡‡	35,786	987,678
Alcon, Inc.	62,140	3,609,429
Baloise Holding AG	6,418	820,059
Barry Callebaut AG	616	1,161,169
BKW AG	4,357	519,205
Bucher Industries AG	1,525	475,759
Chubb, Ltd.	46,507	8,458,693
Cie Financiere Richemont SA	2,552	240,897
Credit Suisse Group AG	253,384	1,002,282
DKSH Holding AG	11,485	833,314
Georg Fischer AG	1,068	50,882
Holcim, Ltd. (Swiss Exchange)*	19,604	803,383
Julius Baer Group, Ltd.	131,069	5,719,728
Nestle SA‡‡	198,208	21,437,647
Novartis AG‡‡	257,397	19,623,173
OC Oerlikon Corporation AG	82,177	526,033
Roche Holding AG‡‡	60,947	19,840,246
Schindler Holding AG	1,715	266,167
Sika AG	41,937	8,428,991
Sulzer AG	2,409	138,583
Swatch Group AG (The) (Swiss Exchange)	2,466	553,860
Swiss Re AG	9,555	704,719
Temenos AG	28,597	1,927,922
UBS Group AG	668,757	9,702,303
Zurich Insurance Group AG	19,446	7,752,164
		115,685,008
Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	125,804	8,625,122
Turkey — 0.0%
Yapi ve Kredi Bankasi AS	1	—
United Kingdom — 3.9%
Ashtead Group PLC	9,120	409,578
Atlassian Corporation PLC Class A*	17,530	3,691,643
	Shares	Value
BP PLC ADR	160,435	$4,580,419
Compass Group PLC	446,804	8,896,951
Haleon PLC*	1,429,831	4,458,164
Informa PLC	68,000	388,681
Liberty Global PLC Class A*	252,969	3,943,787
Lloyds Banking Group PLC‡‡	5,916,810	2,674,327
Prudential PLC	69,900	684,156
Reckitt Benckiser Group PLC	3,540	234,636
Rolls-Royce Holdings PLC*	166,238	127,314
Schroders PLC	149,200	641,309
Smiths Group PLC	195,196	3,251,377
Vodafone Group PLC ADR	200,203	2,268,300
		36,250,642
Total Foreign Common Stocks (Cost $920,459,892)		778,009,143
FOREIGN PREFERRED STOCKS — 0.6%
Germany — 0.5%
Henkel AG & Co. KGaA
3.03%◊	70,740	4,201,039
Porsche Automobil Holding SE
4.47%‡‡◊	2,638	148,633
Volkswagen AG
5.98%◊	4,233	517,239
		4,866,911
South Korea — 0.1%
Samsung Electronics Co., Ltd.
3.08%◊	17,300	561,954
Total Foreign Preferred Stocks (Cost $9,097,925)		5,428,865
MONEY MARKET FUNDS — 7.6%
GuideStone Money Market Fund, 2.76% (Institutional Class)Ø∞	67,338,123	67,338,123
Northern Institutional Liquid Assets Portfolio (Shares), 2.97%Ø§	2,720,696	2,720,696
Northern Institutional U.S. Government Portfolio (Shares), 2.31%Ø	71	71
Total Money Market Funds (Cost $70,058,890)		70,058,890
TOTAL INVESTMENTS — 96.0% (Cost $1,025,579,672)		880,930,435
FOREIGN COMMON STOCKS SOLD SHORT — (0.0)%
United Kingdom — (0.0)%
Ocado Group PLC* (Proceeds $(803,636))	(47,886)	(248,503)
TOTAL SECURITIES SOLD SHORT — (0.0)% (Proceeds $(803,636))		(248,503)
Other Assets in Excess of Liabilities — 4.0%		36,293,328
NET ASSETS — 100.0%		$916,975,260

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Futures Contracts outstanding at September 30, 2022:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
AEX Index	10/2022	(88)	$(11,050,495)	$805,169
CAC40 10 Euro	10/2022	182	10,280,303	(978,232)
IBEX 35 Index	10/2022	(2)	(144,330)	5,468
OMXS30 Index	10/2022	(303)	(4,996,463)	300,912
Hang Seng Index	10/2022	(5)	(548,114)	13,940
MSCI Singapore Index	10/2022	(27)	(527,593)	2,190
Topix Index®	12/2022	301	38,183,929	(1,421,267)
ASX SPI 200 Index	12/2022	113	11,684,135	(903,198)
DAX Index	12/2022	(57)	(16,945,995)	1,190,580
FTSE 100 Index	12/2022	40	3,088,154	(243,046)
FTSE/MIB Index	12/2022	227	22,835,572	(2,004,822)
MSCI EAFE Index	12/2022	140	11,624,200	(291,099)
S&P/TSX 60 Index	12/2022	(59)	(9,533,283)	689,841
Total Futures Contracts outstanding at September 30, 2022			$53,950,020	$(2,833,564)
Forward Foreign Currency Contracts outstanding at September 30, 2022:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/21/22	United States Dollar	39,483,904	New Zealand Dollar	64,919,000	CITI	$3,134,036
12/21/22	United States Dollar	29,352,055	British Pound	25,322,000	CITI	1,041,351
12/21/22	United States Dollar	25,598,912	Canadian Dollar	34,121,000	CITI	886,296
12/21/22	United States Dollar	30,438,318	Japanese Yen	4,239,371,000	CITI	858,226
12/21/22	United States Dollar	42,164,008	Swiss Franc	40,455,000	CITI	799,487
12/21/22	United States Dollar	16,257,420	Australian Dollar	24,181,000	CITI	766,144
12/21/22	United States Dollar	16,417,307	Euro	16,259,000	CITI	374,481
12/21/22	United States Dollar	7,347,852	Norwegian Krone	76,123,000	CITI	341,875
12/21/22	British Pound	9,437,000	United States Dollar	10,215,177	CITI	335,652
12/21/22	United States Dollar	5,301,151	Swedish Krona	56,390,000	CITI	191,407
12/21/22	Euro	2,287,000	United States Dollar	2,232,503	CITI	24,090
12/21/22	United States Dollar	910,404	Singapore Dollar	1,276,000	CITI	20,928
12/21/22	United States Dollar	816,146	Danish Krone	6,005,000	CITI	19,141
12/21/22	Swedish Krona	5,897,000	United States Dollar	525,880	CITI	8,473
12/21/22	United States Dollar	199,793	Israeli Shekel	682,000	CITI	7,100
12/21/22	Japanese Yen	230,680,000	United States Dollar	1,607,343	CITI	2,220
12/21/22	Danish Krone	1,347,000	United States Dollar	177,198	CITI	1,581
12/21/22	United States Dollar	1,325,809	Hong Kong Dollar	10,389,000	CITI	440
12/21/22	Singapore Dollar	10,000	United States Dollar	6,943	CITI	28
Subtotal Appreciation						$8,812,956
12/21/22	United States Dollar	6,110	Swiss Franc	6,000	CITI	$(24)
12/21/22	United States Dollar	45,925	Singapore Dollar	66,000	CITI	(83)
12/21/22	United States Dollar	273,067	Norwegian Krone	2,982,000	CITI	(1,381)
12/21/22	United States Dollar	235,895	Danish Krone	1,795,000	CITI	(2,343)
12/21/22	Singapore Dollar	493,000	United States Dollar	349,042	CITI	(5,381)
12/21/22	Swedish Krona	2,073,000	United States Dollar	194,871	CITI	(7,028)
12/21/22	Hong Kong Dollar	56,965,987	United States Dollar	7,274,778	CITI	(7,384)
12/21/22	Danish Krone	4,387,000	United States Dollar	594,616	CITI	(12,358)
12/21/22	United States Dollar	1,412,751	Euro	1,446,000	CITI	(14,024)
12/21/22	United States Dollar	2,250,650	Swedish Krona	25,287,000	CITI	(40,715)
12/21/22	New Zealand Dollar	7,156,000	United States Dollar	4,067,284	CITI	(60,450)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/21/22	Israeli Shekel	6,609,000	United States Dollar	1,983,389	CITI	$(116,074)
12/21/22	Japanese Yen	1,768,166,000	United States Dollar	12,589,398	CITI	(252,069)
12/21/22	Swiss Franc	9,051,000	United States Dollar	9,578,361	CITI	(323,874)
12/21/22	Euro	44,202,000	United States Dollar	44,162,189	CITI	(547,883)
12/21/22	British Pound	32,453,000	United States Dollar	37,890,394	CITI	(1,607,032)
12/21/22	Canadian Dollar	52,780,000	United States Dollar	40,461,411	CITI	(2,234,751)
12/21/22	Australian Dollar	72,904,000	United States Dollar	49,874,886	CITI	(3,169,787)
12/21/22	Norwegian Krone	413,893,000	United States Dollar	41,720,007	CITI	(3,627,381)
Subtotal Depreciation						$(12,030,022)
Total Forward Foreign Currency Contracts outstanding at September 30, 2022						$(3,217,066)
Swap Agreements outstanding at September 30, 2022:
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Increase in total return of Swiss Market Index (At Termination)	Decrease in total return of Swiss Market Index (At Termination)	12/16/2022	GSC	CHF	13,952,240	$1,481,352	$—	$1,481,352
Increase in total return of Swiss Market Index (At Termination)	Decrease in total return of Swiss Market Index (At Termination)	12/16/2022	JPM	CHF	2,769,930	115,252	—	115,252
MSCI Spain Net Return EUR Index (Monthly)	Financing Index: Euro Short Term Rate - 0.95%	12/21/2022	GSC	EUR	1,136,341	105,395	—	105,395
MSCI Sweden Net Return SEK Index (Monthly)	Financing Index: 1-Month STIBOR - 0.87%	12/21/2022	GSC	SEK	15,451,329	76,524	—	76,524
MSCI Switzerland Net Return CHF Index (Monthly)	Financing Index: Swiss Average Rate Overnight - 0.83%	12/21/2022	GSC	CHF	2,052,563	96,657	—	96,657
Subtotal Appreciation						$1,875,180	$ —	$1,875,180
Financing Index: Bank of Japan Unsecured Overnight Call Rate - 0.55%	MSCI Japan Net Return JPY Index (Monthly)	12/21/2022	GSC	JPY	51,477,429	$(20,618)	$—	$(20,618)
Financing Index: Euro Short Term Rate - 0.13%	MSCI Italy Net Return EUR Index (Monthly)	12/21/2022	GSC	EUR	4,061,995	(303,142)	—	(303,142)
Decrease in total return of Tel Aviv 35 Index (At Termination)	Increase in total return of Tel Aviv 35 Index (At Termination)	12/30/2022	GSC	ILS	5,695,413	(130,378)	—	(130,378)
Subtotal Depreciation						$(454,138)	$ —	$(454,138)
Net Total Return Swaps outstanding at September 30, 2022						$1,421,042	$ —	$1,421,042
Total Return Basket Swap Agreements outstanding at September 30, 2022:
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of short equity positions and receives the RBA minus a specified spread(-0.40%), which is denominated in AUD based on the local currencies of the positions within the swap (Monthly).	41-60 months maturity ranging from 2/19/2026 - 09/27/2027	GSC	$14,267,261	$757,768	$—	$757,768

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of short equity positions and receives the SSARON minus a specified spread(-7.50 to -0.35%), which is denominated in CHF based on the local currencies of the positions within the swap (Monthly).	35-60 months maturity ranging from 08/08/2025 - 09/27/2027	GSC	$3,282,819	$351,608	$—	$351,608
The Fund receives the total return on a portfolio of short equity positions and receives the DETNT/N minus a specified spread (-1.25 to -0.35%), which is denominated in DKK based on the local currencies of the positions within the swap.	35-60 months maturity ranging from 08/08/2025 - 09/01/2027	GSC	17,960,306	632,152	—	632,152
The Fund receives the total return on a portfolio of short equity positions and receives the NOWA minus a specified spread (-0.35%), which is denominated in NOK based on the local currencies of the positions within the swap (Monthly).	44-60 months maturity ranging from 05/11/2025 - 09/27/2027	GSC	14,796,865	312,877	—	312,877
The Fund receives the total return on a portfolio of short equity positions and receives the MUTSCALM minus a specified spread(-0.33% to -0.30%), which is denominated in JPY based on the local currencies of the positions within the swap (Monthly).*	35-60 months maturity ranging from 08/08/2025 - 09/15/2027	GSC	1,389,247,967	596,252	—	596,252
The Fund receives the total return on a portfolio of short equity positions and receives the STIBOR minus a specified spread (-6.50 to -0.35%), which is denominated in SEK based on the local currencies of the positions within the swap (Monthly).	37-56 months maturity ranging from 10/15/2025 - 05/12/2027	GSC	40,027,606	265,061	—	265,061
Subtotal Appreciation				$2,915,718	$ —	$2,915,718

*The following table represents disclosures associated with the underlying components of the total return basket swap as of year end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Kobe Bussan Co., Ltd.	(51,100)	$177,920,592	$(14,976)	(2.51)%
MonotaRO Co., Ltd.	(78,800)	175,003,777	104,120	17.46
BayCurrent Consulting, Inc.	(4,400)	165,210,349	126,112	21.15
Nippon Paint Holdings Co., Ltd.	(142,100)	138,922,418	118,967	19.95
JSR Corporation	(39,100)	107,308,982	109,425	18.35
ANA Holdings, Inc.	(38,100)	103,734,051	(23,201)	(3.89)
Nexon Co., Ltd.	(35,500)	90,775,326	65,453	10.98
Fast Retailing Co., Ltd.	(1,000)	76,698,846	45,422	7.62
Capcom Co., Ltd.	(20,300)	73,971,774	24,614	4.13
Japan Airport Terminal Co., Ltd.	(8,800)	53,227,057	(1,809)	(0.30)
Asahi Intecc Co., Ltd.	(17,100)	39,470,213	9,262	1.55
Koei Tecmo Holdings Co., Ltd.	(15,200)	36,212,105	(2,161)	(0.36)
Aeon Co., Ltd.	(12,500)	33,782,713	(6,726)	(1.13)
Oriental Land Co., Ltd.	(1,300)	25,518,435	1,593	0.27
Obic Co., Ltd.	(1,200)	23,288,850	11,935	2.00
Kansai Electric Power Co., Inc. (The)	(10,900)	13,198,396	9,409	1.58

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Chubu Electric Power Co., Inc.	(9,100)	$11,844,935	$5,859	0.98%
Tokio Marine Holdings, Inc.	(4,500)	11,575,373	(1,235)	(0.21)
Keisei Electric Railway Co., Ltd.	(2,100)	8,279,802	(2,913)	(0.49)
Zensho Holdings Co., Ltd.	(2,300)	8,229,807	(1,044)	(0.18)
Trend Micro, Inc.	(1,000)	7,795,555	3,028	0.51
Lasertec Corporation	(500)	7,278,611	15,118	2.54
		$1,389,247,967	$596,252	100.00%

Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of long equity positions and pays HIBOR plus a specified spread (0.33%), which is denominated in HKD based on the local currencies of the positions within the swap (Monthly).	35-51 months maturity ranging from 08/08/2025 - 12/16/2026	GSC	$53,430,373	$(714,138)	$—	$(714,138)
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EONIA plus or minus a specified spread(-.35% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swap (Monthly).**	35-60 months maturity ranging from 08/08/2025 - 09/27/2027	GSC	44,906,275	(1,016,960)	—	(1,016,960)
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the SONIA plus or minus a specified spread(-0.25% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swap (Monthly).***	35-60 months maturity ranging from 08/08/2025 - 09/27/2027	GSC	32,154,114	(1,598,112)	—	(1,598,112)
The Fund receives the total return on a portfolio of long equity positions and pays 1-Month LIBOR plus a specified spread (0.25%), which is denominated in HKD based on the local currencies of the positions within the swap (Monthly).	60 months to maturity 09/27/2027	GSC	8,439	(2,089)	—	(2,089)
Subtotal Depreciation				$(3,331,299)	$ —	$(3,331,299)
Net Total Return Basket Swaps				$(415,581)	$ —	$(415,581)

**The following table represents disclosures associated with the underlying components of the total return basket swap as of year end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
TotalEnergies SE	77,228	$3,696,872	$(82,799)	8.14%
Repsol SA	284,547	3,336,071	(357,783)	35.18
Orange SA	281,457	2,597,468	(240,701)	23.67
Cie de St-Gobain	62,588	2,283,427	(301,265)	29.62
Cellnex Telecom SA	(70,113)	2,206,772	460,467	(45.28)
Ferrari NV	(11,285)	2,132,363	73,162	(7.19)
Electricite de France SA	172,979	2,046,952	(27,316)	2.69
Banco Santander SA	809,481	1,921,925	(128,296)	12.62
Sodexo SA	19,572	1,499,785	(52,755)	5.19
CaixaBank SA	(448,745)	1,474,774	18,466	(1.82)

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Unibail-Rodamco-Westfield REIT	(33,054)	$1,395,614	$314,332	(30.91)%
STMicroelectronics NV	39,465	1,251,430	(202,855)	19.95
Ipsen SA	11,412	1,077,682	(69,399)	6.82
Argenx SE	(2,930)	1,063,944	87,067	(8.56)
Nexi SpA	(116,838)	963,044	29,124	(2.86)
Dassault Aviation SA	8,031	932,293	(126,629)	12.45
Eiffage SA	11,304	924,955	(81,861)	8.05
Rexel SA	59,580	911,087	(105,677)	10.39
Aeroports de Paris	(7,545)	889,653	118,344	(11.64)
Rubis	39,713	843,258	(139,386)	13.71
Delivery Hero SE	(21,902)	816,303	253,623	(24.94)
Telefonica SA	239,789	808,860	(104,213)	10.25
Bouygues SA	26,299	701,947	(78,884)	7.76
Worldline SA	(16,006)	645,527	56,328	(5.54)
Mapfre SA	408,108	644,913	(28,954)	2.85
Carrefour SA	43,943	621,856	(102,068)	10.04
BNP Paribas SA	13,946	601,060	(76,537)	7.53
Publicis Groupe SA	10,470	506,195	(32,191)	3.16
Acerinox SA	54,773	444,443	(44,168)	4.34
Zalando SE	(21,511)	428,726	22,612	(2.22)
Eutelsat Communications SA	52,699	415,344	(66,477)	6.54
DiaSorin SpA	(3,105)	353,548	93,979	(9.24)
Sanofi	4,227	328,423	(11,853)	1.16
Enagas SA	20,068	316,955	(38,998)	3.83
Alstom SA	(17,858)	294,747	90,610	(8.91)
Endesa SA	18,322	280,790	(38,723)	3.81
Koninklijke DSM NV	(2,383)	276,683	25,121	(2.47)
Industria de Diseno Textil SA	12,580	264,894	(5,322)	0.52
Valeo	(16,575)	255,544	59,740	(5.87)
Societe Generale SA	12,207	246,321	(34,019)	3.34
Amundi SA	5,356	227,514	(49,299)	4.85
Renault SA	8,236	227,369	(14,365)	1.41
Air Liquide SA	(1,678)	195,698	7,019	(0.69)
Banco de Sabadell SA	279,648	190,283	(28,205)	2.77
Soitec	(1,520)	177,093	44,408	(4.37)
Vinci SA	1,847	152,390	(21,414)	2.11
Credit Agricole SA	18,152	150,358	(23,680)	2.33
Rheinmetall AG	(768)	120,654	(2,056)	0.20
Infrastrutture Wireless Italiane SpA	(12,295)	109,452	6,397	(0.63)
SES SA	18,934	105,816	(20,819)	2.05
Other	(9,945)	547,200	(38,791)	3.81
		$44,906,275	$(1,016,959)	100.00%

***The following table represents disclosures associated with the underlying components of the total return basket swap as of year end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Shell PLC	221,755	$4,927,037	$(146,018)	9.14%
BP PLC	593,427	2,539,632	(94,997)	5.94
Rio Tinto PLC	44,576	2,160,068	(5,770)	0.36
InterContinental Hotels Group PLC	45,240	1,951,407	(252,156)	15.78
HSBC Holdings PLC	351,866	1,631,735	(235,294)	14.72
Tesco PLC	739,760	1,520,579	(290,934)	18.20
Associated British Foods PLC	99,642	1,246,930	(112,478)	7.04

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Barclays PLC	704,912	$1,004,532	$(208,606)	13.05%
Carnival PLC	(160,637)	895,701	410,169	(25.67)
Compass Group PLC	49,953	890,856	(74,738)	4.68
Centrica PLC	1,159,090	814,600	(205,727)	12.87
Antofagasta PLC	(74,221)	814,552	79,008	(4.94)
Coca-Cola HBC AG CDI	38,117	713,313	(41,959)	2.63
Unilever PLC	17,293	680,535	(4,176)	0.26
Inchcape PLC	91,081	617,676	(75,855)	4.75
Hikma Pharmaceuticals PLC	44,350	598,708	31,285	(1.96)
AVEVA Group PLC	(19,188)	592,924	(30,813)	1.93
Barratt Developments PLC	168,202	569,348	(158,003)	9.89
Aviva PLC	133,855	514,158	(88,817)	5.56
Vodafone Group PLC	508,414	509,620	(47,406)	2.97
Rolls-Royce Holdings PLC	(717,691)	492,271	99,550	(6.23)
Marks & Spencer Group PLC	497,386	485,921	(111,475)	6.98
Whitbread PLC	18,944	430,076	(75,988)	4.76
Burberry Group PLC	23,546	421,247	14,789	(0.93)
Royal Mail PLC	229,465	418,323	(197,422)	12.35
ConvaTec Group PLC	(203,125)	413,431	71,628	(4.48)
Ocado Group PLC	(86,491)	401,991	282,571	(17.68)
DCC PLC	8,353	388,512	(27,212)	1.70
Reckitt Benckiser Group PLC	6,254	371,255	(5,984)	0.37
Man Group PLC	167,195	370,774	(65,329)	4.09
Intertek Group PLC	9,680	355,704	(35,599)	2.23
London Stock Exchange Group PLC	3,641	275,383	30,028	(1.88)
BAE Systems PLC	32,455	255,397	(6,195)	0.39
SSE PLC	15,619	236,212	(48,735)	3.05
Haleon PLC	71,716	200,267	3,636	(0.23)
Howden Joinery Group PLC	37,343	186,842	(35,460)	2.22
Airtel Africa PLC	143,869	184,811	(20,927)	1.31
3i Group PLC	15,222	163,698	(15,681)	0.98
WH Smith PLC	(11,048)	130,458	32,106	(2.01)
Smiths Group PLC	8,139	121,420	(4,245)	0.27
Standard Chartered PLC	20,559	115,165	(8,807)	0.55
easyJet PLC	(34,372)	100,445	32,211	(2.02)
Direct Line Insurance Group PLC	53,369	98,615	88,880	(5.56)
Croda International PLC	(1,448)	92,626	7,706	(0.48)
Lloyds Banking Group PLC	212,045	85,838	(13,129)	0.82
Kingfisher PLC	38,725	84,425	(10,520)	0.66
Legal & General Group PLC	19,501	41,690	(10,621)	0.66
TUI AG	35,098	37,406	(14,603)	0.91
		$32,154,114	$(1,598,112)	100.00%
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2022, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 3.0%
Consumer Discretionary — 2.2%
Coupang, Inc.*	41,214	$687,037
H World Group, Ltd. ADRΔ	48,599	1,630,011
Li Auto, Inc. ADR*	39,138	900,565
MercadoLibre, Inc.*	4,164	3,446,876
NIO, Inc. ADR*	36,022	568,067
Pinduoduo, Inc. ADR*	15,227	952,906
Trip.com Group, Ltd. ADR*	9,765	266,682
XPeng, Inc. ADRΔ*	11,092	132,549
Yum China Holdings, Inc.	110,120	5,211,980
		13,796,673
Financials — 0.3%
Patria Investments, Ltd. Class A	145,271	1,895,787
Health Care — 0.0%
BeiGene, Ltd. ADRΔ*	1,264	170,413
Industrials — 0.4%
ZTO Express Cayman, Inc. ADR	106,082	2,549,150
Information Technology — 0.0%
TDCX, Inc. ADRΔ*	26,666	249,860
Materials — 0.0%
Southern Copper Corporation	2,441	109,454
Real Estate — 0.1%
KE Holdings, Inc. ADR*	21,319	373,509
Total Common Stocks (Cost $24,660,501)		19,144,846
FOREIGN COMMON STOCKS — 86.3%
Brazil — 4.5%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	235,193	87,636
B3 SA - Brasil Bolsa Balcao	1,798,900	4,385,243
Banco Bradesco SA	566,300	1,717,476
Banco BTG Pactual SA*	369,800	1,708,346
Banco do Brasil SA	256,100	1,825,437
Caixa Seguridade Participacoes S/A	419,924	666,354
Hapvida Participacoes e Investimentos SA 144A*	433,900	611,314
JBS SA	265,200	1,240,863
Klabin SA	277,700	935,903
Localiza Rent a Car SA	202,500	2,286,517
Magazine Luiza SA*	1,391,700	1,163,545
Petroleo Brasileiro SA	338,900	2,090,816
Raia Drogasil SA	978,000	4,124,593
Rede D'Or Sao Luiz SA 144A	84,871	469,325
Sao Martinho SA	75,600	356,953
Telefonica Brasil SA	135,400	1,015,309
Vale SA	162,700	2,177,034
Vale SA ADRΔ	37,236	495,983
Vibra Energia SA	453,023	1,451,192
		28,809,839
Canada — 0.3%
Parex Resources, Inc.	133,543	1,949,949
Chile — 0.8%
Banco de Chile ADR	7,668	135,493
	Shares	Value
Banco de Credito e Inversiones SA	2,174	$55,248
Banco Santander Chile ADRΔ	3,609	50,562
Cencosud SA	1,348,067	1,705,956
Cia Sud Americana de Vapores SA	719,570	49,577
Empresas CMPC SA	62,010	94,366
Empresas COPEC SA	23,974	153,581
Falabella SA	1,527,021	3,045,306
		5,290,089
China — 12.8%
Agricultural Bank of China, Ltd. Class A	134,600	53,865
Agricultural Bank of China, Ltd. Class H	2,279,000	682,094
Aier Eye Hospital Group Co., Ltd. Class A	9,922	39,755
Alibaba Group Holding, Ltd. ADR*	63,984	5,118,080
Aluminum Corporation of China, Ltd. Class H	1,266,000	409,412
Angel Yeast Co., Ltd. Class A	8,700	50,506
Anhui Conch Cement Co., Ltd. Class A	15,100	60,706
Anjoy Foods Group Co., Ltd. Class A	1,200	26,001
Asia - Potash International Investment Guangzhou Co., Ltd. Class A	5,800	23,738
Avary Holding Shenzhen Co., Ltd. Class A	9,000	32,503
Baidu, Inc. ADR*	12,136	1,425,859
Bank of Beijing Co., Ltd. Class A	141,300	81,236
Bank of Chengdu Co., Ltd. Class A	6,100	13,943
Bank of China, Ltd. Class A	76,900	33,250
Bank of China, Ltd. Class H*	4,039,000	1,319,119
Bank of Communications Co., Ltd. Class A	110,200	71,227
Bank of Jiangsu Co., Ltd. Class A	71,800	74,571
Bank of Ningbo Co., Ltd. Class A	700	3,084
Bank of Shanghai Co., Ltd. Class A	85,980	70,365
Baoshan Iron & Steel Co., Ltd. Class A	51,500	37,834
Beijing Easpring Material Technology Co., Ltd. Class A	53,700	493,340
Beijing Kingsoft Office Software, Inc. Class A	835	23,404
Beijing New Building Materials PLC Class A	8,100	27,238
Beijing Tongrentang Co., Ltd. Class A	2,400	15,239
Beijing United Information Technology Co., Ltd. Class A	600	9,047
Bloomage Biotechnology Corporation, Ltd. Class A	560	10,222
BOE Technology Group Co., Ltd. Class A	64,600	29,513
BYD Co., Ltd. Class A	3,100	109,212
By-health Co., Ltd. Class A	10,700	26,336
CECEP Wind-Power Corporation Class A	57,800	35,449
Chacha Food Co., Ltd. Class A	10,600	68,438
Changchun High & New Technology Industry Group, Inc. Class A	2,000	47,578
Chengxin Lithium Group Co., Ltd. Class A	2,600	16,973

	Shares	Value
China Cinda Asset Management Co., Ltd. Class H	3,979,000	$439,315
China CITIC Bank Corporation, Ltd. Class H	3,145,000	1,248,078
China Communications Services Corporation, Ltd. Class H	774,000	260,216
China Construction Bank Corporation Class H	6,411,000	3,700,441
China Everbright Bank Co., Ltd. Class H	1,970,000	540,903
China Jushi Co., Ltd. Class A	20,000	36,749
China Longyuan Power Group Corporation, Ltd. Class H	284,000	354,885
China Merchants Bank Co., Ltd. Class A	39,656	186,232
China Merchants Bank Co., Ltd. Class H	422,000	1,952,957
China Merchants Energy Shipping Co., Ltd. Class A	14,500	14,372
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	10,000	22,881
China National Building Material Co., Ltd. Class H	1,624,000	1,236,554
China National Chemical Engineering Co., Ltd. Class A	24,800	27,645
China National Nuclear Power Co., Ltd. Class A	117,300	95,737
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	5,600	20,734
China Pacific Insurance Group Co., Ltd. Class A	31,900	90,497
China Pacific Insurance Group Co., Ltd. Class H	643,600	1,181,888
China Petroleum & Chemical Corporation Class A	165,100	99,211
China Railway Group, Ltd. Class A	60,500	44,217
China Resources Microelectronics, Ltd. Class A	688	4,563
China Shenhua Energy Co., Ltd. Class A	26,700	118,011
China State Construction Engineering Corporation, Ltd. Class A	241,500	173,574
China Three Gorges Renewables Group Co., Ltd. Class A	47,700	37,477
China Tourism Group Duty Free Corporation, Ltd. Class A	3,112	85,403
China Tourism Group Duty Free Corporation, Ltd. Class H*	44,400	1,115,989
China Vanke Co., Ltd. Class A	24,100	60,125
China Vanke Co., Ltd. Class H	55,700	100,804
China Yangtze Power Co., Ltd. Class A	70,000	222,547
China Zhenhua Group Science & Technology Co., Ltd. Class A	500	8,102
China Zheshang Bank Co., Ltd. Class A	27,400	11,419
Chongqing Changan Automobile Co., Ltd. Class A	54,500	95,482
Chongqing Fuling Zhacai Group Co., Ltd. Class A	19,500	74,051
CITIC Securities Co., Ltd. Class A	25,705	62,497
	Shares	Value
CMOC Group, Ltd. Class A	38,700	$25,680
Contemporary Amperex Technology Co., Ltd. Class A	25,499	1,426,003
COSCO SHIPPING Development Co., Ltd. Class A	8,800	3,029
COSCO SHIPPING Holdings Co., Ltd. Class A	73,500	112,555
COSCO SHIPPING Holdings Co., Ltd. Class H	1,098,000	1,277,158
CSC Financial Co., Ltd. Class H 144A	765,500	583,403
Daqin Railway Co., Ltd. Class A	80,000	75,735
Do-Fluoride New Materials Co., Ltd. Class A	1,300	6,520
Dong-E-E-Jiao Co., Ltd. Class A	9,000	40,682
Dongfang Electric Corporation, Ltd. Class A	18,700	53,216
Dongfeng Motor Group Co., Ltd. Class H	2,814,000	1,504,252
East Money Information Co., Ltd. Class A	735,080	1,805,652
Ecovacs Robotics Co., Ltd. Class A	34,200	317,797
ENN Natural Gas Co., Ltd. Class A	17,400	45,002
Eve Energy Co., Ltd. Class A	2,300	27,101
Foshan Haitian Flavouring & Food Co., Ltd. Class A	13,331	154,228
Foxconn Industrial Internet Co., Ltd. Class A	2,300	2,736
Fujian Sunner Development Co., Ltd. Class A	7,900	21,373
GD Power Development Co., Ltd. Class A	61,100	34,704
GF Securities Co., Ltd. Class A	19,300	38,431
GigaDevice Semiconductor, Inc.	1,100	14,328
Great Wall Motor Co., Ltd. Class H	1,012,000	1,153,721
Guangdong Haid Group Co., Ltd. Class A	4,300	36,249
Guanghui Energy Co., Ltd. Class A	31,100	53,598
Guangzhou Automobile Group Co., Ltd. Class A	9,500	16,040
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	1,800	6,521
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	1,500	13,248
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	1,400	11,678
Guangzhou Tinci Materials Technology Co., Ltd. Class A	4,500	27,630
Guotai Junan Securities Co., Ltd. Class A	24,600	46,916
Haier Smart Home Co., Ltd. Class A	15,300	52,792
Hangzhou First Applied Material Co., Ltd. Class A	184,900	1,366,872
Hangzhou Robam Appliances Co., Ltd. Class A	136,032	435,434
Hangzhou Tigermed Consulting Co., Ltd. Class A	59,100	751,438
Heilongjiang Agriculture Co., Ltd. Class A	3,400	6,312

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Henan Shenhuo Coal & Power Co., Ltd. Class A	32,300	$75,747
Henan Shuanghui Investment & Development Co., Ltd. Class A	23,100	79,031
Hithink RoyalFlush Information Network Co., Ltd. Class A	900	9,722
Huadian Power International Corporation, Ltd. Class A	35,900	29,785
Huaibei Mining Holdings Co., Ltd. Class A	22,300	52,446
Huatai Securities Co., Ltd. Class A	25,936	43,821
Huaxia Bank Co., Ltd. Class A	126,307	88,843
Huayu Automotive Systems Co., Ltd. Class A	18,300	42,134
Hubei Xingfa Chemicals Group Co., Ltd. Class A	11,900	55,320
Huizhou Desay Sv Automotive Co., Ltd. Class A	400	7,696
Hunan Valin Steel Co., Ltd. Class A	104,800	59,726
Imeik Technology Development Co., Ltd. Class A	200	13,683
Industrial & Commercial Bank of China, Ltd. Class A	74,300	45,223
Industrial Bank Co., Ltd. Class A	81,100	188,352
Inner Mongolia ERDOS Resources Co., Ltd. Class A	10,200	21,540
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	55,162	254,213
Inner Mongolia Yuan Xing Energy Co., Ltd. Class A	36,400	37,716
JA Solar Technology Co., Ltd. Class A	3,400	30,400
JCET Group Co., Ltd. Class A	19,100	57,021
JD.com, Inc. ADRΔ	96,840	4,871,052
Jiangsu Hengli Hydraulic Co., Ltd. Class A	111,900	706,235
Jiangsu Hengrui Medicine Co., Ltd. Class A	4,676	22,889
Jiangsu Yangnong Chemical Co., Ltd. Class A	500	6,977
Jiangxi Special Electric Motor Co., Ltd. Class A	4,800	13,126
Jinke Properties Group Co., Ltd. Class A	56,800	16,588
Jizhong Energy Resources Co., Ltd. Class A	31,700	32,046
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	8,200	12,042
Jointown Pharmaceutical Group Co., Ltd. Class A	15,100	24,167
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd. Class A	26,100	115,859
Juewei Food Co., Ltd. Class A	2,800	19,565
Keda Industrial Group Co., Ltd.	15,100	35,111
LB Group Co., Ltd. Class A	2,100	4,617
LONGi Green Energy Technology Co., Ltd. Class A	91,000	606,386
Luxi Chemical Group Co., Ltd. Class A	1,500	2,711
Luxshare Precision Industry Co., Ltd. Class A	126,012	516,260
Metallurgical Corporation of China, Ltd. Class A	155,700	64,920
	Shares	Value
Midea Group Co., Ltd. Class A	363,793	$2,504,883
Ming Yang Smart Energy Group, Ltd. Class A	12,700	42,628
Montage Technology Co., Ltd. Class A	1,970	14,353
Muyuan Foods Co., Ltd. Class A	8,100	61,771
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	1,500	3,483
NARI Technology Co., Ltd. Class A	897,769	3,109,672
National Silicon Industry Group Co., Ltd. Class A	4,029	10,014
NetEase, Inc. ADR	37,846	2,861,158
New Hope Liuhe Co., Ltd. Class A	13,000	25,262
Ninestar Corporation Class A	2,200	13,259
Ningbo Deye Technology Co., Ltd. Class A	600	35,149
Ningbo Ronbay New Energy Technology Co., Ltd. Class A	800	9,348
Ningbo Tuopu Group Co., Ltd. Class A	2,400	24,657
Ningxia Baofeng Energy Group Co., Ltd. Class A	4,100	7,630
North Industries Group Red Arrow Co., Ltd. Class A	11,900	37,171
Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A	47,900	30,891
PetroChina Co., Ltd. Class A	163,000	117,383
Ping An Bank Co., Ltd. Class A*	50,900	84,237
Ping An Insurance Group Co. of China, Ltd. Class A	28,600	165,853
Ping An Insurance Group Co. of China, Ltd. Class H	1,216,996	6,071,343
Pingdingshan Tianan Coal Mining Co., Ltd. Class A	28,500	54,351
Poly Developments and Holdings Group Co., Ltd. Class A	40,000	100,700
Postal Savings Bank of China Co., Ltd. Class A	30,700	19,118
Power Construction Corporation of China, Ltd. Class A	25,500	24,734
Proya Cosmetics Co., Ltd. Class A	800	18,222
Pylon Technologies Co., Ltd. Class A	309	17,319
Qingdao Haier Biomedical Co., Ltd. Class A	43,887	381,828
Qinghai Salt Lake Industry Co., Ltd. Class A	9,500	31,666
SAIC Motor Corporation, Ltd. Class A	8,400	16,743
Satellite Chemical Co., Ltd. Class A	1,100	3,264
SDIC Power Holdings Co., Ltd. Class A	3,400	5,103
Seazen Holdings Co., Ltd. Class A	8,400	20,493
SF Holding Co., Ltd. Class A	121,999	804,842
Shaanxi Coal Industry Co., Ltd. Class A	33,300	106,204
Shan Xi Hua Yang Group New Energy Co., Ltd. Class A	16,000	40,697
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	148,000	601,416
Shandong Sinocera Functional Material Co., Ltd. Class A	162,600	656,925

	Shares	Value
Shanghai Construction Group Co., Ltd. Class A	78,300	$27,612
Shanghai International Airport Co., Ltd. Class A*	244,400	1,969,040
Shanghai International Port Group Co., Ltd. Class A	121,500	94,381
Shanghai M&G Stationery, Inc. Class A	5,600	35,316
Shanghai Medicilon, Inc. Class A	157	4,890
Shanghai Pudong Development Bank Co., Ltd. Class A	9,600	9,452
Shanxi Coking Coal Energy Group Co., Ltd. Class A	22,300	46,626
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	5,200	12,287
Shanxi Meijin Energy Co., Ltd. Class A	19,500	26,154
Shanxi Taigang Stainless Steel Co., Ltd. Class A	82,800	51,708
Shenghe Resources Holding Co., Ltd. Class A	10,300	21,699
Shennan Circuits Co., Ltd. Class A	1,300	13,729
Shenzhen Inovance Technology Co., Ltd. Class A	306,927	2,465,768
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	76,900	3,212,799
Shenzhen Transsion Holdings Co., Ltd. Class A	1,226	9,941
Sichuan Hebang Biotechnology Co., Ltd. Class A	74,300	33,305
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	20,200	62,285
Sichuan Road and Bridge Group Co., Ltd. Class A	13,700	19,553
Sichuan Yahua Industrial Group Co., Ltd. Class A	14,100	50,010
Sinotrans, Ltd. Class A	30,300	15,004
Songcheng Performance Development Co., Ltd. Class A	3,500	5,864
StarPower Semiconductor, Ltd. Class A	200	9,007
Sungrow Power Supply Co., Ltd. Class A	46,299	712,349
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	11,400	36,757
Suzhou Maxwell Technologies Co., Ltd. Class A	500	33,851
Suzhou TA&A Ultra Clean Technology Co., Ltd. Class A	1,100	10,167
TBEA Co., Ltd. Class A	34,200	103,131
TCL Zhonghuan Renewable Energy Technology Co., Ltd. Class A	6,700	41,845
Thunder Software Technology Co., Ltd. Class A	50,900	749,271
Tianqi Lithium Corporation Class A	2,600	36,349
Tianshan Aluminum Group Co., Ltd. Class A	2,500	2,497
Toly Bread Co., Ltd. Class A	54,300	101,274
Tongling Nonferrous Metals Group Co., Ltd. Class A	112,100	40,860
Tongwei Co., Ltd. Class A	23,500	153,691
Transfar Zhilian Co., Ltd. Class A	51,200	37,777
	Shares	Value
TravelSky Technology, Ltd. Class H	57,000	$87,243
Trina Solar Co., Ltd. Class A	3,900	34,816
Wens Foodstuffs Group Co., Ltd. Class A	31,600	90,640
Western Mining Co., Ltd. Class A	23,400	30,470
Western Superconducting Technologies Co., Ltd. Class A	823	12,262
Westone Information Industry, Inc. Class A	3,100	11,895
Will Semiconductor Co., Ltd. Class A	94,504	1,054,822
WUS Printed Circuit Kunshan Co., Ltd. Class A	2,000	2,778
WuXi AppTec Co., Ltd. Class A	4,600	45,833
WuXi AppTec Co., Ltd. Class H 144A	22,174	177,101
Wuxi Shangji Automation Co., Ltd. Class A	1,600	30,018
Xiamen C & D, Inc. Class A	42,500	82,200
Yangzhou Yangjie Electronic Technology Co., Ltd. Class A	2,600	17,862
Yankuang Energy Group Co., Ltd. Class A	6,200	43,454
Yifeng Pharmacy Chain Co., Ltd. Class A	270,726	1,879,577
YongXing Special Materials Technology Co., Ltd. Class A	2,300	39,773
Youngy Co., Ltd. Class A	200	3,140
YTO Express Group Co., Ltd. Class A	770,500	2,232,404
Yunda Holding Co., Ltd. Class A	20,400	44,650
Yunnan Aluminium Co., Ltd. Class A	429,848	552,065
Yunnan Botanee Bio-Technology Group Co., Ltd. Class A	1,300	31,287
Yunnan Energy New Material Co., Ltd. Class A	52,600	1,278,157
Yunnan Tin Co., Ltd. Class A	15,800	27,180
Yunnan Yuntianhua Co., Ltd. Class A*	3,300	10,921
Zangge Mining Co., Ltd. Class A	2,700	10,734
Zhejiang China Commodities City Group Co., Ltd. Class A	18,200	11,327
Zhejiang Dingli Machinery Co., Ltd. Class A	2,100	10,629
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	1,100	10,363
Zhejiang Juhua Co., Ltd. Class A	5,300	10,272
Zhejiang NHU Co., Ltd. Class A	4,300	13,343
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	193,730	665,434
Zhejiang Supor Co., Ltd. Class A	4,500	29,033
Zhejiang Weixing New Building Materials Co., Ltd. Class A	3,800	10,926
Zijin Mining Group Co., Ltd. Class A	35,400	38,658
ZTE Corporation Class A	9,200	27,526
		81,122,509
Egypt — 0.3%
Commercial International Bank Egypt SAE	1,237,545	1,588,878
E-Finance for Digital & Financial Investments	238,044	165,993
		1,754,871

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Greece — 0.5%
Hellenic Exchanges - Athens Stock Exchange SA	66,493	$197,116
JUMBO SA	46,275	616,120
National Bank of Greece SA*	624,849	1,839,766
Sarantis SA	53,595	319,882
		2,972,884
Hong Kong — 13.9%
3SBio, Inc. 144A	671,000	475,381
AIA Group, Ltd.	1,220,225	10,159,480
Alibaba Group Holding, Ltd.*	750,596	7,490,452
ANTA Sports Products, Ltd.	62,800	659,199
Beijing Enterprises Holdings, Ltd.	16,500	46,242
Brilliance China Automotive Holdings, Ltd.Ψ†††	2,064,000	959,737
China Hongqiao Group, Ltd.	1,252,000	1,024,904
China Lesso Group Holdings, Ltd.	307,000	284,162
China Medical System Holdings, Ltd.	593,000	706,399
China Mengniu Dairy Co., Ltd.*	275,000	1,087,104
China Merchants Port Holdings Co., Ltd.	216,000	271,298
China Overseas Land & Investment, Ltd.	133,500	347,304
China Resources Land, Ltd.Δ	1,305,987	5,115,404
China Resources Power Holdings Co., Ltd.	1,012,000	1,562,722
China Taiping Insurance Holdings Co., Ltd.	786,800	659,508
China Traditional Chinese Medicine Holdings Co., Ltd.	530,000	184,384
Chinasoft International, Ltd.*	1,296,000	791,648
Country Garden Services Holdings Co., Ltd.Δ	85,000	124,102
CSPC Pharmaceutical Group, Ltd.	622,000	616,511
Dongyue Group, Ltd.	47,000	46,575
ENN Energy Holdings, Ltd.	123,200	1,642,648
Fosun International, Ltd.	85,000	52,530
Haitian International Holdings, Ltd.	418,000	791,019
Hong Kong Exchanges and Clearing, Ltd.	133,362	4,558,635
JD.com, Inc. Class A	37,000	933,443
Kingboard Holdings, Ltd.	224,000	630,582
Kingdee International Software Group Co., Ltd.*	741,000	965,788
Kingsoft Corporation, Ltd.	60,600	160,344
Kuaishou Technology 144A*	86,000	551,617
Kunlun Energy Co., Ltd.	94,000	67,654
Li Ning Co., Ltd.	115,500	876,401
Longfor Group Holdings, Ltd. 144A	75,384	216,092
Meituan Class B 144A*	463,121	9,733,163
Minth Group, Ltd.	308,000	676,371
MMG, Ltd.*	1,092,000	259,851
NetEase, Inc.	85,600	1,291,656
Orient Overseas International, Ltd.Δ	38,500	670,018
Samsonite International S.A.	396,900	951,927
Shenzhou International Group Holdings, Ltd.	212,100	1,637,743
Sino Biopharmaceutical, Ltd.	1,470,000	688,887
Sinotruk Hong Kong, Ltd.	1,049,500	872,060
	Shares	Value
Sunac China Holdings, Ltd.Ψ†††	242,859	$94,776
Sunny Optical Technology Group Co., Ltd.	283,076	2,690,248
Techtronic Industries Co., Ltd.	59,500	567,756
Tencent Holdings, Ltd.	670,130	22,634,525
Topsports International Holdings, Ltd. 144A	197,000	137,710
Uni-President China Holdings, Ltd.	63,000	52,788
Wharf Holdings, Ltd. (The)	58,000	185,485
Wuxi Biologics Cayman, Inc. 144A*	13,000	77,387
Zhongsheng Group Holdings, Ltd.	53,500	212,145
ZTO Express Cayman, Inc.	21,050	508,957
		88,002,722
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	263,277	1,462,166
OTP Bank Nyrt PLC	6,212	113,326
		1,575,492
India — 14.9%
Adani Power, Ltd.	34,753	157,986
Amber Enterprises India, Ltd.*	15,713	453,997
Apollo Hospitals Enterprise, Ltd.	9,310	498,117
Avenue Supermarts, Ltd. 144A*	14,139	756,422
Axis Bank, Ltd.	690,977	6,178,330
Bharat Electronics, Ltd.	168,540	207,837
Bharat Petroleum Corporation, Ltd.	375,009	1,396,272
Bharti Airtel, Ltd.*	702,683	6,877,144
Cartrade Tech, Ltd.*	21,208	158,733
Coal India, Ltd.	798,813	2,070,051
Coforge, Ltd.	9,111	372,613
Computer Age Management Services, Ltd.	23,989	739,093
Crompton Greaves Consumer Electricals, Ltd.	128,872	649,214
Delhivery, Ltd.*	77,197	548,878
FSN E-Commerce Ventures, Ltd.*	25,358	392,288
GAIL India, Ltd.	1,376,363	1,462,760
Godrej Properties, Ltd.*	40,830	592,961
HDFC Bank, Ltd.	63,240	1,095,664
Hindustan Petroleum Corporation, Ltd.	142,528	376,548
Housing Development Finance Corporation, Ltd.	471,960	13,167,462
ICICI Bank, Ltd.	256,693	2,695,086
ICICI Lombard General Insurance Co., Ltd. 144A	29,648	417,773
Indian Oil Corporation, Ltd.	1,827,307	1,494,555
Indus Towers, Ltd.	81,099	195,765
Info Edge India, Ltd.	8,971	421,632
Infosys, Ltd.	95,331	1,634,192
Kotak Mahindra Bank, Ltd.	124,469	2,762,526
Larsen & Toubro, Ltd.	181,596	4,099,584
Macrotech Developers, Ltd. 144A*	39,266	442,636
Mahindra & Mahindra, Ltd.	431,219	6,671,755
Marico, Ltd.	915,728	6,028,340
Navin Fluorine International, Ltd.	20,833	1,144,620
NTPC, Ltd.	1,153,654	2,253,159
Oil & Natural Gas Corporation, Ltd.	1,375,658	2,130,972

	Shares	Value
Petronet LNG, Ltd.	361,967	$885,038
Power Grid Corporation of India, Ltd.	413,717	1,074,220
Reliance Industries, Ltd.	201,619	5,851,402
Route Mobile, Ltd.	39,082	651,165
SBI Life Insurance Co., Ltd. 144A	56,221	859,210
Sona Blw Precision Forgings, Ltd. 144A	99,600	563,096
Tata Consultancy Services, Ltd.	186,709	6,842,679
Tata Consumer Products, Ltd.	118,137	1,161,418
Tata Steel, Ltd.	973,979	1,175,863
TeamLease Services, Ltd.*	12,765	469,586
Vedanta, Ltd.	649,469	2,131,304
Yes Bank, Ltd.*	9,298,199	1,778,135
Zomato, Ltd.*	882,784	668,018
		94,656,099
Indonesia — 3.3%
PT Adaro Energy Indonesia Tbk	2,903,100	748,657
PT Astra International Tbk	2,836,100	1,227,321
PT Bank BTPN Syariah Tbk	2,643,000	473,839
PT Bank Central Asia Tbk	17,643,600	9,849,353
PT Bank Mandiri Persero Tbk	2,385,600	1,464,855
PT Bank Negara Indonesia Persero Tbk	707,900	414,049
PT BFI Finance Indonesia Tbk	8,239,400	618,557
PT Cisarua Mountain Dairy TBK	1,588,100	458,883
PT Indofood Sukses Makmur Tbk	462,800	182,862
PT Kalbe Farma Tbk	486,900	58,401
PT Map Aktif Adiperkasa*	1,186,200	220,453
PT Pakuwon Jati Tbk*	11,346,600	335,641
PT Semen Indonesia Persero Tbk	613,252	299,895
PT Telkom Indonesia Persero Tbk	6,943,500	2,023,655
PT Unilever Indonesia Tbk	872,700	276,045
PT United Tractors Tbk	973,760	2,090,804
		20,743,270
Kazakhstan — 0.1%
Kaspi.KZ JSC GDR 144A	3,113	168,880
Kaspi.KZ JSC GDR (London Exchange)	6,083	349,521
		518,401
Kuwait — 0.2%
Kuwait Finance House KSCP	145,182	393,768
National Bank of Kuwait SAKP	203,957	642,577
		1,036,345
Malaysia — 0.5%
Hartalega Holdings Bhd	926,300	330,319
Malayan Banking Bhd	1,147,953	2,120,130
RHB Bank Bhd	147,400	176,116
Sime Darby Bhd	699,100	321,513
Sime Darby Plantation Bhd	415,100	364,992
		3,313,070
Mexico — 2.7%
Alfa SAB de CV Series A	471,400	299,606
Alpek SAB de CV	1,276,200	1,661,509
Arca Continental SAB de CV	279,921	2,015,509
Banco del Bajio SA 144A	285,900	723,853
	Shares	Value
Cemex SAB de CV ADR*	34,965	$119,930
Fomento Economico Mexicano SAB de CV ADR	116,271	7,296,005
Gentera SAB de CV	330,350	284,102
Grupo Financiero Banorte SAB de CV Series O	69,310	443,987
Industrias Penoles SAB de CV	4,900	47,354
Kimberly-Clark de Mexico SAB de CV Series A	203,201	270,000
Orbia Advance Corporation SAB de CV	679,700	1,144,111
Prologis Property Mexico SA de CV REIT	327,429	828,836
Promotora y Operadora de Infraestructura SAB de CV	78,100	531,318
Wal-Mart de Mexico SAB de CV	396,600	1,392,861
		17,058,981
Peru — 0.5%
Credicorp, Ltd.	28,238	3,467,626
Philippines — 0.4%
Ayala Land, Inc.	3,232,200	1,254,877
BDO Unibank, Inc.	34,770	65,875
Jollibee Foods Corporation	132,420	516,632
Monde Nissin Corporation 144A*	2,250,400	466,612
SM Prime Holdings, Inc.	381,000	195,245
		2,499,241
Poland — 0.5%
Bank Polska Kasa Opieki SA	62,769	762,320
Cyfrowy Polsat SA	13,316	42,822
Dino Polska SA 144A*	17,144	1,038,428
LPP SA	173	269,878
PGE Polska Grupa Energetyczna SA*	171,950	216,314
Polski Koncern Naftowy ORLEN SA	52,860	567,447
Polskie Gornictwo Naftowe i Gazownictwo SA	47,272	46,312
Powszechna Kasa Oszczednosci Bank Polski SA*	38,483	168,110
		3,111,631
Qatar — 0.2%
Commercial Bank PSQC (The)	60,247	115,987
Industries Qatar QSC	17,530	80,924
Masraf Al Rayan QSC	156,817	176,357
Qatar Islamic Bank SAQ	47,247	318,913
Qatar National Bank QPSC	108,220	589,002
		1,281,183
Russia — 0.0%
Gazprom PJSC ADR (London Exchange)Ψ†††*	170,565	—
LUKOIL PJSC ADRΨ†††	11,047	—
Magnit PJSC GDRΨ†††	20,820	—
MMC Norilsk Nickel PJSC ADRΨ†††	19,198	—
Mobile TeleSystems PJSC ADRΨ†††	34,508	—
Novatek PJSC GDRΨ†††	1,991	—
Novolipetsk Steel PJSC GDRΨ†††	13,631	—
Rosneft Oil Co. PJSC GDRΨ†††	16,843	—

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Sberbank of Russia PJSC ADRΨ†††*	75,573	$ —
Severstal PAO GDRΨ†††	18,988	—
Surgutneftegas PJSC ADRΨ†††	17,904	—
Tatneft PJSC ADRΨ†††	15,224	—
		—
Saudi Arabia — 2.0%
Alinma Bank	51,167	489,447
Almarai Co. JSC	7,968	112,121
Arab National Bank	90,100	732,912
Banque Saudi Fransi	21,896	241,885
Etihad Etisalat Co.	8,994	84,760
National Industrialization Co.*	12,826	45,805
SABIC Agri-Nutrients Co.	10,766	447,215
Sahara International Petrochemical Co.	31,147	340,583
Saudi Arabian Oil Co. 144A	116,226	1,106,470
Saudi Basic Industries Corporation	110,651	2,589,440
Saudi British Bank (The)	164,121	1,697,076
Saudi Electricity Co.	123,105	796,963
Saudi National Bank (The)	179,548	2,995,845
Saudi Tadawul Group Holding Co.	10,359	550,645
Saudi Telecom Co.	47,608	495,617
Savola Group (The)	28,628	214,320
		12,941,104
Singapore — 0.1%
Del Monte Pacific, Ltd.	289,000	62,220
Nanofilm Technologies International, Ltd.	286,306	415,819
		478,039
Slovenia — 0.1%
Nova Ljubljanska Banka dd GDR	42,451	432,683
South Africa — 2.5%
African Rainbow Minerals, Ltd.Δ	5,258	71,032
Anglo American Platinum, Ltd.	10,627	753,715
Aspen Pharmacare Holdings, Ltd.	169,890	1,255,599
Bid Corporation, Ltd.	8,842	136,206
Clicks Group, Ltd.	51,422	810,990
Exxaro Resources, Ltd.Δ	75,651	840,182
Gold Fields, Ltd. ADRΔ	180,056	1,456,653
JSE, Ltd.	48,530	271,125
Mr Price Group, Ltd.	75,767	721,839
MTN Group*	32,292	213,062
MultiChoice Group, Ltd.	71,080	454,127
Naspers, Ltd., N Shares	26,174	3,246,193
Old Mutual, Ltd.	2,592,849	1,393,353
Sanlam, Ltd.	54,266	153,494
Sasol, Ltd.*	93,376	1,460,559
Standard Bank Group, Ltd.	218,986	1,729,932
Transaction Capital, Ltd.	361,254	733,685
		15,701,746
South Korea — 8.3%
BGF retail Co., Ltd.	7,568	870,791
CJ ENM Co., Ltd.	2,693	141,738
Doosan Bobcat, Inc.*	9,936	195,524
	Shares	Value
GS Engineering & Construction Corporation	6,031	$94,047
Hana Financial Group, Inc.	85,101	2,089,654
Hyundai Glovis Co., Ltd.	426	47,946
Hyundai Steel Co.	30,118	585,034
Industrial Bank of Korea	206,455	1,365,302
JYP Entertainment Corporation	6,219	252,661
Kia Corporation	70,305	3,499,221
Korea Investment Holdings Co., Ltd.	21,809	716,601
Korean Air Lines Co., Ltd.*	7,161	109,271
Kumho Petrochemical Co., Ltd.	1,563	125,138
LG Chem, Ltd.	2,605	961,858
LG Corporation	52,829	2,709,848
LG Electronic, Inc.	13,616	738,878
LG Energy Solution, Ltd.*	611	180,158
LG Uplus Corporation	13,101	97,966
NAVER Corporation	4,637	617,724
NCSoft Corporation	2,124	508,053
NHN KCP Corporation*	19,614	150,268
Orion Corporation	6,436	460,267
Pan Ocean Co., Ltd.	75,511	235,335
POSCO Holdings, Inc.	14,401	2,100,641
Samsung Electronics Co., Ltd.	433,193	15,906,523
Samsung Fire & Marine Insurance Co., Ltd.	34,833	4,455,085
SK Hynix, Inc.	171,390	9,803,546
SK Telecom Co., Ltd.	34,812	1,228,990
S-Oil Corporation	4,583	259,245
Woori Financial Group, Inc.	271,434	2,014,363
		52,521,676
Taiwan — 11.7%
Advantech Co., Ltd.	177,087	1,631,233
ASE Technology Holding Co., Ltd.	237,000	589,205
AUO Corporation	2,761,000	1,263,547
Catcher Technology Co., Ltd.	291,000	1,575,800
Cathay Financial Holding Co., Ltd.	448,000	561,493
Chailease Holding Co., Ltd.	129,957	742,329
Cheng Shin Rubber Industry Co., Ltd.	521,000	583,790
China Development Financial Holding Corporation	3,069,000	1,154,095
CTBC Financial Holding Co., Ltd.	1,396,000	868,455
Delta Electronics, Inc.	518,982	4,122,340
Evergreen Marine Corporation Taiwan, Ltd.	312,800	1,426,188
Formosa Plastics Corporation	624,000	1,698,510
Hon Hai Precision Industry Co., Ltd.	304,000	973,444
Innolux Corporation	1,582,000	515,320
Largan Precision Co., Ltd.	6,000	314,526
Lite-On Technology Corporation	144,000	288,816
MediaTek, Inc.	238,396	4,113,860
momo.com, Inc.	18,840	314,404
Nan Ya Plastics Corporation	68,000	142,692
Nanya Technology Corporation	996,000	1,526,335
Nien Made Enterprise Co., Ltd.	50,000	394,720
Novatek Microelectronics Corporation	54,000	369,583
Parade Technologies, Ltd.	6,000	110,253

	Shares	Value
Pou Chen Corporation	701,000	$626,604
President Chain Store Corporation	554,000	4,915,561
Realtek Semiconductor Corporation	77,000	650,041
Silergy Corporation	37,000	482,552
Taiwan Semiconductor Manufacturing Co., Ltd.	2,055,986	27,252,901
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	160,173	10,981,461
Tong Hsing Electronic Industries, Ltd.	79,720	414,425
United Microelectronics Corporation	519,000	580,812
Voltronic Power Technology Corporation	52,817	2,322,921
Winbond Electronics Corporation	862,000	532,268
Yang Ming Marine Transport Corporation*	54,000	103,745
		74,144,229
Thailand — 2.1%
Airports of Thailand PCL*	1,595,300	3,066,258
Central Pattana PCL	601,300	1,040,160
Central Pattana PCL NVDR	41,800	71,897
Charoen Pokphand Foods PCL NVDR	286,900	190,085
Electricity Generating PCL NVDR	24,400	106,496
Indorama Ventures PCL NVDR	250,300	256,822
Kasikornbank PCL	867,200	3,307,952
Ngern Tid Lor PCL	534,038	382,265
PTT Exploration & Production PCL	536,800	2,284,104
PTT Exploration & Production PCL NVDR	72,900	310,861
PTT Global Chemical PCL NVDR	1,728,200	1,891,220
Thai Oil PCL NVDR	269,800	365,707
		13,273,827
Turkey — 0.1%
Turk Hava Yollari AO*	134,427	510,415
United Arab Emirates — 0.3%
Abu Dhabi Commercial Bank PJSC	438,603	1,075,827
Fertiglobe PLC	475,969	739,724
		1,815,551
United Kingdom — 2.5%
Anglo American PLC	80,997	2,432,002
Antofagasta PLC	370,707	4,542,561
Network International Holdings PLC 144AΔ*	521,277	1,763,557
Standard Chartered PLC (London Exchange)	300,352	1,878,568
TCS Group Holding PLC GDRΨ†††*	491	—
	Shares	Value
Unilever PLC	122,761	$5,394,101
		16,010,789
Total Foreign Common Stocks (Cost $688,960,154)		546,994,261
FOREIGN PREFERRED STOCKS — 1.4%
Brazil — 1.2%
Banco Bradesco SA
0.20%◊	448,948	1,651,196
Braskem SA Class A
7.54%◊	24,900	121,122
Gerdau SA
2.90%◊	236,500	1,071,503
Petroleo Brasileiro SA
0.87%◊	612,300	3,400,689
Raizen SA
0.00%*	2,245,800	1,752,726
		7,997,236
Chile — 0.2%
Embotelladora Andina SA Class B
271.70%◊	614,877	1,064,654
Total Foreign Preferred Stocks (Cost $10,641,696)		9,061,890
RIGHTS — 0.0%
Localiza Rent a Car SA (Cost $—)	621	978
MONEY MARKET FUNDS — 7.7%
GuideStone Money Market Fund, 2.76% (Institutional Class)Ø∞	32,679,631	32,679,631
Northern Institutional Liquid Assets Portfolio (Shares), 2.97%Ø§	2,413,304	2,413,304
Northern Institutional U.S. Government Portfolio (Shares), 2.31%Ø	13,350,648	13,350,648
Total Money Market Funds (Cost $48,443,583)		48,443,583
TOTAL INVESTMENTS — 98.4% (Cost $772,705,934)		623,645,558
Other Assets in Excess of Liabilities — 1.6%		9,982,850
NET ASSETS — 100.0%		$633,628,408
Futures Contracts outstanding at September 30, 2022:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
SGX Nifty 50 Index	10/2022	104	$3,554,304	$45,833
FTSE Taiwan Index	10/2022	255	11,908,500	(288,479)
Hang Seng China Enterprises Index	10/2022	200	7,534,094	(236,186)
MSCI Singapore Index	10/2022	(322)	(6,292,031)	27,603
FTSE KLCI	10/2022	76	1,147,703	(6,321)

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
KOSPI2 Index	12/2022	(22)	$(1,085,814)	$11,336
FTSE/JSE Top 40 Index	12/2022	153	4,886,786	(425,797)
Mexican Bolsa Index	12/2022	(17)	(378,880)	26,846
MSCI Emerging Markets	12/2022	442	19,260,150	(1,814,327)
Total Futures Contracts outstanding at September 30, 2022			$40,534,812	$(2,659,492)
Forward Foreign Currency Contracts outstanding at September 30, 2022:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/21/22	Korean Won	28,147,995	United States Dollar	37,821,752,000	CITI	$1,833,738
12/21/22	Israeli Shekel	17,995,550	United States Dollar	60,400,000	CITI	930,053
12/21/22	Taiwan Dollar	9,498,950	United States Dollar	287,459,110	CITI	445,631
12/21/22	South African Rand	4,649,235	United States Dollar	80,801,000	CITI	218,030
12/21/22	Chinese Offshore Yuan	9,294,770	United States Dollar	64,715,073	CITI	214,095
12/21/22	Polish Zloty	6,891,875	United States Dollar	33,891,000	CITI	153,175
12/21/22	Brazilian Real	3,668,480	United States Dollar	19,332,000	CITI	152,059
12/21/22	Czech Koruna	10,260,699	United States Dollar	255,600,000	CITI	140,260
12/21/22	Colombian Peso	1,747,923	United States Dollar	7,900,000,000	CITI	60,538
12/21/22	Hungarian Forint	901,870	United States Dollar	380,000,000	CITI	41,901
12/21/22	Chilean Peso	890,217	United States Dollar	837,868,000	CITI	38,220
12/21/22	Singapore Dollar	1,294,606	United States Dollar	1,810,000	CITI	32,889
12/21/22	Thai Baht	1,065,719	United States Dollar	38,771,376	CITI	31,288
12/21/22	United States Dollar	141,819,240	Mexican Peso	6,908,463	CITI	28,027
12/21/22	Mexican Peso	6,838,172	United States Dollar	139,336,000	CITI	23,140
12/21/22	Philippine Peso	331,691	United States Dollar	19,000,000	CITI	10,756
12/21/22	Saudi Riyal	3,737,451	United States Dollar	14,019,000	CITI	8,209
12/21/22	Indian Rupee	163,984	United States Dollar	13,211,000	CITI	3,333
12/21/22	Hong Kong Dollar	5,711,529	United States Dollar	44,757,000	CITI	1,686
12/21/22	Euro	90,274	United States Dollar	90,000	CITI	1,470
12/21/22	United States Dollar	5,349,000	Thai Baht	141,520	CITI	1,193
12/21/22	Peruvian Nuevo Sol	25,599	United States Dollar	100,000	CITI	731
12/21/22	United States Dollar	2,167,000	Saudi Riyal	575,732	CITI	720
Subtotal Appreciation						$4,371,142
10/05/22	Hong Kong Dollar	46,115	United States Dollar	361,999	BOA	$(7)
12/21/22	Euro	39,035	United States Dollar	40,000	CITI	(433)
12/21/22	United States Dollar	15,388,000	Saudi Riyal	4,094,122	CITI	(709)
12/21/22	Philippine Peso	269,544	United States Dollar	16,000,000	CITI	(717)
12/21/22	Saudi Riyal	972,647	United States Dollar	3,660,000	CITI	(963)
12/21/22	Czech Koruna	117,362	United States Dollar	3,000,000	CITI	(1,423)
12/21/22	Hungarian Forint	179,557	United States Dollar	80,000,000	CITI	(1,489)
12/21/22	Thai Baht	267,107	United States Dollar	10,119,000	CITI	(2,871)
12/21/22	Mexican Peso	2,848,084	United States Dollar	58,301,000	CITI	(3,463)
12/21/22	United States Dollar	729,874	Peruvian Nuevo Sol	187,119	CITI	(5,614)
12/21/22	Chilean Peso	470,368	United States Dollar	470,000,000	CITI	(7,557)
12/21/22	Chinese Offshore Yuan	1,048,079	United States Dollar	7,530,000	CITI	(8,514)
12/21/22	United States Dollar	90,863,000	Hong Kong Dollar	11,602,141	CITI	(10,359)
12/21/22	United States Dollar	623,000	Euro	626,477	CITI	(11,760)
12/21/22	United States Dollar	146,354,239	Mexican Peso	7,173,973	CITI	(15,674)
12/21/22	Polish Zloty	1,832,303	United States Dollar	9,300,000	CITI	(16,857)
10/10/23	Chinese Offshore Yuan	1,196,266	United States Dollar	8,649,000	SC	(30,408)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/21/22	United States Dollar	47,212,329,788	Indonesian Rupiah	3,163,901	CITI	$(92,314)
12/21/22	United States Dollar	159,043,000	Philippine Peso	2,788,162	CITI	(101,717)
12/21/22	United States Dollar	77,261,000	Taiwan Dollar	2,538,583	CITI	(105,303)
12/21/22	United States Dollar	13,730,055,000	Korean Won	9,762,607	CITI	(210,003)
12/21/22	United States Dollar	13,580,000	Singapore Dollar	9,693,771	CITI	(227,408)
12/21/22	United States Dollar	901,096,000	Indian Rupee	11,197,143	CITI	(239,429)
12/21/22	United States Dollar	56,186,147	Chinese Offshore Yuan	8,136,486	CITI	(252,571)
12/21/22	United States Dollar	13,200,000	Israeli Shekel	4,001,629	CITI	(272,083)
12/21/22	United States Dollar	309,013,000	Thai Baht	8,535,344	CITI	(290,799)
12/21/22	United States Dollar	1,789,656,000	Hungarian Forint	4,342,338	CITI	(292,203)
07/16/25	Chinese Offshore Yuan	3,253,457	United States Dollar	24,819,000	MSCS	(314,775)
12/21/22	United States Dollar	42,400,000,000	Colombian Peso	9,419,666	CITI	(363,320)
12/21/22	United States Dollar	38,868,000	Polish Zloty	8,116,192	CITI	(387,895)
12/21/22	United States Dollar	6,191,096,890	Chilean Peso	6,730,154	CITI	(434,662)
12/21/22	United States Dollar	211,863,000	South African Rand	12,106,620	CITI	(487,848)
12/21/22	United States Dollar	72,273,000	Brazilian Real	13,692,823	CITI	(546,626)
Subtotal Depreciation						$(4,737,774)
Total Forward Foreign Currency Contracts outstanding at September 30, 2022						$(366,632)
Swap Agreements outstanding at September 30, 2022:
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Increase in total return of Bovespa Index (At Termination)	Decrease in total return of Bovespa Index (At Termination)	10/13/2022	GSC	BRL	15,470,700	$198,879	$—	$198,879
Decrease in total return of HSCEI Index (At Termination)	Increase in total return of HSCEI Index (At Termination)	10/27/2022	CITI	HKD	4,216,593	2,902	—	2,902
Decrease in total return of SGX Nifty 50 Index (At Termination)	Increase in total return of SGX Nifty 50 Index (At Termination)	10/27/2022	CITI	USD	820,224	5,831	—	5,831
Increase in total return of WIG20 Index (At Termination)	Decrease in total return of WIG20 Index (At Termination)	12/16/2022	CITI	PLN	1,114,400	4,743	—	4,743
Financing Index: Overnight Bank Funding Rate + 0.45%	MSCI Saudi Arabia Index Futures	12/21/2022	GSC	USD	100,205	2,529	—	2,529
MSCI Emerging Markets Thailand Net Total Return USD Index (Monthly)	Financing Index: Overnight Bank Funding Rate - 0.25%	12/21/2022	GSC	USD	6,196,315	426,149	—	426,149
MSCI Mexico Net MXN Index (Monthly)	Financing Index: 28-Day Mexico Interbank TIIE - 0.05%	12/21/2022	GSC	MXN	39,098,640	93,711	—	93,711
MSCI Mexico Net MXN Index (Monthly)	Financing Index: 28-Day Mexico Interbank TIIE + 0.15%	12/21/2022	CITI	MXN	14,238,028	25,319	—	25,319
MSCI Mexico Net MXN Index (Monthly)	Financing Index: 28-Day Mexico Interbank TIIE + 1.5%	12/21/2022	CITI	MXN	2,373,353	4,927	—	4,927
MSCI Singapore Net Return SGD Index (Monthly)	Financing Index: Singapore Overnight Rate - 0.15%	12/21/2022	CITI	SGD	3,569,888	107,415	—	107,415
MSCI Singapore Net Return SGD Index (Monthly)	Financing Index: Singapore Overnight Rate - 0.15%	12/21/2022	GSC	SGD	420,590	12,655	—	12,655
Subtotal Appreciation						$885,060	$ —	$885,060
Decrease in total return of TAIEX (At Termination)	Increase in total return of TAIEX (At Termination)	10/19/2022	CITI	TWD	187,516,000	$(522,766)	$—	$(522,766)

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Decrease in total return of FTSE/JSE Shareholder Weighted Top 40 Index (At Termination)	Increase in total return of FTSE/JSE Shareholder Weighted Top 40 Index (At Termination)	12/15/2022	CITI	ZAR	1,341,120	$(8,833)	$—	$(8,833)
Financing Index: 1-Month SAFE South Africa JIBAR + 0.55%	MSCI South Africa Net Return ZAR Index (Monthly)	12/21/2022	CITI	ZAR	23,667,988	(77,074)	—	(77,074)
Financing Index: Overnight Bank Funding Rate + 0.45%	MSCI Saudi Arabia Index Futures	12/21/2022	GSC	USD	2,740,085	(119,513)	—	(119,513)
Decrease in total return of Tel Aviv 35 Index (At Termination)	Increase in total return of Tel Aviv 35 Index (At Termination)	12/30/2022	GSC	ILS	14,146,671	(323,841)	—	(323,841)
Subtotal Depreciation						$(1,052,027)	$ —	$(1,052,027)
Net Total Return Swaps outstanding at September 30, 2022						$(166,967)	$ —	$(166,967)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2022, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 60.6%
Real Estate — 60.6%
Agree Realty Corporation REIT	87,976	$5,945,418
American Homes 4 Rent Class A REIT	107,004	3,510,801
American Tower Corporation REIT	4,752	1,020,254
Apartment Income REIT Corporation	49,809	1,923,624
Apple Hospitality REIT, Inc.	2,676	37,625
AvalonBay Communities, Inc. REIT	51,493	9,484,496
Boston Properties, Inc. REIT	45,511	3,411,960
Centerspace REIT	11,600	780,912
DiamondRock Hospitality Co. REIT	110,358	828,789
Digital Realty Trust, Inc. REIT	34,672	3,438,769
Duke Realty Corporation REIT	129,654	6,249,323
EastGroup Properties, Inc. REIT	16,863	2,434,005
EPR Properties REIT	20,650	740,509
Equinix, Inc. REIT	15,043	8,557,060
Equity LifeStyle Properties, Inc. REIT	43,592	2,739,321
Essential Properties Realty Trust, Inc. REIT	39,033	759,192
First Industrial Realty Trust, Inc. REIT	34,061	1,526,273
Healthcare Realty Trust, Inc. REIT	58,345	1,216,493
Healthpeak Properties, Inc. REIT	75,465	1,729,658
Host Hotels & Resorts, Inc. REIT	26,795	425,505
Independence Realty Trust, Inc. REIT	9,154	153,146
Invitation Homes, Inc. REIT	61,633	2,081,346
Iron Mountain, Inc. REIT	39,677	1,744,598
Kimco Realty Corporation REIT	155,511	2,862,958
Kite Realty Group Trust REIT	231,230	3,981,781
Life Storage, Inc. REIT	45,019	4,986,304
Medical Properties Trust, Inc. REIT	98,333	1,166,229
Mid-America Apartment Communities, Inc. REIT	29,025	4,500,907
NETSTREIT Corporation	65,680	1,169,761
Pebblebrook Hotel Trust REIT	30,641	444,601
Physicians Realty Trust REIT	100,349	1,509,249
Piedmont Office Realty Trust, Inc. Class A REIT	73,134	772,295
Postal Realty Trust, Inc. Class A REIT	54,006	792,268
Prologis, Inc. REIT	100,325	10,193,020
Public Storage REIT	33,579	9,832,267
Realty Income Corporation REIT	126,828	7,381,390
Rexford Industrial Realty, Inc. REIT	27,864	1,448,928
Ryman Hospitality Properties, Inc. REIT	27,931	2,055,442
Sabra Health Care REIT, Inc.	145,732	1,912,004
SBA Communications Corporation REIT	3,371	959,555
Simon Property Group, Inc. REIT	36,279	3,256,040
Sun Communities, Inc. REIT	15,554	2,104,923
UDR, Inc. REIT	56,331	2,349,566
Urban Edge Properties REIT	65,854	878,492
Ventas, Inc. REIT	74,950	3,010,741
Welltower, Inc. REIT	55,499	3,569,696
	Shares	Value
WP Carey, Inc. REIT	66,880	$4,668,224
		136,545,718
Total Common Stocks (Cost $158,868,040)		136,545,718
FOREIGN COMMON STOCKS — 35.0%
Australia — 3.6%
Dexus REIT	303,408	1,509,320
GPT Group (The) REIT (Athens Exchange)	531,711	1,308,632
HomeCo Daily Needs REIT	526,548	377,418
Mirvac Group REIT	1,499,312	1,867,697
Scentre Group REIT	1,404,338	2,294,520
Shopping Centres Australasia Property Group REIT	508,477	766,711
Stockland REIT	38,805	81,212
		8,205,510
Belgium — 0.4%
Aedifica SA REIT	6,346	489,146
VGP NV	4,475	426,832
		915,978
Canada — 2.6%
Canadian Apartment Properties REIT	31,619	963,666
Chartwell Retirement Residences	183,222	1,232,224
Granite REIT	16,392	791,150
RioCan REIT	95,904	1,292,744
Summit Industrial Income REIT	61,688	764,094
Tricon Residential, Inc. (Toronto Exchange)	86,121	745,029
		5,788,907
Finland — 0.2%
Kojamo OYJ	28,994	373,415
France — 1.1%
Covivio REIT	5,464	263,221
Gecina SA REIT	5,593	438,042
ICADE REIT	5,879	218,859
Klepierre REIT*	89,764	1,560,571
		2,480,693
Germany — 1.7%
Aroundtown SA	57,940	126,872
TAG Immobilien AG	35,880	286,342
Vonovia SE	164,989	3,560,756
		3,973,970
Hong Kong — 4.6%
CK Asset Holdings, Ltd.	387,455	2,326,043
Hang Lung Properties, Ltd.	253,476	416,243
Link REIT	407,005	2,841,102
Sun Hung Kai Properties, Ltd.	8,500	93,774
Sun Hung Kai Properties, Ltd. (Hong Kong Exchange)	289,239	3,192,120
Swire Properties, Ltd.	286,715	616,802

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Wharf Real Estate Investment Co., Ltd.	210,000	$952,012
		10,438,096
Japan — 10.1%
Activia Properties, Inc. REIT	706	2,070,593
Daiwa Securities Living Investments Corporation REIT	165	130,789
Global One Real Estate Investment Corporation REIT	1,195	904,952
GLP J-REIT	268	297,226
Heiwa Real Estate Co., Ltd.	5,174	141,721
Hulic Reit, Inc.	910	1,041,625
Ichigo Office REIT Investment Corporation	753	445,016
Industrial & Infrastructure Fund Investment Corporation REIT	1,060	1,201,122
Invincible Investment Corporation REIT	1,900	598,518
Japan Metropolitan Fund Invest REIT	548	411,446
Keihanshin Building Co., Ltd.	97,134	818,902
Kenedix Retail REIT Corporation	638	1,178,333
LaSalle Logiport REIT	522	583,977
Mitsubishi Estate Co., Ltd.	257,091	3,387,476
Mitsui Fudosan Co., Ltd.	135,307	2,577,596
Mitsui Fudosan Logistics Park, Inc. REIT	180	616,047
Mori Trust Hotel Reit, Inc.	1,095	1,005,642
Mori Trust Sogo REIT, Inc.	1,038	988,194
Nippon Building Fund, Inc. REIT	102	448,849
NIPPON REIT Investment Corporation	187	476,652
Sekisui House REIT, Inc.	1,215	682,866
Star Asia Investment Corporation REIT	668	258,304
Sumitomo Realty & Development Co., Ltd.	12,985	295,306
Takara Leben Real Estate Investment Corporation REIT	363	257,819
TOC Co., Ltd.	31,000	151,416
Tokyu Fudosan Holdings Corporation	217,566	1,129,755
United Urban Investment Corporation REIT	599	620,893
		22,721,035
Netherlands — 0.4%
CTP NV 144A	32,432	333,877
Eurocommercial Properties NV REIT	17,654	349,487
NSI NV REIT	8,544	202,680
		886,044
Norway — 0.1%
Entra ASA 144A	17,508	163,496
Singapore — 3.6%
CapitaLand Integrated Commercial Trust REIT	1,096,396	1,458,409
Capitaland Investment, Ltd.	444,740	1,069,984
	Shares	Value
City Developments, Ltd.	110,853	$584,210
Digital Core REIT Management Pte, Ltd.	644,406	448,837
Frasers Logistics & Commercial Trust REIT	1,425,200	1,216,777
Hongkong Land Holdings, Ltd.	189,186	831,287
Lendlease Global Commercial REIT	1,003,768	531,855
Mapletree Commercial Trust REIT	1,204,841	1,434,424
Mapletree Logistics Trust REIT	429,180	463,728
		8,039,511
Spain — 0.6%
Arima Real Estate SOCIMI SA REIT*	32,301	246,922
Inmobiliaria Colonial Socimi SA REIT	55,514	268,034
Merlin Properties Socimi SA REIT	111,839	862,968
		1,377,924
Sweden — 1.4%
Castellum AB	65,002	728,326
Fabege AB	155,189	1,054,137
Fastighets AB Balder, B Shares*	237,796	949,206
Nyfosa AB	31,953	184,494
Sagax AB, B Shares	7,306	120,279
Samhallsbyggnadsbolaget i Norden AB	56,128	61,099
		3,097,541
Switzerland — 0.4%
PSP Swiss Property AG	10,163	1,015,918
United Kingdom — 4.2%
Big Yellow Group PLC REIT	55,184	653,084
British Land Co. PLC (The) REIT	462,255	1,790,478
Capital & Counties Properties PLC REIT	225,314	267,423
Derwent London PLC REIT	20,327	458,581
Grainger PLC	379,300	971,526
Hammerson PLC REIT	993,774	197,515
Home Reit PLC	230,109	233,291
Life Science Reit PLC REIT	276,332	220,913
LXI REIT PLC	209,904	289,776
PRS REIT PLC (The)	265,578	278,140
Safestore Holdings PLC REIT	37,335	347,467
Segro PLC REIT	208,410	1,738,945
Sirius Real Estate, Ltd.	373,256	294,649
Tritax Big Box REIT PLC	299,028	451,256
Tritax EuroBox PLC 144A	415,492	294,408
UNITE Group PLC (The) REIT	104,871	995,672
		9,483,124
Total Foreign Common Stocks (Cost $106,075,990)		78,961,162

	Shares	Value
MONEY MARKET FUNDS — 4.3%
GuideStone Money Market Fund, 2.76% (Institutional Class)Ø∞	8,308,844	$8,308,844
Northern Institutional Liquid Assets Portfolio (Shares), 2.97%Ø§	1,516,916	1,516,916
Total Money Market Funds (Cost $9,825,760)		9,825,760
TOTAL INVESTMENTS — 99.9% (Cost $274,769,790)		225,332,640
Other Assets in Excess of Liabilities — 0.1%		134,720
NET ASSETS — 100.0%		$225,467,360
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2022, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)
	Par	Value
CORPORATE BONDS — 13.2%
8x8, Inc.
0.50%, 02/01/24‡‡ CONV	$546,000	$466,724
Air Transport Services Group, Inc.
1.13%, 10/15/24‡‡ CONV	273,000	273,683
Apollo Commercial Real Estate Finance, Inc.
5.38%, 10/15/23 CONV	1,096,000	1,077,505
Arbor Realty Trust, Inc.
7.50%, 08/01/25 144A CONV	624,000	568,464
Array Technologies, Inc.
1.00%, 12/01/28 144A ‡‡ CONV	710,000	633,334
Bandwidth, Inc.
0.50%, 04/01/28 CONV	464,000	274,456
Beauty Health Co. (The)
1.25%, 10/01/26 144A ‡‡ CONV	786,000	636,660
Bentley Systems, Inc.
0.38%, 07/01/27‡‡ CONV	606,000	459,651
BigCommerce Holdings, Inc.
0.25%, 10/01/26 CONV	691,000	508,017
Blackline, Inc.
0.00%, 03/15/26‡‡ CONV »	474,000	385,836
Bloom Energy Corporation
2.50%, 08/15/25 CONV	242,000	337,711
Cable One, Inc.
1.13%, 03/15/28 CONV	761,000	551,725
Cerevel Therapeutics Holdings, Inc.
2.50%, 08/15/27 144A CONV	99,000	91,922
Ceridian HCM Holding, Inc.
0.25%, 03/15/26 CONV	231,000	187,457
Cheesecake Factory, Inc. (The)
0.38%, 06/15/26‡‡ CONV	754,000	586,706
Chefs' Warehouse, Inc. (The)
1.88%, 12/01/24‡‡ CONV	405,000	398,925
Chegg, Inc.
0.00%, 09/01/26‡‡ CONV »	605,000	462,210
Coherus Biosciences, Inc.
1.50%, 04/15/26‡‡ CONV	512,000	405,120
CONMED Corporation
2.25%, 06/15/27 144A ‡‡ CONV	323,000	279,395
CryoPort, Inc.
0.75%, 12/01/26 144A ‡‡ CONV	911,000	668,005
DigitalBridge Group, Inc.
5.00%, 04/15/23 CONV	399,000	394,810
DISH Network Corporation
3.38%, 08/15/26‡‡ CONV	642,000	443,301
Enphase Energy, Inc.
0.00%, 03/01/28‡‡ CONV »	219,000	261,048
Envestnet, Inc.
0.75%, 08/15/25‡‡ CONV	779,000	655,334
Etsy, Inc.
0.25%, 06/15/28‡‡ CONV	469,000	365,117
Everbridge, Inc.
0.13%, 12/15/24‡‡ CONV	384,000	339,360
Exact Sciences Corporation
0.38%, 03/15/27‡‡ CONV	760,000	529,607
Granite Point Mortgage Trust, Inc.
5.63%, 12/01/22 144A CONV	289,000	283,595
	Par	Value
6.38%, 10/01/23‡‡ CONV	$1,425,000	$1,410,037
Greenbrier Cos., Inc. (The)
2.88%, 04/15/28 CONV	754,000	595,283
Groupon, Inc.
1.13%, 03/15/26 CONV	711,000	450,389
Haemonetics Corporation
0.00%, 03/01/26 CONV »	580,000	463,972
Halozyme Therapeutics, Inc.
0.25%, 03/01/27 CONV	650,000	553,312
Helix Energy Solutions Group, Inc.
4.13%, 09/15/23 CONV	193,000	191,070
6.75%, 02/15/26‡‡ CONV	250,000	254,375
Herbalife Nutrition, Ltd.
2.63%, 03/15/24‡‡ CONV	373,000	338,311
i3 Verticals LLC
1.00%, 02/15/25‡‡ CONV	436,000	375,778
Impinj, Inc.
1.13%, 05/15/27 144A ‡‡ CONV	278,000	275,295
Infinera Corporation
2.13%, 09/01/24‡‡ CONV	484,000	443,586
Innoviva, Inc.
2.13%, 01/15/23‡‡ CONV	211,000	208,082
Insmed, Inc.
0.75%, 06/01/28‡‡ CONV	226,000	207,129
Jazz Investments I, Ltd.
1.50%, 08/15/24‡‡ CONV	453,000	428,934
JetBlue Airways Corporation
0.50%, 04/01/26 CONV	357,000	255,255
Kaman Corporation
3.25%, 05/01/24‡‡ CONV	365,000	344,378
KKR Real Estate Finance Trust, Inc.
6.13%, 05/15/23 CONV	317,000	314,623
LendingTree, Inc.
0.50%, 07/15/25‡‡ CONV	892,000	640,367
Liberty TripAdvisor Holdings, Inc.
0.50%, 06/30/51 144A ‡‡ CONV	1,077,000	771,670
Ligand Pharmaceuticals, Inc.
0.75%, 05/15/23‡‡ CONV	394,000	383,165
LivePerson, Inc.
0.00%, 12/15/26‡‡ CONV »	760,000	519,341
Lumentum Holdings, Inc.
0.50%, 12/15/26‡‡ CONV	467,000	437,812
MACOM Technology Solutions Holdings, Inc.
0.25%, 03/15/26 CONV	380,000	358,625
Magnite, Inc.
0.25%, 03/15/26 CONV	990,000	747,450
MFA Financial, Inc.
6.25%, 06/15/24‡‡ CONV	1,456,000	1,270,214
Mitek Systems, Inc.
0.75%, 02/01/26 CONV	377,000	305,872
NCL Corporation, Ltd.
2.50%, 02/15/27 144A ‡‡ CONV	893,000	587,147
New Relic, Inc.
0.50%, 05/01/23‡‡ CONV	336,000	328,272
NRG Energy, Inc.
2.75%, 06/01/48‡‡ CONV	573,000	612,823

	Par	Value
Patrick Industries, Inc.
1.75%, 12/01/28 144A ‡‡ CONV	$356,000	$259,435
Pebblebrook Hotel Trust
1.75%, 12/15/26‡‡ CONV	624,000	535,392
PennyMac Corporation
5.50%, 11/01/24‡‡ CONV	915,000	859,528
5.50%, 03/15/26 CONV	1,000,000	822,500
Perficient, Inc.
0.13%, 11/15/26 144A ‡‡ CONV	724,000	539,380
Permian Resources Operating LLC
3.25%, 04/01/28‡‡ CONV	500,000	671,000
Pioneer Natural Resources Co.
0.25%, 05/15/25‡‡ CONV	110,000	238,810
PRA Group, Inc.
3.50%, 06/01/23‡‡ CONV	300,000	295,200
Progress Software Corporation
1.00%, 04/15/26 CONV	421,000	397,003
Realogy Group LLC
0.25%, 06/15/26 CONV	715,000	502,645
Redwood Trust, Inc.
4.75%, 08/15/23 CONV	240,000	237,000
5.63%, 07/15/24‡‡ CONV	228,000	206,902
7.75%, 06/15/27 144A CONV	94,000	75,878
RingCentral, Inc.
0.00%, 03/01/25‡‡ CONV »	462,000	390,967
Royal Caribbean Cruises, Ltd.
4.25%, 06/15/23 CONV	434,000	424,235
6.00%, 08/15/25 144A CONV	144,000	152,424
RWT Holdings, Inc.
5.75%, 10/01/25‡‡ CONV	890,000	764,955
Sabre GLBL, Inc.
4.00%, 04/15/25‡‡ CONV	350,000	337,329
Sarepta Therapeutics, Inc.
1.25%, 09/15/27 144A CONV	154,000	159,313
Snap, Inc.
0.00%, 05/01/27 CONV »	327,000	227,102
SoFi Technologies, Inc.
0.00%, 10/15/26 144A ‡‡ CONV »	893,000	611,236
Spirit Airlines, Inc.
1.00%, 05/15/26‡‡ CONV	324,000	277,506
Splunk, Inc.
1.13%, 06/15/27‡‡ CONV	355,000	281,081
Stride, Inc.
1.13%, 09/01/27 CONV	457,000	465,911
Summit Hotel Properties, Inc.
1.50%, 02/15/26‡‡ CONV	353,000	294,402
Sunnova Energy International, Inc.
0.25%, 12/01/26 CONV	471,000	397,759
2.63%, 02/15/28 144A CONV	199,000	177,906
Topgolf Callaway Brands Corporation
2.75%, 05/01/26‡‡ CONV	288,000	372,960
Two Harbors Investment Corporation
6.25%, 01/15/26‡‡ CONV	807,000	675,378
Upstart Holdings, Inc.
0.25%, 08/15/26 CONV	945,000	526,247
	Par	Value
Upwork, Inc.
0.25%, 08/15/26 CONV	$922,000	$677,716
Verint Systems, Inc.
0.25%, 04/15/26 CONV	722,000	602,509
Winnebago Industries, Inc.
1.50%, 04/01/25‡‡ CONV	209,000	219,581
WisdomTree Investments, Inc.
4.25%, 06/15/23 CONV	200,000	198,125
3.25%, 06/15/26 CONV	104,000	93,236
Workiva, Inc.
1.13%, 08/15/26‡‡ CONV	301,000	354,127
Ziff Davis, Inc.
1.75%, 11/01/26 144A ‡‡ CONV	338,000	313,833
Zillow Group, Inc.
2.75%, 05/15/25‡‡ CONV	276,000	252,264
Total Corporate Bonds (Cost $47,429,539)		41,487,020
FOREIGN BONDS — 0.2%
China — 0.0%
Pinduoduo, Inc.
0.00%, 12/01/25 CONV »	183,000	164,609
Jersey — 0.1%
Encore Capital Europe Finance, Ltd.
4.50%, 09/01/23‡‡ CONV	219,000	255,463
Norway — 0.1%
SFL Corporation, Ltd.
4.88%, 05/01/23‡‡ CONV	227,000	226,716
Total Foreign Bonds (Cost $637,321)		646,788
MORTGAGE-BACKED SECURITIES — 4.8%
Federal Home Loan Mortgage Corporation REMIC, Series 4248
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 3.18%, 09/15/43† IO	230,864	23,485
Federal Home Loan Mortgage Corporation REMIC, Series 4468
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 3.28%, 05/15/45† IO	234,757	24,006
Federal Home Loan Mortgage Corporation REMIC, Series 4583
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 3.18%, 05/15/46† IO	584,097	65,627
Federal Home Loan Mortgage Corporation REMIC, Series 5012
4.00%, 09/25/50 IO	170,821	32,240
Federal Home Loan Mortgage Corporation REMIC, Series 5020
3.00%, 08/25/50 IO	323,624	50,289
Federal National Mortgage Association REMIC, Series 2017-31
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 3.02%, 05/25/47† IO	328,379	36,454

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Federal National Mortgage Association REMIC, Series 2018-17
(Floating, 3.45% - ICE LIBOR USD 1M, 2.50% Cap), 0.37%, 03/25/48† IO	$1,776,533	$38,087
Federal National Mortgage Association REMIC, Series 2018-8
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 3.07%, 02/25/48† IO	191,016	20,745
Federal National Mortgage Association REMIC, Series 2020-38
4.00%, 06/25/50 IO	855,135	172,771
Federal National Mortgage Association REMIC, Series 2020-49
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 3.02%, 07/25/50† IO	491,080	56,365
4.00%, 07/25/50 IO	393,655	73,637
Federal National Mortgage Association REMIC, Series 2020-60
4.00%, 09/25/50 IO	158,643	29,942
Federal National Mortgage Association REMIC, Series 2020-62
4.00%, 06/25/48 IO	550,486	129,506
Federal National Mortgage Association STRIP, Series 405
(Floating, 5.05% - ICE LIBOR USD 1M, 5.05% Cap), 1.97%, 10/25/40† IO	583,727	45,852
Government National Mortgage Association
4.00%, 10/01/52 TBA	5,000,000	4,670,508
4.50%, 10/01/52 TBA	3,000,000	2,872,383
5.00%, 10/01/52 TBA	1,000,000	978,989
Government National Mortgage Association, Series 2015-110
(Floating, 5.70% - ICE LIBOR USD 1M, 5.70% Cap), 2.69%, 08/20/45† IO	131,329	13,345
Government National Mortgage Association, Series 2018-124
(Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 3.19%, 09/20/48† IO	389,005	34,959
Government National Mortgage Association, Series 2018-139
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 3.14%, 10/20/48† IO	149,221	13,160
Government National Mortgage Association, Series 2018-7
(Floating, 5.70% - ICE LIBOR USD 1M, 5.70% Cap), 2.69%, 01/20/48† IO	327,634	30,581
	Par	Value
Government National Mortgage Association, Series 2019-1
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 3.04%, 01/20/49† IO	$173,228	$14,739
Government National Mortgage Association, Series 2019-110
3.09%, 09/20/49† IO	563,682	44,994
Government National Mortgage Association, Series 2019-111
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 3.14%, 01/20/49† IO	482,983	40,506
Government National Mortgage Association, Series 2019-151
3.50%, 10/20/49 IO	733,152	105,744
3.50%, 12/20/49 IO	434,518	74,679
Government National Mortgage Association, Series 2019-153
4.00%, 12/20/49 IO	2,300,822	389,729
Government National Mortgage Association, Series 2019-20
(Floating, 3.79% - ICE LIBOR USD 1M, 3.79% Cap), 0.78%, 02/20/49† IO	406,425	9,092
Government National Mortgage Association, Series 2019-6
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 3.04%, 01/20/49† IO	144,753	13,184
Government National Mortgage Association, Series 2020-146
2.50%, 10/20/50 IO	334,257	41,518
Government National Mortgage Association, Series 2020-21
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 3.04%, 02/20/50† IO	334,804	31,997
Government National Mortgage Association, Series 2020-55
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 3.04%, 04/20/50† IO	510,035	51,378
3.50%, 04/20/50 IO	312,874	50,175
Government National Mortgage Association, Series 2020-61
(Floating, 6.44% - ICE LIBOR USD 1M, 6.44% Cap), 3.43%, 07/20/43† IO	523,694	51,211
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 3.04%, 08/20/49† IO	735,773	69,656
Government National Mortgage Association, Series 2020-78
4.00%, 06/20/50 IO	582,962	110,731
Government National Mortgage Association, Series 2020-79
4.00%, 06/20/50 IO	154,740	23,942
Uniform Mortgage Backed Securities
2.50%, 10/01/52 TBA	2,000,000	1,678,555

	Par	Value
4.00%, 10/01/52 TBA	$3,000,000	$2,784,492
Total Mortgage-Backed Securities (Cost $16,268,868)		14,999,253

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.0%
Put Swaptions — 0.0%
Pay 1-Day SONIA (Annually); Receive 0.42% (Annually); Interest Rate Swap Maturing 10/10/2023 GBP, Strike Price $0.42, Expires 10/10/22 (CITI)	1	$8,270,000	—
Pay 1-Day SONIA (Annually); Receive 0.46% (Annually); Interest Rate Swap Maturing 10/10/2023 GBP, Strike Price $0.46, Expires 10/10/22 (CITI)	1	7,550,000	—
Pay 1-Day SONIA (Annually); Receive 0.52% (Annually); Interest Rate Swap Maturing 11/15/2023 GBP, Strike Price $0.52, Expires 11/15/22 (CITI)	1	8,700,000	—
Pay 1-Day SONIA (Annually); Receive 0.54% (Annually); Interest Rate Swap Maturing 11/16/2023 GBP, Strike Price $0.54, Expires 11/16/22 (MSCS)	1	7,920,000	1
Total Purchased Options (Premiums paid $73,488)			1

	Par
U.S. TREASURY OBLIGATIONS — 30.0%
U.S. Treasury Bills
1.82%, 10/06/22Ω	$4,300,000	4,299,123
1.37%, 10/13/22Ω	30,800,000	30,777,777
2.37%, 10/20/22Ω	4,300,000	4,294,825
2.31%, 10/27/22Ω	4,300,000	4,292,636
2.52%, 11/17/22Ω	4,300,000	4,284,708
2.82%, 12/01/22Ω	4,500,000	4,478,594
2.30%, 12/08/22Ω	33,800,000	33,617,431
3.17%, 12/22/22Ω	4,300,000	4,269,489
	Par	Value
3.18%, 01/12/23Ω	$4,300,000	$4,261,172
Total U.S. Treasury Obligations (Cost $94,616,402)		94,575,755

	Shares
COMMON STOCKS — 6.4%
Communication Services — 0.0%
Escrow NII Holdings, Inc.Ψ ††† *	76,167	19,803
Consumer Discretionary — 1.4%
Advance Auto Parts, Inc.	963	150,555
AutoNation, Inc.*	727	74,059
AutoZone, Inc.*	136	291,302
Bath & Body Works, Inc.	311	10,139
Best Buy Co., Inc.	5,829	369,209
Chewy, Inc. Class A*	10,073	309,443
Dick's Sporting Goods, Inc.	167	17,475
Dollar General Corporation	1,442	345,878
eBay, Inc.	4,786	176,173
Etsy, Inc.*	213	21,328
Floor & Decor Holdings, Inc. Class A*	547	38,432
Genuine Parts Co.	1,041	155,442
Leslie's, Inc.*	5,774	84,935
Lowe’s Cos., Inc.	1,976	371,112
Macy’s, Inc.	10,474	164,128
Murphy U.S.A., Inc.	747	205,358
O’Reilly Automotive, Inc.*	428	301,034
Penske Automotive Group, Inc.	1,155	113,687
Pool Corporation	857	272,706
Target Corporation	893	132,512
Tractor Supply Co.	659	122,495
Ulta Beauty, Inc.*	729	292,467
Williams-Sonoma, Inc.	3,882	457,494
		4,477,363
Consumer Staples — 0.8%
Albertsons Cos., Inc. Class A	8,941	222,273
BellRing Brands, Inc.*	1,158	23,866
Casey’s General Stores, Inc.	810	164,041
Church & Dwight Co., Inc.	2,462	175,885
Colgate-Palmolive Co.	6,015	422,554
Costco Wholesale Corporation	446	210,632
Estee Lauder Cos., Inc. (The) Class A	303	65,418
Kimberly-Clark Corporation	766	86,206
Kroger Co. (The)	9,699	424,331
Nu Skin Enterprises, Inc. Class A	1,535	51,223
Procter & Gamble Co. (The)	1,391	175,614
Sprouts Farmers Market, Inc.*	8,346	231,602
U.S. Foods Holding Corporation*	921	24,351
Walmart, Inc.	2,303	298,699
		2,576,695
Financials — 1.2%
Aflac, Inc.	7,899	443,924
Allstate Corporation (The)	1,274	158,651
American Financial Group, Inc.	1,912	235,042

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Arch Capital Group, Ltd.*	5,266	$239,814
Axis Capital Holdings, Ltd.	636	31,259
Cincinnati Financial Corporation	365	32,693
CNO Financial Group, Inc.	12,893	231,687
Erie Indemnity Co. Class A	1,303	289,670
Fidelity National Financial, Inc.	2,797	101,252
First American Financial Corporation	3,279	151,162
Hanover Insurance Group, Inc. (The)	855	109,560
Hartford Financial Services Group, Inc. (The)	1,971	122,084
Marsh & McLennan Cos., Inc.	1,142	170,489
Old Republic International Corporation	14,223	297,687
Primerica, Inc.	803	99,130
Principal Financial Group, Inc.	2,745	198,052
RLI Corporation	3,375	345,533
Selective Insurance Group, Inc.	988	80,423
Travelers Cos., Inc. (The)	1,529	234,243
Unum Group	805	31,234
W.R. Berkley Corporation	3,971	256,447
		3,860,036
Information Technology — 1.3%
Amphenol Corporation Class A	3,721	249,158
Apple, Inc.	5,513	761,897
Arista Networks, Inc.*	2,120	239,327
Belden, Inc.	1,848	110,917
CDW Corporation	798	124,552
Cisco Systems, Inc.	15,333	613,320
Cognex Corporation	944	39,129
Corning, Inc.	2,969	86,160
F5, Inc.*	76	10,999
HP, Inc.	13,714	341,753
IPG Photonics Corporation*	783	66,046
Keysight Technologies, Inc.*	2,454	386,161
Littelfuse, Inc.	390	77,489
National Instruments Corporation	1,198	45,212
NetApp, Inc.	649	40,141
Pure Storage, Inc. Class A*	3,464	94,810
Trimble, Inc.*	2,137	115,975
Ubiquiti, Inc.	320	93,939
Vishay Intertechnology, Inc.	20,478	364,304
Vontier Corporation	4,117	68,795
		3,930,084
Materials — 1.7%
AptarGroup, Inc.	562	53,407
Celanese Corporation	364	32,884
CF Industries Holdings, Inc.	4,711	453,434
Chemours Co. (The)	2,230	54,970
Corteva, Inc.	1,107	63,265
Crown Holdings, Inc.	117	9,481
Eastman Chemical Co.	2,397	170,307
Element Solutions, Inc.	26,419	429,837
FMC Corporation‡‡	502	53,061
Graphic Packaging Holding Co.	11,976	236,406
Greif, Inc. Class A	184	10,961
Huntsman Corporation	11,946	293,155
	Shares	Value
Ingevity Corporation*	333	$20,190
Louisiana-Pacific Corporation	3,060	156,641
Mosaic Co. (The)	7,845	379,149
NewMarket Corporation	382	114,917
Nucor Corporation	2,751	294,329
Packaging Corporation of America	6,976	783,335
Reliance Steel & Aluminum Co.	2,419	421,898
Royal Gold, Inc.	2,529	237,271
Sensient Technologies Corporation	1,845	127,932
Sherwin-Williams Co. (The)	379	77,600
Silgan Holdings, Inc.	791	33,254
Steel Dynamics, Inc.	5,849	414,987
United States Steel Corporation	4,194	75,995
Westlake Corporation	2,313	200,953
Westrock Co.	5,626	173,787
		5,373,406
Total Common Stocks (Cost $22,081,750)		20,237,387
FOREIGN COMMON STOCKS — 0.2%
Ireland — 0.0%
Willis Towers Watson PLC	624	125,387
Jersey — 0.0%
Amcor PLC	10,039	107,719
Netherlands — 0.1%
LyondellBasell Industries NV Class A	4,019	302,550
Switzerland — 0.1%
Chubb, Ltd.	518	94,214
TE Connectivity, Ltd.	1,454	160,463
		254,677
Total Foreign Common Stocks (Cost $894,660)		790,333
PREFERRED STOCKS — 1.3%
AGNC Investment Corporation
(Variable, 4.70% - ICE LIBOR USD 3M), 6.13% †	9,676	186,360
AMG Capital Trust II
5.15% CONV	6,846	332,882
Arbor Realty Trust, Inc.
(Variable, 5.44% - U.S. SOFR), 6.25% †	10,619	222,043
Chimera Investment Corporation
(Variable, 5.79% - ICE LIBOR USD 3M), 8.00% †	11,273	198,405
Cowen, Inc.
5.63% CONV	320	484,953
Fluor Corporation
6.50% CONV	576	716,087
Granite Point Mortgage Trust, Inc.
(Variable, 5.83% - U.S. SOFR), 7.00% †	10,357	209,833
Lyondellbasell Advanced Polymers, Inc.
6.00% CONV	12	10,080

	Shares	Value
MFA Financial, Inc.
(Variable, 5.35% - ICE LIBOR USD 3M), 6.50% †	13,573	$239,971
NCR Corporation
PIK, 5.50% CONV	250	246,600
New York Community Capital Trust V
6.00% CONV	8,655	385,926
New York Mortgage Trust, Inc.
(Variable, 6.13% - U.S. SOFR), 6.88% †	10,365	148,738
RBC Bearings, Inc.
5.00% CONV	1,916	199,245
Ready Capital Corporation
7.00% CONV	14,935	373,076
Rithm Capital Corporation
(Variable, 4.97% - ICE LIBOR USD 3M), 6.38% †	9,077	158,394
Total Preferred Stocks (Cost $4,736,688)		4,112,593
FOREIGN PREFERRED STOCK — 0.1%
Canada — 0.1%
Algonquin Power & Utilities Corporation
7.75%, CONV (Cost $338,590)	6,766	256,228
MUTUAL FUNDS — 0.3%
ProShares Short 20+ Year Treasury* (Cost $941,321)	45,989	1,025,555
MONEY MARKET FUNDS — 39.9%
GuideStone Money Market Fund, 2.76% (Institutional Class)Ø ∞	17,169,658	17,169,658
Northern Institutional U.S. Government Portfolio (Shares), 2.31%Ø	108,823,299	108,823,299
Total Money Market Funds (Cost $125,992,957)		125,992,957
TOTAL INVESTMENTS —96.4% (Cost $314,011,584)		304,123,870
COMMON STOCKS SOLD SHORT — (2.9)%
Communication Services — (0.1)%
Bandwidth, Inc. Class A *	(650)	(7,735)
Cable One, Inc.	(107)	(91,276)
DISH Network Corporation Class A *	(2,962)	(40,965)
Magnite, Inc. *	(2,648)	(17,397)
Snap, Inc. Class A *	(916)	(8,995)
TripAdvisor, Inc. *	(3,740)	(82,579)
Ziff Davis, Inc. *	(1,758)	(120,388)
		(369,335)
Consumer Discretionary — (0.4)%
Cheesecake Factory, Inc. (The)	(3,418)	(100,079)
Chegg, Inc. *	(1,360)	(28,655)
Etsy, Inc. *	(976)	(97,727)
Groupon, Inc. *	(2,534)	(20,171)
Norwegian Cruise Line Holdings, Ltd. *	(13,335)	(151,485)
	Shares	Value
Patrick Industries, Inc.	(1,780)	$(78,035)
Royal Caribbean Cruises, Ltd. *	(2,600)	(98,540)
Stride, Inc. *	(5,596)	(235,200)
Topgolf Callaway Brands Corporation *	(13,587)	(261,686)
Winnebago Industries, Inc.	(2,247)	(119,563)
		(1,191,141)
Consumer Staples — (0.1)%
Beauty Health Co. (The) *	(10,172)	(119,928)
Chefs' Warehouse, Inc. (The) *	(4,840)	(140,215)
Herbalife Nutrition, Ltd. *	(746)	(14,838)
		(274,981)
Energy — (0.2)%
Helix Energy Solutions Group, Inc. *	(18,597)	(71,784)
Permian Resources Corporation *	(63,636)	(432,725)
Pioneer Natural Resources Co.	(953)	(206,353)
SFL Corporation, Ltd.	(2,754)	(25,089)
		(735,951)
Financials — (0.3)%
Affiliated Managers Group, Inc.	(352)	(39,371)
Cowen, Inc. Class A	(11,707)	(452,359)
Encore Capital Group, Inc. *	(3,708)	(168,640)
LendingTree, Inc. *	(178)	(4,247)
PRA Group, Inc. *	(972)	(31,940)
SoFi Technologies, Inc. *	(15,756)	(76,889)
Upstart Holdings, Inc. *	(794)	(16,507)
WisdomTree Investments, Inc.	(15,565)	(72,844)
		(862,797)
Health Care — (0.3)%
Cerevel Therapeutics Holdings, Inc. *	(1,386)	(39,168)
Coherus Biosciences, Inc. *	(16,213)	(155,807)
CONMED Corporation	(1,120)	(89,790)
CryoPort, Inc. *	(2,277)	(55,468)
Exact Sciences Corporation *	(2,566)	(83,369)
Haemonetics Corporation *	(892)	(66,035)
Halozyme Therapeutics, Inc. *	(4,193)	(165,791)
Insmed, Inc. *	(5,208)	(112,180)
Ligand Pharmaceuticals, Inc. *	(79)	(6,803)
Sarepta Therapeutics, Inc. *	(712)	(78,705)
		(853,116)
Industrials — (0.5)%
Air Transport Services Group, Inc. *	(4,325)	(104,189)
Array Technologies, Inc. *	(22,820)	(378,356)
Bloom Energy Corporation Class A *	(12,836)	(256,592)
Fluor Corporation *	(21,274)	(529,510)
Greenbrier Cos., Inc. (The)	(6,786)	(164,696)
JetBlue Airways Corporation *	(3,570)	(23,669)
Kaman Corporation	(924)	(25,807)
RBC Bearings, Inc. *	(707)	(146,922)
Spirit Airlines, Inc.	(2,651)	(49,892)
Upwork, Inc. *	(4,186)	(57,013)
		(1,736,646)

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Information Technology — (0.7)%
8x8, Inc. *	(2,530)	$(8,729)
Bentley Systems, Inc. Class B	(3,487)	(106,667)
BigCommerce Holdings, Inc. Series 1 *	(2,539)	(37,577)
Blackline, Inc. *	(948)	(56,785)
Ceridian HCM Holding, Inc. *	(610)	(34,087)
Enphase Energy, Inc. *	(595)	(165,095)
Envestnet, Inc. *	(2,226)	(98,834)
Everbridge, Inc. *	(672)	(20,751)
I3 Verticals, Inc. Class A *	(3,740)	(74,912)
Impinj, Inc. *	(1,742)	(139,412)
Infinera Corporation *	(16,133)	(78,084)
LivePerson, Inc. *	(2,527)	(23,804)
Lumentum Holdings, Inc. *	(3,007)	(206,190)
MACOM Technology Solutions Holdings, Inc. *	(2,508)	(129,889)
Mitek Systems, Inc. *	(8,482)	(77,695)
NCR Corporation *	(4,580)	(87,066)
New Relic, Inc. *	(118)	(6,771)
Perficient, Inc. *	(1,321)	(85,892)
Progress Software Corporation	(4,042)	(171,987)
RingCentral, Inc. Class A *	(132)	(5,275)
Sabre Corporation *	(27,334)	(140,770)
Splunk, Inc. *	(479)	(36,021)
Verint Systems, Inc. *	(5,234)	(175,758)
Workiva, Inc. *	(2,440)	(189,832)
		(2,157,883)
Real Estate — (0.1)%
Anywhere Real Estate, Inc. *	(12,513)	(101,480)
Pebblebrook Hotel Trust REIT	(14,691)	(213,166)
Summit Hotel Properties, Inc. REIT	(15,273)	(102,635)
Zillow Group, Inc. Class C *	(1,386)	(39,654)
		(456,935)
Utilities — (0.2)%
NRG Energy, Inc.	(8,590)	(328,739)
Sunnova Energy International, Inc. *	(13,612)	(300,553)
		(629,292)
Total Common Stocks Sold Short (Proceeds $(11,893,594))		(9,268,077)
FOREIGN COMMON STOCKS SOLD SHORT — (0.1)%
Canada — (0.1)%
Algonquin Power & Utilities Corporation	(14,499)	(158,184)
Ireland — (0.0)%
Jazz Pharmaceuticals PLC *	(513)	(68,378)
Total Foreign Common Stocks Sold Short (Proceeds $(298,572))		(226,562)
TOTAL SECURITIES SOLD SHORT —(3.0)% (Proceeds $(12,192,166))		(9,494,639)

	Number of Contracts	Notional Amount	Value
WRITTEN OPTIONS — (0.0)%
Call Swaptions — (0.0)%
Pay 0.38% (Annually); Receive 1-Day SONIA (Annually); Interest Rate Swap Maturing 10/10/2032 GBP, Strike Price $0.38, Expires 10/10/22 (CITI)	(1)	$(850,000)	$ —
Pay 0.42% (Annually); Receive 1-Day SONIA (Annually); Interest Rate Swap Maturing 10/10/2032 GBP, Strike Price $0.42, Expires 10/10/22 (CITI)	(1)	(780,000)	—
Pay 0.55% (Annually); Receive 1-Day SONIA (Annually); Interest Rate Swap Maturing 11/15/2032 GBP, Strike Price $0.55, Expires 11/15/22 (CITI)	(1)	(900,000)	(2)
Pay 0.60% (Annually); Receive 1-Day SONIA (Annually); Interest Rate Swap Maturing 11/16/2032 GBP, Strike Price $0.60, Expires 11/16/22 (MSCS)	(1)	(820,000)	(3)
Total Written Options (Premiums received $ (73,667))			(5)
Other Assets in Excess of Liabilities — 6.6%			20,830,532
NET ASSETS — 100.0%			$315,459,758

Futures Contracts outstanding at September 30, 2022:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Euro-Bobl	12/2022	(4)	$(469,444)	$(4,048)
Euro-Bund	12/2022	2	271,454	(12,534)
Euro-OAT	12/2022	4	517,937	(24,114)
FTSE KLCI	12/2022	(2)	(219,492)	9,833
S&P 500® E-Mini	12/2022	(2)	(360,150)	475
10-Year Bond	12/2022	(8)	(715,764)	6,852
Australian Dollars/U.S. Dollars	12/2022	(124)	(7,955,220)	391,306
British Pounds/U.S. Dollars	12/2022	(1)	(69,881)	2,154
Mexican Pesos/U.S. Dollars	12/2022	52	1,274,260	3,980
New Zealand Dollars/U.S. Dollars	12/2022	6	336,810	(5,508)
South African Rand/U.S. Dollars	12/2022	7	192,062	(1,166)
Swiss Francs/U.S. Dollars	12/2022	(1)	(127,675)	3,341
U.S. Dollars/Czech Republic Koruna	12/2022	1	100,525	1,553
U.S. Dollars/Norwegian Kroner	12/2022	4	399,218	31,394
U.S. Dollars/Swedish Kronor	12/2022	1	99,557	4,136
10-Year U.S. Treasury Note	12/2022	659	73,849,188	(1,598,520)
U.S. Treasury Long Bond	12/2022	(16)	(2,022,500)	5,194
Ultra 10-Year U.S. Treasury Note	12/2022	(304)	(36,019,250)	1,363,983
Ultra Long U.S. Treasury Bond	12/2022	(15)	(2,055,000)	5,236
Canadian Dollars/U.S. Dollars	12/2022	33	2,389,035	(18,290)
Euro/U.S. Dollars	12/2022	(70)	(8,628,813)	160,284
Japanese Yen/U.S. Dollars	12/2022	(103)	(8,965,506)	87,002
Long GILT	12/2022	(50)	(5,381,771)	672,387
2-Year U.S. Treasury Note	12/2022	(31)	(6,367,109)	86,844
5-Year U.S. Treasury Note	12/2022	(459)	(49,346,086)	725,528
Total Futures Contracts outstanding at September 30, 2022			$(49,273,615)	$1,897,302
Forward Foreign Currency Contracts outstanding at September 30, 2022:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/21/22	U.S. Dollars	2,641,203	New Zealand Dollars	4,363,632	MSCS	$197,891
10/05/22	U.S. Dollars	3,129,650	Australian Dollars	4,587,484	MSCS	195,083
10/11/22	U.S. Dollars	3,741,998	Euro	3,663,947	MSCS	148,339
12/21/22	U.S. Dollars	2,674,382	Swedish Krona	28,024,027	MSCS	135,003
12/21/22	U.S. Dollars	2,837,414	British Pounds	2,439,912	MSCS	109,524
12/21/22	U.S. Dollars	1,890,023	Canadian Dollars	2,482,458	MSCS	92,066
10/13/22	U.S. Dollars	1,146,267	Norwegian Krone	11,572,280	MSCS	83,370
10/11/22	U.S. Dollars	1,155,008	Canadian Dollars	1,494,471	MSCS	73,151
10/11/22	U.S. Dollars	1,258,450	South African Rand	21,606,540	MSCS	65,946
10/27/22	U.S. Dollars	574,755	New Zealand Dollars	912,471	MSCS	64,055
12/21/22	U.S. Dollars	1,093,099	Norwegian Krone	11,214,151	MSCS	61,005
10/03/22	U.S. Dollars	1,351,422	Taiwan Dollars	41,104,275	MSCS	57,079
11/28/22	U.S. Dollars	811,830	Hungarian Forint	335,154,000	MSCS	48,962
12/15/22	U.S. Dollars	1,703,302	British Pounds	1,486,212	MSCS	41,921
12/21/22	U.S. Dollars	1,579,543	Euro	1,561,111	MSCS	39,188
10/28/22	U.S. Dollars	589,181	Colombian Pesos	2,587,787,097	MSCS	31,032
12/21/22	British Pounds	829,602	U.S. Dollars	899,510	MSCS	28,008
12/22/22	U.S. Dollars	2,485,684	Australian Dollars	3,837,366	MSCS	27,247
10/11/22	U.S. Dollars	682,159	Czech Republic Koruna	16,501,881	MSCS	25,421

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/21/22	U.S. Dollars	726,748	Australian Dollars	1,096,620	MSCS	$24,212
12/21/22	U.S. Dollars	771,586	Chinese Offshore Yuan	5,330,757	MSCS	23,586
10/13/22	U.S. Dollars	629,637	Swiss Francs	597,538	MSCS	23,329
10/06/22	U.S. Dollars	392,126	Japanese Yen	53,421,888	MSCS	22,799
12/19/22	U.S. Dollars	2,754,124	Swedish Krona	30,172,244	MSCS	20,686
10/20/22	U.S. Dollars	437,734	Polish Zloty	2,087,668	MSCS	17,986
12/12/22	U.S. Dollars	517,048	South Korean Won	718,283,091	MSCS	17,662
10/27/22	U.S. Dollars	326,832	Chilean Pesos	300,971,270	MSCS	17,238
12/21/22	U.S. Dollars	358,076	Turkish Lira	7,042,454	MSCS	15,628
12/21/22	U.S. Dollars	301,533	Israeli Shekels	1,016,678	MSCS	14,279
12/21/22	Euro	233,697	Norwegian Krone	2,372,841	MSCS	12,205
12/21/22	Euro	234,457	New Zealand Dollars	395,471	MSCS	9,905
12/21/22	U.S. Dollars	905,407	Swiss Francs	876,311	MSCS	9,394
12/21/22	U.S. Dollars	86,918	Hungarian Forint	34,753,773	MSCS	8,267
12/14/22	U.S. Dollars	1,232,483	Mexican Pesos	25,014,370	MSCS	7,556
12/21/22	U.S. Dollars	454,000	Taiwan Dollars	14,234,807	MSCS	5,685
12/21/22	U.S. Dollars	234,340	Singapore Dollars	328,636	MSCS	5,254
10/14/22	U.S. Dollars	245,121	Indian Rupees	19,647,231	MSCS	4,215
11/15/22	U.S. Dollars	90,887	Indonesian Rupiahs	1,345,157,679	MSCS	3,217
12/21/22	U.S. Dollars	196,067	Mexican Pesos	3,946,565	MSCS	3,038
10/04/22	U.S. Dollars	50,118	Brazilian Real	257,191	MSCS	2,487
12/21/22	U.S. Dollars	91,273	South African Rand	1,625,187	MSCS	2,146
12/15/22	British Pounds	558,870	U.S. Dollars	624,075	MSCS	665
10/27/22	Chilean Pesos	88,824,880	U.S. Dollars	90,753	MSCS	616
10/27/22	U.S. Dollars	224,551	Indian Rupees	18,322,455	MSCS	412
12/21/22	U.S. Dollars	5,971	Polish Zloty	28,008	MSCS	402
11/03/22	U.S. Dollars	47,614	Brazilian Real	257,191	MSCS	331
12/21/22	Swedish Krona	303,586	U.S. Dollars	27,186	MSCS	323
12/21/22	Euro	233,643	Singapore Dollars	330,385	MSCS	231
10/13/22	U.S. Dollars	73,733	Hong Kong Dollars	577,594	MSCS	127
12/21/22	U.S. Dollars	1,886	Japanese Yen	265,743	MSCS	31
Subtotal Appreciation						$1,798,203
10/13/22	Hong Kong Dollars	568,182	U.S. Dollars	72,497	MSCS	$(90)
10/31/22	U.S. Dollars	89,815	Brazilian Real	489,318	MSCS	(200)
10/27/22	U.S. Dollars	89,863	Chilean Pesos	88,407,465	MSCS	(1,077)
12/21/22	Mexican Pesos	4,623,699	U.S. Dollars	227,432	MSCS	(1,284)
12/21/22	U.S. Dollars	1,426,539	Taiwan Dollars	45,349,915	MSCS	(1,724)
12/21/22	Swedish Krona	2,526,139	Euro	234,000	MSCS	(1,984)
11/07/22	Singapore Dollars	103,302	U.S. Dollars	75,357	MSCS	(3,404)
12/21/22	Swiss Francs	447,057	Euro	467,147	MSCS	(3,827)
12/21/22	Japanese Yen	64,417,265	U.S. Dollars	453,924	MSCS	(4,454)
12/21/22	Taiwan Dollars	7,276,417	U.S. Dollars	234,000	MSCS	(4,834)
12/21/22	New Zealand Dollars	392,424	Canadian Dollars	310,875	MSCS	(5,427)
12/21/22	South African Rand	1,896,335	U.S. Dollars	110,114	MSCS	(6,117)
12/21/22	New Zealand Dollars	788,672	Australian Dollars	698,923	MSCS	(6,159)
10/27/22	Chilean Pesos	80,833,299	U.S. Dollars	89,358	MSCS	(6,209)
10/06/22	Taiwan Dollars	7,216,650	U.S. Dollars	233,942	MSCS	(6,751)
12/14/22	Mexican Pesos	26,421,698	U.S. Dollars	1,301,823	MSCS	(7,981)
12/21/22	U.S. Dollars	363,034	Euro	377,000	MSCS	(8,954)
12/21/22	Swedish Krona	2,783,794	U.S. Dollars	261,324	MSCS	(9,072)
12/21/22	Chinese Offshore Yuan	3,262,839	U.S. Dollars	467,000	MSCS	(9,166)
12/21/22	U.S. Dollars	379,210	Swedish Krona	4,302,483	MSCS	(10,657)
12/15/22	U.S. Dollars	375,914	British Pounds	346,636	MSCS	(11,576)
10/28/22	Colombian Pesos	964,645,476	U.S. Dollars	222,257	MSCS	(14,197)
10/06/22	Japanese Yen	35,219,353	U.S. Dollars	258,516	MSCS	(15,032)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/13/22	Swiss Francs	938,009	U.S. Dollars	967,830	MSCS	$(16,053)
10/11/22	Czech Republic Koruna	11,517,557	U.S. Dollars	474,862	MSCS	(16,489)
10/14/22	Indian Rupees	64,782,444	U.S. Dollars	810,999	MSCS	(16,664)
12/21/22	U.S. Dollars	1,083,000	Chinese Offshore Yuan	7,843,970	MSCS	(17,648)
12/19/22	Swedish Krona	25,341,305	U.S. Dollars	2,315,080	MSCS	(19,299)
12/21/22	Euro	576,929	U.S. Dollars	589,231	MSCS	(19,973)
10/03/22	Taiwan Dollars	10,108,472	U.S. Dollars	338,336	MSCS	(20,028)
12/21/22	British Pounds	775,679	U.S. Dollars	888,030	MSCS	(20,796)
10/20/22	Polish Zloty	1,948,755	U.S. Dollars	412,717	MSCS	(20,898)
12/15/22	British Pounds	746,243	U.S. Dollars	855,247	MSCS	(21,049)
12/21/22	U.S. Dollars	683,098	British Pounds	633,930	MSCS	(25,653)
12/22/22	Australian Dollars	4,319,811	U.S. Dollars	2,798,192	MSCS	(30,672)
12/21/22	Swiss Francs	1,946,885	U.S. Dollars	2,036,132	MSCS	(45,478)
12/21/22	Singapore Dollars	2,361,789	U.S. Dollars	1,693,039	MSCS	(46,680)
11/28/22	Hungarian Forint	354,043,736	U.S. Dollars	857,586	MSCS	(51,722)
12/21/22	New Zealand Dollars	1,096,777	U.S. Dollars	674,129	MSCS	(60,014)
10/27/22	New Zealand Dollars	974,000	U.S. Dollars	613,306	MSCS	(68,170)
12/21/22	Canadian Dollars	1,517,428	U.S. Dollars	1,168,667	MSCS	(69,648)
10/13/22	Norwegian Krone	9,414,924	U.S. Dollars	938,121	MSCS	(73,375)
10/11/22	Canadian Dollars	2,069,634	U.S. Dollars	1,598,401	MSCS	(100,181)
10/11/22	Euro	3,539,034	U.S. Dollars	3,610,448	MSCS	(139,304)
12/21/22	Norwegian Krone	17,018,221	U.S. Dollars	1,727,205	MSCS	(160,933)
12/21/22	Australian Dollars	4,226,709	U.S. Dollars	2,890,894	MSCS	(183,103)
10/05/22	Australian Dollars	5,069,929	U.S. Dollars	3,435,349	MSCS	(192,166)
Subtotal Depreciation						$(1,576,172)
Total Forward Foreign Currency Contracts outstanding at September 30, 2022						$222,031
Swap Agreements outstanding at September 30, 2022:
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
3.75% (Quarterly)	3-Month Malaysia Interbank Rate (Quarterly)	12/21/2024	BOA	MYR	14,270,000	$7,869	$(2,109)	$9,978
3.75% (Quarterly)	3-Month Malaysia Interbank Rate (Quarterly)	12/21/2024	BNP	MYR	13,230,000	7,295	(8,416)	15,711
						$15,164	$(10,525)	$25,689

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	12.40% (Upon termination)	1/2/2023	BRL	3,175,953	$3,886	$(298)	$4,184
5.80% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2023	BRL	11,831,599	130,375	7,701	122,674
3.00% (Quarterly)	3-Month KWCDC (Quarterly)	6/15/2024	KRW	5,747,990,000	80,902	23,096	57,806
3.25% (Quarterly)	3-Month ASX BBSW (Quarterly)	8/15/2024	AUD	6,540,000	48,740	17,890	30,850
9.20% (Lunar)	28-Day Mexico Interbank TIIE (Lunar)	12/18/2024	MXN	72,790,000	54,135	543	53,592
1.50% (Annually)	6-Month EURIBOR (Semiannually)	12/21/2024	EUR	7,350,000	201,648	173,112	28,536
3.25% (Annually)	3-Month TELBOR (Quarterly)	12/21/2024	ILS	12,075,000	36,020	8,958	27,062
3.25% (Quarterly)	3-Month ASX BBSW (Quarterly)	12/21/2024	AUD	5,620,000	60,849	47,994	12,855

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
3.75% (Quarterly)	3-Month HIBOR (Quarterly)	12/21/2024	HKD	80,000,000	$133,816	$71,797	$62,019
6.50% (Annually)	6-Month PRIBOR (Semiannually)	12/21/2024	CZK	63,675,000	(5,154)	(15,443)	10,289
7.50% (Annually)	6-Month WIBOR (Semiannually)	12/21/2024	PLN	7,375,000	2,492	(15,775)	18,267
8.75% (Quarterly)	3-Month JIBAR (Quarterly)	12/21/2024	ZAR	62,350,000	(22,203)	(54,067)	31,864
0.27% (Annually)	1-Day SONIA (Annually)	6/17/2025	GBP	10,000	1,448	(174)	1,622
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	8.50% (Upon termination)	1/4/2027	BRL	5,078,935	120,493	(17,836)	138,329
2.35% (Annually)	6-Month EURIBOR (Semiannually)	9/9/2027	EUR	11,380,000	215,835	98,298	117,537
2.75% (Annually)	1-Day SOFR (Annually)	12/21/2027	USD	1,740,000	81,566	76,588	4,978
3.75% (Semiannually)	6-Month ASX BBSW (Semiannually)	12/21/2027	AUD	260,000	4,075	1,990	2,085
6.75% (Annually)	6-Month WIBOR (Semiannually)	12/21/2027	PLN	2,375,000	4,886	2,128	2,758
2.35% (Annually)	6-Month EURIBOR (Semiannually)	7/4/2029	EUR	3,600,000	115,278	104,636	10,642
2.57% (Annually)	1-Day SOFR (Annually)	6/4/2031	USD	42,270,000	422,755	40,613	382,142
1-Day ESTR (Annually)	1.75% (Annually)	5/17/2032	EUR	8,950,000	425,585	21,953	403,632
0.50% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	5/26/2032	JPY	1,921,760,000	146,515	68,767	77,748
2.68% (Annually)	1-Day SOFR (Annually)	7/28/2032	USD	8,750,000	199,911	(58,721)	258,632
1-Day SONIA (Annually)	2.50% (Annually)	8/25/2032	GBP	1,490,000	71,775	4,955	66,820
6-Month EURIBOR (Semiannually)	2.50% (Annually)	8/30/2032	EUR	2,200,000	(60,479)	(63,569)	3,090
2.75% (Annually)	3-Month STIBOR (Quarterly)	9/8/2032	SEK	15,330,000	13,384	1,804	11,580
0.25% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	12/21/2032	JPY	1,345,480,000	247,784	246,996	788
2.00% (Annually)	6-Month EURIBOR (Semiannually)	12/21/2032	EUR	1,180,000	110,117	72,034	38,083
3.25% (Annually)	3-Month TELBOR (Quarterly)	12/21/2032	ILS	5,425,000	48,522	(210)	48,732
3-Month CDOR (Semiannually)	3.25% (Semiannually)	12/21/2032	CAD	100,000	(2,566)	(3,107)	541
6.48% (Semiannually)	1-Day CLP-TNA (Semiannually)	12/21/2032	CLP	625,650,000	13,202	—	13,202
9.82% (Quarterly)	1-Day COP-IBR-OIS (Quarterly)	12/21/2032	COP	4,730,040,000	5,665	—	5,665
1.45% (Annually)	6-Month EURIBOR (Semiannually)	8/10/2042	EUR	20,960,000	345,976	135,974	210,002
2.75% (Annually)	1-Day SOFR (Annually)	7/12/2047	USD	1,150,000	35,185	11,117	24,068
2.08% (Annually)	1-Day SOFR (Annually)	7/28/2047	USD	14,760,000	67,742	16,754	50,988
6-Month EURIBOR (Semiannually)	1.33% (Annually)	5/17/2052	EUR	2,880,000	212,054	68,232	143,822
1.56% (Annually)	6-Month EURIBOR (Semiannually)	7/6/2052	EUR	2,290,000	(17,020)	(33,349)	16,329
2.17% (Annually)	1-Day SOFR (Annually)	8/11/2052	USD	8,940,000	162,473	107,358	55,115
6-Month EURIBOR (Semiannually)	1.80% (Annually)	9/9/2052	EUR	3,570,000	48,090	12,519	35,571
Subtotal Appreciation					$3,765,757	$1,181,258	$2,584,499
3-Month New Zealand BBR FRA (Quarterly)	1.25% (Semiannually)	12/15/2022	NZD	3,850,000	$(6,038)	$(4,266)	$(1,772)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	10.57% (Upon termination)	1/2/2023	BRL	1,667,474	(4,153)	—	(4,153)
7.20% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2023	BRL	4,961,331	(44,678)	487	(45,165)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	12.30% (Upon termination)	1/2/2024	BRL	1,496,045	772	1,905	(1,133)
2.00% (Annually)	1-Day SONIA (Annually)	9/21/2024	GBP	4,060,000	282,979	287,139	(4,160)
11.00% (Quarterly)	1-Day COP-IBR-OIS (Quarterly)	12/21/2024	COP	9,132,370,000	(3,029)	(446)	(2,583)
1-Day CLP-TNA (Semiannually)	9.29% (Semiannually)	12/21/2024	CLP	506,250,000	(5,019)	—	(5,019)
1-Day SOFR (Annually)	3.60% (Annually)	12/21/2024	USD	9,800,000	(115,070)	(56,420)	(58,650)
1-Day SOFR (Annually)	3.25% (Annually)	12/21/2024	USD	7,650,000	(140,570)	(109,656)	(30,914)
1-Day SONIA (Annually)	2.75% (Annually)	12/21/2024	GBP	3,940,000	(235,443)	(126,048)	(109,395)
3.75% (Annually)	6-Month NIBOR (Semiannually)	12/21/2024	NOK	123,250,000	(20,909)	8,672	(29,581)
3-Month New Zealand BBR FRA (Quarterly)	4.00% (Semiannually)	12/21/2024	NZD	4,880,000	(42,870)	(29,479)	(13,391)
3-Month STIBOR (Quarterly)	3.00% (Annually)	12/21/2024	SEK	191,100,000	(150,271)	(117,569)	(32,702)
6.25% (Semiannually)	1-Day MIBOR (Semiannually)	12/21/2024	INR	148,310,000	21,096	25,198	(4,102)
7-Day CFETS Repo Rate (Quarterly)	2.50% (Quarterly)	12/21/2024	CNY	36,540,000	26,947	40,506	(13,559)
11.23% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/4/2027	BRL	4,339,678	(5,615)	10,418	(16,033)
0.00% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	12/21/2027	JPY	1,466,910,000	133,948	141,419	(7,471)
1.50% (Annually)	Swiss Average Overnight Rate (Annually)	12/21/2027	CHF	3,370,000	42,042	43,215	(1,173)
1-Day CLP-TNA (Semiannually)	7.03% (Semiannually)	12/21/2027	CLP	624,960,000	(12,277)	—	(12,277)
1-Day ESTR (Annually)	1.50% (Annually)	12/21/2027	EUR	1,810,000	(102,892)	(86,603)	(16,289)
2.50% (Quarterly)	7-Day CFETS Repo Rate (Quarterly)	12/21/2027	CNY	23,910,000	(11,479)	14,702	(26,181)

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month New Zealand BBR FRA (Quarterly)	4.00% (Semiannually)	12/21/2027	NZD	5,890,000	$(84,101)	$(40,405)	$(43,696)
6.50% (Annually)	6-Month WIBOR (Semiannually)	12/21/2027	PLN	2,375,000	(9,544)	7,404	(16,948)
7.50% (Semiannually)	1-Day MIBOR (Semiannually)	12/21/2027	INR	223,880,000	(63,318)	(51,019)	(12,299)
1-Day SOFR (Annually)	2.50% (Annually)	6/4/2029	USD	16,030,000	(213,164)	(11,050)	(202,114)
1-Day SONIA (Annually)	0.31% (Annually)	6/17/2030	GBP	10,000	(3,082)	307	(3,389)
6-Month EURIBOR (Semiannually)	2.13% (Annually)	5/17/2032	EUR	8,950,000	(376,220)	(910)	(375,310)
6-Month EURIBOR (Semiannually)	2.00% (Annually)	5/26/2032	EUR	8,190,000	(386,286)	(148,945)	(237,341)
6-Month EURIBOR (Semiannually)	2.75% (Annually)	9/8/2032	EUR	1,310,000	(23,136)	2,761	(25,897)
6-Month EURIBOR (Semiannually)	2.65% (Annually)	9/9/2032	EUR	16,800,000	(362,926)	(146,646)	(216,280)
3.00% (Annually)	1-Day SOFR (Annually)	10/4/2032	USD	3,190,000	24,020	24,020	—
6-Month EURIBOR (Semiannually)	3.20% (Annually)	10/4/2032	EUR	2,740,000	2,174	2,174	—
28-Day Mexico Interbank TIIE (Lunar)	8.60% (Lunar)	12/8/2032	MXN	35,500,000	(64,182)	(911)	(63,271)
1-Day SOFR (Annually)	2.50% (Annually)	12/21/2032	USD	2,980,000	(260,317)	(193,819)	(66,498)
1-Day SONIA (Annually)	2.25% (Annually)	12/21/2032	GBP	10,000	(1,920)	(996)	(924)
3.50% (Annually)	6-Month NIBOR (Semiannually)	12/21/2032	NOK	1,730,000	187	1,750	(1,563)
3.75% (Semiannually)	6-Month ASX BBSW (Semiannually)	12/21/2032	AUD	30,000	1,098	1,365	(267)
3-Month JIBAR (Quarterly)	9.50% (Quarterly)	12/21/2032	ZAR	19,450,000	(18,460)	21,674	(40,134)
3-Month KWCDC (Quarterly)	3.75% (Quarterly)	12/21/2032	KRW	241,420,000	(1,121)	409	(1,530)
3-Month STIBOR (Quarterly)	3.00% (Annually)	12/21/2032	SEK	1,070,000	(1,491)	(1,003)	(488)
6-Month PRIBOR (Semiannually)	4.75% (Annually)	12/21/2032	CZK	26,075,000	(20,558)	12,068	(32,626)
6-Month WIBOR (Semiannually)	6.25% (Annually)	12/21/2032	PLN	4,225,000	(35,018)	14,620	(49,638)
Swiss Average Overnight Rate (Annually)	1.75% (Annually)	12/21/2032	CHF	140,000	4,190	4,679	(489)
1-Day SOFR (Annually)	2.73% (Annually)	6/4/2033	USD	26,840,000	(217,938)	(23,184)	(194,754)
1-Day SONIA (Annually)	3.80% (Annually)	7/31/2035	GBP	5,630,000	(286,028)	(16,510)	(269,518)
6-Month EURIBOR (Semiannually)	2.86% (Annually)	7/4/2037	EUR	5,360,000	(87,642)	(54,257)	(33,385)
1-Day SOFR (Annually)	2.94% (Annually)	7/12/2037	USD	1,940,000	(48,691)	(12,915)	(35,776)
1-Day SOFR (Annually)	2.91% (Annually)	7/28/2037	USD	20,540,000	(269,265)	41,935	(311,200)
6-Month EURIBOR (Semiannually)	2.15% (Annually)	8/9/2037	EUR	9,230,000	(286,361)	(115,055)	(171,306)
2.72% (Annually)	1-Day SOFR (Annually)	8/11/2037	USD	20,000,000	(384,554)	(186,684)	(197,870)
1-Day SONIA (Annually)	0.40% (Annually)	6/17/2040	GBP	10,000	(4,977)	512	(5,489)
6-Month EURIBOR (Semiannually)	1.05% (Annually)	8/11/2047	EUR	11,560,000	(78,939)	(33,729)	(45,210)
1-Day ESTR (Annually)	1.36% (Annually)	5/17/2052	EUR	2,880,000	(242,478)	(82,461)	(160,017)
Subtotal Depreciation					$(4,192,577)	$(941,647)	$(3,250,930)
Net Centrally Cleared Interest Rate Swaps outstanding at September 30, 2022					$(426,820)	$239,611	$(666,431)
Total Return Basket Swap Agreements outstanding at September 30, 2022:
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the USFFE or 1-Month Libor plus or minus a specified spread(-17.44% to 0.15%), which is denominated in USD based on the local currencies of the positions within the swap (Monthly).*	44-61 months maturity ranging from 05/26/2026 - 10/01/2027	GSC	$166,084,419	$3,498,173	$—	$3,498,173

*The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Alphabet, Inc. Class A	8,516	$814,555	$(110,271)	(3.15)%
General Electric Co.	(13,112)	811,764	134,084	3.83
Mercury General Corporation	(26,864)	763,475	90,419	2.58
Ingersoll-Rand, Inc.	(17,206)	744,332	110,554	3.16

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Adobe, Inc.	2,512	$691,302	$(234,832)	(6.71)%
Fortive Corporation	(11,697)	681,935	84,228	2.41
Honeywell International, Inc.	(3,951)	659,698	98,528	2.82
Wyndham Hotels & Resorts, Inc.	10,624	651,782	(67,725)	(1.94)
NVIDIA Corporation	(5,299)	643,246	113,934	3.26
Robert Half International, Inc.	8,269	632,578	(30,149)	(0.86)
Webster Financial Corporation	(13,823)	624,800	35,634	1.02
Jabil, Inc.	(10,810)	623,845	32,039	0.92
Meta Platforms, Inc. Class A	4,588	622,500	(142,815)	(4.08)
3M Co.	5,446	601,783	(58,464)	(1.67)
Nordson Corporation	2,751	583,955	(58,669)	(1.68)
Vail Resorts, Inc.	2,702	582,659	(51,376)	(1.47)
Cintas Corporation	1,486	576,850	(58,232)	(1.66)
Public Service Enterprise Group, Inc.	(10,239)	575,739	114,768	3.28
Microsoft Corporation	2,462	573,400	(67,869)	(1.94)
LPL Financial Holdings, Inc.	(2,610)	570,233	31,307	0.89
First Citizens BancShares, Inc. Class A	(705)	562,188	34,791	0.99
Marvell Technology, Inc.	(12,840)	550,964	87,505	2.50
SEI Investments Co.	11,139	546,368	(77,177)	(2.21)
Capital One Financial Corporation	(5,910)	544,725	92,600	2.65
Abbott Laboratories	5,534	535,470	(57,974)	(1.66)
Visa, Inc. Class A	2,993	531,706	(71,980)	(2.06)
Highwoods Properties, Inc. REIT	19,262	519,304	(76,307)	(2.18)
NextEra Energy, Inc.	(6,531)	512,096	72,671	2.08
Switch, Inc. Class A	(15,066)	507,574	4,725	0.14
American Tower Corporation REIT	(2,364)	507,551	81,358	2.33
SS&C Technologies Holdings, Inc.	10,188	486,477	(71,098)	(2.03)
Pinnacle Financial Partners, Inc.	5,997	486,357	(10,322)	(0.30)
Chemed Corporation	1,114	486,328	(42,539)	(1.22)
Sirius XM Holdings, Inc.	84,389	481,861	(46,388)	(1.33)
LKQ Corporation	(10,198)	480,836	59,492	1.70
Aramark	(15,407)	480,698	99,228	2.84
Otis Worldwide Corporation	7,532	480,542	(66,018)	(1.89)
Comerica, Inc.	(6,725)	478,147	86,667	2.48
Hershey Co. (The)	2,162	476,656	(10,901)	(0.31)
Lockheed Martin Corporation	1,217	470,115	(40,655)	(1.16)
Monolithic Power Systems, Inc.	1,288	468,059	(94,380)	(2.70)
Parker-Hannifin Corporation	1,928	467,174	(56,304)	(1.61)
MKS Instruments, Inc.	(5,602)	462,949	99,510	2.84
Boeing Co. (The)	(3,796)	459,620	121,818	3.48
Incyte Corporation	6,790	452,486	(34,579)	(0.99)
Global Payments, Inc.	(4,175)	451,109	50,968	1.46
Henry Schein, Inc.	6,847	450,327	(50,976)	(1.46)
Rollins, Inc.	12,948	449,037	(19,261)	(0.55)
Masco Corporation	9,494	443,275	(42,830)	(1.22)
Tradeweb Markets, Inc. Class A	(7,829)	441,712	70,813	2.02
Other	(887,251)	138,382,277	3,440,623	98.36
		$166,084,419	$3,498,173	100.00%
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2022, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

See the Notes to Schedules of Investments in the June 30, 2022 GuideStone Funds' Semi-Annual Report to shareholders for more information. The Notes also contain Derivative Holdings Categorized by Risk Exposure by Fund as of June 30, 2022, the average balance of derivative holdings by Fund during the period ended June 30, 2022, and the market values of loaned securities and collateral received for each of the Select Funds.